UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2015

Date of reporting period: August 31, 2014

Item 1. Reports to Stockholders.

AUGUST 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Short Treasury Bond ETF | SHV | NYSE Arca
➢	iShares 1-3 Year Treasury Bond ETF | SHY | NYSE Arca
➢	iShares 3-7 Year Treasury Bond ETF | IEI | NYSE Arca
➢	iShares 7-10 Year Treasury Bond ETF | IEF | NYSE Arca
➢	iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca
➢	iShares 20+ Year Treasury Bond ETF | TLT | NYSE Arca

Fund Performance Overview

iSHARES® SHORT TREASURY BOND ETF

Performance as of August 31, 2014

The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one month and one year, as represented by the Barclays U.S. Short Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 0.02%, net of fees, while the total return for the Index was 0.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.02%	0.02%	0.12%	0.02%	0.02%	0.12%
5 Years	0.06%	0.06%	0.20%	0.30%	0.30%	0.98%
Since Inception	1.07%	1.08%	1.20%	8.52%	8.54%	9.54%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.20	$0.45	$1,000.00	$1,024.80	$0.46	0.09%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 8/31/14

Investment Type	Percentage of Total Investments*

U.S. Government Obligations	100.00%

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

U.S. Treasury Notes, 1.75%, 07/31/15	13.02%
U.S. Treasury Notes, 2.13%, 11/30/14	9.49
U.S. Treasury Notes, 4.13%, 05/15/15	7.06
U.S. Treasury Notes, 0.38%, 11/15/14	6.85
U.S. Treasury Notes, 2.63%, 12/31/14	6.37

TOTAL	42.79%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® 1-3 YEAR TREASURY BOND ETF

Performance as of August 31, 2014

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the Barclays U.S. 1-3 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 0.20%, net of fees, while the total return for the Index was 0.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.66%	0.64%	0.79%	0.66%	0.64%	0.79%
5 Years	0.96%	0.95%	1.10%	4.91%	4.84%	5.63%
10 Years	2.40%	2.39%	2.52%	26.77%	26.70%	28.31%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.00	$0.76	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 8/31/14

Maturity	Percentage of Total Investments*

0-1 Year	3.47%
1-2 Years	52.64
2-3 Years	38.67
3-4 Years	5.22

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

U.S. Treasury Notes, 1.50%, 06/30/16	15.31%
U.S. Treasury Notes, 0.88%, 09/15/16	8.77
U.S. Treasury Notes, 1.00%, 03/31/17	5.97
U.S. Treasury Notes, 0.50%, 06/15/16	5.28
U.S. Treasury Notes, 1.00%, 08/31/16	5.14

TOTAL	40.47%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® 3-7 YEAR TREASURY BOND ETF

Performance as of August 31, 2014

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the Barclays U.S. 3-7 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 0.91%, net of fees, while the total return for the Index was 0.96%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.74%	2.86%	2.82%	2.74%	2.86%	2.82%
5 Years	3.37%	3.36%	3.47%	18.00%	17.99%	18.62%
Since Inception	4.84%	4.85%	4.97%	43.62%	43.65%	44.91%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,009.10	$0.76	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 8/31/14

Maturity	Percentage of Total Investments*

3-4 Years	26.91%
4-5 Years	34.29
5-6 Years	16.51
6-7 Years	22.29

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

U.S. Treasury Notes, 2.25%, 04/30/21	12.07%
U.S. Treasury Notes, 1.50%, 12/31/18	11.25
U.S. Treasury Notes, 1.00%, 08/31/19	5.48
U.S. Treasury Notes, 1.38%, 07/31/18	5.14
U.S. Treasury Notes, 0.75%, 12/31/17	4.77

TOTAL	38.71%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® 7-10 YEAR TREASURY BOND ETF

Performance as of August 31, 2014

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the Barclays U.S. 7-10 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 3.47%, net of fees, while the total return for the Index was 3.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.35%	6.59%	6.37%	6.35%	6.59%	6.37%
5 Years	5.35%	5.35%	5.47%	29.75%	29.76%	30.50%
10 Years	5.42%	5.41%	5.51%	69.49%	69.44%	71.00%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,034.70	$0.77	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 8/31/14

Maturity	Percentage of Total Investments*

6-7 Years	8.80%
7-8 Years	23.69
8-9 Years	30.24
9-10 Years	37.27

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

U.S. Treasury Notes, 2.50%, 05/15/24	24.00%
U.S. Treasury Notes, 1.63%, 11/15/22	13.84
U.S. Treasury Notes, 1.63%, 08/15/22	13.57
U.S. Treasury Notes, 2.75%, 02/15/24	13.18
U.S. Treasury Notes, 1.75%, 05/15/22	9.99

TOTAL	74.58%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® 10-20 YEAR TREASURY BOND ETF

Performance as of August 31, 2014

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the Barclays U.S. 10-20 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 5.87%, net of fees, while the total return for the Index was 5.95%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.16%	9.51%	9.27%	9.16%	9.51%	9.27%
5 Years	6.57%	6.56%	6.70%	37.47%	37.41%	38.31%
Since Inception	7.02%	7.03%	7.10%	68.10%	68.21%	69.04%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,058.70	$0.78	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 8/31/14

Maturity	Percentage of Total Investments*

8-9 Years	1.91%
9-10 Years	1.31
10-11 Years	13.78
11-12 Years	8.06
12-13 Years	9.20
13-14 Years	21.21
14-15 Years	20.78
15-16 Years	10.52
16-17 Years	13.23

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

U.S. Treasury Bonds, 6.13%, 11/15/27	16.44%
U.S. Treasury Bonds, 5.38%, 02/15/31	13.23
U.S. Treasury Bonds, 5.25%, 02/15/29	11.13
U.S. Treasury Bonds, 6.25%, 05/15/30	10.52
U.S. Treasury Bonds, 7.50%, 11/15/24	5.94

TOTAL	57.26%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® 20+ YEAR TREASURY BOND ETF

Performance as of August 31, 2014

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the Barclays U.S. 20+ Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 11.18%, net of fees, while the total return for the Index was 11.26%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.16%	15.97%	15.25%	15.16%	15.97%	15.25%
5 Years	7.85%	7.87%	7.98%	45.92%	46.08%	46.77%
10 Years	7.21%	7.23%	7.31%	100.70%	100.94%	102.54%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,111.80	$0.80	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 8/31/14

Maturity	Percentage of Total Investments*

20-25 Years	9.59%
25-30 Years	90.41

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments*

U.S. Treasury Bonds, 3.13%, 02/15/43	13.59%
U.S. Treasury Bonds, 3.63%, 08/15/43	10.81
U.S. Treasury Bonds, 4.25%, 11/15/40	8.19
U.S. Treasury Bonds, 3.75%, 08/15/41	7.71
U.S. Treasury Bonds, 2.75%, 08/15/42	6.18

TOTAL	46.48%

*	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2014 (or commencement of operations, as applicable) and held through August 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE/SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® SHORT TREASURY BOND ETF

August 31, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.60%
U.S. Treasury Bills
0.00%, 12/26/14	$44,000	$43,996,173
U.S. Treasury Bonds
11.25%, 02/15/15	60,046	63,053,500
U.S. Treasury Notes
0.13%, 12/31/14	93,864	93,883,715
0.25%, 09/15/14	95,566	95,565,900
0.25%, 10/31/14	125,160	125,193,793
0.25%, 03/31/15	106,850	106,952,577
0.25%, 05/15/15	5,910	5,916,856
0.25%, 08/15/15	45,000	45,059,851
0.38%, 11/15/14	145,769	145,860,840
1.75%, 07/31/15	273,408	277,487,239
1.88%, 06/30/15	109,512	111,120,734
2.13%, 11/30/14	201,113	202,110,525
2.13%, 05/31/15	64,021	64,989,638
2.38%, 09/30/14	92,830	92,988,730
2.38%, 10/31/14	65,399	65,640,978
2.38%, 02/28/15	52,988	53,588,886
2.50%, 03/31/15	10,232	10,374,736
2.50%, 04/30/15	18,924	19,225,854
2.63%, 12/31/14	134,587	135,712,155
4.00%, 02/15/15	22,028	22,416,574
4.13%, 05/15/15	146,249	150,390,761
4.25%, 11/15/14	94,225	95,015,545
4.25%, 08/15/15	100,000	103,921,997

		2,130,467,557

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,130,422,787)		2,130,467,557

SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	4,991	4,991,389

		4,991,389

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,991,389)		4,991,389

Value

TOTAL INVESTMENTS IN SECURITIES — 99.84%
(Cost: $2,135,414,176)	$2,135,458,946
Other Assets, Less Liabilities — 0.16%	3,525,658

NET ASSETS — 100.00%	$2,138,984,604

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR TREASURY BOND ETF

August 31, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.73%
U.S. Treasury Bonds
7.25%, 05/15/16	$1,878	$2,095,059
U.S. Treasury Notes
0.25%, 08/15/15	160,142	160,354,994
0.25%, 09/15/15	231,148	231,446,176
0.25%, 09/30/15	18,991	19,013,217
0.25%, 11/30/15	47,120	47,147,800
0.25%, 12/15/15	113,491	113,525,972
0.25%, 02/29/16	8,656	8,650,487
0.38%, 11/15/15	125,134	125,408,046
0.38%, 01/15/16	192,134	192,441,422
0.38%, 02/15/16	62,573	62,648,410
0.38%, 03/31/16	13,260	13,268,088
0.38%, 05/31/16	7,690	7,686,232
0.50%, 06/15/16	474,396	475,060,150
0.50%, 07/31/17	5,725	5,652,808
0.63%, 07/15/16	135,778	136,190,756
0.63%, 08/15/16	301,132	301,878,810
0.63%, 10/15/16	121,555	121,680,198
0.63%, 11/15/16	21,760	21,765,221
0.63%, 12/15/16	267,866	267,713,319
0.63%, 02/15/17	1,154	1,151,346
0.63%, 05/31/17	343,982	341,787,395
0.63%, 08/31/17	142,026	140,548,928
0.63%, 09/30/17	227,690	224,996,430
0.75%, 01/15/17	171,882	172,117,466
0.75%, 10/31/17	191,235	189,429,742
0.88%, 09/15/16	783,920	789,297,831
0.88%, 11/30/16	21,760	21,875,980
0.88%, 12/31/16	24,990	25,104,354
0.88%, 04/15/17	8,124	8,141,710
0.88%, 05/15/17	231,806	232,063,286
0.88%, 06/15/17	235,094	235,134,361
1.00%, 08/31/16	458,305	462,727,625
1.00%, 10/31/16	293,556	296,059,944
1.00%, 03/31/17	534,699	537,591,684
1.25%, 10/31/15	299,856	303,580,203
1.38%, 11/30/15	250,000	253,632,507
1.50%, 06/30/16	1,352,221	1,377,967,071
1.50%, 07/31/16	25,720	26,215,880
1.75%, 05/31/16	6,587	6,739,489
1.88%, 08/31/17	12,095	12,417,212
1.88%, 09/30/17	53,955	55,359,447

Security	Principal or Shares (000s)	Value

2.00%, 01/31/16	$24,770	$25,373,192
2.13%, 12/31/15	8,976	9,199,322
2.38%, 07/31/17	109,457	113,964,444
2.50%, 06/30/17	49,160	51,345,165
2.63%, 02/29/16	30,298	31,342,977
2.63%, 04/30/16	21,760	22,564,032
2.75%, 11/30/16	6,961	7,289,420
3.00%, 02/28/17	4,102	4,332,450
3.13%, 10/31/16	8,105	8,544,615
3.13%, 01/31/17	3,303	3,494,012
3.13%, 04/30/17	6,125	6,496,052
3.25%, 05/31/16	47,472	49,795,278
3.25%, 06/30/16	21,760	22,859,751
3.25%, 12/31/16	5,060	5,361,475
3.25%, 03/31/17	3,036	3,226,478
4.25%, 08/15/15	146,726	152,480,589
4.50%, 11/15/15	214,468	225,523,838
4.50%, 02/15/16	2,558	2,712,989
4.50%, 05/15/17	7,074	7,762,795
4.63%, 02/15/17	35,259	38,591,685
5.13%, 05/15/16	167,711	181,114,458

		9,000,942,073

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,990,450,916)		9,000,942,073

SHORT-TERM INVESTMENTS — 4.07%

MONEY MARKET FUNDS — 4.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	366,773	366,772,617

		366,772,617

TOTAL SHORT-TERM INVESTMENTS
(Cost: $366,772,617)		366,772,617

TOTAL INVESTMENTS IN SECURITIES — 103.80%
(Cost: $9,357,223,533)		9,367,714,690
Other Assets, Less Liabilities — (3.80)%		(342,651,404)

NET ASSETS — 100.00%		$9,025,063,286

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® 3-7 YEAR TREASURY BOND ETF

August 31, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.72%
U.S. Treasury Notes
0.63%, 11/30/17	$36,314	$35,764,206
0.63%, 04/30/18	53,150	51,934,989
0.75%, 10/31/17[a]	63,339	62,741,179
0.75%, 12/31/17	184,916	182,604,550
0.75%, 03/31/18[a]	75,067	73,799,116
1.00%, 05/31/18[a]	24,228	23,964,400
1.00%, 06/30/19[a]	17,285	16,788,402
1.00%, 08/31/19[a]	216,885	210,118,182
1.00%, 11/30/19[a]	32,232	31,084,864
1.13%, 12/31/19	71,318	69,150,645
1.13%, 03/31/20[a]	12,088	11,662,260
1.13%, 04/30/20	45,538	43,860,836
1.25%, 11/30/18[a]	167,904	166,421,403
1.25%, 01/31/19[a]	51,564	50,979,658
1.25%, 02/29/20[a]	121,317	118,022,027
1.38%, 06/30/18[a]	80,940	81,074,360
1.38%, 07/31/18[a]	196,571	196,725,795
1.38%, 09/30/18[a]	63,779	63,690,010
1.38%, 01/31/20[a]	7,493	7,351,981
1.38%, 05/31/20[a]	103,446	100,960,193
1.50%, 08/31/18[a]	16,426	16,499,096
1.50%, 12/31/18[a]	430,723	430,921,154
1.50%, 01/31/19[a]	113,707	113,642,188
1.50%, 02/28/19[a]	114,863	114,707,184
1.50%, 03/31/19[a]	15,922	15,883,728
1.63%, 03/31/19[a]	27,418	27,502,447
1.63%, 04/30/19	16,389	16,424,892
1.75%, 10/31/18	85,550	86,643,981
1.88%, 10/31/17[a]	40,348	41,372,436
1.88%, 06/30/20	113,394	113,691,093
2.00%, 09/30/20	92,670	93,226,937
2.00%, 11/30/20[a]	105,961	106,399,479
2.00%, 02/28/21	10,001	10,018,802
2.00%, 05/31/21	92,488	92,383,490
2.00%, 08/31/21	5,000	4,985,550
2.13%, 08/31/20[a]	134,740	136,665,436
2.13%, 01/31/21[a]	58,299	58,868,658
2.25%, 04/30/21[a]	455,258	462,428,300
2.38%, 05/31/18[a]	59,648	62,005,083
2.38%, 12/31/20[a]	22,482	23,062,731
2.63%, 11/15/20	2,441	2,542,521

Security	Principal or Shares (000s)	Value

2.75%, 12/31/17[a]	$27,203	$28,631,158
2.75%, 02/28/18	27,206	28,649,715
2.88%, 03/31/18[a]	65,595	69,378,624
3.50%, 02/15/18[a]	70,107	75,594,972

		3,830,828,711

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,839,641,478)		3,830,828,711

SHORT-TERM INVESTMENTS — 41.28%

MONEY MARKET FUNDS — 41.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	1,375,782	1,375,781,547
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	141,857	141,856,805
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	84,104	84,104,348

		1,601,742,700

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,601,742,700)		1,601,742,700

TOTAL INVESTMENTS IN SECURITIES — 140.00%
(Cost: $5,441,384,178)		5,432,571,411
Other Assets, Less Liabilities — (40.00)%		(1,552,061,880)

NET ASSETS — 100.00%		$3,880,509,531

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 7-10 YEAR TREASURY BOND ETF

August 31, 2014

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 98.96%
U.S. Treasury Notes
1.63%, 08/15/22[a]	$1,083,036	$1,040,894,696
1.63%, 11/15/22[a]	1,108,799	1,061,497,550
1.75%, 05/15/22[a]	787,403	765,914,804
1.75%, 05/15/23	727,432	698,516,881
2.00%, 05/31/21[a]	14,352	14,335,882
2.00%, 11/15/21	9,713	9,669,964
2.00%, 02/15/23[a]	19,254	18,922,917
2.13%, 08/15/21[a]	381,722	384,031,503
2.25%, 04/30/21[a]	248,982	252,903,154
2.25%, 07/31/21	22,361	22,675,739
2.50%, 08/15/23	530,230	540,267,345
2.50%, 05/15/24[a]	1,814,504	1,840,433,686
2.75%, 11/15/23	7,068	7,338,568
2.75%, 02/15/24[a]	974,347	1,010,660,572
3.13%, 05/15/21	570	611,556

		7,668,674,817

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,610,901,431)		7,668,674,817

SHORT-TERM INVESTMENTS — 24.84%

MONEY MARKET FUNDS — 24.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	1,596,326	1,596,325,526
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	164,597	164,597,090
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	164,103	164,102,771

		1,925,025,387

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,925,025,387)		1,925,025,387

TOTAL INVESTMENTS IN SECURITIES — 123.80%
(Cost: $9,535,926,818)		9,593,700,204
Other Assets, Less Liabilities — (23.80)%		(1,844,498,299)

NET ASSETS — 100.00%		$7,749,201,905

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® 10-20 YEAR TREASURY BOND ETF

August 31, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.01%
U.S. Treasury Bonds
5.25%, 11/15/28[a]	$13,786	$18,057,854
5.25%, 02/15/29[a]	26,674	34,968,421
5.38%, 02/15/31[a]	30,804	41,543,758
5.50%, 08/15/28	11,209	14,974,801
6.00%, 02/15/26[a]	12,010	16,290,245
6.13%, 11/15/27	36,938	51,649,707
6.13%, 08/15/29[a]	8,592	12,259,753
6.25%, 05/15/30[a]	22,715	33,045,653
6.38%, 08/15/27[a]	3,380	4,810,471
6.50%, 11/15/26	8,970	12,758,897
6.63%, 02/15/27[a]	7,864	11,331,343
6.75%, 08/15/26[a]	6,240	9,010,662
6.88%, 08/15/25	9,534	13,672,567
7.50%, 11/15/24[a]	12,673	18,661,586
7.63%, 02/15/25[a]	7,347	10,961,582
U.S. Treasury Notes
2.50%, 08/15/23	5,895	6,006,592
2.50%, 05/15/24[a]	4,070	4,128,160

		314,132,052

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $321,220,968)		314,132,052

SHORT-TERM INVESTMENTS — 43.04%

MONEY MARKET FUNDS — 43.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	119,296	119,295,971
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	12,301	12,300,605
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	4,942	4,941,923

		136,538,499

TOTAL SHORT-TERM INVESTMENTS
(Cost: $136,538,499)		136,538,499

Value
TOTAL INVESTMENTS IN SECURITIES — 142.05%
(Cost: $457,759,467)	$450,670,551
Other Assets, Less Liabilities — (42.05)%	(133,400,152)

NET ASSETS — 100.00%	$317,270,399

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 20+ YEAR TREASURY BOND ETF

August 31, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.93%
U.S. Treasury Bonds
2.75%, 08/15/42[a]	$282,629	$265,224,808
2.75%, 11/15/42[a]	181,164	169,763,445
2.88%, 05/15/43	37,411	35,899,115
3.00%, 05/15/42[a]	61,324	60,613,988
3.13%, 11/15/41[a]	180,462	183,136,844
3.13%, 02/15/42[a]	156,655	158,745,082
3.13%, 02/15/43[a]	577,914	583,190,568
3.38%, 05/15/44[a]	202,129	213,723,559
3.50%, 02/15/39[a]	62,581	68,058,496
3.63%, 08/15/43[a]	419,416	464,017,153
3.63%, 02/15/44[a]	151,968	168,160,189
3.75%, 08/15/41	291,786	331,145,348
3.75%, 11/15/43	162,288	183,580,202
3.88%, 08/15/40[a]	132,537	153,387,955
4.25%, 05/15/39[a]	51,490	62,919,871
4.25%, 11/15/40[a]	286,214	351,350,491
4.38%, 02/15/38[a]	42,083	52,180,817
4.38%, 11/15/39[a]	61,242	76,310,098
4.38%, 05/15/40[a]	203,751	254,559,754
4.38%, 05/15/41[a]	8,547	10,714,651
4.50%, 02/15/36[a]	117,305	147,867,646
4.50%, 05/15/38[a]	200	252,562
4.50%, 08/15/39[a]	488	619,169
4.63%, 02/15/40[a]	167,546	216,750,514
5.00%, 05/15/37[a]	59,051	79,596,567

		4,291,768,892

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,252,219,851)		4,291,768,892

SHORT-TERM INVESTMENTS — 33.94%

MONEY MARKET FUNDS — 33.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	1,281,036	1,281,036,404
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	132,088	132,087,636

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	59,040	$59,040,413

		1,472,164,453

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,472,164,453)		1,472,164,453

TOTAL INVESTMENTS IN SECURITIES — 132.87%
(Cost: $5,724,384,304)		5,763,933,345
Other Assets, Less Liabilities — (32.87)%		(1,426,015,162)

NET ASSETS — 100.00%		$4,337,918,183

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2014

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,130,422,787	$8,990,450,916	$3,839,641,478
Affiliated (Note 2)	4,991,389	366,772,617	1,601,742,700

Total cost of investments	$2,135,414,176	$9,357,223,533	$5,441,384,178

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,130,467,557	$9,000,942,073	$3,830,828,711
Affiliated (Note 2)	4,991,389	366,772,617	1,601,742,700

Total fair value of investments	2,135,458,946	9,367,714,690	5,432,571,411
Receivables:
Investment securities sold	315,584,680	149,219,085	148,166,921
Interest	11,649,221	28,256,424	17,592,559

Total Assets	2,462,692,847	9,545,190,199	5,598,330,891

LIABILITIES
Payables:
Investment securities purchased	313,175,447	518,621,548	199,701,721
Collateral for securities on loan (Note 1)	—	—	1,517,638,352
Capital shares redeemed	10,364,626	368,459	—
Investment advisory fees (Note 2)	168,170	1,136,906	481,287

Total Liabilities	323,708,243	520,126,913	1,717,821,360

NET ASSETS	$2,138,984,604	$9,025,063,286	$3,880,509,531

Net assets consist of:
Paid-in capital	$2,138,617,731	$8,998,597,708	$3,914,401,923
Undistributed net investment income	11,665	3,003,885	3,966,586
Undistributed net realized gain (accumulated net realized loss)	310,438	12,970,536	(29,046,211)
Net unrealized appreciation (depreciation)	44,770	10,491,157	(8,812,767)

NET ASSETS	$2,138,984,604	$9,025,063,286	$3,880,509,531

Shares outstanding[b]	19,400,000	106,700,000	31,800,000

Net asset value per share	$110.26	$84.58	$122.03

[a]	Securities on loan with values of $ —, $ — and $1,487,616,105, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2014

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$7,610,901,431	$321,220,968	$4,252,219,851
Affiliated (Note 2)	1,925,025,387	136,538,499	1,472,164,453

Total cost of investments	$9,535,926,818	$457,759,467	$5,724,384,304

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$7,668,674,817	$314,132,052	$4,291,768,892
Affiliated (Note 2)	1,925,025,387	136,538,499	1,472,164,453

Total fair value of investments	9,593,700,204	450,670,551	5,763,933,345
Receivables:
Investment securities sold	755,539,800	—	59,359,100
Interest	32,099,631	2,147,891	20,538,577
Capital shares sold	—	—	1,356,620

Total Assets	10,381,339,635	452,818,442	5,845,187,642

LIABILITIES
Payables:
Investment securities purchased	870,150,446	3,913,491	92,498,384
Collateral for securities on loan (Note 1)	1,760,922,616	131,596,576	1,413,124,040
Capital shares redeemed	181,177	—	1,134,699
Investment advisory fees (Note 2)	883,491	37,976	512,336

Total Liabilities	2,632,137,730	135,548,043	1,507,269,459

NET ASSETS	$7,749,201,905	$317,270,399	$4,337,918,183

Net assets consist of:
Paid-in capital	$7,784,173,906	$325,977,938	$4,331,177,331
Undistributed net investment income	11,476,592	508,640	9,878,302
Accumulated net realized loss	(104,221,979)	(2,127,263)	(42,686,491)
Net unrealized appreciation (depreciation)	57,773,386	(7,088,916)	39,549,041

NET ASSETS	$7,749,201,905	$317,270,399	$4,337,918,183

Shares outstanding[b]	73,900,000	2,400,000	36,500,000

Net asset value per share	$104.86	$132.20	$118.85

[a]	Securities on loan with values of $1,723,562,120, $129,510,990 and $1,389,194,941, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2014

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$1,031,910	$19,976,233	$21,316,564
Interest — affiliated (Note 2)	17	1,364	271
Securities lending income — affiliated (Note 2)	—	102,917	657,650

Total investment income	1,031,927	20,080,514	21,974,485

EXPENSES
Investment advisory fees (Note 2)	1,674,389	6,150,178	2,404,268

Total expenses	1,674,389	6,150,178	2,404,268
Less investment advisory fees waived (Note 2)	(649,195)	—	—

Net expenses	1,025,194	6,150,178	2,404,268

Net investment income	6,733	13,930,336	19,570,217

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,470)	182,596	(9,127,808)
In-kind redemptions — unaffiliated	347,168	13,316,328	1,134,933

Net realized gain (loss)	338,698	13,498,924	(7,992,875)

Net change in unrealized appreciation/depreciation	294,496	(11,647,492)	18,300,257

Net realized and unrealized gain	633,194	1,851,432	10,307,382

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$639,927	$15,781,768	$29,877,599

See notes to financial statements.

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2014

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$71,187,757	$3,347,397	$58,931,237
Interest — affiliated (Note 2)	467	16	217
Securities lending income — affiliated (Note 2)	1,528,307	76,356	752,422

Total investment income	72,716,531	3,423,769	59,683,876

EXPENSES
Investment advisory fees (Note 2)	4,636,094	209,725	2,779,279

Total expenses	4,636,094	209,725	2,779,279

Net investment income	68,080,437	3,214,044	56,904,597

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(33,825,463)	(882,424)	(70,513,034)
In-kind redemptions — unaffiliated	29,272,900	1,407,698	129,660,390

Net realized gain (loss)	(4,552,563)	525,274	59,147,356

Net change in unrealized appreciation/depreciation	108,474,750	12,927,884	306,652,956

Net realized and unrealized gain	103,922,187	13,453,158	365,800,312

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$172,002,624	$16,667,202	$422,704,909

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Short Treasury Bond ETF		iShares 1-3 Year Treasury Bond ETF
	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,733	$66,258	$13,930,336	$22,165,634
Net realized gain	338,698	1,370,599	13,498,924	5,977,278
Net change in unrealized appreciation/depreciation	294,496	(378,699)	(11,647,492)	4,776,985

Net increase in net assets resulting from operations	639,927	1,058,158	15,781,768	32,919,897

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(62,198)	(13,384,755)	(21,311,079)

Total distributions to shareholders	—	(62,198)	(13,384,755)	(21,311,079)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	838,042,690	4,751,238,178	2,324,432,503	6,512,468,204
Cost of shares redeemed	(1,323,212,741)	(5,137,562,932)	(5,054,641,704)	(2,229,021,289)

Net increase (decrease) in net assets from capital share transactions	(485,170,051)	(386,324,754)	(2,730,209,201)	4,283,446,915

INCREASE (DECREASE) IN NET ASSETS	(484,530,124)	(385,328,794)	(2,727,812,188)	4,295,055,733

NET ASSETS
Beginning of period	2,623,514,728	3,008,843,522	11,752,875,474	7,457,819,741

End of period	$2,138,984,604	$2,623,514,728	$9,025,063,286	$11,752,875,474

Undistributed net investment income included in net assets at end of period	$11,665	$4,932	$3,003,885	$2,458,304

SHARES ISSUED AND REDEEMED
Shares sold	7,600,000	43,100,000	27,500,000	77,100,000
Shares redeemed	(12,000,000)	(46,600,000)	(59,800,000)	(26,400,000)

Net increase (decrease) in shares outstanding	(4,400,000)	(3,500,000)	(32,300,000)	50,700,000

See notes to financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF
	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,570,217	$28,582,810	$68,080,437	$75,334,029
Net realized loss	(7,992,875)	(1,570,703)	(4,552,563)	(133,593,375)
Net change in unrealized appreciation/depreciation	18,300,257	(28,859,626)	108,474,750	(88,381,982)

Net increase (decrease) in net assets resulting from operations	29,877,599	(1,847,519)	172,002,624	(146,641,328)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,593,707)	(24,548,630)	(63,465,208)	(73,732,666)

Total distributions to shareholders	(20,593,707)	(24,548,630)	(63,465,208)	(73,732,666)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,371,538,050	11,605,511,953	9,655,290,673	4,634,484,915
Cost of shares redeemed	(3,813,661,480)	(7,400,225,859)	(6,286,525,374)	(4,500,807,782)

Net increase (decrease) in net assets from capital share transactions	(2,442,123,430)	4,205,286,094	3,368,765,299	133,677,133

INCREASE (DECREASE) IN NET ASSETS	(2,432,839,538)	4,178,889,945	3,477,302,715	(86,696,861)

NET ASSETS
Beginning of period	6,313,349,069	2,134,459,124	4,271,899,190	4,358,596,051

End of period	$3,880,509,531	$6,313,349,069	$7,749,201,905	$4,271,899,190

Undistributed net investment income included in net assets at end of period	$3,966,586	$4,990,076	$11,476,592	$6,861,363

SHARES ISSUED AND REDEEMED
Shares sold	11,300,000	95,700,000	93,400,000	45,200,000
Shares redeemed	(31,400,000)	(61,100,000)	(61,200,000)	(44,200,000)

Net increase (decrease) in shares outstanding	(20,100,000)	34,600,000	32,200,000	1,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF
	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,214,044	$7,028,604	$56,904,597	$94,698,422
Net realized gain (loss)	525,274	(10,223,099)	59,147,356	(266,244,626)
Net change in unrealized appreciation/depreciation	12,927,884	(10,100,710)	306,652,956	(85,181,995)

Net increase (decrease) in net assets resulting from operations	16,667,202	(13,295,205)	422,704,909	(256,728,199)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,112,762)	(7,558,205)	(54,377,829)	(93,521,994)

Total distributions to shareholders	(3,112,762)	(7,558,205)	(54,377,829)	(93,521,994)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	115,563,278	226,334,725	6,400,513,449	12,985,760,365
Cost of shares redeemed	(51,717,696)	(392,783,766)	(5,577,907,138)	(12,685,532,565)

Net increase (decrease) in net assets from capital share transactions	63,845,582	(166,449,041)	822,606,311	300,227,800

INCREASE (DECREASE) IN NET ASSETS	77,400,022	(187,302,451)	1,190,933,391	(50,022,393)

NET ASSETS
Beginning of period	239,870,377	427,172,828	3,146,984,792	3,197,007,185

End of period	$317,270,399	$239,870,377	$4,337,918,183	$3,146,984,792

Undistributed net investment income included in net assets at end of period	$508,640	$407,358	$9,878,302	$7,351,534

SHARES ISSUED AND REDEEMED
Shares sold	900,000	1,700,000	57,300,000	118,200,000
Shares redeemed	(400,000)	(3,000,000)	(49,800,000)	(116,200,000)

Net increase (decrease) in shares outstanding	500,000	(1,300,000)	7,500,000	2,000,000

See notes to financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$110.23	$110.21	$110.18	$110.21	$110.18	$110.20

Income from investment operations:
Net investment income[a]	0.00 [b]	0.00 [b]	0.01	0.06	0.10	0.28
Net realized and unrealized gain (loss)[c]	0.03	0.02	0.03	(0.02)	0.02	0.05

Total from investment operations	0.03	0.02	0.04	0.04	0.12	0.33

Less distributions from:
Net investment income	—	(0.00)[b]	(0.01)	(0.07)	(0.09)	(0.35)
Net realized gain	—	—	—	—	—	(0.00)[b]

Total distributions	—	(0.00)[b]	(0.01)	(0.07)	(0.09)	(0.35)

Net asset value, end of period	$110.26	$110.23	$110.21	$110.18	$110.21	$110.18

Total return	0.02%[d]	0.02%	0.04%	0.04%	0.16%	0.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,138,985	$2,623,515	$3,008,844	$2,435,051	$4,143,980	$1,928,140
Ratio of expenses to average net assets[e]	0.09%	0.12%	0.14%	0.14%	0.15%	0.15%
Ratio of expenses to average net assets prior to waived fees[e]	0.15%	0.15%	0.15%	0.15%	n/a	n/a
Ratio of net investment income to average net assets[e]	0.00%[f]	0.00%[f]	0.01%	0.05%	0.09%	0.25%
Portfolio turnover rate[g]	3%	97%	95%	186%	0%	0%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Rounds to less than 0.01%.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$84.55	$84.46	$84.40	$83.93	$83.65	$83.99

Income from investment operations:
Net investment income[a]	0.14	0.23	0.29	0.61	0.84	1.24
Net realized and unrealized gain[b]	0.02	0.08	0.07	0.51	0.29	0.36

Total from investment operations	0.16	0.31	0.36	1.12	1.13	1.60

Less distributions from:
Net investment income	(0.13)	(0.22)	(0.30)	(0.65)	(0.85)	(1.34)
Net realized gain	—	—	—	—	—	(0.60)

Total distributions	(0.13)	(0.22)	(0.30)	(0.65)	(0.85)	(1.94)

Net asset value, end of period	$84.58	$84.55	$84.46	$84.40	$83.93	$83.65

Total return	0.20%[c]	0.37%	0.43%	1.34%	1.35%	1.94%

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,025,063	$11,752,875	$7,457,820	$10,651,727	$7,948,184	$8,348,484
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	0.34%	0.27%	0.34%	0.72%	1.00%	1.48%
Portfolio turnover rate[e]	85%	136%	104%	72%	85%	62%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$121.64	$123.38	$121.93	$114.65	$112.36	$112.99

Income from investment operations:
Net investment income[a]	0.75	1.07	0.95	1.89	2.41	2.60
Net realized and unrealized gain (loss)[b]	0.36	(1.84)	1.51	7.37	2.29	0.19

Total from investment operations	1.11	(0.77)	2.46	9.26	4.70	2.79

Less distributions from:
Net investment income	(0.72)	(0.97)	(1.01)	(1.98)	(2.41)	(2.61)
Net realized gain	—	—	—	—	—	(0.81)

Total distributions	(0.72)	(0.97)	(1.01)	(1.98)	(2.41)	(3.42)

Net asset value, end of period	$122.03	$121.64	$123.38	$121.93	$114.65	$112.36

Total return	0.91%[c]	(0.62)%	2.02%	8.14%	4.23%	2.52%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,880,510	$6,313,349	$2,134,459	$2,255,765	$1,272,575	$910,092
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.22%	0.88%	0.77%	1.57%	2.09%	2.33%
Portfolio turnover rate[e]	31%	57%	51%	38%	89%	89%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$102.44	$107.09	$105.16	$93.41	$90.88	$93.63

Income from investment operations:
Net investment income[a]	1.14	1.84	1.82	2.57	2.90	3.09
Net realized and unrealized gain (loss)[b]	2.39	(4.69)	1.98	11.83	2.60	(2.30)

Total from investment operations	3.53	(2.85)	3.80	14.40	5.50	0.79

Less distributions from:
Net investment income	(1.11)	(1.80)	(1.87)	(2.65)	(2.97)	(3.03)
Net realized gain	—	—	—	—	—	(0.51)

Total distributions	(1.11)	(1.80)	(1.87)	(2.65)	(2.97)	(3.54)

Net asset value, end of period	$104.86	$102.44	$107.09	$105.16	$93.41	$90.88

Total return	3.47%[c]	(2.66)%	3.63%	15.62%	6.12%	0.87%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,749,202	$4,271,899	$4,358,596	$4,637,412	$2,774,324	$2,717,303
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	2.20%	1.78%	1.70%	2.55%	3.06%	3.37%
Portfolio turnover rate[e]	115%	116%	47%	65%	108%	157%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$126.25	$133.49	$131.57	$112.29	$109.52	$111.68

Income from investment operations:
Net investment income[a]	1.49	2.77	2.89	3.61	4.08	4.21
Net realized and unrealized gain (loss)[b]	5.89	(7.08)	1.96	19.32	2.74	(2.25)

Total from investment operations	7.38	(4.31)	4.85	22.93	6.82	1.96

Less distributions from:
Net investment income	(1.43)	(2.93)	(2.93)	(3.65)	(4.05)	(4.12)

Total distributions	(1.43)	(2.93)	(2.93)	(3.65)	(4.05)	(4.12)

Net asset value, end of period	$132.20	$126.25	$133.49	$131.57	$112.29	$109.52

Total return	5.87%[c]	(3.22)%	3.69%	20.73%	6.27%	1.76%

Ratios/Supplemental data:
Net assets, end of period (000s)	$317,270	$239,870	$427,173	$513,126	$190,894	$262,850
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	2.30%	2.16%	2.14%	2.87%	3.54%	3.83%
Portfolio turnover rate[e]	6%	19%	12%	18%	56%	55%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$108.52	$118.41	$117.76	$92.45	$92.04	$101.55

Income from investment operations:
Net investment income[a]	1.74	3.29	3.22	3.71	3.80	3.69
Net realized and unrealized gain (loss)[b]	10.29	(9.85)	0.65	25.57	0.53	(9.52)

Total from investment operations	12.03	(6.56)	3.87	29.28	4.33	(5.83)

Less distributions from:
Net investment income	(1.70)	(3.33)	(3.22)	(3.97)	(3.92)	(3.68)

Total distributions	(1.70)	(3.33)	(3.22)	(3.97)	(3.92)	(3.68)

Net asset value, end of period	$118.85	$108.52	$118.41	$117.76	$92.45	$92.04

Total return	11.18%[c]	(5.52)%	3.24%	32.32%	4.64%	(5.85)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,337,918	$3,146,985	$3,197,007	$3,038,265	$2,680,999	$2,383,877
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	3.07%	3.00%	2.64%	3.50%	3.93%	3.90%
Portfolio turnover rate[e]	16%	33%	19%	26%	48%	65%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Short Treasury Bond	Diversified
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Short Treasury Bond
Assets:
U.S. Government Obligations	$—	$2,130,467,557	$—	$2,130,467,557
Money Market Funds	4,991,389	—	—	4,991,389

	$4,991,389	$2,130,467,557	$—	$2,135,458,946

1-3 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$9,000,942,073	$—	$9,000,942,073
Money Market Funds	366,772,617	—	—	366,772,617

	$366,772,617	$9,000,942,073	$—	$9,367,714,690

3-7 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$3,830,828,711	$—	$3,830,828,711
Money Market Funds	1,601,742,700	—	—	1,601,742,700

	$1,601,742,700	$3,830,828,711	$—	$5,432,571,411

7-10 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$7,668,674,817	$—	$7,668,674,817
Money Market Funds	1,925,025,387	—	—	1,925,025,387

	$1,925,025,387	$7,668,674,817	$—	$9,593,700,204

10-20 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$314,132,052	$—	$314,132,052
Money Market Funds	136,538,499	—	—	136,538,499

	$136,538,499	$314,132,052	$—	$450,670,551

20+ Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$4,291,768,892	$—	$4,291,768,892
Money Market Funds	1,472,164,453	—	—	1,472,164,453

	$1,472,164,453	$4,291,768,892	$—	$5,763,933,345

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of August 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of August 31, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
3-7 Year Treasury Bond	$1,487,616,105	$1,487,616,105	$—
7-10 Year Treasury Bond	1,723,562,120	1,723,562,120	—
10-20 Year Treasury Bond	129,510,990	129,510,990	—
20+ Year Treasury Bond	1,389,194,941	1,389,194,941	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of each Fund.

BFA has voluntarily waived a portion of its investment advisory fees for the iShares Short Treasury Bond ETF in the amount of $649,195.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended August 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
1-3 Year Treasury Bond	$43,646
3-7 Year Treasury Bond	281,851
7-10 Year Treasury Bond	654,989
10-20 Year Treasury Bond	32,724
20+ Year Treasury Bond	322,467

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended August 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2014 were as follows:

	U.S. Government Obligations
iShares ETF	Purchases	Sales
Short Treasury Bond	$278,987,020	$5,853,422
1-3 Year Treasury Bond	7,325,865,828	7,193,508,733
3-7 Year Treasury Bond	1,108,894,607	1,130,000,569
7-10 Year Treasury Bond	7,021,244,369	6,981,442,693
10-20 Year Treasury Bond	19,489,479	15,948,646
20+ Year Treasury Bond	590,646,943	575,500,099

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended August 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Short Treasury Bond	$803,252,356	$1,302,015,141
1-3 Year Treasury Bond	2,223,635,429	5,008,426,588
3-7 Year Treasury Bond	1,351,320,840	3,788,471,498
7-10 Year Treasury Bond	9,458,461,395	6,178,133,037
10-20 Year Treasury Bond	113,381,084	50,713,505
20+ Year Treasury Bond	6,297,021,328	5,488,243,869

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of February 28, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Short Treasury Bond	$27,199	$—	$—	$—	$—	$—	$27,199
3-7 Year Treasury Bond	9,885,433	—	—	—	—	1,230	9,886,663
7-10 Year Treasury Bond	31,577,798	—	—	—	—	—	31,577,798
10-20 Year Treasury Bond	2,065,949	—	—	—	58,200	55,582	2,179,731
20+ Year Treasury Bond	27,758,552	1,890,917	3,444,435	1,159,235	9,146,794	—	43,399,933

[a]	Must be utilized prior to losses subject to expiration.

As of August 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Treasury Bond	$2,135,415,237	$137,827	$(94,118)	$43,709
1-3 Year Treasury Bond	9,357,641,439	10,697,859	(624,608)	10,073,251
3-7 Year Treasury Bond	5,443,071,444	7,453,975	(17,954,008)	(10,500,033)
7-10 Year Treasury Bond	9,561,690,192	60,211,426	(28,201,414)	32,010,012
10-20 Year Treasury Bond	457,823,816	339,484	(7,492,749)	(7,153,265)
20+ Year Treasury Bond	5,732,912,790	75,359,578	(44,339,023)	31,020,555

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Short Treasury Bond ETF and iShares 1-3 Year Treasury Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were at the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	43

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	45

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
1-3 Year Treasury Bond	$0.133997	$—	$0.000867	$0.134864	99%	—%	1%		100%
3-7 Year Treasury Bond	0.711252	—	0.009274	0.720526	99	—	1		100
7-10 Year Treasury Bond	1.094414	—	0.018201	1.112615	98	—	2		100
10-20 Year Treasury Bond	1.407559	—	0.025890	1.433449	98	—	2		100
20+ Year Treasury Bond	1.698141	—	0.000105	1.698246	100	—	0	[a]	100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	47

Notes:

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-21-0814

AUGUST 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares California AMT-Free Muni Bond ETF | CMF | NYSE Arca
➢	iShares National AMT-Free Muni Bond ETF | MUB | NYSE Arca
➢	iShares Short-Term National AMT-Free Muni Bond ETF | SUB | NYSE Arca
➢	iShares New York AMT-Free Muni Bond ETF | NYF | NYSE Arca

Fund Performance Overview

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

Performance as of August 31, 2014

The iShares California AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 4.53%, net of fees, while the total return for the Index was 4.68%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.98%	13.99%	11.99%	11.98%	13.99%	11.99%
5 Years	5.77%	5.31%	6.12%	32.40%	29.55%	34.56%
Since Inception	5.35%	5.39%	5.35%	43.33%	43.72%	43.35%

The inception date of the Fund was 10/4/07. The first day of secondary market trading was 10/5/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,045.30	$1.29	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

BOND CREDIT QUALITY

As of 8/31/14

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	5.72%
AA+	7.20
AA	26.41
AA-	25.99
A+	4.20
A	24.49
A-	4.84
BBB+	0.11
BBB-	0.39
Not Rated	0.65

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments [2]

State of California GO, 5.00%, 10/01/41	1.33%
Los Angeles Department of Water & Power RB Electric Power & Light Revenues, 5.00%, 07/01/43	0.99
Los Angeles Department of Airports RB Port Airport & Marina Revenue, 5.00%, 05/15/40	0.96
California State Department of Water Resources RB Electric Power & Light Revenues, 5.00%, 05/01/19	0.93
State of California GO, 6.00%, 04/01/38	0.92

TOTAL	5.13%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

Performance as of August 31, 2014

The iShares National AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 3.96%, net of fees, while the total return for the Index was 4.12%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.01%	11.22%	10.15%	10.01%	11.22%	10.15%
5 Years	4.77%	4.68%	5.12%	26.24%	25.70%	28.39%
Since Inception	4.70%	4.72%	4.80%	37.83%	38.04%	38.71%

The inception date of the Fund was 9/7/07. The first day of secondary market trading was 9/10/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,039.60	$1.29	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

BOND CREDIT QUALITY

As of 8/31/14

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	20.66%
AA+	15.01
AA	22.13
AA-	15.47
A+	5.35
A	14.04
A-	4.33
BBB+	0.45
BBB	0.15
BBB-	0.24
Not Rated	2.17

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 8/31/14

State	Percentage of Total Investments [2]

California	22.83%
New York	20.45
Texas	8.60
Illinois	5.44
New Jersey	5.33
Massachusetts	4.90
Florida	3.73
Pennsylvania	3.28
Washington	2.83
Georgia	2.45

TOTAL	79.84%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

Performance as of August 31, 2014

The iShares Short-Term National AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 0.19%, net of fees, while the total return for the Index was 0.39%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.46%	1.49%	1.78%	1.46%	1.49%	1.78%
5 Years	1.50%	1.23%	1.85%	7.75%	6.31%	9.59%
Since Inception	2.13%	2.15%	2.44%	13.04%	13.21%	15.06%

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,001.90	$1.26	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

BOND CREDIT QUALITY

As of 8/31/14

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	25.52%
AA+	17.38
AA	27.80
AA-	11.27
A+	2.38
A	9.95
A-	3.41
BBB+	0.29
Not Rated	2.00

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 8/31/14

State	Percentage of Total Investments [2]

New York	17.24%
California	16.90
Massachusetts	8.29
Texas	6.73
New Jersey	6.67
Illinois	5.73
Pennsylvania	4.10
Maryland	3.53
North Carolina	3.36
Georgia	3.22

TOTAL	75.77%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

Performance as of August 31, 2014

The iShares New York AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 4.19%, net of fees, while the total return for the Index was 4.20%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.24%	12.37%	10.47%	10.24%	12.37%	10.47%
5 Years	4.90%	4.65%	5.15%	27.04%	25.50%	28.53%
Since Inception	4.76%	4.75%	4.97%	37.90%	37.76%	39.78%

The inception date of the Fund was 10/4/07. The first day of secondary market trading was 10/5/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,041.90	$1.29	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

BOND CREDIT QUALITY

As of 8/31/14

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	27.63%
AA+	14.69
AA	18.32
AA-	25.27
A+	1.09
A	4.17
A-	3.99
BBB	0.66
BBB-	0.64
Not Rated	3.54

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/14

Security	Percentage of Total Investments [2]

Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue, 5.00%, 02/15/47	1.59%
New York State Thruway Authority RB Highway Revenue Tolls, 5.00%, 05/01/19	1.51
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue, 4.75%, 04/01/28	1.47
New York City Municipal Water Finance Authority RB Water Revenue, 5.00%, 06/15/39	1.30
New York Municipal Bond Bank Agency RB Miscellaneous Revenue, 4.00%, 12/01/15	1.21

TOTAL	7.08%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2014 and held through August 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.12%

CALIFORNIA — 98.12%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14	(AMBAC)	$250	$249,890
0.00%, 10/01/17	(AMBAC)	70	66,301
Alameda County Joint Powers Authority RB Lease Abatement
5.00%, 12/01/34	(Call 12/01/17) (AGM)	250	276,495
Alameda County Transportation Authority RB Sales Tax Revenue
4.00%, 03/01/22		500	580,670
Anaheim Public Financing Authority RB Electric Power & Light Revenues
4.50%, 10/01/37	(Call 04/01/17) (NPFGC)	625	643,919
Bay Area Toll Authority RB Highway Revenue Tolls
4.00%, 04/01/18		500	560,180
5.13%, 04/01/47	(PR 04/01/18)	225	260,748
Series B
1.50%, 04/01/47	(Call 10/01/17)	1,600	1,621,792
Series C
1.88%, 04/01/47	(Call 10/01/18)	1,000	1,022,020
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	250	253,475
Series F
5.00%, 04/01/24	(PR 04/01/16)	635	682,320
5.00%, 04/01/31	(PR 04/01/16)	805	864,989
5.00%, 04/01/31	(PR 04/01/17)	680	759,546
Series F-1
5.00%, 04/01/17		250	279,488
5.00%, 04/01/27	(Call 04/01/22)	1,000	1,190,300
5.00%, 04/01/28	(Call 04/01/22)	575	669,045
5.00%, 04/01/31	(Call 04/01/22)	600	694,416
5.00%, 04/01/39	(PR 04/01/18)	1,150	1,327,617
5.00%, 04/01/54	(Call 04/01/24)	500	555,465
5.50%, 04/01/43	(PR 04/01/18)	1,100	1,289,376
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	695	769,024

Security		Principal (000s)	Value

Series S-4
5.00%, 04/01/32	(Call 04/01/23)	$500	$569,120
5.00%, 04/01/43	(Call 04/01/23)	1,750	1,940,487
5.25%, 04/01/48	(Call 04/01/23)	250	280,715
5.25%, 04/01/53	(Call 04/01/23)	1,000	1,115,380
Bay Area Water Supply & Conservation Agency RB Water Revenue
Series A
5.00%, 10/01/34	(Call 04/01/23)	350	402,073
California Educational Facilities Authority RB College & University Revenue
Series U-3
5.00%, 06/01/43		1,000	1,318,580
Series U-5
5.00%, 05/01/21		350	428,505
Series U-6
5.00%, 05/01/45		500	664,340
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23	(ETM) (AGM)	250	313,248
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	875	1,142,680
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	525	685,608
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/15	(NPFGC-FGIC)	615	627,767
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/21	(Call 05/01/18) (AGM)	500	577,405
5.00%, 05/01/22	(Call 05/01/18) (AGM)	1,150	1,324,420
Series K
4.00%, 05/01/18		320	358,224
5.00%, 05/01/18		1,440	1,663,560

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series L
4.00%, 05/01/15		$375	$384,784
5.00%, 05/01/16		130	140,267
5.00%, 05/01/17		1,000	1,120,340
5.00%, 05/01/18		285	329,246
5.00%, 05/01/19		2,300	2,729,732
5.00%, 05/01/20		210	254,018
5.00%, 05/01/21	(Call 05/01/20)	1,490	1,781,191
5.00%, 05/01/22	(Call 05/01/20)	1,400	1,665,804
Series M
4.00%, 05/01/15		275	282,175
4.00%, 05/01/16		1,250	1,328,100
5.00%, 05/01/15		250	258,200
Series N
5.00%, 05/01/15		500	516,400
5.00%, 05/01/20		2,110	2,552,277
5.00%, 05/01/21		150	184,247
California State Department of Water Resources RB Water Revenue
Series AE
5.00%, 12/01/25	(Call 06/01/18)	500	574,860
5.00%, 12/01/26	(Call 06/01/18)	500	573,865
Series AG
5.00%, 12/01/26	(Call 12/01/19)	250	296,698
5.00%, 12/01/29	(Call 12/01/19)	320	375,622
California State Public Works Board RB Lease Abatement
5.00%, 09/01/32	(Call 09/01/24)	1,000	1,156,780
6.00%, 11/01/34	(Call 11/01/19)	360	428,263
Series A
5.00%, 12/01/19	(AMBAC)	270	298,774
5.00%, 04/01/20		350	418,442
5.00%, 04/01/24	(Call 04/01/22)	500	592,645
5.00%, 12/01/27	(Call 09/29/14) (AMBAC)	1,430	1,434,805
5.00%, 04/01/32	(Call 04/01/22)	405	454,924
5.00%, 04/01/34	(Call 04/01/22)	510	568,859
5.00%, 09/01/34	(Call 09/01/24)	1,000	1,146,620
5.00%, 04/01/37	(Call 04/01/22)	610	675,215
5.00%, 03/01/38	(Call 03/01/23)	610	679,656
Series C
4.00%, 10/01/20		270	310,065
Series G
5.00%, 11/01/37	(Call 11/01/22)	1,000	1,114,040

Security		Principal (000s)	Value

Series G-1
5.00%, 10/01/21	(Call 10/01/19)	$100	$119,112
5.13%, 10/01/22	(Call 10/01/19)	275	326,409
5.25%, 10/01/23	(Call 10/01/19)	105	124,263
Series I
5.00%, 11/01/38	(Call 11/01/23)	1,000	1,121,770
Series I-1
6.13%, 11/01/29	(Call 11/01/19)	225	271,649
Series J
5.00%, 01/01/21	(Call 01/01/16)	395	418,412
California State Public Works Board RB Lease Revenue
Series A
5.25%, 06/01/30	(Call 06/01/15)	250	256,938
Series D
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,139,980
Series E
5.00%, 04/01/34	(PR 04/01/19)	350	412,814
Series G
5.00%, 12/01/31	(PR 12/01/21)	500	613,500
California State University Trustees RB College & University Revenue
Series A
4.00%, 11/01/28	(Call 11/01/22)	180	195,698
5.00%, 11/01/24	(Call 11/01/21)	750	893,347
5.00%, 11/01/30	(PR 05/01/15) (AMBAC)	405	418,175
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	130	133,475
5.00%, 11/01/33	(Call 05/01/18) (AGM)	985	1,097,881
5.00%, 11/01/37	(Call 11/01/22)	325	368,261
5.00%, 11/01/39	(Call 11/01/24)	500	574,785
5.00%, 11/01/39	(Call 05/01/18) (AGM)	855	954,274
5.00%, 11/01/44		1,290	1,478,134
5.25%, 11/01/34	(Call 05/01/19)	250	286,550
Series C
5.00%, 11/01/38	(PR 11/01/15) (NPFGC)	295	311,594
5.00%, 11/01/38	(Call 11/01/15) (NPFGC)	105	109,616

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	$300	$346,149
Series B
0.00%, 08/01/26	(Call 08/01/16) (AMBAC)	250	149,795
5.00%, 08/01/29	(Call 08/01/16) (AMBAC)	130	140,284
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	280	302,151
Series C
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	500	186,435
0.00%, 08/01/36	(Call 08/01/16) (AMBAC)	645	216,714
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	1,000	318,390
Chino Basin Regional Financing Authority RB Water Revenue
Series A
5.00%, 11/01/33	(Call 11/01/17) (AMBAC)	280	308,272
5.00%, 11/01/38	(Call 11/01/17) (AMBAC)	250	275,408
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29	(Call 04/01/19)	400	460,712
City & County of San Francisco GO
Series R1
5.00%, 06/15/20		500	603,855
5.00%, 06/15/21		150	183,665
City of Long Beach Harbor Revenue RB Port Airport & Marina Revenue
Series C
5.00%, 11/15/18		750	879,840
City of Los Angeles Department of Airports RB Port Airport & Marina Revenue
5.00%, 05/15/40	(Call 05/15/20)	500	565,050
City of Los Angeles GO Series B
5.00%, 09/01/19		350	417,420

Security		Principal (000s)	Value

City of Los Angeles RB Wastewater System Revenue
Series A
4.75%, 06/01/35	(PR 06/01/15) (NPFGC)	$705	$729,597
4.75%, 06/01/35	(Call 06/01/15) (NPFGC)	170	174,444
5.00%, 06/01/16		200	216,630
5.00%, 06/01/19		495	586,639
5.00%, 06/01/20		250	301,943
5.00%, 06/01/34	(PR 06/01/15) (NPFGC)	1,000	1,036,780
5.00%, 06/01/35	(Call 06/01/23)	500	575,645
5.00%, 06/01/43	(Call 06/01/23)	500	565,780
Series B
5.00%, 06/01/22		250	309,093
5.00%, 06/01/30	(Call 06/01/22)	170	196,930
5.00%, 06/01/32	(Call 06/01/22)	500	575,435
City of Sacramento RB Water Revenue
5.00%, 09/01/42	(Call 09/01/23)	380	427,139
City of San Francisco Public Utilities Commission RB Water Revenue Series A
5.00%, 11/01/37	(Call 11/01/21)	1,000	1,133,750
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	240	249,617
Series D
5.00%, 03/01/28	(Call 09/15/14) (NPFGC)	200	200,658
City of Vernon RB Electric Power & Light Revenues Series A
5.13%, 08/01/21	(Call 08/01/19)	500	564,670
City of Vista COP Lease Abatement
5.00%, 05/01/37	(Call 05/01/17) (NPFGC)	285	295,876
Coast Community College District GO
Series A
4.00%, 08/01/38	(Call 08/01/23)	500	517,840
5.00%, 08/01/38	(Call 08/01/23)	250	284,473

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	$615	$699,802
Series A
4.00%, 08/01/39	(Call 08/01/24)	250	255,463
County of Orange RB Port Airport & Marina Revenue Series B
5.00%, 07/01/28	(Call 07/01/19)	125	144,148
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	(Call 07/01/20)	250	277,543
Series C
6.00%, 07/01/41	(Call 07/01/18)	500	576,645
County of Santa Clara GO
4.00%, 08/01/39	(Call 08/01/22)	250	258,928
Cucamonga Valley Water District RB Water Revenue Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	250	299,333
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	1,000	179,200
5.00%, 08/01/37	(Call 08/01/17) (AGM)	500	546,650
East Bay Municipal Utility District RB Water Revenue
Series 2014B
5.00%, 06/01/24		500	632,585
Series A
5.00%, 06/01/35	(PR 06/01/15) (NPFGC)	875	907,112
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	325	334,295
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	1,080	1,187,568
Series B
5.00%, 06/01/17		100	112,558
5.00%, 06/01/23		275	342,122

Security		Principal (000s)	Value

Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/24	(Call 07/01/18)	$190	$216,883
5.00%, 07/01/33	(Call 07/01/18)	330	369,715
5.00%, 07/01/35	(Call 07/01/18)	580	649,803
El Camino Community College District GO
Series C
0.00%, 08/01/32		700	349,090
0.00%, 08/01/34		500	227,590
El Dorado Irrigation District RB Water Revenue Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	250	283,125
Escondido Union High School District GO
Series C
0.00%, 08/01/46		350	82,982
0.00%, 08/01/51		1,155	211,850
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31	(Call 08/01/17) (AMBAC)	600	646,752
Series C
5.00%, 08/01/36	(Call 08/01/21)	250	281,205
5.00%, 08/01/40	(Call 08/01/21)	190	212,456
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/30	(ETM) (RADIAN-IBCC, AGM-CR)	70	44,401
Series A
0.00%, 01/01/19	(ETM)	565	541,536
0.00%, 01/01/20	(ETM)	1,100	1,030,293
0.00%, 01/01/23	(ETM)	225	189,810
0.00%, 01/01/25	(ETM) (AMBAC)	880	693,994
0.00%, 01/01/26	(ETM)	540	407,878
0.00%, 01/01/28	(ETM)	440	306,055

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Fresno Unified School District GO Series G
0.00%, 08/01/41	(Call 08/01/21)	$500	$94,840
Grossmont Union High School District GO
5.00%, 08/01/33	(Call 08/01/18)	430	469,276
Imperial Irrigation District RB Electric Power & Light Revenues
5.00%, 11/01/33	(Call 11/01/18)	685	764,850
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	250	107,443
5.00%, 08/01/39	(Call 08/01/22)	500	562,155
Los Angeles Community College District GO
Series A
5.00%, 08/01/20	(Call 08/01/15) (AGM)	460	480,318
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	375	417,821
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	1,900	2,101,362
Series E-1
5.00%, 08/01/33	(Call 08/01/18)	250	281,418
Series F-1
5.00%, 08/01/33	(Call 08/01/18)	400	450,268
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20	(Call 08/15/18)	120	138,774
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/20		1,000	1,213,040
Series A
5.00%, 07/01/17		300	338,733
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	231,644
5.00%, 07/01/35	(Call 07/01/15) (AMBAC)	600	619,428
Series B
5.00%, 07/01/18		210	244,665

Security		Principal (000s)	Value

Los Angeles County Metropolitan Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/18		$35	$40,331
Los Angeles County Public Works Financing Authority RB Lease Abatement
4.00%, 08/01/37	(Call 08/01/22)	170	172,587
5.00%, 08/01/42	(Call 08/01/22)	500	546,420
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34	(Call 10/01/15) (NPFGC-FGIC)	500	518,245
Series A
5.00%, 10/01/20		450	544,666
Los Angeles Department of Airports RB Port Airport & Marina Revenue
Series A
5.00%, 05/15/27	(Call 05/15/20)	245	284,881
5.00%, 05/15/32	(Call 05/15/20)	1,385	1,574,717
5.00%, 05/15/40	(Call 05/15/20)	2,475	2,796,997
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	562,865
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/18		300	349,146
5.00%, 07/01/19		360	428,602
5.00%, 07/01/20		175	211,514
5.00%, 07/01/22	(Call 07/01/21)	500	604,310
5.00%, 07/01/27	(Call 01/01/23)	875	1,038,354
Series A-1
5.00%, 07/01/15	(AGM)	535	557,160
5.00%, 07/01/35	(Call 07/01/15) (AGM)	640	659,411
5.00%, 07/01/37	(Call 07/01/17) (AMBAC)	1,650	1,804,836
5.25%, 07/01/38	(Call 07/01/18)	1,200	1,352,652
Series B
5.00%, 07/01/30	(Call 07/01/23)	500	586,865
5.00%, 07/01/43	(Call 01/01/24)	2,570	2,880,327

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series C
5.00%, 01/01/16	(Call 10/01/15)	$300	$315,891
Los Angeles Department of Water & Power RB Water Revenue
Series A
5.00%, 07/01/41	(Call 01/01/21)	250	275,623
5.00%, 07/01/43	(Call 07/01/22)	1,250	1,403,012
Series A-2
5.00%, 07/01/35	(Call 07/01/16) (AMBAC)	850	910,579
5.00%, 07/01/44	(Call 07/01/17)	350	381,619
Series B
5.00%, 07/01/33	(Call 07/01/23)	500	577,955
5.00%, 07/01/43	(Call 07/01/22)	500	560,835
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series A
5.00%, 09/01/23	(Call 09/01/18)	30	32,946
5.00%, 09/01/25	(Call 09/01/18)	500	542,785
Los Angeles Unified School District GO
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	500	551,320
4.50%, 07/01/24	(Call 07/01/17) (AGM)	815	896,231
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	760	830,148
4.50%, 01/01/28	(Call 07/01/17) (AGC-ICC, NPFGC)	100	108,714
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	1,675	1,821,948
5.00%, 07/01/20	(Call 07/01/15) (FGIC)	615	639,594
5.00%, 07/01/21	(Call 07/01/15) (FGIC)	360	374,335
5.50%, 07/01/18	(FGIC)	250	294,540
Series A-2
5.00%, 07/01/21		500	609,175
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	820	885,387

Security		Principal (000s)	Value

4.75%, 07/01/20	(Call 07/01/16) (FGIC)	$265	$286,001
5.00%, 07/01/18		500	579,640
5.00%, 07/01/21	(PR 07/01/17) (AMBAC)	350	394,551
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	300	324,444
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	540,355
Series C
5.00%, 07/01/23		1,000	1,236,460
5.00%, 07/01/25	(Call 07/01/24)	1,000	1,235,020
5.00%, 07/01/27	(Call 07/01/24)	1,000	1,210,520
5.00%, 07/01/30	(Call 07/01/24)	250	297,243
5.00%, 07/01/32	(Call 07/01/17) (AGM)	300	328,677
Series D
5.00%, 01/01/34	(Call 07/01/19)	300	339,828
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	500	541,575
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	373,811
Series I
5.00%, 07/01/27	(Call 07/01/19)	300	349,863
5.00%, 01/01/34	(Call 07/01/19)	105	118,940
Series KRY
5.00%, 07/01/18		250	289,820
Series KY
5.00%, 07/01/16		350	380,345
Mendocino-Lake Community College District GO Series B
0.00%, 08/01/51	(AGM)	250	43,370
Merced Union High School District GO Series C
0.00%, 08/01/46	(Call 08/01/21)	1,000	129,400
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18		500	563,390

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series A
5.00%, 07/01/20		$350	$423,356
5.00%, 10/01/29	(Call 04/01/22)	200	235,118
5.00%, 01/01/34	(Call 01/01/19)	100	113,162
5.00%, 07/01/35	(Call 07/01/15) (AGM)	700	722,666
Series B
5.00%, 07/01/21	(Call 07/01/18)	225	261,155
Series C
5.00%, 10/01/27		250	322,228
5.00%, 07/01/35	(Call 07/01/19)	450	513,972
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	400	295,844
Series E
5.00%, 06/01/37	(Call 08/01/22)	250	279,965
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	793,950
Newport Mesa Unified School District GO
0.00%, 08/01/36		500	207,605
0.00%, 08/01/38		500	191,155
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16	(NPFGC)	720	780,898
Orange County Sanitation District COP Sewer Revenue Series A
5.00%, 02/01/39	(Call 02/01/19)	500	566,340
Orange County Water District COP Lease Non-Terminable
5.00%, 08/15/39	(Call 08/15/19)	885	1,010,493
Palomar Pomerado Health GO Series A
0.00%, 08/01/31	(AGM)	500	241,380
Peralta Community College District GO Series C
5.00%, 08/01/39	(Call 08/01/19)	145	163,780

Security		Principal (000s)	Value

Placentia-Yorba Linda Unified School District GO Series D
0.00%, 08/01/40		$500	$154,225
Pomona Public Financing Authority RB Water Revenue Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	125	135,320
Poway Unified School District GO
0.00%, 08/01/35		500	207,415
0.00%, 08/01/38		755	272,865
0.00%, 08/01/46		2,750	657,635
Rio Hondo Community College District GO
0.00%, 08/01/42	(Call 08/01/34)	500	378,000
Riverside County Transportation Commission RB Highway Revenue Tolls
Series A
5.25%, 06/01/39	(Call 06/01/23)	750	872,152
5.75%, 06/01/48	(Call 06/01/23)	1,000	1,134,770
Sacramento Area Flood Control Agency RB Special Assessment
5.63%, 10/01/37	(Call 10/01/18) (BHAC)	380	430,183
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30	(AMBAC)	650	793,695
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35	(PR 12/01/14) (AMBAC)	1,400	1,417,444
5.00%, 12/01/36	(PR 06/01/16) (NPFGC)	490	530,185
Series A
5.00%, 12/01/44	(Call 06/01/24)	1,000	1,148,860
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series A
5.00%, 08/15/41	(Call 08/15/23)	500	566,300
Series K
5.25%, 07/01/24	(AMBAC)	250	299,608

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series U
5.00%, 08/15/16	(AGM)	$200	$218,430
5.00%, 08/15/17	(AGM)	300	339,468
5.00%, 08/15/22	(Call 08/15/18) (AGM)	1,215	1,395,379
Series X
5.00%, 08/15/20		200	241,412
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	364,428
Series C
5.00%, 08/01/31	(Call 08/01/16) (AGM)	45	48,032
San Diego Community College District GO
5.00%, 05/01/30	(PR 05/01/15) (AGM)	1,000	1,032,660
5.00%, 08/01/30	(Call 08/01/23)	250	295,968
5.00%, 08/01/30	(Call 08/01/17) (AGM)	550	610,296
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/34	(Call 07/01/20)	315	350,031
5.00%, 07/01/40	(Call 07/01/20)	475	525,749
5.00%, 07/01/43	(Call 07/01/23)	255	278,180
San Diego County Regional Transportation Commission RB Sales Tax Revenue
5.00%, 04/01/48	(Call 04/01/24)	400	459,396
Series A
5.00%, 04/01/48	(Call 04/01/22)	500	561,990
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	800	888,960
5.00%, 05/01/38	(Call 05/01/18) (AGM)	490	545,782
Series A
5.00%, 05/01/30	(PR 05/01/15) (AGM)	580	598,983

Security		Principal (000s)	Value

San Diego County Water Authority RB Water Revenue
5.00%, 05/01/34	(Call 11/01/22)	$500	$578,255
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/24	(Call 05/15/20)	250	296,038
5.25%, 05/15/25	(Call 05/15/20)	250	295,425
5.25%, 05/15/39	(Call 05/15/19)	500	570,180
Series B
5.00%, 05/15/22	(Call 05/15/19)	230	270,349
San Diego Public Facilities Financing Authority RB Water Revenue Series B
5.50%, 08/01/39	(Call 08/01/19)	1,000	1,167,880
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	(Call 02/01/19)	400	458,496
San Diego Unified School District GO
0.00%, 07/01/30		790	426,497
0.00%, 07/01/35		300	123,117
0.00%, 07/01/38		500	173,485
0.00%, 07/01/45		1,595	386,468
Series A
0.00%, 07/01/19	(NPFGC)	400	369,780
Series C
0.00%, 07/01/46		500	116,430
0.00%, 07/01/47	(Call 07/01/40)	300	168,294
0.00%, 07/01/48	(Call 07/01/40)	250	140,033
5.00%, 07/01/35	(Call 07/01/23)	150	171,507
Series E
0.00%, 07/01/32		500	242,830
0.00%, 07/01/47	(Call 07/01/42)	1,000	462,230
5.25%, 07/01/42		840	383,670
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,125	1,207,609
Series G
0.00%, 07/01/38	(Call 01/01/24)	1,000	302,600
Series R-1
0.00%, 07/01/31		1,535	781,422
Series R-3
5.00%, 07/01/21		500	610,985

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

San Dieguito Union High School District GO Series A-2
4.00%, 08/01/38	(Call 08/01/23)	$250	$259,893
San Francisco Bay Area Rapid Transit District GO Series B
4.75%, 08/01/37	(Call 08/01/17)	100	109,100
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue Series A
5.00%, 07/01/36	(Call 07/01/22)	500	567,505
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	495	588,555
Second Series
5.00%, 05/01/26	(Call 05/01/22)	185	214,770
5.25%, 05/01/17	(NPFGC-FGIC)	115	129,702
Series A
4.90%, 05/01/29	(Call 11/01/19)	875	1,005,891
Series B
4.90%, 05/01/29	(Call 11/01/19)	500	573,560
5.00%, 05/01/43	(Call 05/01/23)	250	275,665
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	863,776
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
4.00%, 11/01/41	(Call 05/01/22)	250	256,473
4.50%, 11/01/31	(Call 05/01/16) (AGM)	875	917,630
5.00%, 11/01/30	(Call 11/01/21)	500	585,900
5.00%, 11/01/33	(Call 05/01/22)	1,000	1,142,740
5.00%, 11/01/43	(Call 05/01/22)	500	560,775
Series B
4.00%, 10/01/39	(Call 10/01/22)	950	972,410
San Joaquin County Transportation Authority RB Sales Tax Revenue Series A
6.00%, 03/01/36	(Call 03/01/21)	240	291,593

Security		Principal (000s)	Value

San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/16	(ETM)	$500	$499,065
0.00%, 01/01/20	(ETM)	170	159,227
0.00%, 01/01/22	(ETM)	220	192,469
0.00%, 01/01/23	(ETM)	250	210,900
0.00%, 01/01/26	(ETM)	280	211,492
0.00%, 01/01/28	(ETM)	400	278,232
San Jose Financing Authority RB Lease Abatement Series A
5.00%, 06/01/39	(Call 06/01/23)	250	279,455
San Jose Unified School District GO Series D
5.00%, 08/01/32	(Call 08/01/18)	125	140,304
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	108,675
0.00%, 08/01/51		1,500	251,730
San Mateo County Community College District GO
Series B
5.00%, 09/01/31	(Call 09/01/16)	400	429,120
5.00%, 09/01/38	(Call 09/01/16)	550	590,040
San Mateo County Transportation Authority RB Sales Tax Revenue Series A
4.75%, 06/01/34	(Call 06/01/15) (NPFGC)	495	507,370
San Mateo Joint Powers Financing Authority RB Lease Abatement Series A
5.00%, 07/15/36	(Call 07/15/18)	750	840,997
San Mateo Union High School District GO
0.00%, 09/01/33		500	311,160
0.00%, 09/01/41	(Call 09/01/36)	500	326,390
Series A
0.00%, 07/01/51	(Call 09/01/41)	750	369,180
Santa Clara Valley Transportation Authority RB Sales Tax Revenue Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	1,025	1,117,332

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	$200	$199,214
5.00%, 07/01/25	(Call 07/01/20)	205	242,324
Series 2010-1
5.00%, 07/01/30	(Call 07/01/20)	700	817,488
Series B
6.00%, 07/01/27	(Call 07/01/18)	195	231,498
Southwestern Community College District GO Series C
0.00%, 08/01/46		1,000	210,340
State of California GO
3.50%, 03/01/17		100	107,488
4.00%, 10/01/14		220	220,770
4.00%, 12/01/18	(Call 12/01/17)	250	275,143
4.00%, 05/01/23		1,000	1,148,510
4.50%, 03/01/21	(Call 03/01/20)	660	760,379
4.50%, 08/01/26	(Call 02/01/17)	900	969,345
4.50%, 08/01/30	(Call 02/01/17)	1,085	1,159,453
5.00%, 04/01/15		695	715,023
5.00%, 03/01/16		370	396,355
5.00%, 04/01/16		600	644,964
5.00%, 11/01/16		275	302,602
5.00%, 02/01/17		250	277,145
5.00%, 03/01/17	(Call 03/01/15)	450	461,025
5.00%, 04/01/17		485	540,872
5.00%, 06/01/17	(SGI)	375	420,626
5.00%, 03/01/18	(Call 03/01/15)	750	768,270
5.00%, 04/01/18		500	575,785
5.00%, 05/01/18	(Call 05/01/15)	600	619,404
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	560	629,283
5.00%, 08/01/18	(Call 02/01/17)	550	609,235
5.00%, 11/01/18		500	584,860
5.00%, 06/01/19	(Call 06/01/17) (NPFGC)	350	392,483
5.00%, 08/01/19	(Call 02/01/17)	640	707,130
5.00%, 10/01/19		800	954,632
5.00%, 04/01/20		215	258,004
5.00%, 09/01/20		170	205,528
5.00%, 10/01/20		1,400	1,649,962

Security		Principal (000s)	Value

5.00%, 12/01/20	(Call 12/01/16)	$1,300	$1,497,040
5.00%, 08/01/21	(Call 08/01/15)	215	224,400
5.00%, 11/01/21	(Call 11/01/17)	900	1,015,101
5.00%, 12/01/21	(Call 12/01/16)	250	276,213
5.00%, 03/01/22	(Call 03/01/15) (AMBAC)	550	563,205
5.00%, 08/01/22	(Call 02/01/17)	500	550,535
5.00%, 03/01/23	(Call 03/01/16)	315	336,713
5.00%, 11/01/23	(Call 11/01/20)	500	599,750
5.00%, 12/01/23		500	618,015
5.00%, 02/01/24	(Call 02/01/22)	220	261,041
5.00%, 08/01/24	(Call 02/01/17)	750	823,897
5.00%, 10/01/24	(Call 04/01/18)	250	285,545
5.00%, 11/01/24	(Call 11/01/20)	250	297,335
5.00%, 12/01/24	(Call 12/01/17)	500	562,695
5.00%, 02/01/25	(Call 02/01/23)	1,000	1,199,210
5.00%, 03/01/25	(Call 03/01/20)	750	872,017
5.00%, 08/01/25	(Call 08/01/15) (AGM)	535	558,497
5.00%, 09/01/25	(Call 09/01/23)	500	603,970
5.00%, 10/01/25	(Call 04/01/18)	900	1,024,542
5.00%, 12/01/26	(Call 12/01/16)	800	876,272
5.00%, 03/01/27	(Call 03/01/20)	300	345,483
5.00%, 05/01/27	(Call 05/01/15)	355	365,639
5.00%, 09/01/27	(Call 09/01/16)	500	542,800
5.00%, 11/01/27	(Call 11/01/23)	700	833,455
5.00%, 02/01/29	(Call 02/01/23)	1,000	1,166,470
5.00%, 06/01/29	(Call 12/01/14) (AMBAC)	500	505,655
5.00%, 10/01/29	(Call 04/01/18)	1,000	1,123,915
5.00%, 09/01/30	(Call 09/01/18)	500	566,745
5.00%, 02/01/31	(Call 02/01/22)	500	570,730
5.00%, 02/01/32	(Call 02/01/22)	500	568,580
5.00%, 05/01/32	(Call 05/01/24)	1,000	1,166,790
5.00%, 06/01/32	(Call 06/01/17)	1,220	1,328,934
5.00%, 08/01/33	(Call 08/01/15)	350	362,950
5.00%, 09/01/35	(Call 09/01/16)	1,040	1,106,331
5.00%, 06/01/37	(Call 06/01/17)	1,790	1,942,257
5.00%, 11/01/37	(Call 11/01/17)	1,000	1,097,560
5.00%, 12/01/37	(Call 12/01/17)	885	973,544
5.00%, 02/01/38	(Call 02/01/23)	1,060	1,192,362
5.00%, 04/01/38	(Call 04/01/18)	900	994,356
5.00%, 10/01/41	(Call 10/01/21)	3,500	3,896,655

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

5.00%, 04/01/42	(Call 04/01/22)	$1,000	$1,109,020
5.00%, 09/01/42	(Call 09/01/22)	750	835,710
5.00%, 11/01/43	(Call 11/01/23)	1,000	1,126,800
5.25%, 09/01/22		815	1,015,034
5.25%, 10/01/22		600	748,002
5.25%, 09/01/25	(Call 09/01/21)	750	905,332
5.25%, 10/01/29	(Call 10/01/19)	1,375	1,592,332
5.25%, 08/01/32	(AGM)	745	910,740
5.25%, 03/01/38	(Call 03/01/18)	2,115	2,356,470
5.50%, 04/01/19		525	630,966
5.50%, 11/01/39	(Call 11/01/19)	2,100	2,426,970
5.50%, 03/01/40	(Call 03/01/20)	170	196,459
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,193,160
5.75%, 04/01/31	(Call 04/01/19)	1,000	1,188,260
6.00%, 03/01/33	(Call 03/01/20)	1,200	1,453,932
6.00%, 04/01/38	(Call 04/01/19)	2,250	2,677,522
6.50%, 04/01/33	(Call 04/01/19)	1,500	1,832,850
Series 2
5.00%, 09/01/29	(Call 03/01/16) (AMBAC)	590	625,453
Series A
4.00%, 07/01/16		90	96,119
4.40%, 07/01/18		200	227,930
4.60%, 07/01/19		360	421,625
5.00%, 07/01/15	(Call 09/04/14)	735	735,434
5.00%, 07/01/16		500	543,060
5.00%, 07/01/18		1,725	2,004,743
5.00%, 07/01/19		810	963,932
5.00%, 07/01/20	(Call 07/01/19)	2,170	2,575,595
5.00%, 07/01/22	(Call 07/01/16)	1,990	2,159,707
5.25%, 07/01/21	(Call 07/01/19)	625	746,575
University of California Regents RB College & University Revenue
Series AF
5.00%, 05/15/16		750	811,500
5.00%, 05/15/18		250	289,648
5.00%, 05/15/39	(Call 05/15/23)	1,000	1,135,040
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,000	1,158,920
5.00%, 05/15/38	(Call 05/15/23)	1,370	1,557,238
Series AK
5.00%, 05/15/48		1,750	2,152,115
Series AM
5.00%, 05/15/44	(Call 05/15/24)	400	457,160

Security		Principal (000s)	Value

Series D
5.00%, 05/15/41	(Call 05/15/16)	$120	$129,160
Series G
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,189,590
5.00%, 05/15/26	(Call 05/15/22)	500	590,290
5.00%, 05/15/32	(Call 05/15/22)	725	827,341
5.00%, 05/15/37	(Call 05/15/22)	500	561,410
5.00%, 05/15/42	(Call 05/15/22)	950	1,060,485
Series J
4.50%, 05/15/35	(Call 05/15/15) (AGM)	850	876,885
Vacaville Unified School District GO
5.00%, 08/01/25	(Call 08/01/17) (AMBAC)	380	420,261
Ventura County Community College District GO Series C
5.50%, 08/01/33	(Call 08/01/18)	250	288,613
Ventura County Public Financing Authority RB Lease Revenue
5.00%, 11/01/43	(Call 11/01/22)	500	556,265
West Contra Costa Unified School District GO Series B
5.63%, 08/01/35	(Call 08/01/18) (BHAC)	195	223,794
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	400	136,516
William S. Hart Union High School District GO
Series A
0.00%, 08/01/33		450	189,963
Series B
0.00%, 08/01/34	(AGM)	500	214,645
Series C
0.00%, 08/01/37	(Call 08/01/23)	500	163,490
4.00%, 08/01/38	(Call 08/01/23)	500	513,595
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	245	279,106
5.00%, 08/01/32	(Call 08/01/18) (AGM)	500	561,215

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal or Shares (000s)	Value

Yuba Community College District GO Series A
5.00%, 08/01/22	(Call 08/01/17) (AMBAC)	$430	$479,102

			292,280,946

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $273,074,734)			292,280,946

SHORT-TERM INVESTMENTS — 1.62%

MONEY MARKET FUNDS — 1.62%
BlackRock Liquidity Funds: California Money Fund, Institutional Shares
0.01%[a,b]		4,845	4,844,599

			4,844,599

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,844,599)			4,844,599

TOTAL INVESTMENTS IN SECURITIES — 99.74%
(Cost: $277,919,333)			297,125,545
Other Assets, Less Liabilities — 0.26%			761,919

NET ASSETS — 100.00%			$297,887,464

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

PR  —  Prerefunded

RB  —  Revenue Bond

Insured by:

AGC-ICC  —  Assured Guaranty Corp. — Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

Radian-IBCC  —  Radian Asset Assurance — Insured Bond Custodial Certificate

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.48%

ALABAMA — 0.15%
Alabama Federal Aid Highway Finance Authority RB Federal Grant Revenue
5.00%, 09/01/24	(Call 09/01/22)	$2,500	$2,968,825
Alabama Public School & College Authority RB Sales Tax Revenue Series A
5.00%, 05/01/18		500	575,915
Baldwin County Board of Education RB Sales Tax Revenue
4.50%, 07/01/37	(Call 07/01/17) (AMBAC)	500	525,640
Birmingham Water Works Board RB Water Revenue
5.00%, 01/01/41	(Call 01/01/21)	1,000	1,116,420

			5,186,800
ALASKA — 0.01%
City of Anchorage GO Series B
5.25%, 12/01/16	(AMBAC)	300	332,718

			332,718
ARIZONA — 1.45%
Arizona School Facilities Board COP Lease Appropriation Series A-1
5.00%, 09/01/17	(PR 09/01/15) (NPFGC-FGIC)	245	256,789
Arizona School Facilities Board COP Lease Non-Terminable
5.13%, 09/01/21	(Call 09/01/18)	1,000	1,132,000
5.25%, 09/01/23	(Call 09/01/18)	1,465	1,661,193
5.75%, 09/01/19	(Call 09/01/18)	1,200	1,395,816
Arizona State University Board of Regents RB University Revenue Series A
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,116,530
Arizona Transportation Board RB Fuel Sales Tax Revenue
Series A
5.00%, 07/01/21		1,500	1,816,170

Security		Principal (000s)	Value

5.00%, 07/01/24	(Call 07/01/21)	$935	$1,103,309
5.00%, 07/01/29	(Call 07/01/22)	1,000	1,170,720
Arizona Transportation Board RB Highway Revenue Tolls Series A
5.00%, 07/01/30	(Call 07/01/22)	2,000	2,327,560
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		700	786,562
5.00%, 07/01/24	(Call 07/01/19)	685	794,168
5.25%, 07/01/20	(Call 07/01/19)	480	567,154
Arizona Water Infrastructure Finance Authority RB Water Revenue Series A
5.00%, 10/01/30	(Call 10/01/20)	2,600	3,089,294
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	280	305,287
5.25%, 07/01/16	(NPFGC-FGIC)	220	239,868
City of Phoenix GO
4.00%, 07/01/24		1,000	1,155,580
4.00%, 07/01/25	(Call 07/01/24)	2,000	2,278,940
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue Series A
5.00%, 07/01/40	(Call 07/01/20)	1,700	1,809,497
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/41	(Call 07/01/15) (NPFGC-FGIC)	3,250	3,346,915
Phoenix Civic Improvement Corp. RB Special Assessment Series A
5.00%, 07/01/39	(Call 07/01/19)	800	908,576
Phoenix Civic Improvement Corp. RB Water Revenue
4.75%, 07/01/25	(Call 07/01/15) (NPFGC)	1,800	1,866,438
5.00%, 07/01/19	(Call 07/01/15) (NPFGC)	500	520,215

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Pinal County Electric District No. 3 RB Electric Power & Light Revenues
5.25%, 07/01/41	(Call 07/01/21)	$1,000	$1,109,420
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series A
5.00%, 12/01/26	(Call 12/01/21)	1,000	1,204,130
5.00%, 01/01/27	(Call 01/01/18)	1,800	2,028,222
5.00%, 12/01/28	(Call 12/01/21)	1,000	1,176,580
5.00%, 12/01/29	(Call 06/01/22)	400	469,472
5.00%, 12/01/31	(Call 06/01/22)	1,500	1,744,455
5.00%, 01/01/38	(Call 01/01/18)	8,265	9,056,126
Series B
4.00%, 01/01/16		1,250	1,313,650
4.00%, 01/01/18		1,225	1,359,027
5.00%, 12/01/19		500	596,190
State of Arizona COP Lease Appropriation
Series A
5.00%, 10/01/18	(AGM)	200	231,272
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,100,660
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	415,283

			51,453,068
CALIFORNIA — 22.48%
Alameda Corridor Transportation Authority RB Transit Revenue Series A
0.00%, 10/01/14	(AMBAC)	250	249,890
Alameda County Transportation Authority RB Sales Tax Revenue
4.00%, 03/01/22		500	580,670
Allan Hancock Joint Community College District GO
0.00%, 08/01/47	(Call 08/01/40)	1,000	422,640
Alvord Unified School District GO Series B
0.00%, 08/01/36	(AGM)	2,000	685,200
Anaheim Public Financing Authority RB Lease Abatement
0.00%, 09/01/32	(AGM)	3,040	1,298,627

Security		Principal (000s)	Value

Bay Area Toll Authority RB Highway Revenue Tolls
Series B
1.50%, 04/01/47	(Call 10/01/17)	$3,000	$3,040,860
Series C
1.88%, 04/01/47	(Call 10/01/18)	4,025	4,113,630
Series F
5.00%, 04/01/15		500	514,525
5.00%, 04/01/17	(PR 04/01/16)	150	161,178
5.00%, 04/01/18	(PR 04/01/16)	1,000	1,074,520
5.00%, 04/01/21	(PR 04/01/16)	250	268,630
5.00%, 04/01/23	(PR 04/01/16)	275	295,493
5.00%, 04/01/25	(PR 04/01/16)	2,000	2,149,040
5.00%, 04/01/31	(PR 04/01/16)	3,100	3,331,012
5.00%, 04/01/31	(PR 04/01/17)	680	759,546
Series F-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,201,500
5.00%, 04/01/28	(Call 04/01/19)	25	28,891
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,323,940
5.00%, 04/01/31	(Call 04/01/22)	200	231,472
5.00%, 04/01/34	(PR 04/01/18)	500	577,225
5.00%, 04/01/39	(PR 04/01/18)	2,500	2,886,125
5.00%, 04/01/54	(Call 04/01/24)	2,000	2,221,860
5.13%, 04/01/39	(PR 04/01/19)	825	980,125
5.63%, 04/01/44	(PR 04/01/19)	1,295	1,567,520
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	2,510	2,777,340
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	2,000	2,276,480
5.00%, 04/01/43	(Call 04/01/23)	1,750	1,940,487
5.25%, 04/01/48	(Call 04/01/23)	2,250	2,526,435
5.25%, 04/01/53	(Call 04/01/23)	370	412,691
Bay Area Water Supply & Conservation Agency RB Water Revenue Series A
5.00%, 10/01/34	(Call 04/01/23)	1,500	1,723,170
California Educational Facilities Authority RB College & University Revenue
Series T-1
5.00%, 03/15/39		120	155,807

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series U-3
5.00%, 06/01/43		$1,500	$1,977,870
Series U-6
5.00%, 05/01/45		1,500	1,993,020
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23	(ETM) (AGM)	2,845	3,564,757
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,000	1,305,920
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	652,960
5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	470	613,167
California State Department of Transportation RB Federal Grant Revenue Series A
5.00%, 02/01/15	(NPFGC-FGIC)	1,000	1,020,760
California State Department of Water Resources RB Electric Power & Light Revenues
Series K
4.00%, 05/01/18		200	223,890
5.00%, 05/01/18		2,610	3,015,202
Series L
4.00%, 05/01/15		100	102,609
5.00%, 05/01/15		3,950	4,079,560
5.00%, 05/01/16		2,000	2,157,960
5.00%, 05/01/17		1,485	1,663,705
5.00%, 05/01/18		1,290	1,490,272
5.00%, 05/01/19		3,815	4,527,795
5.00%, 05/01/20		2,700	3,265,947
5.00%, 05/01/21	(Call 05/01/20)	2,555	3,054,324
5.00%, 05/01/22	(Call 05/01/20)	300	356,958
Series M
4.00%, 05/01/16		1,500	1,593,720
4.00%, 05/01/19		1,275	1,455,017
5.00%, 05/01/15		1,000	1,032,800
Series N
5.00%, 05/01/20		2,500	3,024,025

Security		Principal (000s)	Value

California State Department of Water Resources RB Water Revenue
Series AC
5.00%, 12/01/15	(PR 12/01/14) (NPFGC)	$965	$977,024
Series AE
5.00%, 12/01/24	(Call 06/01/18)	650	748,365
5.00%, 12/01/27	(Call 06/01/18)	500	572,865
5.00%, 12/01/28	(Call 06/01/18)	695	796,498
Series F-3
5.00%, 05/01/21	(Call 05/01/18)	1,500	1,727,505
Series F-5
5.00%, 05/01/22	(Call 05/01/18)	1,445	1,659,626
Series G-4
5.00%, 05/01/16		1,250	1,348,725
California State Public Works Board RB Lease Abatement
5.00%, 09/01/32	(Call 09/01/24)	1,500	1,735,170
5.00%, 09/01/38	(Call 09/01/23)	1,000	1,109,300
Series A
5.00%, 12/01/19	(AMBAC)	20	22,131
5.00%, 04/01/20		690	824,930
5.00%, 04/01/22		1,810	2,195,910
5.00%, 09/01/27	(Call 09/01/24)	2,000	2,388,060
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,265,280
5.00%, 09/01/39	(Call 09/01/24)	1,000	1,129,310
6.25%, 04/01/34	(Call 04/01/19)	1,725	2,044,918
Series A-1
6.00%, 03/01/35	(Call 03/01/20)	1,000	1,196,020
Series B
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,130,180
Series C
4.00%, 06/01/28	(Call 06/01/22)	200	208,250
Series G
5.00%, 11/01/37	(Call 11/01/22)	3,175	3,537,077
Series G-1
5.75%, 10/01/30	(Call 10/01/19)	2,025	2,382,068
Series I-1
6.38%, 11/01/34	(Call 11/01/19)	600	728,016
California State Public Works Board RB Lease Revenue
Series A
5.25%, 06/01/30	(Call 06/01/15)	2,100	2,158,275

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series D
5.00%, 12/01/23	(Call 12/01/21)	$1,500	$1,795,455
5.00%, 12/01/31	(Call 12/01/21)	750	854,985
Series J
5.25%, 01/01/16	(AMBAC)	270	288,033
California State University Trustees RB College & University Revenue
Series A
4.00%, 11/01/28	(Call 11/01/22)	1,680	1,826,513
5.00%, 11/01/24	(Call 11/01/21)	1,250	1,488,912
5.00%, 11/01/25	(Call 11/01/23)	1,400	1,703,170
5.00%, 11/01/30	(PR 05/01/15) (AMBAC)	1,035	1,068,669
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	330	338,821
5.00%, 11/01/34	(Call 11/01/24)	3,000	3,502,470
5.00%, 11/01/39	(Call 05/01/18) (AGM)	1,000	1,116,110
5.00%, 11/01/39	(Call 11/01/24)	500	574,785
5.00%, 11/01/44		700	802,088
5.25%, 11/01/34	(Call 05/01/19)	500	573,100
5.25%, 11/01/38	(Call 05/01/19)	1,750	2,005,850
Centinela Valley Union High School District GO Series B
0.00%, 08/01/45	(Call 08/01/22) (AGM)	4,000	703,120
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	1,200	1,384,596
Series B
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	600	647,466
Series C
0.00%, 08/01/32	(Call 08/01/16) (AMBAC)	500	220,985
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	270	100,675
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	500	159,195
City & County of San Francisco COP Lease Abatement Series A
5.00%, 04/01/29	(Call 04/01/19)	500	575,890

Security		Principal (000s)	Value

City & County of San Francisco GO
Series R1
5.00%, 06/15/20		$200	$241,542
5.00%, 06/15/21		25	30,611
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,226,740
City of Bakersfield RB Sewer Revenue Series A
5.00%, 09/15/32	(Call 09/15/17) (AGM)	2,000	2,197,280
City of Los Angeles GO Series B
5.00%, 09/01/19		1,200	1,431,156
City of Los Angeles RB Port Airport & Marina Revenue
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,264,540
City of Los Angeles RB Wastewater System Revenue
5.00%, 06/01/34	(Call 06/01/23)	1,000	1,156,290
Series A
5.00%, 06/01/19		2,075	2,459,145
5.00%, 06/01/34	(PR 06/01/15) (NPFGC)	3,235	3,353,984
5.00%, 06/01/34	(Call 06/01/15) (NPFGC)	765	788,348
5.00%, 06/01/39	(Call 06/01/19)	500	566,015
Series B
5.00%, 06/01/22		750	927,278
5.00%, 06/01/23		200	248,998
5.00%, 06/01/32	(Call 06/01/22)	400	460,348
City of Redding COP Electric Power & Light Revenues Series A
5.00%, 06/01/30	(Call 06/01/18) (AGM)	1,000	1,112,060
City of Sacramento RB Water Revenue
5.00%, 09/01/42	(Call 09/01/23)	750	843,038
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	1,390	1,445,697
Series D
5.00%, 03/01/28	(Call 09/15/14) (NPFGC)	800	802,632

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Coast Community College District GO Series A
5.00%, 08/01/38	(Call 08/01/23)	$2,750	$3,129,197
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	1,500	1,706,835
Series A
4.00%, 08/01/39	(Call 08/01/24)	750	766,388
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,271,145
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,431,087
Series C
6.00%, 07/01/41	(Call 07/01/18)	1,705	1,966,359
County of Santa Clara GO
4.00%, 08/01/39	(Call 08/01/22)	2,250	2,330,347
Cucamonga Valley Water District RB Water Revenue Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	750	897,998
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	2,000	358,400
5.00%, 08/01/37	(Call 08/01/17) (AGM)	1,620	1,771,146
East Bay Municipal Utility District RB Water Revenue
Series 2014B
5.00%, 06/01/24		500	632,585
Series A
5.00%, 06/01/26	(Call 06/01/17) (NPFGC-FGIC)	1,545	1,714,548
5.00%, 06/01/32	(Call 06/01/17) (NPFGC-FGIC)	1,000	1,105,340
5.00%, 06/01/35	(PR 06/01/15) (NPFGC)	800	829,360
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	300	308,580
5.00%, 06/01/36	(Call 06/01/20)	2,000	2,293,940
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	275	302,390

Security		Principal (000s)	Value

Series B
5.00%, 06/01/16		$500	$541,850
5.00%, 06/01/23		1,000	1,244,080
Eastern Municipal Water District COP Water Revenue Series H
5.00%, 07/01/35	(Call 07/01/18)	500	560,175
El Camino Community College District GO Series C
0.00%, 08/01/32		200	99,740
0.00%, 08/01/34		1,000	455,180
El Dorado Irrigation District RB Water Revenue Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	500	566,250
Escondido Union High School District GO
Series C
0.00%, 08/01/46		1,905	451,656
0.00%, 08/01/51		1,000	183,420
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/36	(Call 08/01/21)	1,000	1,124,820
5.00%, 08/01/40	(Call 08/01/21)	1,000	1,118,190
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
Series A
0.00%, 01/01/15	(ETM)	500	499,830
0.00%, 01/01/20	(ETM)	1,355	1,269,134
0.00%, 01/01/23	(ETM)	500	421,800
0.00%, 01/01/25	(ETM)	200	157,726
0.00%, 01/01/26	(ETM)	1,500	1,132,995
0.00%, 01/01/28	(ETM)	4,450	3,095,331
0.00%, 01/01/30	(ETM)	1,000	634,300
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	2,000	859,540
5.00%, 08/01/39	(Call 08/01/22)	1,500	1,686,465

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Los Angeles Community College District GO
Series A
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	$2,000	$2,228,380
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	1,410	1,559,432
6.00%, 08/01/33	(Call 08/01/19)	1,000	1,201,160
Series F-1
5.00%, 08/01/33	(Call 08/01/18)	1,500	1,688,505
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement Series A
5.00%, 08/15/20	(Call 08/15/18)	1,200	1,387,740
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/20		1,400	1,698,256
Series A
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	231,644
Series B
5.00%, 07/01/15		900	937,359
5.00%, 07/01/17		1,000	1,129,110
5.00%, 07/01/22	(Call 07/01/21)	1,000	1,224,860
Los Angeles County Public Works Financing Authority RB Lease Abatement
5.00%, 08/01/37	(Call 08/01/22)	1,000	1,110,280
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue Series A
5.00%, 10/01/20	(District GO)	1,000	1,210,370
Los Angeles Department of Airports RB Port Airport & Marina Revenue
Series A
5.00%, 05/15/32	(Call 05/15/20)	1,125	1,279,102
5.00%, 05/15/40	(Call 05/15/20)	3,700	4,181,370
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,142,770

Security		Principal (000s)	Value

Series B
5.00%, 05/15/35	(Call 05/15/22)	$500	$562,865
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,380,070
Series D
5.25%, 05/15/33	(Call 05/15/20)	700	803,964
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/15		1,575	1,640,236
5.00%, 07/01/16		500	543,930
5.00%, 07/01/21		35	42,884
5.00%, 07/01/22	(Call 07/01/21)	1,500	1,812,930
Series B
5.00%, 07/01/25	(Call 07/01/20)	2,000	2,360,480
5.00%, 07/01/30	(Call 07/01/23)	1,500	1,760,595
5.00%, 07/01/43	(Call 07/01/22)	1,590	1,786,128
5.25%, 07/01/24	(Call 07/01/19)	1,645	1,958,932
Los Angeles Department of Water & Power RB Water Revenue
Series A
5.00%, 07/01/43	(Call 07/01/22)	2,500	2,806,025
Series A-1
5.00%, 07/01/38	(Call 07/01/17) (AMBAC)	1,800	1,968,912
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	2,200	2,398,748
Series B
5.00%, 07/01/33	(Call 07/01/23)	2,500	2,889,775
5.00%, 07/01/34	(Call 07/01/23)	1,200	1,382,064
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,132,030
5.00%, 07/01/43	(Call 07/01/22)	4,540	5,092,382
Los Angeles Municipal Improvement Corp. RB Lease Abatement Series B1
4.75%, 08/01/37	(Call 09/29/14) (NPFGC-FGIC)	285	285,949
Los Angeles Unified School District GO
Series A
5.00%, 07/01/17	(PR 07/01/16) (NPFGC)	1,000	1,086,120

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	$2,700	$2,977,128
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,000	1,099,670
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	2,900	3,167,670
5.00%, 07/01/21	(Call 07/01/15) (FGIC)	360	374,335
Series A-2
5.00%, 07/01/21		1,000	1,218,350
Series B
4.75%, 07/01/19	(Call 07/01/16)	1,400	1,511,636
5.00%, 07/01/16	(AGM)	600	652,020
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	950	1,027,406
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	540,355
Series C
5.00%, 07/01/23		4,140	5,118,944
5.00%, 07/01/25	(Call 07/01/24)	2,000	2,470,040
5.00%, 07/01/30	(Call 07/01/24)	750	891,728
Series D
5.00%, 01/01/34	(Call 07/01/19)	250	283,190
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,170,550
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	6,300	6,823,845
Series I
5.00%, 07/01/27	(Call 07/01/19)	3,000	3,498,630
M-S-R Public Power Agency RB Electric Power & Light Revenues Series L
5.00%, 07/01/19	(Call 07/01/18) (AGM)	300	344,712
Mendocino-Lake Community College District GO Series B
0.00%, 08/01/51	(AGM)	750	130,110
Merced Union High School District GO Series C
0.00%, 08/01/46	(Call 08/01/21)	1,500	194,100

Security		Principal (000s)	Value

Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18		$2,500	$2,816,950
Series B
5.00%, 07/01/21	(Call 07/01/18)	210	243,745
Series C
5.00%, 10/01/26	(Call 10/01/21)	200	240,200
Series E
5.00%, 07/01/23		1,000	1,250,210
Series G
5.00%, 07/01/28	(Call 07/01/22)	500	594,540
Modesto Irrigation District COP Lease Revenue Series A
6.00%, 10/01/39	(Call 04/01/19)	500	577,770
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	2,530	1,871,213
Series E
5.00%, 06/01/37	(Call 08/01/22)	1,750	1,959,755
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	793,950
0.00%, 08/01/43	(Call 08/01/35)	3,000	1,896,510
Newport Mesa Unified School District GO
0.00%, 08/01/38		1,500	573,465
0.00%, 08/01/41	(Call 08/01/21)	520	101,130
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16	(NPFGC)	1,000	1,084,580
Orange County Sanitation District COP Sewer Revenue Series A
5.00%, 02/01/39	(Call 02/01/19)	500	566,340
Palomar Pomerado Health GO Series A
0.00%, 08/01/31	(AGM)	1,000	482,760
Peralta Community College District GO Series C
5.00%, 08/01/39	(Call 08/01/19)	500	564,760

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Pomona Public Financing Authority RB Water Revenue Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	$625	$676,600
Poway Unified School District GO
0.00%, 08/01/33		1,000	457,970
0.00%, 08/01/41		1,500	453,855
0.00%, 08/01/46		5,200	1,243,528
0.00%, 08/01/51		1,250	230,400
Rio Hondo Community College District GO
0.00%, 08/01/42	(Call 08/01/34)	560	423,360
Riverside County Transportation Commission RB Highway Revenue Tolls
Series A
5.25%, 06/01/39	(Call 06/01/23)	1,500	1,744,305
5.75%, 06/01/48	(Call 06/01/23)	2,000	2,269,540
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30	(AMBAC)	440	537,271
Series A
5.40%, 11/01/20	(AMBAC)	500	561,945
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 08/01/35	(Call 08/01/15) (NPFGC)	775	801,668
Series A
5.00%, 12/01/44	(Call 06/01/24)	2,000	2,297,720
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series A
5.00%, 08/15/41	(Call 08/15/23)	2,000	2,265,200
Series U
5.00%, 08/15/27	(Call 08/15/18) (AGM)	2,720	3,090,981
Series X
5.00%, 08/15/20		700	844,942
5.00%, 08/15/25	(Call 08/15/21)	1,000	1,179,020

Security		Principal (000s)	Value

Sacramento Municipal Utility District RB Water Revenue
5.13%, 07/01/29	(Call 07/01/16) (NPFGC)	$1,000	$1,063,420
San Bernardino Community College District GO Series A
6.25%, 08/01/33	(PR 08/01/18)	300	364,428
San Diego Community College District GO
5.00%, 08/01/29	(Call 08/01/21)	120	139,715
5.00%, 08/01/30	(Call 08/01/17) (AGM)	900	998,667
5.00%, 08/01/30	(Call 08/01/23)	1,250	1,479,837
5.00%, 08/01/43	(Call 08/01/23)	1,490	1,699,181
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,420	1,571,713
5.00%, 07/01/43	(Call 07/01/23)	1,250	1,363,625
San Diego County Regional Transportation Commission RB Sales Tax Revenue
Series A
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,126,140
5.00%, 04/01/48	(Call 04/01/22)	2,500	2,809,950
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	3,800	4,222,560
Series A
5.00%, 05/01/30	(PR 05/01/15) (AGM)	1,600	1,652,368
San Diego County Water Authority RB Water Revenue
5.00%, 05/01/34	(Call 11/01/22)	1,000	1,156,510
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,140,360

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series B
5.00%, 05/15/18		$1,000	$1,157,690
5.00%, 05/15/22	(Call 05/15/19)	2,000	2,350,860
San Diego Public Facilities Financing Authority RB Water Revenue Series B
5.50%, 08/01/39	(Call 08/01/19)	700	817,516
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	(Call 02/01/19)	1,500	1,719,360
San Diego Unified School District GO
0.00%, 07/01/30		1,300	701,831
0.00%, 07/01/35		2,010	824,884
0.00%, 07/01/37		700	253,904
0.00%, 07/01/43		1,180	313,443
0.00%, 07/01/44		1,800	459,324
Series C
0.00%, 07/01/46		275	64,037
0.00%, 07/01/48	(Call 07/01/40)	1,500	840,195
5.00%, 07/01/35	(Call 07/01/23)	1,715	1,960,897
Series D-2
4.75%, 07/01/27	(Call 07/01/15) (AGM)	595	621,394
Series E
0.00%, 07/01/47	(Call 07/01/42)	2,800	1,294,244
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,200	1,288,116
5.25%, 07/01/28	(AGM)	1,000	1,273,500
Series G
0.00%, 07/01/38	(Call 01/01/24)	4,000	1,210,400
Series R-1
0.00%, 07/01/31		2,000	1,018,140
San Dieguito Union High School District GO Series A-2
4.00%, 08/01/38	(Call 08/01/23)	1,000	1,039,570
San Francisco Bay Area Rapid Transit District GO Series B
5.00%, 08/01/32	(Call 08/01/17)	1,400	1,548,372

Security		Principal (000s)	Value

San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue Series A
5.00%, 07/01/36	(Call 07/01/22)	$1,000	$1,135,010
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Second Series
5.00%, 05/01/26	(Call 05/01/22)	1,000	1,160,920
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,149,590
Series B
4.90%, 05/01/29	(Call 11/01/19)	1,500	1,720,680
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,767,400
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	539,860
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
5.00%, 11/01/30	(Call 11/01/21)	500	585,900
5.00%, 11/01/32	(Call 11/01/21)	400	464,860
5.00%, 11/01/35	(Call 05/01/22)	4,000	4,544,480
5.00%, 11/01/37	(Call 05/01/22)	1,000	1,129,540
5.00%, 11/01/41	(Call 11/01/21)	2,750	3,114,017
Series B
4.00%, 10/01/39	(Call 10/01/22)	3,500	3,582,565
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,142,140
San Joaquin County Transportation Authority RB Sales Tax Revenue Series A
5.50%, 03/01/41	(Call 03/01/21)	500	570,205
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/16	(ETM)	3,500	3,493,455
0.00%, 01/01/19	(ETM)	980	939,301
0.00%, 01/01/20	(ETM)	500	468,315
0.00%, 01/01/25	(ETM)	2,100	1,656,123
0.00%, 01/01/27	(ETM)	1,075	778,741

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

San Jose Financing Authority RB Lease Abatement Series A
5.00%, 06/01/39	(Call 06/01/23)	$1,850	$2,067,967
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	108,675
0.00%, 08/01/51		1,500	251,730
San Mateo County Community College District GO
Series B
5.00%, 09/01/38	(Call 09/01/16)	1,700	1,823,760
Series C
0.00%, 09/01/30	(NPFGC)	1,190	683,988
San Mateo Joint Powers Financing Authority RB Lease Abatement Series A
5.00%, 07/15/33	(Call 07/15/18)	750	840,998
San Mateo Union High School District GO
0.00%, 09/01/33		500	311,160
0.00%, 09/01/41	(Call 09/01/36)	460	300,279
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,500	738,360
Santa Barbara Secondary High School District GO Series A
0.00%, 08/01/36		2,500	963,500
Santa Clara County Financing Authority RB Lease Abatement Series L
5.25%, 05/15/36	(Call 05/15/18)	1,500	1,669,050
Santa Clara Valley Transportation Authority RB Sales Tax Revenue Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	1,400	1,526,112
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	700	697,249
Series 2010-1
5.00%, 07/01/22	(Call 07/01/20)	1,400	1,672,944
5.00%, 07/01/30	(Call 07/01/20)	1,950	2,277,288

Security		Principal (000s)	Value

Series A
5.00%, 07/01/18		$1,050	$1,218,976
State of California GO
3.50%, 10/01/17		1,000	1,088,770
4.00%, 09/01/14	(NPFGC)	600	600,132
4.00%, 10/01/14		200	200,700
4.00%, 08/01/15		600	621,438
4.00%, 09/01/17		295	325,013
4.00%, 09/01/20		500	575,760
4.00%, 12/01/26	(Call 06/01/16)	4,000	4,253,200
4.00%, 12/01/27	(Call 06/01/17)	2,800	3,049,956
4.50%, 08/01/26	(Call 02/01/17)	1,850	1,992,542
4.50%, 08/01/27	(Call 02/01/17)	2,000	2,149,120
4.50%, 08/01/30	(Call 02/01/17)	3,000	3,205,860
4.75%, 04/01/18		280	319,962
5.00%, 11/01/14		500	504,250
5.00%, 02/01/15		1,935	1,974,996
5.00%, 03/01/15		500	512,370
5.00%, 04/01/15		2,500	2,572,025
5.00%, 09/01/15		480	503,448
5.00%, 12/01/15		2,275	2,412,547
5.00%, 02/01/16		2,330	2,487,252
5.00%, 04/01/16		600	644,964
5.00%, 05/01/16	(Call 05/01/15)	300	309,771
5.00%, 08/01/16		200	217,914
5.00%, 10/01/16		4,150	4,551,720
5.00%, 11/01/16	(AMBAC)	345	379,628
5.00%, 12/01/16		200	220,786
5.00%, 03/01/17	(Call 03/01/15)	1,900	1,946,550
5.00%, 04/01/17		725	808,520
5.00%, 05/01/17	(Call 05/01/15)	550	567,875
5.00%, 06/01/17	(Call 06/01/15)	950	984,665
5.00%, 03/01/18		400	459,520
5.00%, 04/01/18		2,650	3,051,660
5.00%, 05/01/18	(Call 05/01/15)	1,620	1,672,391
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	200	224,744
5.00%, 08/01/18	(Call 02/01/17)	295	326,772
5.00%, 10/01/18		3,400	3,968,752
5.00%, 03/01/19	(Call 03/01/15)	5,000	5,121,550
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,312,644
5.00%, 09/01/19		500	595,595
5.00%, 10/01/19		1,000	1,193,290
5.00%, 02/01/20		5,505	6,584,916

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

5.00%, 04/01/20	(Call 04/01/19)	$5,460	$6,524,238
5.00%, 09/01/20		1,500	1,813,485
5.00%, 11/01/20	(Call 11/01/17) (NPFGC)	500	567,650
5.00%, 12/01/20	(Call 12/01/16)	3,010	3,598,888
5.00%, 03/01/21	(Call 03/01/16)	1,300	1,391,936
5.00%, 08/01/21	(Call 08/01/15)	900	962,796
5.00%, 10/01/21	(Call 10/01/19)	1,800	2,146,482
5.00%, 11/01/21	(Call 11/01/17)	250	281,973
5.00%, 12/01/21	(Call 12/01/16)	1,955	2,159,982
5.00%, 02/01/22		2,290	2,790,983
5.00%, 04/01/22		1,000	1,221,300
5.00%, 08/01/22	(Call 02/01/17)	320	352,342
5.00%, 09/01/22		1,000	1,226,980
5.00%, 06/01/23	(Call 12/01/14) (AMBAC)	1,000	1,012,030
5.00%, 08/01/23	(Call 02/01/17)	340	373,932
5.00%, 09/01/23	(Call 09/01/22)	5,000	6,045,550
5.00%, 10/01/23	(Call 09/29/14)	25	25,099
5.00%, 11/01/23	(Call 11/01/17) (NPFGC)	1,320	1,493,250
5.00%, 12/01/23		1,835	2,268,115
5.00%, 03/01/24	(Call 03/01/16)	1,000	1,068,140
5.00%, 08/01/24	(Call 02/01/17)	1,750	1,922,427
5.00%, 09/01/24	(Call 09/01/22)	2,000	2,393,300
5.00%, 10/01/24	(Call 04/01/18)	3,815	4,357,417
5.00%, 12/01/24	(Call 12/01/17)	2,420	2,673,485
5.00%, 08/01/25	(Call 02/01/17)	3,850	4,226,414
5.00%, 08/01/25	(Call 08/01/15) (AGM)	1,000	1,043,920
5.00%, 11/01/25	(Call 11/01/23)	5,545	6,710,947
5.00%, 12/01/25	(Call 12/01/16)	2,800	3,072,916
5.00%, 11/01/26	(Call 11/01/17)	625	698,256
5.00%, 02/01/27	(AMBAC)	550	687,852
5.00%, 05/01/27	(Call 05/01/15)	500	514,985
5.00%, 06/01/27	(Call 06/01/17) (NPFGC-FGIC)	2,000	2,217,740
5.00%, 08/01/27	(Call 08/01/15) (AGM)	1,000	1,040,590
5.00%, 11/01/27	(Call 11/01/23)	2,300	2,738,495
5.00%, 03/01/28	(Call 03/01/16)	2,400	2,545,704
5.00%, 08/01/28	(Call 08/01/18)	250	283,205
5.00%, 09/01/28	(Call 09/01/23)	1,000	1,183,660
5.00%, 10/01/29	(Call 10/01/19)	15,320	17,289,780

Security		Principal (000s)	Value

5.00%, 11/01/29	(Call 11/01/23)	$2,500	$2,948,750
5.00%, 02/01/31	(Call 02/01/22)	2,000	2,282,920
5.00%, 09/01/31	(Call 09/01/16)	525	564,632
5.00%, 12/01/31	(Call 12/01/23)	1,500	1,751,385
5.00%, 02/01/32	(Call 09/29/14)	2,145	2,436,537
5.00%, 06/01/32	(Call 06/01/17)	3,020	3,289,656
5.00%, 11/01/32	(Call 11/01/17)	6,505	7,171,437
5.00%, 02/01/33	(Call 09/29/14)	3,105	3,504,016
5.00%, 08/01/33	(Call 08/01/15)	650	674,050
5.00%, 10/01/33	(Call 04/01/23)	1,000	1,143,090
5.00%, 09/01/35	(Call 09/01/16)	720	765,922
5.00%, 06/01/37	(Call 06/01/17)	6,000	6,510,360
5.00%, 11/01/37	(Call 11/01/17)	9,865	10,827,429
5.00%, 12/01/37	(Call 12/01/17)	2,315	2,546,616
5.00%, 02/01/38	(Call 02/01/23)	4,325	4,851,645
5.00%, 04/01/38	(Call 04/01/18)	2,835	3,132,221
5.00%, 09/01/41	(Call 09/01/21)	3,970	4,415,275
5.00%, 10/01/41	(Call 10/01/21)	4,750	5,288,317
5.00%, 04/01/42	(Call 04/01/22)	2,000	2,218,040
5.00%, 09/01/42	(Call 09/01/22)	7,500	8,357,100
5.00%, 04/01/43	(Call 04/01/23)	7,000	7,839,020
5.00%, 11/01/43	(Call 11/01/23)	1,000	1,126,800
5.13%, 03/01/25	(Call 03/01/18)	560	639,173
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,319,445
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,402,080
5.25%, 10/01/21	(Call 10/01/19)	1,000	1,210,350
5.25%, 09/01/22		300	373,632
5.25%, 02/01/23		250	311,165
5.25%, 09/01/23	(Call 09/01/21)	2,390	2,921,632
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,434,600
5.25%, 09/01/25	(Call 09/01/21)	250	301,778
5.25%, 10/01/29	(Call 10/01/19)	3,800	4,400,628
5.25%, 02/01/30	(Call 02/01/22)	1,000	1,168,980
5.25%, 03/01/30	(Call 03/01/20)	500	576,985
5.25%, 08/01/32	(AGM)	2,955	3,612,399
5.25%, 04/01/35	(Call 04/01/22)	2,000	2,304,060
5.25%, 03/01/38	(Call 03/01/18)	5,750	6,406,477
5.50%, 04/01/18		2,815	3,291,439
5.50%, 04/01/19		155	186,285
5.50%, 04/01/21	(Call 04/01/19)	315	377,792
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,377,900
5.50%, 08/01/30	(Call 08/01/18)	485	558,623
5.50%, 11/01/34	(Call 11/01/19)	1,000	1,160,460
5.50%, 11/01/39	(Call 11/01/19)	1,490	1,721,993

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

5.50%, 03/01/40	(Call 03/01/20)	$2,000	$2,311,280
5.60%, 03/01/36	(Call 03/01/20)	595	692,645
5.75%, 04/01/27	(Call 04/01/19)	1,000	1,195,130
5.75%, 04/01/28	(Call 04/01/19)	1,700	2,031,721
5.75%, 04/01/31	(Call 04/01/19)	2,200	2,614,172
6.00%, 02/01/18	(AMBAC)	1,000	1,181,190
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,211,610
6.00%, 04/01/35	(Call 04/01/19)	430	512,543
6.00%, 11/01/35	(Call 11/01/19)	235	285,605
6.00%, 04/01/38	(Call 04/01/19)	13,000	15,470,130
6.00%, 11/01/39	(Call 11/01/19)	500	606,560
6.50%, 04/01/33	(Call 04/01/19)	6,570	8,027,883
Series A
4.25%, 07/01/17		1,080	1,194,988
4.60%, 07/01/19		2,000	2,342,360
5.00%, 07/01/15	(Call 09/04/14) (NPFGC)	310	310,183
5.00%, 07/01/17		625	704,556
5.00%, 07/01/18		4,150	4,823,005
5.00%, 07/01/19		1,300	1,547,052
5.00%, 07/01/20	(Call 07/01/19)	2,930	3,477,646
5.00%, 07/01/22	(Call 07/01/16)	5,515	5,985,319
5.25%, 07/01/21	(Call 07/01/19)	2,000	2,389,040
Turlock Irrigation District RB Electric Power & Light Revenues Series A
5.00%, 01/01/40	(Call 01/01/20)	1,000	1,075,960
University of California Regents RB College & University Revenue
Series AF
5.00%, 05/15/16		2,450	2,650,900
5.00%, 05/15/29	(Call 05/15/23)	1,530	1,805,385
5.00%, 05/15/36	(Call 05/15/23)	2,500	2,853,925
5.00%, 05/15/39	(Call 05/15/23)	2,750	3,121,360
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,060	1,228,455
5.00%, 05/15/38	(Call 05/15/23)	2,000	2,273,340
Series AK
5.00%, 05/15/48		3,400	4,181,252
Series D
5.00%, 05/15/41	(Call 05/15/16) (NPFGC-FGIC)	250	269,083
Series G
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,165,640
5.00%, 05/15/37	(Call 05/15/22)	2,750	3,087,755

Security		Principal (000s)	Value

Series J
4.50%, 05/15/26	(Call 05/15/15) (AGM)	$1,500	$1,558,275
4.50%, 05/15/31	(Call 05/15/15) (AGM)	2,000	2,062,680
4.50%, 05/15/35	(Call 05/15/15) (AGM)	1,220	1,258,589
Series Q
5.00%, 05/15/21	(Call 05/15/17)	300	338,442
University of California Regents RB Medical Center Pooled Revenue
Series A
4.50%, 05/15/37	(Call 05/15/15) (NPFGC)	200	202,520
4.75%, 05/15/31	(Call 05/15/15) (NPFGC)	1,250	1,291,100
Ventura County Community College District GO Series C
5.50%, 08/01/33	(Call 08/01/18)	905	1,044,777
Ventura County Public Financing Authority RB Lease Revenue
5.00%, 11/01/43	(Call 11/01/22)	1,810	2,013,679
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	500	170,645
William S. Hart Union High School District GO
Series B
0.00%, 08/01/34	(AGM)	500	214,645
Series C
0.00%, 08/01/37	(Call 08/01/23)	1,500	490,470
4.00%, 08/01/38	(Call 08/01/23)	3,100	3,184,289
Yosemite Community College District GO Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	1,000	1,139,210

			797,496,135
COLORADO — 1.05%
City & County of Denver RB Port Airport & Marina Revenue
Series A
5.00%, 11/15/21	(Call 11/15/20)	1,000	1,170,490
5.25%, 11/15/36	(Call 11/15/19)	200	226,378

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series B
5.00%, 11/15/32	(Call 11/15/22)	$2,335	$2,668,882
5.00%, 11/15/43	(Call 11/15/22)	2,250	2,488,630
City of Aurora RB Water Revenue Series A
5.00%, 08/01/39	(Call 08/01/17) (AMBAC)	1,000	1,092,400
Colorado Department of Transportation RB Highway Revenue Tolls Series B
5.00%, 12/15/15	(NPFGC-FGIC)	2,510	2,666,524
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP Lease Non-Terminable
5.25%, 11/01/23	(Call 11/01/18)	500	577,140
Colorado State University Board of Governors RB Enterprise Revenue Series A
5.00%, 03/01/38	(Call 03/01/22) (HERBIP)	500	559,980
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23	(NPFGC-FGIC)	540	689,332
Series B
3.00%, 12/01/29	(Call 12/01/22) (SAW)	1,000	979,530
5.00%, 12/01/31	(Call 12/01/22) (SAW)	2,000	2,344,760
E-470 Public Highway Authority RB Highway Revenue Tolls
Series A
0.00%, 09/01/40		850	247,112
0.00%, 09/01/41		1,000	275,770
Series B
0.00%, 09/01/16	(NPFGC)	765	741,667
0.00%, 09/01/19	(NPFGC)	435	386,149
0.00%, 09/01/20	(NPFGC)	715	615,279
0.00%, 09/01/23	(NPFGC)	165	123,861
0.00%, 09/01/24	(NPFGC)	1,165	831,693
0.00%, 09/01/29	(NPFGC)	2,500	1,369,750

Security		Principal (000s)	Value

Jefferson County School District No. R-1 GO
5.00%, 12/15/18	(SAW)	$500	$584,330
5.00%, 12/15/22	(PR 12/15/14) (AGM)	3,535	3,584,914
5.00%, 12/15/24	(PR 12/15/14) (AGM)	540	547,625
Regional Transportation District COP Lease Renewal Series A
5.38%, 06/01/31	(Call 06/01/20)	500	555,200
Regional Transportation District RB Sales Tax Revenue
Series A
4.50%, 11/01/34	(Call 11/01/17) (AGM)	3,475	3,607,988
5.00%, 11/01/27		1,500	1,866,060
5.00%, 11/01/28		1,500	1,872,135
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	2,000	2,199,360
State of Colorado Building Excellent Schools Today COP Lease Revenue Series G
5.00%, 03/15/32	(Call 03/15/21)	1,000	1,122,500
University of Colorado Regents RB College & University Revenue Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,128,310

			37,123,749
CONNECTICUT — 1.14%
Connecticut State Health & Educational Facility Authority RB College & University Revenue Series A
0.80%, 07/01/48		1,500	1,504,155
State of Connecticut GO
Series A
5.00%, 01/01/15		1,000	1,016,700
5.00%, 01/01/16		4,200	4,465,314
5.00%, 10/15/17		2,000	2,269,720
5.00%, 10/15/21		2,000	2,422,080
5.00%, 10/15/24	(Call 10/15/23)	1,775	2,166,565
5.00%, 02/15/25	(Call 02/15/19)	2,660	3,064,879

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series B
5.00%, 05/01/15		$3,000	$3,098,970
5.00%, 05/01/16		500	538,965
5.00%, 05/15/21		1,000	1,203,850
5.25%, 06/01/20	(AMBAC)	790	953,601
Series C
5.00%, 12/01/15		1,500	1,590,555
5.00%, 06/01/23	(Call 06/01/22)	1,000	1,201,510
5.50%, 12/15/15		275	293,865
Series D
5.00%, 11/01/19		1,000	1,185,370
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,300,860
Series E
4.00%, 09/15/27	(Call 09/15/22)	500	538,415
5.00%, 12/15/16		1,500	1,657,590
5.00%, 12/15/18	(Call 12/15/16)	230	253,892
State of Connecticut ST Fuel Sales Tax Revenue
Series A
5.00%, 10/01/24	(Call 10/01/23)	2,000	2,441,500
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,336,480
State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/17		500	553,945
5.00%, 02/01/19		3,000	3,502,380

			40,561,161
DELAWARE — 0.02%
State of Delaware GO Series 2009C
5.00%, 10/01/16		500	548,620

			548,620
DISTRICT OF COLUMBIA — 1.04%
District of Columbia GO
Series 2013A
5.00%, 06/01/30	(Call 06/01/23)	1,500	1,750,800
Series A
4.50%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	3,600	3,848,292
5.00%, 06/01/29	(Call 06/01/23)	3,000	3,521,940
Series C
5.00%, 06/01/16	(AGM)	1,000	1,081,670

Security		Principal (000s)	Value

District of Columbia RB College & University Revenue
5.25%, 04/01/34	(Call 10/01/18)	$1,000	$1,138,170
District of Columbia RB Income Tax Revenue
Series A
5.00%, 12/01/25	(Call 06/01/20)	1,000	1,167,980
5.00%, 12/01/26	(Call 06/01/20)	500	582,730
5.00%, 12/01/27	(Call 06/01/20)	500	580,315
5.00%, 12/01/31	(Call 06/01/20)	500	571,455
Series C
5.00%, 12/01/24	(Call 12/01/22)	1,000	1,217,450
5.00%, 12/01/30	(Call 12/01/22)	2,000	2,343,140
5.00%, 12/01/35	(Call 12/01/22)	1,000	1,146,820
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,850,000
District of Columbia RB Miscellaneous Revenue
Series A
5.25%, 12/01/34	(Call 12/01/19)	1,370	1,585,104
Series B
5.00%, 12/01/25	(Call 12/01/19)	400	465,428
District of Columbia RB Recreational Revenue Series B-1
5.00%, 02/01/31	(Call 02/01/16) (NPFGC-FGIC)	1,000	1,026,490
District of Columbia Water & Sewer Authority RB Sewer Revenue
Series A
5.50%, 10/01/39	(Call 10/01/18)	1,000	1,131,380
6.00%, 10/01/35	(Call 10/01/18)	500	583,760
District of Columbia Water & Sewer Authority RB Water Revenue
5.50%, 10/01/23	(AGM)	240	295,927
Series A
5.00%, 10/01/44	(Call 10/01/23)	1,165	1,320,376
Metropolitan Washington Airports Authority RB Highway Revenue Tolls
Series A
0.00%, 10/01/37		4,000	1,270,360
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,368,003

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Metropolitan Washington Airports Authority RB Port Airport & Marina Revenue
5.00%, 10/01/53	(Call 04/01/22)	$2,000	$2,097,520
Series A
5.00%, 10/01/35	(Call 10/01/20)	1,000	1,133,830
Series C
5.13%, 10/01/39	(Call 10/01/18)	1,475	1,649,080
Washington D.C. Convention Center Authority RB Miscellaneous Taxes Series A
4.50%, 10/01/30	(Call 10/01/16) (AMBAC)	200	203,666

			36,931,686
FLORIDA — 3.67%
Broward County School Board COP Lease Renewal Series A
5.00%, 07/01/21		1,000	1,172,720
City of Cape Coral RB Water Revenue Series A
5.00%, 10/01/42	(Call 10/01/21) (AGM)	1,000	1,097,370
City of Clearwater RB Water & Sewer Revenue Series A
5.25%, 12/01/39	(Call 12/01/19)	1,000	1,094,850
City of Gainesville RB Multiple Utility Revenue Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	1,250	1,315,437
City of Tallahassee RB Water Revenue
5.00%, 10/01/37	(Call 10/01/17)	1,750	1,929,287
County of Broward RB Port Airport & Marina Revenue
Series O
5.38%, 10/01/29	(Call 10/01/19)	1,560	1,797,198
Series Q-1
5.00%, 10/01/42	(Call 10/01/22)	1,000	1,103,360

Security		Principal (000s)	Value

County of Broward RB Water & Sewer Utility Revenue Series A
5.25%, 10/01/34	(Call 10/01/18)	$500	$563,960
County of Hillsborough School Board COP Lease Appropriation Series A
5.00%, 07/01/29	(Call 07/01/22)	2,500	2,811,550
County of Miami-Dade GO
5.00%, 07/01/41	(Call 07/01/20)	1,000	1,095,690
Series B-1
5.63%, 07/01/38	(Call 07/01/18)	1,000	1,141,050
County of Miami-Dade RB Hotel Occupancy Tax
Series A
5.00%, 10/01/29	(Call 10/01/22)	1,000	1,131,930
Series B
5.00%, 10/01/35	(Call 10/01/22) (AGM)	1,450	1,619,345
County of Miami-Dade RB Miscellaneous Revenue Series B
5.00%, 10/01/35	(Call 10/01/15) (NPFGC)	1,125	1,164,555
County of Miami-Dade RB Port Airport & Marina Revenue
Series A
5.38%, 10/01/35	(Call 10/01/20)	2,000	2,296,660
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,503,960
6.00%, 10/01/38	(Call 10/01/23)	1,000	1,170,220
Series B
5.00%, 10/01/41	(Call 10/01/20)	1,000	1,083,300
County of Miami-Dade RB Water & Sewer Revenue
5.00%, 10/01/39	(Call 10/01/20) (AGM)	3,475	3,891,896
Series B
5.00%, 10/01/14	(AGM)	500	502,180
Series C
5.38%, 10/01/24	(Call 10/01/18)	2,500	2,876,950
County of Palm Beach RB Miscellaneous Revenue
5.00%, 05/01/38	(Call 05/01/18)	3,000	3,320,100

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

County of Seminole RB Water Revenue
5.00%, 10/01/31	(Call 10/01/16)	$600	$641,226
5.00%, 10/01/36	(Call 10/01/16)	2,020	2,157,926
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		2,035	2,116,298
5.00%, 07/01/16		2,040	2,212,543
Florida Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 10/01/31	(Call 10/01/18)	450	499,050
5.25%, 10/01/19		1,000	1,183,850
5.25%, 10/01/21	(Call 10/01/18)	180	202,478
Florida State Board of Education GO
Series A
5.00%, 06/01/16		2,145	2,322,563
5.00%, 06/01/17	(Call 06/01/15) (NPFGC-FGIC)	1,000	1,046,510
5.00%, 06/01/18		500	577,765
5.00%, 06/01/21	(Call 06/01/20)	500	598,380
5.00%, 06/01/22		2,000	2,448,620
5.00%, 07/01/39	(Call 07/01/19)	1,000	1,140,810
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,757,475
5.00%, 06/01/25	(Call 06/01/15) (GTD)	1,455	1,519,908
Series D
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,183,940
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,257,540
5.00%, 06/01/37	(Call 06/01/17)	3,085	3,403,403
Series F
4.00%, 06/01/19		100	113,440
5.00%, 06/01/31	(Call 06/01/21)	1,000	1,150,360
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,000	1,128,060
Florida State Board of Education RB Lottery Revenue Series E
5.00%, 07/01/17		1,590	1,786,619

Security		Principal (000s)	Value

Florida State Board of Education RB Miscellaneous Revenue Series E
5.00%, 07/01/20		$1,000	$1,194,970
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/32	(Call 07/01/17)	1,000	1,103,390
Series B
5.00%, 07/01/16		2,000	2,170,300
Florida State Department of Transportation RB Transit Revenue Series A
4.75%, 07/01/31	(Call 07/01/16) (NPFGC)	350	372,040
JEA Electric System RB Electric Revenue
Series Three 2010D
5.00%, 10/01/38	(Call 04/01/20)	2,500	2,809,300
Series Three 2012B
5.00%, 10/01/39	(Call 10/01/21)	2,000	2,202,660
JEA St. Johns River Power Park System RB Electric Power & Light Revenues
Series 21
5.00%, 10/01/20	(Call 04/01/15) (NPFGC)	500	514,165
Series 23
5.00%, 10/01/15		200	210,514
5.00%, 10/01/18		500	579,810
JEA Water & Sewer System RB Water Revenue Series A
5.00%, 10/01/31	(Call 04/01/21)	1,000	1,133,560
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/39	(Call 07/01/16) (AMBAC)	1,000	1,056,950
Series A
5.00%, 07/01/35	(Call 07/01/20) (AGM)	975	1,048,388

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

5.00%, 07/01/40	(Call 07/01/20)	$2,000	$2,137,480
Miami-Dade County School Board COP Lease Appropriation Series A
4.00%, 08/01/29	(Call 08/01/22)	1,000	1,027,470
Miami-Dade County School Board COP Lease Renewal
Series A
5.25%, 02/01/27	(Call 02/01/19) (AGM)	2,690	2,951,199
Series B
5.25%, 05/01/31	(Call 05/01/18) (AGM)	2,250	2,489,670
Miami-Dade County School Board GO
5.00%, 03/15/43	(Call 03/15/23)	2,000	2,204,340
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/42	(Call 07/01/22)	4,250	4,698,885
Orange County School Board COP Lease Appropriation Series A
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	2,500	2,711,650
Orlando Utilities Commission RB Multiple Utility Revenue
5.00%, 10/01/18	(Call 10/01/16)	1,500	1,644,075
Orlando Utilities Commission RB Water Revenue
Series A
5.00%, 10/01/22		1,000	1,224,270
5.00%, 10/01/25		1,500	1,875,210
Series B
5.00%, 10/01/33	(Call 04/01/19)	500	565,690
Orlando-Orange County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/22		500	601,295
Series A
5.00%, 07/01/35	(Call 07/01/20)	2,000	2,172,500
5.00%, 07/01/40	(Call 07/01/20)	2,500	2,699,100

Security		Principal (000s)	Value

Palm Beach County School District COP Lease Appropriation Series C
4.50%, 08/01/27	(Call 08/01/17) (AMBAC)	$300	$322,983
Palm Beach County School District COP Lease Renewal Series E
5.00%, 08/01/32	(Call 08/01/17) (NPFGC)	500	544,855
Palm Beach County Solid Waste Authority RB Resource Recovery Revenue
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,180,320
5.00%, 10/01/31	(Call 10/01/21)	2,890	3,330,783
5.50%, 10/01/22	(Call 10/01/19) (BHAC)	220	262,137
Reedy Creek Improvement District RB Property Tax Series A
5.00%, 06/01/38	(Call 06/01/23)	1,000	1,108,250
State of Florida GO
Series A
5.00%, 06/01/17		1,360	1,525,730
5.00%, 06/01/18		2,000	2,311,060
Tampa Bay Water RB Utility System Revenue
5.00%, 10/01/38	(Call 10/01/18)	2,000	2,239,640
Series A
5.00%, 10/01/16		500	548,180
Series B
5.00%, 10/01/19		1,000	1,185,390
Tampa-Hillsborough County Expressway Authority RB Highway Revenue Tolls Series A
5.00%, 07/01/37	(Call 07/01/22)	2,000	2,189,660

			130,280,201
GEORGIA — 2.41%
Augusta Georgia RB Water & Sewer Revenue
5.25%, 10/01/39	(Call 10/01/14) (AGM)	1,900	1,907,676

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

City of Atlanta Department of Aviation RB Port Airport & Marina Revenue Series 2014A
5.00%, 01/01/29	(Call 01/01/24)	$1,000	$1,162,690
City of Atlanta RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/19		1,125	1,309,860
5.00%, 01/01/21		1,000	1,186,910
Series B
5.00%, 01/01/18		1,185	1,350,746
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,160,510
5.00%, 01/01/37	(Call 01/01/22)	1,345	1,491,968
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,103,790
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	2,086,395
City of Atlanta RB Water & Wastewater Revenue
Series A
5.50%, 11/01/15	(NPFGC-FGIC)	500	531,130
5.50%, 11/01/18	(NPFGC-FGIC)	100	118,264
6.00%, 11/01/26	(Call 11/01/19)	1,000	1,217,240
6.00%, 11/01/27	(Call 11/01/19)	1,000	1,213,370
6.00%, 11/01/28	(Call 11/01/19)	2,320	2,800,750
6.25%, 11/01/39	(Call 11/01/19)	2,750	3,251,435
County of DeKalb RB Water & Sewerage Revenue Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	2,190	2,627,343
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/18	(AGM)	1,000	1,149,920
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/16		2,000	2,160,760
5.00%, 06/01/17		2,000	2,235,540
5.00%, 06/01/19		1,300	1,524,913

Security		Principal (000s)	Value

Gwinnett County School District GO
Series A
4.00%, 10/01/15		$1,600	$1,667,168
4.00%, 10/01/16		1,010	1,087,204
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/27	(Call 07/01/17) (AGM)	25	27,501
5.00%, 07/01/28	(Call 07/01/17) (AGM)	950	1,039,975
5.00%, 07/01/37	(Call 07/01/17) (AGM)	4,400	4,796,220
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series A
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,169,110
5.25%, 01/01/17		500	555,900
Series D
5.75%, 01/01/19	(Call 07/01/18)	3,315	3,900,230
5.75%, 01/01/20	(Call 07/01/18)	500	588,270
Municipal Gas Authority of Georgia RB Natural Gas Revenue
4.00%, 10/01/16		2,000	2,149,620
Private Colleges & Universities Authority RB College & University Revenue Series A
5.00%, 10/01/43	(Call 10/01/23)	2,000	2,280,220
State of Georgia GO
5.00%, 07/01/17	(Call 07/01/15)	1,000	1,040,730
5.00%, 10/01/17	(Call 10/01/16)	2,500	2,738,575
Series A
5.00%, 07/01/16		1,000	1,086,310
5.00%, 07/01/28	(Call 07/01/22)	1,000	1,196,990
Series A-1
5.00%, 02/01/16		2,000	2,135,320
5.00%, 02/01/21		2,800	3,398,752
Series A-2
5.00%, 02/01/25	(Call 02/01/24)	2,000	2,494,400
Series B
5.00%, 07/01/15		1,000	1,041,080

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

5.00%, 07/01/18	(Call 07/01/15)	$1,215	$1,264,378
5.00%, 07/01/19	(Call 07/01/15)	1,000	1,040,510
5.00%, 01/01/20	(Call 01/01/19)	2,500	2,924,700
5.00%, 01/01/24	(Call 01/01/19)	1,000	1,163,400
Series C
4.00%, 10/01/23	(Call 10/01/22)	2,000	2,300,560
5.00%, 07/01/20	(Call 07/01/17)	2,000	2,248,900
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,165,110
Series E-2
4.00%, 09/01/16		1,000	1,073,640
4.00%, 09/01/18		1,200	1,350,876
4.50%, 09/01/15		800	835,144
Series I
5.00%, 07/01/18		1,000	1,160,110
5.00%, 07/01/20		2,600	3,133,546

			85,645,659
HAWAII — 0.79%
City & County of Honolulu RB Wastewater Revenue
Series A
5.00%, 07/01/36	(Call 07/01/16) (NPFGC)	2,800	2,965,732
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,118,730
State of Hawaii GO
Series DG
5.00%, 07/01/15	(AMBAC)	1,200	1,249,188
Series DJ
5.00%, 04/01/25	(Call 04/01/17) (AMBAC)	1,000	1,104,770
Series DQ
5.00%, 06/01/22	(Call 06/01/19)	500	585,825
Series DY
5.00%, 02/01/18		1,000	1,146,170
5.00%, 02/01/19		2,130	2,498,767
Series DZ
5.00%, 12/01/20		750	906,570
5.00%, 12/01/23	(Call 12/01/21)	1,000	1,207,130
5.00%, 12/01/25	(Call 12/01/21)	2,000	2,403,760
5.00%, 12/01/28	(Call 12/01/21)	500	592,880
5.00%, 12/01/30	(Call 12/01/21)	750	883,402
5.00%, 12/01/31	(Call 12/01/21)	1,500	1,755,390
Series EA
5.00%, 12/01/20		500	604,380

Security		Principal (000s)	Value

Series EE
5.00%, 11/01/29	(Call 11/01/22)	$1,300	$1,524,146
Series EF
5.00%, 11/01/17		1,500	1,706,715
5.00%, 11/01/22		1,000	1,230,460
Series EH
5.00%, 08/01/33	(Call 08/01/23)	500	577,760
State of Hawaii RB Port Airport & Marina Revenue Series A
5.00%, 07/01/39	(Call 07/01/20)	3,700	4,000,773

			28,062,548
ILLINOIS — 5.36%
Chicago Board of Education COP Lease Non-Terminable Series A
6.00%, 01/01/20	(NPFGC, GOI)	1,000	1,121,910
Chicago Board of Education GO
Series A
5.00%, 12/01/41	(Call 12/01/21)	2,800	2,838,892
5.00%, 12/01/42	(Call 12/01/22)	2,000	2,029,580
5.50%, 12/01/26	(NPFGC-FGIC)	1,000	1,180,700
Series C
5.00%, 12/01/27	(Call 12/01/18) (AGM)	3,600	3,882,492
5.25%, 12/01/26	(Call 12/01/18)	145	151,828
Series F
5.00%, 12/01/31	(Call 12/01/20)	525	540,293
Chicago Park District GO Series C
5.25%, 01/01/40	(Call 01/01/21)	1,000	1,079,200
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/19	(PR 12/01/16) (AMBAC)	55	60,703
5.00%, 06/01/19	(Call 12/01/16) (AMBAC)	270	291,063
Chicago Transit Authority RB Sales Tax Revenue
5.00%, 12/01/44	(Call 12/01/24) (AGM)	1,000	1,107,350
5.25%, 12/01/49	(Call 12/01/24)	2,500	2,778,550

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

City of Chicago GO
Series A
5.00%, 01/01/15	(AGM)	$500	$508,195
5.00%, 01/01/24	(Call 01/01/16) (AGM)	2,500	2,586,400
5.00%, 01/01/26	(Call 01/01/20) (AGM)	1,000	1,066,400
5.00%, 01/01/27	(Call 01/01/20) (AGM)	1,020	1,082,138
5.00%, 01/01/29	(Call 01/01/17) (NPFGC-FGIC)	900	931,248
5.00%, 01/01/33	(Call 01/01/22)	1,750	1,810,707
5.00%, 01/01/35	(Call 01/01/24)	2,000	2,073,900
5.00%, 01/01/40	(Call 01/01/21)	1,000	1,018,960
City of Chicago RB Midway Airport Revenue Series 2014B
5.00%, 01/01/35	(Call 01/01/24)	2,000	2,201,960
City of Chicago RB Port Airport & Marina Revenue
5.75%, 01/01/43	(Call 01/01/23)	1,000	1,113,990
Series A
5.00%, 01/01/21	(Call 01/01/16) (AMBAC)	500	529,430
5.00%, 01/01/33	(Call 01/01/16) (NPFGC-FGIC)	1,500	1,559,325
5.00%, 01/01/38	(Call 01/01/18) (AGM)	500	523,900
5.75%, 01/01/39	(Call 01/01/21)	500	570,140
Series B
5.00%, 01/01/19	(Call 01/01/17) (AGM)	1,270	1,397,076
5.00%, 01/01/20	(Call 01/01/17) (AGM)	510	560,908
5.25%, 01/01/15	(NPFGC-FGIC)	510	518,772
5.25%, 01/01/17	(NPFGC)	1,050	1,162,959
5.25%, 01/01/18	(NPFGC)	820	936,473
Series C
5.25%, 01/01/35	(Call 01/01/20) (AGM)	3,500	3,799,285
6.50%, 01/01/41	(Call 01/01/21)	1,560	1,882,936
Series D
5.00%, 01/01/44	(Call 01/01/23)	1,685	1,800,928

Security		Principal (000s)	Value

Series F
5.00%, 01/01/35	(Call 01/01/20)	$1,000	$1,061,910
5.00%, 01/01/40	(Call 01/01/20)	610	645,642
City of Chicago RB Sales Tax Revenue Series A
5.00%, 01/01/41	(Call 01/01/22)	2,000	2,110,380
City of Chicago RB Sewer Revenue
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,060,390
City of Chicago RB Water Revenue
5.00%, 11/01/42	(Call 11/01/22)	2,500	2,658,325
5.25%, 11/01/38	(Call 11/01/18)	1,000	1,086,490
County of Cook GO
5.25%, 12/01/43	(Call 12/01/23)	1,075	1,184,145
Series A
4.75%, 11/15/30	(Call 05/15/16) (AMBAC)	500	513,465
4.75%, 11/15/31	(Call 05/15/16) (AMBAC)	535	548,766
5.00%, 11/15/19		500	577,150
5.00%, 11/15/26	(Call 05/15/16) (AMBAC)	1,575	1,632,944
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,151,290
5.25%, 11/15/28	(Call 11/15/21)	500	562,090
Series B
5.00%, 11/15/29	(PR 11/15/14) (NPFGC)	765	772,880
Series C
5.00%, 11/15/29	(Call 11/15/22)	1,250	1,400,737
Illinois Finance Authority RB College & University Revenue
Series A
5.00%, 10/01/38	(Call 10/01/24)	1,000	1,139,320
5.25%, 10/01/52	(Call 04/01/23)	1,000	1,121,330
Illinois Municipal Electric Agency RB Electric Power & Light Revenues
Series 2006
5.00%, 02/01/31	(Call 02/01/16) (NPFGC)	1,000	1,041,900
Series A
5.00%, 02/01/35	(Call 02/01/17) (NPFGC-FGIC)	2,700	2,887,380

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.00%, 12/01/19		$2,250	$2,670,457
5.00%, 01/01/21	(PR 07/01/15) (AGM)	1,000	1,040,640
5.00%, 01/01/22	(PR 07/01/15) (AGM)	500	520,320
5.00%, 12/01/22		1,000	1,211,400
5.00%, 01/01/23	(PR 07/01/15) (AGM)	1,225	1,274,784
5.00%, 01/01/38	(Call 01/01/23)	1,000	1,108,390
Series A-1
5.00%, 01/01/23	(Call 07/01/16) (AGM)	50	53,929
5.00%, 01/01/24	(Call 07/01/16) (AGM)	2,700	2,903,904
5.00%, 01/01/26	(PR 07/01/16) (AGM)	6,970	7,562,171
5.00%, 01/01/28	(Call 01/01/20)	1,000	1,124,610
5.00%, 01/01/31	(Call 01/01/20)	700	782,481
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	2,800	3,037,888
5.00%, 01/01/28	(PR 07/01/16) (AGM)	1,800	1,952,928
5.00%, 01/01/31	(PR 07/01/16) (AGM)	7,030	7,627,269
Series B
5.00%, 12/01/17		1,000	1,139,360
5.00%, 01/01/37	(Call 01/01/24)	2,500	2,804,900
5.50%, 01/01/33	(Call 01/01/18)	1,000	1,111,440
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 12/15/15	(NPFGC)	470	465,046
0.00%, 12/15/22	(NPFGC)	340	260,994
5.50%, 06/15/29	(NPFGC-FGIC)	2,000	2,362,460
Metropolitan Pier & Exposition Authority RB Port Airport & Marina Revenue
Series B
0.00%, 12/15/51		8,800	1,330,912
5.00%, 12/15/22	(Call 06/15/17)	1,000	1,097,320

Security		Principal (000s)	Value

Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
0.00%, 06/15/28	(NPFGC)	$1,295	$736,104
Series A
0.00%, 06/15/31	(NPFGC)	1,035	501,592
0.00%, 12/15/34	(NPFGC)	3,000	1,175,580
0.00%, 06/15/36	(NPFGC)	2,800	1,010,800
0.00%, 06/15/37	(NPFGC)	415	142,972
0.00%, 06/15/40	(NPFGC)	3,500	1,024,520
5.50%, 06/15/50	(Call 06/15/20)	2,000	2,183,920
Series B
0.00%, 06/15/26	(AGM)	2,000	1,279,200
0.00%, 06/15/27	(AGM)	1,000	599,730
0.00%, 06/15/43	(AGM)	2,000	496,200
0.00%, 06/15/45	(AGM)	500	111,930
0.00%, 06/15/46	(AGM)	1,600	340,128
5.00%, 06/15/50	(Call 06/15/20)	1,500	1,578,390
5.25%, 06/15/50	(Call 06/15/20)	1,500	1,604,835
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26	(Call 06/01/16)	1,000	1,070,730
5.00%, 12/01/27	(Call 06/01/16)	875	936,092
5.00%, 12/01/29	(Call 06/01/16)	1,350	1,435,293
5.00%, 12/01/35	(PR 12/01/16)	2,040	2,251,528
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	803,919
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,500	1,655,535
Series B
5.00%, 12/01/32	(Call 12/01/21)	1,000	1,125,330
Series C
5.25%, 12/01/32		780	983,588
Northern Illinois Municipal Power Agency RB Electric Power & Light Revenues Series A
5.00%, 01/01/42	(Call 01/01/18) (NPFGC)	355	380,986
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/21	(AGM)	500	614,995
5.75%, 06/01/23	(AGM)	1,000	1,251,660

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

State of Illinois GO
3.00%, 02/01/16		$1,000	$1,028,140
5.00%, 01/01/15		3,590	3,644,353
5.00%, 01/01/17	(AGM)	1,500	1,629,960
5.00%, 07/01/19		1,000	1,121,000
5.00%, 08/01/19		2,050	2,300,038
5.00%, 01/01/20	(AGM)	500	566,640
5.00%, 05/01/20		3,000	3,360,600
5.00%, 08/01/21		2,000	2,235,740
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,625,355
5.00%, 08/01/22		580	645,105
5.00%, 02/01/24		2,500	2,775,900
5.00%, 08/01/24	(Call 08/01/22)	2,000	2,183,880
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,046,790
5.00%, 02/01/39	(Call 02/01/24)	1,500	1,555,860
5.25%, 07/01/29	(Call 07/01/23)	2,000	2,176,720
5.50%, 07/01/27	(Call 07/01/23)	660	737,240
5.50%, 07/01/38	(Call 07/01/23)	1,000	1,082,050
Series A
5.00%, 06/01/16		100	106,854
5.00%, 03/01/34	(Call 09/29/14)	4,985	5,004,990
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/15		1,000	1,038,660
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,655,475
5.00%, 12/15/17	(Call 12/15/16)	500	551,085
5.00%, 12/15/18	(Call 06/15/16)	500	539,440
5.00%, 12/15/19	(Call 06/15/15)	2,000	2,074,220
State of Illinois RB Miscellaneous Revenue Series A
5.00%, 12/15/15		1,000	1,062,350
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/15		1,000	1,030,720
5.00%, 06/15/15		300	311,598
5.00%, 06/15/17		2,000	2,245,200
5.00%, 06/15/19		500	587,000
5.00%, 06/15/26	(Call 06/15/23)	1,500	1,756,905
Series B
5.25%, 06/15/34	(Call 06/15/19)	2,000	2,245,600

Security		Principal (000s)	Value

Village of Schaumburg GO
Series B
5.00%, 12/01/38	(PR 12/01/14) (NPFGC)	$1,005	$1,017,502
5.25%, 12/01/34	(PR 12/01/14) (NPFGC-FGIC)	645	653,437

			190,190,692
INDIANA — 0.62%
Indiana Finance Authority RB Lease Appropriation
Series A
4.50%, 12/01/23	(Call 12/01/16) (NPFGC-FGIC)	1,000	1,080,890
4.50%, 12/01/24	(Call 12/01/16) (NPFGC-FGIC)	4,450	4,804,754
Indiana Finance Authority RB Miscellaneous Revenue
5.00%, 02/01/32	(Call 02/01/23)	1,000	1,162,390
Series A
5.25%, 02/01/17		705	786,385
Indiana Finance Authority RB Sewer Revenue
Series A
5.00%, 10/01/44	(Call 10/01/24)	2,000	2,229,680
Series B
5.00%, 10/01/41	(Call 10/01/21)	1,000	1,097,370
Indiana Finance Authority RB Water Revenue Series A
5.00%, 02/01/20		1,000	1,192,600
Indiana Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/37	(Call 01/01/17) (NPFGC)	500	535,400
5.00%, 01/01/42	(Call 01/01/17) (NPFGC)	1,500	1,606,200
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	1,500	1,708,575
5.75%, 01/01/38	(Call 01/01/19)	5,000	5,626,800

			21,831,044

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

IOWA — 0.02%
State of Iowa RB General Fund Revenue Series A
5.00%, 06/01/27	(Call 06/01/19)	$500	$577,975

			577,975
KANSAS — 0.14%
Kansas Development Finance Authority RB Miscellaneous Revenue
5.00%, 03/01/21	(Call 03/01/20)	450	532,692
Kansas State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 09/01/16		1,700	1,858,797
State of Kansas Department of Transportation RB Fuel Sales Tax Revenue Series A
5.00%, 09/01/27	(Call 09/01/24)	2,000	2,462,080

			4,853,569
KENTUCKY — 0.33%
Kentucky Asset Liability Commission RB Appropriations First Series A
5.00%, 09/01/26	(Call 09/01/24)	1,000	1,193,060
Kentucky Asset Liability Commission RB Miscellaneous Revenue First Series
5.25%, 09/01/18	(NPFGC)	320	372,211
Kentucky Public Transportation Infrastructure Authority RB Highway Revenue Tolls
5.00%, 07/01/17		1,000	1,109,880
5.75%, 07/01/49	(Call 07/01/23)	1,000	1,137,240
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.25%, 10/01/14	(AGM)	2,000	2,009,100

Security		Principal (000s)	Value

Kentucky State Property & Buildings Commission RB Lease Renewal
5.00%, 11/01/20	(Call 11/01/18)	$1,600	$1,843,328
5.38%, 11/01/23	(Call 11/01/18)	1,000	1,165,950
Series A
5.00%, 08/01/19		1,000	1,173,050
Louisville & Jefferson County Metropolitan Sewer District RB Sewer Revenue
Series A
5.00%, 05/15/30	(Call 11/15/21)	500	574,875
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,130,860

			11,709,554
LOUISIANA — 0.96%
City of New Orleans RB Water Revenue
5.00%, 12/01/44	(Call 12/01/24)	1,000	1,090,420
City of New Orleans Sewerage Service Revenue RB Sewer Revenue
5.00%, 06/01/44	(Call 06/01/24)	1,000	1,099,570
East Baton Rouge Sewerage Commission RB Sewer Revenue Series A
5.25%, 02/01/39	(Call 02/01/19)	1,000	1,120,660
Louisiana Local Government Environmental Facilities & Community Development Authority RB Sewer Revenue
Series 2014A
5.00%, 02/01/44	(Call 02/01/24)	2,000	2,225,380
Series A
4.00%, 02/01/48	(Call 02/01/23)	1,000	1,013,500
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.00%, 06/01/15	(AMBAC)	425	440,168
5.00%, 06/01/16	(AMBAC)	275	296,247
5.00%, 06/01/17	(Call 06/01/16) (AMBAC)	370	396,592
5.00%, 06/01/18	(Call 06/01/16) (AMBAC)	600	643,308

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

5.00%, 06/01/21	(Call 06/01/16) (AMBAC)	$1,000	$1,068,010
5.00%, 06/01/22	(Call 06/01/16) (AMBAC)	500	533,025
St. Tammany Parish Sales Tax District No. 3
4.00%, 06/01/20		25	28,207
State of Louisiana GO
Series A
4.00%, 02/01/29	(Call 02/01/24)	1,000	1,086,660
4.00%, 08/01/31	(Call 08/01/22)	1,000	1,072,220
5.00%, 08/01/15	(NPFGC)	2,230	2,330,774
5.00%, 08/01/18	(Call 08/01/15) (NPFGC)	450	470,133
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,377,000
5.00%, 02/01/28	(Call 02/01/24)	1,000	1,203,960
5.25%, 08/01/16	(Call 08/01/15) (NPFGC)	1,000	1,047,050
Series C
5.00%, 07/15/21		1,000	1,215,760
5.00%, 07/15/24	(Call 07/15/22)	1,000	1,207,730
State of Louisiana RB Fuel Sales Tax Revenue
Series A
5.00%, 05/01/31	(PR 05/01/16) (AGM)	710	765,827
5.00%, 05/01/41	(Call 05/01/16) (NPFGC-FGIC)	750	793,770
Series A-1
4.00%, 05/01/35	(Call 05/01/22)	1,000	1,040,870
5.00%, 05/01/24	(Call 05/01/22)	1,000	1,199,000
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,189,670
Series B
5.00%, 05/01/34	(Call 05/01/20)	1,915	2,173,908
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,154,080
5.00%, 05/01/45	(Call 05/01/20)	3,250	3,629,437

			33,912,936
MARYLAND — 1.89%
City of Baltimore RB Water Revenue
Series A
5.00%, 07/01/43	(Call 01/01/24)	1,000	1,134,770

Security		Principal (000s)	Value

County of Montgomery GO
Series A
5.00%, 07/01/15		$500	$520,540
5.00%, 07/01/21		500	610,805
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 02/15/23	(Call 02/15/18)	2,500	2,827,575
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16		2,500	2,697,300
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/17		1,000	1,111,220
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,226,500
State of Maryland GO
4.00%, 08/15/21		2,100	2,428,986
4.00%, 08/15/22		1,000	1,161,630
4.50%, 08/01/20		1,000	1,175,430
5.00%, 03/01/16		1,500	1,607,160
5.00%, 02/15/17	(PR 02/15/15)	260	265,860
5.00%, 08/01/18		1,300	1,511,393
5.00%, 03/01/19		4,025	4,738,592
5.00%, 08/01/19		1,000	1,187,920
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,485,725
First Series
5.00%, 03/15/17		450	501,687
5.00%, 03/15/18	(PR 03/15/17)	1,060	1,183,193
5.00%, 03/15/21	(PR 03/15/17)	2,225	2,483,590
5.00%, 03/15/22	(PR 03/15/17)	1,390	1,551,546
First Series A
5.25%, 03/01/16		400	430,080
First Series C
4.00%, 08/15/16		2,000	2,144,300
Second Series
5.00%, 08/01/15		1,500	1,567,545
5.00%, 08/01/16		500	544,990
Second Series A
5.00%, 08/01/17	(PR 08/01/15)	1,410	1,473,013

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Second Series B
5.00%, 08/01/17		$2,050	$2,314,922
5.00%, 03/15/22	(PR 03/15/19)	2,000	2,358,600
5.00%, 08/01/24	(Call 08/01/22)	2,000	2,443,280
Second Series C
5.00%, 11/01/16		540	594,448
Second Series E
5.00%, 08/01/19		1,000	1,187,920
Series A
5.00%, 08/01/16	(PR 08/01/15)	210	219,385
Series B
4.00%, 08/01/27	(Call 08/01/22)	2,000	2,217,780
5.00%, 08/01/17		1,000	1,129,230
Series C
5.00%, 11/01/17		2,700	3,073,896
5.00%, 11/01/18		2,000	2,339,720
5.00%, 03/01/20	(PR 03/01/19)	1,120	1,319,640
5.00%, 08/01/21		3,000	3,669,150
5.00%, 08/01/23		1,500	1,874,835
Series E
5.00%, 08/01/15		1,700	1,776,551
Third Series C
5.00%, 11/01/19		1,500	1,790,760

			66,881,467
MASSACHUSETTS — 4.83%
Commonwealth of Massachusetts GO
Series A
5.00%, 03/01/21	(PR 03/01/15) (AGM)	1,750	1,793,032
5.00%, 03/01/22	(PR 03/01/15)	850	870,902
5.00%, 03/01/24	(PR 03/01/15) (AGM)	500	512,295
5.00%, 03/01/25	(PR 03/01/15)	840	860,656
5.00%, 09/01/28	(Call 09/01/18)	4,410	5,038,645
5.00%, 03/01/34	(Call 03/01/19)	460	520,669
5.00%, 03/01/39	(Call 03/01/19)	1,975	2,223,672
Series B
5.00%, 11/01/15		1,100	1,162,898
5.25%, 09/01/23	(AGM)	215	271,986
5.25%, 09/01/24	(AGM)	1,800	2,292,480
Series C
5.00%, 09/01/22	(PR 09/01/15)	625	655,400
5.50%, 12/01/17	(AGM)	600	693,336

Security		Principal (000s)	Value

5.50%, 12/01/22	(AGM)	$1,000	$1,273,820
5.50%, 12/01/22	(AMBAC)	1,300	1,655,966
5.50%, 12/01/23	(AMBAC)	900	1,163,448
Series D
5.00%, 08/01/22	(PR 08/01/16)	200	217,914
5.50%, 10/01/16		2,450	2,713,718
5.50%, 10/01/18		400	474,140
5.50%, 10/01/19	(AMBAC)	1,355	1,647,368
Series E
5.00%, 11/01/25	(AMBAC)	2,115	2,646,288
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/21		600	741,852
5.50%, 08/01/30	(AMBAC)	2,100	2,782,752
Series B
5.00%, 08/01/15		1,500	1,567,785
5.25%, 08/01/16	(AGM)	2,135	2,337,313
5.25%, 08/01/20		845	1,029,311
5.25%, 08/01/21		425	525,479
5.25%, 08/01/21	(AGM)	1,200	1,483,704
5.25%, 08/01/22		1,100	1,373,504
Series C
5.00%, 09/01/25	(PR 09/01/15)	700	734,048
5.25%, 08/01/25	(Call 08/01/17) (AGM)	3,300	3,700,521
5.50%, 11/01/14	(NPFGC-FGIC)	3,000	3,028,290
5.50%, 11/01/15	(GOI)	4,250	4,517,920
Series D
4.75%, 08/01/24	(PR 08/01/16)	1,000	1,084,790
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,201,740
5.00%, 08/01/33	(Call 08/01/21)	6,450	7,411,566
5.50%, 08/01/17		1,000	1,140,830
5.50%, 10/01/17		1,050	1,205,642
Series E
4.50%, 08/01/43	(Call 08/01/21)	2,075	2,193,690
5.00%, 12/01/15		1,050	1,114,218
5.00%, 08/01/35	(Call 08/01/21)	1,650	1,885,867
5.00%, 08/01/39	(Call 08/01/21)	2,500	2,832,100
5.00%, 08/01/40	(Call 08/01/21)	2,165	2,451,148
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.50%, 06/01/16	(AGM)	1,000	1,090,420

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Commonwealth of Massachusetts RB Hotel Occupancy Tax
5.50%, 01/01/30	(NPFGC-FGIC)	$1,110	$1,405,116
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	1,926,300
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/14	(AGM)	1,875	1,902,206
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
5.25%, 07/01/28		1,450	1,873,588
Series A
5.00%, 07/01/28		130	164,246
5.00%, 07/01/31	(PR 07/01/15)	900	936,657
5.00%, 07/01/31		3,070	3,839,802
5.25%, 07/01/21		765	943,536
5.25%, 07/01/30		3,635	4,659,961
Series B
5.00%, 07/01/15		275	286,297
5.25%, 07/01/17		600	679,140
5.25%, 07/01/19		1,395	1,668,518
5.25%, 07/01/21		1,400	1,726,732
Series C
5.00%, 07/01/31	(PR 07/01/18)	1,000	1,160,930
5.00%, 07/01/34	(PR 07/01/18)	2,450	2,844,278
5.50%, 07/01/15		1,000	1,045,270
5.50%, 07/01/16		1,290	1,414,175
5.50%, 07/01/17	(ETM)	10	11,411
Massachusetts Bay Transportation Authority RB Transit Revenue Series B
5.25%, 07/01/21		200	246,676
Massachusetts Municipal Wholesale Electric Co. RB Nuclear Revenue Series A
5.00%, 07/01/15		1,775	1,847,296
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
4.50%, 08/15/35	(Call 08/15/17) (AMBAC)	3,000	3,098,160
5.00%, 08/15/17	(PR 08/15/15) (AGM)	1,000	1,046,640
5.00%, 08/15/21	(PR 08/15/15) (AGM)	2,000	2,093,280

Security		Principal (000s)	Value

5.00%, 08/15/26	(Call 08/15/22)	$1,000	$1,207,310
5.00%, 08/15/30	(PR 08/15/15) (AGM)	4,800	5,023,872
5.00%, 08/15/30	(Call 08/15/15) (AGM)	200	208,180
5.00%, 08/15/37	(Call 08/15/17) (AMBAC)	2,850	3,115,620
5.00%, 05/15/43	(Call 05/15/23)	2,500	2,843,700
Series B
5.00%, 08/15/19		2,000	2,374,580
5.00%, 10/15/19		1,000	1,191,190
5.00%, 10/15/21		1,035	1,262,421
5.00%, 08/15/28	(Call 08/15/22)	1,000	1,183,710
5.00%, 08/15/30	(Call 08/15/22)	4,000	4,683,160
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,153,800
5.00%, 10/15/41	(Call 10/15/21)	2,750	3,128,290
Massachusetts State College Building Authority RB College & University Revenue Series B
5.00%, 05/01/43	(Call 05/01/22)	750	837,923
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/18		720	819,425
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,406,137
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,092,790
Massachusetts State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 01/01/28	(NPFGC)	1,000	660,820
5.00%, 01/01/20	(ETM)	265	296,811
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue
5.00%, 08/01/20		2,000	2,413,800
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.00%, 08/01/26		2,000	2,550,060
5.25%, 08/01/19		1,500	1,799,820
5.25%, 08/01/21		500	619,690

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series A
5.25%, 08/01/15		$1,880	$1,968,980
5.25%, 08/01/19		1,000	1,199,880
Massachusetts Water Resources Authority RB General Revenue
Series J
5.25%, 08/01/16		1,365	1,494,730
5.25%, 08/01/17	(AGM)	500	567,685
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.00%, 08/01/40	(Call 08/01/20) (GOI)	1,700	1,887,085
Series B
5.00%, 08/01/21	(Call 08/01/19) (GOI)	500	588,385
5.00%, 08/01/36	(Call 08/01/21) (GOI)	1,000	1,142,950
5.00%, 08/01/39	(Call 08/01/19) (GOI)	1,445	1,637,806
5.25%, 08/01/23	(AGM)	1,000	1,263,740
5.25%, 08/01/28	(AGM)	1,000	1,281,400
5.25%, 08/01/31	(AGM)	800	1,021,480
Series C
5.25%, 08/01/42	(Call 08/01/21) (GOI)	1,000	1,147,750
Metropolitan Boston Transit Parking Corp. RB Auto Parking Revenue
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,307,180

			171,325,498
MICHIGAN — 1.11%
City of Detroit GOL
5.00%, 11/01/30	(Call 11/01/20)	1,000	1,061,460
Detroit City School District GO
Series A
5.00%, 05/01/15	(AGM)	185	190,019
5.25%, 05/01/30	(AGM)	2,500	2,951,025
Michigan Finance Authority RB Miscellaneous Revenue
5.00%, 07/01/20	(Call 07/01/19)	4,500	5,298,030
5.00%, 07/01/22	(Call 07/01/16)	2,000	2,166,280
Series A
5.00%, 07/01/15		2,875	2,992,846
5.00%, 01/01/16		1,000	1,063,870

Security		Principal (000s)	Value

5.00%, 01/01/17		$975	$1,077,853
5.00%, 07/01/18		2,000	2,312,800
Series B
5.00%, 01/01/22	(Call 01/01/18)	1,780	2,013,216
Michigan Finance Authority RB Water & Sewer Revenue
Series C-3
5.00%, 07/01/24		1,000	1,139,090
5.00%, 07/01/32		1,000	1,074,730
Series D1
5.00%, 07/01/22		1,000	1,150,800
Series D2
5.00%, 07/01/26		1,000	1,102,010
Michigan State Building Authority RB Lease Appropriation Series I
5.00%, 10/15/29	(Call 10/15/23)	1,000	1,126,290
Michigan State Building Authority RB Lease Revenue
0.00%, 10/15/30	(Call 10/15/16) (NPFGC-FGIC)	500	230,410
Series I
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,650	1,712,486
Series IA
5.00%, 10/15/32	(Call 10/15/16) (NPFGC-FGIC)	1,270	1,351,318
Series II
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,000	1,037,870
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,257,540
State of Michigan GO
5.50%, 12/01/14		2,025	2,053,147
Series A
5.00%, 05/01/17		200	223,086
5.00%, 05/01/19	(Call 05/01/18)	230	264,433
5.00%, 11/01/20	(Call 11/01/18)	760	864,401
5.25%, 11/01/22	(Call 11/01/18)	200	232,088
State of Michigan RB Federal Grant Revenue
5.25%, 09/15/20	(Call 09/15/17) (AGM)	310	349,922

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

State of Michigan RB Transit Revenue
5.00%, 11/01/20	(Call 11/01/19)	$1,600	$1,873,856
State of Michigan RB Trunk Line Revenue
Series B
5.00%, 09/01/15	(AGM)	250	262,135

			39,433,011
MINNESOTA — 0.85%
Minneapolis-St. Paul Metropolitan Airports Commission RB Port Airport & Marina Revenue
Series B
4.50%, 01/01/32	(Call 01/01/17) (NPFGC-FGIC)	1,000	1,056,590
Minnesota Public Facilities Authority RB Water Revenue
Series A
5.00%, 03/01/20		1,000	1,195,310
Series B
5.00%, 03/01/19		510	600,418
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/15	(AMBAC)	1,000	1,017,410
5.25%, 01/01/17	(AMBAC)	1,500	1,665,465
State of Minnesota GO
5.00%, 08/01/15		500	522,515
5.00%, 08/01/17		800	903,128
5.00%, 08/01/25	(Call 08/01/17)	2,000	2,225,320
Series A
5.00%, 08/01/15		535	559,091
5.00%, 08/01/16		200	217,996
5.00%, 08/01/18		400	464,876
5.00%, 08/01/19		1,000	1,186,870
5.00%, 08/01/25	(Call 08/01/20)	1,600	1,898,896
Series D
5.00%, 08/01/15		400	418,012
5.00%, 08/01/18		2,000	2,324,380
5.00%, 08/01/19		2,500	2,967,175
5.00%, 08/01/20		640	770,867
Series F
5.00%, 10/01/17		5,000	5,675,500

Security		Principal (000s)	Value

Series H
5.00%, 11/01/19		$500	$596,365
State of Minnesota RB Lease Appropriation
Series B
5.00%, 03/01/19		500	586,070
5.00%, 03/01/29	(Call 03/01/22)	1,000	1,164,170
Western Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/46	(Call 01/01/24)	2,000	2,279,880

			30,296,304
MISSISSIPPI — 0.11%
Mississippi Development Bank RB Electric Power & Light Revenues
5.00%, 03/01/41	(Call 03/01/16) (SGI)	250	255,380
State of Mississippi GO
Series A
5.00%, 10/01/31	(Call 10/01/21)	1,000	1,169,960
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,149,550
5.25%, 11/01/15		1,250	1,324,475

			3,899,365
MISSOURI — 0.65%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB Sales Tax Revenue
Series A
5.00%, 10/01/33	(Call 10/01/22)	2,000	2,277,640
City of Kansas City RB Miscellaneous Revenue
Series C
5.25%, 04/01/40	(Call 04/01/18)	500	553,030
Metropolitan St. Louis Sewer District RB Sewer Revenue
Series A
5.00%, 05/01/42	(Call 05/01/22)	1,000	1,131,730
Missouri Highway & Transportation Commission RB
Series 2014A
5.00%, 05/01/25	(Call 05/01/24)	4,000	5,030,480

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Missouri Highway & Transportation Commission RB Fuel Sales Tax Revenue
5.00%, 02/01/15		$1,000	$1,020,630
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.25%, 05/01/18	(PR 05/01/17)	600	676,530
Series B
5.00%, 05/01/26	(PR 05/01/16)	5,000	5,391,950
Missouri Highway & Transportation Commission RB Sales Tax Revenue
5.00%, 05/01/17		1,240	1,388,874
Missouri Joint Municipal Electric Utility Commission RB Electric Power & Light Revenues
5.00%, 01/01/34	(Call 01/01/16) (NPFGC)	2,000	2,079,100
Series A
5.00%, 01/01/42	(Call 01/01/17) (AMBAC)	2,000	2,141,600
University of Missouri RB College & University Revenue
Series A
5.00%, 11/01/19		1,000	1,193,290

			22,884,854
NEBRASKA — 0.17%
City of Lincoln RB Electric Power & Light Revenues
5.00%, 09/01/37	(Call 09/01/22)	1,000	1,131,520
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16		605	645,771
5.00%, 02/01/37	(Call 02/01/22)	2,000	2,258,660
Series AA
4.50%, 02/01/38	(Call 02/01/15) (NPFGC-FGIC)	1,000	1,012,100
Series B
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,109,240

			6,157,291

Security		Principal (000s)	Value

NEVADA — 0.81%
Clark County RB Port Airport & Marina Revenue
Series B
5.13%, 07/01/36	(Call 01/01/20)	$4,480	$4,883,872
Series C
5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	571,405
Clark County School District GOL
Series A
5.00%, 06/15/22	(Call 06/15/18)	1,500	1,701,870
5.00%, 06/15/25	(Call 06/15/17) (NPFGC-FGIC)	1,350	1,533,600
5.00%, 06/15/27	(Call 06/15/18)	5,000	5,599,950
5.25%, 06/15/15	(NPFGC-FGIC)	1,500	1,561,095
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	1,200	1,274,652
5.00%, 06/15/23	(PR 12/15/15) (AGM)	1,000	1,062,210
Clark County Water Reclamation District GO
Series A
5.25%, 07/01/38	(Call 07/01/19)	1,000	1,148,670
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,113,270
State of Nevada GOL
5.00%, 06/01/27	(Call 06/01/18)	3,000	3,367,560
Series D
4.50%, 06/01/20		25	29,103
State of Nevada RB Miscellaneous Revenue
5.00%, 06/01/16		2,100	2,273,439
5.00%, 06/01/17		2,325	2,607,650

			28,728,346
NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series A
5.00%, 08/15/17		25	28,218

			28,218

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

NEW JERSEY — 5.25%
Essex County Improvement Authority RB General Fund
5.25%, 12/15/20	(AMBAC)	$1,000	$1,203,160
Garden State Preservation Trust RB Open Space & Farmland Preservation Revenue
Series A
5.75%, 11/01/28	(AGM)	1,500	1,943,115
Series C
5.25%, 11/01/20	(AGM)	700	854,000
Garden State Preservation Trust RB Sales Tax Revenue
Series C
5.13%, 11/01/16	(AGM)	1,865	2,059,091
5.13%, 11/01/18	(AGM)	1,000	1,173,030
New Jersey Building Authority RB Lease Appropriation
5.00%, 03/01/19	(PR 03/01/18)	1,490	1,714,692
5.00%, 03/01/19	(Call 03/01/18)	675	760,833
Series A
5.00%, 06/15/18		1,000	1,128,630
New Jersey Economic Development Authority RB Appropriations
Series NN
5.00%, 03/01/19		3,000	3,408,210
5.00%, 03/01/21		2,000	2,313,100
5.00%, 03/01/24	(Call 03/01/23)	1,500	1,717,500
5.00%, 03/01/25	(Call 03/01/23)	1,090	1,245,151
5.00%, 03/01/30	(Call 03/01/23)	2,000	2,212,840
New Jersey Economic Development Authority RB Federal Grant Revenue Series Y
5.00%, 09/01/33	(Call 09/01/18)	820	909,003
New Jersey Economic Development Authority RB General Fund
Series O
5.13%, 03/01/28	(PR 03/01/15)	1,500	1,537,755
5.25%, 03/01/22	(PR 03/01/15)	1,610	1,651,538
New Jersey Economic Development Authority RB Lease Renewal
Series PP
5.00%, 06/15/26	(Call 06/15/24)	2,500	2,869,750
5.00%, 06/15/27	(Call 06/15/24)	2,000	2,282,980
5.00%, 06/15/31	(Call 06/15/24)	2,500	2,784,425

Security		Principal (000s)	Value

New Jersey Economic Development Authority RB Lease Revenue
5.00%, 06/15/46	(Call 06/15/23)	$1,000	$1,133,330
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 03/01/26	(Call 03/01/22)	1,000	1,123,300
Series A
5.00%, 07/01/29	(Call 09/29/14) (NPFGC)	200	203,358
5.25%, 07/01/15	(Call 09/29/14) (NPFGC)	500	502,130
5.25%, 07/01/16	(Call 09/29/14) (NPFGC)	380	387,509
5.25%, 07/01/17	(Call 09/29/14) (NPFGC)	3,050	3,110,268
Series AA
5.50%, 12/15/29	(Call 06/15/19)	250	278,060
Series DD
5.00%, 12/15/17		1,250	1,401,538
Series EE
5.00%, 09/01/15		1,000	1,048,750
5.25%, 09/01/24	(Call 03/01/21)	750	855,075
Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	1,000	1,150,960
5.00%, 09/01/22	(Call 03/01/21) (SAP)	250	284,148
5.25%, 09/01/25	(Call 03/01/21) (SAP)	1,825	2,074,112
5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	658,827
Series K
5.25%, 12/15/16	(PR 12/15/15) (AMBAC)	3,655	3,895,170
5.25%, 12/15/20	(AMBAC)	500	585,630
5.50%, 12/15/19	(AMBAC)	3,345	3,934,054
Series N-1
5.50%, 09/01/26	(AMBAC)	1,000	1,219,580
Series W
5.00%, 03/01/16		385	412,304
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/19		1,055	1,208,323

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

5.00%, 06/15/22	(AGM)	$1,500	$1,748,385
5.00%, 06/15/23	(Call 06/15/22)	1,000	1,150,390
5.00%, 06/15/25	(Call 06/15/22)	1,000	1,128,350
5.00%, 06/15/26	(Call 06/15/22)	500	559,935
5.00%, 06/15/28	(Call 06/15/22)	1,050	1,163,379
5.38%, 06/15/15	(ETM)	1,000	1,041,640
New Jersey Educational Facilities Authority RB College & University Revenue
4.38%, 09/01/20	(Call 09/01/16) (AGM)	505	541,067
Series A
5.00%, 07/01/26	(Call 07/01/24)	1,650	2,063,325
Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	620	667,356
New Jersey Educational Facilities Authority RB Miscellaneous Revenue
Series A
5.00%, 09/01/15	(AGM)	505	528,967
5.00%, 09/01/16	(Call 09/01/15) (AGM)	225	235,555
5.00%, 09/01/17	(Call 09/01/15) (AGM)	500	523,370
New Jersey State Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/20	(PR 01/01/15) (AGM)	2,700	2,744,145
5.00%, 01/01/31	(Call 07/01/24)	6,500	7,528,170
5.00%, 01/01/32	(Call 01/01/22)	1,000	1,123,120
5.00%, 01/01/35	(Call 01/01/22)	2,000	2,219,920
5.00%, 01/01/38	(Call 07/01/22)	2,000	2,218,480
5.00%, 01/01/43	(Call 07/01/22)	3,000	3,316,860
Series B
5.00%, 01/01/21		1,000	1,181,660
5.00%, 01/01/25	(Call 01/01/23)	1,000	1,182,960
5.00%, 01/01/27	(Call 01/01/23)	2,000	2,329,980
5.00%, 01/01/28	(Call 01/01/23)	2,500	2,880,300
5.00%, 01/01/29	(Call 01/01/23)	1,400	1,604,050
Series H
5.00%, 01/01/36	(Call 01/01/19)	1,500	1,652,265

Security		Principal (000s)	Value

Series I
5.00%, 01/01/31	(Call 01/01/20)	$1,970	$2,200,037
New Jersey State Turnpike Authority RB Miscellaneous Revenue
Series E
5.25%, 01/01/40	(Call 01/01/19)	1,500	1,676,430
New Jersey State University of Rutgers RB University Revenue
Series L
5.00%, 05/01/43	(Call 05/01/23)	1,000	1,132,900
New Jersey Transit Corp. COP Lease Appropriation
Series A
5.25%, 09/15/14	(AMBAC)	500	501,120
New Jersey Transit Corp. COP Lease Revenue
5.00%, 09/15/17	(NPFGC-FGIC)	690	781,418
New Jersey Transit Corp. RB Transit Revenue
Series A
5.00%, 09/15/18		1,500	1,708,065
New Jersey Transportation Trust Fund Authority RB Appropriations
Series A
5.00%, 06/15/18		1,000	1,132,590
5.00%, 06/15/42	(Call 06/15/22)	5,000	5,349,000
Series AA
4.00%, 06/15/27	(Call 06/15/22)	1,500	1,576,095
5.00%, 06/15/20		25	28,862
5.00%, 06/15/23	(Call 06/15/22)	2,500	2,895,775
5.00%, 06/15/44	(Call 06/15/23)	1,000	1,075,770
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	500	532,790
5.25%, 12/15/22	(AMBAC)	500	585,930
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,557,460
5.50%, 12/15/21	(NPFGC)	500	595,365

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/17		$1,060	$1,197,440
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series A
5.50%, 06/15/41	(Call 06/15/21) (SAP)	400	450,040
Series B
5.00%, 06/15/42	(Call 06/15/21)	2,315	2,458,484
5.25%, 12/15/14	(NPFGC)	2,525	2,562,067
5.50%, 12/15/15	(NPFGC)	1,500	1,598,820
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.25%, 12/15/19		2,360	2,746,072
5.25%, 12/15/21	(NPFGC)	695	816,083
Series A
0.00%, 12/15/25		2,085	1,342,761
0.00%, 12/15/28		4,140	2,259,943
0.00%, 12/15/30		1,000	482,720
0.00%, 12/15/31		6,250	2,851,187
0.00%, 12/15/32		400	171,596
0.00%, 12/15/33		930	375,227
0.00%, 12/15/34		1,055	402,894
0.00%, 12/15/35		4,710	1,701,158
0.00%, 12/15/37		700	225,113
0.00%, 12/15/38		4,145	1,263,603
0.00%, 12/15/39		3,630	1,048,598
0.00%, 12/15/40		2,500	685,825
5.00%, 12/15/34	(Call 12/15/17) (AMBAC)	1,900	2,090,000
5.25%, 12/15/20		3,080	3,617,337
5.25%, 12/15/21		600	700,200
5.25%, 12/15/21	(ETM) (NPFGC)	5	6,216
5.25%, 12/15/22		550	644,523
5.50%, 12/15/15	(AMBAC)	515	548,789
5.50%, 12/15/16	(AGM)	1,500	1,664,865
5.50%, 12/15/21		500	591,720
5.50%, 12/15/22		2,200	2,618,374
5.50%, 12/15/23		1,500	1,801,320

Security		Principal (000s)	Value

Series B
5.25%, 06/15/22	(Call 06/15/21)	$560	$652,898
5.50%, 06/15/31	(Call 06/15/21)	1,000	1,157,250
Series C
0.00%, 12/15/24	(AMBAC)	1,665	1,173,708
0.00%, 12/15/28	(AMBAC)	3,130	1,661,467
0.00%, 12/15/30	(NPFGC)	1,000	470,580
0.00%, 12/15/31	(NPFGC-FGIC)	500	215,000
0.00%, 12/15/35	(AMBAC)	3,990	1,426,225
5.25%, 06/15/21	(PR 06/15/15) (NPFGC)	1,750	1,821,137
5.50%, 12/15/15	(AGM)	425	452,999
5.50%, 12/15/17	(AGM)	2,385	2,727,486
Series D
5.00%, 12/15/24		2,020	2,354,613
State of New Jersey GO
5.00%, 08/01/15		1,200	1,252,524
Series H
5.25%, 07/01/16		500	543,320
Series L
5.25%, 07/15/16	(AMBAC)	725	789,068
5.25%, 07/15/17	(AMBAC)	1,000	1,124,650
5.25%, 07/15/19	(AMBAC)	1,400	1,651,146
Series Q
5.00%, 08/15/19		1,000	1,169,360
5.00%, 08/15/21	(Call 08/15/20)	500	588,375

			186,053,246
NEW MEXICO — 0.11%
New Mexico Finance Authority RB Federal Grant Revenue
Series B
5.00%, 06/15/20		500	599,360
5.00%, 06/15/23	(Call 06/15/20)	2,250	2,610,000
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15	(NPFGC)	300	312,267
State of New Mexico RB Miscellaneous Taxes
Series D
5.00%, 07/01/16		500	543,060

			4,064,687

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

NEW YORK — 20.14%
Battery Park City Authority RB Lease Revenue
Series A
5.00%, 11/01/24	(Call 11/01/23)	$1,500	$1,844,940
Brooklyn Arena Local Development Corp. RB Recreational Revenue
0.00%, 07/15/33		500	201,410
6.38%, 07/15/43	(Call 01/15/20)	1,875	2,120,587
City of New York GO
Series A
5.00%, 08/01/26	(Call 08/01/16)	1,000	1,080,770
5.00%, 08/01/28	(Call 08/01/16)	1,010	1,083,407
5.00%, 08/01/31	(Call 08/01/24)	2,500	2,926,275
5.00%, 08/01/32	(Call 08/01/24)	1,000	1,165,840
Series A-1
5.00%, 08/01/15		1,075	1,123,300
5.00%, 08/01/17		355	399,993
5.00%, 08/01/18	(Call 08/01/17)	2,000	2,252,460
5.00%, 08/01/30	(Call 08/01/21)	500	579,635
5.00%, 08/01/31	(Call 08/01/21)	710	819,468
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,142,260
5.25%, 08/15/23	(Call 08/15/18)	4,850	5,602,574
Series B
5.00%, 08/01/16		1,000	1,089,130
5.00%, 08/01/17		1,000	1,126,740
5.00%, 08/01/18		1,000	1,158,270
5.00%, 08/01/19		1,000	1,176,710
5.25%, 08/01/15	(Call 09/29/14)	5	5,022
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	500	581,265
5.25%, 09/01/23	(Call 09/01/18)	1,535	1,775,335
5.25%, 09/01/24	(Call 09/01/18)	1,000	1,154,880
Series C
5.00%, 08/01/17	(PR 08/01/15) (AGM)	190	198,455
5.00%, 08/01/17	(Call 08/01/15) (AGM)	810	845,843
5.00%, 08/01/24	(Call 08/01/19)	2,000	2,328,040
5.25%, 08/01/17		250	283,493
5.25%, 08/01/18		480	560,582
Series C-1
5.00%, 10/01/18	(Call 10/01/17)	500	566,050
5.00%, 10/01/20	(Call 10/01/17)	480	541,829

Security		Principal (000s)	Value

5.00%, 10/01/22	(Call 10/01/17)	$805	$904,224
5.00%, 10/01/24	(Call 10/01/17)	2,255	2,525,623
Series D
5.00%, 08/01/17		1,500	1,690,110
5.00%, 08/01/18		2,000	2,316,540
5.00%, 08/01/19		4,000	4,706,840
5.00%, 08/01/22		2,000	2,410,180
5.00%, 08/01/25	(Call 02/01/23)	2,500	2,957,575
Series D-1
5.00%, 10/01/25	(Call 10/01/21)	1,000	1,185,180
5.00%, 10/01/32	(Call 10/01/21)	1,685	1,926,241
5.13%, 12/01/27	(Call 12/01/17)	1,500	1,686,885
Series E
5.00%, 08/01/16		2,600	2,831,738
5.00%, 08/01/19		100	117,671
5.00%, 11/01/20	(PR 11/01/14) (AGM)	55	55,463
5.00%, 11/01/20	(Call 11/01/14) (AGM)	395	398,223
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,174,780
5.00%, 08/01/22	(Call 08/01/19)	400	466,980
5.00%, 08/01/25	(Call 08/01/19)	1,500	1,743,435
5.00%, 08/01/27	(Call 08/01/19)	1,410	1,633,753
Series F
5.00%, 08/01/15		2,900	3,030,297
5.00%, 08/01/29	(Call 02/01/22)	30	34,590
5.00%, 08/01/31	(Call 02/01/22)	2,750	3,127,190
Series F-1
5.00%, 09/01/15		285	298,954
5.00%, 09/01/20	(PR 09/01/15) (SGI)	515	540,050
5.00%, 09/01/20	(Call 09/01/15) (SGI)	10	10,479
Series G
5.00%, 08/01/15		1,100	1,149,423
5.00%, 08/01/21		5,000	5,993,750
5.00%, 08/01/22	(Call 08/01/17)	785	877,536
5.00%, 08/01/23		3,000	3,638,520
5.00%, 08/01/24	(Call 02/01/16)	1,145	1,250,475
5.00%, 08/01/24	(PR 02/01/16)	5	5,335
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	3,635	4,268,508
Series I
5.00%, 08/01/15	(Call 10/06/14)	2,970	3,103,238
5.00%, 08/01/16		1,500	1,633,695

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

5.00%, 08/01/19	(Call 10/06/14)	$5	$5,020
5.00%, 08/01/22		2,000	2,410,180
Series I-1
5.00%, 08/01/17		1,500	1,690,110
5.00%, 08/01/18		215	249,028
5.00%, 08/01/19		1,200	1,412,052
5.00%, 04/01/24	(PR 04/01/16)	1,295	1,391,944
5.38%, 04/01/36	(Call 04/01/19)	2,500	2,868,175
Series J
5.00%, 08/01/18		1,000	1,158,270
5.00%, 08/01/21		1,120	1,342,600
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,423,400
5.00%, 03/01/30	(PR 03/01/15)	1,115	1,142,418
5.00%, 03/01/30	(Call 03/01/15)	640	652,589
Series J-1
5.00%, 05/15/25	(Call 05/15/19)	275	318,775
5.00%, 05/15/31	(Call 05/15/19)	1,500	1,711,170
Series L-1
5.00%, 04/01/27	(Call 04/01/18)	1,200	1,351,236
Series M
5.00%, 04/01/22	(PR 04/01/15)	325	334,305
5.00%, 04/01/22	(Call 04/01/15)	100	102,786
Series O
5.00%, 06/01/17	(PR 06/01/15) (AGM)	385	399,068
5.00%, 06/01/17	(Call 06/01/15) (AGM)	115	119,179
5.00%, 06/01/20	(PR 06/01/15)	1,540	1,596,518
5.00%, 06/01/20	(Call 06/01/15)	460	476,606
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	2,100	2,201,241
5.00%, 02/15/47	(Call 02/15/17)	9,150	9,722,515
5.00%, 02/15/47	(Call 02/15/21) (AGM)	1,000	1,078,520
5.25%, 02/15/47	(Call 02/15/21)	1,250	1,380,400
5.75%, 02/15/47	(Call 02/15/21)	3,500	4,035,780
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/15		1,025	1,058,620
5.00%, 12/01/16	(Call 06/01/16) (AGM)	2,000	2,150,200

Security		Principal (000s)	Value

5.00%, 12/01/23	(Call 06/01/16) (NPFGC-FGIC)	$400	$428,872
5.00%, 12/01/26	(Call 06/01/16) (SGI)	1,200	1,277,292
5.00%, 09/01/37	(Call 09/01/22)	2,355	2,553,574
5.25%, 12/01/20	(PR 06/01/16) (NPFGC-FGIC)	2,000	2,173,760
5.50%, 04/01/22	(Call 04/01/19)	500	570,155
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	1,100	1,271,435
5.75%, 04/01/39	(Call 04/01/19)	3,700	4,214,818
6.00%, 05/01/33	(Call 05/01/19)	1,000	1,173,660
Series B
5.00%, 09/01/29	(Call 09/01/22)	1,750	1,974,875
5.25%, 12/01/14		1,000	1,012,640
5.75%, 04/01/25	(Call 04/01/19)	1,050	1,195,929
5.75%, 04/01/33	(Call 04/01/19)	1,545	1,768,793
Series D
5.00%, 09/01/14	(ETM) (NPFGC)	130	130,035
5.00%, 09/01/14	(NPFGC)	25	25,007
Series E
5.00%, 12/01/17	(Call 12/01/16)	595	651,585
5.00%, 12/01/17	(Call 12/01/16) (NPFGC-FGIC)	725	793,948
5.00%, 12/01/18	(Call 12/01/16) (NPFGC)	500	547,080
Series F
5.00%, 05/01/17	(NPFGC)	225	249,683
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	800	840,064
5.00%, 04/01/23	(PR 10/01/15) (FGIC)	730	768,544
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.50%, 07/01/15	(SAP)	675	705,557
5.75%, 01/01/16	(SAP)	625	671,269

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series C
5.00%, 11/15/30	(Call 11/15/22)	$1,000	$1,141,430
5.00%, 11/15/41	(Call 11/15/22)	2,000	2,198,900
Series D
5.00%, 11/15/17		3,000	3,411,960
Metropolitan Transportation Authority RB Miscellaneous Taxes
Series A
5.00%, 11/15/25	(Call 11/15/22)	1,000	1,199,510
5.00%, 11/15/29	(Call 11/15/22)	2,000	2,328,220
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/30		500	504,945
Series A
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	6,330	6,617,888
4.75%, 11/15/30	(Call 11/15/15) (AMBAC)	250	260,003
5.00%, 11/15/18		250	290,965
5.00%, 11/15/35	(Call 11/15/16)	1,400	1,500,870
5.00%, 11/15/38	(Call 05/15/23)	3,050	3,373,910
5.00%, 11/15/41	(Call 11/15/21)	500	547,075
5.00%, 11/15/43	(Call 05/15/23)	4,200	4,639,404
5.00%, 11/15/46	(Call 11/15/21)	1,500	1,630,830
5.50%, 11/15/14	(AMBAC)	1,945	1,967,134
5.50%, 11/15/39	(Call 11/15/18)	600	683,772
Series B
4.50%, 11/15/37	(Call 11/15/17)	500	513,355
4.75%, 11/15/31	(Call 11/15/16)	430	456,148
5.00%, 11/15/34	(Call 11/15/19)	3,170	3,587,140
5.25%, 11/15/23	(AMBAC)	210	260,024
Series C
6.25%, 11/15/23	(Call 11/15/18)	2,700	3,256,578
Series D
5.00%, 11/15/21		1,000	1,201,160
5.00%, 11/15/30	(Call 11/15/22)	2,000	2,282,860
5.00%, 11/15/34	(Call 11/15/20)	1,500	1,644,720
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,104,200
5.00%, 11/15/38	(Call 11/15/23)	2,250	2,491,245
5.25%, 11/15/34	(Call 11/15/20)	280	314,098
5.25%, 11/15/41	(Call 11/15/21)	1,000	1,113,990
Series E
5.00%, 11/15/42	(Call 11/15/22)	2,650	2,909,594

Security		Principal (000s)	Value

Series F
4.00%, 11/15/30	(Call 11/15/22)	$765	$799,287
5.00%, 11/15/18		1,550	1,803,983
5.00%, 11/15/19		1,285	1,518,998
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,195,990
5.00%, 11/15/25	(Call 11/15/22)	5,000	5,943,500
5.00%, 11/15/30	(Call 11/15/22)	1,750	1,997,502
5.00%, 11/15/35	(Call 11/15/15)	1,500	1,555,335
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/16		1,000	1,100,920
Series H
5.25%, 11/15/17	(PR 11/15/14) (AMBAC)	720	727,826
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.13%, 11/01/23	(Call 11/01/18) (BHAC)	520	601,260
New York City Educational Construction Fund RB Lease Revenue
Series A
5.75%, 04/01/41	(Call 04/01/21)	600	721,404
New York City Industrial Development Agency RB Recreational Revenue
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	290	297,166
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	1,550	1,581,077
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
4.50%, 06/15/39	(Call 06/15/17) (NPFGC-FGIC)	1,245	1,290,243
5.00%, 06/15/27	(Call 06/15/17)	500	551,415
Series CC
5.00%, 06/15/29	(Call 06/15/18)	1,460	1,665,758
5.00%, 06/15/34	(Call 06/15/18)	2,900	3,227,642
Series D
5.00%, 06/15/29	(Call 06/15/16)	1,000	1,073,140

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	(Call 06/15/21)	$1,250	$1,491,250
5.00%, 06/15/31	(Call 06/15/21)	435	495,265
5.00%, 06/15/32	(Call 06/15/21)	2,000	2,274,740
5.00%, 06/15/44	(Call 12/15/21)	2,000	2,203,120
5.00%, 06/15/46	(Call 06/15/23)	5,750	6,411,595
5.38%, 06/15/43	(Call 12/15/20)	2,000	2,342,340
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,182,270
Series A
4.75%, 06/15/30	(Call 06/15/17)	4,850	5,300,516
5.00%, 06/15/38	(Call 06/15/17)	2,845	3,105,744
5.00%, 06/15/39	(Call 06/15/15)	665	684,717
5.75%, 06/15/40	(Call 06/15/18)	500	576,305
Series AA
5.00%, 06/15/21	(Call 06/15/18)	1,000	1,156,280
5.00%, 06/15/22	(Call 06/15/18)	1,400	1,615,376
5.00%, 06/15/44	(Call 06/15/21)	1,600	1,752,592
Series B
5.00%, 06/15/20	(PR 12/15/14) (AMBAC)	185	187,646
5.00%, 06/15/20	(Call 12/15/14) (AMBAC)	65	65,934
5.00%, 06/15/21	(PR 12/15/14) (AMBAC)	215	218,075
5.00%, 06/15/21	(Call 12/15/14) (AMBAC)	285	289,095
5.00%, 06/15/28	(PR 12/15/14) (AMBAC)	205	207,932
5.00%, 06/15/28	(Call 12/15/14) (AMBAC)	265	268,599
5.00%, 06/15/36	(Call 12/15/14) (AGM)	2,500	2,533,275
Series BB
4.00%, 06/15/47	(Call 12/15/22)	1,215	1,231,232
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,153,340
5.00%, 06/15/31	(Call 06/15/20)	3,050	3,470,198
5.00%, 06/15/47	(Call 12/15/22)	2,000	2,214,260
Series C
4.75%, 06/15/33	(Call 06/15/16)	3,925	4,140,011
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	1,500	1,555,635

Security		Principal (000s)	Value

5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	$2,000	$2,074,180
Series CC
5.00%, 06/15/45	(Call 12/15/21)	7,500	8,253,825
5.00%, 06/15/47	(Call 06/15/23)	2,000	2,225,300
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	1,800	1,991,070
Series D
5.00%, 06/15/28	(Call 06/15/16)	280	300,793
5.00%, 06/15/38	(Call 06/15/15)	2,000	2,059,940
Series DD
4.75%, 06/15/36	(Call 06/15/17)	500	541,425
5.00%, 06/15/32	(Call 06/15/18)	900	1,005,543
5.00%, 06/15/34	(Call 06/15/23)	2,000	2,293,780
5.00%, 06/15/35	(Call 06/15/23)	1,420	1,627,405
Series EE
5.00%, 06/15/17		1,225	1,377,035
5.00%, 06/15/34	(Call 06/15/22)	1,250	1,425,350
5.25%, 06/15/40	(Call 06/15/19)	1,900	2,156,291
Series FF
5.00%, 06/15/45	(Call 06/15/22)	1,000	1,104,370
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	799,474
Series GG
5.00%, 06/15/43	(Call 06/15/21)	1,430	1,567,695
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	2,460	2,775,962
New York City Transitional Finance Authority Future Tax Secured Revenue RB Income Tax Revenue
Series A
5.00%, 11/01/38	(Call 11/01/23)	2,000	2,277,300
Series A-1
5.00%, 08/01/38	(Call 08/01/24)	2,500	2,870,750
Series B1
5.00%, 11/01/40	(Call 05/01/24)	2,000	2,277,720
Series C
5.00%, 11/01/26	(Call 05/01/24)	1,000	1,207,200
Series I
5.00%, 05/01/38	(Call 05/01/23)	1,000	1,132,090
5.00%, 05/01/42	(Call 05/01/23)	1,000	1,125,650

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 11/01/15	(ETM)	$105	$110,766
5.00%, 11/01/15		425	449,374
5.00%, 07/15/29	(Call 07/15/22)	835	971,088
5.00%, 11/01/30	(Call 05/01/17)	250	272,695
Series A
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,207,390
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,204,410
5.00%, 05/01/28	(Call 05/01/19)	1,000	1,150,700
5.00%, 11/01/35	(Call 11/01/23)	1,000	1,152,360
Series B
5.00%, 11/01/15	(ETM)	55	58,020
5.00%, 11/01/15		140	148,029
5.00%, 02/01/16		1,000	1,067,910
5.00%, 11/01/16		1,000	1,100,680
5.00%, 11/01/17		1,175	1,337,702
5.00%, 11/01/18		1,000	1,168,530
5.00%, 11/01/21	(Call 11/01/19)	2,800	3,331,272
5.00%, 11/01/25	(Call 05/01/17)	1,050	1,159,127
5.00%, 11/01/30	(Call 11/01/22)	1,000	1,164,430
Series C
5.00%, 11/01/33	(Call 11/01/20)	500	575,280
5.00%, 11/01/39	(Call 11/01/20)	750	860,130
Series C-1
5.00%, 11/01/27	(Call 11/01/17)	2,800	3,106,012
Series D
5.00%, 02/01/24	(Call 02/01/21)	1,250	1,487,912
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,887,200
Series E
5.00%, 11/01/18		1,500	1,752,795
Series E-1
5.00%, 02/01/25	(Call 02/01/22)	2,500	2,965,900
5.00%, 02/01/35	(Call 02/01/22)	2,000	2,272,900
5.00%, 02/01/42	(Call 02/01/22)	3,250	3,606,492
Series F-1
5.00%, 02/01/30	(Call 02/01/23)	2,000	2,316,660
5.00%, 02/01/36	(Call 02/01/23)	1,400	1,585,822
5.00%, 05/01/39	(Call 05/01/22)	2,500	2,796,675
Series I
5.00%, 05/01/32	(Call 05/01/23)	4,500	5,182,560
Series S-1
5.00%, 07/15/24	(Call 07/15/22)	600	718,944

Security		Principal (000s)	Value

5.00%, 07/15/31	(Call 07/15/22) (SAW)	$1,000	$1,153,000
5.00%, 07/15/33	(Call 07/15/22)	2,000	2,292,320
5.00%, 07/15/37	(Call 07/15/22)	1,000	1,122,210
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	1,575	1,634,377
5.00%, 07/15/36	(Call 01/15/17) (NPFGC-FGIC)	1,000	1,079,640
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,735,829
Series S-1A
5.00%, 07/15/19	(SAW)	175	205,588
5.00%, 07/15/33	(Call 07/15/21) (SAW)	1,000	1,136,070
5.25%, 07/15/37	(Call 07/15/21) (SAW)	1,500	1,717,305
Series S-2
6.00%, 07/15/38	(Call 07/15/18) (SAW)	250	291,403
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	675	773,091
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,568,028
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15		1,500	1,586,025
5.00%, 11/01/16	(Call 05/01/15)	500	516,345
Series A-1
5.00%, 11/01/14		1,085	1,094,147
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-2
5.00%, 11/01/18	(Call 11/01/15)	1,500	1,585,110
New York City Trust for Cultural Resources RB Miscellaneous Revenue Series C
5.75%, 12/01/16		500	553,815

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	(Call 10/01/18)	$2,000	$2,245,500
New York City Water & Sewer System RB Water Revenue
Series AA
5.00%, 06/15/44	(Call 06/15/24)	2,000	2,254,900
Series B
5.00%, 06/15/36	(Call 06/15/16)	2,700	2,869,209
Series CC-1
5.00%, 06/15/47	(Call 06/15/24)	2,500	2,808,575
Series DD
5.00%, 06/15/39	(Call 06/15/24)	1,000	1,134,970
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	2,250	2,341,282
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51	(Call 11/15/21)	1,750	2,026,692
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41	(Call 12/15/21) (GOI)	5,000	5,612,250
5.25%, 12/15/43	(Call 12/15/21) (GOI)	100	113,935
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/20	(Call 04/01/18)	225	257,954
Series C
5.50%, 04/01/17	(GOI)	1,800	1,959,768
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/22	(Call 07/01/18)	2,000	2,282,980
Series 1
5.50%, 07/01/40	(AMBAC)	530	689,705
Series A
4.00%, 05/15/18	(GOI)	2,000	2,232,080

Security		Principal (000s)	Value

5.00%, 05/15/18	(GOI)	$2,000	$2,305,020
5.00%, 07/01/20		50	59,471
5.00%, 07/01/37	(Call 07/01/22)	1,250	1,408,920
5.00%, 07/01/41	(Call 07/01/21)	500	550,995
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,118,000
5.75%, 07/01/27	(NPFGC)	500	626,875
New York State Dormitory Authority RB Hospital Revenue
5.50%, 05/01/37	(Call 05/01/19)	850	926,466
5.75%, 05/01/37	(Call 05/01/19)	435	479,979
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 12/15/20		5,200	6,261,632
5.00%, 12/15/21		1,500	1,824,285
5.00%, 12/15/25	(Call 12/15/22)	3,000	3,594,450
5.00%, 02/15/26	(Call 02/15/24)	1,500	1,812,810
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,796,565
5.00%, 03/15/27	(Call 03/15/18)	6,000	6,777,540
5.00%, 06/15/31	(Call 12/15/22)	4,000	4,624,720
5.00%, 02/15/43	(Call 02/15/23)	3,500	3,927,875
Series B
5.00%, 03/15/28	(Call 03/15/19)	780	899,114
5.00%, 03/15/35	(Call 03/15/22)	1,500	1,701,180
5.00%, 03/15/42	(Call 03/15/22)	6,500	7,232,550
5.50%, 03/15/26	(AMBAC)	845	1,094,089
Series C
5.00%, 03/15/17		1,000	1,114,270
5.00%, 03/15/24	(Call 03/15/18)	280	317,433
5.00%, 12/15/31	(Call 12/15/16)	3,500	3,818,745
5.00%, 03/15/35	(Call 03/15/24)	3,500	4,045,755
Series D
5.00%, 06/15/16		2,300	2,491,475
5.00%, 06/15/18		2,000	2,312,540
5.00%, 03/15/25	(Call 09/15/16)	1,630	1,773,228
5.00%, 03/15/36	(Call 09/15/16)	1,200	1,295,628
5.00%, 02/15/37	(Call 02/15/22)	1,800	2,018,592
Series E
5.00%, 02/15/15		1,000	1,022,500
Series F
5.00%, 03/15/30	(PR 03/15/15)	2,000	2,053,160
5.00%, 03/15/35	(Call 03/15/15)	2,000	2,044,860

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		$560	$582,859
5.50%, 07/01/18	(NPFGC-FGIC)	415	488,418
Series A
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,186,400
5.25%, 05/15/21		1,000	1,182,540
New York State Dormitory Authority RB Sales Tax Revenue
Series A
5.00%, 03/15/22		1,300	1,587,911
5.00%, 03/15/38	(Call 03/15/23)	500	567,610
New York State Environmental Facilities Corp. RB Federal Grant Revenue Series C
5.00%, 10/15/35	(Call 10/15/16)	1,850	1,997,093
New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/17		1,000	1,126,140
5.00%, 06/15/22		1,020	1,251,152
5.00%, 06/15/24	(Call 06/15/22)	750	909,923
Series B
4.50%, 06/15/36	(Call 06/15/17)	220	229,797
4.75%, 06/15/32	(Call 06/15/17)	400	435,776
5.00%, 06/15/31	(Call 06/15/21)	650	758,524
5.00%, 06/15/37	(Call 06/15/18)	10	11,216
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,250,680
New York State Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 11/15/22	(GOI)	1,000	1,222,730
5.00%, 11/15/38	(Call 11/15/21) (GOI)	1,000	1,126,020
Series C
5.00%, 11/15/15	(NPFGC)	1,000	1,058,660
5.00%, 11/15/18	(Call 11/15/17) (NPFGC)	500	564,825
New York State Thruway Authority RB Federal Grant Revenue
Series B
5.00%, 04/01/17	(PR 10/01/15) (NPFGC)	275	289,490

Security		Principal (000s)	Value

5.00%, 04/01/17	(Call 10/01/15) (NPFGC)	$1,795	$1,889,471
5.00%, 04/01/21	(PR 10/01/15) (AMBAC)	180	189,484
5.00%, 04/01/21	(Call 10/01/15) (AMBAC)	1,160	1,220,076
New York State Thruway Authority RB Highway Revenue Tolls
Series A
5.00%, 05/01/19		9,175	10,698,509
Series B
5.00%, 04/01/15	(AGM)	3,220	3,310,611
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	1,250	1,315,787
5.00%, 04/01/27	(Call 10/01/17)	4,985	5,517,348
5.50%, 04/01/20	(AMBAC)	620	755,823
Series F
4.00%, 01/01/15	(AMBAC)	350	354,491
5.00%, 01/01/17	(PR 01/01/15) (AMBAC)	220	223,643
5.00%, 01/01/17	(Call 01/01/15) (AMBAC)	780	792,808
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	1,500	1,693,875
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	3,400	3,828,706
5.00%, 01/01/22	(Call 01/01/18) (NPFGC-FGIC)	1,280	1,439,603
5.00%, 01/01/23	(Call 01/01/18) (NPFGC-FGIC)	720	808,769
Series I
5.00%, 01/01/37	(Call 01/01/22)	1,000	1,112,710
Series J
5.00%, 01/01/26	(Call 01/01/24)	2,500	2,987,700
New York State Thruway Authority RB Income Tax Revenue Series A
5.00%, 03/15/32	(Call 09/15/21)	2,000	2,305,260
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/15		1,065	1,095,363
5.00%, 04/01/18		725	829,748
5.00%, 04/01/19		550	642,912

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series A
4.00%, 04/01/15		$2,050	$2,096,371
5.00%, 04/01/21		500	599,690
5.00%, 04/01/30	(Call 04/01/22)	500	569,590
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	2,000	2,298,600
Series B
5.00%, 04/01/19	(Call 10/01/18)	1,890	2,203,343
5.00%, 04/01/20	(Call 10/01/18)	1,400	1,628,424
Series I
5.00%, 01/01/28	(Call 01/01/22)	2,000	2,284,300
5.00%, 01/01/42	(Call 01/01/22)	2,000	2,210,300
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		200	228,126
5.00%, 12/15/18		40	46,872
5.00%, 03/15/30	(Call 03/15/23)	1,000	1,160,370
Series A
5.00%, 03/15/16		3,250	3,485,365
5.00%, 03/15/17		4,100	4,568,507
5.00%, 03/15/19		1,000	1,173,650
5.00%, 03/15/31	(Call 03/15/21)	1,000	1,155,730
Series A-1
5.00%, 12/15/17		2,000	2,281,260
5.00%, 12/15/18		310	363,258
5.00%, 03/15/28	(Call 03/15/23)	2,020	2,363,299
5.00%, 03/15/43	(Call 03/15/23)	4,000	4,493,160
Series A-2
5.50%, 03/15/22	(NPFGC)	1,500	1,868,070
Series B
5.00%, 03/15/32	(Call 03/15/17)	1,000	1,088,410
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	287,348
5.00%, 03/15/36	(Call 03/15/19)	2,000	2,243,280
Series C
5.00%, 12/15/15		1,000	1,063,110
5.00%, 12/15/16		750	828,293
Series D
5.00%, 03/15/23		3,000	3,659,910
Series E
5.00%, 03/15/20		1,200	1,432,608
5.00%, 03/15/24	(Call 03/15/23)	2,000	2,420,080

Security		Principal (000s)	Value

New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.25%, 01/01/24	(Call 07/01/18)	$250	$285,485
Series D
5.00%, 01/01/16		2,180	2,319,847
5.25%, 01/01/17		460	511,313
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,156,020
5.25%, 01/01/21	(Call 01/01/19)	500	578,010
5.50%, 01/01/19		1,515	1,793,821
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,422,163
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.00%, 12/01/31	(Call 06/01/22) (GOI)	2,000	2,131,700
4.50%, 11/15/34	(Call 11/15/17) (AMBAC)	205	214,018
4.50%, 01/15/36	(Call 01/15/16) (GOI)	255	259,391
4.50%, 09/15/39	(Call 09/15/19) (GOI)	750	822,780
4.75%, 07/15/31	(Call 07/15/18) (GOI)	1,870	2,070,539
4.75%, 07/15/33	(Call 07/15/18) (GOI)	285	315,563
5.00%, 12/01/30	(Call 06/01/15) (GOI)	1,255	1,305,413
5.00%, 07/15/33	(Call 01/15/21) (GOI)	2,250	2,540,025
5.00%, 07/15/35	(Call 07/15/20) (GOI)	500	570,750
5.00%, 10/01/35	(Call 10/01/16) (GOI)	1,800	1,934,082
5.00%, 09/01/36	(Call 09/01/24)	1,500	1,737,960
5.00%, 09/15/36	(Call 09/15/19) (GOI)	2,500	2,842,100
5.00%, 07/15/38	(Call 07/15/18) (GOI)	125	139,966
5.00%, 03/15/39	(Call 09/22/14) (GOI)	1,690	1,712,173
Series 5
5.38%, 03/01/28	(GOI)	2,150	2,639,770

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series 179
5.00%, 12/01/43	(Call 12/01/23)	$2,500	$2,832,200
Third Series
5.00%, 07/15/39	(Call 07/15/20) (GOI)	1,990	2,278,630
6.13%, 06/01/94	(Call 06/01/24) (GOI)	500	593,090
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/20	(Call 10/15/14) (NPFGC)	500	503,110
5.00%, 10/15/21	(Call 10/15/14) (NPFGC)	2,000	2,012,440
5.00%, 10/15/23	(Call 10/15/14) (NPFGC)	1,220	1,227,552
5.00%, 10/15/24	(Call 10/15/14) (NPFGC)	530	533,281
5.00%, 10/15/25	(Call 10/15/14) (NPFGC)	1,000	1,006,060
5.00%, 10/15/29	(Call 10/15/14) (AMBAC)	850	854,947
5.00%, 10/15/32	(Call 10/15/14) (AMBAC)	3,235	3,253,375
5.25%, 10/15/18	(Call 10/15/14) (NPFGC)	500	503,260
5.25%, 10/15/27	(Call 10/15/14) (AMBAC)	1,000	1,006,320
State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,176,492
Series C
3.00%, 02/01/16		1,035	1,074,247
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
0.00%, 11/15/31		1,000	523,500
5.00%, 11/15/22		2,280	2,770,519
5.00%, 01/01/23	(Call 01/01/22) (GOI)	1,000	1,213,690
5.00%, 01/01/25	(Call 01/01/22) (GOI)	1,000	1,198,520

Security		Principal (000s)	Value

5.00%, 01/01/26	(Call 01/01/22) (GOI)	$685	$814,307
5.00%, 01/01/27	(Call 01/01/22) (GOI)	700	826,420
5.00%, 11/15/27	(Call 05/15/23)	1,000	1,176,270
5.00%, 11/15/35	(Call 11/15/16)	3,000	3,237,510
5.00%, 11/15/37	(Call 05/15/18) (GOI)	2,450	2,733,171
Series B
0.00%, 11/15/32		3,360	1,723,378
5.00%, 11/15/20		2,500	3,007,200
5.00%, 11/15/21		30	36,454
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,218,400
5.00%, 11/15/26	(Call 11/15/22)	1,355	1,630,661
5.25%, 11/15/15	(GOI)	3,575	3,795,077
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	275	309,650
Series D
5.00%, 11/15/31	(Call 11/15/18)	3,000	3,242,970
Series R
5.50%, 11/15/21	(NPFGC)	1,000	1,248,780
Series Y
5.50%, 01/01/17	(ETM) (GOI)	595	632,491
Utility Debt Securitization Authority RB Electric Power & Light Revenues
Series TE
5.00%, 12/15/30	(Call 12/15/23)	5,000	5,944,050
5.00%, 12/15/35	(Call 12/15/23)	3,000	3,496,620
5.00%, 12/15/41	(Call 12/15/23)	1,000	1,148,010

			714,293,104
NORTH CAROLINA — 1.50%
City of Charlotte RB Water & Sewer Revenue
5.00%, 07/01/38	(Call 07/01/18)	2,000	2,236,740
Series B
5.00%, 07/01/38	(Call 07/01/20)	1,000	1,144,360
County of Mecklenburg GO
Series A
5.00%, 08/01/16		525	572,240

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series C
5.00%, 03/01/15		$1,000	$1,024,790
5.00%, 03/01/17		1,750	1,948,362
County of Wake GO
5.00%, 03/01/19		1,000	1,177,290
Series C
5.00%, 03/01/20		1,000	1,198,060
5.00%, 03/01/25		1,600	2,030,256
Series D
4.00%, 02/01/17		470	510,401
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
4.50%, 01/01/24	(PR 01/01/22)	500	595,820
5.00%, 01/01/21		600	706,650
Series B
5.00%, 01/01/26	(Call 01/01/19)	2,000	2,249,000
6.00%, 01/01/22		390	488,116
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	508,280
5.00%, 01/01/18		1,500	1,703,415
5.25%, 01/01/17		1,000	1,107,830
North Carolina Turnpike Authority RB Miscellaneous Revenue
5.00%, 07/01/41	(Call 07/01/21)	1,500	1,668,495
Raleigh Durham Airport Authority RB Port Airport & Marina Revenue Series A
5.00%, 05/01/32	(Call 05/01/20)	630	713,387
State of North Carolina GO
Series 2013D
4.00%, 06/01/20		3,000	3,444,600
Series A
4.00%, 03/01/24	(PR 03/01/15)	830	845,961
5.00%, 03/01/15		2,130	2,182,803
5.00%, 03/01/16		530	567,863
5.00%, 09/01/16		1,125	1,230,323
5.00%, 03/01/17		1,185	1,319,320

Security		Principal (000s)	Value

Series B
5.00%, 04/01/15		$1,565	$1,610,182
5.00%, 06/01/16		535	579,207
5.00%, 06/01/17		400	449,176
5.00%, 06/01/19		1,000	1,183,760
Series C
4.00%, 05/01/20		1,500	1,716,360
4.00%, 05/01/21		1,000	1,152,020
5.00%, 05/01/19		1,000	1,181,650
5.00%, 05/01/22		2,050	2,525,866
Series E
5.00%, 05/01/19		2,000	2,363,300
State of North Carolina RB Federal Grant Revenue
5.25%, 03/01/20	(Call 03/01/19)	500	587,270
State of North Carolina RB Miscellaneous Revenue
Series A
5.00%, 05/01/29	(Call 05/01/20) (SAP)	1,500	1,736,655
Series B
5.00%, 11/01/18		1,000	1,167,030
5.00%, 11/01/23	(Call 11/01/21)	500	596,545
Series C
5.00%, 05/01/30	(Call 05/01/21)	1,000	1,139,540
State of North Carolina RB Transit Revenue
5.00%, 03/01/17		1,000	1,109,460
5.00%, 03/01/18		500	571,475
Town of Cary RB Water Revenue
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,144,460
University of North Carolina at Chapel Hill Board of Governors RB College & University Revenue
5.00%, 12/01/36	(Call 12/01/17)	1,180	1,317,800

			53,306,118
OHIO — 0.72%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues
Series A
5.00%, 02/15/38	(Call 02/15/18)	1,000	1,087,230
5.25%, 02/15/28	(Call 02/15/18)	1,000	1,116,550

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Cincinnati City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	$20	$25,175
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,268,440
City of Columbus GO
5.00%, 07/01/20		1,000	1,205,210
City of Columbus RB Sewer Revenue
Series A
5.00%, 06/01/27	(Call 12/01/17)	1,500	1,678,875
5.00%, 06/01/31	(Call 12/01/17)	20	22,147
Northeast Ohio Regional Sewer District RB Sewer Revenue
5.00%, 11/15/43	(Call 05/15/23)	1,000	1,133,410
Ohio State Turnpike Commission RB Highway Revenue Tolls
0.00%, 02/15/34	(Call 02/15/31)	1,000	783,780
5.00%, 02/15/48	(Call 02/15/23)	3,500	3,842,510
5.25%, 02/15/33	(Call 02/15/23)	1,000	1,138,970
Series A
5.00%, 02/15/31	(Call 02/15/20)	1,500	1,689,300
Series A-2
0.00%, 02/15/40		2,500	811,150
Ohio State University (The) RB College & University Revenue
Series A
4.00%, 06/01/43	(Call 06/01/23)	1,000	1,020,710
5.00%, 06/01/43	(Call 06/01/23)	2,000	2,243,680
State of Ohio GO
Series A
5.00%, 09/15/16		1,000	1,095,270
5.38%, 09/01/28	(Call 03/01/18)	1,970	2,247,297
Series C
5.00%, 09/15/15		500	525,270
5.00%, 09/15/21		1,500	1,827,630
State of Ohio RB Highway Revenue Tolls Series 2008-1
5.00%, 06/15/16		800	865,248

			25,627,852

Security		Principal (000s)	Value

OKLAHOMA — 0.19%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/27	(Call 06/01/18) (BHAC)	$500	$567,715
5.25%, 06/01/40	(Call 06/01/20)	500	580,375
Oklahoma Municipal Power Authority RB Electric Power & Light Revenues
Series A
4.00%, 01/01/47	(Call 01/01/23)	2,000	2,035,080
4.50%, 01/01/47	(Call 01/01/17) (NPFGC-FGIC)	750	760,898
Oklahoma Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/17		500	552,745
5.00%, 01/01/20		1,500	1,777,680
Series B
5.00%, 01/01/29	(Call 01/01/21)	500	579,065

			6,853,558
OREGON — 0.33%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/15		1,440	1,493,179
5.00%, 03/01/35	(Call 03/01/20)	1,000	1,141,850
Oregon State Department of Transportation RB Fuel Sales Tax Revenue Series A
4.50%, 11/15/32	(Call 11/15/17)	3,725	3,954,572
Oregon State Lottery RB Lottery Revenue Series C
5.00%, 04/01/24		1,000	1,247,220
State of Oregon GO Series A
4.50%, 08/01/32	(Call 08/01/17)	3,665	3,871,340

			11,708,161

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

PENNSYLVANIA — 3.23%
Allegheny County Sanitary Authority RB Sewer Revenue Series A
5.00%, 12/01/21	(Call 12/01/15) (NPFGC)	$1,000	$1,056,540
City of Philadelphia RB Port Airport & Marina Revenue Series A
5.00%, 06/15/40	(Call 06/15/20)	500	535,480
City of Philadelphia RB Water & Wastewater Revenue
5.25%, 12/15/14	(AMBAC)	1,025	1,038,141
Series B
4.75%, 11/01/31	(Call 11/01/17) (AMBAC)	300	324,504
Series C
5.00%, 08/01/17	(AGM)	370	416,701
5.00%, 08/01/40	(Call 08/01/20) (AGM)	1,000	1,083,470
Commonwealth of Pennsylvania GO
5.00%, 07/01/22		1,000	1,211,010
First Series
4.00%, 09/01/16		1,000	1,072,740
5.00%, 07/01/18		2,805	3,242,552
5.00%, 07/01/19		1,000	1,178,110
5.00%, 11/15/22	(Call 11/15/21)	2,600	3,113,604
5.00%, 11/15/24	(Call 11/15/21)	2,000	2,370,940
5.00%, 04/01/25	(Call 04/01/23)	2,500	2,989,975
5.00%, 10/01/26	(Call 10/01/16)	2,085	2,265,915
5.00%, 10/15/26	(Call 10/15/23)	1,000	1,196,610
5.00%, 06/01/27	(Call 06/01/22)	2,000	2,336,240
5.00%, 11/15/29	(Call 11/15/21)	500	582,695
Second Series
5.00%, 01/01/15		1,500	1,524,795
5.00%, 01/01/16		1,665	1,769,945
5.00%, 03/01/17		500	555,525
5.00%, 07/01/18		4,185	4,837,818
5.00%, 08/01/18	(Call 08/01/17)	1,000	1,125,610
5.00%, 01/01/19	(PR 01/01/16)	2,000	2,126,900
5.00%, 05/01/19		2,600	3,052,348
5.00%, 07/01/19		475	559,602
5.00%, 01/01/20	(PR 01/01/16)	3,900	4,147,455

Security		Principal (000s)	Value

5.00%, 05/01/20		$755	$898,027
5.00%, 07/01/20		1,355	1,615,837
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,770,165
5.00%, 07/01/21		500	601,815
5.00%, 01/01/26	(Call 01/01/16)	1,150	1,216,091
5.00%, 10/15/29	(Call 10/15/23)	2,000	2,348,660
Series A
5.00%, 02/15/17		500	554,675
Series T
5.00%, 07/01/22		1,700	2,058,717
Third Series
5.00%, 09/01/14	(AGM)	1,250	1,250,338
5.00%, 07/15/17		1,525	1,714,969
5.25%, 07/01/15		1,800	1,877,238
County of Chester GO
5.00%, 07/15/28	(Call 07/15/19)	1,410	1,621,401
Delaware River Port Authority RB Highway Revenue Tolls
5.00%, 01/01/33	(Call 01/01/24)	2,000	2,295,520
5.00%, 01/01/40	(Call 01/01/24)	1,500	1,682,940
Series D
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,085,610
5.00%, 01/01/40	(Call 01/01/20) (AGM)	500	537,470
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue Series A
5.50%, 08/01/28	(AMBAC)	610	729,347
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		920	957,711
5.00%, 07/01/16		940	1,021,319
5.00%, 07/01/18		4,000	4,632,200
5.00%, 07/01/19		3,500	4,139,660
Series B
5.00%, 07/01/21	(Call 01/01/18)	1,000	1,132,430
5.00%, 01/01/22	(Call 07/01/17)	500	559,815
5.00%, 07/01/22	(Call 07/01/16)	2,500	2,699,325
5.00%, 01/01/23	(Call 01/01/16)	1,000	1,058,720

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Pennsylvania Higher Educational Facilities Authority RB College & University Revenue Series A
5.00%, 05/01/31	(Call 05/01/21)	$700	$766,325
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16		1,000	1,082,310
Pennsylvania State Public School Building Authority RB Lease Revenue Series A
5.00%, 06/01/31	(Call 12/01/16) (AGM)	1,800	1,921,860
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
0.00%, 12/01/34	(Call 12/01/20)	500	520,200
0.00%, 12/01/37	(Call 12/01/35)	2,500	1,389,100
1.00%, 12/01/37	(Call 12/01/26)	2,000	1,503,480
5.00%, 12/01/42	(Call 12/01/21)	1,000	1,089,310
6.00%, 12/01/36	(Call 12/01/20)	1,500	1,765,140
Series A
5.00%, 12/01/34	(Call 12/01/14) (AMBAC)	1,250	1,262,675
5.00%, 12/01/37	(Call 12/01/22)	1,000	1,103,670
5.00%, 12/01/44	(Call 12/01/24)	1,000	1,121,850
5.25%, 12/01/32	(Call 12/01/14) (AMBAC)	1,000	1,010,780
Series A-1
5.00%, 06/01/38	(Call 06/01/18) (AGM)	500	525,615
Series B
5.00%, 12/01/24	(Call 12/01/19)	500	576,350
5.00%, 06/01/29	(Call 06/01/19)	2,000	2,228,260
5.25%, 06/01/24	(Call 06/01/19)	575	660,980
5.25%, 06/01/39	(Call 06/01/19)	2,780	3,098,060
5.75%, 06/01/39	(Call 06/01/19)	250	284,165
Series C
5.00%, 12/01/43	(Call 12/01/23)	1,000	1,110,150
Series D
5.13%, 12/01/40	(Call 12/01/19)	2,100	2,238,516

Security		Principal (000s)	Value

Series E
0.00%, 12/01/30	(Call 12/01/27)	$500	$534,810
0.00%, 12/01/38	(Call 12/01/27)	1,265	1,333,652
State Public School Building Authority RB Lease Appropriation
5.50%, 06/01/28	(AGM)	470	569,034
Westmoreland County Municipal Authority RB Water Revenue
5.00%, 08/15/37	(Call 08/15/23)	1,000	1,094,380

			114,565,897
RHODE ISLAND — 0.04%
Rhode Island Convention Center Authority RB Miscellaneous Revenue Series B
5.25%, 05/15/15	(NPFGC)	110	111,852
Rhode Island Economic Development Corp. SO Grant Anticipation Series A
5.25%, 06/15/19	(AGM)	1,200	1,407,492

			1,519,344
SOUTH CAROLINA — 1.18%
Charleston Educational Excellence Finance Corp. RB Lease Revenue
5.00%, 12/01/30	(Call 12/01/23)	2,000	2,342,260
City of Columbia RB Waterworks & Sewer System Revenue Series A
5.00%, 02/01/41	(Call 02/01/21)	500	552,475
Greenville County School District RB Lease Appropriation
4.63%, 12/01/20	(AGM)	1,000	1,170,150
5.00%, 12/01/27	(Call 12/01/16)	1,000	1,087,100
Piedmont Municipal Power Agency RB Electric Power & Light Revenues Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,168,020

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series A
5.00%, 01/01/17	(NPFGC)	$2,360	$2,603,127
5.50%, 01/01/38	(Call 01/01/19)	2,600	2,958,904
Series B
5.00%, 01/01/22	(Call 01/01/16) (NPFGC)	1,315	1,394,584
5.00%, 01/01/23	(Call 01/01/16) (NPFGC)	1,275	1,351,283
Series E
5.00%, 01/01/40	(Call 01/01/20)	1,450	1,568,958
South Carolina State Public Service Authority RB Nuclear Revenue
Series A
5.00%, 12/01/49	(Call 06/01/24)	2,000	2,187,600
5.50%, 12/01/54	(Call 06/01/24)	4,000	4,518,400
Series B
5.00%, 12/01/38	(Call 12/01/23)	2,020	2,242,503
Series E
5.00%, 12/01/48	(Call 12/01/23)	2,000	2,188,960
South Carolina State Public Service Authority RB Water Revenue Series C
5.00%, 12/01/36	(Call 12/01/21)	500	555,445
South Carolina Transportation Infrastructure Bank RB Miscellaneous Revenue
Series A
4.00%, 10/01/33	(Call 10/01/21)	1,000	1,045,240
5.25%, 10/01/40	(Call 10/01/19)	500	562,190
Series B
3.38%, 10/01/32	(Call 10/01/22)	1,000	966,690
3.63%, 10/01/33	(Call 10/01/22)	875	867,825
5.00%, 10/01/17		1,000	1,131,810
South Carolina Transportation Infrastructure Bank RB Transit Revenue Series B
5.25%, 10/01/14	(AMBAC)	1,500	1,506,870
State of South Carolina GO
Series A
4.00%, 06/01/15		2,550	2,625,123
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,114,650

Security		Principal (000s)	Value

5.00%, 03/01/15		$1,000	$1,024,790
5.00%, 06/01/17		1,850	2,077,439
5.00%, 06/01/18		1,000	1,157,350

			41,969,746
TENNESSEE — 0.49%
City of Memphis GO
5.00%, 10/01/15	(NPFGC)	1,250	1,315,937
5.25%, 10/01/17	(NPFGC)	1,000	1,141,260
Series D
5.00%, 07/01/21	(Call 07/01/20)	1,000	1,185,740
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/15		300	318,126
5.00%, 12/01/17		1,000	1,139,250
County of Shelby GO Series A
5.00%, 03/01/24		1,000	1,243,850
Metropolitan Government of Nashville & Davidson County GO
5.00%, 07/01/19		750	885,908
5.00%, 01/01/20	(PR 01/01/18)	1,000	1,142,370
5.00%, 07/01/23	(Call 07/01/22)	1,000	1,215,840
Series D
5.00%, 07/01/16		1,500	1,629,765
Metropolitan Government of Nashville & Davidson County RB Electric Power & Light Revenues Series A
5.00%, 05/15/36	(Call 05/15/21)	1,025	1,166,296
State of Tennessee GO
Series A
4.00%, 08/01/17		3,485	3,834,441
5.00%, 08/01/21		1,000	1,221,580

			17,440,363

TEXAS — 8.47%
Alvin Independent School District GO
Series B
3.00%, 02/15/33	(PSF)	2,000	2,149,920
3.00%, 02/15/36	(PSF)	1,000	1,062,630

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Austin Grand Parkway Toll Road Authority RB Highway Revenue Tolls
Series A
5.50%, 04/01/53	(Call 10/01/23)	$1,500	$1,680,915
Series B
0.00%, 10/01/45	(Call 10/01/28)	2,000	1,464,860
5.00%, 04/01/53	(Call 10/01/23)	6,000	6,548,820
Central Texas Regional Mobility Authority RB Highway Revenue Tolls
6.00%, 01/01/41	(Call 01/01/21)	1,000	1,133,680
Series A
5.00%, 01/01/43	(Call 01/01/23)	2,500	2,662,875
City of Austin RB Electric Power & Light Revenues
5.00%, 11/15/40	(Call 11/15/22)	1,000	1,100,200
City of Austin RB Water & Wastewater Revenue
5.00%, 11/15/37	(Call 11/15/22)	1,000	1,132,110
5.00%, 11/15/39	(Call 05/15/24)	1,000	1,145,590
5.00%, 11/15/41	(Call 11/15/21)	1,000	1,112,320
Series A
5.00%, 11/15/39	(Call 11/15/19)	1,000	1,116,940
City of Brownsville RB Multiple Utility Revenue
Series A
5.00%, 09/01/31	(PR 09/01/15) (AMBAC)	345	361,708
5.00%, 09/01/31	(Call 09/01/15) (AMBAC)	155	160,473
City of Dallas GOL
Series A
5.00%, 02/15/18	(ETM)	5	5,738
5.00%, 02/15/18		1,595	1,830,167
5.00%, 02/15/20	(ETM)	5	5,953
5.00%, 02/15/20		645	769,769
City of Dallas RB Water Revenue
5.00%, 10/01/14	(AMBAC)	275	276,210
5.00%, 10/01/15	(AMBAC)	1,200	1,263,768
5.00%, 10/01/17	(AMBAC)	750	851,700
5.00%, 10/01/39	(Call 10/01/20)	850	973,182
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,680,090

Security		Principal (000s)	Value

City of Houston GO Series A
5.00%, 03/01/15		$1,500	$1,537,035
City of Houston GOL
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	560	587,121
Series A
5.00%, 03/01/18		2,100	2,408,028
5.00%, 03/01/19	(Call 03/01/18)	500	569,545
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	190	199,202
5.00%, 03/01/27	(Call 03/01/19)	1,000	1,148,720
5.25%, 03/01/28	(Call 03/01/18)	1,235	1,404,467
City of Houston RB Multiple Utility Revenue Series A
5.25%, 11/15/17	(AGM)	825	945,326
City of Houston RB Port Airport & Marina Revenue
Series A
5.50%, 07/01/34	(Call 07/01/18)	750	854,723
5.50%, 07/01/39	(Call 07/01/18)	1,485	1,684,658
Series B
5.00%, 07/01/31	(Call 07/01/22)	1,500	1,702,515
5.00%, 07/01/32	(Call 07/01/22)	1,000	1,132,030
City of Houston RB Sewer Revenue
Series A
5.25%, 11/15/31	(Call 11/15/20)	1,000	1,179,110
Series E
5.00%, 11/15/16		1,000	1,101,330
City of Houston RB Utility Revenue Series B
5.00%, 11/15/43	(Call 11/15/23)	1,000	1,133,190
City of Houston RB Water Revenue
Series A
5.00%, 11/15/36	(Call 11/15/17) (AGM)	4,500	4,954,815
6.00%, 11/15/36	(Call 05/15/19) (AGM)	1,000	1,187,660
Series C
5.00%, 11/15/18		750	875,767
Series D
5.00%, 11/15/21		890	1,081,955
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,147,690
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,136,650

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

City of Houston Utility System Revenue RB Sewer Revenue Series C
5.00%, 05/15/26	(Call 05/15/24)	$3,000	$3,652,140
City of San Antonio GO
5.00%, 02/01/19		500	586,565
City of San Antonio Public Facilities Corp. RB Lease Appropriation
4.00%, 09/15/32	(Call 09/15/22)	1,500	1,571,475
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16		500	533,695
5.00%, 02/01/23		2,000	2,449,560
5.00%, 02/01/32	(PR 02/01/17)	40	44,412
5.00%, 02/01/48	(Call 02/01/23)	2,500	2,756,100
5.25%, 02/01/25		1,370	1,737,502
5.38%, 02/01/15		2,680	2,739,523
Series A
5.00%, 02/01/24	(PR 02/01/15)	3,150	3,214,039
5.00%, 02/01/25	(PR 02/01/16)	3,500	3,735,445
Series D
5.00%, 02/01/17		1,250	1,386,150
5.00%, 02/01/18		1,000	1,145,070
5.00%, 02/01/19		500	585,855
City of San Antonio RB Water Revenue
4.50%, 05/15/37	(Call 05/15/17) (NPFGC-FGIC)	1,300	1,342,471
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,184,240
City Public Service Board of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/44	(Call 02/01/24)	2,000	2,271,620
Clear Creek Independent School District GO Series B
3.00%, 02/15/35		2,000	2,127,680
County of Fort Bend GOL
4.75%, 03/01/31	(Call 03/01/17) (NPFGC)	1,485	1,592,054
County of Harris GO
Series A
5.00%, 10/01/24	(Call 10/01/22)	1,410	1,706,283

Security		Principal (000s)	Value

Series B
5.00%, 10/01/25	(Call 10/01/16)	$400	$435,056
County of Harris GOL Series A
5.25%, 10/01/24	(PR 10/01/14)	3,000	3,013,710
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/38	(Call 08/15/19)	1,000	1,132,190
Series C
5.00%, 08/15/24	(Call 08/15/19)	500	582,190
5.00%, 08/15/30	(Call 08/15/22)	3,000	3,438,090
5.00%, 08/15/49	(Call 08/15/19)	1,000	1,127,170
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30	(Call 02/15/17) (PSF)	2,800	3,067,204
5.00%, 02/15/35	(Call 02/15/17) (PSF)	1,200	1,309,296
Series B-3
2.00%, 02/15/44	(PSF)	2,000	2,031,600
Dallas Area Rapid Transit RB Sales Tax Revenue
5.00%, 12/01/33	(Call 12/01/18)	250	281,103
5.00%, 12/01/36	(Call 12/01/16) (AMBAC)	4,735	5,097,085
5.25%, 12/01/29	(AMBAC)	1,050	1,349,397
5.25%, 12/01/43	(Call 12/01/18)	1,000	1,128,460
Dallas Area Rapid Transit RB Transit Revenue
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,123,460
Dallas Independent School District GO
5.00%, 08/15/28	(Call 08/15/22) (PSF)	1,000	1,183,710
5.00%, 08/15/29	(Call 08/15/22) (PSF)	500	588,935
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue
Series A
5.00%, 11/01/16		500	548,580
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,086,040
5.00%, 11/01/45	(Call 11/01/20)	500	542,150
5.25%, 11/01/38	(Call 11/01/20)	500	554,090

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series B
5.00%, 11/01/32	(Call 11/01/20)	$1,000	$1,122,690
5.00%, 11/01/38	(Call 11/01/22)	1,000	1,111,020
5.00%, 11/01/44	(Call 11/01/22)	1,500	1,663,140
Series C
5.00%, 11/01/45	(Call 11/01/21)	1,000	1,096,360
Series D
5.00%, 11/01/33	(Call 11/01/23)	1,000	1,135,250
Series F
5.13%, 11/01/25	(Call 11/01/23)	1,000	1,192,670
Series G
5.00%, 11/01/33	(Call 11/01/20)	2,000	2,220,340
Fort Bend Grand Parkway Toll Road Authority RB Highway Revenue Tolls
5.00%, 03/01/37	(Call 03/01/22)	1,000	1,117,140
Grand Prairie Independent School District GO
5.00%, 02/15/37	(Call 02/15/17)	1,000	1,081,190
Harris County Flood Control District GOL
Series A
5.25%, 10/01/21	(ETM)	285	351,758
5.25%, 10/01/21		715	883,561
Harris County Flood Control District RB Miscellaneous Revenue
Series A
5.00%, 10/01/34	(Call 10/01/20)	1,500	1,717,380
Harris County Metropolitan Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/36	(Call 11/01/21)	1,000	1,131,770
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,125,350
Houston Community College District GOL
5.00%, 02/15/43	(Call 02/15/23)	2,000	2,257,080
Houston Independent School District GO
Series B
5.00%, 02/15/24	(Call 02/15/17) (PSF)	500	550,450

Security		Principal (000s)	Value

Houston Independent School District GOL
5.00%, 02/15/22	(Call 02/15/17) (PSF)	$1,750	$1,931,107
Klein Independent School District GO
Series A
5.00%, 08/01/38	(Call 08/01/18) (PSF)	240	267,838
Leander Independent School District GO
Series D
0.00%, 08/15/36	(Call 08/15/24) (PSF)	4,000	1,484,600
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/40	(Call 05/15/20)	1,500	1,599,480
5.25%, 01/01/15	(ETM)	1,310	1,332,624
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,190,820
Lower Colorado River Authority RB Miscellaneous Revenue
5.75%, 05/15/28	(PR 05/15/15)	865	899,522
5.75%, 05/15/28	(Call 05/15/15)	75	77,504
Series A
6.25%, 05/15/28	(PR 05/15/18)	10	11,977
6.25%, 05/15/28	(Call 05/15/18)	1,490	1,733,913
Midland County Fresh Water Supply District No. 1 RB Water Revenue
Series A
0.00%, 09/15/34	(Call 09/15/27)	1,250	523,538
North East Independent School District GO
5.25%, 02/01/27	(PSF)	530	681,363
Series A
5.00%, 08/01/37	(Call 08/01/17) (PSF)	500	547,700
North Texas Municipal Water District RB Water Revenue
5.00%, 09/01/20		100	119,984
5.00%, 09/01/31	(Call 09/01/16) (NPFGC)	1,050	1,127,458

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

5.00%, 09/01/35	(Call 09/01/16) (NPFGC)	$1,750	$1,871,765
5.00%, 09/01/38	(Call 09/01/18)	1,700	1,903,252
North Texas Tollway Authority RB Highway Revenue Tolls
0.00%, 09/01/43	(Call 09/01/31)	500	427,070
5.75%, 01/01/38	(Call 01/01/18)	5,120	5,703,629
6.00%, 01/01/34	(Call 01/01/21)	1,000	1,180,820
6.00%, 01/01/38	(Call 01/01/19) (AGC-ICC)	500	579,100
6.00%, 01/01/43	(Call 01/01/21)	250	291,578
Series A
5.50%, 09/01/36	(Call 09/01/21)	2,500	2,907,700
6.00%, 01/01/28	(Call 01/01/19)	1,010	1,187,184
6.25%, 01/01/39	(Call 01/01/19)	1,000	1,163,540
Series B
0.00%, 09/01/37	(Call 09/01/31)	1,600	499,616
0.00%, 09/01/43	(Call 09/01/31)	2,500	484,200
5.00%, 01/01/38	(Call 01/01/21)	1,000	1,076,320
5.00%, 01/01/42	(Call 01/01/22)	6,850	7,431,154
Series C
0.00%, 09/01/45	(Call 09/01/31)	500	468,745
5.25%, 01/01/44	(Call 01/01/19)	2,300	2,441,588
6.00%, 01/01/25	(Call 01/01/19)	1,000	1,163,610
Series D
5.00%, 09/01/24	(Call 09/01/21)	700	838,824
5.00%, 09/01/32	(Call 09/01/21)	4,970	5,654,369
Series K-1
5.75%, 01/01/38	(Call 01/01/19) (AGM)	500	572,830
North Texas Tollway Authority RB Miscellaneous Revenue
Series A
5.13%, 01/01/28	(Call 01/01/18) (NPFGC)	9,310	10,244,910
Series D
0.00%, 01/01/31	(AGM)	965	490,876
0.00%, 01/01/34	(AGM)	2,900	1,268,924
Series E-3
5.75%, 01/01/38		1,150	1,226,923
Pharr-San Juan-Alamo Independent School District GO
5.00%, 02/01/38	(Call 02/01/18) (PSF)	300	331,182

Security		Principal (000s)	Value

Plano Independent School District GO
Series A
5.25%, 02/15/34	(Call 02/15/18)	$1,700	$1,903,456
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	567,520
San Antonio Independent School District GO
5.00%, 08/15/23	(Call 08/15/15) (PSF)	975	1,018,914
San Antonio Public Facilities Corp. RB Lease Appropriation
4.00%, 09/15/42	(Call 09/15/22)	2,000	2,024,700
State of Texas GO
4.00%, 10/01/33	(Call 04/01/24)	1,200	1,290,000
4.50%, 04/01/33	(PR 04/01/17)	105	115,862
4.50%, 04/01/33	(Call 04/01/17)	2,765	2,967,343
4.75%, 04/01/35	(PR 04/01/15)	5,600	5,752,096
5.00%, 10/01/16		1,000	1,098,340
5.00%, 10/01/21		2,000	2,447,220
5.00%, 04/01/26	(PR 04/01/18)	95	109,417
5.00%, 04/01/26	(Call 04/01/18)	955	1,079,656
5.00%, 04/01/26	(PR 04/01/15)	2,025	2,082,976
5.00%, 04/01/27	(PR 04/01/18)	115	132,452
5.00%, 04/01/27	(Call 04/01/18)	1,185	1,333,457
5.00%, 10/01/27	(Call 04/01/24)	4,000	4,877,400
5.00%, 04/01/28	(PR 04/01/16)	1,000	1,074,860
5.00%, 04/01/30	(PR 04/01/16)	2,850	3,063,351
5.00%, 04/01/36	(Call 04/01/22)	1,500	1,725,270
5.00%, 04/01/42	(Call 04/01/22)	3,000	3,391,410
Series A
5.00%, 04/01/33	(Call 04/01/17)	3,800	4,147,358
Tarrant Regional Water District RB Water Revenue
5.00%, 03/01/37	(Call 03/01/22)	1,500	1,692,750
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 01/01/16		500	532,145
5.00%, 01/01/17	(PR 01/01/16)	1,000	1,063,450
5.00%, 07/01/17	(PR 01/01/16)	1,500	1,595,175

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series B
4.00%, 01/01/19	(Call 07/01/15)	$8,500	$8,758,145
5.00%, 07/01/18	(PR 07/01/15)	4,030	4,194,142
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/15		300	307,779
5.00%, 04/01/23	(PR 04/01/16)	500	537,260
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/16		500	537,595
5.00%, 04/01/25	(PR 04/01/16)	500	537,260
5.00%, 04/01/27	(Call 04/01/17)	4,650	5,139,691
Series A
4.75%, 04/01/17		1,800	1,998,270
5.00%, 04/01/17		800	893,256
5.00%, 08/15/41	(Call 08/15/22)	5,000	5,415,900
Series B
1.25%, 08/15/42	(Call 02/15/15)	1,500	1,504,170
Texas State Transportation Commission RB Miscellaneous Revenue
5.00%, 04/01/20	(PR 04/01/16)	595	639,339
Texas State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 08/15/21	(AMBAC)	500	424,900
Texas Transportation Commission State Highway Fund RB Fuel Sales Tax Revenue
Series A
5.00%, 04/01/21		2,000	2,427,160
5.00%, 04/01/24		4,000	5,010,560
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/27	(Call 07/15/17)	250	277,973
University of Texas System Board of Regents RB College & University Revenue
5.00%, 07/01/41	(Call 07/01/23)	2,000	2,293,420

Security		Principal (000s)	Value

Series A
5.00%, 08/15/22		$1,000	$1,235,450
Series B
5.00%, 08/15/43	(Call 08/15/22)	1,000	1,136,900

			300,494,584
UTAH — 0.42%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/21	(Call 07/01/18)	1,000	1,146,770
State of Utah GO
Series A
5.00%, 07/01/16		500	543,155
5.00%, 07/01/17		685	771,571
5.00%, 07/01/22	(Call 07/01/21)	1,040	1,259,575
Series C
5.00%, 07/01/15		3,175	3,305,429
University of Utah State Board of Regents RB College & University Revenue
Series A
5.00%, 08/01/43	(Call 08/01/23)	1,000	1,137,890
Utah Transit Authority RB Sales Tax Revenue
5.00%, 06/15/42	(Call 06/15/22)	1,480	1,606,037
Series A
5.00%, 06/15/28	(Call 06/15/18)	1,275	1,437,473
5.00%, 06/15/32	(Call 06/15/18) (AGM)	1,500	1,671,810
5.00%, 06/15/36	(Call 06/15/18) (AGM)	1,900	2,114,662

			14,994,372
VIRGINIA — 0.66%
City of Richmond RB Water Revenue
Series A
5.00%, 01/15/43	(Call 01/15/23)	2,000	2,275,260
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18		500	578,675
5.00%, 06/01/19		500	591,880

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

County of Fairfax GO
Series B
5.00%, 04/01/23	(SAW)	$1,000	$1,243,700
Series C
5.00%, 10/01/16	(SAW)	425	466,327
5.00%, 10/01/17	(SAW)	2,360	2,679,615
County of Loudoun GO Series B
5.00%, 11/01/19		500	596,365
Hampton Roads Sanitation District RB Sewer Revenue
5.00%, 04/01/38	(Call 04/01/18)	375	415,249
Upper Occoquan Sewage Authority RB Sewer Revenue Series A
5.15%, 07/01/20	(NPFGC)	1,000	1,145,690
Virginia College Building Authority RB College & University Revenue
5.00%, 09/01/20		900	1,076,994
Virginia Commonwealth Transportation Board RB Fuel Sales Tax Revenue
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,167,920
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/14		1,000	1,004,390
Virginia Commonwealth Transportation Board RB Transit Revenue
4.00%, 05/15/29	(Call 05/15/21) (SAP)	1,000	1,074,190
5.00%, 05/15/27	(Call 05/15/21) (SAP)	500	583,995
5.00%, 05/15/33	(Call 05/15/21) (SAP)	1,000	1,147,960
5.00%, 05/15/34	(Call 05/15/21) (SAP)	1,000	1,148,770
Virginia Public School Authority RB Miscellaneous Revenue
5.00%, 08/01/23	(Call 08/01/22) (GOI)	1,000	1,211,710

Security		Principal (000s)	Value

Series C
5.00%, 08/01/15	(SAW)	$680	$710,532
5.00%, 08/01/17	(SAW)	1,345	1,516,097
5.00%, 08/01/18	(SAW)	1,740	2,018,661
5.00%, 08/01/19	(SAW)	750	887,775

			23,541,755
WASHINGTON — 2.79%
Central Puget Sound Regional Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/32	(Call 11/01/17) (AGM)	1,400	1,543,192
5.00%, 11/01/36	(Call 11/01/17)	3,150	3,466,008
City of Seattle RB Electric Power & Light Revenues
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,357,368
Series B
5.00%, 02/01/21	(Call 02/01/20)	500	591,840
5.00%, 02/01/22	(Call 02/01/20)	1,000	1,166,640
5.00%, 02/01/24	(Call 02/01/20)	500	580,235
City of Tacoma RB Electric Power & Light Revenues Series A
4.00%, 01/01/42	(Call 07/01/23)	1,000	1,014,860
County of King GOL
4.75%, 01/01/34	(Call 01/01/18)	900	981,360
County of King RB Sewer Revenue
5.00%, 01/01/38	(Call 01/01/18)	4,600	5,062,254
5.00%, 01/01/45	(Call 07/01/20)	1,000	1,088,460
5.00%, 01/01/52	(Call 01/01/22)	1,000	1,099,690
5.13%, 01/01/41	(Call 01/01/21)	500	573,245
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/15		250	260,225
5.00%, 07/01/17		1,800	2,022,588
5.00%, 07/01/19		1,365	1,610,222
5.00%, 07/01/21		1,000	1,207,920
5.00%, 07/01/22	(Call 07/01/21)	500	599,680
5.00%, 07/01/23	(Call 07/01/21)	2,000	2,387,380
5.25%, 07/01/16		580	632,606

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

5.25%, 07/01/18		$125	$145,780
5.50%, 07/01/15		1,000	1,045,090
Energy Northwest RB Nuclear Revenue
5.00%, 07/01/22	(PR 07/01/16)	310	336,220
5.00%, 07/01/22	(Call 07/01/16)	690	747,298
5.00%, 07/01/23		1,000	1,227,390
5.00%, 07/01/24	(PR 07/01/16)	745	808,012
5.00%, 07/01/24	(Call 07/01/16)	1,625	1,760,736
Series A
5.00%, 07/01/18		1,000	1,156,820
5.00%, 07/01/20		1,950	2,327,773
Series C
5.00%, 07/01/28	(Call 07/01/24)	1,000	1,202,800
FYI Properties RB Lease Non-Terminable
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,137,540
NJB Properties RB Lease Revenue Series A
5.00%, 12/01/36	(Call 12/01/16) (GTD)	1,000	1,071,160
Port of Seattle RB Port Airport & Marina Revenue Series A
5.00%, 08/01/31	(Call 08/01/22)	1,500	1,718,070
Snohomish County School District No. 201 GO
5.25%, 12/01/27	(Call 12/01/18) (GTD)	500	576,785
State of Washington GO
5.00%, 07/01/24		2,000	2,476,980
5.00%, 07/01/25	(Call 07/01/24)	1,500	1,844,385
Series 2014A
5.00%, 08/01/35	(Call 08/01/23)	1,500	1,728,210
Series A
5.00%, 07/01/25	(Call 07/01/18)	1,330	1,517,650
5.00%, 07/01/27	(Call 07/01/18)	4,750	5,404,835
5.00%, 07/01/31	(Call 07/01/18)	3,400	3,819,968
5.00%, 08/01/33	(Call 08/01/23)	2,800	3,247,328
5.00%, 08/01/35	(Call 08/01/21)	500	571,170
Series C
5.00%, 01/01/27	(PR 01/01/18)	1,000	1,144,510
5.00%, 01/01/28	(Call 01/01/18)	1,000	1,121,190
5.00%, 06/01/41	(Call 06/01/21)	5,000	5,574,800

Security		Principal (000s)	Value

Series D
5.00%, 02/01/34	(Call 02/01/22)	$1,000	$1,136,450
Series E
5.00%, 01/01/31	(PR 01/01/16) (AMBAC)	1,500	1,595,175
5.00%, 02/01/31	(Call 02/01/19)	1,500	1,707,915
Series R
5.00%, 07/01/19		1,500	1,771,035
5.00%, 07/01/20		2,000	2,392,400
5.00%, 01/01/21	(Call 01/01/15) (AMBAC)	2,685	2,728,363
Series R-2006A
5.00%, 07/01/15	(AMBAC)	750	780,743
5.00%, 07/01/19	(Call 07/01/15) (AMBAC)	2,455	2,553,936
Series R-2011C
5.00%, 07/01/16		400	434,604
5.00%, 07/01/17		350	393,281
Series R-2012C
5.00%, 07/01/20		1,000	1,196,200
5.00%, 07/01/24	(Call 07/01/22)	2,000	2,409,140
5.00%, 07/01/25	(Call 07/01/22)	1,000	1,195,020
5.00%, 07/01/26	(Call 07/01/22)	1,500	1,782,450
State of Washington RB Appropriations
5.00%, 09/01/24	(Call 09/01/23)	2,000	2,376,080
State of Washington RB Federal Grant Revenue
5.00%, 09/01/18		1,125	1,302,503
5.00%, 09/01/21		1,000	1,195,910
University of Washington RB College & University Revenue Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,125,360

			99,034,838
WEST VIRGINIA — 0.06%
State of West Virginia GO
5.00%, 06/01/15	(NPFGC-FGIC)	1,000	1,036,780
West Virginia University Board of Governors RB College & University Revenue Series B
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,126,840

			2,163,620

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

WISCONSIN — 0.84%
State of Wisconsin GO
Series 1
5.00%, 05/01/16	(AMBAC)	$550	$593,279
5.00%, 05/01/17		2,500	2,795,675
5.00%, 05/01/18	(Call 05/01/15) (NPFGC)	3,000	3,098,070
5.00%, 05/01/21		500	604,025
Series 2
5.00%, 11/01/20		1,500	1,807,980
5.00%, 11/01/22	(Call 11/01/21)	2,000	2,432,740
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,194,330
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,000	1,078,690
Series B
5.00%, 05/01/22	(Call 05/01/21)	1,500	1,811,715
State of Wisconsin RB General Fund
Series A
5.38%, 05/01/25	(Call 05/01/19) (SAP)	2,050	2,406,987
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,470	1,737,790
5.75%, 05/01/33	(Call 05/01/19) (SAP)	2,400	2,831,232
6.00%, 05/01/36	(Call 05/01/19) (SAP)	3,100	3,685,497
6.25%, 05/01/37	(Call 05/01/19) (SAP)	1,000	1,202,530
State of Wisconsin RB Transit Revenue Series A
5.00%, 07/01/20	(AGM)	2,000	2,402,320

			29,682,860

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $3,318,958,026)			3,493,646,574

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.79%

MONEY MARKET FUNDS — 0.79%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	27,888	$27,888,496

		27,888,496

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,888,496)		27,888,496

TOTAL INVESTMENTS IN SECURITIES — 99.27%
(Cost: $3,346,846,522)		3,521,535,070
Other Assets, Less Liabilities — 0.73%		25,851,475

NET ASSETS — 100.00%		$3,547,386,545

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC-ICC  —  Assured Guaranty Corp. — Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

HERBIP  —  Higher Education Revenue Bond Intercept Program

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 99.28%

ALABAMA — 0.13%
Alabama Public School & College Authority RB Sales Tax Revenue
Series A
5.00%, 05/01/18		$1,000	$1,151,830

			1,151,830
ALASKA — 0.03%
City of Anchorage GO
Series B
5.25%, 12/01/16	(AMBAC)	265	293,901

			293,901

ARIZONA — 0.93%
City of Mesa RB Multiple Utility Revenue
4.00%, 07/01/17	(AGM)	50	54,734
5.25%, 07/01/16	(NPFGC)	135	147,192
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	165	179,901
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/15		1,000	1,040,900
5.00%, 07/01/17		1,280	1,438,285
5.00%, 07/01/18		1,000	1,155,990
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series B
4.00%, 01/01/15		1,360	1,378,006
4.00%, 01/01/17		275	297,822
4.00%, 01/01/18		2,375	2,634,849

			8,327,679

CALIFORNIA — 16.78%
Bay Area Toll Authority RB Highway Revenue Tolls
Series A
1.00%, 04/01/47	(Call 10/01/16)	2,000	2,012,160
Series B
1.50%, 04/01/47	(Call 10/01/17)	3,400	3,446,308
Series C
1.88%, 04/01/47	(Call 10/01/18)	3,600	3,679,272

Security		Principal (000s)	Value

Series C-2
1.45%, 04/01/45	(Call 02/01/17)	$750	$760,425
Series F
5.00%, 04/01/15		860	884,983
5.00%, 04/01/31	(PR 04/01/16)	2,500	2,686,300
Series F-1
5.00%, 04/01/17		750	838,462
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/15	(NPFGC-FGIC)	1,000	1,020,760
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/17		530	593,780
5.00%, 05/01/17	(AGM)	540	604,984
Series K
5.00%, 05/01/18		4,475	5,169,744
Series L
4.00%, 05/01/15		100	102,609
5.00%, 05/01/15		2,695	2,783,396
5.00%, 05/01/16		2,370	2,557,183
5.00%, 05/01/17		2,250	2,520,765
5.00%, 05/01/19		3,555	4,219,216
Series M
4.00%, 05/01/16		500	531,240
4.00%, 05/01/19		300	342,357
5.00%, 05/01/15		4,000	4,131,200
5.00%, 05/01/16		875	944,107
Series N
5.00%, 05/01/18		400	462,100
California State Department of Water Resources RB Water Revenue
Series AJ
5.00%, 12/01/16		500	553,020
California State Public Works Board RB Lease Abatement
Series J
5.00%, 01/01/19	(Call 01/01/16) (AMBAC)	300	318,615

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

California State Public Works Board RB Lease Revenue
Series J
5.25%, 01/01/16	(AMBAC)	$1,195	$1,274,814
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	(AMBAC)	195	191,833
City & County of San Francisco GO
5.00%, 06/15/15		3,705	3,850,051
City of Long Beach Harbor Revenue RB Port Airport & Marina Revenue
Series C
5.00%, 11/15/18		1,750	2,052,960
East Bay Municipal Utility District RB Water Revenue
Series B
5.00%, 06/01/16		500	541,850
Grossmont-Cuyamaca Community College District GO
Series B
5.00%, 08/01/29	(PR 08/01/15) (FGIC)	1,000	1,044,690
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/17		105	118,178
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		1,350	1,524,298
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16		400	435,144
5.00%, 07/01/17		1,000	1,127,590
Series C
4.00%, 01/01/16	(Call 10/01/15)	1,500	1,563,150
5.00%, 01/01/16	(Call 10/01/15)	2,835	2,985,170

Security		Principal (000s)	Value

Los Angeles Unified School District GO
Series A
3.00%, 07/01/16		$1,500	$1,575,345
Series A-1
5.50%, 07/01/17	(FGIC)	480	547,123
5.50%, 07/01/18	(FGIC)	1,190	1,402,010
Series B
5.00%, 07/01/16	(AGM)	705	766,124
5.00%, 07/01/18		500	579,640
Series C
5.00%, 07/01/19		1,000	1,184,310
Metropolitan Water District of Southern California RB Water Revenue
Series B-3
5.00%, 10/01/29	(PR 10/01/14) (NPFGC)	810	813,515
Series C
5.00%, 07/01/17		1,000	1,128,810
New Haven Unified School District GO
5.00%, 08/01/18	(AGM)	200	230,802
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16	(NPFGC)	1,000	1,084,580
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35	(PR 12/01/14) (AMBAC)	1,300	1,316,198
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.38%, 08/15/15	(AGM)	2,500	2,578,450
5.00%, 08/15/17	(AGM)	100	113,156
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series B
5.00%, 05/15/15		375	388,148
5.00%, 05/15/16		500	541,655

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/16	(ETM)	$1,000	$998,130
0.00%, 01/01/17	(ETM)	380	375,763
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	500	498,035
State of California Department of Water Resources RB Electric Power & Light Revenues
Series N
5.00%, 05/01/19		200	237,368
State of California GO
3.00%, 09/01/16		1,645	1,732,596
3.25%, 10/01/16		1,125	1,192,961
4.00%, 04/01/15		300	306,876
4.00%, 08/01/15		1,225	1,268,769
4.00%, 10/01/15		325	338,627
4.00%, 04/01/17		300	326,934
4.00%, 12/01/26	(Call 06/01/16)	1,065	1,132,414
4.00%, 12/01/27	(Call 06/01/17)	1,500	1,633,905
4.25%, 04/01/16		645	685,777
5.00%, 09/01/14		5,000	5,001,350
5.00%, 02/01/15		1,300	1,326,871
5.00%, 03/01/15		1,180	1,209,193
5.00%, 04/01/15		1,680	1,728,401
5.00%, 06/01/15		200	207,386
5.00%, 11/01/15		3,360	3,550,210
5.00%, 12/01/15		2,000	2,120,920
5.00%, 02/01/16		250	266,873
5.00%, 03/01/16		800	856,984
5.00%, 04/01/16		215	231,112
5.00%, 06/01/16	(SGI)	1,000	1,082,290
5.00%, 08/01/16		1,200	1,307,484
5.00%, 09/01/16		1,000	1,093,190
5.00%, 10/01/16		1,000	1,096,800
5.00%, 11/01/16	(AMBAC)	790	869,292
5.00%, 12/01/16		250	275,983
5.00%, 02/01/17		2,000	2,217,160
5.00%, 03/01/17		2,000	2,136,420
5.00%, 04/01/17		1,750	1,951,600

Security		Principal (000s)	Value

5.00%, 09/01/17		$1,000	$1,131,170
5.00%, 10/01/17		585	663,554
5.00%, 02/01/18		3,905	4,474,818
5.00%, 04/01/18		2,000	2,303,140
5.00%, 11/01/18		1,000	1,169,720
5.00%, 12/01/18		1,000	1,172,140
5.00%, 02/01/19		3,885	4,565,302
5.00%, 04/01/19		1,000	1,179,960
5.50%, 04/01/18		1,600	1,870,800
5.50%, 04/01/19		1,500	1,802,760
6.00%, 02/01/18	(AMBAC)	1,245	1,470,582
Series A
4.00%, 07/01/16		930	993,231
5.00%, 07/01/15	(Call 09/04/14) (NPFGC)	915	915,540
5.00%, 07/01/16		1,095	1,189,301
5.00%, 07/01/17		1,000	1,127,290
5.00%, 07/01/18		3,775	4,387,192
5.00%, 07/01/19		3,190	3,796,228
University of California Regents RB College & University Revenue
Series AF
5.00%, 05/15/15		3,345	3,462,510
5.00%, 05/15/18		750	868,942

			149,924,434
COLORADO — 1.12%
Colorado Department of Transportation RB Highway Revenue Tolls
5.00%, 12/15/16		1,000	1,105,300
Series B
5.00%, 12/15/15		3,060	3,250,822
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/15	(NPFGC)	800	834,168
E-470 Public Highway Authority RB Highway Revenue Tolls
Series B
0.00%, 09/01/16	(NPFGC)	130	126,035

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Regional Transportation District RB Sales Tax Revenue
Series A
5.00%, 11/01/28	(PR 11/01/16) (AMBAC)	$2,125	$2,336,820
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	500	549,840
5.00%, 11/01/36	(PR 11/01/16) (AMBAC)	1,655	1,819,970

			10,022,955
CONNECTICUT — 1.94%
Connecticut State Health & Educational Facility Authority RB College & University Revenue
Series A
0.80%, 07/01/48	(MT 07/26/17)	1,500	1,504,155
State of Connecticut GO
5.00%, 12/15/17	(Call 12/15/16)	750	828,435
Series A
2.00%, 10/15/15		2,425	2,475,319
5.00%, 01/01/16		1,500	1,594,755
5.00%, 10/15/17		1,000	1,134,860
5.00%, 10/15/18		1,000	1,161,990
Series B
5.00%, 05/01/17		1,045	1,168,393
5.25%, 06/01/19	(AMBAC)	500	593,615
Series C
4.00%, 06/01/15		2,010	2,069,275
5.00%, 12/01/15		500	530,185
5.50%, 12/15/14		790	802,703
Series D
5.00%, 11/01/18		2,000	2,326,320
State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/16		335	357,375
5.00%, 02/01/17		360	398,840
5.00%, 02/01/18		300	342,861

			17,289,081
DELAWARE — 0.28%
State of Delaware GO
Series 2009C
5.00%, 10/01/15		285	300,065

Security		Principal (000s)	Value

5.00%, 10/01/16		$2,000	$2,194,480

			2,494,545
DISTRICT OF COLUMBIA — 0.06%
District of Columbia GO
Series B
5.00%, 06/01/17	(AMBAC)	455	509,650

			509,650
FLORIDA — 1.93%
City of Gainesville RB Multiple Utility Revenue
Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	2,025	2,131,009
County of Miami-Dade RB Water & Sewer Revenue
Series B
5.00%, 10/01/14	(AGM)	1,000	1,004,360
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		1,945	2,022,703
5.00%, 07/01/16		2,100	2,277,618
Florida State Board of Education GO
Series A
5.00%, 01/01/15		570	579,439
5.00%, 06/01/16		1,000	1,082,780
5.00%, 06/01/17		475	532,883
Florida State Board of Education RB Lottery Revenue
Series C
5.00%, 07/01/16		1,035	1,123,337
Series E
5.00%, 07/01/17		1,000	1,123,660
Florida State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 07/01/16		1,000	1,085,150
JEA St. Johns River Power Park System RB Electric Power & Light Revenues
Series 23
5.00%, 10/01/15		1,000	1,052,570

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

State of Florida GO
Series A
5.00%, 06/01/18		$505	$583,543
5.00%, 06/01/19		1,300	1,534,806
Tampa Bay Water RB Utility System Revenue
Series A
5.00%, 10/01/16		1,000	1,096,360

			17,230,218
GEORGIA — 3.19%
City of Atlanta RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/19		1,725	2,008,452
Series B
5.00%, 01/01/15		500	508,315
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
5.00%, 06/01/17		1,420	1,587,233
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/16		500	540,190
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/16	(NPFGC)	230	248,616
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/17		1,230	1,374,857
Gwinnett County School District GO
4.50%, 10/01/17		250	280,038
Series A
4.00%, 10/01/14		1,000	1,003,510
4.00%, 10/01/16		1,385	1,490,869
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series B
5.00%, 01/01/16		100	106,429

Security		Principal (000s)	Value

Series D
5.75%, 01/01/19	(Call 07/01/18)	$500	$588,270
Municipal Gas Authority of Georgia RB Natural Gas Revenue
4.00%, 10/01/16		1,000	1,074,810
State of Georgia GO
5.00%, 08/01/20	(PR 08/01/17)	350	395,448
Series A
5.00%, 09/01/19	(PR 09/01/15)	200	209,770
Series A-1
5.00%, 02/01/16		2,000	2,135,320
5.00%, 02/01/19		3,000	3,524,850
Series B
4.50%, 03/01/21	(PR 03/01/16)	250	266,010
5.00%, 10/01/14		3,250	3,264,300
Series E
5.00%, 08/01/16		305	332,444
5.00%, 08/01/19	(PR 08/01/17)	770	869,985
5.00%, 08/01/21	(PR 08/01/17)	600	677,910
Series E-2
4.00%, 09/01/16		2,200	2,362,008
4.50%, 09/01/15		2,000	2,087,860
Series I
5.00%, 07/01/18		1,375	1,595,151

			28,532,645
HAWAII — 0.65%
State of Hawaii GO
Series DG
5.00%, 07/01/16	(Call 07/01/15) (AMBAC)	575	598,368
Series DT
5.00%, 11/01/17		300	341,343
Series DY
5.00%, 02/01/18		500	573,085
5.00%, 02/01/19		1,000	1,173,130
Series DZ
5.00%, 12/01/16		1,000	1,105,050
5.00%, 12/01/17		500	570,495
Series EA
5.00%, 12/01/16		250	276,262
Series EF
5.00%, 11/01/17		1,000	1,137,810

			5,775,543

80	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

ILLINOIS — 5.68%
City of Chicago GO
Series A
5.00%, 01/01/15	(AGM)	$545	$553,932
5.00%, 01/01/19	(Call 01/01/18)	1,200	1,302,720
City of Chicago RB Port Airport & Marina Revenue
Series B
5.00%, 01/01/17		270	297,483
5.00%, 01/01/18		1,200	1,360,608
5.00%, 01/01/19	(Call 01/01/17) (AGM)	550	605,033
5.25%, 01/01/15	(NPFGC-FGIC)	750	762,900
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/19	(PR 07/01/15) (AGM)	500	520,320
5.50%, 01/01/15	(AGM)	500	509,075
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	2,000	2,169,920
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	5,000	5,424,800
5.00%, 01/01/28	(PR 07/01/16) (AGM)	3,075	3,336,252
5.00%, 01/01/31	(PR 07/01/16) (AGM)	3,035	3,292,854
Series B
5.00%, 12/01/17		1,000	1,139,360
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/15	(ETM) (NPFGC-FGIC)	275	274,631
0.00%, 06/15/15	(NPFGC-FGIC)	305	303,280
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35	(PR 12/01/16)	1,830	2,019,753
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,100	1,214,059

Security		Principal (000s)	Value

State of Illinois GO
4.00%, 04/01/15		$290	$295,649
4.00%, 07/01/15		1,000	1,026,350
4.00%, 02/01/18		500	535,015
4.00%, 07/01/18		620	665,353
5.00%, 01/01/15		500	507,570
5.00%, 01/01/15	(AGM)	500	507,850
5.00%, 05/01/16		1,000	1,065,520
5.00%, 08/01/16		1,500	1,611,435
5.00%, 01/01/17		1,000	1,083,020
5.00%, 01/01/17	(AGM)	1,000	1,086,640
5.00%, 01/01/18		1,630	1,795,461
5.00%, 08/01/18		1,690	1,877,810
5.00%, 01/01/19	(AGM)	600	676,566
First Series
5.50%, 08/01/15	(SGI-ICR,NPFGC)	370	385,740
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/15		1,500	1,557,990
5.00%, 06/15/16		1,000	1,083,460
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,655,475
5.00%, 12/15/17	(Call 12/15/16)	500	551,085
State of Illinois RB Miscellaneous Revenue
Series A
5.00%, 12/15/15		1,000	1,062,350
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/15		3,000	3,092,160
5.00%, 06/15/15		500	519,330
5.00%, 06/15/16		500	541,915
5.00%, 06/15/17		680	763,368
5.00%, 06/15/18		480	553,061
State of Illinois Unemployment Compensation Trust Fund RB Appropriations
Series B
5.00%, 06/15/18	(Call 12/15/16)	1,080	1,188,400

			50,775,553

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

INDIANA — 0.47%
Indiana Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 02/01/16		$775	$827,460
Indiana Finance Authority RB Sewer Revenue
Series C
3.00%, 10/01/16		1,000	1,049,530
Indiana Finance Authority RB Water Revenue
Series A
4.00%, 02/01/16		265	279,175
5.00%, 02/01/17		1,000	1,109,430
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.45%, 01/01/35	(PR 07/01/17)	850	968,192

			4,233,787
KANSAS — 0.24%
Kansas State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 09/01/16		1,960	2,143,084

			2,143,084
KENTUCKY — 0.33%
Kentucky Public Transportation Infrastructure Authority RB Highway Revenue Tolls
5.00%, 07/01/17		1,125	1,248,615
Kentucky State Property & Building Commission RB General Fund
5.25%, 02/01/18		240	275,508
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.00%, 08/01/22	(PR 08/01/15) (AGM)	100	104,469
5.25%, 10/01/14	(AGM)	250	251,137
5.25%, 10/01/15	(AGM)	500	527,195
5.25%, 10/01/16	(AGM)	510	560,725

			2,967,649

Security		Principal (000s)	Value

LOUISIANA — 0.82%
State of Louisiana GO
Series A
5.00%, 08/01/15	(NPFGC)	$4,225	$4,415,928
5.00%, 10/15/18	(PR 10/15/14) (AMBAC)	1,430	1,438,923
5.25%, 08/01/16	(Call 08/01/15) (NPFGC)	750	785,288
State of Louisiana RB Fuel Sales Tax Revenue
Series A
5.00%, 05/01/35	(PR 05/01/15) (NPFGC-FGIC)	655	676,307

			7,316,446
MARYLAND — 3.51%
County of Montgomery GO
Series A
5.00%, 07/01/15		500	520,540
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16		1,000	1,078,920
Maryland State Transportation Authority RB Grant & Revenue Anticipation
5.25%, 03/01/18		1,340	1,546,105
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/17		1,000	1,111,220
5.25%, 03/01/16		240	257,746
5.25%, 03/01/17		310	346,406
State of Maryland GO
5.00%, 02/15/17	(PR 02/15/15)	1,100	1,124,794
5.00%, 03/01/18		2,000	2,297,860
First Series
5.00%, 03/01/15		2,645	2,710,570
5.00%, 03/15/17		390	434,795
5.00%, 03/15/22	(PR 03/15/17)	810	904,138
First Series A
5.00%, 02/15/19	(PR 02/15/15)	260	265,860
5.25%, 03/01/16		250	268,800

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Second Series
5.00%, 07/15/15		$400	$417,168
5.00%, 08/01/16		1,875	2,043,713
5.00%, 07/15/17		1,500	1,691,340
5.00%, 07/15/18		1,000	1,161,290
5.00%, 08/01/19	(PR 08/01/16)	1,415	1,543,751
Second Series A
4.00%, 08/01/15		150	155,372
5.00%, 08/01/15		700	731,521
5.00%, 08/01/17	(PR 08/01/15)	1,875	1,958,794
Second Series B
5.00%, 08/01/17		1,000	1,129,230
Second Series C
5.00%, 11/01/16		1,135	1,249,442
Second Series E
5.00%, 08/01/16		1,000	1,089,980
Series A
5.00%, 08/01/18		1,000	1,162,610
5.00%, 03/01/19		2,500	2,943,225
Series B
4.50%, 08/01/19		1,000	1,164,010

			31,309,200
MASSACHUSETTS — 8.24%
Commonwealth of Massachusetts GO
Series A
5.00%, 03/01/21	(PR 03/01/15) (AGM)	450	461,066
5.00%, 03/01/22	(PR 03/01/15)	1,325	1,357,582
5.00%, 03/01/23	(PR 03/01/15) (AGM)	575	589,139
5.00%, 03/01/24	(PR 03/01/15) (AGM)	400	409,836
5.00%, 03/01/25	(PR 03/01/15)	1,300	1,331,967
Series B
5.00%, 11/01/14		460	463,942
5.00%, 08/01/15		435	454,658
Series C
5.00%, 09/01/22	(PR 09/01/15)	5,775	6,055,896
5.50%, 12/01/16	(AGM)	1,000	1,115,630
5.50%, 12/01/17	(AGM)	1,720	1,987,563
Series D
4.75%, 08/01/25	(PR 08/01/16)	1,250	1,355,988
5.00%, 08/01/21	(PR 08/01/16)	2,055	2,239,066

Security		Principal (000s)	Value

5.00%, 08/01/22	(PR 08/01/16)	$715	$779,043
Series E
5.00%, 11/01/24	(PR 11/01/16) (AMBAC)	265	291,476
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		1,500	1,634,970
5.00%, 04/01/18		3,500	4,023,740
5.00%, 04/01/19		1,000	1,177,500
Series B
5.00%, 08/01/16		720	784,786
5.00%, 08/01/18		1,000	1,160,230
5.25%, 08/01/16		500	547,380
Series C
5.00%, 01/01/15		2,000	2,033,400
5.00%, 05/01/16		1,025	1,105,719
5.00%, 09/01/16	(Call 09/01/15)	715	749,656
5.00%, 09/01/21	(PR 09/01/15)	715	749,778
5.00%, 09/01/24	(PR 09/01/15)	500	524,320
5.00%, 09/01/25	(PR 09/01/15)	1,630	1,709,283
5.50%, 11/01/14	(NPFGC-FGIC)	1,410	1,423,296
5.50%, 11/01/15		2,475	2,631,024
Series D
5.50%, 11/01/16		500	555,820
5.50%, 10/01/17		2,000	2,296,460
Series E
5.00%, 11/01/23	(PR 11/01/16) (AMBAC)	500	549,955
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/15	(NPFGC-FGIC)	2,480	2,580,762
5.50%, 06/01/16	(NPFGC-FGIC)	250	272,605
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/14	(AGM)	1,110	1,126,106
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 07/01/34	(PR 07/01/15)	1,300	1,350,219
5.00%, 07/01/31	(PR 07/01/15)	2,065	2,149,107

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series C
5.00%, 07/01/31	(PR 07/01/18)	$1,000	$1,160,930
5.00%, 07/01/34	(PR 07/01/18)	1,000	1,160,930
5.50%, 07/01/15		1,450	1,515,641
5.50%, 07/01/16		1,005	1,101,741
5.50%, 07/01/18		1,700	2,002,872
Massachusetts Municipal Wholesale Electric Co. RB Nuclear Revenue
Series A
5.00%, 07/01/15		375	390,274
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/15	(AGM)	390	408,275
5.00%, 08/15/22	(PR 08/15/15) (AGM)	5,000	5,233,200
Series B
5.00%, 08/15/17		500	564,830
5.00%, 08/15/18		1,500	1,744,545
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/15		1,000	1,016,600
5.00%, 01/01/17		370	408,573
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
5.25%, 08/01/17		1,000	1,136,460
Series A
5.25%, 08/01/15		1,000	1,047,330
5.25%, 08/01/16		250	273,690
Massachusetts Water Resources Authority RB General Revenue
Series A
4.00%, 08/01/17		1,000	1,098,590
5.00%, 08/01/31	(PR 08/01/16) (AMBAC)	2,000	2,179,140
Series J
5.25%, 08/01/16		1,000	1,095,040

			73,567,629

Security		Principal (000s)	Value

MICHIGAN — 1.19%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		$750	$780,743
5.00%, 07/01/16		1,175	1,276,649
5.00%, 01/01/17		1,000	1,105,490
5.00%, 07/01/17		1,250	1,404,950
5.00%, 07/01/18		1,000	1,156,400
5.00%, 07/01/19		1,000	1,180,690
Michigan Finance Authority RB Water & Sewer Revenue
5.00%, 07/01/18		500	565,035
State of Michigan GO
5.50%, 12/01/14		2,000	2,027,800
State of Michigan Trunk Line Revenue RB Fuel Sales Tax Revenue
5.00%, 11/15/18		1,000	1,165,890

			10,663,647
MINNESOTA — 1.61%
Minnesota Public Facilities Authority RB Water Revenue
Series B
5.00%, 03/01/18		710	815,740
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/15	(AMBAC)	1,020	1,037,758
5.25%, 01/01/17		715	793,872
State of Minnesota GO
5.00%, 10/01/15		500	526,430
5.00%, 08/01/16		775	844,735
5.00%, 08/01/17		1,635	1,845,768
Series A
5.00%, 08/01/15		1,000	1,045,030
5.00%, 10/01/15		1,075	1,131,824
5.00%, 10/01/16		1,000	1,097,240
Series D
5.00%, 08/01/15		200	209,006
5.00%, 08/01/18		500	581,095
5.00%, 08/01/19		1,500	1,780,305

84	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series F
5.00%, 10/01/18		$1,000	$1,167,060
Series H
5.00%, 11/01/14		400	403,404
State of Minnesota RB Lease Appropriation
Series B
5.00%, 03/01/17		1,000	1,111,580

			14,390,847
MISSISSIPPI — 0.17%
State of Mississippi GO
Series A
5.25%, 11/01/14		150	151,339
5.50%, 12/01/14		275	278,809
5.50%, 12/01/15		1,000	1,066,680

			1,496,828
MISSOURI — 0.38%
Missouri Highway & Transportation Commission RB Fuel Sales Tax Revenue
5.00%, 02/01/18		250	286,588
5.00%, 02/01/19		550	646,481
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 05/01/16		500	539,225
5.00%, 05/01/19		1,000	1,182,150
Missouri Highway & Transportation Commission RB Sales Tax Revenue
5.00%, 05/01/17		690	772,841

			3,427,285
NEBRASKA — 0.12%
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16		1,000	1,067,390

			1,067,390
NEVADA — 1.40%
Clark County School District GOL
Series A
4.00%, 06/15/16	(AMBAC)	1,000	1,065,210

Security		Principal (000s)	Value

Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	$560	$594,838
5.00%, 06/15/23	(PR 12/15/15) (AGM)	2,100	2,230,641
Series D
5.00%, 06/15/23	(PR 12/15/14) (NPFGC)	450	456,475
County of Clark RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/18		1,750	2,012,955
Series D
5.00%, 07/01/16		90	97,542
State of Nevada GOL
Series A
5.00%, 02/01/15		1,000	1,020,670
State of Nevada RB Miscellaneous Revenue
5.00%, 06/01/16		2,500	2,706,475
5.00%, 12/01/17		2,000	2,281,280

			12,466,086
NEW JERSEY — 6.63%
Garden State Preservation Trust RB Sales Tax Revenue
Series A
5.80%, 11/01/22	(PR 11/01/15) (AGM)	1,800	1,917,648
Series B
6.38%, 11/01/15	(NPFGC)	2,200	2,359,610
Series C
5.13%, 11/01/16	(AGM)	1,250	1,380,087
New Jersey Building Authority RB Lease Appropriation
Series A
5.00%, 06/15/17		750	830,258
Series W
5.00%, 03/01/17		520	575,729
New Jersey Economic Development Authority RB Appropriations
Series NN
5.00%, 03/01/19		1,500	1,704,105

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
5.00%, 05/01/15		$400	$412,956
5.00%, 05/01/18		1,125	1,266,457
5.25%, 07/01/15	(Call 09/29/14) (NPFGC)	1,000	1,004,260
Series DD
5.00%, 12/15/16		1,000	1,097,340
5.00%, 12/15/17		1,050	1,177,292
Series EE
5.00%, 09/01/15		1,000	1,048,750
5.00%, 09/01/17		1,500	1,668,375
5.00%, 09/01/18		2,220	2,516,592
Series GG
5.00%, 09/01/17	(SAP)	795	884,239
Series W
5.00%, 03/01/16		1,670	1,788,436
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/15		590	610,786
5.00%, 06/15/16		500	537,315
5.00%, 06/15/17		1,000	1,106,060
5.00%, 06/15/18		250	282,743
5.38%, 06/15/15	(ETM)	800	833,312
5.50%, 06/15/16	(ETM)	200	218,500
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
4.50%, 07/01/37	(PR 07/01/16)	675	726,557
New Jersey Highway Authority RB Highway Revenue
5.50%, 01/01/15	(ETM) (FGIC,GOI)	250	254,565
New Jersey Sports & Exposition Authority RB Recreational Revenue
Series B
5.00%, 09/01/18	(SAP)	1,000	1,143,090
New Jersey State Turnpike Authority RB Highway Revenue Tolls
Series B
5.00%, 01/01/19		1,220	1,415,969

Security		Principal (000s)	Value

New Jersey Transit Corp. COP Lease Appropriation
Series A
5.25%, 09/15/14	(AMBAC)	$520	$521,165
New Jersey Transit Corp. COP Lease Revenue
Series A
5.50%, 09/15/14	(AMBAC)	700	701,659
New Jersey Transit Corp. RB Transit Revenue
Series A
5.00%, 09/15/16		500	544,045
5.00%, 09/15/18		500	569,355
New Jersey Transportation Trust Fund Authority RB Appropriations
Series A
5.00%, 06/15/18		3,070	3,477,051
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/15	(AMBAC)	1,010	1,073,014
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	550	586,069
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/15	(ETM)	200	208,890
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
5.25%, 12/15/14	(NPFGC)	1,125	1,141,515
5.50%, 12/15/16	(NPFGC)	1,450	1,609,369
5.50%, 12/15/17	(NPFGC)	500	571,800
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/19	(PR 06/15/15) (AGM)	145	150,606
Series A
5.50%, 12/15/14	(AMBAC)	1,000	1,015,650
5.50%, 12/15/15	(AMBAC)	800	852,488
5.50%, 12/15/16	(AGM)	500	554,955

86	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series C
5.25%, 06/15/15	(ETM) (NPFGC)	$1,950	$2,028,936
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	135	140,488
5.25%, 06/15/17	(PR 06/15/15) (NPFGC)	1,505	1,566,178
5.25%, 06/15/18	(PR 06/15/15) (FGIC)	785	816,910
5.50%, 12/15/15	(AGM)	400	426,352
5.50%, 12/15/16	(AGM)	375	416,216
5.50%, 12/15/17		1,505	1,721,118
Series D
5.00%, 06/15/16	(PR 06/15/15) (AGM)	1,000	1,038,660
5.00%, 06/15/17	(PR 06/15/15) (AMBAC)	2,000	2,077,320
State of New Jersey GO
5.00%, 08/01/15		660	688,888
Series H
5.25%, 07/01/15		500	521,020
5.25%, 07/01/16		500	543,320
Series L
5.25%, 07/15/15	(AMBAC)	1,265	1,320,571
5.25%, 07/15/17	(AMBAC)	1,300	1,462,045
Series Q
5.00%, 08/15/15		2,000	2,091,500

			59,198,184
NEW MEXICO — 0.56%
New Mexico Finance Authority RB Federal Grant Revenue
5.00%, 06/15/18		2,000	2,314,020
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15	(NPFGC)	770	801,485
State of New Mexico RB Miscellaneous Taxes
5.00%, 07/01/15		1,775	1,847,598

			4,963,103
NEW YORK — 17.12%
City of New York GO
5.00%, 08/01/18		1,250	1,447,837

Security		Principal (000s)	Value

Series A
5.00%, 08/01/19		$3,650	$4,294,991
Series A-1
5.00%, 08/15/16		795	867,194
5.00%, 08/01/17		400	450,696
Series B
5.00%, 08/01/15		2,500	2,612,325
5.00%, 08/01/18		2,465	2,855,136
5.00%, 08/01/19		1,000	1,176,710
Series B-1
5.00%, 09/01/15		500	524,480
Series C
5.00%, 08/01/16		940	1,023,782
5.00%, 08/01/17		1,000	1,126,740
5.25%, 08/01/16		350	382,872
Series D
5.00%, 08/01/15		125	130,616
Series E
5.00%, 08/01/15		1,055	1,102,401
Series F-1
5.00%, 09/01/16	(Call 09/01/15)	235	246,390
5.25%, 09/01/14	(ETM)	10	10,003
5.25%, 09/01/14		280	280,081
Series G
5.00%, 08/01/15		1,010	1,055,379
5.00%, 08/01/18		1,390	1,609,995
5.00%, 08/01/19		500	588,355
Series I
5.00%, 08/01/16		1,200	1,306,956
5.00%, 08/01/17		1,300	1,464,762
5.00%, 08/01/18		1,400	1,621,578
Series I-1
5.00%, 08/01/16		1,000	1,089,130
5.00%, 02/01/17		365	404,413
5.00%, 08/01/17		1,150	1,295,751
5.00%, 08/01/18		1,295	1,499,960
Series J
5.00%, 08/01/16		2,000	2,178,260
5.00%, 08/01/19		1,200	1,412,052
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/15		1,500	1,549,200
5.00%, 12/01/16	(Call 06/01/16) (AGM)	300	322,530

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series B
5.25%, 04/01/19		$250	$291,303
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	2,760	2,898,221
5.00%, 04/01/23	(PR 10/01/15)	325	342,160
5.00%, 04/01/29	(PR 10/01/14) (AGM)	3,300	3,314,355
5.25%, 04/01/23	(PR 10/01/14) (AGM)	1,075	1,079,923
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.75%, 07/01/16	(SAP)	200	219,934
5.75%, 01/01/18	(SAP)	385	447,382
5.75%, 07/01/18	(AGM-CR)	30	35,465
Series D
5.00%, 11/15/17		1,085	1,233,992
Metropolitan Transportation Authority RB Transit Revenue
Series A
5.50%, 11/15/14	(AMBAC)	2,430	2,457,653
Series B
5.00%, 11/15/25	(PR 11/15/15) (AMBAC)	3,150	3,333,298
Series D
4.00%, 11/15/15		2,610	2,728,938
5.00%, 11/15/16		1,000	1,100,810
Series F
5.00%, 11/15/17		500	568,660
New York City Municipal Water Finance Authority RB Water Revenue
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	700	774,305
Series EE
5.00%, 06/15/16		410	444,338
5.00%, 06/15/17		200	224,822
New York City Transitional Finance Authority RB Income Tax Revenue
Series A
5.00%, 11/01/16		750	825,510
5.00%, 11/01/17		775	882,314

Security		Principal (000s)	Value

Series A-1
5.00%, 11/01/14		$620	$625,227
Series B
5.00%, 11/01/15	(ETM)	235	247,904
5.00%, 11/01/15		570	602,690
5.00%, 02/01/16		1,900	2,029,029
Series D
5.00%, 11/01/15	(ETM)	100	105,491
5.00%, 11/01/15		815	861,740
Series E
5.00%, 11/01/15		1,000	1,057,350
5.00%, 11/01/17		200	227,694
5.00%, 11/01/18		1,515	1,770,323
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15		2,455	2,595,794
Series A-1
5.00%, 11/01/14		675	680,690
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-2
5.00%, 11/01/17	(Call 11/01/15)	605	639,328
New York City Trust for Cultural Resources RB Miscellaneous Revenue
Series C
5.75%, 12/01/16		275	304,598
New York Local Government Assistance Corp. RB Miscellaneous Revenue
Series A-5/6
5.00%, 04/01/18		435	501,351
5.50%, 04/01/19		400	478,848
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/15		1,285	1,321,944
New York Municipal Bond Bank Agency RB Miscellaneous Revenue
Series A
4.00%, 12/01/15	(SAW)	2,750	2,881,780

88	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/15		$300	$312,114
5.00%, 07/01/16		385	416,227
Series A
4.00%, 05/15/18		1,000	1,116,040
5.50%, 05/15/17	(NPFGC-FGIC)	275	312,004
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16		555	595,193
5.00%, 02/15/17		1,000	1,110,910
5.00%, 02/15/19		1,000	1,171,360
Series B
5.00%, 03/15/15		2,250	2,309,782
Series C
5.00%, 03/15/15		1,240	1,272,947
Series D
5.00%, 06/15/16		1,040	1,126,580
Series E
5.00%, 02/15/15		1,300	1,329,250
5.00%, 02/15/19		5,500	6,442,480
Series F
5.00%, 03/15/22	(PR 03/15/15) (AGM)	345	354,153
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	(NPFGC-FGIC)	1,510	1,571,759
5.00%, 07/01/17		500	560,475
Series A
4.00%, 05/15/17		350	382,631
5.00%, 05/15/17		250	280,028
5.25%, 05/15/15		160	165,546
New York State Dormitory Authority RB Sales Tax Revenue
Series A
5.00%, 03/15/19		250	294,020
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/18		1,500	1,738,680
Series A
5.00%, 06/15/17		1,500	1,689,210

Security		Principal (000s)	Value

New York State Thruway Authority RB Federal Grant Revenue
Series B
5.00%, 04/01/18	(PR 10/01/15) (AMBAC)	$265	$278,963
5.00%, 04/01/18	(Call 10/01/15) (AMBAC)	1,735	1,825,983
New York State Thruway Authority RB Highway Revenue Tolls
Series A
5.00%, 05/01/19		10,685	12,459,244
Series B
5.00%, 04/01/15	(AGM)	2,080	2,138,531
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	1,990	2,094,734
Series F
5.00%, 01/01/16	(PR 01/01/15) (AMBAC)	195	198,229
5.00%, 01/01/16	(Call 01/01/15) (AMBAC)	805	817,775
Series H
5.00%, 01/01/17	(NPFGC)	605	667,775
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16		1,330	1,426,319
5.00%, 03/15/17		190	211,711
5.00%, 03/15/18	(Call 09/15/17)	835	945,387
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/15		365	375,406
5.00%, 04/01/17		720	801,756
Series A
4.00%, 04/01/15		265	270,994
Series B
5.00%, 04/01/15		780	802,285
5.00%, 04/01/16		1,395	1,498,035
5.00%, 04/01/18		1,710	1,960,327
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		400	456,252
Series A
5.00%, 03/15/16		2,025	2,171,650

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

5.00%, 03/15/17		$455	$506,993
5.00%, 03/15/18		1,850	2,124,614
5.00%, 03/15/19		2,500	2,934,125
Series A-1
5.00%, 12/15/16		1,085	1,198,263
New York State Urban Development Corp. RB Miscellaneous Revenue
Series A
5.00%, 01/01/18	(AGM)	1,125	1,283,962
Series B
5.00%, 01/01/15		750	762,473
5.00%, 01/01/17		170	187,976
Series D
5.00%, 01/01/15		2,250	2,287,417
5.00%, 01/01/16		510	542,717
5.25%, 01/01/17		200	222,310
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
Series 179
5.00%, 12/01/18		500	584,475
State of New York GO
Series C
3.00%, 02/01/15		225	227,698
5.00%, 04/15/15		300	309,216
5.00%, 04/15/16	(Call 04/15/15)	1,000	1,030,460
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
5.00%, 11/15/20	(PR 05/15/18) (GOI)	400	464,068
Series B
5.00%, 11/15/16		1,000	1,100,690
5.00%, 11/15/18		810	946,380
5.25%, 11/15/14	(GOI)	1,500	1,516,275
Series B3
5.00%, 11/15/38	(Call 11/15/15) (GOI)	500	527,995
Utility Debt Securitization Authority RB Electric Power & Light Revenues
Series TE
5.00%, 12/15/16	(Call 12/15/14)	1,000	1,014,400

Security		Principal (000s)	Value

5.00%, 06/15/18	(Call 06/15/16)	$750	$812,670
5.00%, 12/15/18	(Call 12/15/16)	250	276,330

			152,879,991
NORTH CAROLINA — 3.33%
County of Mecklenburg GO
Series C
5.00%, 03/01/15		2,140	2,193,051
5.00%, 03/01/17		500	556,675
5.00%, 03/01/18		500	574,465
County of Wake GO
4.50%, 03/01/24	(PR 03/01/17)	800	881,144
5.00%, 03/01/16		350	375,004
5.00%, 03/01/19		2,235	2,631,243
Series D
4.00%, 02/01/17		1,325	1,438,897
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues Series A
5.00%, 01/01/15		500	508,230
5.00%, 01/01/16		350	371,766
5.25%, 01/01/19	(Call 01/01/18) (AGM)	1,000	1,138,850
North Carolina Municipal Power Agency No 1 RB Nuclear Revenue
Series A
4.00%, 01/01/19		1,390	1,553,422
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	508,280
5.00%, 01/01/18		1,000	1,135,610
5.25%, 01/01/15		250	254,352
State of North Carolina GO
Series A
4.00%, 03/01/24	(PR 03/01/15)	620	631,923
5.00%, 03/01/15		2,325	2,382,637
5.00%, 03/01/16		1,400	1,500,016
5.00%, 09/01/16		285	311,682
5.00%, 03/01/17		1,445	1,608,791
Series B
5.00%, 04/01/16		1,585	1,704,176
5.00%, 06/01/18		1,000	1,157,350

90	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series C
5.00%, 05/01/18		$1,140	$1,316,221
Series E
5.00%, 05/01/18		2,400	2,770,992
State of North Carolina RB Transit Revenue
5.00%, 03/01/17		1,000	1,109,460
5.00%, 03/01/18		1,000	1,142,950

			29,757,187
OHIO — 0.12%
State of Ohio GO
Series A
5.00%, 09/15/16		1,000	1,095,270

			1,095,270
OKLAHOMA — 0.21%
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/18		100	115,272
Oklahoma Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/17		275	304,010
5.00%, 01/01/18		1,290	1,472,728

			1,892,010
OREGON — 0.25%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/15/18		1,000	1,158,340
Tri-County Metropolitan Transportation District RB Miscellaneous Taxes
5.00%, 11/01/18	(Call 05/01/17)	1,000	1,114,610

			2,272,950
PENNSYLVANIA — 4.07%
City of Philadelphia RB Water & Wastewater Revenue Series C
5.00%, 08/01/17	(AGM)	450	506,799
Commonwealth of Pennsylvania GO
5.00%, 07/01/15		725	754,595

Security		Principal (000s)	Value

First Series
4.00%, 09/01/16		$750	$804,555
5.00%, 07/01/18		400	462,396
5.00%, 11/15/18		900	1,050,111
Second Series
5.00%, 01/01/15		1,000	1,016,530
5.00%, 03/01/16		700	749,385
5.00%, 03/01/17		1,000	1,111,050
5.00%, 10/15/17		1,000	1,134,110
5.00%, 01/01/18	(PR 01/01/16)	500	531,725
5.00%, 01/01/19	(PR 01/01/16)	210	223,325
5.00%, 03/01/19	(PR 03/01/17)	1,310	1,459,183
5.00%, 07/01/19		3,000	3,534,330
5.00%, 01/01/21	(PR 01/01/16)	615	654,022
Series A
5.00%, 02/15/16		1,000	1,068,550
5.00%, 07/15/16		1,000	1,087,070
5.00%, 05/01/18		3,500	4,028,640
Third Series
5.00%, 09/01/14	(AGM)	2,600	2,600,702
5.00%, 07/15/17		225	253,028
5.38%, 07/01/16	(NPFGC)	720	786,398
5.38%, 07/01/17		355	402,424
5.38%, 07/01/17	(AGM)	500	566,795
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 01/01/17		1,700	1,841,083
5.00%, 07/01/15		2,100	2,186,079
5.00%, 07/01/17		1,500	1,687,305
5.00%, 01/01/18		1,000	1,142,370
5.00%, 07/01/18		1,560	1,806,558
5.00%, 07/01/19		2,000	2,365,520
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16		500	541,155

			36,355,793
RHODE ISLAND — 0.16%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16	(NPFGC-FGIC)	1,320	1,421,983

			1,421,983

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

SOUTH CAROLINA — 1.16%
Greenville County School District RB Miscellaneous Revenue
5.50%, 12/01/17		$2,000	$2,306,560
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series A
5.00%, 01/01/17		1,050	1,158,171
Series E
5.00%, 01/01/16		925	982,655
5.00%, 01/01/17		285	314,361
South Carolina Transportation Infrastructure Bank RB Miscellaneous Revenue
Series B
5.00%, 10/01/18		350	405,867
South Carolina Transportation Infrastructure Bank RB Transit Revenue
Series B
5.25%, 10/01/14	(AMBAC)	2,000	2,009,160
State of South Carolina GO
Series A
4.00%, 06/01/15		2,000	2,058,920
5.00%, 06/01/17		400	449,176
5.00%, 06/01/18		555	642,329

			10,327,199
TENNESSEE — 1.14%
City of Memphis GO
5.00%, 10/01/15	(NPFGC)	500	526,375
5.25%, 10/01/17	(NPFGC)	400	456,504
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14		1,000	1,012,600
5.00%, 12/01/15		1,030	1,092,232
5.00%, 12/01/17		1,015	1,156,339
County of Shelby GO
Series A
5.00%, 04/01/15	(AMBAC)	985	1,013,319
5.00%, 04/01/15	(ETM) (AMBAC)	15	15,430

Security		Principal (000s)	Value

Metropolitan Government of Nashville & Davidson County GO
5.00%, 01/01/20	(PR 01/01/18)	$500	$571,185
5.00%, 01/01/23	(PR 01/01/18)	1,025	1,170,929
5.00%, 01/01/25	(PR 01/01/18)	280	319,864
Series A
5.00%, 07/01/18		1,500	1,735,845
State of Tennessee GO
Series A
4.00%, 08/01/17		1,000	1,100,270

			10,170,892
TEXAS — 6.68%
Alvin Independent School District GO
Series B
3.00%, 02/15/36	(PSF)	1,000	1,062,630
City of Dallas GOL
Series A
5.00%, 02/15/18	(ETM)	5	5,738
5.00%, 02/15/18		1,970	2,260,457
City of Dallas RB Water Revenue
5.00%, 10/01/14	(AMBAC)	500	502,200
5.00%, 10/01/16	(AMBAC)	600	659,004
City of Houston GOL
Series A
5.00%, 03/01/17		1,250	1,389,475
5.00%, 03/01/18		1,000	1,146,680
5.00%, 03/01/19		635	744,309
City of Houston RB Sewer Revenue
Series E
5.00%, 11/15/16		500	550,665
City of Houston RB Utility Revenue
Series E
5.00%, 11/15/14		1,950	1,970,299
City of Houston RB Water Revenue
Series C
5.00%, 11/15/18		1,950	2,276,995
City of Houston Utility System Revenue RB Sewer Revenue
Series E
5.00%, 11/15/15		1,375	1,455,396
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16		1,000	1,067,390

92	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

5.00%, 02/01/18	(Call 02/01/17)	$1,475	$1,635,760
5.38%, 02/01/15		1,000	1,022,210
Series A
4.40%, 02/01/21	(PR 02/01/15)	525	534,340
5.00%, 02/01/24	(PR 02/01/16)	1,225	1,307,406
5.00%, 02/01/25	(PR 02/01/16)	1,375	1,467,496
Series D
5.00%, 02/01/18		1,000	1,145,070
Clear Creek Independent School District GO
Series B
3.00%, 02/15/35	(MT 08/14/17) (PSF,GTD)	2,000	2,127,680
Cypress-Fairbanks Independent School District GO
Series B-3
2.00%, 02/15/44	(MT 08/15/15) (PSF)	1,000	1,015,800
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue
Series A
5.00%, 11/01/15		1,500	1,583,880
5.00%, 11/01/16		285	312,691
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/15		250	258,600
5.25%, 01/01/15	(ETM)	865	879,939
North Texas Tollway Authority RB Highway Revenue Tolls
Series A
4.50%, 01/01/38	(PR 01/01/15) (AGM)	540	547,954
5.00%, 01/01/35	(PR 01/01/15) (AGM)	1,105	1,123,144
State of Texas GO
5.00%, 10/01/15		750	789,855
Series B
5.00%, 10/01/17		800	908,480
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		1,400	1,457,512
5.00%, 01/01/16		680	723,717

Security		Principal (000s)	Value

5.00%, 07/01/16	(PR 01/01/16)	$1,240	$1,318,678
5.00%, 07/01/17	(PR 01/01/16)	880	935,836
Series B
4.00%, 01/01/18	(Call 07/01/16)	1,000	1,065,700
4.00%, 07/01/18	(Call 01/01/16)	1,000	1,047,470
4.00%, 01/01/19	(Call 07/01/15)	2,500	2,575,925
5.00%, 07/01/18	(PR 07/01/15)	1,000	1,040,730
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/15		275	282,131
4.50%, 04/01/16		785	837,807
5.00%, 04/01/18	(PR 04/01/16)	500	537,260
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/16		1,955	2,101,996
Series A
4.75%, 04/01/17		1,350	1,498,702
5.00%, 04/01/17		250	279,143
5.00%, 04/01/19		2,000	2,356,980
Series B
1.25%, 08/15/42	(Call 02/15/15)	1,000	1,002,780
Texas State Transportation Commission RB Miscellaneous Revenue
5.00%, 04/01/20	(PR 04/01/16)	1,090	1,171,227
University of Texas System Board of Regents RB College & University Revenue
Series B
5.00%, 08/15/18		1,675	1,947,891
5.00%, 08/15/24	(PR 08/15/16)	5,250	5,728,065

			59,661,093
UTAH — 1.03%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/18		2,250	2,595,442
State of Utah GO
Series A
5.00%, 07/01/15		1,000	1,041,080
5.00%, 07/01/16		500	543,155

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

5.00%, 07/01/17		$1,645	$1,852,895
5.00%, 07/01/18		1,000	1,160,520
5.00%, 07/01/20	(PR 07/01/18)	330	383,107
Series C
5.00%, 07/01/15		545	567,389
5.00%, 07/01/17		200	225,276
Utah Transit Authority RB Sales Tax Revenue
Series B
4.50%, 06/15/33	(PR 12/15/15) (AGM)	455	480,366
4.75%, 06/15/35	(PR 12/15/15) (AGM)	350	370,643

			9,219,873
VIRGINIA — 1.03%
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18		1,365	1,579,783
County of Fairfax GO
Series B
4.00%, 04/01/19	(SAW)	500	565,915
Series C
5.00%, 10/01/17		1,500	1,703,145
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/14		780	783,424
Virginia Public Building Authority RB Appropriations
Series C
5.00%, 08/01/17		1,000	1,126,890
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.25%, 08/01/15		1,925	2,015,802
Series C
5.00%, 08/01/17	(SAW)	250	281,803
5.00%, 08/01/18		1,000	1,160,150

			9,216,912

Security		Principal (000s)	Value

WASHINGTON — 3.06%
City of Seattle RB Electric Power & Light Revenues
Series B
5.00%, 02/01/15		$1,250	$1,275,787
County of King RB Sewer Revenue
Series B
5.00%, 01/01/16		1,000	1,063,590
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/15		435	452,792
5.00%, 07/01/17		1,500	1,685,490
5.00%, 07/01/18		1,000	1,156,820
5.00%, 07/01/19		735	867,043
5.25%, 07/01/16		900	981,630
5.25%, 07/01/16	(NPFGC)	190	207,233
5.25%, 07/01/18		1,100	1,282,864
5.50%, 07/01/15		1,445	1,510,155
Series C
5.00%, 07/01/16		735	798,298
5.25%, 07/01/16	(NPFGC)	125	136,338
Energy Northwest RB Nuclear Revenue
Series A
5.00%, 07/01/18		1,000	1,156,820
State of Washington GO
5.00%, 01/01/16		1,810	1,925,605
5.00%, 07/01/19		2,500	2,951,725
Series A
5.00%, 07/01/15		300	312,297
Series R-2006A
5.00%, 07/01/15	(AMBAC)	600	624,594
Series R-2010A
5.00%, 01/01/15		750	762,450
5.00%, 01/01/17		150	165,786
Series R-2011C
5.00%, 07/01/16		1,000	1,086,510
5.00%, 07/01/17		650	730,379
5.00%, 07/01/18		1,100	1,272,502
Series R-2013C
5.00%, 07/01/18		2,000	2,313,640
Series S-5
0.00%, 01/01/17	(NPFGC-FGIC)	375	368,662

94	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

State of Washington RB Appropriations
5.00%, 09/01/18		$500	$578,890
State of Washington RB Federal Grant Revenue
5.00%, 09/01/17		1,000	1,129,040
Washington State Public Power Supply System RB Electric Power & Light Revenues
Series B
7.13%, 07/01/16	(NPFGC)	500	561,540

			27,358,480
WISCONSIN — 1.53%
State of Wisconsin GO
Series 1
4.00%, 05/01/15		2,375	2,437,106
5.00%, 05/01/15	(NPFGC)	860	888,268
5.00%, 05/01/16	(AMBAC)	100	107,869
5.00%, 05/01/17	(AMBAC)	1,000	1,118,270
5.00%, 05/01/18	(AMBAC)	1,535	1,769,871
5.00%, 05/01/19	(AMBAC)	3,000	3,535,440
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,970	2,125,019
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15		100	104,073
5.00%, 07/01/16		250	271,193
Wisconsin Department of Transportation RB Miscellaneous Revenue
Series I
5.00%, 07/01/18	(NPFGC-FGIC)	1,140	1,321,579

			13,678,688

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $879,340,579)			886,847,520

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 1.29%

MONEY MARKET FUNDS — 1.29%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	11,479	$11,479,493

		11,479,493

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,479,493)		11,479,493

TOTAL INVESTMENTS IN SECURITIES — 100.57%
(Cost: $890,820,072)		898,327,013
Other Assets, Less Liabilities — (0.57)%		(5,060,664)

NET ASSETS — 100.00%		$893,266,349

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

SGI-ICR  —  Syncora Guarantee Inc.  —  Insured Custodial Receipts

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 96.94%

NEW YORK — 96.94%
Battery Park City Authority RB Lease Revenue
Series A
5.00%, 11/01/24	(Call 11/01/23)	$805	$990,118
Brooklyn Arena Local Development Corp. RB Recreational Revenue
6.25%, 07/15/40	(Call 01/15/20)	125	141,189
6.38%, 07/15/43	(Call 01/15/20)	700	791,686
City of New York GO
Series A
5.00%, 08/01/20	(Call 08/01/16) (AGM)	250	271,298
5.00%, 08/01/25	(Call 08/01/16)	400	432,308
5.00%, 08/01/26	(Call 02/01/24)	350	416,650
Series A-1
5.00%, 08/01/17		700	788,718
5.00%, 08/01/19	(Call 08/01/17)	150	168,609
5.00%, 08/01/27	(Call 08/01/21)	250	293,635
5.00%, 08/01/31	(Call 08/01/21)	200	230,836
Series B
5.00%, 08/01/16		135	147,033
5.00%, 08/01/20		100	119,012
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	195	226,693
Series C
5.00%, 08/01/19		680	800,162
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	150	169,470
5.00%, 10/01/20	(Call 10/01/17)	250	282,202
5.00%, 10/01/24	(Call 10/01/17) (AGM)	1,000	1,120,010
Series E
5.00%, 08/01/27	(Call 08/01/19)	500	579,345
Series F
5.00%, 08/01/21		240	287,700
5.00%, 08/01/31	(Call 02/01/22)	250	284,290
Series F-1
5.00%, 03/01/32	(Call 03/01/23)	350	400,792
5.00%, 03/01/37	(Call 03/01/23)	500	560,230
Series G
4.00%, 08/01/18	(Call 08/01/17)	145	159,103

Security		Principal (000s)	Value

5.00%, 08/01/24	(Call 08/01/17)	$175	$195,092
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,174,280
5.00%, 04/01/27	(Call 04/01/22)	250	292,062
Series H-1
5.00%, 03/01/23	(Call 03/01/19)	490	567,033
Series I
5.00%, 08/01/23	(Call 08/01/22)	500	598,355
5.00%, 08/01/27	(Call 08/01/22)	250	293,535
Series I-1
5.00%, 04/01/23	(Call 04/01/19)	160	185,488
Series J
5.00%, 08/01/19		250	294,177
5.00%, 08/01/21		600	719,250
5.00%, 08/01/25	(Call 08/01/24)	1,100	1,332,870
5.00%, 08/01/32	(Call 08/01/24)	525	612,066
Series J-1
5.00%, 05/15/33	(Call 05/15/19)	400	454,760
5.00%, 05/15/36	(Call 05/15/19)	905	1,023,664
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	916,337
Series M
5.00%, 04/01/25	(Call 04/01/15) (FGIC)	100	102,762
Erie County Industrial Development Agency RB Lease Appropriation
Series A
5.00%, 05/01/31	(Call 05/01/19)	100	111,848
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	675	707,542
5.00%, 02/15/47	(Call 02/15/17)	2,180	2,316,403
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	325	345,335
5.25%, 02/15/47	(Call 02/15/21)	500	552,160
5.75%, 02/15/47	(Call 02/15/21)	1,000	1,153,080
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/38	(Call 05/01/21)	1,000	1,080,490
5.50%, 04/01/22	(Call 04/01/19)	500	570,155

96	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

5.50%, 05/01/33	(Call 05/01/19) (BHAC)	$625	$722,406
5.75%, 04/01/39	(Call 04/01/19)	380	432,873
6.25%, 04/01/33	(Call 04/01/19)	250	293,842
Series B
5.00%, 09/01/29	(Call 09/01/22)	250	282,125
5.00%, 12/01/35	(Call 06/01/16)	350	370,181
5.25%, 04/01/19		290	337,911
Series C
5.00%, 09/01/35	(Call 09/01/16)	225	239,762
Series E
5.00%, 12/01/21	(Call 12/01/16) (NPFGC-FGIC)	400	436,720
5.00%, 12/01/22	(Call 12/01/16) (NPFGC-FGIC)	250	272,655
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	2,030	2,131,662
5.00%, 04/01/23	(PR 10/01/15) (FGIC)	780	821,184
5.00%, 04/01/29	(PR 10/01/14) (AGM)	730	733,175
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series C
5.00%, 11/15/41	(Call 11/15/22)	500	549,725
Metropolitan Transportation Authority RB Miscellaneous Taxes
Series A
0.00%, 11/15/30		850	476,671
5.00%, 11/15/24	(Call 11/15/22)	250	301,720
Metropolitan Transportation Authority RB Transit Revenue
Series A
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	200	209,096
5.00%, 11/15/18		250	290,965
5.00%, 11/15/31	(Call 11/15/16)	600	645,966
5.00%, 11/15/37	(Call 11/15/21)	455	501,492
5.00%, 11/15/46	(Call 11/15/21)	500	543,610
5.50%, 11/15/39	(Call 11/15/18)	700	797,734

Security		Principal (000s)	Value

Series A-1
5.00%, 11/15/44	(Call 11/15/23)	$350	$387,527
Series B
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	1,600	1,666,880
5.00%, 11/15/34	(Call 11/15/19)	650	735,533
5.00%, 11/15/44	(Call 05/15/24)	400	445,532
Series C
5.00%, 11/15/42	(Call 05/15/23)	1,200	1,323,660
6.25%, 11/15/23	(Call 11/15/18)	100	120,614
Series D
4.00%, 11/15/15		100	104,557
4.00%, 11/15/32	(Call 11/15/22)	250	258,540
5.00%, 11/15/25	(Call 11/15/22)	230	273,401
5.00%, 11/15/30	(Call 11/15/22)	890	1,015,873
5.00%, 11/15/38	(Call 11/15/23)	250	276,805
Series D-1
5.00%, 11/01/22		250	301,980
Series F
5.00%, 11/15/30	(Call 11/15/22)	250	285,357
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/16		640	704,589
Series H
5.25%, 11/15/15	(PR 11/15/14) (AMBAC)	255	257,772
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.38%, 11/01/28	(Call 11/01/18) (BHAC)	235	270,847
New York City Educational Construction Fund RB Lease Revenue
Series A
5.75%, 04/01/41	(Call 04/01/21)	445	535,041
New York City Industrial Development Agency RB Recreational Revenue
4.50%, 03/01/39	(Call 09/01/16) (FGIC)	270	273,200

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

5.00%, 03/01/31	(Call 09/01/16) (FGIC)	$210	$215,189
5.00%, 03/01/36	(Call 09/01/16) (NPFGC)	275	281,528
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	455	464,123
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
5.00%, 06/15/37	(Call 06/15/17)	100	109,107
Series CC
5.00%, 06/15/29	(Call 06/15/18)	185	211,072
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	(Call 06/15/21)	750	894,750
5.00%, 06/15/31	(Call 06/15/21)	160	182,166
5.00%, 06/15/44	(Call 12/15/21)	500	550,780
5.38%, 06/15/43	(Call 12/15/20)	125	146,396
Series A
5.00%, 06/15/38	(Call 06/15/17)	350	382,077
Series AA
5.00%, 06/15/44	(Call 06/15/21)	150	164,306
Series BB
4.00%, 06/15/47	(Call 12/15/22)	400	405,344
5.00%, 06/15/31	(Call 06/15/20)	500	568,885
5.00%, 06/15/47	(Call 12/15/22)	460	509,280
Series C
4.75%, 06/15/33	(Call 06/15/16)	250	263,695
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	100	103,709
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	455	471,876
Series CC
5.00%, 06/15/45	(Call 12/15/21)	1,100	1,210,561
5.00%, 06/15/47	(Call 06/15/23)	400	445,060
Series D
5.00%, 06/15/37	(Call 06/15/15)	250	257,493
Series DD
4.75%, 06/15/35	(Call 06/15/17)	250	271,070
4.75%, 06/15/36	(Call 06/15/17)	330	357,340
5.00%, 06/15/35	(Call 06/15/23)	400	458,424

Security		Principal (000s)	Value

Series EE
5.00%, 06/15/34	(Call 06/15/22)	$500	$570,140
Series FF
5.00%, 06/15/45	(Call 06/15/22)	500	552,185
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	250	281,505
Series GG
5.00%, 06/15/26	(Call 06/15/21)	260	310,180
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,890,137
5.25%, 06/15/32	(Call 06/15/19)	750	846,075
Series GG-2
5.25%, 06/15/40	(Call 06/15/19)	115	130,512
New York City Transitional Finance Authority Future Tax Secured Revenue RB Income Tax Revenue
Series A
5.00%, 11/01/38	(Call 11/01/23)	350	398,527
Series A-1
5.00%, 08/01/31	(Call 08/01/24)	340	400,211
5.00%, 08/01/33	(Call 08/01/24)	325	379,808
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 11/01/15	(ETM)	100	105,491
5.00%, 11/01/30	(Call 05/01/17)	100	109,078
Series A
5.00%, 11/01/21		500	607,305
5.00%, 11/01/27	(Call 11/01/21)	400	473,140
5.00%, 05/01/29	(Call 05/01/19)	150	172,314
Series A-1
5.00%, 08/01/20	(PR 08/01/16)	1,000	1,089,770
5.00%, 11/01/42	(Call 11/01/23)	400	452,744
Series B
5.00%, 11/01/19		400	474,804
5.00%, 11/01/20	(Call 11/01/19)	175	208,205
5.00%, 11/01/21	(PR 05/01/17)	120	134,407
5.00%, 11/01/21	(Call 05/01/17)	130	143,875
Series C
5.00%, 11/01/39	(Call 11/01/20)	250	286,710
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	293,640
5.00%, 02/01/25	(Call 02/01/21)	155	183,985
5.00%, 02/01/27	(Call 02/01/21)	250	292,982

98	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

5.00%, 02/01/31	(Call 02/01/21)	$300	$346,464
5.00%, 02/01/35	(Call 02/01/21)	500	568,555
Series E
5.00%, 11/01/23	(Call 05/01/21)	115	137,615
Series E-1
5.00%, 02/01/42	(Call 02/01/22)	250	277,423
Series F-1
5.00%, 05/01/39	(Call 05/01/22)	670	749,509
Series S-1
5.00%, 07/15/32	(Call 07/15/22) (SAW)	340	390,211
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	235	243,860
4.75%, 01/15/38	(Call 01/15/18) (SAW)	250	264,193
5.00%, 01/15/26	(Call 01/15/18) (SAW)	470	526,353
5.00%, 01/15/34	(Call 01/15/18) (SAW)	500	552,285
Series S-2
5.00%, 01/15/37	(Call 01/15/17) (NPFGC-FGIC)	100	107,867
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	500	569,250
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	572,660
New York City Transitional Finance Authority RB Miscellaneous Taxes
Series A-1
5.00%, 11/01/19	(Call 05/01/15)	175	180,709
New York City Transitional Finance Authority RB Sales Tax Revenue
5.00%, 08/01/21	(PR 08/01/16)	725	790,083
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	(Call 10/01/18)	500	561,375

Security		Principal (000s)	Value

New York City Water & Sewer System RB Water Revenue
Series CC-1
5.00%, 06/15/47	(Call 06/15/24)	$1,000	$1,123,430
Series DD
5.00%, 06/15/39	(Call 06/15/24)	500	567,485
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	375	390,225
5.00%, 11/15/35	(Call 11/15/15) (AMBAC)	500	519,425
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	645	671,168
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51	(Call 11/15/21)	90	104,230
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41	(Call 12/15/21) (GOI)	1,270	1,425,511
5.25%, 12/15/43	(Call 12/15/21) (GOI)	740	843,119
New York Local Government Assistance Corp. RB Miscellaneous Revenue
Series A-5/6
5.00%, 04/01/17		315	352,154
5.00%, 04/01/18		1,000	1,152,530
5.50%, 04/01/19		125	149,640
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/15	(GOI)	850	874,437
5.00%, 04/01/19	(Call 04/01/18)	665	765,455
5.00%, 04/01/20	(Call 04/01/18)	150	171,969
Series B
5.00%, 04/01/19	(GOI)	285	335,798
Series C
5.50%, 04/01/17	(GOI)	550	598,818

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series E
5.25%, 04/01/16	(GOI)	$150	$157,976
New York Municipal Bond Bank Agency RB Miscellaneous Revenue
4.00%, 12/01/17	(SAW)	200	221,226
5.00%, 12/01/19	(SAW)	50	59,014
Series A
4.00%, 12/01/15	(SAW)	1,675	1,755,266
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/22	(Call 07/01/18)	500	570,745
Series 1
5.50%, 07/01/40	(AMBAC)	400	520,532
Series A
5.00%, 07/01/37	(Call 07/01/22)	250	282,820
Series B
5.00%, 07/01/33	(Call 07/01/18) (AGM)	105	116,645
Series E
6.13%, 01/01/31	(Call 01/01/19)	250	297,115
New York State Dormitory Authority RB Hospital Revenue
5.50%, 07/01/23	(NPFGC)	200	247,046
Series A
5.25%, 08/15/15	(Call 09/29/14) (AGM, FHA)	200	202,534
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 12/15/20		150	180,624
5.00%, 12/15/24	(Call 12/15/22)	250	301,045
5.00%, 12/15/25	(Call 12/15/22)	1,000	1,198,150
5.00%, 02/15/26	(Call 02/15/24)	355	429,032
5.00%, 03/15/28	(Call 03/15/18)	250	282,385
5.00%, 02/15/43	(Call 02/15/23)	500	561,125
Series B
5.00%, 03/15/20		475	565,953
5.00%, 03/15/28	(Call 03/15/19)	200	230,542
5.00%, 03/15/31	(Call 03/15/22)	1,050	1,200,727
5.00%, 03/15/42	(Call 03/15/22)	600	667,620
Series C
5.00%, 03/15/22	(Call 03/15/18)	500	570,590
5.00%, 03/15/25	(Call 03/15/18)	525	593,817

Security		Principal (000s)	Value

5.00%, 03/15/31	(Call 03/15/21)	$250	$288,932
5.00%, 12/15/31	(Call 12/15/16)	250	272,768
5.00%, 03/15/35	(Call 03/15/24)	500	577,965
Series D
5.00%, 02/15/40	(Call 02/15/22)	300	334,533
5.00%, 02/15/42	(Call 02/15/22)	250	277,903
Series F
5.00%, 03/15/22	(PR 03/15/15) (AGM)	165	169,377
5.00%, 03/15/30	(PR 03/15/15)	250	256,645
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		500	520,410
5.00%, 07/01/22	(Call 07/01/19)	250	290,222
Series A
5.00%, 05/15/20		520	618,691
5.25%, 05/15/15		160	165,546
New York State Dormitory Authority RB Sales Tax Revenue Series A
5.00%, 03/15/38	(Call 03/15/23)	500	567,610
New York State Environmental Facilities Corp. RB Water Revenue
Series A
4.00%, 06/15/26	(Call 06/15/22)	420	464,159
4.75%, 06/15/31	(Call 06/15/16)	340	359,472
5.00%, 06/15/16		245	265,859
5.00%, 06/15/17		100	112,614
5.00%, 06/15/20		75	90,211
5.00%, 06/15/22		350	429,317
5.00%, 06/15/23	(Call 06/15/22)	525	642,112
5.00%, 06/15/24	(Call 06/15/22)	640	776,467
5.00%, 06/15/34	(Call 06/15/19)	180	203,733
5.13%, 06/15/38	(Call 06/15/19)	120	136,151
Series B
5.00%, 06/15/33	(Call 06/15/18)	500	560,195
5.00%, 06/15/41	(Call 06/15/21)	90	101,281
Series D
5.00%, 06/15/22		500	613,310
New York State Power Authority RB Electric Power & Light Revenues
Series A
4.50%, 11/15/47	(Call 11/15/17) (NPFGC)	355	366,548

100	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

5.00%, 11/15/22	(GOI)	$335	$409,615
5.00%, 11/15/38	(Call 11/15/21) (GOI)	410	461,668
Series C
5.00%, 11/15/15	(NPFGC)	550	582,263
5.00%, 11/15/16	(NPFGC)	125	137,615
5.00%, 11/15/17		230	261,821
5.00%, 11/15/20	(Call 11/15/17) (NPFGC)	250	281,690
5.00%, 11/15/21	(Call 11/15/17) (NPFGC)	325	365,648
New York State Thruway Authority RB Federal Grant Revenue
Series B
4.13%, 04/01/19	(PR 10/01/15) (AMBAC)	65	67,792
4.13%, 04/01/19	(Call 10/01/15) (AMBAC)	435	449,272
5.00%, 04/01/17	(PR 10/01/15) (NPFGC)	40	42,108
5.00%, 04/01/17	(Call 10/01/15) (NPFGC)	260	273,684
New York State Thruway Authority RB Highway Revenue Tolls
Series A
5.00%, 05/01/19		1,875	2,186,344
5.00%, 04/01/27	(Call 04/01/18)	750	850,440
Series B
5.00%, 04/01/15	(AGM)	250	257,035
5.50%, 04/01/20	(AMBAC)	260	316,958
Series F
4.00%, 01/01/15	(AMBAC)	250	253,208
Series H
4.00%, 01/01/18	(NPFGC)	100	110,382
5.00%, 01/01/19	(Call 01/01/18) (NPFGC)	400	451,000
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	225	253,370
Series I
5.00%, 01/01/37	(Call 01/01/22)	300	333,813

Security		Principal (000s)	Value

New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/18		$170	$195,235
5.00%, 03/15/21	(Call 09/15/20)	85	102,183
5.00%, 03/15/23	(Call 09/15/21)	250	299,667
5.00%, 03/15/26	(Call 09/15/18)	300	342,348
5.00%, 03/15/29	(Call 09/15/20)	250	292,142
Series C
5.25%, 03/15/19		250	296,177
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/16		250	268,175
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	200	229,860
Series I
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,105,150
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		250	285,157
Series A
5.00%, 03/15/19		250	293,412
5.00%, 03/15/31	(Call 03/15/21)	250	288,932
Series A-1
5.00%, 12/15/16		400	441,756
5.00%, 12/15/18		285	333,963
5.00%, 03/15/21		250	301,405
5.00%, 03/15/28	(Call 03/15/23)	520	608,374
5.00%, 03/15/43	(Call 03/15/23)	140	157,261
Series B
5.00%, 03/15/32	(Call 03/15/17)	250	272,103
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	287,347
5.00%, 03/15/36	(Call 03/15/19)	250	280,410
5.25%, 03/15/38	(Call 03/15/19)	120	135,113
Series C
5.00%, 12/15/15		200	212,622
5.00%, 03/15/24	(Call 03/15/23)	200	242,008
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/21	(Call 07/01/18)	750	854,910

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal (000s)	Value

Series D
5.25%, 01/01/17		$160	$177,848
5.25%, 01/01/20	(Call 01/01/19)	350	404,607
5.63%, 01/01/28	(Call 01/01/19)	400	456,920
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.00%, 09/15/31	(Call 09/15/19)	500	522,285
4.00%, 12/01/31	(Call 06/01/22) (GOI)	250	266,463
4.00%, 06/01/32	(Call 06/01/22)	170	179,988
4.00%, 12/15/40	(Call 06/15/24)	400	414,096
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	521,094
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	221,448
4.75%, 07/15/32	(Call 07/15/18) (GOI)	130	143,941
4.75%, 11/15/32	(Call 11/15/17) (GOI)	210	230,561
5.00%, 10/01/27	(Call 10/01/16) (GOI)	700	756,931
5.00%, 12/01/29	(Call 06/01/15) (GOI)	875	910,455
5.00%, 10/01/31	(Call 10/01/16) (GOI)	150	160,851
5.00%, 07/15/32	(Call 07/15/20) (GOI)	275	313,912
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	223,946
5.00%, 10/01/35	(Call 10/01/16) (GOI)	550	590,969
5.00%, 09/01/36	(Call 09/01/24)	200	231,728
5.00%, 09/15/36	(Call 09/15/19) (GOI)	200	227,368
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	280,670
Series 5
5.38%, 03/01/28	(GOI)	500	613,900
Series 179
5.00%, 12/01/16		275	303,625

Security		Principal (000s)	Value

Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/17	(Call 10/15/14) (NPFGC)	$495	$498,079
5.00%, 10/15/20	(Call 10/15/14) (NPFGC)	143	143,386
5.00%, 10/15/23	(Call 10/15/14) (NPFGC)	405	407,507
5.00%, 10/15/29	(Call 10/15/14) (AMBAC)	425	427,473
5.00%, 10/15/32	(Call 10/15/14) (AMBAC)	820	824,658
5.25%, 10/15/18	(Call 10/15/14) (NPFGC)	500	503,260
5.25%, 10/15/19	(Call 10/15/14) (NPFGC)	185	186,206
State of New York GO
Series A
5.00%, 02/15/16		150	160,541
5.00%, 02/15/34	(Call 02/15/19)	420	472,849
5.00%, 02/15/39	(Call 02/15/19)	250	281,458
Series C
3.00%, 02/01/16		100	103,792
4.50%, 02/01/17		125	137,388
5.00%, 04/15/15		250	257,680
5.00%, 04/15/16	(Call 04/15/15)	1,600	1,696,036
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
5.00%, 11/15/19	(PR 05/15/18) (GOI)	250	289,642
5.00%, 11/15/22		150	182,271
5.00%, 01/01/23	(Call 01/01/22)	75	91,027
5.00%, 11/15/27	(Call 05/15/23)	500	588,135
5.00%, 11/15/37	(Call 05/15/18) (GOI)	650	725,127
5.25%, 01/01/28	(PR 01/01/22) (GOI)	65	80,603
Series B
0.00%, 11/15/32		700	359,037
4.00%, 11/15/16		170	183,223
5.00%, 11/15/19		220	261,067

102	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2014

Security		Principal or Shares (000s)	Value

5.00%, 11/15/20		$400	$481,152
5.00%, 11/15/22		500	610,520
5.00%, 11/15/25	(Call 11/15/22)	710	861,109
5.00%, 11/15/27	(Call 11/15/22)	415	496,547
5.50%, 01/01/30	(PR 01/01/22) (GOI)	550	692,747
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	550	619,300
Series D
5.00%, 11/15/31	(Call 11/15/18)	650	702,643
Series E
5.50%, 11/15/19	(NPFGC)	150	181,769
Triborough Bridge & Tunnel Authority RB Transit Revenue
Series A
5.00%, 11/15/32	(Call 11/15/17)	600	663,420
Utility Debt Securitization Authority RB Electric Power & Light Revenues
Series TE
5.00%, 12/15/29	(Call 12/15/23)	1,000	1,196,990
5.00%, 12/15/30	(Call 12/15/23)	500	594,405
5.00%, 12/15/35	(Call 12/15/23)	1,000	1,165,540
5.00%, 12/15/41	(Call 12/15/23)	215	246,822

			145,157,794

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $137,955,917)			145,157,794

SHORT-TERM INVESTMENTS — 1.91%

MONEY MARKET FUNDS — 1.91%
BlackRock Liquidity Funds: New York Money Fund, Institutional Shares
0.01%[a,b]		2,861	2,860,783

			2,860,783

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,860,783)			2,860,783

Value

TOTAL INVESTMENTS IN SECURITIES — 98.85%
(Cost: $140,816,700)	$148,018,577
Other Assets, Less Liabilities — 1.15%	1,728,823

NET ASSETS — 100.00%	$149,747,400

ETM  —  Escrowed to Maturity

FHA  —  Federal Housing Administration

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

PR  —  Prerefunded

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	103

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2014

	iShares California AMT-Free Muni Bond ETF	iShares National AMT-Free Muni Bond ETF	iShares Short-Term National AMT-Free Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$273,074,734	$3,318,958,026	$879,340,579
Affiliated (Note 2)	4,844,599	27,888,496	11,479,493

Total cost of investments	$277,919,333	$3,346,846,522	$890,820,072

Investments in securities, at fair value (Note 1):
Unaffiliated	$292,280,946	$3,493,646,574	$886,847,520
Affiliated (Note 2)	4,844,599	27,888,496	11,479,493

Total fair value of investments	297,125,545	3,521,535,070	898,327,013
Receivables:
Interest	3,330,539	38,799,550	9,930,972

Total Assets	300,456,084	3,560,334,620	908,257,985

LIABILITIES
Payables:
Investment securities purchased	2,507,525	12,214,343	14,214,472
Due to custodian	—	—	589,349
Investment advisory fees (Note 2)	61,095	733,732	187,815

Total Liabilities	2,568,620	12,948,075	14,991,636

NET ASSETS	$297,887,464	$3,547,386,545	$893,266,349

Net assets consist of:
Paid-in capital	$279,035,303	$3,398,590,992	$886,046,494
Undistributed net investment income	585,035	7,746,329	510,961
Accumulated net realized loss	(939,086)	(33,639,324)	(798,047)
Net unrealized appreciation	19,206,212	174,688,548	7,506,941

NET ASSETS	$297,887,464	$3,547,386,545	$893,266,349

Shares outstanding[a]	2,550,000	32,300,000	8,400,000

Net asset value per share	$116.82	$109.83	$106.34

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

104	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2014

iShares New York AMT-Free Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$137,955,917
Affiliated (Note 2)	2,860,783

Total cost of investments	$140,816,700

Investments in securities, at fair value (Note 1):
Unaffiliated	$145,157,794
Affiliated (Note 2)	2,860,783

Total fair value of investments	148,018,577
Receivables:
Interest	1,790,766

Total Assets	149,809,343

LIABILITIES
Payables:
Investment securities purchased	30,611
Investment advisory fees (Note 2)	31,332

Total Liabilities	61,943

NET ASSETS	$149,747,400

Net assets consist of:
Paid-in capital	$142,455,531
Undistributed net investment income	341,263
Accumulated net realized loss	(251,271)
Net unrealized appreciation	7,201,877

NET ASSETS	$149,747,400

Shares outstanding[a]	1,350,000

Net asset value per share	$110.92

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	105

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2014

	iShares California AMT-Free Muni Bond ETF	iShares National AMT-Free Muni Bond ETF	iShares Short-Term National AMT-Free Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$4,232,914	$50,313,633	$4,239,326
Interest — affiliated (Note 2)	218	1,947	724

Total investment income	4,233,132	50,315,580	4,240,050

EXPENSES
Investment advisory fees (Note 2)	338,849	4,120,399	1,078,964

Total expenses	338,849	4,120,399	1,078,964

Net investment income	3,894,283	46,195,181	3,161,086

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	2,954	733,229	(265,159)
In-kind redemptions — unaffiliated	—	2,301,912	—

Net realized gain (loss)	2,954	3,035,141	(265,159)

Net change in unrealized appreciation/depreciation	8,091,650	78,233,558	(1,082,382)

Net realized and unrealized gain (loss)	8,094,604	81,268,699	(1,347,541)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,988,887	$127,463,880	$1,813,545

See notes to financial statements.

106	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2014

iShares New York AMT-Free Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$2,153,445
Interest — affiliated (Note 2)	140

Total investment income	2,153,585

EXPENSES
Investment advisory fees (Note 2)	171,410

Total expenses	171,410

Net investment income	1,982,175

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(19,335)

Net realized loss	(19,335)

Net change in unrealized appreciation/depreciation	3,700,784

Net realized and unrealized gain	3,681,449

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,663,624

See notes to financial statements.

FINANCIAL STATEMENTS	107

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares California AMT-Free Muni Bond ETF		iShares National AMT-Free Muni Bond ETF
	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,894,283	$8,234,573	$46,195,181	$97,535,490
Net realized gain (loss)	2,954	1,087,456	3,035,141	(30,035,178)
Net change in unrealized appreciation/depreciation	8,091,650	(10,737,109)	78,233,558	(125,859,639)

Net increase (decrease) in net assets resulting from operations	11,988,887	(1,415,080)	127,463,880	(58,359,327)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,956,880)	(8,291,096)	(46,382,818)	(97,931,298)

Total distributions to shareholders	(3,956,880)	(8,291,096)	(46,382,818)	(97,931,298)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	40,309,560	16,920,065	444,525,378	183,521,471
Cost of shares redeemed	—	(71,367,283)	(139,230,699)	(501,445,190)

Net increase (decrease) in net assets from capital share transactions	40,309,560	(54,447,218)	305,294,679	(317,923,719)

INCREASE (DECREASE) IN NET ASSETS	48,341,567	(64,153,394)	386,375,741	(474,214,344)

NET ASSETS
Beginning of period	249,545,897	313,699,291	3,161,010,804	3,635,225,148

End of period	$297,887,464	$249,545,897	$3,547,386,545	$3,161,010,804

Undistributed net investment income included in net assets at end of period	$585,035	$647,632	$7,746,329	$7,933,966

SHARES ISSUED AND REDEEMED
Shares sold	350,000	150,000	4,100,000	1,700,000
Shares redeemed	—	(650,000)	(1,300,000)	(4,800,000)

Net increase (decrease) in shares outstanding	350,000	(500,000)	2,800,000	(3,100,000)

See notes to financial statements.

108	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Short-Term National AMT-Free Muni Bond ETF		iShares New York AMT-Free Muni Bond ETF
	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,161,086	$5,771,463	$1,982,175	$3,979,095
Net realized gain (loss)	(265,159)	(220,832)	(19,335)	26,063
Net change in unrealized appreciation/depreciation	(1,082,382)	1,151,731	3,700,784	(5,491,998)

Net increase (decrease) in net assets resulting from operations	1,813,545	6,702,362	5,663,624	(1,486,840)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,349,169)	(5,677,710)	(1,970,083)	(3,977,333)

Total distributions to shareholders	(3,349,169)	(5,677,710)	(1,970,083)	(3,977,333)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	74,353,929	190,998,796	21,810,120	11,201,363
Cost of shares redeemed	—	—	—	(15,770,945)

Net increase (decrease) in net assets from capital share transactions	74,353,929	190,998,796	21,810,120	(4,569,582)

INCREASE (DECREASE) IN NET ASSETS	72,818,305	192,023,448	25,503,661	(10,033,755)

NET ASSETS
Beginning of period	820,448,044	628,424,596	124,243,739	134,277,494

End of period	$893,266,349	$820,448,044	$149,747,400	$124,243,739

Undistributed net investment income included in net assets at end of period	$510,961	$699,044	$341,263	$329,171

SHARES ISSUED AND REDEEMED
Shares sold	700,000	1,800,000	200,000	100,000
Shares redeemed	—	—	—	(150,000)

Net increase (decrease) in shares outstanding	700,000	1,800,000	200,000	(50,000)

See notes to financial statements.

FINANCIAL STATEMENTS	109

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares California AMT-Free Muni Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$113.43	$116.18	$113.30	$103.13	$105.91	$102.14

Income from investment operations:
Net investment income[a]	1.66	3.42	3.52	3.93	4.15	4.11
Net realized and unrealized gain (loss)[b]	3.44	(2.76)	2.89	10.27	(2.80)	3.66

Total from investment operations	5.10	0.66	6.41	14.20	1.35	7.77

Less distributions from:
Net investment income	(1.71)	(3.41)	(3.53)	(4.03)	(4.13)	(4.00)

Total distributions	(1.71)	(3.41)	(3.53)	(4.03)	(4.13)	(4.00)

Net asset value, end of period	$116.82	$113.43	$116.18	$113.30	$103.13	$105.91

Total return	4.53%[c]	0.67%	5.75%	14.07%	1.26%	7.74%

Ratios/Supplemental data:
Net assets, end of period (000s)	$297,887	$249,546	$313,699	$209,613	$211,412	$201,235
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.87%	3.06%	3.06%	3.65%	3.91%	3.96%
Portfolio turnover rate[e]	3%	15%	6%	9%	21%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

110	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares National AMT-Free Muni Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$107.15	$111.51	$109.83	$100.74	$103.55	$99.18

Income from investment operations:
Net investment income[a]	1.53	3.15	3.16	3.56	3.77	3.82
Net realized and unrealized gain (loss)[b]	2.69	(4.35)	1.68	9.08	(2.82)	4.27

Total from investment operations	4.22	(1.20)	4.84	12.64	0.95	8.09

Less distributions from:
Net investment income	(1.54)	(3.16)	(3.16)	(3.55)	(3.76)	(3.72)

Total distributions	(1.54)	(3.16)	(3.16)	(3.55)	(3.76)	(3.72)

Net asset value, end of period	$109.83	$107.15	$111.51	$109.83	$100.74	$103.55

Total return	3.96%[c]	(1.02)%	4.47%	12.80%	0.95%	8.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,547,387	$3,161,011	$3,635,225	$2,833,674	$1,974,566	$1,698,153
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[d]	0.25%	0.25%	0.25%	0.25%	0.25%	n/a
Ratio of net investment income to average net assets[d]	2.80%	2.96%	2.86%	3.39%	3.64%	3.75%
Portfolio turnover rate[e]	3%	11%	9%	7%	9%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short-Term National AMT-Free Muni Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$106.55	$106.51	$106.77	$104.89	$105.40	$103.06

Income from investment operations:
Net investment income[a]	0.39	0.88	1.04	1.32	1.34	1.50
Net realized and unrealized gain (loss)[b]	(0.18)	0.05	(0.29)	1.92	(0.52)	2.30

Total from investment operations	0.21	0.93	0.75	3.24	0.82	3.80

Less distributions from:
Net investment income	(0.42)	(0.89)	(1.01)	(1.36)	(1.33)	(1.46)

Total distributions	(0.42)	(0.89)	(1.01)	(1.36)	(1.33)	(1.46)

Net asset value, end of period	$106.34	$106.55	$106.51	$106.77	$104.89	$105.40

Total return	0.19%[c]	0.88%	0.71%	3.10%	0.83%	3.72%

Ratios/Supplemental data:
Net assets, end of period (000s)	$893,266	$820,448	$628,425	$496,474	$403,842	$300,403
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.73%	0.83%	0.98%	1.24%	1.27%	1.44%
Portfolio turnover rate[e]	13%	22%	26%	19%	23%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

112	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares New York AMT-Free Muni Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$108.04	$111.90	$109.93	$101.58	$104.38	$99.78

Income from investment operations:
Net investment income[a]	1.59	3.20	3.43	3.65	3.75	3.82
Net realized and unrealized gain (loss)[b]	2.90	(3.87)	1.97	8.31	(2.80)	4.55

Total from investment operations	4.49	(0.67)	5.40	11.96	0.95	8.37

Less distributions from:
Net investment income	(1.61)	(3.19)	(3.43)	(3.61)	(3.75)	(3.77)

Total distributions	(1.61)	(3.19)	(3.43)	(3.61)	(3.75)	(3.77)

Net asset value, end of period	$110.92	$108.04	$111.90	$109.93	$101.58	$104.38

Total return	4.19%[c]	(0.53)%	4.99%	12.00%	0.95%	8.52%

Ratios/Supplemental data:
Net assets, end of period (000s)	$149,747	$124,244	$134,277	$98,937	$71,109	$67,844
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.89%	2.99%	3.08%	3.45%	3.60%	3.73%
Portfolio turnover rate[e]	3%	7%	10%	19%	14%	1%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
California AMT-Free Muni Bond	Non-diversified
National AMT-Free Muni Bond	Diversified
Short-Term National AMT-Free Muni Bond	Diversified
New York AMT-Free Muni Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

114	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
California AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$292,280,946	$—	$292,280,946
Money Market Funds	4,844,599	—	—	4,844,599

	$4,844,599	$292,280,946	$—	$297,125,545

National AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$3,493,646,574	$—	$3,493,646,574
Money Market Funds	27,888,496	—	—	27,888,496

	$27,888,496	$3,493,646,574	$—	$3,521,535,070

Short-Term National AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$886,847,520	$—	$886,847,520
Money Market Funds	11,479,493	—	—	11,479,493

	$11,479,493	$886,847,520	$—	$898,327,013

New York AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$145,157,794	$—	$145,157,794
Money Market Funds	2,860,783	—	—	2,860,783

	$2,860,783	$145,157,794	$—	$148,018,577

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance

116	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares National AMT-Free Muni Bond ETF through June 30, 2015 in an amount equal to the Fund’s pro rata share of the fees and expenses attributable to the Fund’s investments in other iShares funds. The Fund did not hold any iShares funds during the six months ended August 31, 2014.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares National AMT-Free Muni Bond ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2014 were as follows:

iShares ETF	Purchases	Sales
California AMT-Free Muni Bond	$43,653,088	$6,970,000
National AMT-Free Muni Bond	227,361,134	100,467,314
Short-Term National AMT-Free Muni Bond	193,920,405	113,067,254
New York AMT-Free Muni Bond	23,950,155	4,348,550

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended August 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
California AMT-Free Muni Bond	$5,530,836	$—
National AMT-Free Muni Bond	321,861,726	136,748,932
Short-Term National AMT-Free Muni Bond	10,059,259	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

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Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

Each Fund invests all or substantially all of its assets in municipal securities which are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

The iShares California AMT-Free Muni Bond ETF and iShares New York AMT-Free Muni Bond ETF each invests all or substantially all of its assets in issuers located in a single state. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting that state may have a significant impact on its investment performance.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

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The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
California AMT-Free Muni Bond	$942,040	$—	$942,040
National AMT-Free Muni Bond	2,158,425	3,038,912	5,197,337
Short-Term National AMT-Free Muni Bond	475,411	7,250	482,661
New York AMT-Free Muni Bond	—	123,257	123,257

[a]	Must be utilized prior to losses subject to expiration.

As of August 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California AMT-Free Muni Bond	$277,919,333	$19,290,391	$(84,179)	$19,206,212
National AMT-Free Muni Bond	3,347,077,377	178,441,630	(3,983,937)	174,457,693
Short-Term National AMT-Free Muni Bond	890,820,072	7,562,145	(55,204)	7,506,941
New York AMT-Free Muni Bond	140,853,334	7,317,629	(152,386)	7,165,243

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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I. iShares California AMT-Free Muni Bond ETF and iShares New York AMT-Free Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were at the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential

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economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory

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services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares National AMT-Free Muni Bond ETF and iShares Short-Term National AMT-Free Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds

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sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and

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throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as iShares National AMT-Free Muni Bond ETF, but do manage Other Accounts with substantially similar investment objective and strategies as iShares Short-Term National AMT-Free Muni Bond ETF. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the

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iSHARES® TRUST

Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	127

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
California AMT-Free Muni Bond	$1.664658	$—	$0.044406	$1.709064	97%	—%	3%		100%
National AMT-Free Muni Bond	1.536093	—	0.005530	1.541623	100	—	0	[a]	100
New York AMT-Free Muni Bond	1.608725	—	0.001389	1.610114	100	—	0	[a]	100

[a]	Rounds to less than 1%.

128	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	129

Notes:

130	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free
1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-26-0814

AUGUST 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 1-3 Year Credit Bond ETF | CSJ | NYSE Arca
➢	iShares 10+ Year Credit Bond ETF | CLY | NYSE Arca
➢	iShares Core U.S. Credit Bond ETF | CRED | NYSE Arca
➢	iShares Intermediate Credit Bond ETF | CIU | NYSE Arca

Fund Performance Overview

iSHARES® 1-3 YEAR CREDIT BOND ETF

Performance as of August  31, 2014

The iShares 1-3 Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and three years, as represented by the Barclays U.S. 1-3 Year Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 0.40%, net of fees, while the total return for the Index was 0.62%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.63%	1.41%	2.00%	1.63%	1.41%	2.00%
5 Years	2.42%	2.07%	2.85%	12.71%	10.77%	15.07%
Since Inception	3.38%	3.36%	3.84%	29.02%	28.82%	33.47%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.00	$1.01	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION As of 8/31/14

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	79.39%
Foreign Government Obligations	20.43
Municipal Debt Obligation	0.18

TOTAL	100.00%

BOND CREDIT QUALITY As of 8/31/14

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	20.10%
Aa	16.25
A	28.81
Baa	32.03
Ba	0.20
Not Rated	2.61

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® 10+ YEAR CREDIT BOND ETF

Performance as of August 31, 2014

The iShares 10+ Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of long-term, investment-grade U.S. corporate bonds and U.S. dollar-denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years, as represented by the Barclays U.S. Long Credit Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 8.72%, net of fees, while the total return for the Index was 9.38%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.72%	18.44%	17.60%	16.72%	18.44%	17.60%
Since Inception	9.29%	9.42%	9.89%	52.21%	53.11%	56.18%

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through June 30, 2014 reflects the performance of The BofA Merrill Lynch 10+ Year US Corporate & Yankees IndexSM. Index performance beginning on July 1, 2014 reflects the performance of the Barclays U.S. Long Credit Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,087.20	$1.05	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION As of 8/31/14

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	80.92%
Foreign Government Obligations	9.42
Municipal Debt Obligations	9.66

TOTAL	100.00%

BOND CREDIT QUALITY As of 8/31/14

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	2.25%
Aa	14.95
A	36.41
Baa	44.70
Ba	0.43
Not Rated	1.26

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE U.S. CREDIT BOND ETF

Performance as of August 31, 2014

The iShares Core U.S. Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds, as represented by the Barclays U.S. Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 4.16%, net of fees, while the total return for the Index was 4.27%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.96%	9.29%	9.06%	8.96%	9.29%	9.06%
5 Years	6.49%	6.20%	6.77%	36.97%	35.11%	38.74%
Since Inception	5.96%	5.95%	6.23%	55.81%	55.62%	58.83%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,041.60	$0.93	$1,000.00	$1,024.30	$0.92	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION As of 8/31/14

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	83.73%
Foreign Government Obligations	12.89
Municipal Debt Obligation	3.38

TOTAL	100.00%

BOND CREDIT QUALITY As of 8/31/14

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	8.33%
Aa	13.47
A	33.12
Baa	43.22
Ba	0.66
Not Rated	1.20

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® INTERMEDIATE CREDIT BOND ETF

Performance as of August 31, 2014

The iShares Intermediate Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and ten years, as represented by the Barclays U.S. Intermediate Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 2.20%, net of fees, while the total return for the Index was 2.33%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.63%	5.74%	5.85%	5.63%	5.74%	5.85%
5 Years	5.36%	5.07%	5.62%	29.84%	28.03%	31.44%
Since Inception	5.32%	5.32%	5.57%	48.75%	48.65%	51.42%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,022.00	$1.02	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION As of 8/31/14

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	85.46%
Foreign Government Obligations	14.17
Municipal Debt Obligations	0.37

TOTAL	100.00%

BOND CREDIT QUALITY As of 8/31/14

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	11.37%
Aa	13.14
A	31.24
Baa	42.20
Ba	0.74
Not Rated	1.31

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2014 and held through August 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 78.77%

ADVERTISING — 0.09%
Omnicom Group Inc.
5.90%, 04/15/16	$10,027	$10,810,254

		10,810,254
AEROSPACE & DEFENSE — 0.62%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	12,558	12,890,035
Boeing Co. (The)
3.75%, 11/20/16	2,330	2,469,156
General Dynamics Corp.
1.00%, 11/15/17	2,000	1,973,759
2.25%, 07/15/16	6,200	6,378,289
L-3 Communications Corp.
1.50%, 05/28/17	11,550	11,472,933
Lockheed Martin Corp.
2.13%, 09/15/16	14,455	14,820,487
7.65%, 05/01/16	1,000	1,115,461
United Technologies Corp.
1.80%, 06/01/17	20,192	20,568,194

		71,688,314
AGRICULTURE — 0.73%
Altria Group Inc.
4.13%, 09/11/15	14,554	15,071,043
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	12,983	13,565,278
Bunge N.A. Finance LP
5.90%, 04/01/17	2,680	2,958,960
Lorillard Tobacco Co.
3.50%, 08/04/16[a]	11,000	11,475,430
Philip Morris International Inc.
1.63%, 03/20/17	65	65,972
2.50%, 05/16/16[a]	22,710	23,433,879
Reynolds American Inc.
1.05%, 10/30/15	10,814	10,817,579
6.75%, 06/15/17	7,100	8,066,090

		85,454,231

Security	Principal (000s)	Value

AIRLINES — 0.08%
United Airlines Inc. 2009-2A Pass Through Trust Series 09-2
9.75%, 07/15/18 (Call 01/15/17)	$8,073	$9,142,572

		9,142,572
AUTO MANUFACTURERS — 1.14%
American Honda Finance Corp.
1.13%, 10/07/16	23,521	23,669,492
1.20%, 07/14/17	7,500	7,493,648
PACCAR Financial Corp.
0.75%, 08/14/15[a]	5,000	5,018,002
0.75%, 05/16/16	3,900	3,907,201
0.80%, 02/08/16	5,000	5,009,195
1.10%, 06/06/17	13,890	13,871,101
1.15%, 08/16/16	4,250	4,287,871
Toyota Motor Credit Corp.
0.80%, 05/17/16	8,275	8,297,332
1.13%, 05/16/17	15,000	14,981,992
1.75%, 05/22/17	1,600	1,624,807
2.00%, 09/15/16	9,290	9,520,504
2.05%, 01/12/17	19,903	20,380,493
2.80%, 01/11/16	14,308	14,749,622

		132,811,260
AUTO PARTS & EQUIPMENT — 0.08%
Johnson Controls Inc.
1.40%, 11/02/17	5,590	5,565,869
2.60%, 12/01/16[a]	4,000	4,133,756

		9,699,625
BANKS — 31.68%
Abbey National Treasury Services PLC
1.38%, 03/13/17	10,000	10,036,042
4.00%, 04/27/16	15,376	16,138,881
American Express Centurion Bank
0.88%, 11/13/15	22,060	22,108,367
Australia and New Zealand Banking Group Ltd.
0.90%, 02/12/16	11,500	11,551,114
1.25%, 01/10/17	25,100	25,175,638
1.25%, 06/13/17	1,000	1,000,540

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Bancolombia SA
4.25%, 01/12/16	$3,150	$3,287,813
Bank of America Corp.
1.25%, 01/11/16	14,520	14,590,314
1.35%, 11/21/16	13,940	13,970,062
1.50%, 10/09/15	25,900	26,084,485
1.70%, 08/25/17	4,785	4,790,543
3.63%, 03/17/16	23,230	24,172,707
3.70%, 09/01/15	13,890	14,298,724
3.88%, 03/22/17	12,404	13,150,237
4.75%, 08/01/15	12,950	13,435,491
5.42%, 03/15/17[a]	2,680	2,916,204
5.63%, 10/14/16	12,335	13,432,640
5.70%, 05/02/17	5,000	5,485,259
5.75%, 08/15/16	13,250	14,368,365
6.05%, 05/16/16	10,009	10,802,142
6.40%, 08/28/17	5,000	5,666,954
6.50%, 08/01/16	46,450	51,043,309
7.80%, 09/15/16	1,000	1,126,872
Series 1
3.75%, 07/12/16	22,985	24,078,838
Series B
5.30%, 09/30/15	351	368,344
Bank of America N.A.
1.25%, 02/14/17	16,000	15,992,264
5.30%, 03/15/17	24,500	26,695,179
6.10%, 06/15/17	5,000	5,579,193
Series FXD
1.13%, 11/14/16[a]	31,000	31,002,531
Bank of Montreal
0.80%, 11/06/15	16,570	16,610,648
1.30%, 07/15/16	15,055	15,191,460
1.30%, 07/14/17 (Call 06/14/17)	10,000	10,005,440
2.50%, 01/11/17	16,887	17,424,403
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	10,700	10,716,833
0.70%, 03/04/16 (Call 02/03/16)	12,677	12,667,308
1.97%, 06/20/17[a,b]	3,000	3,050,882
2.30%, 07/28/16	13,500	13,866,844

Security	Principal (000s)	Value

Bank of Nova Scotia
0.75%, 10/09/15	$9,000	$9,017,714
0.95%, 03/15/16	13,890	13,949,210
1.10%, 12/13/16	10,000	10,026,756
1.25%, 04/11/17	5,000	5,010,240
1.30%, 07/21/17	5,000	5,001,393
1.38%, 07/15/16	8,000	8,079,159
2.05%, 10/07/15	17,670	17,956,112
2.55%, 01/12/17	20,900	21,615,012
2.90%, 03/29/16	15,947	16,501,323
Barclays Bank PLC
5.00%, 09/22/16[a]	21,737	23,508,027
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	6,448	6,453,416
2.15%, 03/22/17 (Call 02/22/17)	2,835	2,896,994
3.20%, 03/15/16 (Call 02/16/16)[a]	13,145	13,572,162
3.95%, 04/29/16	3,250	3,410,769
5.20%, 12/23/15	7,000	7,384,631
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	30,750	31,978,062
BNP Paribas SA
1.25%, 12/12/16[a]	17,520	17,570,648
3.60%, 02/23/16[a]	24,780	25,729,761
BPCE SA
1.63%, 02/10/17[a]	12,000	12,078,962
1.70%, 04/25/16	2,785	2,817,221
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	10,000	9,926,360
1.05%, 12/01/16 (Call 11/01/16)	19,000	19,032,052
1.35%, 10/01/17 (Call 09/01/17)	10,000	9,987,868
1.45%, 10/03/16 (Call 09/03/16)	9,190	9,280,872
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	19,820	19,890,291
1.35%, 07/18/16	5,000	5,049,240
2.35%, 12/11/15	17,170	17,551,591

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Capital One Financial Corp.
1.00%, 11/06/15	$10,950	$10,967,804
3.15%, 07/15/16	17,900	18,597,983
Citigroup Inc.
1.25%, 01/15/16[a]	20,650	20,764,921
1.30%, 04/01/16[a]	26,340	26,471,605
1.30%, 11/15/16	13,890	13,907,688
1.35%, 03/10/17	5,000	4,988,874
1.55%, 08/14/17	15,000	14,969,799
1.70%, 07/25/16	32,650	33,022,738
2.25%, 08/07/15	12,740	12,929,213
3.95%, 06/15/16	28,563	30,012,098
4.45%, 01/10/17	16,658	17,848,410
4.59%, 12/15/15	17,415	18,228,598
5.30%, 01/07/16	3,380	3,572,430
5.50%, 02/15/17	17,520	19,118,791
6.00%, 08/15/17	5,000	5,617,137
Comerica Inc.
3.00%, 09/16/15	10,790	11,056,088
Commonwealth Bank of Australia
1.13%, 03/13/17[a]	20,000	19,972,598
1.25%, 09/18/15	14,250	14,370,297
Credit Suisse/New York
1.38%, 05/26/17	35,105	35,109,491
Deutsche Bank AG London
1.35%, 05/30/17	16,000	15,965,536
3.25%, 01/11/16[a]	29,210	30,176,246
Series 3FXD
1.40%, 02/13/17	16,905	16,949,665
Fifth Third Bancorp
3.63%, 01/25/16	13,740	14,294,725
Fifth Third Bank
0.90%, 02/26/16 (Call 01/26/16)	16,000	16,004,232
1.15%, 11/18/16 (Call 10/18/16)[a]	13,470	13,509,326
1.35%, 06/01/17 (Call 05/01/17)	5,000	5,001,268
First Horizon National Corp.
5.38%, 12/15/15	2,500	2,625,745
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15[a]	20,150	20,316,547
3.63%, 02/07/16	89,995	93,412,279

Security	Principal (000s)	Value

5.35%, 01/15/16	$25,965	$27,554,994
5.63%, 01/15/17	19,110	20,869,646
5.75%, 10/01/16[a]	8,644	9,448,653
HSBC USA Inc.
1.30%, 06/23/17[a]	21,000	20,999,890
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	9,030	9,041,164
1.35%, 08/02/16 (Call 07/02/16)	4,950	4,958,862
1.38%, 04/24/17 (Call 03/24/17)[a]	6,975	6,966,836
Intesa Sanpaolo SpA
2.38%, 01/13/17	23,500	23,773,230
3.13%, 01/15/16	20,600	21,126,233
3.88%, 01/16/18[a]	2,000	2,097,064
J.P. Morgan Chase & Co.
1.10%, 10/15/15	25,905	25,994,189
1.13%, 02/26/16	14,935	14,997,492
1.35%, 02/15/17	43,721	43,741,961
2.00%, 08/15/17	10,000	10,132,375
2.60%, 01/15/16	17,072	17,485,475
3.15%, 07/05/16	56,500	58,691,802
3.45%, 03/01/16	30,244	31,403,843
5.15%, 10/01/15	17,510	18,296,505
6.13%, 06/27/17	3,327	3,727,966
KeyBank N.A.
1.10%, 11/25/16 (Call 10/25/16)	6,375	6,385,665
KeyCorp
3.75%, 08/13/15	13,705	14,103,890
KfW
0.50%, 09/30/15[a]	32,027	32,096,108
0.50%, 04/19/16[a]	65,100	65,168,257
0.63%, 12/15/16	70,750	70,629,831
0.75%, 03/17/17[a]	26,000	25,930,065
0.88%, 09/05/17	20,455	20,335,985
1.25%, 10/26/15	29,730	30,044,995
1.25%, 10/05/16	53,100	53,786,535
1.25%, 02/15/17	53,600	54,147,540
2.00%, 06/01/16	74,200	76,140,315
2.63%, 02/16/16	53,606	55,322,834
4.88%, 01/17/17	30,000	32,861,613
5.13%, 03/14/16	20,600	22,079,333

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Korea Development Bank (The)
1.00%, 01/22/16[a]	$18,960	$18,958,922
1.50%, 01/22/18	2,000	1,974,019
3.25%, 03/09/16[a]	1,000	1,032,766
3.88%, 05/04/17	10,500	11,116,091
4.00%, 09/09/16	6,014	6,351,407
Landwirtschaftliche Rentenbank
2.13%, 07/15/16	21,430	22,060,981
2.50%, 02/15/16[a]	14,707	15,146,182
4.88%, 11/16/15	11,900	12,543,677
5.00%, 11/08/16	11,250	12,292,265
5.13%, 02/01/17	18,520	20,420,850
Lloyds Bank PLC
4.20%, 03/28/17	460	494,156
4.88%, 01/21/16	20,709	21,895,528
Manufacturers & Traders Trust Co.
1.25%, 01/30/17 (Call 12/30/16)	13,125	13,158,106
1.40%, 07/25/17 (Call 06/25/17)	7,500	7,514,460
Mellon Capital IV Series 1
4.00%, 06/29/49 (Call 09/29/14)[a,c]	1,950	1,657,500
Morgan Stanley
1.75%, 02/25/16	19,206	19,425,778
3.45%, 11/02/15	14,286	14,713,623
3.80%, 04/29/16	33,710	35,260,143
4.75%, 03/22/17	30,465	32,948,663
5.38%, 10/15/15	19,985	20,987,815
5.45%, 01/09/17	14,488	15,835,590
5.75%, 10/18/16	23,285	25,485,437
5.95%, 12/28/17	6,000	6,785,425
6.25%, 08/28/17	8,000	9,049,830
Series F
5.55%, 04/27/17[a]	10,000	11,033,740
MUFG Union Bank N.A.
1.50%, 09/26/16 (Call 08/26/16)	11,925	12,077,088
2.13%, 06/16/17	2,000	2,039,544
3.00%, 06/06/16	14,000	14,525,484

Security	Principal (000s)	Value

National Australia Bank Ltd.
0.90%, 01/20/16	$3,500	$3,515,869
1.30%, 07/25/16	11,000	11,080,382
2.75%, 03/09/17[a]	20,000	20,778,011
National City Bank
5.25%, 12/15/16	3,500	3,818,936
Oesterreichische Kontrollbank AG
0.75%, 12/15/16[a]	14,520	14,521,567
1.75%, 10/05/15	13,890	14,105,812
2.00%, 06/03/16	31,969	32,799,190
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)[d]	8,500	8,520,039
1.13%, 01/27/17 (Call 12/28/16)[a,d]	14,040	14,041,598
1.15%, 11/01/16 (Call 10/02/16)[d]	16,500	16,581,265
1.30%, 10/03/16 (Call 09/03/16)[d]	15,000	15,121,657
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[d]	8,021	8,296,880
4.25%, 09/21/15[a,d]	6,250	6,491,616
5.25%, 11/15/15[d]	6,526	6,863,824
Rabobank Nederland
2.13%, 10/13/15	25,780	26,225,216
3.38%, 01/19/17	23,074	24,282,949
Royal Bank of Canada
0.80%, 10/30/15	16,020	16,068,045
0.85%, 03/08/16	21,592	21,650,306
1.20%, 01/23/17	7,000	7,029,710
1.25%, 06/16/17	5,000	5,001,343
1.45%, 09/09/16	19,520	19,726,374
2.30%, 07/20/16	14,520	14,915,510
2.63%, 12/15/15	8,630	8,857,260
2.88%, 04/19/16	15,620	16,167,837
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	8,950	9,002,882
2.55%, 09/18/15	23,710	24,131,522
3.95%, 09/21/15	8,600	8,882,204
4.38%, 03/16/16	15,787	16,594,789
State Street Corp.
2.88%, 03/07/16	16,459	17,038,442

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Sumitomo Mitsui Banking Corp.
0.90%, 01/18/16	$8,500	$8,509,178
1.30%, 01/10/17	11,957	11,973,572
1.35%, 07/11/17	7,500	7,489,481
1.45%, 07/19/16	6,000	6,048,988
1.80%, 07/18/17[a]	10,000	10,078,558
SunTrust Bank
1.35%, 02/15/17 (Call 01/15/17)	15,000	15,006,997
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	5,500	5,751,877
3.60%, 04/15/16 (Call 03/15/16)	14,390	14,997,987
Svenska Handelsbanken AB
2.88%, 04/04/17[a]	19,000	19,794,718
3.13%, 07/12/16	16,000	16,677,332
Toronto-Dominion Bank (The)
1.13%, 05/02/17	10,000	9,967,240
1.50%, 09/09/16	13,000	13,176,643
2.38%, 10/19/16	31,558	32,558,836
2.50%, 07/14/16[a]	12,915	13,335,916
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)[a]	7,000	7,086,500
2.20%, 11/15/16 (Call 10/14/16)[a]	20,719	21,309,181
UBS AG Stamford
1.38%, 08/14/14	10,000	9,984,129
5.88%, 12/20/17	2,000	2,270,474
7.00%, 10/15/15	1,000	1,063,730
Series 10
5.88%, 07/15/16	25,202	27,331,703
UBS Preferred Funding Trust V Series 1
6.24%, 05/29/49 (Call 05/15/16)[a,c]	2,000	2,090,000
US Bank N.A.
1.10%, 01/30/17 (Call 12/30/16)	29,000	29,013,302
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	17,258	18,879,542
5.75%, 06/15/17	14,595	16,367,888

Security	Principal (000s)	Value

Wells Fargo & Co.
1.15%, 06/02/17	$8,197	$8,166,022
1.25%, 07/20/16	27,930	28,148,457
2.10%, 05/08/17[a]	23,000	23,526,935
2.63%, 12/15/16	18,977	19,668,104
3.68%, 06/15/16[b]	39,064	41,019,283
5.13%, 09/15/16	1,590	1,715,618
Wells Fargo Bank N.A.
5.60%, 03/15/16	8,500	9,113,081
Westpac Banking Corp.
0.95%, 01/12/16[a]	14,650	14,725,295
1.05%, 11/25/16	12,000	11,999,678
1.13%, 09/25/15	25,780	25,967,404
1.20%, 05/19/17	8,000	7,991,440
2.00%, 08/14/17	7,000	7,125,129
3.00%, 12/09/15	12,760	13,152,247

		3,689,260,564
BEVERAGES — 1.85%
Anheuser-Busch Companies LLC
5.05%, 10/15/16	5,000	5,427,308
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16[a]	19,922	20,011,510
1.13%, 01/27/17[a]	26,050	26,139,523
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	10,000	10,054,870
2.88%, 02/15/16[a]	2,000	2,068,175
Beam Suntory Inc.
1.88%, 05/15/17	4,000	4,020,507
5.38%, 01/15/16	3,261	3,451,634
Brown-Forman Corp.
1.00%, 01/15/18	3,000	2,949,910
2.50%, 01/15/16	150	153,949
Coca-Cola Co. (The)
0.75%, 11/01/16[a]	21,150	21,113,224
1.50%, 11/15/15	4,250	4,299,925
1.80%, 09/01/16	11,602	11,845,456
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	6,000	6,119,966
2.13%, 09/15/15	2,730	2,772,448
Diageo Capital PLC
0.63%, 04/29/16	19,150	19,135,431

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

1.50%, 05/11/17	$4,594	$4,638,960
5.50%, 09/30/16	5,000	5,476,133
Diageo Finance BV
5.30%, 10/28/15	5,120	5,399,093
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	12,100	12,450,886
Molson Coors Brewing Co.
2.00%, 05/01/17	4,985	5,065,608
PepsiCo Inc.
0.70%, 02/26/16	13,000	13,026,691
0.95%, 02/22/17	3,000	2,996,339
1.25%, 08/13/17	9,000	9,012,986
2.50%, 05/10/16	17,143	17,690,011

		215,320,543
BIOTECHNOLOGY — 0.64%
Amgen Inc.
1.25%, 05/22/17	23,890	23,857,994
2.13%, 05/15/17	9,491	9,688,232
2.30%, 06/15/16	8,000	8,206,749
2.50%, 11/15/16[a]	17,124	17,671,000
Celgene Corp.
1.90%, 08/15/17	7,000	7,084,691
2.45%, 10/15/15	915	931,612
Gilead Sciences Inc.
3.05%, 12/01/16	7,000	7,315,052

		74,755,330
BUILDING MATERIALS — 0.01%
CRH America Inc.
4.13%, 01/15/16	1,000	1,042,879

		1,042,879
CHEMICALS — 1.13%
Air Products & Chemicals Inc.
1.20%, 10/15/17	5,000	4,980,166
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	6,000	5,956,092
Dow Chemical Co. (The)
2.50%, 02/15/16	12,300	12,607,195
E.I. du Pont de Nemours and Co.
1.95%, 01/15/16	7,000	7,136,573
2.75%, 04/01/16	100	103,349
5.25%, 12/15/16	4,000	4,386,450

Security	Principal (000s)	Value

Eastman Chemical Co.
2.40%, 06/01/17	$13,450	$13,782,097
3.00%, 12/15/15	1,402	1,439,248
Ecolab Inc.
1.00%, 08/09/15[a]	11,150	11,192,621
1.45%, 12/08/17	5,924	5,908,900
3.00%, 12/08/16	20,544	21,429,949
Monsanto Co.
1.15%, 06/30/17	10,000	9,980,541
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	5,000	5,279,731
3.75%, 09/30/15	3,000	3,101,915
PPG Industries Inc.
1.90%, 01/15/16	5,000	5,073,443
Praxair Inc.
0.75%, 02/21/16	19,020	19,083,773

		131,442,043
COMMERCIAL SERVICES — 0.23%
Board of Trustees of The Leland Stanford Junior University (The)
4.25%, 05/01/16	3,000	3,177,630
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	3,360	3,378,297
Western Union Co. (The)
2.38%, 12/10/15	1,020	1,036,790
2.88%, 12/10/17	6,000	6,188,658
5.93%, 10/01/16	12,410	13,527,651

		27,309,026
COMPUTERS — 1.46%
Apple Inc.
0.45%, 05/03/16	22,650	22,619,457
1.05%, 05/05/17[a]	15,520	15,532,216
Computer Sciences Corp.
2.50%, 09/15/15[a]	5,950	6,046,900
Hewlett-Packard Co.
2.13%, 09/13/15	5,500	5,585,063
2.20%, 12/01/15	6,000	6,106,420
2.65%, 06/01/16	27,189	27,988,579
3.00%, 09/15/16	11,032	11,462,281
3.30%, 12/09/16	13,528	14,165,529

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

International Business Machines Corp.
0.45%, 05/06/16	$13,570	$13,538,026
1.25%, 02/06/17[a]	15,777	15,879,033
1.95%, 07/22/16[a]	25,070	25,662,063
2.00%, 01/05/16	5,000	5,103,679
Seagate Technology HDD Holdings
6.80%, 10/01/16	100	110,000

		169,799,246
COSMETICS & PERSONAL CARE — 0.50%
Avon Products Inc.
2.38%, 03/15/16	14,090	14,250,761
Colgate-Palmolive Co.
1.30%, 01/15/17	2,647	2,657,494
5.20%, 11/07/16	1,630	1,760,092
Procter & Gamble Co. (The)
0.75%, 11/04/16	15,520	15,499,582
1.45%, 08/15/16	5,750	5,837,991
1.80%, 11/15/15	17,520	17,788,883

		57,794,803
DISTRIBUTION & WHOLESALE — 0.04%
Arrow Electronics Inc.
3.00%, 03/01/18	5,000	5,156,287

		5,156,287
DIVERSIFIED FINANCIAL SERVICES — 5.44%
Air Lease Corp.
4.50%, 01/15/16	5,000	5,180,619
5.63%, 04/01/17	14,000	15,138,735
American Express Co.
5.50%, 09/12/16[a]	11,500	12,532,474
6.15%, 08/28/17	6,000	6,807,568
6.80%, 09/01/66 (Call 09/01/16)[c]	3,348	3,632,580
American Express Credit Corp.
1.13%, 06/05/17[a]	30,000	29,857,919
1.30%, 07/29/16	12,780	12,859,377
2.38%, 03/24/17[a]	9,250	9,528,314
2.75%, 09/15/15	24,046	24,613,218
2.80%, 09/19/16	20,954	21,729,937
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17[a]	2,973	3,251,098

Security	Principal (000s)	Value

Capital One Bank (USA) N.A.
1.15%, 11/21/16 (Call 10/21/16)	$13,060	$13,081,720
1.20%, 02/13/17 (Call 01/13/17)	11,000	10,997,447
Charles Schwab Corp. (The)
0.85%, 12/04/15	3,500	3,501,257
Countrywide Financial Corp.
6.25%, 05/15/16	11,500	12,452,552
Credit Suisse (USA) Inc.
5.38%, 03/02/16[a]	13,425	14,267,436
Ford Motor Credit Co. LLC
1.50%, 01/17/17	17,000	17,047,473
1.70%, 05/09/16	22,000	22,230,855
2.50%, 01/15/16	2,250	2,298,320
3.00%, 06/12/17	4,904	5,092,636
3.98%, 06/15/16	20,535	21,573,061
4.21%, 04/15/16	10,700	11,246,964
4.25%, 02/03/17	16,258	17,341,519
5.63%, 09/15/15	4,090	4,297,206
6.63%, 08/15/17	4,000	4,564,227
8.00%, 12/15/16[a]	13,723	15,748,679
General Electric Capital Corp.
1.00%, 12/11/15	22,247	22,368,276
1.00%, 01/08/16	24,280	24,403,712
1.25%, 05/15/17 (Call 04/13/17)	7,000	7,019,780
1.50%, 07/12/16[a]	2,500	2,535,050
2.25%, 11/09/15	15,074	15,373,386
2.30%, 04/27/17	13,240	13,626,459
2.90%, 01/09/17	25,105	26,194,570
2.95%, 05/09/16	9,100	9,447,637
3.35%, 10/17/16	20,253	21,287,028
4.38%, 09/21/15	9,182	9,568,931
5.00%, 01/08/16	17,456	18,483,985
5.38%, 10/20/16	2,885	3,153,568
5.40%, 02/15/17	24,780	27,309,822
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[c]	3,200	3,296,000
HSBC Finance Corp.
5.50%, 01/19/16	23,943	25,418,871
International Lease Finance Corp.
7.13%, 09/01/18[e]	3,500	4,007,500

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Jefferies Group LLC
3.88%, 11/09/15	$1,138	$1,172,839
5.50%, 03/15/16	2,082	2,213,436
Murray Street Investment Trust I
4.65%, 03/09/17[b]	9,970	10,720,586
National Rural Utilities Cooperative Finance Corp.
1.10%, 01/27/17	23,150	23,095,203
3.88%, 09/16/15	200	207,172
Nomura Holdings Inc.
2.00%, 09/13/16	15,450	15,637,940
4.13%, 01/19/16	13,406	13,966,556
ORIX Corp.
5.00%, 01/12/16	8,039	8,476,682
Vesey Street Investment Trust I
4.40%, 09/01/16[b]	3,000	3,188,711

		633,046,891
ELECTRIC — 2.46%
Alabama Power Co.
0.55%, 10/15/15	15,450	15,454,986
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	6,000	6,018,669
Baltimore Gas & Electric Co.
5.90%, 10/01/16	1,000	1,100,963
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	2,000	1,991,505
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	4,350	5,169,277
CMS Energy Corp.
4.25%, 09/30/15	1,500	1,554,383
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	308	314,422
6.15%, 09/15/17	2,260	2,584,817
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	1,000	1,091,634
5.85%, 04/01/18	5,000	5,709,013
Series 06-D
5.30%, 12/01/16[a]	3,000	3,284,767

Security	Principal (000s)	Value

Consumers Energy Co.
5.15%, 02/15/17	$2,000	$2,196,719
Dayton Power & Light Co. (The)
1.88%, 09/15/16	7,000	7,106,076
Dominion Gas Holdings LLC
1.05%, 11/01/16	14,520	14,528,939
Dominion Resources Inc.
1.25%, 03/15/17	11,300	11,319,710
1.95%, 08/15/16	3,560	3,629,429
Series A
5.60%, 11/15/16	1,900	2,085,720
Duke Energy Carolinas LLC
1.75%, 12/15/16[a]	3,778	3,854,804
5.10%, 04/15/18	2,000	2,236,397
5.30%, 10/01/15	8,100	8,513,053
Duke Energy Corp.
1.63%, 08/15/17	12,070	12,183,349
Duke Energy Florida Inc.
0.65%, 11/15/15	13,315	13,324,399
5.10%, 12/01/15	1,000	1,054,253
Edison International
3.75%, 09/15/17[a]	4,000	4,250,402
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	10,000	10,722,004
Georgia Power Co.
0.75%, 08/10/15	7,350	7,369,237
3.00%, 04/15/16	2,000	2,071,718
Series 12D
0.63%, 11/15/15	10,000	9,988,476
Hydro-Quebec
2.00%, 06/30/16	23,150	23,746,999
Jersey Central Power & Light Co.
5.63%, 05/01/16	6,000	6,434,517
Kentucky Utilities Co.
1.63%, 11/01/15	2,000	2,022,129
Louisville Gas & Electric Co.
1.63%, 11/15/15	13,890	14,048,782
NextEra Energy Capital Holdings Inc.
7.88%, 12/15/15	1,000	1,088,873
Ohio Power Co.
6.00%, 06/01/16	4,000	4,360,609

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Peco Energy Co.
1.20%, 10/15/16	$5,000	$5,040,824
Pepco Holdings Inc.
2.70%, 10/01/15[a]	1,000	1,016,949
PPL Energy Supply LLC
6.20%, 05/15/16	3,000	3,186,639
Progress Energy Inc.
5.63%, 01/15/16	2,000	2,130,813
PSEG Power LLC
2.75%, 09/15/16	1,000	1,036,237
5.32%, 09/15/16	1,000	1,083,767
San Diego Gas & Electric Co. Series CCC
5.30%, 11/15/15	1,950	2,058,178
Sierra Pacific Power Co. Series M
6.00%, 05/15/16	8,000	8,717,353
Southern California Edison Co.
5.00%, 01/15/16	4,000	4,238,935
Series 14-B
1.13%, 05/01/17	2,800	2,801,091
Southern Co. (The)
1.30%, 08/15/17	4,090	4,093,545
1.95%, 09/01/16	5,365	5,484,902
2.38%, 09/15/15	2,000	2,036,267
TECO Finance Inc.
4.00%, 03/15/16	1,000	1,046,937
TransAlta Corp.
1.90%, 06/03/17[a]	8,000	8,014,892
Virginia Electric and Power Co.
5.95%, 09/15/17	6,500	7,391,432
Wisconsin Electric Power Co.
6.25%, 12/01/15	1,000	1,066,711
Xcel Energy Inc.
0.75%, 05/09/16	13,000	13,001,925
5.61%, 04/01/17	100	110,705

		285,969,132
ELECTRONICS — 0.49%
Honeywell International Inc.
5.30%, 03/15/17	2,000	2,209,206
5.40%, 03/15/16	2,535	2,723,097
Jabil Circuit Inc.
7.75%, 07/15/16	100	112,000

Security	Principal (000s)	Value

Thermo Fisher Scientific Inc.
1.30%, 02/01/17	$6,583	$6,587,665
2.25%, 08/15/16	26,725	27,359,235
3.20%, 03/01/16	17,552	18,167,873

		57,159,076
FOOD — 1.05%
ConAgra Foods Inc.
1.30%, 01/25/16	9,865	9,926,484
1.35%, 09/10/15	5,000	5,030,518
5.82%, 06/15/17	4,611	5,135,406
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
6.50%, 06/15/17	1,000	1,124,919
General Mills Inc.
0.88%, 01/29/16	5,206	5,222,343
5.70%, 02/15/17	12,845	14,229,546
Hershey Co. (The)
1.50%, 11/01/16	2,000	2,022,619
Hillshire Brands Co. (The)
2.75%, 09/15/15	5,500	5,595,133
Kellogg Co.
1.75%, 05/17/17	5,000	5,055,701
1.88%, 11/17/16	3,763	3,833,056
4.45%, 05/30/16	5,948	6,319,471
Kraft Foods Group Inc.
2.25%, 06/05/17	5,000	5,118,771
Kroger Co. (The)
1.20%, 10/17/16[a]	12,095	12,120,059
2.20%, 01/15/17	5,000	5,113,015
3.90%, 10/01/15	1,053	1,088,471
Mondelez International Inc.
4.13%, 02/09/16	21,219	22,210,302
Tyson Foods Inc.
6.60%, 04/01/16	50	54,378
Unilever Capital Corp.
0.85%, 08/02/17[a]	13,500	13,391,719

		122,591,911
FOREST PRODUCTS & PAPER — 0.04%
Domtar Corp.
10.75%, 06/01/17	4,000	4,920,000

		4,920,000
GAS — 0.16%
CenterPoint Energy Inc.
5.95%, 02/01/17	5,000	5,538,670

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

National Grid PLC
6.30%, 08/01/16	$3,275	$3,592,402
Sempra Energy
6.50%, 06/01/16	8,590	9,427,791

		18,558,863
HEALTH CARE – PRODUCTS — 0.61%
Baxter International Inc.
0.95%, 06/01/16[a]	15,695	15,751,876
5.90%, 09/01/16	1,500	1,645,147
Becton, Dickinson and Co.
1.75%, 11/08/16	8,000	8,151,898
Boston Scientific Corp.
6.25%, 11/15/15	520	552,811
6.40%, 06/15/16	1,000	1,092,277
CareFusion Corp.
1.45%, 05/15/17	605	602,443
CR Bard Inc.
2.88%, 01/15/16	4,750	4,896,043
Medtronic Inc.
0.88%, 02/27/17	11,000	10,955,514
1.38%, 04/01/18	5,000	4,962,753
2.63%, 03/15/16	2,700	2,778,526
Series B
4.75%, 09/15/15	2,000	2,089,652
Stryker Corp.
2.00%, 09/30/16	16,959	17,381,197

		70,860,137
HEALTH CARE – SERVICES — 0.96%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	2,000	1,999,993
Cigna Corp.
2.75%, 11/15/16	15,060	15,609,548
Coventry Health Care Inc.
5.95%, 03/15/17	3,000	3,342,472
Humana Inc.
6.45%, 06/01/16	1,200	1,311,584
Laboratory Corp. of America Holdings
3.13%, 05/15/16	2,505	2,586,093
Quest Diagnostics Inc.
5.45%, 11/01/15	6,000	6,307,314
6.40%, 07/01/17	5,000	5,620,574

Security	Principal (000s)	Value

UnitedHealth Group Inc.
0.85%, 10/15/15	$25,010	$25,087,899
1.88%, 11/15/16	3,000	3,065,636
Ventas Realty LP
1.25%, 04/17/17	4,000	3,976,355
1.55%, 09/26/16	8,070	8,140,593
WellPoint Inc.
1.25%, 09/10/15	11,540	11,616,404
5.25%, 01/15/16	21,484	22,900,441

		111,564,906
HOLDING COMPANIES – DIVERSIFIED — 0.05%
Leucadia National Corp.
8.13%, 09/15/15	5,500	5,877,245

		5,877,245
HOME FURNISHINGS — 0.05%
Whirlpool Corp.
1.35%, 03/01/17	2,125	2,113,582
6.50%, 06/15/16	3,000	3,288,881

		5,402,463
HOUSEHOLD PRODUCTS & WARES — 0.14%
Clorox Co. (The)
5.95%, 10/15/17	8,065	9,108,054
Kimberly-Clark Corp.
1.90%, 05/22/19	5,940	5,913,386
6.13%, 08/01/17	665	756,327

		15,777,767
INSURANCE — 1.76%
ACE INA Holdings Inc.
2.60%, 11/23/15	18,020	18,433,027
Aegon NV
4.63%, 12/01/15	665	695,534
Aflac Inc.
2.65%, 02/15/17	12,000	12,410,884
3.45%, 08/15/15[a]	5,429	5,577,722
American International Group Inc.
2.38%, 08/24/15	350	355,646
5.05%, 10/01/15	12,284	12,847,150
5.45%, 05/18/17	6,673	7,375,001
5.60%, 10/18/16	5,389	5,889,688
Aon Corp.
3.50%, 09/30/15	6,170	6,357,586
Aon PLC
3.13%, 05/27/16	4,168	4,312,854

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	$12,390	$12,444,974
1.60%, 05/15/17	17,520	17,738,706
Berkshire Hathaway Inc.
0.80%, 02/11/16[a]	9,275	9,305,497
1.90%, 01/31/17	12,255	12,508,502
2.20%, 08/15/16	11,430	11,768,933
CNA Financial Corp.
6.50%, 08/15/16	10,000	11,033,376
Hartford Financial Services Group Inc. (The)
5.50%, 10/15/16	2,000	2,176,511
Lincoln National Corp.
7.00%, 05/17/66 (Call 05/17/16)[c]	5,000	5,162,500
8.75%, 07/01/19	2,500	3,211,067
Manulife Financial Corp.
3.40%, 09/17/15	1,155	1,188,974
MetLife Inc.
6.75%, 06/01/16	16,783	18,470,857
Prudential Financial Inc.
3.00%, 05/12/16	9,000	9,314,296
Series D
4.75%, 09/17/15	13,320	13,891,634
Transatlantic Holdings Inc.
5.75%, 12/14/15	120	127,150
Travelers Companies Inc. (The)
5.50%, 12/01/15	2,060	2,183,595
XL Group PLC
6.50%, 12/31/49 (Call 04/15/17)[c]	575	556,313

		205,337,977
INTERNET — 0.45%
Amazon.com Inc.
0.65%, 11/27/15	19,873	19,877,611
eBay Inc.
1.35%, 07/15/17	5,000	5,012,633
1.63%, 10/15/15	7,000	7,090,291
Google Inc.
2.13%, 05/19/16[a]	16,245	16,678,379

Security	Principal (000s)	Value

Symantec Corp.
2.75%, 09/15/15	$1,050	$1,072,559
2.75%, 06/15/17 (Call 05/15/17)	3,000	3,068,513

		52,799,986
IRON & STEEL — 0.34%
Vale Overseas Ltd.
6.25%, 01/11/16	27,000	28,807,796
6.25%, 01/23/17	10,000	11,117,896

		39,925,692
LEISURE TIME — 0.06%
Carnival Corp.
1.20%, 02/05/16	7,000	7,035,574

		7,035,574
LODGING — 0.21%
Marriott International Inc.
6.20%, 06/15/16	9,500	10,343,100
6.38%, 06/15/17	2,850	3,208,826
Starwood Hotels & Resorts Worldwide Inc.
7.38%, 11/15/15	6,500	7,009,880
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	3,455	3,566,826

		24,128,632
MACHINERY — 1.22%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	4,000	4,007,467
0.70%, 02/26/16	8,750	8,766,671
1.00%, 11/25/16	2,000	2,004,359
1.00%, 03/03/17	12,160	12,150,994
1.25%, 08/18/17	12,000	12,010,433
1.35%, 09/06/16	22,150	22,392,414
1.63%, 06/01/17[a]	4,200	4,250,400
2.05%, 08/01/16	8,300	8,509,561
John Deere Capital Corp.
0.70%, 09/04/15	4,391	4,403,311
0.75%, 01/22/16	8,000	8,030,911
1.05%, 12/15/16	13,000	13,043,728
1.13%, 06/12/17	10,000	9,987,680
1.85%, 09/15/16[a]	10,000	10,217,834
2.25%, 06/07/16	2,000	2,055,358

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Series FIX
1.05%, 10/11/16	$17,255	$17,333,862
Xylem Inc.
3.55%, 09/20/16	3,000	3,147,452

		142,312,435
MANUFACTURING — 0.83%
3M Co.
1.38%, 09/29/16	21,033	21,337,959
Danaher Corp.
2.30%, 06/23/16	1,707	1,753,841
Eaton Corp.
0.95%, 11/02/15	18,850	18,911,112
1.50%, 11/02/17	10,000	10,003,018
General Electric Co.
0.85%, 10/09/15	30,110	30,209,042
5.25%, 12/06/17	2,000	2,239,335
Illinois Tool Works Inc.
0.90%, 02/25/17	5,950	5,926,728
Pentair Finance SA
1.35%, 12/01/15	5,550	5,581,572
Textron Inc.
4.63%, 09/21/16	126	133,858

		96,096,465
MEDIA — 2.29%
21st Century Fox America Inc.
8.00%, 10/17/16	3,220	3,680,697
Comcast Corp.
4.95%, 06/15/16	5,000	5,369,520
5.85%, 11/15/15	6,964	7,403,225
5.90%, 03/15/16	14,270	15,410,410
6.50%, 01/15/17	14,986	16,905,692
COX Communications Inc.
5.50%, 10/01/15	1,150	1,207,264
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	15,108	15,525,502
3.13%, 02/15/16	14,720	15,205,316
3.50%, 03/01/16	19,829	20,610,230
NBCUniversal Media LLC
2.88%, 04/01/16	26,233	27,129,312
Scripps Networks Interactive Inc.
2.70%, 12/15/16	5,778	5,984,871

Security	Principal (000s)	Value

Thomson Reuters Corp.
0.88%, 05/23/16	$4,555	$4,552,179
1.30%, 02/23/17	6,250	6,257,594
Time Warner Cable Inc.
5.85%, 05/01/17	17,373	19,408,678
Time Warner Inc.
5.88%, 11/15/16	13,532	14,932,438
Viacom Inc.
2.50%, 12/15/16	7,134	7,347,439
3.50%, 04/01/17	15,520	16,364,218
4.25%, 09/15/15	1,850	1,919,410
6.25%, 04/30/16	9,388	10,212,035
Walt Disney Co. (The)
0.45%, 12/01/15	10,000	9,993,638
0.88%, 05/30/17	7,000	6,961,238
1.13%, 02/15/17[a]	15,211	15,264,361
1.35%, 08/16/16[a]	11,474	11,620,802
5.63%, 09/15/16	6,500	7,137,008

		266,403,077
METAL FABRICATE & HARDWARE — 0.09%
Precision Castparts Corp.
0.70%, 12/20/15	10,890	10,902,536

		10,902,536
MINING — 0.78%
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	17,604	17,872,884
1.88%, 11/21/16	10,447	10,684,260
5.25%, 12/15/15	3,000	3,179,169
5.40%, 03/29/17	5,000	5,547,614
7.25%, 03/01/16	502	552,007
Freeport-McMoRan Inc.
2.15%, 03/01/17	3,166	3,221,785
Glencore Canada Corp.
6.00%, 10/15/15	2,000	2,109,644
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15[a]	11,864	12,009,179
2.25%, 09/20/16	200	205,475
2.50%, 05/20/16	2,750	2,831,997
Rio Tinto Finance (USA) PLC
1.38%, 06/17/16	24,030	24,283,751
1.63%, 08/21/17 (Call 07/21/17)	3,204	3,230,706

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Teck Resources Ltd.
3.15%, 01/15/17	$3,000	$3,116,330
3.85%, 08/15/17	1,000	1,059,334
5.38%, 10/01/15	765	800,361

		90,704,496
OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.
4.75%, 01/15/16[a]	4,500	4,724,862
Xerox Corp.
6.40%, 03/15/16	1,560	1,690,046
7.20%, 04/01/16	2,000	2,190,245

		8,605,153
OIL & GAS — 5.55%
Anadarko Petroleum Corp.
5.95%, 09/15/16	21,011	23,077,348
Apache Corp.
1.75%, 04/15/17	490	496,171
5.63%, 01/15/17	4,500	4,963,148
BP Capital Markets PLC
0.70%, 11/06/15	6,000	6,007,671
1.85%, 05/05/17	14,841	15,100,686
2.25%, 11/01/16	16,073	16,546,910
3.13%, 10/01/15	30,060	30,894,470
3.20%, 03/11/16	13,204	13,727,140
British Transco Finance Inc.
6.63%, 06/01/18	1,500	1,748,221
Canadian Natural Resources Ltd.
5.70%, 05/15/17	10,226	11,380,520
6.00%, 08/15/16	3,250	3,562,491
Chevron Corp.
0.89%, 06/24/16	17,250	17,339,443
CNOOC Finance 2013 Ltd.
1.13%, 05/09/16	4,750	4,757,205
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	20,000	20,000,391
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	14,475	15,941,286
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	5,000	4,951,881

Security	Principal (000s)	Value

Devon Energy Corp.
1.20%, 12/15/16	$19,345	$19,388,067
1.88%, 05/15/17 (Call 04/15/17)	5,505	5,584,898
2.40%, 07/15/16 (Call 06/15/16)	5,800	5,961,242
Ensco PLC
3.25%, 03/15/16	14,023	14,520,861
EOG Resources Inc.
2.50%, 02/01/16	10,000	10,250,253
Exxon Mobil Corp.
0.92%, 03/15/17	21,150	21,087,074
Hess Corp.
1.30%, 06/15/17	8,225	8,233,954
Marathon Oil Corp.
0.90%, 11/01/15	14,520	14,524,835
Marathon Petroleum Corp.
3.50%, 03/01/16	5,541	5,755,924
Nabors Industries Inc.
2.35%, 09/15/16	11,800	12,069,825
Noble Holding International Ltd.
3.05%, 03/01/16	14,750	15,212,245
Occidental Petroleum Corp.
1.75%, 02/15/17	12,445	12,652,569
2.50%, 02/01/16	19,095	19,586,528
4.13%, 06/01/16	7,000	7,393,395
Petrobras Global Finance BV
2.00%, 05/20/16	29,770	29,794,162
3.25%, 03/17/17[a]	27,910	28,505,839
Petrobras International Finance Co.
3.88%, 01/27/16[a]	30,800	31,630,196
6.13%, 10/06/16	5,130	5,543,532
Phillips 66
2.95%, 05/01/17	20,438	21,329,791
Shell International Finance BV
0.63%, 12/04/15[a]	11,820	11,820,568
0.90%, 11/15/16	20,150	20,206,667
1.13%, 08/21/17	3,445	3,439,478
3.25%, 09/22/15	4,250	4,379,112
5.20%, 03/22/17	4,632	5,118,431
Statoil ASA
1.80%, 11/23/16	10,100	10,306,506
3.13%, 08/17/17	5,000	5,271,677

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Total Capital International SA
0.75%, 01/25/16[a]	$4,035	$4,046,739
1.00%, 08/12/16	14,558	14,664,596
1.00%, 01/10/17[a]	6,000	6,002,774
1.50%, 02/17/17	11,416	11,546,041
1.55%, 06/28/17[a]	204	206,090
Total Capital SA
2.30%, 03/15/16	14,003	14,373,395
3.13%, 10/02/15	10,820	11,118,744
Transocean Inc.
4.95%, 11/15/15	10,026	10,490,434
5.05%, 12/15/16	21,781	23,518,488
Valero Energy Corp.
6.13%, 06/15/17	9,215	10,379,971

		646,409,883
OIL & GAS SERVICES — 0.28%
Cameron International Corp.
1.15%, 12/15/16[a]	1,941	1,943,572
1.40%, 06/15/17	8,000	8,004,319
Halliburton Co.
1.00%, 08/01/16[a]	10,000	10,056,802
Weatherford International Inc.
6.35%, 06/15/17	11,465	12,950,985

		32,955,678
PHARMACEUTICALS — 3.08%
AbbVie Inc.
1.20%, 11/06/15	43,692	43,952,895
Actavis Funding SCS
1.30%, 06/15/17[a,e]	10,000	9,929,254
Allergan Inc.
5.75%, 04/01/16	4,500	4,822,257
AmerisourceBergen Corp.
1.15%, 05/15/17	5,120	5,095,566
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,162	1,149,555
Cardinal Health Inc.
1.90%, 06/15/17	5,000	5,066,729
5.80%, 10/15/16	4,000	4,394,024
DENTSPLY International Inc.
2.75%, 08/15/16	1,500	1,542,708
Eli Lilly and Co.
5.20%, 03/15/17	5,324	5,864,792

Security	Principal (000s)	Value

Express Scripts Holding Co.
1.25%, 06/02/17	$1,960	$1,955,765
2.65%, 02/15/17	16,520	17,073,455
3.13%, 05/15/16	23,583	24,464,414
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	16,720	16,753,155
GlaxoSmithKline Capital PLC
1.50%, 05/08/17[a]	15,074	15,237,088
Johnson & Johnson
0.70%, 11/28/16	10,700	10,706,861
2.15%, 05/15/16[a]	14,559	14,983,769
5.55%, 08/15/17	8,910	10,076,556
McKesson Corp.
0.95%, 12/04/15	8,915	8,934,917
1.29%, 03/10/17	5,000	4,999,003
3.25%, 03/01/16	10,000	10,333,991
Merck & Co. Inc.
0.70%, 05/18/16	13,820	13,843,261
2.25%, 01/15/16	12,000	12,283,282
Mylan Inc.
1.35%, 11/29/16	10,000	10,015,151
1.80%, 06/24/16	9,190	9,301,670
Perrigo Co. PLC
1.30%, 11/08/16[e]	5,420	5,429,176
Pfizer Inc.
0.90%, 01/15/17[a]	16,520	16,496,769
1.10%, 05/15/17[a]	21,300	21,328,254
Sanofi
2.63%, 03/29/16	16,055	16,569,604
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	12,905	13,269,740
Wyeth LLC
5.50%, 02/15/16	7,689	8,258,584
Zoetis Inc.
1.15%, 02/01/16	13,920	13,974,526

		358,106,771
PIPELINES — 1.11%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17[a]	11,000	11,787,712
5.88%, 11/15/16	2,000	2,180,351
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	3,310	3,540,619

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

DCP Midstream Operating LP
3.25%, 10/01/15	$3,395	$3,474,444
El Paso Natural Gas Co.
5.95%, 04/15/17	11,007	12,222,510
El Paso Pipeline Partners Operating Co. LLC
4.10%, 11/15/15	7,000	7,240,337
Enterprise Products Operating LLC
1.25%, 08/13/15	5,748	5,782,185
3.20%, 02/01/16	12,490	12,939,970
Series A
8.38%, 08/01/66 (Call 08/01/16)[c]	5,500	6,132,500
Series L
6.30%, 09/15/17	4,209	4,812,348
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	2,500	2,592,019
Magellan Midstream Partners LP
5.65%, 10/15/16	1,280	1,401,220
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	7,230	7,457,511
Plains All American Pipeline LP/PAA Finance Corp.
3.95%, 09/15/15	9,475	9,788,050
Southern Natural Gas Co. LLC
5.90%, 04/01/17[e]	680	754,977
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)[a]	2,650	2,744,432
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	16,091	18,470,579
TransCanada PipeLines Ltd.
0.75%, 01/15/16[a]	15,925	15,942,124

		129,263,888
REAL ESTATE INVESTMENT TRUSTS — 1.18%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%, 02/06/17[e]	13,000	13,052,230

Security	Principal (000s)	Value

AvalonBay Communities Inc.
5.70%, 03/15/17	$1,750	$1,933,339
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	5,000	5,207,586
ERP Operating LP
5.13%, 03/15/16	5,000	5,328,393
5.38%, 08/01/16	13,400	14,517,809
5.75%, 06/15/17	3,031	3,383,306
HCP Inc.
3.75%, 02/01/16	13,200	13,733,823
3.75%, 02/01/19 (Call 11/01/18)[a]	10,000	10,585,504
6.30%, 09/15/16	2,795	3,082,970
Health Care REIT Inc.
3.63%, 03/15/16	1,100	1,143,620
4.70%, 09/15/17	7,900	8,591,627
6.20%, 06/01/16	4,158	4,522,865
Hospitality Properties Trust
6.30%, 06/15/16 (Call 12/15/15)[a]	2,000	2,128,127
Kilroy Realty Corp.
5.00%, 11/03/15	2,000	2,091,263
Kimco Realty Corp.
5.78%, 03/15/16	5,636	6,053,734
Senior Housing Properties Trust
4.30%, 01/15/16 (Call 10/15/15)	2,310	2,385,101
Simon Property Group LP
5.25%, 12/01/16 (Call 09/02/16)	12,490	13,552,684
5.75%, 12/01/15 (Call 09/02/15)	8,120	8,531,478
Tanger Properties LP
6.15%, 11/15/15	11,250	11,960,489
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	6,000	6,167,343

		137,953,291
RETAIL — 2.00%
AutoZone Inc.
1.30%, 01/13/17	10,525	10,542,089
5.50%, 11/15/15	3,500	3,696,004

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Costco Wholesale Corp.
0.65%, 12/07/15[a]	$14,455	$14,469,362
1.13%, 12/15/17	5,000	4,967,098
5.50%, 03/15/17	2,000	2,216,000
CVS Caremark Corp.
1.20%, 12/05/16	14,636	14,710,705
5.75%, 06/01/17	10,137	11,357,344
6.13%, 08/15/16[a]	7,000	7,707,218
Dollar General Corp.
4.13%, 07/15/17	5,000	5,226,547
Home Depot Inc. (The)
5.40%, 03/01/16	38,070	40,764,320
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	7,000	7,079,435
2.13%, 04/15/16 (Call 03/15/16)	9,000	9,198,597
5.00%, 10/15/15[a]	4,000	4,193,238
Starbucks Corp.
0.88%, 12/05/16[a]	12,432	12,361,092
Target Corp.
5.38%, 05/01/17[a]	11,195	12,439,719
5.88%, 07/15/16	13,818	15,150,775
Wal-Mart Stores Inc.
0.60%, 04/11/16[a]	14,520	14,524,391
1.00%, 04/21/17	8,000	7,997,899
1.50%, 10/25/15	8,400	8,498,994
2.80%, 04/15/16	16,520	17,105,493
5.38%, 04/05/17	6,000	6,657,490
Yum! Brands Inc.
4.25%, 09/15/15	1,885	1,954,321

		232,818,131
SAVINGS & LOANS — 0.13%
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	13,890	14,171,244
4.63%, 04/19/16	1,000	1,051,532

		15,222,776
SEMICONDUCTORS — 0.35%
Intel Corp.
1.95%, 10/01/16	20,271	20,759,663
Texas Instruments Inc.
0.88%, 03/12/17	9,500	9,468,027

Security	Principal (000s)	Value

1.00%, 05/01/18	$650	$637,997
2.38%, 05/16/16	9,410	9,689,989

		40,555,676
SOFTWARE — 0.64%
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	5,000	5,158,918
Fidelity National Information Services Inc.
1.45%, 06/05/17	5,000	4,986,499
Fiserv Inc.
3.13%, 06/15/16	1,800	1,864,665
Microsoft Corp.
1.63%, 09/25/15	23,920	24,244,128
2.50%, 02/08/16	10,101	10,401,333
Oracle Corp.
5.25%, 01/15/16	26,228	27,929,022

		74,584,565
TELECOMMUNICATIONS — 3.79%
America Movil SAB de CV
2.38%, 09/08/16	18,750	19,180,269
AT&T Inc.
0.80%, 12/01/15	12,890	12,902,615
0.90%, 02/12/16	20,150	20,175,715
1.60%, 02/15/17[a]	3,814	3,857,284
2.40%, 08/15/16[a]	9,500	9,779,138
2.95%, 05/15/16	35,300	36,582,192
British Telecommunications PLC
1.25%, 02/14/17[a]	7,950	7,953,814
1.63%, 06/28/16	8,860	8,964,516
Cisco Systems Inc.
1.10%, 03/03/17	24,780	24,859,540
3.15%, 03/14/17	10,299	10,825,587
5.50%, 02/22/16	36,650	39,305,131
Deutsche Telekom International Finance BV
5.75%, 03/23/16	12,775	13,733,032
Embarq Corp.
7.08%, 06/01/16	2,000	2,200,000
Juniper Networks Inc.
3.10%, 03/15/16	4,600	4,721,392
Orange
2.13%, 09/16/15	7,197	7,297,892
2.75%, 09/14/16	16,459	17,054,628

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Qwest Corp.
8.38%, 05/01/16	$3,500	$3,888,588
Telefonica Emisiones SAU
3.99%, 02/16/16	18,970	19,811,889
6.22%, 07/03/17	5,000	5,626,730
6.42%, 06/20/16	12,230	13,383,339
Verizon Communications Inc.
0.70%, 11/02/15	12,500	12,507,099
1.35%, 06/09/17	15,000	14,987,715
2.00%, 11/01/16	15,357	15,668,279
2.50%, 09/15/16	47,200	48,624,257
3.00%, 04/01/16	13,563	14,024,711
5.55%, 02/15/16	17,873	19,114,966
Vodafone Group PLC
1.63%, 03/20/17	20,150	20,273,353
5.63%, 02/27/17	12,669	13,980,323

		441,283,994
TEXTILES — 0.11%
Mohawk Industries Inc.
6.13%, 01/15/16[a]	12,096	12,952,214

		12,952,214
TOYS, GAMES & HOBBIES — 0.04%
Mattel Inc.
2.50%, 11/01/16	5,000	5,114,654

		5,114,654
TRANSPORTATION — 0.35%
Burlington Northern Santa Fe Corp.
5.65%, 05/01/17	12,630	14,089,847
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	2,930	3,336,991
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	3,000	3,036,536
Norfolk Southern Corp.
5.75%, 01/15/16	5,925	6,318,395
Ryder System Inc.
3.60%, 03/01/16	12,460	12,975,148
5.85%, 11/01/16	1,400	1,540,347

		41,297,264
TRUCKING & LEASING — 0.16%
GATX Corp.
1.25%, 03/04/17	10,800	10,757,553

Security	Principal (000s)	Value

3.50%, 07/15/16	$7,000	$7,281,066

		18,038,619

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,148,215,546)		9,154,024,795

FOREIGN GOVERNMENT OBLIGATIONS[f] — 20.05%

BRAZIL — 0.21%
Brazilian Government International Bond
6.00%, 01/17/17[a]	22,600	25,006,900

		25,006,900
CANADA — 2.46%
Canada Government International Bond
0.88%, 02/14/17[a]	36,300	36,385,370
Export Development Canada
0.50%, 09/15/15	19,465	19,505,371
0.88%, 01/30/17	21,560	21,589,481
1.00%, 05/15/17	18,520	18,563,067
1.25%, 10/26/16[a]	1,000	1,012,677
Province of British Columbia
1.20%, 04/25/17[a]	10,000	10,078,789
2.10%, 05/18/16	10,680	10,984,550
Province of New Brunswick
5.20%, 02/21/17	9,789	10,805,663
Province of Ontario
1.00%, 07/22/16	28,120	28,330,217
1.10%, 10/25/17[a]	9,400	9,361,724
1.20%, 02/14/18	6,765	6,719,096
1.60%, 09/21/16	18,000	18,334,181
1.88%, 09/15/15	18,300	18,580,839
2.30%, 05/10/16[a]	35,700	36,769,529
4.95%, 11/28/16[a]	10,000	10,924,807
Province of Quebec
5.00%, 03/01/16	1,100	1,174,663
5.13%, 11/14/16	24,780	27,154,806

		286,274,830
COLOMBIA — 0.21%
Colombia Government International Bond
7.38%, 01/27/17[a]	21,000	23,992,502

		23,992,502

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

GERMANY — 0.48%
FMS Wertmanagement AoeR
0.63%, 04/18/16	$45,930	$46,048,490
1.13%, 10/14/16	10,000	10,092,017
1.13%, 09/05/17	5,250	5,257,354

		61,397,861
ITALY — 0.56%
Italy Government International Bond
4.75%, 01/25/16	24,000	25,235,035
5.25%, 09/20/16[a]	24,550	26,640,389
5.38%, 06/12/17[a]	12,000	13,232,767

		65,108,191
JAPAN — 0.51%
Japan Bank for International Cooperation
1.75%, 11/13/18	10,000	10,041,297
Japan Finance Corp.
1.88%, 09/24/15[a]	5,900	5,992,362
2.50%, 01/21/16	24,500	25,173,868
2.50%, 05/18/16	17,500	18,087,489

		59,295,016
MEXICO — 0.53%
Mexico Government International Bond
5.63%, 01/15/17[a]	54,774	60,525,270
11.38%, 09/15/16	1,000	1,211,000

		61,736,270
PERU — 0.08%
Peruvian Government International Bond
8.38%, 05/03/16	7,800	8,775,000

		8,775,000
PHILIPPINES — 0.11%
Philippine Government International Bond
9.38%, 01/18/17	11,000	13,062,500

		13,062,500
SOUTH KOREA — 0.42%
Export-Import Bank of Korea (The)
1.25%, 11/20/15	7,417	7,450,731
1.75%, 02/27/18	5,000	4,963,569

Security	Principal (000s)	Value

2.88%, 09/17/18	$5,000	$5,142,197
3.75%, 10/20/16	2,600	2,743,684
4.00%, 01/11/17	6,100	6,470,816
4.13%, 09/09/15	21,334	22,038,259

		48,809,256
SUPRANATIONAL — 13.69%
African Development Bank
0.75%, 10/18/16	1,750	1,752,938
0.88%, 03/15/18	5,000	4,926,657
1.13%, 03/15/17	18,520	18,643,777
1.25%, 09/02/16[a]	14,520	14,702,447
2.50%, 03/15/16	20,150	20,787,133
Asian Development Bank
0.50%, 08/17/15[a]	19,520	19,569,313
0.50%, 06/20/16	24,900	24,895,473
1.13%, 03/15/17	22,980	23,133,585
2.50%, 03/15/16	12,390	12,780,800
5.25%, 06/12/17[a]	18,520	20,681,365
5.50%, 06/27/16[a]	16,120	17,558,025
Corp. Andina de Fomento
1.50%,08/08/17	15,000	15,047,261
3.75%, 01/15/16	13,490	13,999,659
Council of Europe Development Bank
1.25%, 09/22/16	19,520	19,756,044
1.50%, 06/19/17[a]	10,000	10,139,368
2.63%, 02/16/16	1,000	1,031,435
European Bank for Reconstruction and Development
0.75%, 09/01/17	10,000	9,905,321
1.00%, 02/16/17	36,500	36,625,870
1.38%, 10/20/16	10,000	10,146,515
1.63%, 09/03/15	36,900	37,391,770
2.50%, 03/15/16	5,500	5,673,479
European Investment Bank
0.50%, 08/15/16	70,300	70,204,617
0.63%, 04/15/16	81,350	81,591,520
0.88%, 04/18/17[a]	59,450	59,400,056
1.13%, 12/15/16[a]	47,550	47,973,751
1.25%, 10/14/16[a]	52,750	53,412,282
1.38%, 10/20/15	13,000	13,152,711
1.63%, 09/01/15	43,100	43,667,515
1.75%, 03/15/17	30,000	30,646,092

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

2.13%, 07/15/16	$40,000	$41,173,980
2.25%, 03/15/16	37,800	38,868,810
2.50%, 05/16/16	40,750	42,148,797
4.88%, 02/16/16	3,500	3,725,722
4.88%, 01/17/17	35,000	38,338,548
5.13%, 09/13/16	36,500	39,803,673
5.13%, 05/30/17	25,200	28,024,751
Inter-American Development Bank
0.50%, 08/17/15	27,340	27,398,590
0.88%, 11/15/16	36,300	36,453,934
1.00%, 07/14/17	20,000	20,007,030
1.13%, 03/15/17	27,410	27,603,506
1.38%, 10/18/16[a]	38,950	39,548,151
International Bank for Reconstruction and Development
0.38%, 11/16/15	3,410	3,411,291
0.50%, 04/15/16	72,200	72,269,384
0.50%, 05/16/16	49,400	49,424,907
0.88%, 04/17/17	77,600	77,627,098
1.00%, 09/15/16	37,250	37,550,146
1.13%, 07/18/17[a]	10,000	10,040,256
2.13%, 03/15/16	53,850	55,274,198
5.00%, 04/01/16	485	519,791
International Finance Corp.
0.50%, 05/16/16	16,720	16,731,259
0.63%, 11/15/16	16,270	16,250,445
1.00%, 04/24/17[a]	15,000	15,043,916
1.13%, 11/23/16	20,450	20,645,484
2.13%, 11/17/17	10,000	10,304,882
2.25%, 04/11/16	26,410	27,176,809
Nordic Investment Bank
0.50%, 04/14/16	23,350	23,372,402
1.00%, 03/07/17	35,000	35,158,329
2.25%, 03/15/16	16,455	16,916,439

		1,610,009,307
SWEDEN — 0.62%
Svensk Exportkredit AB
0.63%, 09/04/15	12,000	12,032,677
0.63%, 05/31/16[a]	39,166	39,223,402
2.13%, 07/13/16	19,870	20,429,028

		71,685,107

Security	Principal or Shares (000s)	Value

TURKEY — 0.17%
Turkey Government International Bond
7.00%, 09/26/16[a]	$15,600	$17,177,003
7.50%, 07/14/17[a]	2,350	2,667,579

		19,844,582

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $2,329,114,440)		2,354,997,322

MUNICIPAL DEBT OBLIGATIONS — 0.18%

CALIFORNIA — 0.09%
State of California GO
5.45%, 04/01/15	3,100	3,191,264
5.95%, 04/01/16	7,105	7,693,507

		10,884,771
FLORIDA — 0.03%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
1.30%, 07/01/16	2,875	2,903,923

		2,903,923
NEW JERSEY — 0.06%
New Jersey Economic Development Authority RB Lease Revenue Series Q
1.10%, 06/15/16	7,000	6,972,840

		6,972,840

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $20,737,000)		20,761,534

SHORT-TERM INVESTMENTS — 3.80%

MONEY MARKET FUNDS — 3.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,g,h]	324,068	324,068,339
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,g,h]	33,415	33,414,679

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2014

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,g]	85,530	$85,529,600

		443,012,618

TOTAL SHORT-TERM INVESTMENTS
(Cost: $443,012,618)		443,012,618

TOTAL INVESTMENTS IN SECURITIES — 102.80%
(Cost: $11,941,079,604)		11,972,796,269
Other Assets, Less Liabilities — (2.80)%		(326,595,119)

NET ASSETS — 100.00%		$11,646,201,150

GO	— General Obligation
RB	— Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 79.04%

ADVERTISING — 0.07%
WPP Finance 2010
5.63%, 11/15/43	$350	$390,406

		390,406
AEROSPACE & DEFENSE — 1.19%
Boeing Co. (The)
6.88%, 03/15/39	400	574,791
7.95%, 08/15/24	125	175,078
Lockheed Martin Corp.
4.07%, 12/15/42	866	857,508
4.85%, 09/15/41	200	223,012
Series B
6.15%, 09/01/36	100	129,033
Northrop Grumman Corp.
4.75%, 06/01/43	650	696,979
5.05%, 11/15/40	190	209,752
Raytheon Co.
4.70%, 12/15/41	450	492,602
4.88%, 10/15/40	190	212,850
United Technologies Corp.
4.50%, 06/01/42	2,050	2,206,810
5.70%, 04/15/40	305	380,879
6.05%, 06/01/36	175	225,611
6.70%, 08/01/28	125	165,574

		6,550,479
AGRICULTURE — 1.17%
Altria Group Inc.
4.25%, 08/09/42	250	236,356
5.38%, 01/31/44	700	776,208
9.95%, 11/10/38[a]	502	848,553
10.20%, 02/06/39[a]	135	232,841
Archer-Daniels-Midland Co.
4.02%, 04/16/43	276	270,791
4.54%, 03/26/42[a]	223	238,206
5.38%, 09/15/35	305	359,041
5.77%, 03/01/41	150	189,601
Lorillard Tobacco Co.
7.00%, 08/04/41[a]	140	176,558
Philip Morris International Inc.
4.88%, 11/15/43	1,050	1,157,490
6.38%, 05/16/38	811	1,043,997

Security	Principal (000s)	Value

Reynolds American Inc.
6.15%, 09/15/43[a]	$350	$410,777
7.25%, 06/15/37	353	451,792

		6,392,211
AIRLINES — 0.27%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates Series A
3.90%, 01/15/26[a]	450	450,000
United Airlines 2014-2 Class A Pass Through Trust Series A
3.75%, 03/03/28	1,000	1,007,500

		1,457,500
APPAREL — 0.07%
NIKE Inc.
3.63%, 05/01/43 (Call 11/01/42)	250	239,071
VF Corp.
6.45%, 11/01/37	100	130,301

		369,372
AUTO MANUFACTURERS — 0.55%
Daimler Finance North America LLC
8.50%, 01/18/31	538	821,835
Ford Motor Co.
7.45%, 07/16/31	1,615	2,197,558

		3,019,393
AUTO PARTS & EQUIPMENT — 0.14%
Johnson Controls Inc.
4.63%, 07/02/44 (Call 01/02/44)	325	331,616
6.00%, 01/15/36	350	424,364

		755,980
BANKS — 7.29%
Bank of America Corp.
4.88%, 04/01/44[a]	250	266,142
5.00%, 01/21/44	1,700	1,841,009
5.88%, 02/07/42	420	509,796
6.11%, 01/29/37	950	1,115,496
7.75%, 05/14/38	500	693,248
Bank of New York Mellon Corp. (The)
3.95%, 11/18/25 (Call 10/18/25)	450	478,985
Bank One Corp.
7.63%, 10/15/26	70	92,233
8.00%, 04/29/27	200	272,948

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Citigroup Inc.
4.95%, 11/07/43	$1,000	$1,093,538
5.50%, 09/13/25	2,300	2,573,630
5.88%, 01/30/42	270	330,145
6.00%, 10/31/33	100	115,210
6.13%, 08/25/36	690	805,159
6.63%, 06/15/32	900	1,111,093
6.68%, 09/13/43	100	126,808
6.88%, 03/05/38	338	455,005
6.88%, 02/15/98	75	99,218
8.13%, 07/15/39	210	320,297
Comerica Inc.
3.80%, 07/22/26	300	301,555
Discover Bank
4.25%, 03/13/26	250	260,061
Fifth Third Bancorp
8.25%, 03/01/38	325	484,478
Goldman Sachs Group Inc. (The)
4.80%, 07/08/44 (Call 01/08/44)	600	624,254
5.95%, 01/15/27	725	838,412
6.13%, 02/15/33	1,205	1,469,462
6.25%, 02/01/41	1,000	1,243,860
6.45%, 05/01/36	570	674,440
6.75%, 10/01/37	1,525	1,869,055
HSBC Bank (USA) N.A.
5.63%, 08/15/35	1,250	1,490,972
HSBC Bank PLC
7.65%, 05/01/25	100	129,959
HSBC Holdings PLC
5.25%, 03/14/44	500	549,726
6.10%, 01/14/42	900	1,178,548
6.50%, 05/02/36	250	316,352
6.50%, 09/15/37	805	1,025,072
6.80%, 06/01/38	300	396,371
7.63%, 05/17/32	100	137,427
J.P. Morgan Chase & Co.
4.85%, 02/01/44	1,200	1,295,066
5.40%, 01/06/42	460	532,011
5.50%, 10/15/40	300	350,469
5.60%, 07/15/41	330	396,826
5.63%, 08/16/43	600	693,742
6.40%, 05/15/38	775	1,000,471

Security	Principal (000s)	Value

KfW
0.00%, 04/18/36	$450	$227,454
0.00%, 06/29/37	1,080	527,878
Morgan Stanley
5.00%, 11/24/25	1,200	1,283,483
6.38%, 07/24/42	756	978,667
7.25%, 04/01/32	225	307,013
Northern Trust Corp.
3.95%, 10/30/25	400	419,701
Rabobank Nederland
5.25%, 05/24/41	725	837,716
5.75%, 12/01/43	250	293,759
UBS AG Stamford
7.75%, 09/01/26	200	264,263
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	210	242,347
6.55%, 10/15/35	50	63,646
6.61%, 10/01/25	100	122,778
Wells Fargo & Co.
4.10%, 06/03/26	700	715,371
5.38%, 02/07/35	330	391,452
5.61%, 01/15/44[a]	2,181	2,540,722
Wells Fargo Bank N.A.
5.95%, 08/26/36	700	893,729
Wells Fargo Capital X
5.95%, 12/01/86	286	291,720

		39,960,248
BEVERAGES — 1.24%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44[a]	350	382,569
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	701	669,558
6.38%, 01/15/40	300	401,865
8.00%, 11/15/39	200	309,867
8.20%, 01/15/39[a]	856	1,348,328
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)	200	193,245
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43	250	281,240
Diageo Capital PLC
5.88%, 09/30/36	285	354,256
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	75	105,915

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	$300	$291,675
Molson Coors Brewing Co.
5.00%, 05/01/42	430	466,760
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	500	674,076
PepsiCo Inc.
3.60%, 08/13/42	200	184,115
4.00%, 03/05/42	350	343,759
4.88%, 11/01/40[a]	400	445,403
5.50%, 01/15/40	300	357,404

		6,810,035
BIOTECHNOLOGY — 1.00%
Amgen Inc.
4.95%, 10/01/41	699	751,506
5.15%, 11/15/41 (Call 05/15/41)	350	386,940
5.38%, 05/15/43 (Call 11/15/42)	775	889,654
6.38%, 06/01/37	450	567,179
6.40%, 02/01/39	650	828,551
Celgene Corp.
5.25%, 08/15/43	500	559,583
Genentech Inc.
5.25%, 07/15/35	250	292,031
Gilead Sciences Inc.
4.80%, 04/01/44 (Call 10/01/43)	800	880,305
5.65%, 12/01/41 (Call 06/01/41)	260	319,314

		5,475,063
BUILDING MATERIALS — 0.02%
Owens Corning Inc.
7.00%, 12/01/36	100	123,882

		123,882
CHEMICALS — 1.58%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	255	309,982
CF Industries Inc.
5.15%, 03/15/34	975	1,059,603
Dow Chemical Co. (The)
5.25%, 11/15/41 (Call 05/15/41)	790	873,785
7.38%, 11/01/29	290	393,466
9.40%, 05/15/39	255	423,166

Security	Principal (000s)	Value

E.I. du Pont de Nemours and Co.
4.15%, 02/15/43	$250	$250,047
4.90%, 01/15/41	485	535,605
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	100	100,660
4.80%, 09/01/42 (Call 03/01/42)	315	323,342
Ecolab Inc.
5.50%, 12/08/41	320	375,631
Lubrizol Corp.
6.50%, 10/01/34	100	132,974
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	250	268,124
5.25%, 07/15/43	550	621,218
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	300	271,101
4.20%, 07/15/34 (Call 01/15/34)[a]	1,000	1,039,246
5.50%, 08/15/25	100	119,221
Series 1
5.50%, 07/30/35	100	119,235
Mosaic Co. (The)
5.63%, 11/15/43 (Call 05/15/43)	600	693,316
Potash Corp. of Saskatchewan Inc.
5.88%, 12/01/36	185	230,469
PPG Industries Inc.
7.70%, 03/15/38	160	232,086
Rohm and Haas Co.
7.85%, 07/15/29	200	278,070

		8,650,347
COMMERCIAL SERVICES — 0.40%
Leidos Holdings Inc. Series 1
5.95%, 12/01/40 (Call 06/01/40)	435	450,818
Massachusetts Institute of Technology
4.68%, 07/01/14	500	554,845
5.60%, 07/01/11	200	263,712
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	41	44,588
Tufts University Series 2012
5.02%, 04/15/12	250	267,861
University of Southern California
5.25%, 10/01/11	250	314,382

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Western Union Co. (The)
6.20%, 11/17/36	$150	$156,297
6.20%, 06/21/40	125	130,797

		2,183,300
COMPUTERS — 0.82%
Apple Inc.
3.85%, 05/04/43	250	239,149
4.45%, 05/06/44	675	711,867
Hewlett-Packard Co.
6.00%, 09/15/41	358	424,575
HP Enterprise Services LLC
7.45%, 10/15/29	140	176,161
International Business Machines Corp.
4.00%, 06/20/42	738	729,561
5.60%, 11/30/39	227	279,046
5.88%, 11/29/32	400	506,729
6.22%, 08/01/27	250	320,310
7.00%, 10/30/25	250	332,591
Seagate HDD Cayman
4.75%, 01/01/2[a,b]	750	765,000

		4,484,989
COSMETICS & PERSONAL CARE — 0.28%
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	200	185,853
6.00%, 05/15/37	100	126,706
Procter & Gamble Co. (The)
5.50%, 02/01/34	50	62,316
5.55%, 03/05/37	494	615,496
5.80%, 08/15/34	250	322,010
6.45%, 01/15/26	175	229,533

		1,541,914
DIVERSIFIED FINANCIAL SERVICES — 2.08%
American Express Co.
4.05%, 12/03/42	487	476,632
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	200	233,471
Credit Suisse (USA) Inc.
7.13%, 07/15/32	325	454,877
General Electric Capital Corp.
5.88%, 01/14/38	970	1,203,879
6.15%, 08/07/37	625	793,716
6.88%, 01/10/39	750	1,039,913

Security	Principal (000s)	Value

Series A
6.75%, 03/15/32	$3,858	$5,204,445
Goldman Sachs Capital I
6.35%, 02/15/34	400	454,096
Jefferies Group LLC
6.25%, 01/15/36	575	622,038
6.45%, 06/08/27	260	298,021
Legg Mason Inc.
5.63%, 01/15/44	175	195,258
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	280	408,761

		11,385,107
ELECTRIC — 9.45%
Alabama Power Co.
6.00%, 03/01/39	115	148,602
6.13%, 05/15/38	105	138,402
Series 1
5.65%, 03/15/35 (Call 03/15/15)	400	409,682
Series 11-C
5.20%, 06/01/41	500	595,316
Appalachian Power Co.
7.00%, 04/01/38	505	698,433
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	250	266,734
5.50%, 09/01/35	150	181,073
Berkshire Hathaway Energy Co.
5.95%, 05/15/37	150	186,928
6.13%, 04/01/36	1,169	1,488,456
6.50%, 09/15/37	505	665,626
8.48%, 09/15/28	196	288,403
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	525	488,084
4.50%, 04/01/44 (Call 10/01/43)	650	702,171
Cleco Power LLC
6.00%, 12/01/40	500	607,864
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	450	484,152
Commonwealth Edison Co.
4.70%, 01/15/44 (Call 07/15/43)	600	663,962

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	$250	$261,995
6.35%, 06/01/36	150	199,591
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	750	786,613
5.50%, 12/01/39	190	228,582
5.70%, 06/15/40	410	506,360
Series 05-A
5.30%, 03/01/35	50	58,199
Series 06-A
5.85%, 03/15/36	150	185,615
Series 06-B
6.20%, 06/15/36	50	64,783
Series 06-E
5.70%, 12/01/36	230	281,491
Series 08-B
6.75%, 04/01/38	440	603,714
Consumers Energy Co.
3.95%, 05/15/43 (Call 11/15/42)	75	74,381
Detroit Edison Co. (The)
5.70%, 10/01/37	100	124,785
Dominion Resources Inc.
6.30%, 03/15/33	175	221,775
7.00%, 06/15/38	50	68,602
Series B
5.95%, 06/15/35	650	803,672
Series F
5.25%, 08/01/33	550	626,491
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	950	970,693
Series A
4.00%, 04/01/43 (Call 10/01/42)	200	200,372
6.63%, 06/01/36	100	136,478
DTE Energy Co.
6.38%, 04/15/33	130	166,686
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	300	300,053
4.25%, 12/15/41 (Call 06/15/41)	330	342,983
5.30%, 02/15/40	215	258,646
6.05%, 04/15/38	1,280	1,669,479
6.45%, 10/15/32	75	97,621

Security	Principal (000s)	Value

Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	$280	$272,980
6.35%, 09/15/37	200	267,434
6.40%, 06/15/38	265	358,077
Duke Energy Indiana Inc.
6.12%, 10/15/35	76	94,716
6.45%, 04/01/39	550	748,060
Duke Energy Progress Inc.
4.10%, 05/15/42 (Call 11/15/41)	380	386,325
4.38%, 03/30/44 (Call 09/30/43)	850	901,623
El Paso Electric Co.
6.00%, 05/15/35	150	180,574
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	1,203	1,327,200
6.25%, 10/01/39[a]	355	420,365
FirstEnergy Solutions Corp.
6.80%, 08/15/39	378	412,770
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	480	485,632
4.13%, 02/01/42 (Call 08/02/41)	840	858,757
4.95%, 06/01/35	100	115,167
5.25%, 02/01/41 (Call 08/01/40)	100	119,166
5.85%, 05/01/37	300	380,686
5.95%, 02/01/38	281	362,332
Georgia Power Co.
4.30%, 03/15/42[a]	1,314	1,348,600
5.40%, 06/01/40	315	373,075
Series 07-A
5.65%, 03/01/37	100	120,664
Hydro-Quebec
9.50%, 11/15/30	200	326,973
Iberdrola International BV
6.75%, 07/15/36	125	156,816
Jersey Central Power & Light Co.
6.15%, 06/01/37	100	118,111
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	242	266,147
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	100	114,383
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	135	159,252

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	$600	$620,002
4.40%, 10/15/44 (Call 04/15/44)	850	901,204
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	835	1,013,627
Nisource Finance Corp.
5.25%, 02/15/43 (Call 08/15/42)	325	353,245
5.80%, 02/01/42 (Call 08/01/41)	250	290,525
5.95%, 06/15/41 (Call 12/15/40)	295	348,862
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	650	586,869
4.85%, 08/15/40 (Call 02/15/40)	430	487,373
5.25%, 07/15/35	50	59,586
6.25%, 06/01/36	100	133,021
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	100	106,494
Oglethorpe Power Corp.
4.55%, 06/01/44	400	411,311
5.25%, 09/01/50	25	27,851
Ohio Edison Co.
6.88%, 07/15/36	150	201,058
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	350	377,912
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	750	809,744
5.25%, 09/30/40	100	118,335
5.30%, 06/01/42 (Call 12/01/41)	155	185,093
7.50%, 09/01/38	25	36,134
Pacific Gas & Electric Co.
4.45%, 04/15/42 (Call 10/15/41)	450	465,955
4.50%, 12/15/41 (Call 06/15/41)	330	342,628
5.13%, 11/15/43 (Call 05/15/43)	400	454,896
5.40%, 01/15/40	930	1,090,407
6.05%, 03/01/34	729	910,828
6.25%, 03/01/39	150	194,069
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	350	354,640
6.10%, 08/01/36	100	130,478
Peco Energy Co.
5.95%, 10/01/36	100	128,437
Potomac Electric Power Co.
6.50%, 11/15/37	175	236,558
PPL Capital Funding Inc.
5.00%, 03/15/44 (Call 09/15/43)	750	823,519

Security	Principal (000s)	Value

PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	$385	$455,020
PSEG Power LLC
8.63%, 04/15/31[a]	220	321,802
Public Service Co. of Colorado
4.30%, 03/15/44 (Call 09/15/43)	650	680,007
6.25%, 09/01/37	49	65,668
Public Service Electric & Gas Co.
3.95%, 05/01/42 (Call 11/01/41)	155	154,507
5.38%, 11/01/39	100	121,343
5.80%, 05/01/37	425	539,862
Series I
4.00%, 06/01/44 (Call 12/01/43)	500	500,940
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	125	134,086
5.48%, 06/01/35	50	60,954
5.64%, 04/15/41 (Call 10/15/40)	530	664,995
5.80%, 03/15/40	25	31,768
6.72%, 06/15/36	50	68,435
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	150	157,428
4.50%, 08/15/40	200	216,773
5.35%, 05/15/35	125	149,017
5.35%, 05/15/40	75	91,042
6.13%, 09/15/37	100	132,176
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	25	25,976
5.45%, 02/01/41 (Call 08/01/40)	190	228,003
6.05%, 01/15/38	573	728,942
Southern California Edison Co.
3.90%, 12/01/41 (Call 06/01/41)	100	99,031
4.65%, 10/01/43 (Call 04/01/43)	600	667,279
5.63%, 02/01/36	75	92,558
6.00%, 01/15/34	105	134,632
6.05%, 03/15/39	100	130,198
Series 05-B
5.55%, 01/15/36	50	61,400
Series 05-E
5.35%, 07/15/35	75	90,323
Series 06-E
5.55%, 01/15/37	75	91,713
Series 08-A
5.95%, 02/01/38	629	812,187

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	$250	$246,235
Southern Power Co.
5.15%, 09/15/41	200	223,620
Southwestern Electric Power Co.
6.20%, 03/15/40	140	178,963
Southwestern Public Service Co.
6.00%, 10/01/36	50	62,215
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	315	318,156
4.35%, 05/15/44 (Call 11/15/43)	200	209,902
TransAlta Corp.
6.50%, 03/15/40	286	297,716
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	430	420,741
Virginia Electric and Power Co.
4.00%, 01/15/43 (Call 07/15/42)	260	258,744
8.88%, 11/15/38	145	243,260
Series A
6.00%, 05/15/37	275	354,653
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	255	259,861
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	260	245,553
4.25%, 06/01/44 (Call 12/01/43)	225	233,887
Wisconsin Power & Light Co.
6.38%, 08/15/37	260	349,379
Xcel Energy Inc.
6.50%, 07/01/36	50	66,512

		51,807,556
ELECTRICAL COMPONENTS & EQUIPMENT — 0.07%
Emerson Electric Co.
6.00%, 08/15/32	130	165,425
Legrand France SA
8.50%, 02/15/25	150	210,752

		376,177
ELECTRONICS — 0.36%
Honeywell International Inc.
5.38%, 03/01/41	181	219,124
5.70%, 03/15/37	580	721,679
Koninklijke Philips NV
5.00%, 03/15/42	304	339,267
6.88%, 03/11/38	340	463,864

Security	Principal (000s)	Value

Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	$202	$229,814

		1,973,748
ENGINEERING & CONSTRUCTION — 0.05%
ABB Finance (USA) Inc.
4.38%, 05/08/42	250	262,207

		262,207
ENVIRONMENTAL CONTROL — 0.31%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	575	689,652
6.09%, 03/15/35	50	60,112
6.20%, 03/01/40	25	31,637
Waste Management Inc.
6.13%, 11/30/39	105	134,165
7.00%, 07/15/28	150	200,885
7.75%, 05/15/32	425	612,852

		1,729,303
FOOD — 1.47%
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	400	404,446
6.63%, 08/15/39	175	222,703
7.00%, 10/01/28	100	128,973
8.25%, 09/15/30	300	430,627
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
5.70%, 10/01/40	315	346,494
General Mills Inc.
5.40%, 06/15/40	500	581,834
Hershey Co. (The)
7.20%, 08/15/27	75	101,495
Kellogg Co. Series B
7.45%, 04/01/31	525	695,137
Kraft Foods Group Inc.
5.00%, 06/04/42	950	1,024,993
6.50%, 02/09/40	230	293,942
6.88%, 01/26/39	77	101,992
Kroger Co. (The)
5.40%, 07/15/40 (Call 01/15/40)	40	45,288
6.90%, 04/15/38	405	536,980
7.50%, 04/01/31	125	167,099
Mondelez International Inc.
6.50%, 11/01/31	205	263,459

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

6.50%, 02/09/40	$425	$554,625
6.88%, 01/26/39	450	613,184
Safeway Inc.
7.25%, 02/01/31[a]	400	408,000
Sysco Corp.
5.38%, 09/21/35	200	236,392
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	70	74,325
Unilever Capital Corp.
5.90%, 11/15/32	615	824,521

		8,056,509
FOREST PRODUCTS & PAPER — 0.42%
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)	200	231,847
Georgia-Pacific LLC
7.75%, 11/15/29	420	591,242
International Paper Co.
4.80%, 06/15/44 (Call 12/15/43)	200	206,426
6.00%, 11/15/41 (Call 05/15/41)	555	661,327
7.30%, 11/15/39	50	68,352
Westvaco Corp.
8.20%, 01/15/30	425	570,817

		2,330,011
GAS — 0.46%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	225	281,883
6.00%, 10/01/34	90	112,834
KeySpan Corp.
8.00%, 11/15/30	190	267,856
KeySpan Gas East Corp.
5.82%, 04/01/41[b]	165	210,289
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)[b]	500	551,613
Sempra Energy
6.00%, 10/15/39	510	645,226
Southern California Gas Co. Series KK
5.75%, 11/15/35	350	442,882

		2,512,583
HEALTH CARE – PRODUCTS — 0.81%
Baxter International Inc.
3.65%, 08/15/42	400	372,810
6.25%, 12/01/37[a]	275	357,710

Security	Principal (000s)	Value

Becton, Dickinson and Co.
6.00%, 05/15/39	$100	$128,069
Boston Scientific Corp.
7.38%, 01/15/40	170	240,887
CareFusion Corp.
4.88%, 05/15/44 (Call 11/15/43)	260	264,726
Covidien International Finance SA
6.55%, 10/15/37	380	509,300
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)[a]	350	344,200
4.63%, 03/15/44 (Call 09/15/43)	375	402,987
5.55%, 03/15/40	280	337,927
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	348	364,136
Stryker Corp.
4.38%, 05/15/44 (Call 11/15/43)	500	505,437
Zimmer Holdings Inc.
5.75%, 11/30/39	500	593,796

		4,421,985
HEALTH CARE – SERVICES — 1.46%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	250	244,526
4.50%, 05/15/42 (Call 11/15/41)	435	451,785
4.75%, 03/15/44 (Call 09/15/43)	550	589,978
6.63%, 06/15/36	100	132,343
6.75%, 12/15/37	64	85,899
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	230	266,847
5.88%, 03/15/41 (Call 09/15/40)	453	558,483
Dignity Health
4.50%, 11/01/42	100	95,703
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	600	609,031
Kaiser Foundation Hospitals
4.88%, 04/01/42	250	278,333
Quest Diagnostics Inc.
6.95%, 07/01/37	280	350,313
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)[a]	1,000	1,005,137
4.63%, 11/15/41 (Call 05/15/41)	180	190,445
5.80%, 03/15/36	140	173,625
5.95%, 02/15/41 (Call 08/15/40)[a]	400	502,693
6.88%, 02/15/38	610	836,269

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

WellPoint Inc.
4.63%, 05/15/42	$791	$815,585
4.65%, 01/15/43	100	103,549
5.10%, 01/15/44	350	382,280
6.38%, 06/15/37	250	315,996

		7,988,820
HOLDING COMPANIES – DIVERSIFIED — 0.01%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[b]	50	71,802

		71,802
HOME FURNISHINGS — 0.03%
Whirlpool Corp.
5.15%, 03/01/43	150	162,307

		162,307
HOUSEHOLD PRODUCTS & WARES — 0.11%
Kimberly-Clark Corp.
6.63%, 08/01/37	420	579,792

		579,792
INSURANCE — 3.64%
ACE INA Holdings Inc.
4.15%, 03/13/43	615	622,338
Aflac Inc.
6.45%, 08/15/40	590	761,998
AIG Life Holdings Inc.
8.50%, 07/01/30	250	329,375
AIG Sunamerica Global Financing X
6.90%, 03/15/32[b]	50	68,320
Allstate Corp. (The)
4.50%, 06/15/43	300	317,593
5.55%, 05/09/35	523	629,793
American International Group Inc.
6.25%, 05/01/36[a]	530	672,183
6.25%, 03/15/37	250	283,125
8.18%, 05/15/58 (Call 05/15/38)[c]	1,166	1,603,250
Aon PLC
8.21%, 01/01/27	300	381,000
Arch Capital Group US Inc.
5.14%, 11/01/43	575	634,902
AXA SA
8.60%, 12/15/30	410	549,400

Security	Principal (000s)	Value

Berkshire Hathaway Finance Corp.
4.30%, 05/15/43	$50	$50,586
4.40%, 05/15/42	450	462,480
5.75%, 01/15/40	645	794,433
Chubb Corp. (The)
6.00%, 05/11/37	460	592,391
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	200	246,279
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	250	252,710
Genworth Financial Inc.
6.50%, 06/15/34	275	321,506
Hartford Financial Services Group Inc. (The)
5.95%, 10/15/36[a]	375	457,924
6.10%, 10/01/41	140	177,475
6.63%, 03/30/40	159	210,059
Lincoln National Corp.
6.15%, 04/07/36	25	31,265
7.00%, 06/15/40	350	487,506
Loews Corp.
6.00%, 02/01/35[a]	150	182,136
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	200	244,047
MetLife Inc.
4.13%, 08/13/42	850	835,601
4.88%, 11/13/43[a]	750	821,450
5.70%, 06/15/35	480	579,240
6.40%, 12/15/66 (Call 12/15/31)	390	440,700
6.50%, 12/15/32	251	326,864
Principal Financial Group Inc.
6.05%, 10/15/36	150	186,262
Progressive Corp. (The)
6.25%, 12/01/32	480	624,139
Protective Life Corp.
8.45%, 10/15/39	190	287,627
Prudential Financial Inc.
5.40%, 06/13/35	165	188,562
5.70%, 12/14/36	351	416,546
5.90%, 03/17/36[a]	380	457,100
6.20%, 11/15/40	100	125,481
Series D
6.63%, 12/01/37	960	1,255,680

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Travelers Companies Inc. (The)
5.35%, 11/01/40	$540	$640,031
6.25%, 06/15/37	393	511,859
6.75%, 06/20/36	50	69,164
Unum Group
5.75%, 08/15/42	100	118,008
Validus Holdings Ltd.
8.88%, 01/26/40	123	179,919
Voya Financial Inc.
5.70%, 07/15/43	240	282,852
WR Berkley Corp.
6.25%, 02/15/37	50	59,906
XLIT Ltd.
6.25%, 05/15/27	75	89,642
6.38%, 11/15/24	50	61,064

		19,921,771
INTERNET — 0.07%
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)[a]	415	381,668

		381,668
IRON & STEEL — 0.62%
Cliffs Natural Resources Inc.
6.25%, 10/01/40	70	60,550
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	100	109,478
6.40%, 12/01/37	150	186,340
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	100	117,480
Vale Overseas Ltd.
6.88%, 11/21/36	830	981,372
6.88%, 11/10/39	890	1,062,727
8.25%, 01/17/34[a]	187	243,100
Vale SA
5.63%, 09/11/42	610	636,132

		3,397,179
MACHINERY — 0.54%
Caterpillar Inc.
3.80%, 08/15/42[a]	445	428,232
4.30%, 05/15/44 (Call 11/15/43)	100	103,925
5.20%, 05/27/41	650	759,721
6.05%, 08/15/36	100	127,221
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	350	396,767

Security	Principal (000s)	Value

Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	$850	$838,765
5.38%, 10/16/29	75	89,591
8.10%, 05/15/30	50	74,419
Rockwell Automation Inc.
6.70%, 01/15/28	100	130,236

		2,948,877
MANUFACTURING — 0.94%
3M Co.
3.88%, 06/15/44	250	247,637
5.70%, 03/15/37	355	452,807
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)[a]	473	566,945
Eaton Corp.
4.00%, 11/02/32	648	662,403
General Electric Co.
4.13%, 10/09/42	985	1,009,204
4.50%, 03/11/44	800	866,199
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	500	483,538
4.88%, 09/15/41 (Call 03/15/41)	150	166,393
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 06/15/43	225	271,834
Parker Hannifin Corp. Series A
6.25%, 05/15/38	100	133,153
Tyco Electronics Group SA
7.13%, 10/01/37	225	302,176

		5,162,289
MEDIA — 5.63%
21st Century Fox America Inc.
5.40%, 10/01/43[a]	250	287,231
6.15%, 02/15/41	325	399,970
6.20%, 12/15/34	350	432,394
6.40%, 12/15/35	230	290,216
6.55%, 03/15/33	700	891,588
6.65%, 11/15/37	1,120	1,434,186
7.70%, 10/30/25	250	331,408
7.85%, 03/01/39	75	108,327
8.15%, 10/17/36	75	108,235
8.88%, 04/26/23	50	67,478

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	$200	$203,995
5.50%, 05/15/33	100	112,158
5.90%, 10/15/40 (Call 04/15/40)	200	234,566
7.88%, 07/30/30	505	677,845
Comcast Corp.
4.25%, 01/15/33	1,860	1,927,701
4.65%, 07/15/42	350	373,987
4.75%, 03/01/44[a]	250	272,293
6.45%, 03/15/37	480	628,094
6.95%, 08/15/37	1,740	2,408,847
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42[a]	480	517,144
6.35%, 03/15/40	250	309,723
6.38%, 03/01/41	860	1,069,599
Discovery Communications LLC
4.88%, 04/01/43	500	521,011
6.35%, 06/01/40	400	489,092
Grupo Televisa SAB
5.00%, 05/13/45	500	503,985
Grupo Televisa SAB de CV CPO
6.63%, 03/18/25	100	122,451
6.63%, 01/15/40[a]	255	316,366
Historic TW Inc.
6.63%, 05/15/29	705	891,518
NBCUniversal Media LLC
4.45%, 01/15/43[a]	100	103,969
5.95%, 04/01/41	510	639,802
6.40%, 04/30/40	725	960,359
TCI Communications Inc.
7.13%, 02/15/28	100	133,323
7.88%, 02/15/26	500	702,352
Thomson Reuters Corp.
5.50%, 08/15/35	150	166,336
5.65%, 11/23/43 (Call 05/23/43)	250	285,104
5.85%, 04/15/40	100	114,914
Time Warner Cable Inc.
5.50%, 09/01/41 (Call 03/01/41)	321	368,829
5.88%, 11/15/40 (Call 05/15/40)	200	238,579
6.55%, 05/01/37	450	572,025
6.75%, 06/15/39	280	365,528
7.30%, 07/01/38	1,450	1,989,816

Security	Principal (000s)	Value

Time Warner Entertainment Co. LP
8.38%, 07/15/33	$427	$637,404
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	500	504,061
4.90%, 06/15/42	300	310,241
5.38%, 10/15/41	200	220,604
6.10%, 07/15/40	175	209,114
6.25%, 03/29/41	400	486,646
6.50%, 11/15/36[a]	450	558,807
7.63%, 04/15/31	765	1,056,022
7.70%, 05/01/32	750	1,050,692
Viacom Inc.
4.50%, 02/27/42	200	193,001
5.25%, 04/01/44 (Call 10/01/43)	250	269,635
5.85%, 09/01/43 (Call 03/01/43)	800	924,389
6.88%, 04/30/36	580	738,303
Walt Disney Co. (The)
4.38%, 08/16/41	590	625,402
7.00%, 03/01/32	100	140,652
Series E
4.13%, 12/01/41	350	355,522

		30,852,839
METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	200	196,993

		196,993
MINING — 1.78%
Barrick Gold Corp.
5.25%, 04/01/42	450	453,337
Barrick North America Finance LLC
5.70%, 05/30/41	487	514,006
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	505	547,391
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	680	689,674
5.00%, 09/30/43	850	971,533
Freeport-McMoRan Inc.
5.45%, 03/15/43 (Call 09/15/42)	750	811,445
Glencore Finance Canada Ltd.
6.00%, 11/15/41[a,b]	195	219,153
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	350	324,811
6.25%, 10/01/39	603	651,274

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Rio Tinto Alcan Inc.
7.25%, 03/15/31	$75	$100,152
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	625	699,209
7.13%, 07/15/28	240	317,867
Rio Tinto Finance (USA) PLC
4.13%, 08/21/42 (Call 02/21/42)	750	731,285
Southern Copper Corp.
5.25%, 11/08/42[a]	505	495,577
6.75%, 04/16/40	185	212,949
7.50%, 07/27/35[a]	640	786,950
Teck Resources Ltd.
5.40%, 02/01/43 (Call 08/01/42)	100	101,024
6.00%, 08/15/40 (Call 02/15/40)	180	193,310
6.13%, 10/01/35	300	326,020
6.25%, 07/15/41 (Call 01/15/41)	520	574,008
Vale Canada Ltd.
7.20%, 09/15/32	50	57,284

		9,778,259
OFFICE & BUSINESS EQUIPMENT — 0.03%
Xerox Corp.
6.75%, 12/15/39	150	185,459

		185,459
OIL & GAS — 7.62%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100	134,426
8.13%, 09/15/30	175	247,449
Anadarko Finance Co.
7.50%, 05/01/31	330	455,727
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	500	513,283
6.20%, 03/15/40	230	290,689
6.45%, 09/15/36	820	1,053,058
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	850	904,994
5.10%, 09/01/40 (Call 03/01/40)	285	315,453
6.00%, 01/15/37	811	993,320
Burlington Resources Finance Co.
7.20%, 08/15/31	400	567,042
Canadian Natural Resources Ltd.
6.25%, 03/15/38	1,130	1,434,767
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	250	252,829

Security	Principal (000s)	Value

5.20%, 09/15/43 (Call 03/15/43)	$250	$281,058
6.75%, 11/15/39	345	456,301
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	700	746,439
ConocoPhillips
6.50%, 02/01/39	1,205	1,635,004
6.95%, 04/15/29	1,442	1,986,331
Continental Resources Inc.
4.90%, 06/01/44 (Call 12/01/43)[b]	145	152,937
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	1,200	1,272,326
5.60%, 07/15/41 (Call 01/15/41)	50	58,881
7.95%, 04/15/32	80	115,202
Devon Financing Corp. ULC
7.88%, 09/30/31	352	501,587
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[a]	525	535,287
5.70%, 10/15/39[a]	100	114,184
Ecopetrol SA
7.38%, 09/18/43	750	952,500
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[a]	600	669,356
6.50%, 08/15/34	170	216,329
6.50%, 02/01/38	170	219,518
7.20%, 11/01/31	175	230,853
Eni USA Inc.
7.30%, 11/15/27	100	136,130
Hess Corp.
5.60%, 02/15/41	1,025	1,210,972
7.13%, 03/15/33	330	445,771
7.30%, 08/15/31	25	33,858
Marathon Oil Corp.
6.60%, 10/01/37	355	464,475
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	600	755,957
Murphy Oil Corp.
5.13%, 12/01/42 (Call 06/01/42)	250	246,172
7.05%, 05/01/29	100	122,589
Nexen Energy ULC
6.40%, 05/15/37	264	329,256
7.50%, 07/30/39	175	247,174
7.88%, 03/15/32	160	223,112

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	$700	$781,815
6.00%, 03/01/41 (Call 09/01/40)	260	314,930
Noble Holding International Ltd.
5.25%, 03/15/42	400	418,003
6.20%, 08/01/40	30	34,673
Petro-Canada
5.35%, 07/15/33	100	114,472
6.80%, 05/15/38	126	169,115
Petrobras International Finance Co.
6.75%, 01/27/41	1,485	1,644,481
6.88%, 01/20/40	730	818,969
Petroleos Mexicanos
5.50%, 06/27/44[a]	1,775	1,908,125
6.38%, 01/23/45[b]	350	423,500
6.50%, 06/02/41	450	545,625
6.63%, 06/15/35	1,955	2,389,987
Phillips 66
5.88%, 05/01/42	395	484,119
Rowan Companies Inc.
5.85%, 01/15/44 (Call 07/15/43)	375	396,737
Shell International Finance BV
4.55%, 08/12/43	900	987,886
5.50%, 03/25/40	350	431,703
6.38%, 12/15/38	767	1,042,625
Statoil ASA
4.80%, 11/08/43[a]	1,150	1,299,213
5.10%, 08/17/40	380	440,442
6.50%, 12/01/28[b]	100	130,971
6.80%, 01/15/28	75	98,923
7.15%, 01/15/29	100	136,894
Suncor Energy Inc.
5.95%, 12/01/34	150	182,336
6.50%, 06/15/38	697	905,480
6.85%, 06/01/39	625	847,592
Talisman Energy Inc.
6.25%, 02/01/38	675	794,909
7.25%, 10/15/27	200	254,843
Transocean Inc.
6.80%, 03/15/38	391	423,467
7.50%, 04/15/31	430	497,278
Valero Energy Corp.
6.63%, 06/15/37	607	766,447
7.50%, 04/15/32	305	407,480

Security	Principal (000s)	Value

XTO Energy Inc.
6.75%, 08/01/37	$100	$146,672

		41,762,308
OIL & GAS SERVICES — 0.78%
Baker Hughes Inc.
5.13%, 09/15/40	460	528,670
6.88%, 01/15/29	350	475,570
Cameron International Corp.
5.13%, 12/15/43 (Call 06/15/43)	100	108,682
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	180	189,839
4.75%, 08/01/43 (Call 02/01/43)	950	1,036,393
7.45%, 09/15/39	235	344,100
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	380	371,818
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	231	265,312
6.50%, 08/01/36[a]	606	730,857
6.75%, 09/15/40	175	217,865

		4,269,106
PACKAGING & CONTAINERS — 0.06%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	298	350,356

		350,356
PHARMACEUTICALS — 3.77%
Abbott Laboratories
5.30%, 05/27/40	285	346,335
6.00%, 04/01/39	400	518,568
AbbVie Inc.
4.40%, 11/06/42	1,035	1,038,480
Actavis Funding SCS
4.85%, 06/15/44 (Call 12/15/43)[b]	450	462,191
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)[a]	530	527,217
AstraZeneca PLC
4.00%, 09/18/42	475	459,516
6.45%, 09/15/37	887	1,175,226
Bristol-Myers Squibb Co.
5.88%, 11/15/36	420	529,475
6.13%, 05/01/38	479	622,519
Cardinal Health Inc.
4.60%, 03/15/43	250	260,207

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Eli Lilly and Co.
4.65%, 06/15/44 (Call 12/15/43)	$100	$109,690
5.50%, 03/15/27	350	423,513
5.55%, 03/15/37	275	337,970
6.77%, 01/01/36	300	411,636
Express Scripts Holding Co.
6.13%, 11/15/41	220	277,019
GlaxoSmithKline Capital Inc.
5.38%, 04/15/34	225	270,940
6.38%, 05/15/38	1,012	1,335,071
Johnson & Johnson
4.38%, 12/05/33 (Call 06/05/33)	1,000	1,110,978
4.95%, 05/15/33	250	296,440
5.95%, 08/15/37	475	634,114
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	450	473,351
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	340	354,609
5.90%, 11/01/39	100	121,317
Merck & Co. Inc.
4.15%, 05/18/43	950	964,568
6.40%, 03/01/28	100	129,790
6.55%, 09/15/37	655	889,281
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	200	220,965
Novartis Capital Corp.
3.70%, 09/21/42	300	288,390
4.40%, 05/06/44	350	376,806
Perrigo Co. PLC
5.30%, 11/15/43 (Call 05/15/43)[a,b]	250	277,766
Pfizer Inc.
4.40%, 05/15/44	245	256,732
7.20%, 03/15/39	1,079	1,554,965
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	545	746,514
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	480	587,459
Wyeth LLC
5.95%, 04/01/37	1,360	1,702,940
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	527	548,890

		20,641,448

Security	Principal (000s)	Value

PIPELINES — 3.64%
Buckeye Partners LP
5.85%, 11/15/43 (Call 05/15/43)	$300	$339,675
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	55	68,740
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)[b]	25	25,095
DCP Midstream LLC
8.13%, 08/16/30	250	332,588
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	200	226,683
El Paso Pipeline Partners Operating Co. LLC
4.70%, 11/01/42 (Call 05/01/42)	90	84,023
7.50%, 11/15/40	255	330,508
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)[a,b]	125	129,323
Enbridge Energy Partners LP Series B
7.50%, 04/15/38	260	349,103
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	200	202,310
Energy Transfer Partners LP
6.05%, 06/01/41 (Call 12/01/40)	110	124,865
6.50%, 02/01/42 (Call 08/01/41)	1,055	1,252,665
6.63%, 10/15/36[a]	140	167,509
7.60%, 02/01/24 (Call 11/01/23)	75	93,297
8.25%, 11/15/29 (Call 08/15/29)	50	70,280
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	200	227,028
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	1,300	1,294,043
4.85%, 08/15/42 (Call 02/15/42)	250	264,166
5.10%, 02/15/45 (Call 08/15/44)	300	328,986
5.70%, 02/15/42	620	731,256
5.95%, 02/01/41	175	212,470
6.13%, 10/15/39	60	73,760
7.55%, 04/15/38	100	140,778
Series D
6.88%, 03/01/33	100	131,426
Series H
6.65%, 10/15/34	100	130,166

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	$250	$244,514
5.50%, 03/01/44 (Call 09/01/43)	925	969,350
5.80%, 03/15/35	900	988,236
6.38%, 03/01/41	230	265,756
6.95%, 01/15/38	522	637,513
7.40%, 03/15/31	100	124,475
7.75%, 03/15/32[a]	100	128,714
Magellan Midstream Partners LP
5.15%, 10/15/43 (Call 04/15/43)	350	389,491
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	430	511,889
6.85%, 10/15/37	250	320,732
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	250	257,280
5.15%, 06/01/42 (Call 12/01/41)	550	601,315
6.65%, 01/15/37	75	96,227
Spectra Energy Capital LLC
7.50%, 09/15/38	100	129,722
Spectra Energy Partners LP
5.95%, 09/25/43 (Call 03/25/43)	450	542,049
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	550	581,349
6.10%, 02/15/42	150	173,037
Texas Eastern Transmission LP
7.00%, 07/15/32	100	130,779
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	1,200	1,298,577
5.60%, 03/31/34	100	120,225
5.85%, 03/15/36	100	123,093
6.20%, 10/15/37[a]	334	430,510
7.25%, 08/15/38	255	361,512
7.63%, 01/15/39	500	736,738
Transcontinental Gas Pipe Line Corp.
4.45%, 08/01/42 (Call 02/01/42)	285	274,886
5.40%, 08/15/41 (Call 02/15/41)	26	28,618
Western Gas Partners LP
5.45%, 04/01/44 (Call 10/01/43)	200	225,403
Williams Companies Inc. (The)
5.75%, 06/24/44 (Call 12/24/43)	50	50,501
7.50%, 01/15/31[a]	25	29,514
8.75%, 03/15/32	318	412,930

Security	Principal (000s)	Value

Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	$600	$606,734
5.40%, 03/04/44 (Call 09/04/43)[a]	500	546,812
6.30%, 04/15/40	240	289,965

		19,959,189
REAL ESTATE INVESTMENT TRUSTS — 0.51%
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	400	407,936
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	250	331,862
Health Care REIT Inc.
5.13%, 03/15/43 (Call 09/15/42)	90	97,718
6.50%, 03/15/41 (Call 09/15/40)	150	193,572
Simon Property Group LP
4.75%, 03/15/42 (Call 09/15/41)	350	380,407
6.75%, 02/01/40 (Call 11/01/39)	350	490,673
Weyerhaeuser Co.
7.38%, 03/15/32	655	901,400

		2,803,568
RETAIL — 3.91%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	500	521,435
5.17%, 08/01/44 (Call 02/01/44)	150	156,176
CVS Caremark Corp.
5.75%, 05/15/41 (Call 11/15/40)	330	401,868
6.13%, 09/15/39	950	1,223,084
6.25%, 06/01/27	200	255,564
Darden Restaurants Inc.
6.80%, 10/15/37	230	259,737
Home Depot Inc. (The)
4.40%, 03/15/45 (Call 09/15/44)	605	637,399
4.88%, 02/15/44 (Call 08/15/43)	600	677,417
5.88%, 12/16/36	611	776,926
5.95%, 04/01/41 (Call 10/01/40)	900	1,151,726
Kohl’s Corp.
6.00%, 01/15/33	300	339,701
6.88%, 12/15/37	150	187,973
Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	519	559,322
5.00%, 09/15/43 (Call 03/15/43)	200	226,864
5.80%, 04/15/40 (Call 10/15/39)	790	978,077
6.88%, 02/15/28	50	64,448

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Macy’s Retail Holdings Inc.
4.30%, 02/15/43 (Call 08/15/42)	$676	$651,387
6.65%, 07/15/24	190	233,950
6.70%, 07/15/34	150	192,138
McDonald’s Corp.
3.70%, 02/15/42	650	619,888
6.30%, 10/15/37	290	384,775
6.30%, 03/01/38	400	531,297
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	331	371,529
6.95%, 03/15/28	100	131,035
QVC Inc.
4.45%, 02/15/25[b]	500	502,689
Target Corp.
4.00%, 07/01/42[a]	1,260	1,219,056
6.50%, 10/15/37	247	324,850
Wal-Mart Stores Inc.
4.88%, 07/08/40	150	168,448
5.00%, 10/25/40	100	114,372
5.25%, 09/01/35	1,340	1,585,187
5.63%, 04/15/41	900	1,119,596
6.20%, 04/15/38	1,121	1,471,154
6.50%, 08/15/37	2,084	2,839,068
7.55%, 02/15/30	100	144,431
Walgreen Co.
4.40%, 09/15/42	150	146,714
Yum! Brands Inc.
6.88%, 11/15/37	184	240,822

		21,410,103
SEMICONDUCTORS — 0.35%
Applied Materials Inc.
5.85%, 06/15/41	130	159,039
Broadcom Corp.
4.50%, 08/01/34 (Call 02/01/34)	270	277,814
Intel Corp.
4.00%, 12/15/32[a]	530	540,430
4.80%, 10/01/41	850	930,727

		1,908,010
SOFTWARE — 0.80%
Microsoft Corp.
3.75%, 05/01/43 (Call 11/01/42)[a]	100	95,282
4.50%, 10/01/40	430	457,471
4.88%, 12/15/43 (Call 06/15/43)[a]	425	477,329

Security	Principal (000s)	Value

5.20%, 06/01/39	$111	$128,939
5.30%, 02/08/41	600	715,665
Oracle Corp.
4.30%, 07/08/34 (Call 01/08/34)	200	209,157
5.38%, 07/15/40	965	1,126,154
6.13%, 07/08/39	920	1,179,961

		4,389,958
TELECOMMUNICATIONS — 8.41%
Alltel Corp.
7.88%, 07/01/32	190	271,618
America Movil SAB de CV
6.13%, 03/30/40	750	910,775
6.38%, 03/01/35[a]	675	828,962
AT&T Corp.
8.00%, 11/15/31	450	671,667
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	154	149,359
4.35%, 06/15/45 (Call 12/15/44)	1,818	1,767,145
4.80%, 06/15/44 (Call 12/15/43)	500	521,841
5.35%, 09/01/40	600	669,916
5.55%, 08/15/41	520	595,088
6.15%, 09/15/34	300	364,058
6.30%, 01/15/38	2,051	2,523,777
6.50%, 09/01/37	485	611,020
6.55%, 02/15/39	750	954,427
AT&T Mobility LLC
7.13%, 12/15/31	200	271,413
British Telecommunications PLC
9.63%, 12/15/30	1,075	1,735,406
Cisco Systems Inc.
5.50%, 01/15/40	975	1,163,264
5.90%, 02/15/39	524	658,514
Corning Inc.
4.70%, 03/15/37	75	81,244
4.75%, 03/15/42	350	382,520
5.75%, 08/15/40	40	48,668
7.25%, 08/15/36 (Call 08/15/26)	200	257,334
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,249	1,872,053
9.25%, 06/01/32[a]	100	160,857
Embarq Corp.
8.00%, 06/01/36	250	280,000

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

GTE Corp.
6.94%, 04/15/28	$100	$124,697
Harris Corp.
6.15%, 12/15/40	100	122,114
Juniper Networks Inc.
5.95%, 03/15/41	295	332,227
Motorola Solutions Inc.
5.50%, 09/01/44	250	259,040
7.50%, 05/15/25	125	160,322
New Cingular Wireless Services Inc.
8.75%, 03/01/31	605	925,652
Orange
5.38%, 01/13/42	250	279,604
5.50%, 02/06/44 (Call 08/06/43)	250	284,960
9.00%, 03/01/31	980	1,494,456
Pacific Bell Telephone Co.
7.13%, 03/15/26	700	912,314
Qwest Corp.
6.88%, 09/15/33 (Call 09/29/14)	205	207,050
7.13%, 11/15/43 (Call 09/29/14)	100	101,000
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	750	797,944
7.50%, 08/15/38	190	261,585
Royal KPN NV
8.38%, 10/01/30	205	294,070
Telefonica Emisiones SAU
7.05%, 06/20/36	800	1,047,718
Telefonica Europe BV
8.25%, 09/15/30	437	609,842
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	250	225,712
4.75%, 11/01/41	590	606,508
4.86%, 08/21/46[b]	500	524,109
5.05%, 03/15/34 (Call 12/15/33)	2,500	2,723,907
5.85%, 09/15/35[a]	255	301,160
6.00%, 04/01/41	100	120,494
6.40%, 09/15/33	3,400	4,271,173
6.40%, 02/15/38	380	475,687
6.55%, 09/15/43	4,375	5,634,471
6.90%, 04/15/38	780	1,028,753
7.35%, 04/01/39	300	413,567
7.75%, 12/01/30	1,265	1,764,318

Security	Principal (000s)	Value

Verizon Florida LLC Series E
6.86%, 02/01/28	$100	$118,068
Verizon Global Funding Corp.
7.75%, 06/15/32	100	142,757
Verizon Maryland Inc. Series B
5.13%, 06/15/33	50	52,318
Vodafone Group PLC
4.38%, 02/19/43	230	223,294
6.15%, 02/27/37	1,011	1,219,727
6.25%, 11/30/32	50	61,669
7.88%, 02/15/30	134	187,515

		46,060,728
TEXTILES — 0.07%
Cintas Corp. No. 2
6.15%, 08/15/36	307	388,253

		388,253
TOYS, GAMES & HOBBIES — 0.09%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	200	213,326
6.35%, 03/15/40	100	121,348
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	150	167,266

		501,940
TRANSPORTATION — 2.32%
Burlington Northern Santa Fe LLC
4.38%, 09/01/42 (Call 03/01/42)	630	632,635
4.40%, 03/15/42 (Call 09/15/41)	426	428,766
4.90%, 04/01/44 (Call 10/01/43)	200	218,437
5.15%, 09/01/43 (Call 03/01/43)	900	1,017,162
5.40%, 06/01/41 (Call 12/01/40)	400	465,407
5.75%, 05/01/40 (Call 11/01/39)	450	543,513
6.15%, 05/01/37	150	190,461
6.20%, 08/15/36	100	127,174
Canadian National Railway Co.
3.50%, 11/15/42 (Call 05/15/42)	445	413,342
6.20%, 06/01/36	170	224,310
6.25%, 08/01/34	50	65,190
6.38%, 11/15/37	58	78,280
6.90%, 07/15/28	50	67,593
Canadian Pacific Railway Co.
7.13%, 10/15/31	190	263,119

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Con–way Inc.
6.70%, 05/01/34	$250	$277,771
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	450	437,311
4.40%, 03/01/43 (Call 09/01/42)	126	128,272
4.75%, 05/30/42 (Call 11/30/41)	617	662,435
5.50%, 04/15/41 (Call 10/15/40)	70	81,776
6.00%, 10/01/36	240	297,445
6.22%, 04/30/40	105	134,617
FedEx Corp.
3.88%, 08/01/42	200	186,600
4.90%, 01/15/34	950	1,053,741
Norfolk Southern Corp.
4.80%, 08/15/43 (Call 02/15/43)	600	653,253
4.84%, 10/01/41	558	606,706
5.59%, 05/17/25	100	116,629
5.64%, 05/17/29	100	118,648
6.00%, 05/23/11	425	516,499
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	405	411,126
4.30%, 06/15/42 (Call 12/15/41)	380	392,470
4.82%, 02/01/44 (Call 08/01/43)	500	559,007
5.78%, 07/15/40	25	31,886
6.63%, 02/01/29	207	271,571
United Parcel Service Inc.
4.88%, 11/15/40 (Call 05/15/40)	25	28,410
6.20%, 01/15/38	637	841,629
8.38%, 04/01/30[d]	100	147,943

		12,691,134
TRUCKING & LEASING — 0.05%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	250	272,677

		272,677
WATER — 0.19%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	250	253,350
6.59%, 10/15/37	223	297,088
United Utilities PLC
6.88%, 08/15/28	250	302,451
Veolia Environnement SA
6.75%, 06/01/38	150	185,543

		1,038,432

TOTAL CORPORATE BONDS & NOTES
(Cost: $418,200,310)		433,095,570

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[e] — 9.20%

BRAZIL — 1.44%
Brazilian Government International Bond
4.25%, 01/07/25	$900	$936,000
5.63%, 01/07/41[a]	700	780,500
7.13%, 01/20/37	1,030	1,359,600
8.25%, 01/20/34[a]	980	1,411,200
8.75%, 02/04/25	800	1,144,000
10.13%, 05/15/27[a]	786	1,261,530
11.00%, 08/17/40 (Call 08/17/15)	920	1,012,000

		7,904,830
CANADA — 0.29%
Province of British Columbia
6.50%, 01/15/26	200	265,985
Province of Quebec
7.50%, 09/15/29	925	1,345,551

		1,611,536
CHILE — 0.10%
Chile Government International Bond
3.63%, 10/30/42	575	523,250

		523,250
COLOMBIA — 0.54%
Colombia Government International Bond
5.63%, 02/26/44 (Call 08/26/43)	800	928,000
6.13%, 01/18/41[a]	650	799,500
7.38%, 09/18/37[a]	900	1,248,750

		2,976,250
ISRAEL — 0.04%
Israel Government International Bond
4.50%, 01/30/43	200	198,000

		198,000
ITALY — 0.28%
Italy Government International Bond
5.38%, 06/15/33[a]	992	1,208,041
Region of Lombardy Italy
5.80%, 10/25/32	305	329,364

		1,537,405
MEXICO — 1.67%
Mexico Government International Bond
4.75%, 03/08/44	1,050	1,097,250

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

5.55%, 01/21/45	$150	$174,525
5.75%, 10/12/49	530	586,975
6.05%, 01/11/40	870	1,083,150
6.75%, 09/27/34	1,525	2,001,562
7.50%, 04/08/33	1,652	2,316,930
8.30%, 08/15/31	1,255	1,869,950

		9,130,342
PANAMA — 0.42%
Panama Government International Bond
6.70%, 01/26/36[a]	730	919,800
7.13%, 01/29/26	700	908,250
9.38%, 04/01/29	330	499,950

		2,328,000
PERU — 0.57%
Peruvian Government International Bond
5.63%, 11/18/50	950	1,125,750
6.55%, 03/14/37[a]	170	220,150
7.35%, 07/21/25[a]	500	670,000
8.75%, 11/21/33	700	1,099,000

		3,114,900
PHILIPPINES — 1.27%
Philippine Government International Bond
5.00%, 01/13/37[a]	1,350	1,550,812
5.50%, 03/30/26[a]	200	234,250
6.38%, 01/15/32[a]	1,400	1,779,750
6.38%, 10/23/34	2,000	2,597,500
10.63%, 03/16/25	500	796,875

		6,959,187
SOUTH AFRICA — 0.20%
South Africa Government International Bond
5.38%, 07/24/44	500	522,500
6.25%, 03/08/41[a]	500	585,025

		1,107,525
SOUTH KOREA — 0.09%
Export-Import Bank of Korea (The)
3.25%, 08/12/26	250	249,868
Republic of Korea
4.13%, 06/10/44	200	222,647

		472,515

Security	Principal (000s)	Value

SUPRANATIONAL — 0.38%
Asian Development Bank
5.82%, 06/16/28	$440	$554,192
European Investment Bank
4.88%, 02/15/36	480	598,186
Inter-American Development Bank
3.20%, 08/07/42	700	658,728
3.88%, 10/28/41	245	259,508

		2,070,614
TURKEY — 1.52%
Turkey Government International Bond
6.88%, 03/17/36	450	545,324
7.25%, 03/05/38[a]	2,100	2,666,013
7.38%, 02/05/25	625	775,287
8.00%, 02/14/34	1,200	1,616,400
11.88%, 01/15/30[a]	1,550	2,709,911

		8,312,935
URUGUAY — 0.39%
Uruguay Government International Bond
4.50%, 08/14/24[a]	500	541,250
7.63%, 03/21/36[a]	1,165	1,610,612

		2,151,862

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $49,692,625)		50,399,151

MUNICIPAL DEBT OBLIGATIONS — 9.44%

CALIFORNIA — 3.11%
Alameda County Joint Powers Authority RB Lease Abatement BAB
7.05%, 12/01/44	135	182,705
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	1,450	2,018,066
East Bay Municipal Utility District RB Water Revenue BAB Series B
5.87%, 06/01/40	700	909,412
Los Angeles Community College District GO BAB
6.75%, 08/01/49	400	589,560

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	$700	$1,017,765
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	1,000	1,366,440
San Diego County Regional Transportation Commission RB Sales Tax Revenue BAB
5.91%, 04/01/48	250	335,815
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/49	465	628,601
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.95%, 11/01/50	280	413,759
State of California GO BAB
7.30%, 10/01/39	525	759,145
7.35%, 11/01/39	300	439,749
7.55%, 04/01/39	3,200	4,853,664
7.60%, 11/01/40	1,000	1,534,590
University of California Regents RB College & University Revenue Series AN
4.77%, 05/15/44 (Call 05/15/24)	300	316,548
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	1,000	1,272,690
5.95%, 05/15/45	300	383,472

		17,021,981
CONNECTICUT — 0.19%
State of Connecticut GO BAB
5.09%, 10/01/30	100	114,900
State of Connecticut GO Series A
5.85%, 03/15/32	200	248,176
State of Connecticut GO BAB
5.63%, 12/01/29	545	668,175

		1,031,251

Security	Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.04%
District of Columbia Water & Sewer Authority RB Water Revenue
4.81%, 10/01/14	$200	$214,494

		214,494
GEORGIA — 0.13%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project P, Series 2010A
7.06%, 04/01/57	325	372,730
State of Georgia GO Series H
4.50%, 11/01/25	300	336,918

		709,648
ILLINOIS — 1.14%
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	400	504,444
Series B
6.90%, 12/01/40	145	182,861
Chicago Transit Authority RB Sales Tax Revenue BAB Series B
6.20%, 12/01/40	220	261,648
City of Chicago GO Series C
7.78%, 01/01/35	350	425,806
City of Chicago RB Sewer Revenue Series B
6.90%, 01/01/40	100	127,813
Illinois State Toll Highway Authority RB Highway Revenue Tolls BAB
6.18%, 01/01/34	505	650,627
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	330	403,732
State of Illinois GO
5.10%, 06/01/33[a]	2,900	2,879,555
5.65%, 12/01/38	800	829,640

		6,266,126

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

KENTUCKY — 0.03%
Louisville & Jefferson County Metropolitan Sewer District RB Sewer Revenue BAB
6.25%, 05/15/43	$145	$193,981

		193,981
MARYLAND — 0.05%
Maryland State Transportation Authority RB Transit Revenue BAB
5.89%, 07/01/43	200	257,742

		257,742
MASSACHUSETTS — 0.45%
Commonwealth of Massachusetts GO BAB Series E
5.46%, 12/01/39	1,220	1,506,139
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	290	333,355
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.73%, 06/01/40	300	385,380
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	200	248,920

		2,473,794
MISSOURI — 0.18%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls BAB
5.45%, 05/01/33	250	298,415
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	525	703,421

		1,001,836
NEW JERSEY — 0.86%
New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
7.43%, 02/15/29	1,000	1,312,550

Security	Principal (000s)	Value

New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	$1,500	$2,157,300
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40	300	445,233
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB Series C
5.75%, 12/15/28	500	587,385
Rutgers – State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40	150	190,513

		4,692,981
NEW YORK — 1.71%
City of New York GO BAB
6.27%, 12/01/37	800	1,052,160
Metropolitan Transportation Authority RB Transit Revenue BAB
6.09%, 11/15/40	500	660,160
Series A
5.87%, 11/15/39	100	126,094
Series C-1
6.69%, 11/15/40	600	830,280
New York City Municipal Water Finance Authority RB Water Revenue
5.88%, 06/15/44	150	197,768
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.44%, 06/15/43	500	618,920
New York City Transitional Finance Authority Future Tax Secured Revenue RB Income Tax Revenue BAB
5.57%, 11/01/38	500	621,210
New York City Water & Sewer System RB Water Revenue BAB
5.75%, 06/15/41	500	646,125

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	$200	$245,348
New York State Dormitory Authority RB Income Tax Revenue BAB
5.39%, 03/15/40	700	871,444
5.50%, 03/15/30	200	238,476
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	1,635	1,718,352
Series 182
5.31%, 08/01/46 (Call 08/01/24)	500	550,050
State of New York GO BAB
5.85%, 06/01/40	800	1,023,096

		9,399,483
OHIO — 0.15%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.50%, 02/15/50	120	175,728
Ohio State University (The) RB College & University Revenue Series A
4.80%, 06/01/11	200	216,058
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	350	408,359

		800,145
OREGON — 0.15%
Oregon School Boards Association GOL Series B
5.55%, 06/30/28	495	577,705
Oregon State Department of Transportation RB Fuel Sales Tax Revenue Series 2010A
5.83%, 11/15/34	175	221,970

		799,675

Security	Principal (000s)	Value

PENNSYLVANIA — 0.04%
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.56%, 12/01/49	$185	$228,087

		228,087
TEXAS — 0.96%
City of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	500	649,725
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	750	999,532
North Texas Tollway Authority RB Highway Revenue Tolls BAB
8.91%, 02/01/30 (Call 02/01/20)	510	614,188
State of Texas GO BAB
5.52%, 04/01/39	550	702,933
Series A
4.63%, 04/01/33	500	566,470
4.68%, 04/01/40	100	114,586
Texas State Transportation Commission RB Highway Revenue Tolls BAB Series B
5.18%, 04/01/30	1,100	1,324,169
University of Texas System Board of Regents RB College & University Revenue Series B
6.28%, 08/15/41 (Call 08/15/19)	270	311,143

		5,282,746
UTAH — 0.05%
State of Utah GO BAB Series B
3.54%, 07/01/25	115	120,429
Utah Transit Authority RB Sales Tax Revenue BAB Series B
5.94%, 06/15/39	100	128,916

		249,345

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2014

Security	Principal or Shares (000s)	Value

VIRGINIA — 0.08%
University of Virginia RB College & University Revenue BAB
6.20%, 09/01/39	$300	$418,539

		418,539
WASHINGTON — 0.12%
Central Puget Sound Regional Transit Authority RB Sales Tax Revenue BAB
5.49%, 11/01/39	150	186,096
State of Washington GO BAB
5.14%, 08/01/40	400	476,656

		662,752

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $50,399,103)		51,704,606

SHORT-TERM INVESTMENTS — 9.98%

MONEY MARKET FUNDS — 9.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[f,g,h]	42,492	42,491,992
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[f,g,h]	4,381	4,381,348
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	7,839	7,839,178

		54,712,518

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,712,518)		54,712,518

TOTAL INVESTMENTS IN SECURITIES — 107.66%
(Cost: $573,004,556)		589,911,845
Other Assets, Less Liabilities — (7.66)%		(41,977,983)

NET ASSETS — 100.00%		$547,933,862

BAB	— Build America Bond
CPO	— Certificates of Participation (Ordinary)
GO	— General Obligation
GOL	— General Obligation Limited
RB	— Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 82.59%

ADVERTISING — 0.16%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$162	$163,931
4.00%, 03/15/22	100	103,385
Omnicom Group Inc.
3.63%, 05/01/22	452	465,722
4.45%, 08/15/20	200	216,391
5.90%, 04/15/16	35	37,734
WPP Finance 2010
4.75%, 11/21/21	75	83,025
5.63%, 11/15/43	200	223,089

		1,293,277
AEROSPACE & DEFENSE — 1.10%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	500	513,220
4.70%, 10/27/19	130	145,960
Boeing Co. (The)
4.88%, 02/15/20	200	226,266
5.88%, 02/15/40	250	324,004
6.88%, 03/15/39	62	89,093
Embraer SA
5.15%, 06/15/22	112	119,560
General Dynamics Corp.
1.00%, 11/15/17	250	246,720
2.25%, 07/15/16	150	154,313
2.25%, 11/15/22 (Call 08/15/22)	350	331,632
3.88%, 07/15/21 (Call 04/15/21)	100	107,552
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	262	285,086
5.20%, 10/15/19	252	277,887
Lockheed Martin Corp.
2.13%, 09/15/16	200	205,057
3.35%, 09/15/21	384	400,269
4.07%, 12/15/42	404	400,038
4.25%, 11/15/19	180	197,404
Northrop Grumman Corp.
3.50%, 03/15/21	232	241,707
5.05%, 08/01/19	500	558,644
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	312	301,618
3.13%, 10/15/20	300	310,239

Security	Principal (000s)	Value

4.88%, 10/15/40	$130	$145,634
6.40%, 12/15/18	150	177,537
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	50,925
5.25%, 07/15/19	100	110,127
United Technologies Corp.
1.80%, 06/01/17	700	713,042
4.50%, 04/15/20	262	291,213
4.50%, 06/01/42	500	538,246
5.70%, 04/15/40	500	624,391
6.05%, 06/01/36[a]	285	367,424
6.13%, 02/01/19	157	184,246

		8,639,054
AGRICULTURE — 1.10%
Altria Group Inc.
4.00%, 01/31/24[a]	800	830,832
4.13%, 09/11/15	164	169,826
4.75%, 05/05/21	500	555,923
5.38%, 01/31/44	200	221,774
9.25%, 08/06/19	246	323,647
9.70%, 11/10/18	475	617,551
10.20%, 02/06/39[a]	193	332,876
Archer-Daniels-Midland Co.
5.38%, 09/15/35	371	436,735
5.45%, 03/15/18	72	81,262
5.77%, 03/01/41	250	316,002
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	250	261,212
8.50%, 06/15/19	300	376,125
Lorillard Tobacco Co.
3.50%, 08/04/16[a]	100	104,322
6.88%, 05/01/20	500	594,809
Philip Morris International Inc.
2.50%, 05/16/16	300	309,563
2.50%, 08/22/22	192	187,165
2.90%, 11/15/21	627	637,401
4.13%, 03/04/43	212	208,375
5.65%, 05/16/18	600	684,586
6.38%, 05/16/38	450	579,283
Reynolds American Inc.
3.25%, 11/01/22	250	244,972
4.75%, 11/01/42	250	244,708
6.75%, 06/15/17	180	204,492

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

7.25%, 06/15/37	$114	$145,904

		8,669,345
AIRLINES — 0.24%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	472	508,563
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[a]	38	41,612
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	280	327,181
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	248	252,723
Delta Air Lines Inc. 2009-1 Pass Through Trust Class A
7.75%, 06/17/21	153	177,839
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[a]	73	77,767
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21	269	289,888
United Airlines 2014-2 Class A Pass Through Trust Series A
3.75%, 03/03/28	200	201,500

		1,877,073
APPAREL — 0.03%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)[a]	80	76,364
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	150	157,273

		233,637
AUTO MANUFACTURERS — 0.58%
American Honda Finance Corp.
1.20%, 07/14/17	500	499,576
Daimler Finance North America LLC
8.50%, 01/18/31	210	320,791
Ford Motor Co.
4.75%, 01/15/43[a]	300	312,982
6.50%, 08/01/18[a]	105	121,982
7.45%, 07/16/31	40	54,429

Security	Principal (000s)	Value

PACCAR Financial Corp.
0.70%, 11/16/15	$200	$200,430
1.10%, 06/06/17	250	249,660
Toyota Motor Credit Corp.
1.38%, 01/10/18	312	311,544
2.00%, 09/15/16	1,100	1,127,293
2.13%, 07/18/19	300	301,043
2.63%, 01/10/23	300	293,139
3.30%, 01/12/22	350	362,621
3.40%, 09/15/21	400	419,008

		4,574,498
AUTO PARTS & EQUIPMENT — 0.16%
BorgWarner Inc.
4.63%, 09/15/20	100	107,656
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	250	260,473
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)[a]	250	253,839
3.75%, 12/01/21 (Call 09/01/21)	182	190,381
4.25%, 03/01/21	200	215,703
5.00%, 03/30/20	92	102,692
5.70%, 03/01/41	136	158,805

		1,289,549
BANKS — 18.13%
Abbey National Treasury Services PLC
4.00%, 04/27/16	205	215,171
4.00%, 03/13/24	700	729,006
Associated Banc-Corp.
5.13%, 03/28/16 (Call 02/28/16)	100	105,738
Australia and New Zealand Banking Group Ltd.
0.90%, 02/12/16	750	753,334
2.25%, 06/13/19	250	251,472
Banco do Brasil SA
3.88%, 10/10/22[a]	500	476,900
Bancolombia SA
5.95%, 06/03/21[a]	500	555,650
Bank of America Corp.
1.25%, 01/11/16	500	502,421
1.70%, 08/25/17	170	170,197
2.00%, 01/11/18	800	801,298
3.30%, 01/11/23	450	445,919

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

3.63%, 03/17/16	$75	$78,044
3.70%, 09/01/15[a]	350	360,299
4.00%, 04/01/24	1,000	1,030,085
4.13%, 01/22/24	1,000	1,037,832
5.00%, 05/13/21	425	474,988
5.25%, 12/01/15[a]	575	605,486
5.42%, 03/15/17	700	761,695
5.63%, 07/01/20	450	515,885
5.65%, 05/01/18	400	449,252
5.70%, 01/24/22	370	431,939
5.75%, 12/01/17	250	279,936
5.88%, 01/05/21	375	438,139
5.88%, 02/07/42	250	303,450
6.05%, 05/16/16	750	809,432
6.11%, 01/29/37	300	352,262
6.40%, 08/28/17	526	596,164
6.50%, 08/01/16	275	302,194
6.88%, 04/25/18	425	495,123
7.63%, 06/01/19	520	636,031
7.75%, 05/14/38	550	762,573
Series 1
3.75%, 07/12/16	875	916,641
Bank of America N.A.
5.30%, 03/15/17	1,000	1,089,599
6.00%, 10/15/36	426	526,671
Bank of Montreal
0.80%, 11/06/15	650	651,595
1.30%, 07/14/17 (Call 06/14/17)	400	400,218
1.45%, 04/09/18 (Call 03/09/18)[a]	382	378,148
Bank of New York Mellon Corp. (The)
1.97%, 06/20/17[b]	450	457,632
2.30%, 07/28/16	550	564,945
3.55%, 09/23/21 (Call 08/23/21)	400	422,660
3.65%, 02/04/24 (Call 01/05/24)	350	365,071
5.45%, 05/15/19	200	228,229
Bank of Nova Scotia
1.10%, 12/13/16	500	501,338
1.30%, 07/21/17	550	550,153
1.45%, 04/25/18[a]	500	495,598
2.55%, 01/12/17	182	188,226
2.90%, 03/29/16	400	413,904
4.38%, 01/13/21	150	166,499

Security	Principal (000s)	Value

Barclays Bank PLC
5.00%, 09/22/16	$350	$378,516
5.13%, 01/08/20	550	621,025
5.14%, 10/14/20[a]	250	272,262
6.75%, 05/22/19	450	540,279
BB&T Corp.
2.15%, 03/22/17 (Call 02/22/17)	450	459,840
2.25%, 02/01/19 (Call 01/02/19)	500	505,175
3.20%, 03/15/16 (Call 02/16/16)[a]	500	516,248
6.85%, 04/30/19	255	307,533
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	900	935,943
BNP Paribas SA
2.38%, 09/14/17	225	230,080
3.25%, 03/03/23[a]	900	905,646
5.00%, 01/15/21	450	504,738
BPCE SA
2.50%, 07/15/19	500	501,373
4.00%, 04/15/24[a]	250	258,985
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)	250	249,697
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	250	250,887
1.55%, 01/23/18 (Call 12/23/17)[a]	450	448,820
2.35%, 12/11/15	300	306,667
Capital One Financial Corp.
3.15%, 07/15/16	150	155,849
4.75%, 07/15/21	40	44,277
6.75%, 09/15/17	250	287,798
Citigroup Inc.
1.25%, 01/15/16[a]	350	351,948
1.70%, 07/25/16	750	758,562
2.50%, 07/29/19	900	902,907
3.38%, 03/01/23	400	402,643
3.88%, 10/25/23	950	983,285
3.95%, 06/15/16	400	420,293
4.45%, 01/10/17	600	642,877
4.50%, 01/14/22	600	654,726
5.38%, 08/09/20	450	513,526
5.50%, 09/13/25	1,000	1,118,970
6.00%, 08/15/17	225	252,771
6.00%, 10/31/33	405	466,599

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

6.13%, 11/21/17	$650	$737,166
6.13%, 05/15/18	375	429,108
6.88%, 03/05/38	475	639,430
8.13%, 07/15/39	400	610,090
8.50%, 05/22/19	175	221,335
Comerica Bank
5.75%, 11/21/16	1,000	1,096,653
Commonwealth Bank of Australia
1.25%, 09/18/15	1,000	1,008,442
1.90%, 09/18/17	500	506,981
CorpBanca SA
3.13%, 01/15/18	200	201,500
Credit Suisse New York
4.38%, 08/05/20	1,000	1,087,191
5.30%, 08/13/19	500	570,559
5.40%, 01/14/20	160	178,911
Deutsche Bank AG London
3.25%, 01/11/16	400	413,232
3.70%, 05/30/24	750	758,845
6.00%, 09/01/17	450	507,207
Discover Bank
7.00%, 04/15/20	550	657,686
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	400	415,302
3.63%, 01/25/16	112	116,522
8.25%, 03/01/38	225	335,408
First Horizon National Corp.
5.38%, 12/15/15	250	262,574
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	800	811,900
3.63%, 02/07/16	750	778,479
3.63%, 01/22/23	500	505,759
3.70%, 08/01/15	250	257,094
5.25%, 07/27/21	600	676,233
5.35%, 01/15/16	370	392,657
5.38%, 03/15/20	350	395,181
5.63%, 01/15/17	1,092	1,192,551
5.75%, 01/24/22	700	810,966
5.95%, 01/18/18	420	473,230
5.95%, 01/15/27	700	809,501
6.00%, 06/15/20	250	290,442
6.13%, 02/15/33	850	1,036,550
6.15%, 04/01/18	556	632,509

Security	Principal (000s)	Value

6.25%, 09/01/17	$500	$565,480
6.25%, 02/01/41	580	721,439
6.75%, 10/01/37	217	265,957
7.50%, 02/15/19	450	543,257
HSBC Bank (USA) N.A.
4.88%, 08/24/20	750	832,112
HSBC Holdings PLC
5.10%, 04/05/21	314	358,721
6.10%, 01/14/42	312	408,563
6.50%, 05/02/36	500	632,704
6.50%, 09/15/37	649	826,424
6.80%, 06/01/38	700	924,865
HSBC USA Inc.
1.63%, 01/16/18	500	501,068
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	250	250,309
Intesa Sanpaolo SpA
3.13%, 01/15/16	900	922,991
3.88%, 01/16/18	500	524,266
J.P. Morgan Chase & Co.
1.13%, 02/26/16	500	502,092
2.60%, 01/15/16	250	256,055
3.15%, 07/05/16	400	415,517
3.20%, 01/25/23[a]	1,750	1,750,570
3.45%, 03/01/16	332	344,732
4.25%, 10/15/20	600	647,583
4.35%, 08/15/21	580	632,422
4.40%, 07/22/20[a]	242	263,582
4.50%, 01/24/22	500	546,106
4.63%, 05/10/21[a]	500	554,176
5.40%, 01/06/42	480	555,142
5.50%, 10/15/40	300	350,469
5.60%, 07/15/41[a]	500	601,252
6.00%, 01/15/18	719	816,357
6.30%, 04/23/19	330	387,826
6.40%, 05/15/38	525	677,739
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	2,200	2,478,009
KeyBank N.A.
1.65%, 02/01/18	250	249,259
KeyCorp
3.75%, 08/13/15	55	56,601
5.10%, 03/24/21	300	341,775

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

KfW
0.50%, 09/30/15[a]	$500	$501,079
0.50%, 04/19/16	350	350,367
1.25%, 10/26/15	700	707,417
1.25%, 10/05/16	2,350	2,380,383
2.00%, 06/01/16	550	564,382
2.13%, 01/17/23	3,150	3,093,211
2.38%, 08/25/21	675	684,254
2.63%, 02/16/16	550	567,615
2.63%, 01/25/22	800	821,297
2.75%, 09/08/20[a]	700	730,623
4.00%, 01/27/20	650	720,680
4.50%, 07/16/18	450	501,827
4.88%, 01/17/17	500	547,694
4.88%, 06/17/19	500	572,734
5.13%, 03/14/16	510	546,624
Korea Development Bank (The)
1.50%, 01/22/18	500	493,505
3.88%, 05/04/17	1,000	1,058,675
4.38%, 08/10/15	500	516,570
Korea Finance Corp.
4.63%, 11/16/21	300	331,680
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	650	642,800
1.38%, 10/23/19	400	391,750
1.88%, 09/17/18	450	456,895
2.13%, 07/15/16	175	180,153
2.38%, 09/13/17	350	363,534
3.13%, 07/15/15	275	281,870
5.00%, 11/08/16	170	185,750
Lloyds Bank PLC
4.20%, 03/28/17	250	268,563
6.38%, 01/21/21	55	66,875
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	250,482
5.59%, 12/28/20 (Call 12/28/15)[c]	500	512,500
Morgan Stanley
1.75%, 02/25/16	350	354,005
2.13%, 04/25/18[a]	800	804,912
2.50%, 01/24/19	600	606,250
3.80%, 04/29/16	600	627,591
4.10%, 05/22/23	500	506,747
4.88%, 11/01/22	900	966,340

Security	Principal (000s)	Value

5.45%, 01/09/17	$450	$491,856
5.50%, 07/28/21	155	178,226
5.63%, 09/23/19	200	228,110
5.75%, 10/18/16	1,054	1,153,603
5.75%, 01/25/21	700	812,409
5.95%, 12/28/17	400	452,362
6.38%, 07/24/42	450	582,540
6.63%, 04/01/18	532	615,272
7.25%, 04/01/32	350	477,576
7.30%, 05/13/19	525	635,557
Series F
3.88%, 04/29/24[a]	250	256,272
MUFG Union Bank N.A.
5.95%, 05/11/16	600	649,120
National Australia Bank Ltd.
0.90%, 01/20/16	250	251,133
2.30%, 07/25/18[a]	500	508,054
National City Corp.
6.88%, 05/15/19	400	472,348
Northern Trust Corp.
3.38%, 08/23/21	500	527,351
Oesterreichische Kontrollbank AG
5.00%, 04/25/17	900	995,669
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)[d]	500	501,179
2.25%, 07/02/19 (Call 06/02/19)[d]	500	503,606
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[d]	512	525,425
4.25%, 09/21/15[d]	200	207,732
4.38%, 08/11/20[d]	250	275,892
5.13%, 02/08/20[d]	445	506,945
Rabobank Nederland
1.70%, 03/19/18	1,200	1,200,425
3.38%, 01/19/17	500	526,197
3.88%, 02/08/22	380	406,053
4.50%, 01/11/21	75	83,047
5.25%, 05/24/41	250	288,867
5.75%, 12/01/43	500	587,518
Royal Bank of Canada
1.50%, 01/16/18[a]	550	549,284
2.15%, 03/15/19	500	504,331
2.30%, 07/20/16	875	898,834

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Royal Bank of Scotland Group PLC
4.38%, 03/16/16	$302	$317,453
5.63%, 08/24/20	275	314,743
6.13%, 01/11/21	210	248,067
6.40%, 10/21/19[a]	600	703,330
Santander Bank N.A.
8.75%, 05/30/18	250	301,858
State Street Corp.
2.88%, 03/07/16	200	207,041
3.70%, 11/20/23[a]	950	994,962
4.38%, 03/07/21	212	236,505
4.96%, 03/15/18	152	166,623
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15[a]	500	503,677
1.50%, 01/18/18	750	745,587
3.40%, 07/11/24[a]	350	357,500
SunTrust Bank
5.00%, 09/01/15	77	80,198
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	600	627,477
3.60%, 04/15/16 (Call 03/15/16)	150	156,338
Svenska Handelsbanken AB
2.88%, 04/04/17[a]	500	520,914
Toronto-Dominion Bank (The)
1.40%, 04/30/18	550	544,167
2.38%, 10/19/16	112	115,552
2.50%, 07/14/16	180	185,866
2.63%, 09/10/18	250	257,191
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	260	267,406
2.20%, 04/25/19 (Call 03/25/19)	250	251,957
2.45%, 07/27/15	350	356,634
3.00%, 03/15/22 (Call 02/15/22)	250	253,256
4.13%, 05/24/21 (Call 04/23/21)	800	874,235
UBS AG Stamford
4.88%, 08/04/20	500	560,633
5.75%, 04/25/18	650	740,549
Series 10
5.88%, 07/15/16	400	433,802
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	260	284,429
5.75%, 06/15/17	1,500	1,682,208
5.75%, 02/01/18	975	1,105,532

Security	Principal (000s)	Value

Wells Fargo & Co.
1.50%, 01/16/18	$400	$398,172
3.50%, 03/08/22	370	385,275
3.68%, 06/15/16[b]	500	525,027
4.13%, 08/15/23	500	525,204
4.60%, 04/01/21	275	307,102
5.13%, 09/15/16	450	485,552
5.61%, 01/15/44	1,870	2,178,427
5.63%, 12/11/17	255	287,816
Series M
3.45%, 02/13/23	270	271,667
Westpac Banking Corp.
1.60%, 01/12/18[a]	500	500,167
2.00%, 08/14/17	582	592,404
3.00%, 08/04/15	500	512,126
4.88%, 11/19/19	380	424,864
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	65	67,582

		142,585,903
BEVERAGES — 1.89%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	345	388,755
6.45%, 09/01/37	478	646,102
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	400	401,375
2.63%, 01/17/23	200	195,855
3.70%, 02/01/24	900	943,396
4.00%, 01/17/43[a]	75	74,509
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	900	904,938
2.88%, 02/15/16	250	258,522
4.38%, 02/15/21	75	83,074
5.38%, 01/15/20	246	283,752
6.38%, 01/15/40	210	281,306
7.75%, 01/15/19	250	308,237
8.20%, 01/15/39	230	362,284
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)[a]	150	149,536
5.38%, 01/15/16	45	47,631
Brown-Forman Corp.
2.50%, 01/15/16	300	307,897

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Coca-Cola Co. (The)
1.65%, 03/14/18	$300	$302,272
1.80%, 09/01/16	1,000	1,020,984
3.15%, 11/15/20	420	438,803
3.20%, 11/01/23	452	460,450
3.30%, 09/01/21	212	222,339
Coca-Cola Enterprises Inc.
2.00%, 08/19/16[a]	250	254,999
4.50%, 09/01/21 (Call 06/01/21)	200	219,686
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43[a]	300	337,487
Diageo Capital PLC
1.13%, 04/29/18	450	442,907
2.63%, 04/29/23 (Call 01/29/23)	250	242,792
3.88%, 04/29/43 (Call 10/29/42)	35	33,571
5.75%, 10/23/17	326	369,684
5.88%, 09/30/36	228	283,405
Diageo Finance BV
5.30%, 10/28/15	200	210,902
Diageo Investment Corp.
4.25%, 05/11/42	200	202,973
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	130	133,770
3.20%, 11/15/21 (Call 08/15/21)	450	458,866
Molson Coors Brewing Co.
2.00%, 05/01/17	250	254,042
5.00%, 05/01/42[a]	250	271,372
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	785	1,058,300
PepsiCo Inc.
1.25%, 08/13/17[a]	300	300,433
2.50%, 05/10/16	242	249,722
3.00%, 08/25/21	250	254,659
4.00%, 03/05/42	450	441,976
5.50%, 01/15/40	250	297,837
7.90%, 11/01/18	367	453,474

		14,854,874
BIOTECHNOLOGY — 0.76%
Amgen Inc.
2.13%, 05/15/17	302	308,276
2.30%, 06/15/16	180	184,652
3.88%, 11/15/21 (Call 08/15/21)	192	204,396

Security	Principal (000s)	Value

4.10%, 06/15/21 (Call 03/15/21)	$262	$283,112
5.15%, 11/15/41 (Call 05/15/41)	950	1,050,266
5.65%, 06/15/42 (Call 12/15/41)	180	213,003
5.75%, 03/15/40	200	238,447
5.85%, 06/01/17	275	306,707
6.38%, 06/01/37	280	352,911
Celgene Corp.
3.25%, 08/15/22	400	401,523
3.63%, 05/15/24 (Call 02/15/24)	250	254,610
3.95%, 10/15/20	200	213,206
Genentech Inc.
5.25%, 07/15/35	137	160,033
Gilead Sciences Inc.
3.05%, 12/01/16	100	104,501
3.70%, 04/01/24 (Call 01/01/24)	800	833,022
4.40%, 12/01/21 (Call 09/01/21)	250	275,846
4.50%, 04/01/21 (Call 01/01/21)	200	221,749
5.65%, 12/01/41 (Call 06/01/41)	300	368,439

		5,974,699
BUILDING MATERIALS — 0.11%
CRH America Inc.
6.00%, 09/30/16	319	350,151
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	352	361,787
6.50%, 12/01/16	150	165,714

		877,652
CHEMICALS — 1.91%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	450	445,386
6.75%, 01/15/19	250	295,220
Air Products and Chemicals Inc.
2.00%, 08/02/16	160	163,739
3.00%, 11/03/21	200	202,770
4.38%, 08/21/19	150	165,512
Airgas Inc.
2.95%, 06/15/16 (Call 05/15/16)	112	115,836
3.65%, 07/15/24 (Call 04/15/24)	300	306,465
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	200	215,659
Cabot Corp.
3.70%, 07/15/22	50	50,698
CF Industries Inc.
5.38%, 03/15/44[a]	300	329,664

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

7.13%, 05/01/20	$350	$426,750
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	212	209,743
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	650	642,272
4.13%, 11/15/21 (Call 08/15/21)	290	311,185
4.38%, 11/15/42 (Call 05/15/42)[a]	352	345,608
8.55%, 05/15/19	350	445,762
9.40%, 05/15/39	220	365,084
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	400	413,395
2.80%, 02/15/23	212	209,082
3.63%, 01/15/21	436	466,171
4.63%, 01/15/20	182	203,367
5.25%, 12/15/16	228	250,028
6.00%, 07/15/18	479	555,869
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	450	463,292
5.50%, 11/15/19	180	205,540
Ecolab Inc.
1.45%, 12/08/17	450	448,853
3.00%, 12/08/16	250	260,781
4.35%, 12/08/21	62	68,043
5.50%, 12/08/41	100	117,385
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	100	104,475
Lubrizol Corp.
8.88%, 02/01/19	250	318,413
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	1,500	1,668,906
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)[a]	50	47,602
2.75%, 04/15/16	150	154,924
3.38%, 07/15/24 (Call 04/15/24)[a]	170	172,794
4.40%, 07/15/44 (Call 01/15/44)	450	465,171
5.88%, 04/15/38	150	185,623
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)[a]	210	220,018
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	180	190,070
5.63%, 12/01/40	182	222,375
6.50%, 05/15/19	160	190,434

Security	Principal (000s)	Value

PPG Industries Inc.
1.90%, 01/15/16	$100	$101,469
3.60%, 11/15/20	100	105,286
5.50%, 11/15/40	202	241,346
6.65%, 03/15/18	150	174,443
Praxair Inc.
1.25%, 11/07/18	130	127,287
2.20%, 08/15/22 (Call 05/15/22)	400	382,289
2.45%, 02/15/22 (Call 11/15/21)	212	208,085
3.00%, 09/01/21	100	102,705
4.05%, 03/15/21	152	165,888
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	300	295,448
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	250	243,828
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	52,197
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	200	214,026

		15,054,261
COMMERCIAL SERVICES — 0.39%
Emory University
5.63%, 09/01/19	40	46,619
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	196,920
6.30%, 07/01/17	100	112,728
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	200	202,418
Massachusetts Institute of Technology
5.60%, 07/01/11	105	138,448
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	250	269,805
5.50%, 09/01/20	100	113,519
Princeton University Series A
4.95%, 03/01/19	250	282,512
Stanford University
4.75%, 05/01/19	159	178,993
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	300	303,541
4.25%, 08/15/24 (Call 05/15/24)	100	102,520
Vanderbilt University
5.25%, 04/01/19	125	142,590

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Verisk Analytics Inc.
4.13%, 09/12/22	$250	$257,755
Western Union Co. (The)
3.65%, 08/22/18	250	262,171
5.25%, 04/01/20[a]	160	175,643
5.93%, 10/01/16	230	250,714

		3,036,896
COMPUTERS — 1.46%
Apple Inc.
0.45%, 05/03/16	500	499,326
1.00%, 05/03/18	200	196,020
2.10%, 05/06/19	1,000	1,007,133
2.40%, 05/03/23	1,000	962,237
3.45%, 05/06/24	350	359,420
3.85%, 05/04/43	500	478,298
4.45%, 05/06/44	100	105,462
Computer Sciences Corp.
6.50%, 03/15/18	240	274,776
EMC Corp.
1.88%, 06/01/18	362	362,982
3.38%, 06/01/23 (Call 03/01/23)	250	252,205
Hewlett-Packard Co.
2.13%, 09/13/15	352	357,444
2.60%, 09/15/17[a]	350	361,077
2.65%, 06/01/16	352	362,352
4.30%, 06/01/21[a]	262	282,243
4.38%, 09/15/21	150	162,253
4.65%, 12/09/21[a]	750	825,892
6.00%, 09/15/41	252	298,863
International Business Machines Corp.
1.25%, 02/06/17	500	503,234
1.25%, 02/08/18	300	298,199
1.95%, 07/22/16[a]	600	614,170
2.90%, 11/01/21	500	513,195
4.00%, 06/20/42	165	163,113
5.60%, 11/30/39	342	420,412
5.70%, 09/14/17	684	773,088
7.63%, 10/15/18	570	699,298
NetApp Inc.
2.00%, 12/15/17	80	80,789
Seagate HDD Cayman
4.75%, 06/01/23	250	256,875

		11,470,356

Security	Principal (000s)	Value

COSMETICS & PERSONAL CARE — 0.39%
Avon Products Inc.
6.50%, 03/01/19[a]	$250	$272,077
Colgate-Palmolive Co.
1.30%, 01/15/17	600	602,379
2.95%, 11/01/20[a]	250	260,172
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	100	95,599
Procter & Gamble Co. (The)
1.45%, 08/15/16	340	345,203
2.30%, 02/06/22	452	445,137
4.70%, 02/15/19	450	506,256
5.55%, 03/05/37	428	533,263

		3,060,086
DISTRIBUTION & WHOLESALE — 0.06%
Arrow Electronics Inc.
3.38%, 11/01/15	22	22,586
4.50%, 03/01/23 (Call 12/01/22)	250	262,390
Ingram Micro Inc.
5.25%, 09/01/17	150	164,218

		449,194
DIVERSIFIED FINANCIAL SERVICES — 4.33%
Air Lease Corp.
3.88%, 04/01/21 (Call 03/01/21)	375	380,261
Alterra Finance LLC
6.25%, 09/30/20	100	116,912
American Express Co.
1.55%, 05/22/18	302	299,617
2.65%, 12/02/22	362	354,732
4.05%, 12/03/42	275	269,145
6.80%, 09/01/66 (Call 09/01/16)[c]	128	138,880
7.00%, 03/19/18	556	655,628
American Express Credit Corp.
1.30%, 07/29/16	500	503,105
2.75%, 09/15/15	382	391,011
2.80%, 09/19/16	1,050	1,088,882
Ameriprise Financial Inc.
4.00%, 10/15/23	250	264,788
5.65%, 11/15/15	57	60,294
Associates Corp. of North America
6.95%, 11/01/18	505	597,781

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	$300	$328,062
7.25%, 02/01/18	225	264,965
Capital One Bank (USA) N.A.
2.30%, 06/05/19 (Call 05/05/19)[a]	500	499,564
8.80%, 07/15/19	850	1,086,544
Charles Schwab Corp. (The)
3.23%, 09/01/22	205	207,599
CME Group Inc.
3.00%, 09/15/22	112	112,276
5.30%, 09/15/43 (Call 03/15/43)	150	175,103
Countrywide Financial Corp.
6.25%, 05/15/16[a]	235	254,465
Credit Suisse (USA) Inc.
5.38%, 03/02/16	179	190,232
7.13%, 07/15/32	150	209,943
Discover Financial Services
5.20%, 04/27/22	160	177,381
Ford Motor Credit Co. LLC
2.38%, 01/16/18	500	508,881
2.50%, 01/15/16	300	306,443
3.00%, 06/12/17	1,000	1,038,466
4.25%, 02/03/17	1,200	1,279,974
5.00%, 05/15/18	900	993,921
5.75%, 02/01/21	1,300	1,510,082
8.00%, 12/15/16	500	573,806
Franklin Resources Inc.
2.80%, 09/15/22	62	61,053
General Electric Capital Corp.
1.00%, 01/08/16	1,150	1,155,859
1.63%, 04/02/18[a]	900	902,981
2.25%, 11/09/15	800	815,889
2.95%, 05/09/16	675	700,786
3.10%, 01/09/23	270	270,878
4.63%, 01/07/21	225	251,851
4.65%, 10/17/21	175	195,960
5.00%, 01/08/16	185	195,895
5.30%, 02/11/21	270	310,140
5.40%, 02/15/17	270	297,565
5.63%, 09/15/17	650	731,215
5.63%, 05/01/18	275	313,104
5.88%, 01/14/38	2,900	3,599,225

Security	Principal (000s)	Value

6.00%, 08/07/19	$195	$229,763
6.88%, 01/10/39	350	485,293
Series A
6.75%, 03/15/32	467	629,983
Series GMTN
6.38%, 11/15/67 (Call 11/15/17)[c]	400	444,000
Goldman Sachs Capital I
6.35%, 02/15/34	745	845,754
HSBC Finance Corp.
5.50%, 01/19/16	750	796,231
6.68%, 01/15/21	164	196,355
International Lease Finance Corp.
6.75%, 09/01/16[e]	500	546,250
Invesco Finance PLC
4.00%, 01/30/24	250	264,155
Jefferies Group LLC
3.88%, 11/09/15	200	206,123
5.13%, 04/13/18	250	272,646
6.45%, 06/08/27	125	143,279
6.50%, 01/20/43	175	197,551
8.50%, 07/15/19	200	249,304
Lazard Group LLC
6.85%, 06/15/17	300	339,439
Legg Mason Inc.
5.63%, 01/15/44	250	278,941
Murray Street Investment Trust I
4.65%, 03/09/17[b]	150	161,293
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	83	90,935
5.55%, 01/15/20	250	275,926
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/22 (Call 11/15/21)	302	306,401
10.38%, 11/01/18	300	399,670
Series C
8.00%, 03/01/32	325	474,454
Nomura Holdings Inc.
2.00%, 09/13/16	390	394,744
4.13%, 01/19/16	40	41,673
6.70%, 03/04/20	250	299,314
NYSE Euronext
2.00%, 10/05/17	500	506,769

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Raymond James Financial Inc.
4.25%, 04/15/16	$50	$52,466
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	287,904

		34,057,760
ELECTRIC — 5.84%
Alabama Power Co.
3.38%, 10/01/20	175	184,099
4.10%, 01/15/42	400	408,026
6.00%, 03/01/39	225	290,743
Series 1
5.65%, 03/15/35 (Call 03/15/15)	250	256,051
Ameren Illinois Co.
4.30%, 07/01/44 (Call 01/01/44)	150	155,117
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	650	652,022
Appalachian Power Co.
7.00%, 04/01/38	200	276,607
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	350	373,428
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	250	289,439
5.75%, 04/01/18	250	284,399
6.13%, 04/01/36	388	494,030
6.50%, 09/15/37	550	724,939
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	250	270,066
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	250	297,085
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	100	102,085
3.40%, 09/01/21 (Call 06/01/21)	200	209,532
5.80%, 03/15/18	165	188,324
6.45%, 01/15/38	500	672,917
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	150	145,400
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	500	485,105
5.50%, 12/01/39	130	156,398

Security	Principal (000s)	Value

6.30%, 08/15/37	$298	$387,055
6.65%, 04/01/19	200	239,179
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)	200	202,180
3.38%, 08/15/23 (Call 05/15/23)	125	129,392
6.70%, 09/15/19	600	727,801
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	250	258,851
Detroit Edison Co. (The)
5.70%, 10/01/37	550	686,318
Dominion Resources Inc.
1.25%, 03/15/17	500	500,872
4.45%, 03/15/21	225	247,955
7.00%, 06/15/38	250	343,009
8.88%, 01/15/19	200	254,492
Series B
2.75%, 09/15/22 (Call 06/15/22)[a]	260	255,472
Series C
4.90%, 08/01/41 (Call 02/01/41)[a]	250	273,171
5.15%, 07/15/15	57	59,232
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	100	104,925
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	450	487,354
4.25%, 12/15/41 (Call 06/15/41)	360	374,164
6.05%, 04/15/38	182	237,379
Duke Energy Corp.
1.63%, 08/15/17	250	252,348
2.15%, 11/15/16	330	339,418
3.05%, 08/15/22 (Call 05/15/22)	300	301,126
3.55%, 09/15/21 (Call 06/15/21)	200	209,910
3.75%, 04/15/24 (Call 01/15/24)	275	285,687
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	650	633,703
5.65%, 04/01/40[a]	200	250,723
6.40%, 06/15/38	97	131,070
Duke Energy Indiana Inc.
6.35%, 08/15/38	200	267,911
Duke Energy Progress Inc.
5.30%, 01/15/19	200	227,498
Edison International
3.75%, 09/15/17	200	212,520
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	300	319,743

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Entergy Texas Inc.
7.13%, 02/01/19	$350	$421,025
Exelon Generation Co. LLC
5.20%, 10/01/19	200	223,601
5.60%, 06/15/42 (Call 12/15/41)[a]	305	336,489
6.25%, 10/01/39	500	592,063
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	350	386,582
6.80%, 08/15/39	352	384,378
Florida Power & Light Co.
5.25%, 02/01/41 (Call 08/01/40)	250	297,916
5.95%, 02/01/38	350	451,303
5.96%, 04/01/39	235	304,076
Georgia Power Co.
4.30%, 03/15/42	245	251,451
5.40%, 06/01/40	150	177,655
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	55,285
Hydro-Quebec
1.38%, 06/19/17	600	605,308
2.00%, 06/30/16	180	184,642
8.05%, 07/07/24	435	607,292
Iberdrola International BV
6.75%, 07/15/36	200	250,905
Indiana Michigan Power Co.
7.00%, 03/15/19	200	241,062
Integrys Energy Group Inc.
4.17%, 11/01/20	100	107,007
Interstate Power & Light Co.
6.25%, 07/15/39	100	132,779
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	228,765
Kentucky Utilities Co.
1.63%, 11/01/15	50	50,553
5.13%, 11/01/40 (Call 05/01/40)	110	129,761
LG&E and KU Energy LLC
2.13%, 11/15/15	200	203,000
4.38%, 10/01/21 (Call 07/01/21)	150	162,512
Nevada Power Co.
6.65%, 04/01/36	250	339,458
7.13%, 03/15/19	314	383,649
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	300	301,126

Security	Principal (000s)	Value

4.50%, 06/01/21 (Call 03/01/21)	$475	$519,277
6.00%, 03/01/19[a]	150	173,461
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	400	433,867
5.80%, 02/01/42 (Call 08/01/41)	350	406,736
6.40%, 03/15/18	290	333,387
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	241,700
5.50%, 03/15/40	125	153,705
Oglethorpe Power Corp.
5.25%, 09/01/50	200	222,810
5.38%, 11/01/40	245	280,692
Ohio Power Co. Series M
5.38%, 10/01/21[a]	185	216,769
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)[a]	100	107,975
5.25%, 05/15/41 (Call 11/15/40)	155	182,658
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	150	176,979
7.00%, 09/01/22	170	218,112
7.50%, 09/01/38	380	549,243
Pacific Gas & Electric Co.
3.40%, 08/15/24 (Call 05/15/24)	140	141,096
3.75%, 02/15/24 (Call 11/15/23)	325	336,658
4.75%, 02/15/44 (Call 08/15/43)	250	269,883
5.40%, 01/15/40	255	298,982
6.05%, 03/01/34	100	124,942
6.25%, 03/01/39	550	711,588
8.25%, 10/15/18	350	432,692
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	500	509,891
3.85%, 06/15/21 (Call 03/15/21)	260	280,803
6.00%, 01/15/39	250	322,353
Portland General Electric Co.
6.10%, 04/15/19	200	234,101
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	208,099
PPL Capital Funding Inc.
5.00%, 03/15/44 (Call 09/15/43)[a]	250	274,506
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	153,759
5.20%, 07/15/41 (Call 01/15/41)	275	325,014

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	$600	$659,151
7.75%, 03/01/31	225	320,441
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	100	105,600
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	750	721,785
4.75%, 08/15/41 (Call 02/15/41)	50	55,921
Public Service Co. of Oklahoma
4.40%, 02/01/21	200	220,583
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	750	718,468
5.50%, 03/01/40	260	319,660
Series D
5.70%, 12/01/36	250	314,406
Puget Sound Energy Inc.
5.76%, 10/01/39	250	316,875
5.76%, 07/15/40	250	316,939
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	205,505
3.95%, 11/15/41	300	299,550
6.00%, 06/01/39	200	261,379
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	200	208,829
4.75%, 05/15/21 (Call 02/15/21)	400	434,799
South Carolina Electric & Gas Co.
6.05%, 01/15/38	125	159,019
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	200	215,839
5.50%, 08/15/18	300	342,323
5.50%, 03/15/40	350	431,656
5.75%, 04/01/35	260	326,405
6.00%, 01/15/34	62	79,497
Southern Co. (The)
1.95%, 09/01/16	325	332,263
2.38%, 09/15/15	200	203,627
Southern Power Co.
5.15%, 09/15/41	100	111,810
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	400	414,818
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	500	488,421
TECO Finance Inc.
6.57%, 11/01/17	135	154,604

Security	Principal (000s)	Value

TransAlta Corp.
1.90%, 06/03/17	$500	$500,931
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	125	140,545
UIL Holdings Corp.
4.63%, 10/01/20	100	107,135
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)[a]	100	103,683
6.70%, 02/01/19[a]	460	549,880
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	400	406,564
5.40%, 04/30/18	211	238,134
8.88%, 11/15/38	205	343,919
Series A
6.00%, 05/15/37	175	225,688
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	50	50,953
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)[a]	200	205,020
4.25%, 12/15/19	450	494,166
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	600	664,975
6.50%, 07/01/36[a]	275	365,814

		45,905,231
ELECTRICAL COMPONENTS & EQUIPMENT — 0.09%
Emerson Electric Co.
4.25%, 11/15/20[a]	250	273,647
5.00%, 04/15/19	175	198,731
Energizer Holdings Inc.
4.70%, 05/24/22	250	260,759

		733,137
ELECTRONICS — 0.61%
Agilent Technologies Inc.
5.00%, 07/15/20	452	496,505
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	300	308,953
Avnet Inc.
4.88%, 12/01/22	302	323,348
Honeywell International Inc.
4.25%, 03/01/21[a]	212	235,134
5.00%, 02/15/19[a]	130	146,429
5.30%, 03/01/18	132	148,754
5.70%, 03/15/37[a]	280	348,397

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Jabil Circuit Inc.
4.70%, 09/15/22[a]	$312	$314,340
Koninklijke Philips NV
3.75%, 03/15/22	200	210,808
5.00%, 03/15/42	250	279,002
5.75%, 03/11/18	312	354,289
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	54,128
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	312	319,404
3.20%, 03/01/16	312	322,948
4.15%, 02/01/24 (Call 11/01/23)	500	526,696
4.50%, 03/01/21	400	441,524

		4,830,659
ENGINEERING & CONSTRUCTION — 0.10%
ABB Finance (USA) Inc.
1.63%, 05/08/17	40	40,363
2.88%, 05/08/22	500	501,008
Fluor Corp.
3.38%, 09/15/21	250	260,827

		802,198
ENTERTAINMENT — 0.02%
International Game Technology
7.50%, 06/15/19	150	171,821

		171,821
ENVIRONMENTAL CONTROL — 0.24%
Republic Services Inc.
3.80%, 05/15/18	350	374,073
4.75%, 05/15/23 (Call 02/15/23)	400	446,386
6.20%, 03/01/40	192	242,969
Waste Management Inc.
2.60%, 09/01/16	100	103,158
6.10%, 03/15/18	82	94,128
6.13%, 11/30/39	300	383,328
7.00%, 07/15/28	114	152,673
7.38%, 03/11/19	92	111,880

		1,908,595
FOOD — 1.46%
Campbell Soup Co.
3.05%, 07/15/17	500	519,838
ConAgra Foods Inc.
1.30%, 01/25/16	212	213,321
3.20%, 01/25/23 (Call 10/25/22)	220	216,878

Security	Principal (000s)	Value

3.25%, 09/15/22	$650	$647,476
4.95%, 08/15/20	100	110,736
7.00%, 04/15/19	300	357,278
Delhaize Brothers and Co. “The Lion”(Delhaize Group)
4.13%, 04/10/19	250	265,004
6.50%, 06/15/17	300	337,476
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	700	718,923
5.65%, 02/15/19	137	157,711
Hershey Co. (The)
1.50%, 11/01/16	112	113,267
4.13%, 12/01/20	100	110,017
Ingredion Inc.
4.63%, 11/01/20	150	162,310
Kellogg Co.
1.75%, 05/17/17	200	202,228
1.88%, 11/17/16	160	162,979
4.00%, 12/15/20	330	350,337
Series B
7.45%, 04/01/31	222	293,944
Kraft Foods Group Inc.
2.25%, 06/05/17	870	890,666
3.50%, 06/06/22	600	617,462
6.88%, 01/26/39	232	307,301
Kroger Co. (The)
2.20%, 01/15/17	350	357,911
3.40%, 04/15/22 (Call 01/15/22)	350	356,983
5.40%, 07/15/40 (Call 01/15/40)	230	260,405
7.50%, 04/01/31	225	300,779
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	30	32,198
Mondelez International Inc.
4.13%, 02/09/16	292	305,642
5.38%, 02/10/20	500	569,985
6.13%, 02/01/18	172	196,297
6.13%, 08/23/18	200	230,817
6.50%, 02/09/40	250	326,250
Safeway Inc.
3.95%, 08/15/20	400	404,000
Sysco Corp.
6.63%, 03/17/39	100	137,324
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)[a]	192	206,929
4.88%, 08/15/34 (Call 02/15/34)	30	31,854

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Unilever Capital Corp.
2.75%, 02/10/16[a]	$550	$567,181
4.25%, 02/10/21	200	221,635
5.90%, 11/15/32	167	223,894

		11,485,236
FOREST PRODUCTS & PAPER — 0.30%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	112	115,640
7.25%, 07/29/19	100	118,204
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	152	156,855
6.25%, 09/01/42	160	176,339
Georgia-Pacific LLC
7.75%, 11/15/29	250	351,930
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	150	165,415
4.80%, 06/15/44 (Call 12/15/43)[a]	150	154,819
6.00%, 11/15/41 (Call 05/15/41)	50	59,579
7.50%, 08/15/21	450	573,175
7.95%, 06/15/18	179	216,795
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	250	241,020

		2,329,771
GAS — 0.31%
AGL Capital Corp.
5.25%, 08/15/19	200	223,706
5.88%, 03/15/41 (Call 09/15/40)	200	250,563
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)[a]	202	206,412
5.50%, 06/15/41 (Call 12/15/40)	100	121,862
8.50%, 03/15/19	132	167,736
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	247,750
4.90%, 12/01/21 (Call 09/01/21)	120	129,612
National Grid PLC
6.30%, 08/01/16	400	438,767
Questar Corp.
2.75%, 02/01/16	50	50,717
Sempra Energy
2.30%, 04/01/17	226	231,548
6.00%, 10/15/39	230	290,984
9.80%, 02/15/19	40	52,655

		2,412,312

Security	Principal (000s)	Value

HAND & MACHINE TOOLS — 0.10%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	$302	$302,718
Stanley Black & Decker Inc.
2.90%, 11/01/22	400	394,392
3.40%, 12/01/21 (Call 09/01/21)	122	126,424

		823,534
HEALTH CARE – PRODUCTS — 0.97%
Baxter International Inc.
1.85%, 01/15/17	300	305,323
3.20%, 06/15/23 (Call 03/15/23)	750	753,048
5.38%, 06/01/18	350	391,524
Becton, Dickinson and Co.
3.25%, 11/12/20	400	416,190
Boston Scientific Corp.
6.00%, 01/15/20	550	636,615
CareFusion Corp.
3.88%, 05/15/24 (Call 02/15/24)	80	81,266
Covidien International Finance SA
6.00%, 10/15/17	550	622,863
6.55%, 10/15/37	170	227,845
CR Bard Inc.
1.38%, 01/15/18	300	297,600
2.88%, 01/15/16	100	103,075
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	168,043
6.00%, 03/01/20	252	293,546
Medtronic Inc.
1.38%, 04/01/18	550	545,903
4.45%, 03/15/20	300	333,039
4.63%, 03/15/44 (Call 09/15/43)	300	322,389
5.55%, 03/15/40	140	168,963
5.60%, 03/15/19	250	285,715
St. Jude Medical Inc.
2.50%, 01/15/16	100	102,494
4.75%, 04/15/43 (Call 10/15/42)	352	368,322
Stryker Corp.
1.30%, 04/01/18	112	110,758
2.00%, 09/30/16	300	307,469
4.38%, 05/15/44 (Call 11/15/43)	250	252,718
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	500	509,684

		7,604,392

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

HEALTH CARE – SERVICES — 1.12%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	$164	$166,023
2.75%, 11/15/22 (Call 08/15/22)	600	585,500
3.95%, 09/01/20	100	108,383
4.13%, 06/01/21 (Call 03/01/21)	130	141,014
4.13%, 11/15/42 (Call 05/15/42)	150	146,716
6.63%, 06/15/36	142	187,927
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)[a]	150	162,872
4.50%, 03/15/21 (Call 12/15/20)	212	232,715
5.13%, 06/15/20	237	267,335
5.38%, 02/15/42 (Call 08/15/41)	180	208,837
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	174,132
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	212	209,482
6.45%, 06/01/16	210	229,527
7.20%, 06/15/18[a]	252	298,364
Laboratory Corp. of America Holdings
3.13%, 05/15/16	105	108,399
3.75%, 08/23/22 (Call 05/23/22)	250	255,648
Quest Diagnostics Inc.
4.70%, 04/01/21	200	216,747
5.45%, 11/01/15	105	110,378
6.95%, 07/01/37	250	312,779
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	600	585,999
2.88%, 03/15/23[a]	500	492,526
4.63%, 11/15/41 (Call 05/15/41)	200	211,606
4.70%, 02/15/21 (Call 11/15/20)	350	391,979
5.38%, 03/15/16	250	268,093
5.80%, 03/15/36	99	122,778
6.00%, 02/15/18	98	111,730
6.88%, 02/15/38	250	342,733
WellPoint Inc.
1.88%, 01/15/18	222	223,269
3.50%, 08/15/24 (Call 05/15/24)	100	100,449
3.70%, 08/15/21 (Call 05/15/21)	282	294,172
4.35%, 08/15/20	200	217,815
4.63%, 05/15/42	500	515,541
5.25%, 01/15/16	330	351,757
6.38%, 06/15/37	330	417,115

		8,770,340

Security	Principal (000s)	Value

HOLDING COMPANIES – DIVERSIFIED — 0.03%
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	$250	$264,693

		264,693
HOME BUILDERS — 0.04%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	100	102,000
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	200	204,650

		306,650
HOME FURNISHINGS — 0.01%
Whirlpool Corp.
4.85%, 06/15/21[a]	105	115,928

		115,928
HOUSEHOLD PRODUCTS & WARES — 0.24%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	202	198,349
Church & Dwight Co. Inc.
3.35%, 12/15/15	50	51,585
Clorox Co. (The)
3.80%, 11/15/21	450	474,493
Kimberly-Clark Corp.
1.90%, 05/22/19	190	189,149
2.40%, 06/01/23	350	334,843
6.13%, 08/01/17	200	227,467
6.63%, 08/01/37	150	207,068
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	200	213,518

		1,896,472
HOUSEWARES — 0.03%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	112	116,850
4.70%, 08/15/20	100	108,076

		224,926
INSURANCE — 3.25%
ACE INA Holdings Inc.
2.60%, 11/23/15	320	327,335
3.35%, 05/15/24	500	507,654
5.90%, 06/15/19	200	232,765
Aflac Inc.
6.45%, 08/15/40	150	193,728
8.50%, 05/15/19	450	573,972

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Alleghany Corp.
4.95%, 06/27/22	$150	$165,354
5.63%, 09/15/20[a]	100	112,870
Allstate Corp. (The)
5.55%, 05/09/35	454	546,704
7.45%, 05/16/19	112	138,047
American International Group Inc.
4.88%, 06/01/22	500	559,050
5.05%, 10/01/15	300	313,753
5.85%, 01/16/18	186	210,754
6.25%, 03/15/87	700	792,750
6.40%, 12/15/20	322	386,559
8.18%, 05/15/68 (Call 05/15/38)[c]	450	618,750
8.25%, 08/15/18	300	369,424
Aon PLC
5.00%, 09/30/20	130	145,734
6.25%, 09/30/40	345	440,330
Arch Capital Group US Inc.
5.14%, 11/01/43	150	165,627
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[a]	100	115,095
AXA SA
8.60%, 12/15/30	350	469,000
Axis Specialty Finance LLC
5.88%, 06/01/20	250	286,840
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42	400	411,093
5.40%, 05/15/18[a]	290	328,150
5.75%, 01/15/40	130	160,118
Berkshire Hathaway Inc.
1.55%, 02/09/18	350	350,354
1.90%, 01/31/17	380	387,861
4.50%, 02/11/43[a]	350	368,600
Chubb Corp. (The)
5.75%, 05/15/18	325	369,687
6.50%, 05/15/38	250	341,400
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	500	515,321
5.88%, 08/15/20	82	95,013
Fidelity National Financial Inc.
5.50%, 09/01/22	250	276,084
Genworth Holdings Inc.
6.52%, 05/22/18	132	149,878
7.63%, 09/24/21	400	492,176

Security	Principal (000s)	Value

Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	$200	$233,213
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	350	399,425
6.63%, 03/30/40	192	253,656
Infinity Property & Casualty Corp.
5.00%, 09/19/22	250	265,373
Kemper Corp.
6.00%, 11/30/15	100	105,831
Lincoln National Corp.
4.20%, 03/15/22[a]	262	280,962
4.85%, 06/24/21	50	55,839
7.00%, 06/15/40	130	181,073
8.75%, 07/01/19	255	327,529
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	500	479,942
Manulife Financial Corp.
4.90%, 09/17/20[a]	250	275,067
Markel Corp.
5.35%, 06/01/21	300	337,984
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	200	223,190
5.75%, 09/15/15	173	181,982
MetLife Inc.
3.05%, 12/15/22	240	239,901
4.75%, 02/08/21	350	393,327
5.88%, 02/06/41	200	251,346
6.40%, 12/15/66 (Call 12/15/31)	265	299,450
6.75%, 06/01/16	150	165,085
7.72%, 02/15/19	625	772,382
Series D
4.37%, 09/15/23	750	813,490
Principal Financial Group Inc.
1.85%, 11/15/17	112	112,068
3.13%, 05/15/23	202	197,909
3.30%, 09/15/22	252	252,967
6.05%, 10/15/36	132	163,910
Progressive Corp. (The)
3.75%, 08/23/21	400	427,986
6.70%, 06/15/67 (Call 06/15/17)[c]	40	44,000
Protective Life Corp.
8.45%, 10/15/39	130	196,797

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Prudential Financial Inc.
3.00%, 05/12/16	$55	$56,921
5.10%, 08/15/43	250	275,054
5.63%, 06/15/43 (Call 06/15/23)[c]	450	480,375
5.70%, 12/14/36	285	338,221
5.88%, 09/15/42 (Call 09/15/22)[c]	250	268,750
7.38%, 06/15/19	250	306,323
8.88%, 06/15/68 (Call 06/15/18)[c]	500	605,000
Series D
4.75%, 09/17/15	200	208,583
6.00%, 12/01/17	250	283,587
6.63%, 12/01/37	55	71,940
Reinsurance Group of America Inc.
5.00%, 06/01/21	400	443,501
Torchmark Corp.
9.25%, 06/15/19	125	160,763
Transatlantic Holdings Inc.
8.00%, 11/30/39	125	177,763
Travelers Companies Inc. (The)
5.80%, 05/15/18	285	326,015
5.90%, 06/02/19	300	350,269
6.25%, 06/15/37	250	325,610
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	195,651
Unum Group
7.13%, 09/30/16	175	196,352
Voya Financial Inc.
5.50%, 07/15/22	250	286,443
WR Berkley Corp.
4.63%, 03/15/22	55	59,199
5.38%, 09/15/20	200	223,484
XL Group PLC
1.00%, 12/31/49 (Call 04/15/17)[c]	25	24,188
XLIT Ltd.
5.75%, 10/01/21	62	72,610

		25,586,116
INTERNET — 0.46%
Amazon.com Inc.
0.65%, 11/27/15	112	112,026
1.20%, 11/29/17	250	248,103
2.50%, 11/29/22 (Call 08/29/22)	250	239,591
Baidu Inc.
3.50%, 11/28/22[a]	400	395,880

Security	Principal (000s)	Value

eBay Inc.
1.35%, 07/15/17	$282	$282,713
1.63%, 10/15/15	140	141,806
2.60%, 07/15/22 (Call 04/15/22)[a]	550	532,587
3.25%, 10/15/20 (Call 07/15/20)	100	103,798
4.00%, 07/15/42 (Call 01/15/42)	100	91,968
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	100	101,217
5.95%, 08/15/20	252	285,705
Google Inc.
2.13%, 05/19/16	300	308,003
3.63%, 05/19/21	200	215,041
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	250	255,709
4.20%, 09/15/20	302	314,758

		3,628,905
IRON & STEEL — 0.40%
Allegheny Technologies Inc.
9.38%, 06/01/19	150	184,405
Cliffs Natural Resources Inc.
4.80%, 10/01/20[a]	75	71,156
4.88%, 04/01/21 (Call 01/01/21)[a]	103	98,108
Nucor Corp.
5.75%, 12/01/17	329	371,727
6.40%, 12/01/37	250	310,567
Vale Overseas Ltd.
4.63%, 09/15/20[a]	250	267,440
6.25%, 01/23/17	289	321,307
6.88%, 11/21/36	876	1,035,761
Vale SA
5.63%, 09/11/42	500	521,420

		3,181,891
LODGING — 0.14%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	175	172,744
5.38%, 08/15/21 (Call 05/15/21)	132	149,417
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)[a]	200	205,891
3.25%, 09/15/22 (Call 06/15/22)	202	202,068
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	200	206,473
4.25%, 03/01/22 (Call 12/01/21)	150	155,256

		1,091,849

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

MACHINERY — 0.87%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	$500	$500,435
2.05%, 08/01/16	210	215,302
3.30%, 06/09/24	750	757,783
7.15%, 02/15/19	250	304,744
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	140	143,126
4.30%, 05/15/44 (Call 11/15/43)	170	176,671
5.20%, 05/27/41	400	467,521
5.70%, 08/15/16	290	317,510
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	200	226,724
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	176	173,490
4.38%, 10/16/19	200	221,281
5.38%, 10/16/29	230	274,744
John Deere Capital Corp.
1.30%, 03/12/18	250	247,694
1.85%, 09/15/16	200	204,357
2.25%, 06/07/16	200	205,536
2.75%, 03/15/22	850	850,266
3.15%, 10/15/21	170	175,422
3.35%, 06/12/24	240	244,507
Joy Global Inc.
5.13%, 10/15/21[a]	252	276,853
Rockwell Automation Inc.
6.70%, 01/15/28	125	162,795
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	400	393,146
Xylem Inc.
3.55%, 09/20/16	260	272,779

		6,812,686
MANUFACTURING — 0.87%
3M Co.
1.38%, 09/29/16	150	152,175
5.70%, 03/15/37	250	318,878
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	202	204,144
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	50	53,197
Danaher Corp.
2.30%, 06/23/16	50	51,372

Security	Principal (000s)	Value

3.90%, 06/23/21 (Call 03/23/21)	$210	$227,619
5.40%, 03/01/19	252	286,028
Dover Corp.
5.38%, 10/15/35	85	101,709
5.38%, 03/01/41 (Call 12/01/40)[a]	202	242,120
5.45%, 03/15/18	100	112,754
Eaton Corp.
1.50%, 11/02/17	250	250,076
4.00%, 11/02/32	552	564,269
5.60%, 05/15/18	212	240,180
General Electric Co.
0.85%, 10/09/15	180	180,592
2.70%, 10/09/22	630	621,608
4.13%, 10/09/42	750	768,430
5.25%, 12/06/17	293	328,063
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	104,826
3.50%, 03/01/24 (Call 12/01/23)	250	259,111
4.88%, 09/15/41 (Call 03/15/41)	100	110,928
6.25%, 04/01/19	112	132,424
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	236,737
Parker Hannifin Corp. Series A
6.25%, 05/15/38	100	133,153
Pentair Finance SA
2.65%, 12/01/19	182	182,355
3.15%, 09/15/22 (Call 06/15/22)	202	198,958
Pentair PLC
5.00%, 05/15/21 (Call 02/15/21)	50	55,535
Textron Inc.
4.63%, 09/21/16	100	106,236
5.95%, 09/21/21 (Call 06/21/21)	200	232,535
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	85	86,011
3.50%, 02/03/22 (Call 11/03/21)	150	153,879
6.55%, 10/01/17	127	145,713

		6,841,615
MEDIA — 3.23%
21st Century Fox America Inc.
4.50%, 02/15/21	400	436,805
6.15%, 02/15/41	550	676,872
6.65%, 11/15/37	426	545,503
6.90%, 08/15/39	375	495,539

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

CBS Corp.
1.95%, 07/01/17	$302	$306,343
3.38%, 03/01/22 (Call 12/01/21)	500	507,083
5.75%, 04/15/20	182	209,340
7.88%, 07/30/30	170	228,185
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	200	290,083
Comcast Corp.
4.25%, 01/15/33	500	518,199
4.65%, 07/15/42	350	373,987
4.75%, 03/01/44[a]	625	680,733
5.15%, 03/01/20	400	457,479
5.70%, 07/01/19	242	282,082
5.90%, 03/15/16	300	323,975
6.45%, 03/15/37	225	294,419
6.95%, 08/15/37	365	505,304
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	250	250,246
3.50%, 03/01/16	300	311,819
3.80%, 03/15/22	300	313,499
5.00%, 03/01/21	350	390,726
5.15%, 03/15/42[a]	500	538,692
5.20%, 03/15/20	252	284,628
5.88%, 10/01/19	100	116,120
6.00%, 08/15/40 (Call 05/15/40)	90	106,917
6.38%, 03/01/41	200	248,744
Discovery Communications LLC
4.38%, 06/15/21	700	762,498
5.05%, 06/01/20	300	335,107
6.35%, 06/01/40[a]	112	136,946
Grupo Televisa SAB de CV CPO
6.63%, 03/18/25[a]	550	673,481
NBCUniversal Media LLC
2.88%, 04/01/16	250	258,542
4.38%, 04/01/21	162	178,414
5.15%, 04/30/20	350	400,685
5.95%, 04/01/41	200	250,903
6.40%, 04/30/40	400	529,853
Scripps Networks Interactive Inc.
2.70%, 12/15/16	200	207,161
TCI Communications Inc.
7.13%, 02/15/28	500	666,613

Security	Principal (000s)	Value

Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	$200	$210,833
5.65%, 11/23/43 (Call 05/23/43)	250	285,104
6.50%, 07/15/18	192	223,491
Time Warner Cable Inc.
5.00%, 02/01/20	550	616,884
5.50%, 09/01/41 (Call 03/01/41)	602	691,699
5.85%, 05/01/17	400	446,870
6.55%, 05/01/37	263	334,317
6.75%, 07/01/18	250	294,111
6.75%, 06/15/39	400	522,182
7.30%, 07/01/38	350	480,300
8.25%, 04/01/19	280	352,076
Time Warner Inc.
3.40%, 06/15/22	550	557,692
4.65%, 06/01/44 (Call 12/01/43)[a]	500	504,061
4.75%, 03/29/21	210	233,172
4.88%, 03/15/20	140	156,104
5.88%, 11/15/16	330	364,152
6.10%, 07/15/40	450	537,721
6.25%, 03/29/41	58	70,564
7.63%, 04/15/31	650	897,274
7.70%, 05/01/32	197	275,982
Viacom Inc.
3.50%, 04/01/17	130	137,071
3.88%, 12/15/21[a]	600	630,297
4.50%, 03/01/21	200	218,273
5.85%, 09/01/43 (Call 03/01/43)	332	383,622
6.88%, 04/30/36	212	269,862
Walt Disney Co. (The)
1.10%, 12/01/17[a]	434	430,970
1.13%, 02/15/17	142	142,498
2.35%, 12/01/22	200	194,774
3.70%, 12/01/42	400	382,474
4.38%, 08/16/41	150	159,001
5.50%, 03/15/19	130	149,833
7.00%, 03/01/32	85	119,554

		25,366,343
METAL FABRICATE & HARDWARE — 0.07%
Precision Castparts Corp.
1.25%, 01/15/18	192	190,367
2.50%, 01/15/23 (Call 10/15/22)	100	96,499
3.90%, 01/15/43 (Call 07/15/42)	250	246,241

		533,107

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

MINING — 1.45%
Barrick Gold Corp.
3.85%, 04/01/22	$300	$304,030
6.95%, 04/01/19	212	252,917
Barrick North America Finance LLC
4.40%, 05/30/21	450	477,040
5.70%, 05/30/41[a]	600	633,272
BHP Billiton Finance (USA) Ltd.
2.88%, 02/24/22[a]	600	604,420
5.00%, 09/30/43	500	571,490
6.50%, 04/01/19	355	425,147
Freeport-McMoRan Inc.
2.15%, 03/01/17	180	183,172
2.38%, 03/15/18	202	204,716
3.10%, 03/15/20	750	759,555
3.55%, 03/01/22 (Call 12/01/21)	380	382,060
5.45%, 03/15/43 (Call 09/15/42)	530	573,421
Glencore Canada Corp.
5.50%, 06/15/17	250	274,469
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	210	218,257
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	230	225,285
4.88%, 03/15/42 (Call 09/15/41)	202	187,462
5.13%, 10/01/19[a]	130	144,293
6.25%, 10/01/39	402	434,182
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	250	256,843
3.75%, 09/20/21	450	478,212
5.20%, 11/02/40	280	313,246
6.50%, 07/15/18	255	299,423
9.00%, 05/01/19[a]	182	237,069
Rio Tinto Finance (USA) PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	850	841,602
4.13%, 08/21/42 (Call 02/21/42)	200	195,009
4.75%, 03/22/42 (Call 09/22/41)	130	138,676
Southern Copper Corp.
7.50%, 07/27/35	550	676,285
Teck Resources Ltd.
3.00%, 03/01/19	152	154,958
3.85%, 08/15/17	50	52,967
4.75%, 01/15/22 (Call 10/15/21)	164	173,482
5.40%, 02/01/43 (Call 08/01/42)	500	505,119

Security	Principal (000s)	Value

6.13%, 10/01/35[a]	$212	$230,388

		11,408,467
MULTI-NATIONAL — 0.01%
Inter-American Development Bank
4.38%, 01/24/44	100	115,399

		115,399
OFFICE & BUSINESS EQUIPMENT — 0.18%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[a]	725	752,740
Xerox Corp.
2.95%, 03/15/17	200	207,858
4.50%, 05/15/21	150	162,949
6.35%, 05/15/18	130	149,896
6.75%, 12/15/39	130	160,731

		1,434,174
OIL & GAS — 7.05%
Anadarko Petroleum Corp.
5.95%, 09/15/16	310	340,487
6.20%, 03/15/40	500	631,932
6.38%, 09/15/17	340	387,748
6.45%, 09/15/36	299	383,981
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	250	240,845
3.25%, 04/15/22 (Call 01/15/22)	750	765,048
4.25%, 01/15/44 (Call 07/15/43)[a]	150	149,282
5.10%, 09/01/40 (Call 03/01/40)	70	77,480
5.63%, 01/15/17	90	99,263
6.00%, 01/15/37	250	306,202
BP Capital Markets PLC
1.38%, 05/10/18[a]	1,000	989,489
1.85%, 05/05/17	350	356,124
2.50%, 11/06/22	250	241,070
3.13%, 10/01/15	375	385,410
3.20%, 03/11/16	100	103,962
3.56%, 11/01/21	500	525,028
3.99%, 09/26/23[a]	250	266,422
4.50%, 10/01/20	300	331,171
4.74%, 03/11/21	100	112,558
4.75%, 03/10/19	250	279,031
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	450	467,061
5.70%, 05/15/17	150	166,935
6.25%, 03/15/38[a]	171	217,120

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

6.50%, 02/15/37	$175	$225,348
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	250	252,829
5.70%, 10/15/19	150	173,567
6.75%, 11/15/39	200	264,522
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	1,000	992,806
1.72%, 06/24/18 (Call 05/24/18)	400	403,157
2.36%, 12/05/22 (Call 09/05/22)	850	828,691
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23[a]	250	237,532
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	400	400,008
4.25%, 04/30/24	400	415,897
ConocoPhillips
5.75%, 02/01/19	400	463,658
6.00%, 01/15/20	500	593,819
6.50%, 02/01/39	325	440,976
6.95%, 04/15/29	678	933,934
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	750	730,904
Continental Resources Inc.
4.50%, 04/15/23 (Call 01/15/23)	350	377,444
4.90%, 06/01/44 (Call 12/01/43)[e]	225	237,316
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	250	267,313
4.75%, 05/15/42 (Call 11/15/41)	250	265,068
5.60%, 07/15/41 (Call 01/15/41)	100	117,762
6.30%, 01/15/19	280	327,347
7.95%, 04/15/32	220	316,806
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	250	290,291
Ecopetrol SA
5.88%, 05/28/45[a]	500	535,000
7.63%, 07/23/19[a]	500	607,500
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	450	478,297
5.90%, 12/01/17	160	180,992
6.50%, 02/01/38	372	480,358
Ensco PLC
3.25%, 03/15/16	100	103,550
4.70%, 03/15/21	232	252,593

Security	Principal (000s)	Value

EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	$462	$449,533
4.10%, 02/01/21	100	109,025
5.63%, 06/01/19	180	207,658
5.88%, 09/15/17	150	169,375
EQT Corp.
4.88%, 11/15/21	202	221,495
8.13%, 06/01/19	250	310,071
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	145	146,710
6.00%, 01/15/40	250	306,427
7.13%, 03/15/33	137	185,062
8.13%, 02/15/19	162	201,590
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	130	136,836
4.00%, 04/15/24 (Call 01/15/24)[a]	400	417,639
6.80%, 09/15/37	100	134,022
7.25%, 12/15/19	205	252,726
Marathon Oil Corp.
5.90%, 03/15/18	450	511,989
6.00%, 10/01/17	250	283,527
6.60%, 10/01/37	200	261,676
Marathon Petroleum Corp.
3.50%, 03/01/16	50	51,939
5.13%, 03/01/21	54	61,156
6.50%, 03/01/41 (Call 09/01/40)	300	377,978
Murphy Oil Corp.
2.50%, 12/01/17	250	254,464
3.70%, 12/01/22 (Call 09/01/22)	240	237,545
Nabors Industries Inc.
4.63%, 09/15/21	350	382,469
6.15%, 02/15/18	300	341,155
Nexen Energy ULC
5.88%, 03/10/35	250	292,823
6.20%, 07/30/19	150	176,500
6.40%, 05/15/37	171	213,268
7.50%, 07/30/39	192	271,185
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	92	98,697
6.00%, 03/01/41 (Call 09/01/40)	200	242,254
8.25%, 03/01/19	250	311,190
Noble Holding International Ltd.
3.95%, 03/15/22[a]	250	257,977
4.63%, 03/01/21	30	32,390

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.90%, 08/01/20[a]	$250	$275,007
6.20%, 08/01/40	200	231,152
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	300	299,199
1.75%, 02/15/17	352	357,871
2.70%, 02/15/23 (Call 11/15/22)	502	490,996
3.13%, 02/15/22 (Call 11/15/21)	42	42,816
Petro-Canada
6.80%, 05/15/38	230	308,702
9.25%, 10/15/21	225	311,152
Petrobras Global Finance BV
2.00%, 05/20/16	500	500,406
4.38%, 05/20/23[a]	250	247,480
7.25%, 03/17/44[a]	650	769,046
Petrobras International Finance Co.
3.50%, 02/06/17	450	462,366
3.88%, 01/27/16	602	618,227
5.38%, 01/27/21	400	421,655
5.75%, 01/20/20[a]	250	269,247
5.88%, 03/01/18[a]	534	580,582
6.75%, 01/27/41[a]	750	830,546
6.88%, 01/20/40	250	280,469
7.88%, 03/15/19	400	466,000
Petroleos Mexicanos
3.50%, 01/30/23	650	643,500
4.88%, 01/24/22	600	651,000
5.50%, 01/21/21	840	942,900
5.75%, 03/01/18	450	500,625
6.38%, 01/23/45[e]	500	595,000
6.50%, 06/02/41	900	1,091,250
6.63%, 06/15/35[a]	320	391,200
8.00%, 05/03/19	200	247,100
Phillips 66
2.95%, 05/01/17	534	557,301
5.88%, 05/01/42	423	518,436
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	250	261,813
Plains Exploration & Production Co.
6.75%, 02/01/22 (Call 02/01/17)	162	183,263
Pride International Inc.
6.88%, 08/15/20	500	601,326
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	240	257,583
5.00%, 09/01/17	100	108,754

Security	Principal (000s)	Value

Shell International Finance BV
0.63%, 12/04/15	$200	$200,010
2.00%, 11/15/18	225	228,280
2.25%, 01/06/23	750	717,023
2.38%, 08/21/22	255	248,280
3.25%, 09/22/15	125	128,797
4.30%, 09/22/19	200	221,621
4.38%, 03/25/20	250	278,622
5.50%, 03/25/40	450	555,047
6.38%, 12/15/38	200	271,871
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	250	264,609
Statoil ASA
3.13%, 08/17/17	850	896,185
3.15%, 01/23/22	600	619,392
4.80%, 11/08/43	250	282,438
5.10%, 08/17/40	500	579,530
5.25%, 04/15/19	120	137,022
Suncor Energy Inc.
6.10%, 06/01/18	187	215,662
6.50%, 06/15/38	400	519,644
6.85%, 06/01/39	130	176,299
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)[a]	200	206,734
7.75%, 06/01/19	500	615,853
Total Capital Canada Ltd.
2.75%, 07/15/23	400	392,398
Total Capital International SA
1.50%, 02/17/17	362	366,124
1.55%, 06/28/17[a]	300	303,074
2.70%, 01/25/23	600	589,110
3.75%, 04/10/24	250	262,439
Total Capital SA
4.13%, 01/28/21	125	136,838
4.45%, 06/24/20	200	222,583
Transocean Inc.
4.95%, 11/15/15	200	209,265
6.00%, 03/15/18[a]	246	273,049
6.50%, 11/15/20	100	113,203
6.80%, 03/15/38	125	135,380
7.35%, 12/15/41	85	102,149
7.50%, 04/15/31	250	289,115

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Valero Energy Corp.
6.13%, 02/01/20	$250	$293,291
6.63%, 06/15/37	304	383,855
7.50%, 04/15/32	185	247,160
XTO Energy Inc.
5.50%, 06/15/18	450	512,485

		55,435,692
OIL & GAS SERVICES — 0.61%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	350	362,954
5.13%, 09/15/40	300	344,785
7.50%, 11/15/18	40	48,794
Cameron International Corp.
3.70%, 06/15/24 (Call 03/15/24)	150	153,329
4.50%, 06/01/21 (Call 03/01/21)	500	547,537
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	252	261,623
3.50%, 08/01/23 (Call 05/01/23)	250	258,797
4.50%, 11/15/41 (Call 05/15/41)	180	189,839
6.15%, 09/15/19	150	177,958
7.45%, 09/15/39	375	549,096
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	600	582,763
3.95%, 12/01/42 (Call 06/01/42)	92	90,019
Weatherford International Inc.
6.35%, 06/15/17	171	193,164
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	130	138,860
6.50%, 08/01/36	200	241,207
6.75%, 09/15/40	300	373,483
9.63%, 03/01/19	187	242,730

		4,756,938
PACKAGING & CONTAINERS — 0.07%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	54,157
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	212	219,348
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,947
5.75%, 11/01/40 (Call 05/01/40)	232	272,761

		562,213

Security	Principal (000s)	Value

PHARMACEUTICALS — 3.27%
Abbott Laboratories
4.13%, 05/27/20	$200	$219,630
5.13%, 04/01/19	196	221,230
5.30%, 05/27/40	218	264,916
AbbVie Inc.
1.75%, 11/06/17	542	543,668
2.00%, 11/06/18	400	398,886
2.90%, 11/06/22	500	491,202
4.40%, 11/06/42	325	326,093
Actavis Inc.
1.88%, 10/01/17	50	50,216
3.25%, 10/01/22 (Call 07/01/22)	350	347,159
4.63%, 10/01/42 (Call 04/01/42)	30	29,842
6.13%, 08/15/19	400	467,191
Allergan Inc.
3.38%, 09/15/20	500	497,169
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	300	313,279
AstraZeneca PLC
4.00%, 09/18/42	210	203,154
5.90%, 09/15/17	357	404,516
6.45%, 09/15/37	475	629,349
Bristol-Myers Squibb Co.
2.00%, 08/01/22	400	375,365
5.88%, 11/15/36	376	474,007
6.13%, 05/01/38	230	298,913
Cardinal Health Inc.
1.90%, 06/15/17	202	204,696
3.20%, 06/15/22	180	180,053
4.60%, 03/15/43	250	260,207
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	100	105,327
Eli Lilly and Co.
4.65%, 06/15/44 (Call 12/15/43)	250	274,226
5.55%, 03/15/37	290	356,405
Express Scripts Holding Co.
2.65%, 02/15/17	200	206,700
3.13%, 05/15/16	250	259,344
3.50%, 06/15/24 (Call 03/15/24)	300	300,835
3.90%, 02/15/22	210	221,172
4.75%, 11/15/21	186	206,622
6.13%, 11/15/41	42	52,885

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	$500	$490,089
5.65%, 05/15/18	600	686,384
6.38%, 05/15/38	504	664,897
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	300	298,040
Johnson & Johnson
5.15%, 07/15/18	775	878,525
5.55%, 08/15/17	100	113,093
5.95%, 08/15/37	380	507,291
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	212	205,154
3.80%, 03/15/24 (Call 12/15/23)	250	256,924
4.75%, 03/01/21 (Call 12/01/20)[a]	200	222,526
5.70%, 03/01/17	171	187,540
6.00%, 03/01/41 (Call 09/01/40)	130	158,595
Mead Johnson Nutrition Co.
4.90%, 11/01/19	350	386,008
Medco Health Solutions Inc.
2.75%, 09/15/15	350	357,153
7.13%, 03/15/18	250	293,378
Merck & Co. Inc.
1.10%, 01/31/18[a]	180	177,496
1.30%, 05/18/18	350	346,232
2.80%, 05/18/23	42	41,629
5.00%, 06/30/19	392	444,730
5.85%, 06/30/39	389	496,632
6.00%, 09/15/17	150	170,698
6.55%, 09/15/37	350	475,188
Mylan Inc.
1.35%, 11/29/16	400	400,606
5.40%, 11/29/43 (Call 05/29/43)	250	276,207
Novartis Capital Corp.
2.40%, 09/21/22	200	195,038
3.40%, 05/06/24	400	411,807
4.40%, 05/06/44	500	538,294
Novartis Securities Investment Ltd.
5.13%, 02/10/19	586	664,264
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[e]	300	310,386
Pfizer Inc.
3.00%, 06/15/23[a]	800	807,060
6.20%, 03/15/19	132	155,691
7.20%, 03/15/39	900	1,297,005

Security	Principal (000s)	Value

Sanofi
1.25%, 04/10/18	$600	$593,296
2.63%, 03/29/16	250	258,013
4.00%, 03/29/21	350	381,317
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	205,653
Series 2
3.65%, 11/10/21	200	205,407
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	250	243,991
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	285	348,804
Wyeth LLC
5.95%, 04/01/37	500	626,081
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	400	399,546
4.70%, 02/01/43 (Call 08/01/42)[a]	300	312,461

		25,673,386
PIPELINES — 2.68%
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	300	327,656
5.50%, 08/15/19	40	44,926
5.85%, 11/15/43 (Call 05/15/43)	100	113,225
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	431	474,120
DCP Midstream Operating LP
3.25%, 10/01/15	270	276,318
5.60%, 04/01/44 (Call 10/01/43)	200	226,683
El Paso Natural Gas Co.
8.38%, 06/15/32	100	134,862
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	260	336,989
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	180	191,528
9.88%, 03/01/19	132	171,231
Series B
7.50%, 04/15/38	250	335,676
Enbridge Inc.
5.60%, 04/01/17	500	553,361
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	352	380,122
5.15%, 02/01/43 (Call 08/01/42)	400	407,820

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

5.20%, 02/01/22 (Call 11/01/21)	$150	$165,290
6.05%, 06/01/41 (Call 12/01/40)	250	283,783
9.00%, 04/15/19	140	178,291
9.70%, 03/15/19	111	144,038
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	350	352,651
4.85%, 08/15/42 (Call 02/15/42)	200	211,333
5.10%, 02/15/45 (Call 08/15/44)	200	219,324
5.70%, 02/15/42	270	318,450
6.45%, 09/01/40	250	320,682
7.55%, 04/15/38	250	351,945
Series D
6.88%, 03/01/33	400	525,706
Series L
6.30%, 09/15/17	400	457,339
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	452	457,421
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)[a]	450	437,258
3.50%, 09/01/23 (Call 06/01/23)	400	386,912
3.95%, 09/01/22 (Call 06/01/22)	400	406,017
4.15%, 03/01/22	200	205,646
4.15%, 02/01/24 (Call 11/01/23)[a]	250	253,522
5.30%, 09/15/20	750	839,367
5.95%, 02/15/18	88	99,267
6.50%, 02/01/37	84	97,384
6.55%, 09/15/40	200	234,175
6.95%, 01/15/38	310	378,599
Magellan Midstream Partners LP
4.25%, 02/01/21	180	196,386
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	150	151,839
3.25%, 02/01/16 (Call 01/01/16)	202	208,356
3.38%, 10/01/22 (Call 07/01/22)	330	330,448
6.13%, 02/01/41 (Call 08/01/40)	40	47,618
6.65%, 10/01/36	171	213,809
8.63%, 03/01/19	180	225,171
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	346,269
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	200	193,499
3.65%, 06/01/22 (Call 03/01/22)	250	257,864

Security	Principal (000s)	Value

3.85%, 10/15/23 (Call 07/15/23)	$200	$206,607
3.95%, 09/15/15	250	258,260
5.15%, 06/01/42 (Call 12/01/41)	260	284,258
8.75%, 05/01/19	130	166,102
Southern Natural Gas Co. LLC
5.90%, 04/01/17[e]	163	180,972
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	158,499
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)[a]	350	336,958
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	200	218,930
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	210	206,760
6.10%, 02/15/42	250	288,395
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	100	106,697
Texas Eastern Transmission LP
7.00%, 07/15/32	250	326,947
TransCanada PipeLines Ltd.
2.50%, 08/01/22	450	435,627
3.80%, 10/01/20	85	90,953
6.20%, 10/15/37	207	266,813
6.35%, 05/15/67 (Call 05/15/17)[c]	150	154,875
6.50%, 08/15/18	175	205,902
7.63%, 01/15/39	750	1,105,108
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	350	366,191
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	292	279,874
4.55%, 06/24/24 (Call 03/24/24)[a]	250	252,406
8.75%, 03/15/32	209	271,391
Williams Partners LP
5.25%, 03/15/20	300	336,327
5.80%, 11/15/43 (Call 05/15/43)	250	287,909
6.30%, 04/15/40	442	534,018
7.25%, 02/01/17	230	260,798

		21,057,753
REAL ESTATE — 0.02%
Regency Centers LP
5.88%, 06/15/17	105	116,797

		116,797

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

REAL ESTATE INVESTMENT TRUSTS — 2.22%
American Tower Corp.
3.45%, 09/15/21	$600	$599,755
4.50%, 01/15/18	112	120,706
5.05%, 09/01/20	300	330,604
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	247,431
3.95%, 01/15/21 (Call 10/15/20)	50	53,374
5.70%, 03/15/17[a]	125	138,096
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	192	200,316
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	106,358
4.13%, 05/15/21 (Call 02/15/21)	725	776,675
5.88%, 10/15/19	200	231,532
Brandywine Operating Partnership LP
4.95%, 04/15/18 (Call 03/15/18)	200	216,710
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)	500	529,259
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	250	271,544
CommonWealth REIT
6.25%, 06/15/17 (Call 12/15/16)	250	269,674
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	450	482,205
Digital Realty Trust LP
4.50%, 07/15/15 (Call 04/15/15)	200	204,472
5.25%, 03/15/21 (Call 12/15/20)[a]	210	229,410
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	450	479,721
8.25%, 08/15/19	125	156,845
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	150	152,976
4.75%, 07/15/20 (Call 04/15/20)	350	387,778
5.75%, 06/15/17	332	370,590
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	200	200,420
HCP Inc.
3.75%, 02/01/16	250	260,110
3.88%, 08/15/24 (Call 05/15/24)	250	251,812
4.25%, 11/15/23 (Call 08/15/23)[a]	250	260,489
5.38%, 02/01/21 (Call 11/03/20)	400	455,702
6.70%, 01/30/18	75	86,656

Security	Principal (000s)	Value

Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	$400	$427,908
4.95%, 01/15/21 (Call 10/15/20)	262	289,683
5.25%, 01/15/22 (Call 10/15/21)	200	223,965
6.20%, 06/01/16	200	217,550
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125	138,828
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	266,884
6.70%, 01/15/18 (Call 07/15/17)	125	137,923
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	375	376,540
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	350	378,714
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	200	215,200
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	400	433,433
Mack-Cali Realty Corp.
7.75%, 08/15/19	212	252,453
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	200	227,317
Omega Healthcare Investors Inc.
5.88%, 03/15/24 (Call 03/15/17)	500	524,375
ProLogis LP
4.50%, 08/15/17	120	129,536
6.88%, 03/15/20 (Call 12/16/19)	345	412,408
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	500	493,121
6.75%, 08/15/19	125	147,889
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	200	204,753
2.75%, 02/01/23 (Call 11/01/22)	500	489,833
5.25%, 12/01/16 (Call 09/02/16)	182	197,485
5.65%, 02/01/20 (Call 11/01/19)	258	299,887
6.13%, 05/30/18	197	227,737
6.75%, 02/01/40 (Call 11/01/39)	250	350,480
UDR Inc.
4.25%, 06/01/18	125	134,782
4.63%, 01/10/22 (Call 10/10/21)	250	271,740
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	500	502,939
3.13%, 11/30/15	100	102,789
4.75%, 06/01/21 (Call 03/01/21)	300	330,881

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Washington Real Estate Investment Trust
4.95%, 10/01/20 (Call 04/01/20)	$250	$269,290
Weyerhaeuser Co.
6.88%, 12/15/33	525	698,576

		17,446,119
RETAIL — 2.88%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	53,403
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	350	363,389
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	100	101,818
5.17%, 08/01/44 (Call 02/01/44)	150	156,176
Costco Wholesale Corp.
1.13%, 12/15/17	125	124,177
1.70%, 12/15/19	425	418,215
5.50%, 03/15/17	168	186,144
CVS Caremark Corp.
2.25%, 08/12/19 (Call 07/12/19)	200	200,003
5.75%, 06/01/17	730	817,881
5.75%, 05/15/41 (Call 11/15/40)	650	791,558
6.13%, 08/15/16	171	188,276
6.25%, 06/01/27	178	227,452
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)[a]	302	268,362
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	252	290,439
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	250	246,310
4.20%, 04/01/43 (Call 10/01/42)	500	511,754
4.40%, 04/01/21 (Call 01/01/21)	450	504,129
5.40%, 03/01/16	970	1,038,650
5.88%, 12/16/36	150	190,735
5.95%, 04/01/41 (Call 10/01/40)	440	563,066
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	164	172,444
6.88%, 12/15/37	150	187,973
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	101,135
3.12%, 04/15/22 (Call 01/15/22)	210	215,220
4.63%, 04/15/20 (Call 10/15/19)	152	167,746
5.40%, 10/15/16	40	43,703

Security	Principal (000s)	Value

5.50%, 10/15/35	$175	$206,950
6.65%, 09/15/37	600	804,977
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	200	193,839
3.88%, 01/15/22 (Call 10/15/21)	80	84,537
5.90%, 12/01/16	500	551,755
6.38%, 03/15/37	302	380,237
7.00%, 02/15/28	50	62,830
McDonald’s Corp.
2.63%, 01/15/22	175	174,412
3.70%, 02/15/42	250	238,419
5.35%, 03/01/18	185	208,862
6.30%, 10/15/37	450	597,065
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	197	221,121
6.25%, 01/15/18	212	242,731
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	252	274,320
QVC Inc.
3.13%, 04/01/19	50	50,544
4.38%, 03/15/23	112	113,190
4.85%, 04/01/24	400	415,671
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	160	159,996
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	200	212,066
Target Corp.
4.00%, 07/01/42	242	234,136
5.38%, 05/01/17	600	666,711
6.00%, 01/15/18	400	457,835
6.35%, 11/01/32	127	163,367
7.00%, 01/15/38	325	451,820
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	120,564
Wal-Mart Stores Inc.
0.60%, 04/11/16	750	750,227
1.13%, 04/11/18	250	246,980
1.50%, 10/25/15	334	337,936
2.80%, 04/15/16	400	414,177
3.25%, 10/25/20	400	420,739
4.00%, 04/11/43 (Call 10/11/42)	380	376,863
4.25%, 04/15/21	192	213,062
5.00%, 10/25/40	220	251,619

80	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

5.25%, 09/01/35	$385	$455,445
5.63%, 04/15/41	580	721,518
6.20%, 04/15/38	1,000	1,312,359
6.50%, 08/15/37	240	326,956
Walgreen Co.
1.80%, 09/15/17	250	251,625
3.10%, 09/15/22	402	397,332
5.25%, 01/15/19	180	201,647
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	200	205,833
5.30%, 09/15/19	250	278,562
6.25%, 03/15/18	29	33,010

		22,614,003
SAVINGS & LOANS — 0.01%
Santander Holdings USA Inc.
4.63%, 04/19/16	100	105,153

		105,153
SEMICONDUCTORS — 0.37%
Applied Materials Inc.
2.65%, 06/15/16	100	103,078
4.30%, 06/15/21	200	218,744
Broadcom Corp.
2.70%, 11/01/18	162	166,709
3.50%, 08/01/24 (Call 05/01/24)	200	202,044
Intel Corp.
1.35%, 12/15/17	500	499,837
1.95%, 10/01/16	137	140,302
2.70%, 12/15/22	250	246,057
3.30%, 10/01/21	350	365,861
4.80%, 10/01/41	312	341,632
Texas Instruments Inc.
1.65%, 08/03/19	400	392,550
2.38%, 05/16/16	202	208,010

		2,884,824
SOFTWARE — 1.10%
Adobe Systems Inc.
4.75%, 02/01/20	250	276,462
Autodesk Inc.
1.95%, 12/15/17	112	112,783
CA Inc.
5.38%, 12/01/19	42	46,962
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	250	257,652

Security	Principal (000s)	Value

Fidelity National Information Services Inc.
2.00%, 04/15/18	$250	$249,741
5.00%, 03/15/22 (Call 03/15/17)	302	321,349
Fiserv Inc.
3.13%, 06/15/16	25	25,898
3.50%, 10/01/22 (Call 07/01/22)	112	113,418
4.75%, 06/15/21	350	382,959
Microsoft Corp.
1.63%, 09/25/15	250	253,388
1.63%, 12/06/18	250	249,848
2.38%, 05/01/23 (Call 02/01/23)	230	222,947
2.50%, 02/08/16	130	133,865
3.00%, 10/01/20[a]	180	188,474
3.50%, 11/15/42	250	226,653
4.20%, 06/01/19	222	245,938
4.50%, 10/01/40	350	372,360
5.30%, 02/08/41	212	252,868
Oracle Corp.
1.20%, 10/15/17	1,000	996,642
2.25%, 10/08/19[a]	1,200	1,205,797
2.50%, 10/15/22	200	195,020
3.40%, 07/08/24 (Call 04/08/24)[a]	200	204,027
3.88%, 07/15/20	100	107,920
4.30%, 07/08/34 (Call 01/08/34)	200	209,157
4.50%, 07/08/44 (Call 01/08/44)[a]	100	105,574
5.00%, 07/08/19	212	239,805
5.25%, 01/15/16	145	154,404
5.38%, 07/15/40	500	583,500
5.75%, 04/15/18	233	266,366
6.50%, 04/15/38	350	464,836

		8,666,613
TELECOMMUNICATIONS — 5.35%
Alltel Corp.
7.88%, 07/01/32	35	50,035
America Movil SAB de CV
2.38%, 09/08/16	300	306,884
3.13%, 07/16/22	250	248,263
4.38%, 07/16/42[a]	250	238,978
5.00%, 10/16/19	300	337,094
5.00%, 03/30/20	550	612,413
6.13%, 03/30/40	300	364,310

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

AT&T Inc.
1.40%, 12/01/17	$250	$249,366
1.60%, 02/15/17[a]	500	505,674
2.50%, 08/15/15	233	237,434
2.63%, 12/01/22 (Call 09/01/22)[a]	500	483,693
2.95%, 05/15/16	400	414,529
3.00%, 02/15/22	700	703,475
3.88%, 08/15/21	436	465,282
4.35%, 06/15/45 (Call 12/15/44)	250	243,007
4.45%, 05/15/21	334	370,587
5.35%, 09/01/40	1,078	1,203,615
5.50%, 02/01/18	480	541,319
5.80%, 02/15/19	300	347,396
6.30%, 01/15/38	351	431,909
6.40%, 05/15/38	202	249,796
6.50%, 09/01/37	192	241,888
6.55%, 02/15/39	675	858,984
British Telecommunications PLC
1.63%, 06/28/16	500	505,898
5.95%, 01/15/18	400	455,907
9.63%, 12/15/30	328	529,501
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500	505,615
Cisco Systems Inc.
4.45%, 01/15/20	1,092	1,214,681
4.95%, 02/15/19	262	295,628
5.50%, 02/22/16	447	479,383
5.50%, 01/15/40	330	393,720
5.90%, 02/15/39	575	722,606
Corning Inc.
5.75%, 08/15/40	350	425,846
Deutsche Telekom International Finance BV
5.75%, 03/23/16	500	537,496
6.75%, 08/20/18	400	471,825
8.75%, 06/15/30	421	631,012
Embarq Corp.
8.00%, 06/01/36	650	728,000
Harris Corp.
4.40%, 12/15/20	200	215,342
6.38%, 06/15/19[a]	100	115,237

Security	Principal (000s)	Value

Juniper Networks Inc.
3.10%, 03/15/16	$50	$51,319
4.60%, 03/15/21	250	270,266
5.95%, 03/15/41	50	56,310
Motorola Solutions Inc.
3.50%, 03/01/23	200	194,326
3.75%, 05/15/22	302	302,082
New Cingular Wireless Services Inc.
8.75%, 03/01/31	250	382,501
Orange
2.75%, 09/14/16	302	312,929
5.38%, 07/08/19	300	341,388
5.38%, 01/13/42	350	391,446
9.00%, 03/01/31	370	564,234
Pacific Bell Telephone Co.
7.13%, 03/15/26	250	325,827
Qwest Corp.
6.75%, 12/01/21	150	174,000
6.88%, 09/15/33 (Call 09/29/14)[a]	57	57,570
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	500	531,963
6.80%, 08/15/18	180	212,552
Royal KPN NV
8.38%, 10/01/30	250	358,622
Telefonica Emisiones SAU
3.19%, 04/27/18	800	834,892
3.99%, 02/16/16	55	57,441
4.57%, 04/27/23[a]	500	535,955
5.46%, 02/16/21	200	226,887
5.88%, 07/15/19[a]	210	242,651
6.42%, 06/20/16	250	273,576
Telefonica Europe BV
8.25%, 09/15/30	370	516,342
Verizon Communications Inc.
2.00%, 11/01/16	480	489,729
2.45%, 11/01/22 (Call 08/01/22)	400	379,821
3.00%, 04/01/16	400	413,617
3.50%, 11/01/21	668	692,641
3.65%, 09/14/18	2,750	2,932,845
3.85%, 11/01/42 (Call 05/01/42)	1,150	1,038,274
5.01%, 08/21/54[e]	500	524,387
5.15%, 09/15/23	1,750	1,979,996
5.85%, 09/15/35	480	566,890

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

6.00%, 04/01/41	$402	$484,388
6.10%, 04/15/18	220	252,860
6.40%, 09/15/33	1,500	1,884,341
6.40%, 02/15/38	350	438,133
6.55%, 09/15/43	1,457	1,876,440
7.75%, 12/01/30	475	662,491
Vodafone Group PLC
1.50%, 02/19/18	300	297,391
2.50%, 09/26/22[a]	250	236,010
2.95%, 02/19/23	500	483,733
5.45%, 06/10/19	450	513,091
5.63%, 02/27/17	150	165,526
6.15%, 02/27/37	505	609,260

		42,070,571
TEXTILES — 0.08%
Cintas Corp. No. 2
2.85%, 06/01/16	350	357,875
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	252,005

		609,880
TOYS, GAMES & HOBBIES — 0.07%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)[a]	55	55,467
Mattel Inc.
2.50%, 11/01/16	100	102,293
3.15%, 03/15/23 (Call 12/15/22)	275	270,034
4.35%, 10/01/20	100	105,801

		533,595
TRANSPORTATION — 1.44%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	162	163,533
3.45%, 09/15/21 (Call 06/15/21)	678	705,288
3.75%, 04/01/24 (Call 01/01/24)	400	415,491
4.45%, 03/15/43 (Call 09/15/42)	500	508,146
4.90%, 04/01/44 (Call 10/01/43)	250	273,046
5.75%, 05/01/40 (Call 11/01/39)	362	437,226
6.15%, 05/01/37	37	46,981
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	150	151,827
5.55%, 03/01/19	300	345,062
6.38%, 11/15/37	250	337,415
Canadian Pacific Railway Co.
5.95%, 05/15/37[a]	250	317,953

Security	Principal (000s)	Value

7.13%, 10/15/31	$275	$380,830
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	250	254,435
3.70%, 10/30/20 (Call 07/30/20)	200	212,218
4.10%, 03/15/44 (Call 09/15/43)	452	439,254
4.25%, 06/01/21 (Call 03/01/21)	50	54,513
6.15%, 05/01/37	102	128,650
6.22%, 04/30/40	100	128,207
7.38%, 02/01/19	250	304,403
FedEx Corp.
2.63%, 08/01/22	750	730,546
8.00%, 01/15/19	92	113,995
Kansas City Southern de Mexico SA de CV
3.00%, 05/15/23 (Call 02/15/23)[a]	250	243,315
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	500	501,797
4.84%, 10/01/41	503	546,906
5.90%, 06/15/19	282	325,014
7.70%, 05/15/17	280	325,119
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	200	205,644
2.50%, 03/01/18 (Call 02/01/18)	200	204,556
3.50%, 06/01/17	100	105,394
3.60%, 03/01/16	30	31,240
Union Pacific Corp.
4.15%, 01/15/45 (Call 07/15/44)	100	101,746
4.16%, 07/15/22 (Call 04/15/22)	400	437,900
5.78%, 07/15/40	540	688,727
United Parcel Service Inc.
2.45%, 10/01/22	500	489,357
5.13%, 04/01/19	137	155,661
6.20%, 01/15/38	400	528,495

		11,339,890
TRUCKING & LEASING — 0.06%
GATX Corp.
3.50%, 07/15/16	250	260,038
4.85%, 06/01/21	200	221,093

		481,131
WATER — 0.07%
American Water Capital Corp.
6.59%, 10/15/37	352	468,947

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Veolia Environnement SA
6.00%, 06/01/18	$55	$62,333

		531,280

TOTAL CORPORATE BONDS & NOTES
(Cost: $618,135,744)		649,470,399

FOREIGN GOVERNMENT OBLIGATIONS[f] — 12.72%

BRAZIL — 0.86%
Brazilian Government International Bond
2.63%, 01/05/23	1,500	1,413,750
4.88%, 01/22/21[a]	500	550,000
5.88%, 01/15/19	550	629,750
6.00%, 01/17/17[a]	550	608,575
7.13%, 01/20/37[a]	687	906,840
8.00%, 01/15/18	151	168,184
8.25%, 01/20/34[a]	275	396,000
8.75%, 02/04/25	175	250,250
10.13%, 05/15/27[a]	800	1,284,000
11.00%, 08/17/40 (Call 08/17/15)[a]	507	557,700

		6,765,049
CANADA — 1.37%
Canada Government International Bond
0.88%, 02/14/17[a]	400	400,941
Export Development Canada
0.50%, 09/15/15	500	501,037
1.00%, 05/15/17	1,000	1,002,325
Province of British Columbia
1.20%, 04/25/17[a]	400	403,152
2.65%, 09/22/21[a]	355	363,807
7.25%, 09/01/36	300	455,830
Province of Manitoba
2.10%, 09/06/22	500	482,665
4.90%, 12/06/16	150	163,942
Province of Nova Scotia
5.13%, 01/26/17	250	274,797
Province of Ontario
1.10%, 10/25/17	900	896,335
1.20%, 02/14/18	800	794,572
1.60%, 09/21/16	400	407,426
2.30%, 05/10/16	600	617,975

Security	Principal (000s)	Value

4.00%, 10/07/19	$800	$878,011
4.40%, 04/14/20[a]	450	503,189
4.95%, 11/28/16[a]	850	928,609
Province of Quebec
2.75%, 08/25/21	75	76,231
3.50%, 07/29/20	305	327,583
5.00%, 03/01/16	270	288,327
5.13%, 11/14/16	188	206,017
7.50%, 09/15/29	570	829,150

		10,801,921
CHILE — 0.07%
Chile Government International Bond
3.25%, 09/14/21	300	312,750
3.88%, 08/05/20	250	268,750

		581,500
COLOMBIA — 0.48%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	500	474,750
4.38%, 07/12/21	400	433,400
6.13%, 01/18/41	500	615,000
7.38%, 01/27/17	500	571,250
7.38%, 03/18/19	500	605,000
7.38%, 09/18/37[a]	750	1,040,625

		3,740,025
GERMANY — 0.11%
FMS Wertmanagement AoeR
0.63%, 04/18/16	400	401,032
1.63%, 11/20/18	500	501,572

		902,604
ISRAEL — 0.12%
Israel Government International Bond
4.50%, 01/30/43[a]	500	495,000
5.13%, 03/26/19	405	456,638

		951,638
ITALY — 0.22%
Italy Government International Bond
5.25%, 09/20/16	350	379,802
5.38%, 06/12/17	500	551,365
5.38%, 06/15/33[a]	500	608,892
6.88%, 09/27/23	125	160,795

		1,700,854

84	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

JAPAN — 0.43%
Japan Bank for International Cooperation
1.13%, 07/19/17	$1,000	$1,001,341
Japan Finance Corp.
2.13%, 02/07/19	1,000	1,018,162
2.50%, 01/21/16	300	308,251
2.50%, 05/18/16	500	516,785
Japan Finance Organization for Municipalities
5.00%, 05/16/17	500	552,822

		3,397,361
MEXICO — 0.80%
Mexico Government International Bond
3.63%, 03/15/22	400	414,000
4.75%, 03/08/44[a]	850	888,250
5.13%, 01/15/20[a]	110	124,575
5.63%, 01/15/17[a]	950	1,049,750
5.95%, 03/19/19[a]	165	190,575
6.05%, 01/11/40	1,400	1,743,000
6.75%, 09/27/34	500	656,250
7.50%, 04/08/33[a]	545	764,362
11.38%, 09/15/16	400	484,400

		6,315,162
PANAMA — 0.19%
Panama Government International Bond
5.20%, 01/30/20[a]	500	558,250
6.70%, 01/26/36[a]	725	913,500

		1,471,750
PERU — 0.29%
Peruvian Government International Bond
5.63%, 11/18/50[a]	250	296,250
6.55%, 03/14/37[a]	250	323,750
7.13%, 03/30/19[a]	150	182,625
7.35%, 07/21/25	700	938,000
8.38%, 05/03/16[a]	250	281,250
8.75%, 11/21/33[a]	155	243,350

		2,265,225

Security	Principal (000s)	Value

PHILIPPINES — 0.49%
Philippine Government International Bond
4.00%, 01/15/21	$800	$855,000
6.38%, 10/23/34	2,300	2,987,125

		3,842,125
POLAND — 0.29%
Poland Government International Bond
3.88%, 07/16/15[a]	600	616,200
4.00%, 01/22/24[a]	250	262,500
5.00%, 10/19/15	150	157,220
5.00%, 03/23/22	355	398,409
5.13%, 04/21/21	300	339,693
6.38%, 07/15/19	425	504,823

		2,278,845
SOUTH AFRICA — 0.21%
South Africa Government International Bond
4.67%, 01/17/24[a]	700	726,250
5.50%, 03/09/20	300	329,250
6.88%, 05/27/19[a]	500	577,500

		1,633,000
SOUTH KOREA — 0.37%
Export-Import Bank of Korea (The)
4.00%, 01/11/17	500	530,395
4.13%, 09/09/15	300	309,903
5.00%, 04/11/22	500	566,298
5.13%, 06/29/20	500	563,893
Republic of Korea
7.13%, 04/16/19	750	919,450

		2,889,939
SUPRANATIONAL — 5.32%
African Development Bank
0.88%, 03/15/18	420	413,839
1.25%, 09/02/16	920	931,560
Asian Development Bank
0.50%, 06/20/16	830	829,849
1.13%, 03/15/17	800	805,347
1.75%, 03/21/19	1,000	1,006,240
1.88%, 10/23/18	205	208,141
2.50%, 03/15/16	600	618,925

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Corp. Andina de Fomento
4.38%, 06/15/22	$609	$653,822
Council of Europe Development Bank
1.00%, 03/07/18	350	346,560
1.50%, 02/22/17	950	965,218
European Bank for Reconstruction and Development
1.00%, 02/16/17	600	602,069
1.38%, 10/20/16	800	811,721
1.75%, 06/14/19[a]	1,000	1,001,723
European Investment Bank
0.50%, 08/15/16	500	499,322
0.63%, 04/15/16	3,850	3,861,430
1.00%, 12/15/17[a]	900	894,441
1.00%, 06/15/18	2,100	2,069,362
1.13%, 09/15/17	1,850	1,851,790
1.38%, 10/20/15	450	455,286
1.63%, 09/01/15	640	648,427
2.13%, 07/15/16	500	514,675
2.25%, 03/15/16	700	719,793
2.50%, 05/16/16	750	775,745
2.50%, 04/15/21	1,000	1,023,813
2.88%, 09/15/20	130	136,510
4.00%, 02/16/21[a]	1,800	2,009,639
4.88%, 01/17/17	120	131,446
4.88%, 02/15/36	250	311,555
5.13%, 05/30/17	210	233,540
Inter-American Development Bank
0.88%, 03/15/18	900	887,535
1.13%, 03/15/17	1,525	1,535,766
1.38%, 10/18/16	475	482,295
3.00%, 02/21/24	1,000	1,044,175
3.88%, 02/14/20	600	662,417
5.13%, 09/13/16	755	823,416
International Bank for Reconstruction and Development
0.88%, 04/17/17	1,500	1,500,524
1.00%, 09/15/16	950	957,655
1.13%, 07/18/17[a]	1,000	1,004,026
2.13%, 03/15/16[a]	900	923,803
7.63%, 01/19/23	900	1,263,488
Series GDIF
1.88%, 03/15/19[a]	1,000	1,011,484

Security	Principal (000s)	Value

International Finance Corp.
1.13%, 11/23/16	$850	$858,125
1.75%, 09/16/19[a]	1,000	1,000,501
2.13%, 11/17/17	400	412,195
2.25%, 04/11/16	400	411,614
Nordic Investment Bank
0.75%, 01/17/18	650	639,892
1.00%, 03/07/17	42	42,190
2.25%, 03/15/16	1,000	1,028,042

		41,820,931
SWEDEN — 0.17%
Svensk Exportkredit AB
1.13%, 04/05/18	900	891,607
5.13%, 03/01/17	385	424,915

		1,316,522
TURKEY — 0.76%
Turkey Government International Bond
3.25%, 03/23/23[a]	2,000	1,875,600
4.88%, 04/16/43	2,100	2,028,243
6.63%, 02/17/45	400	476,708
6.75%, 04/03/18	1,000	1,127,740
7.50%, 07/14/17[a]	400	454,056

		5,962,347
URUGUAY — 0.17%
Uruguay Government International Bond
4.50%, 08/14/24[a]	1,250	1,353,125

		1,353,125

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $98,426,262)		99,989,923

MUNICIPAL DEBT OBLIGATIONS — 3.33%

ARIZONA — 0.04%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	250	294,198

		294,198

86	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

CALIFORNIA — 0.98%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	$400	$556,708
Series S1
7.04%, 04/01/50	30	44,200
County of Sonoma RB Miscellaneous Revenue
Series A
6.00%, 12/01/29(GTD)	250	287,335
East Bay Municipal Utility District RB Water Revenue BAB
Series B
5.87%, 06/01/40	180	233,849
Los Angeles Community College District GO BAB
6.75%, 08/01/49	200	294,780
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
Series A
5.74%, 06/01/39	60	74,359
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.49%, 08/01/33	40	53,657
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	155	225,362
Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50	165	240,837
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	500	683,220
Orange County Local Transportation Authority RB Sales Tax Revenue
Series A
6.91%, 02/15/41	100	141,103

Security	Principal (000s)	Value

San Diego County Regional Transportation Commission RB Sales Tax Revenue BAB
5.91%, 04/01/48	$150	$201,489
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/49	100	135,183
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	225	289,307
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	100	121,436
State of California GO
6.20%, 03/01/19	400	472,200
State of California GO BAB
5.70%, 11/01/21	200	239,472
7.50%, 04/01/34	450	657,743
7.55%, 04/01/39	620	940,397
7.60%, 11/01/40	665	1,020,502
7.70%, 11/01/30 (Call 11/01/20)	100	125,025
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	450	572,711
5.95%, 05/15/45	100	127,824

		7,738,699
COLORADO — 0.02%
Colorado Department of Transportation RB Bridge Enterprise Revenue
Series A
6.08%, 12/01/40	100	131,179

		131,179
CONNECTICUT — 0.05%
State of Connecticut GO
Series A
5.85%, 03/15/32	300	372,264

		372,264

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

GEORGIA — 0.10%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010A
6.64%, 04/01/57	$350	$447,937
Project M, Series 2010A
6.66%, 04/01/57	200	252,662
State of Georgia GO
Series H
4.50%, 11/01/25	100	112,306

		812,905
ILLINOIS — 0.47%
Chicago Board of Education GO BAB
Series E
6.14%, 12/01/39	125	125,575
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	440	554,888
City of Chicago GO
Series C
7.78%, 01/01/35	200	243,318
City of Chicago RB Sewer Revenue
Series B
6.90%, 01/01/40	105	134,204
City of Chicago RB Water Revenue BAB
Series B
6.74%, 11/01/40	50	65,636
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	200	244,686
State of Illinois GO
4.95%, 06/01/23	250	266,207
5.10%, 06/01/33	250	248,237
5.37%, 03/01/17	250	271,430
5.88%, 03/01/19	210	234,879
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	100	112,387
Series 5
7.35%, 07/01/35	1,000	1,169,830

		3,671,277

Security	Principal (000s)	Value

MASSACHUSETTS — 0.11%
Commonwealth of Massachusetts GO BAB
Series E
4.20%, 12/01/21	$235	$259,219
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	230	257,423
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.73%, 06/01/40	100	128,460
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	205	255,143

		900,245
MISSISSIPPI — 0.01%
State of Mississippi GO
5.25%, 11/01/34	100	117,984

		117,984
MISSOURI — 0.01%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	40	53,594

		53,594
NEVADA — 0.01%
County of Clark RB Port Airport & Marina Revenue BAB
Series C
6.82%, 07/01/45	40	56,566

		56,566
NEW JERSEY — 0.28%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/20 (AGM)	300	254,235
0.00%, 02/15/23 (AGM)	120	88,434
0.00%, 02/15/24 (AGM)	250	172,355

88	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	$300	$393,765
New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	77	110,741
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	335	497,177
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	250	293,692
6.10%, 12/15/28 (Call 12/15/20)	250	281,463
Rutgers – State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40	100	127,009

		2,218,871
NEW YORK — 0.54%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	250	383,517
Series C-1
6.69%, 11/15/40	30	41,514
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.44%, 06/15/43	200	247,568
5.72%, 06/15/42	350	450,975
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	205	251,482
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	250	308,903
Series H
5.43%, 03/15/39	300	361,341

Security	Principal (000s)	Value

New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	$275	$336,509
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	50	52,549
4.93%, 10/01/51 (GOI)	250	290,045
5.86%, 12/01/24 (GOI)	400	498,576
6.04%, 12/01/29 (GOI)	250	313,730
State of New York GO BAB
5.85%, 06/01/40	400	511,548
5.97%, 03/01/36	150	188,577

		4,236,834
OHIO — 0.12%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.50%, 02/15/50	195	285,558
8.08%, 02/15/50	100	158,575
Series E
6.27%, 02/15/50	100	126,470
Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	100	112,913
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	250	291,685

		975,201
OREGON — 0.11%
Oregon State Department of Transportation RB Fuel Sales Tax Revenue
Series 2010A
5.83%, 11/15/34	250	317,100
State of Oregon GO
5.76%, 06/01/23	250	294,802
5.89%, 06/01/27	200	250,660

		862,562

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

PENNSYLVANIA — 0.05%
Commonwealth of Pennsylvania GO BAB
Series B
4.65%, 02/15/26	$300	$336,282
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.51%, 12/01/45	40	48,526

		384,808
TEXAS — 0.35%
City of Houston GOL
Series A
6.29%, 03/01/32	150	188,907
City of San Antonio RB Electric Power & Light Revenues BAB
5.72%, 02/01/41	400	518,700
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	300	399,813
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	100	125,909
North Texas Tollway Authority RB Highway Revenue Tolls
6.72%, 01/01/49	250	359,077
State of Texas GO BAB
5.52%, 04/01/39	300	383,418
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.03%, 04/01/26	100	118,033
5.18%, 04/01/30	250	300,948
University of Texas System Board of Regents RB College & University Revenue
Series B
6.28%, 08/15/41 (Call 08/15/19)	300	345,714

		2,740,519

Security	Principal or Shares (000s)	Value

UTAH — 0.01%
State of Utah GO BAB Series D
4.55%, 07/01/24	$75	$84,911

		84,911
WASHINGTON — 0.05%
State of Washington GO BAB
Series D
5.48%, 08/01/39	250	310,420
Washington State Convention Center Public Facilities District RB Hotel Occupancy Tax
6.79%, 07/01/40	50	62,125

		372,545
WISCONSIN — 0.02%
State of Wisconsin RB General Fund
Series A
5.70%, 05/01/26 (AGM)	125	149,861

		149,861

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $22,746,390)		26,175,023

SHORT-TERM INVESTMENTS — 9.23%

MONEY MARKET FUNDS — 9.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,g,h]	64,804	64,803,820
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,g,h]	6,682	6,681,920
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,g]	1,095	1,095,460

		72,581,200

TOTAL SHORT-TERM INVESTMENTS
(Cost: $72,581,200)		72,581,200

90	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2014

Value
TOTAL INVESTMENTS IN SECURITIES — 107.87%
(Cost: $811,889,596)	$848,216,545
Other Assets, Less Liabilities — (7.87)%	(61,879,482)

NET ASSETS — 100.00%	$786,337,063

BAB  —  Build America Bond

CPO  —  Certificates of Participation (Ordinary)

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 83.69%

ADVERTISING — 0.22%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$1,500	$1,514,831
3.75%, 02/15/23	500	505,956
4.00%, 03/15/22	595	615,144
4.20%, 04/15/24	2,400	2,467,830
Omnicom Group Inc.
3.63%, 05/01/22	2,492	2,567,655
4.45%, 08/15/20	1,165	1,260,479
5.90%, 04/15/16	1,373	1,480,251
6.25%, 07/15/19	1,000	1,169,999
WPP Finance 2010
3.63%, 09/07/22[a]	1,900	1,950,561

		13,532,706
AEROSPACE & DEFENSE — 0.88%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	2,100	2,155,524
2.90%, 08/15/18 (Call 07/15/18)	575	601,424
4.70%, 10/27/19	1,500	1,684,155
Boeing Co. (The)
4.88%, 02/15/20	997	1,127,934
6.00%, 03/15/19	950	1,111,856
8.75%, 08/15/21	420	579,655
Embraer Overseas Ltd.
5.70%, 09/16/23[a,b]	2,146	2,296,220
Exelis Inc.
4.25%, 10/01/16	150	157,886
5.55%, 10/01/21	700	755,341
General Dynamics Corp.
1.00%, 11/15/17	500	493,440
2.25%, 07/15/16	1,650	1,697,448
2.25%, 11/15/22 (Call 08/15/22)	1,000	947,519
3.88%, 07/15/21 (Call 04/15/21)[a]	500	537,758
L-3 Communications Corp.
1.50%, 05/28/17	1,450	1,440,325
3.95%, 11/15/16	950	1,001,969

Security	Principal (000s)	Value

3.95%, 05/28/24 (Call 02/28/24)	$1,560	$1,559,331
4.75%, 07/15/20	936	1,006,867
4.95%, 02/15/21 (Call 11/15/20)	1,188	1,292,678
5.20%, 10/15/19	1,210	1,334,298
Lockheed Martin Corp.
2.13%, 09/15/16	2,150	2,204,362
3.35%, 09/15/21	1,146	1,194,553
4.25%, 11/15/19	1,322	1,449,824
Northrop Grumman Corp.
1.75%, 06/01/18	4,925	4,898,405
3.50%, 03/15/21	1,500	1,562,761
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	2,988	2,888,571
4.40%, 02/15/20	1,100	1,215,439
6.40%, 12/15/18	760	899,522
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	950	967,578
3.70%, 12/15/23 (Call 09/15/23)	1,000	1,046,552
5.25%, 07/15/19	350	385,444
United Technologies Corp.
1.80%, 06/01/17	4,511	4,595,044
3.10%, 06/01/22	5,246	5,356,560
4.50%, 04/15/20	1,653	1,837,309
5.38%, 12/15/17	112	126,336
6.13%, 02/01/19	960	1,126,600
8.75%, 03/01/21	100	136,023

		53,672,511
AGRICULTURE — 0.78%
Altria Group Inc.
2.85%, 08/09/22	5,850	5,705,269
2.95%, 05/02/23	500	482,656
4.00%, 01/31/24	500	519,270
4.13%, 09/11/15	1,359	1,407,280
4.75%, 05/05/21	1,550	1,723,362
9.25%, 08/06/19	2,101	2,764,153
9.70%, 11/10/18	1,609	2,091,874
Archer-Daniels-Midland Co.
4.48%, 03/01/21	1,645	1,827,172

92	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

5.45%, 03/15/18	$750	$846,481
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,140	1,191,128
8.50%, 06/15/19	1,540	1,930,775
Bunge N.A. Finance LP
5.90%, 04/01/17	250	276,022
Lorillard Tobacco Co.
3.50%, 08/04/16	385	401,640
6.88%, 05/01/20	1,927	2,292,393
8.13%, 06/23/19[a]	1,447	1,803,332
Philip Morris International Inc.
1.13%, 08/21/17	3,900	3,888,079
1.63%, 03/20/17	1,550	1,573,174
1.88%, 01/15/19	1,800	1,796,634
2.50%, 05/16/16	2,340	2,414,587
2.63%, 03/06/23	250	243,824
2.90%, 11/15/21	205	208,401
3.60%, 11/15/23[a]	575	596,672
4.13%, 05/17/21	1,000	1,087,205
4.50%, 03/26/20	1,796	1,989,565
5.65%, 05/16/18	2,610	2,977,947
Reynolds American Inc.
1.05%, 10/30/15	1,050	1,050,348
3.25%, 11/01/22	3,600	3,527,588
6.75%, 06/15/17	522	593,028
UST LLC
5.75%, 03/01/18	500	564,531

		47,774,390
AIRLINES — 0.25%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	2,832	3,051,377
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[a]	307	332,898
Continental Airlines Inc. 2009-1 Pass Through Trust
Series 09-1
9.00%, 01/08/18	187	209,214
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[a]	332	356,805

Security	Principal (000s)	Value

Delta Air Lines Inc. 2007-1A Pass Through Trust
Series 071A
6.82%, 02/10/24	$3,145	$3,672,027
Delta Air Lines Inc. 2010-1A Pass Through Trust Class A
6.20%, 01/02/20[a]	1,063	1,179,959
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21	1,031	1,111,237
Northwest Airlines Inc. 2007-1A Pass Through Trust
Series 07-1
7.03%, 05/01/21	23	25,747
Southwest Airlines Co.
5.13%, 03/01/17[a]	200	216,799
5.75%, 12/15/16	901	988,511
Southwest Airlines Co. 2007-1 Pass Through Trust
Series 07-1
6.15%, 02/01/24	1,468	1,691,953
United Airlines Inc. 2009-1 Pass Through Trust
Series 09-1
10.40%, 05/01/18[a]	866	968,526
United Airlines Inc. 2009-2A Pass Through Trust
Series 09-2
9.75%, 07/15/18[a]	1,079	1,222,269

		15,027,322
APPAREL — 0.05%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	1,350	1,288,636
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	880	922,668
5.95%, 11/01/17	725	820,782

		3,032,086
AUTO MANUFACTURERS — 0.56%
American Honda Finance Corp.
2.13%, 10/10/18	2,700	2,737,843

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Ford Motor Co.
6.50%, 08/01/18[a]	$1,500	$1,742,607
PACCAR Financial Corp.
0.70%, 11/16/15	300	300,646
0.75%, 08/14/15	550	551,980
0.80%, 02/08/16	2,050	2,053,770
Toyota Motor Credit Corp.
1.13%, 05/16/17	3,000	2,996,398
1.25%, 10/05/17	1,625	1,621,066
1.38%, 01/10/18	288	287,579
2.00%, 09/15/16	2,419	2,479,020
2.05%, 01/12/17	1,797	1,840,112
2.10%, 01/17/19[a]	4,750	4,799,756
2.63%, 01/10/23	3,900	3,810,812
2.80%, 01/11/16	2,332	2,403,978
3.30%, 01/12/22	2,362	2,447,174
3.40%, 09/15/21	1,982	2,076,183
4.25%, 01/11/21	1,750	1,928,461
Series B
4.50%, 06/17/20[a]	146	162,075

		34,239,460
AUTO PARTS & EQUIPMENT — 0.20%
BorgWarner Inc.
4.63%, 09/15/20	600	645,936
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	1,275	1,328,411
5.00%, 02/15/23 (Call 02/15/18)	2,000	2,150,000
Johnson Controls Inc.
2.60%, 12/01/16	1,000	1,033,439
3.63%, 07/02/24 (Call 04/02/24)	460	467,065
3.75%, 12/01/21 (Call 09/01/21)	1,250	1,307,561
4.25%, 03/01/21	1,450	1,563,846
5.00%, 03/30/20	400	446,486
5.50%, 01/15/16	890	947,330
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	2,000	2,037,155

		11,927,229

Security	Principal (000s)	Value

BANKS — 23.39%
Abbey National Treasury Services PLC
1.38%, 03/13/17	$1,000	$1,003,604
4.00%, 04/27/16	1,257	1,319,366
4.00%, 03/13/24	4,500	4,686,467
AgriBank FCB
Series AI
9.13%, 07/15/19	1,000	1,251,442
American Express Bank FSB
6.00%, 09/13/17	810	916,913
American Express Centurion Bank
0.88%, 11/13/15	5,000	5,010,963
6.00%, 09/13/17	1,250	1,414,990
Associated Banc-Corp.
5.13%, 03/28/16 (Call 02/28/16)	700	740,166
Australia and New Zealand Banking Group Ltd.
0.90%, 02/12/16	1,000	1,004,445
1.25%, 01/10/17	3,000	3,009,040
1.88%, 10/06/17	1,000	1,011,909
2.25%, 06/13/19	2,320	2,333,660
Banco do Brasil SA
3.88%, 01/23/17[a]	2,000	2,075,000
3.88%, 10/10/22[a]	3,500	3,338,300
Bancolombia SA
4.25%, 01/12/16	500	521,875
5.95%, 06/03/21[a]	3,000	3,333,900
Bank of America Corp.
1.50%, 10/09/15	1,500	1,510,684
1.70%, 08/25/17	10,000	10,011,584
2.00%, 01/11/18	8,900	8,914,443
2.60%, 01/15/19[a]	7,400	7,461,100
2.65%, 04/01/19	6,500	6,561,715
3.30%, 01/11/23	14,900	14,764,874
3.63%, 03/17/16	1,930	2,008,322
3.70%, 09/01/15[a]	1,670	1,719,141
3.88%, 03/22/17	5,911	6,266,612
4.00%, 04/01/24	1,000	1,030,085
4.10%, 07/24/23	500	521,380
4.13%, 01/22/24	2,000	2,075,664
4.20%, 08/26/24	1,150	1,166,383

94	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

5.00%, 05/13/21	$3,890	$4,347,540
5.25%, 12/01/15	450	473,859
5.42%, 03/15/17	3,050	3,318,814
5.49%, 03/15/19[a]	2,800	3,136,712
5.63%, 10/14/16	1,090	1,186,995
5.63%, 07/01/20	3,280	3,760,226
5.65%, 05/01/18	2,345	2,633,740
5.70%, 05/02/17	1,110	1,217,727
5.70%, 01/24/22	3,840	4,482,826
5.75%, 08/15/16	1,080	1,171,157
5.75%, 12/01/17	3,030	3,392,820
5.88%, 01/05/21	3,695	4,317,130
6.00%, 09/01/17	1,500	1,683,186
6.05%, 05/16/16	4,550	4,910,555
6.40%, 08/28/17	2,765	3,133,826
6.50%, 08/01/16	4,450	4,890,048
6.50%, 07/15/18[a]	4,330	5,005,217
6.88%, 04/25/18	5,475	6,378,350
6.88%, 11/15/18[a]	1,807	2,130,968
7.63%, 06/01/19	3,185	3,895,689
7.75%, 08/15/15	1,380	1,469,441
7.80%, 09/15/16	1,850	2,084,712
Series 1
3.75%, 07/12/16	6,550	6,861,709
Series B
5.30%, 09/30/15	149	156,363
Bank of America N.A.
1.25%, 02/14/17	5,000	4,997,583
5.30%, 03/15/17	5,875	6,401,395
6.10%, 06/15/17	3,850	4,295,978
Bank of Montreal
0.80%, 11/06/15	2,350	2,355,765
1.45%, 04/09/18 (Call 03/09/18)	5,500	5,444,542
2.38%, 01/25/19 (Call 12/25/18)[a]	1,920	1,949,664
2.50%, 01/11/17	1,945	2,006,897
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	3,200	3,205,034
1.97%, 06/20/17[c]	500	508,480
2.10%, 08/01/18	2,000	2,024,128

Security	Principal (000s)	Value

2.10%, 01/15/19 (Call 12/15/18)	$2,000	$1,995,032
2.20%, 05/15/19 (Call 04/15/19)	1,500	1,506,589
2.30%, 07/28/16	1,710	1,756,467
3.40%, 05/15/24 (Call 04/15/24)[a]	2,140	2,183,122
3.55%, 09/23/21 (Call 08/23/21)	1,405	1,484,593
4.15%, 02/01/21	1,250	1,368,039
4.60%, 01/15/20	1,090	1,209,027
4.75%, 12/15/14	100	101,243
5.45%, 04/01/16	170	182,689
5.45%, 05/15/19	800	912,918
5.50%, 12/01/17	2,590	2,914,723
Bank of Nova Scotia
0.75%, 10/09/15	2,000	2,003,936
0.95%, 03/15/16	1,000	1,004,263
1.10%, 12/13/16	1,500	1,504,013
1.25%, 04/11/17	1,500	1,503,072
1.30%, 07/21/17	5,000	5,001,393
1.38%, 07/15/16	1,600	1,615,832
1.45%, 04/25/18[a]	2,839	2,814,007
2.55%, 01/12/17[a]	5,929	6,131,838
2.90%, 03/29/16	1,964	2,032,269
4.38%, 01/13/21	2,034	2,257,731
Barclays Bank PLC
2.50%, 02/20/19[a]	7,950	8,074,883
5.00%, 09/22/16	2,563	2,771,821
5.13%, 01/08/20	3,095	3,494,680
5.14%, 10/14/20[a]	2,376	2,587,574
6.75%, 05/22/19	2,594	3,114,405
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	2,900	2,882,504
1.60%, 08/15/17 (Call 07/14/17)	1,567	1,568,316
2.15%, 03/22/17 (Call 02/22/17)	3,501	3,577,558
2.25%, 02/01/19 (Call 01/02/19)[a]	4,000	4,041,402
3.20%, 03/15/16 (Call 02/16/16)[a]	745	769,210

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

3.95%, 03/22/22 (Call 02/22/22)	$425	$451,703
4.90%, 06/30/17	200	215,649
5.20%, 12/23/15	1,989	2,098,290
5.25%, 11/01/19	1,100	1,235,536
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	5,000	5,199,685
BNP Paribas SA
1.25%, 12/12/16	600	601,735
2.38%, 09/14/17	4,900	5,010,620
2.40%, 12/12/18	500	503,656
2.45%, 03/17/19[a]	1,000	1,010,768
2.70%, 08/20/18[a]	4,610	4,718,413
3.25%, 03/03/23[a]	2,250	2,264,116
3.60%, 02/23/16	6,820	7,081,395
5.00%, 01/15/21	3,780	4,239,796
BPCE SA
2.50%, 12/10/18	5,000	5,071,115
2.50%, 07/15/19	3,500	3,509,608
4.00%, 04/15/24[a]	1,475	1,528,014
Branch Banking & Trust Co.
1.05%, 12/01/16 (Call 11/01/16)	4,000	4,006,748
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	5,650	5,670,037
2.35%, 12/11/15	2,147	2,194,716
Capital One Bank (USA) N.A.
2.95%, 07/23/21	2,000	2,000,497
Capital One Financial Corp.
1.00%, 11/06/15	3,700	3,706,016
2.45%, 04/24/19 (Call 03/24/19)	5,000	5,017,266
3.15%, 07/15/16	1,238	1,286,274
3.50%, 06/15/23	1,650	1,654,250
4.75%, 07/15/21	2,100	2,324,524
6.15%, 09/01/16	1,053	1,153,699
6.75%, 09/15/17	883	1,016,501
China Development Bank Corp.
5.00%, 10/15/15	1,500	1,563,949
Citigroup Inc.
1.30%, 04/01/16	5,500	5,527,480
1.30%, 11/15/16	6,000	6,007,641

Security	Principal (000s)	Value

1.35%, 03/10/17	$5,000	$4,988,874
1.75%, 05/01/18[a]	6,500	6,470,231
2.25%, 08/07/15	2,250	2,283,417
2.50%, 07/29/19	4,500	4,514,537
2.55%, 04/08/19	6,000	6,057,333
3.38%, 03/01/23	1,000	1,006,608
3.50%, 05/15/23[a]	6,000	5,878,185
3.88%, 10/25/23	500	517,518
3.95%, 06/15/16	3,032	3,185,824
4.05%, 07/30/22	4,000	4,132,575
4.45%, 01/10/17[a]	1,862	1,995,062
4.50%, 01/14/22[a]	3,185	3,475,501
4.59%, 12/15/15	550	575,695
5.30%, 01/07/16	2,200	2,325,250
5.38%, 08/09/20	1,738	1,983,351
5.50%, 02/15/17[a]	5,575	6,083,748
5.85%, 08/02/16	1,041	1,133,795
6.00%, 08/15/17	2,520	2,831,037
6.13%, 11/21/17	3,650	4,139,469
6.13%, 05/15/18	4,600	5,263,730
8.50%, 05/22/19	1,900	2,403,061
City National Corp.
5.25%, 09/15/20[a]	500	559,964
Comerica Bank
5.20%, 08/22/17	3,050	3,327,739
5.75%, 11/21/16	110	120,632
Commonwealth Bank of Australia
1.13%, 03/13/17	4,500	4,493,835
1.90%, 09/18/17	3,500	3,548,868
2.25%, 03/13/19	2,000	2,018,127
Compass Bank
6.40%, 10/01/17	320	349,139
Credit Suisse New York
1.38%, 05/26/17	750	750,096
2.30%, 05/28/19[a]	3,000	3,004,031
4.38%, 08/05/20	2,620	2,848,441
5.30%, 08/13/19	1,558	1,777,861
5.40%, 01/14/20	1,740	1,945,653
6.00%, 02/15/18	9,283	10,503,572
Deutsche Bank AG London
1.35%, 05/30/17	1,750	1,746,230
2.50%, 02/13/19[a]	2,650	2,689,191
3.25%, 01/11/16	2,298	2,374,016

96	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

3.70%, 05/30/24	$3,980	$4,026,940
4.30%, 05/24/28 (Call 05/24/23)[d]	5,000	4,917,777
6.00%, 09/01/17	2,920	3,291,209
Series 3FXD
1.40%, 02/13/17	1,000	1,002,642
Discover Bank
4.20%, 08/08/23	5,000	5,268,353
7.00%, 04/15/20	1,000	1,195,792
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	1,900	1,904,019
3.50%, 03/15/22 (Call 02/15/22)	300	311,476
3.63%, 01/25/16	1,565	1,628,184
4.30%, 01/16/24 (Call 12/16/23)[a]	1,000	1,048,782
4.50%, 06/01/18	880	955,768
5.45%, 01/15/17	950	1,034,089
Fifth Third Bank
1.15%, 11/18/16 (Call 10/18/16)[a]	4,000	4,011,678
2.38%, 04/25/19 (Call 03/25/19)	2,500	2,524,374
4.75%, 02/01/15	120	122,057
First Horizon National Corp.
5.38%, 12/15/15	1,400	1,470,417
First Republic Bank
2.38%, 06/17/19 (Call 05/17/19)	320	321,782
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	17,500	17,760,320
2.63%, 01/31/19	5,000	5,057,363
2.90%, 07/19/18	11,900	12,230,833
3.63%, 02/07/16	6,843	7,102,842
3.63%, 01/22/23	3,000	3,034,557
3.70%, 08/01/15	1,400	1,439,726
3.85%, 07/08/24 (Call 04/08/24)	5,000	5,094,482
4.00%, 03/03/24	10,100	10,369,278
5.25%, 07/27/21	2,600	2,930,344
5.35%, 01/15/16	2,433	2,581,987
5.38%, 03/15/20	1,330	1,501,688

Security	Principal (000s)	Value

5.63%, 01/15/17	$6,198	$6,768,711
5.75%, 10/01/16	3,331	3,641,076
5.75%, 01/24/22	1,600	1,853,637
5.95%, 01/18/18	2,970	3,346,411
6.00%, 06/15/20	2,100	2,439,713
6.15%, 04/01/18	4,356	4,955,412
6.25%, 09/01/17[a]	2,880	3,257,164
7.50%, 02/15/19	2,830	3,416,482
HSBC Bank (USA) N.A.
4.88%, 08/24/20	4,100	4,548,880
HSBC Holdings PLC
4.00%, 03/30/22	3,511	3,763,349
4.25%, 03/14/24	6,675	6,953,878
4.88%, 01/14/22	1,750	1,973,426
5.10%, 04/05/21	2,358	2,693,837
HSBC USA Inc.
1.63%, 01/16/18	4,500	4,509,615
2.25%, 06/23/19	10,000	10,050,083
3.50%, 06/23/24	1,500	1,533,105
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	1,900	1,902,349
2.20%, 04/01/19 (Call 03/01/19)	2,500	2,501,101
Intesa Sanpaolo SpA
2.38%, 01/13/17	500	505,813
3.13%, 01/15/16	2,500	2,563,863
3.88%, 01/16/18	6,000	6,291,193
3.88%, 01/15/19	1,500	1,567,801
5.25%, 01/12/24	2,975	3,264,072
J.P. Morgan Chase & Co.
1.35%, 02/15/17	7,000	7,003,356
1.63%, 05/15/18	3,300	3,275,888
1.80%, 01/25/18	5,500	5,512,701
2.00%, 08/15/17	1,900	1,925,151
2.35%, 01/28/19[a]	5,500	5,555,333
2.60%, 01/15/16	2,400	2,458,127
3.15%, 07/05/16	11,050	11,478,662
3.20%, 01/25/23	8,000	8,002,608
3.25%, 09/23/22	2,000	2,017,628
3.38%, 05/01/23	5,050	4,967,629
3.45%, 03/01/16	1,756	1,823,342
3.63%, 05/13/24	2,000	2,035,971

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

3.88%, 02/01/24[a]	$500	$519,593
4.25%, 10/15/20	2,010	2,169,403
4.35%, 08/15/21	3,850	4,197,974
4.40%, 07/22/20	5,950	6,480,624
4.50%, 01/24/22	5,700	6,225,607
4.63%, 05/10/21[a]	4,000	4,433,412
4.95%, 03/25/20	2,000	2,238,829
5.15%, 10/01/15	4,340	4,534,942
6.00%, 01/15/18	2,980	3,383,511
6.13%, 06/27/17	3,460	3,876,995
6.30%, 04/23/19	4,175	4,906,582
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	9,661	10,881,839
KeyBank N.A.
1.65%, 02/01/18	4,000	3,988,143
4.95%, 09/15/15	230	239,926
5.45%, 03/03/16	2,026	2,161,614
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	1,600	1,618,615
3.75%, 08/13/15	1,315	1,353,274
5.10%, 03/24/21[a]	1,649	1,878,624
KfW
0.50%, 09/30/15[a]	3,500	3,507,552
0.50%, 04/19/16[a]	17,400	17,418,244
0.63%, 12/15/16	5,000	4,991,507
0.75%, 03/17/17[a]	24,250	24,184,772
1.00%, 06/11/18[a]	6,000	5,912,713
1.25%, 10/26/15	3,000	3,031,786
1.25%, 10/05/16	8,700	8,812,483
1.25%, 02/15/17	5,200	5,253,120
1.88%, 04/01/19[a]	10,900	11,013,808
2.00%, 06/01/16	2,850	2,924,527
2.13%, 01/17/23	10,050	9,868,815
2.38%, 08/25/21	6,750	6,842,542
2.63%, 02/16/16	4,500	4,644,121
2.63%, 01/25/22	4,750	4,876,449
2.75%, 09/08/20[a]	1,850	1,930,931
2.75%, 10/01/20	12,400	12,918,868
4.00%, 01/27/20	6,398	7,093,710
4.50%, 07/16/18	1,747	1,948,206
4.88%, 01/17/17	9,850	10,789,563
4.88%, 06/17/19	5,290	6,059,528
5.13%, 03/14/16	1,400	1,500,537

Security	Principal (000s)	Value

Series G
4.38%, 03/15/18	$2,850	$3,150,676
Korea Development Bank (The)
1.50%, 01/22/18	3,500	3,454,534
3.00%, 09/14/22[a]	3,000	2,994,605
3.25%, 03/09/16	2,400	2,478,638
3.50%, 08/22/17	2,930	3,080,269
3.88%, 05/04/17	450	476,404
4.00%, 09/09/16	1,500	1,584,156
4.38%, 08/10/15	585	604,387
Korea Finance Corp.
4.63%, 11/16/21	3,000	3,316,796
Landwirtschaftliche Rentenbank
1.00%, 04/04/18[a]	5,100	5,043,509
1.38%, 10/23/19	9,650	9,450,958
1.88%, 09/17/18	2,500	2,538,307
2.13%, 07/15/16	1,550	1,595,638
2.50%, 02/15/16	2,000	2,059,724
4.88%, 11/16/15	650	685,159
5.00%, 11/08/16	2,330	2,545,865
5.13%, 02/01/17	500	551,319
Lloyds Bank PLC
4.20%, 03/28/17	1,990	2,137,760
4.88%, 01/21/16	1,741	1,840,751
6.38%, 01/21/21	1,917	2,330,912
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	1,500	1,485,243
2.25%, 07/25/19 (Call 06/25/19)	2,000	2,003,670
5.63%, 12/01/21 (Call 12/01/16)[d]	2,000	2,061,863
6.63%, 12/04/17	1,000	1,148,223
Mellon Funding Corp.
5.50%, 11/15/18	1,160	1,319,447
Morgan Stanley
1.75%, 02/25/16[a]	5,509	5,572,040
2.13%, 04/25/18[a]	8,300	8,350,966
2.38%, 07/23/19	3,000	2,992,450
2.50%, 01/24/19	13,050	13,185,943
3.75%, 02/25/23[a]	10,500	10,741,359
3.80%, 04/29/16	1,600	1,673,575
4.10%, 05/22/23	1,000	1,013,493

98	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.75%, 03/22/17	$4,000	$4,326,100
4.88%, 11/01/22	2,500	2,684,277
5.38%, 10/15/15	1,915	2,011,092
5.45%, 01/09/17	2,015	2,202,424
5.50%, 01/26/20	2,650	3,009,269
5.50%, 07/24/20	5,300	6,023,520
5.50%, 07/28/21	3,620	4,162,450
5.63%, 09/23/19	1,333	1,520,356
5.75%, 10/18/16	3,495	3,825,278
5.75%, 01/25/21	3,230	3,748,685
5.95%, 12/28/17	4,150	4,693,253
6.25%, 08/28/17[a]	1,714	1,938,926
6.63%, 04/01/18	3,624	4,191,254
7.30%, 05/13/19	2,650	3,208,048
Series F
5.55%, 04/27/17	3,300	3,641,134
MUFG Union Bank N.A.
2.13%, 06/16/17	4,500	4,588,974
3.00%, 06/06/16	2,000	2,075,069
5.95%, 05/11/16	2,410	2,607,298
National Australia Bank Ltd.
1.60%, 08/07/15	2,000	2,022,877
2.75%, 03/09/17	4,500	4,675,052
3.00%, 01/20/23	2,500	2,478,825
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	3,000	2,986,992
National City Bank of Indiana
4.25%, 07/01/18	220	237,841
National City Corp.
6.88%, 05/15/19	470	555,009
Northern Trust Corp.
3.38%, 08/23/21	2,075	2,188,507
3.45%, 11/04/20	2,115	2,245,500
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	3,000	2,973,584
2.00%, 06/03/16	4,800	4,924,649
4.88%, 02/16/16	3,580	3,809,798
5.00%, 04/25/17	2,300	2,544,489
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)[e]	3,000	2,948,215

Security	Principal (000s)	Value

3.80%, 07/25/23 (Call 06/25/23)[e]	$1,500	$1,562,176
4.88%, 09/21/17[e]	340	373,287
5.25%, 01/15/17[a,e]	290	316,669
6.00%, 12/07/17[a,e]	1,750	1,993,470
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[c,e]	3,400	3,333,765
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[e]	1,693	1,751,230
3.30%, 03/08/22 (Call 02/06/22)[e]	1,862	1,910,823
4.25%, 09/21/15[e]	2,250	2,336,982
4.38%, 08/11/20[e]	5,042	5,564,192
5.13%, 02/08/20[e]	1,391	1,584,631
5.25%, 11/15/15[e]	807	848,775
5.63%, 02/01/17[e]	1,750	1,908,008
Rabobank Nederland
2.13%, 10/13/15	577	586,965
2.25%, 01/14/19	5,000	5,068,874
3.38%, 01/19/17	11,551	12,156,208
3.88%, 02/08/22	3,060	3,269,799
3.95%, 11/09/22	1,000	1,024,929
4.50%, 01/11/21	2,160	2,391,743
4.63%, 12/01/23	4,500	4,792,354
Royal Bank of Canada
0.80%, 10/30/15	5,500	5,516,495
0.85%, 03/08/16	1,000	1,002,700
1.20%, 01/23/17	2,500	2,510,611
1.45%, 09/09/16	2,200	2,223,259
1.50%, 01/16/18	2,100	2,097,265
2.15%, 03/15/19	5,000	5,043,307
2.20%, 07/27/18	1,000	1,016,545
2.30%, 07/20/16	140	143,813
2.63%, 12/15/15	1,742	1,787,873
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	1,500	1,508,863
2.55%, 09/18/15	1,200	1,221,334
3.95%, 09/21/15	979	1,011,125
4.38%, 03/16/16	2,106	2,213,760
4.88%, 03/16/15	720	736,079

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

5.63%, 08/24/20	$2,370	$2,712,512
6.13%, 01/11/21	2,320	2,740,552
6.40%, 10/21/19[a]	2,233	2,617,560
Royal Bank of Scotland NV
4.65%, 06/04/18	1,050	1,101,960
Santander Bank N.A.
8.75%, 05/30/18	250	301,858
Societe Generale SA
2.63%, 10/01/18[a]	2,500	2,556,051
2.75%, 10/12/17	1,500	1,549,403
State Street Corp.
2.88%, 03/07/16	1,041	1,077,649
3.10%, 05/15/23[a]	2,200	2,182,463
3.70%, 11/20/23[a]	2,350	2,461,222
4.38%, 03/07/21	810	903,629
4.96%, 03/15/18	500	548,103
5.25%, 10/15/18	1,000	1,129,248
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	5,500	5,467,640
3.20%, 07/18/22	2,750	2,804,719
3.40%, 07/11/24[a]	2,000	2,042,855
3.95%, 01/10/24	2,750	2,928,116
SunTrust Bank
1.35%, 02/15/17 (Call 01/15/17)	2,500	2,501,166
2.75%, 05/01/23 (Call 04/01/23)	500	485,468
5.00%, 09/01/15	62	64,575
7.25%, 03/15/18	700	812,203
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	200	202,027
3.50%, 01/20/17 (Call 12/20/16)	850	888,926
3.60%, 04/15/16 (Call 03/15/16)	1,931	2,012,586
6.00%, 09/11/17	1,350	1,512,101
SVB Financial Group
5.38%, 09/15/20[a]	150	168,401
Svenska Handelsbanken AB
2.50%, 01/25/19[a]	5,000	5,094,243
2.88%, 04/04/17	2,564	2,671,245
3.13%, 07/12/16	2,010	2,095,090

Security	Principal (000s)	Value

Toronto-Dominion Bank (The)
1.13%, 05/02/17	$4,350	$4,335,749
1.40%, 04/30/18	4,500	4,452,279
2.38%, 10/19/16	2,845	2,935,227
2.50%, 07/14/16	3,025	3,123,589
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	4,100	4,150,664
2.20%, 11/15/16 (Call 10/14/16)	1,171	1,204,356
2.20%, 04/25/19 (Call 03/25/19)	1,500	1,511,742
2.95%, 07/15/22 (Call 06/15/22)	3,163	3,139,791
3.00%, 03/15/22 (Call 02/15/22)	1,163	1,178,146
3.44%, 02/01/16	1,100	1,136,564
3.70%, 01/30/24 (Call 12/29/23)	2,300	2,406,232
4.13%, 05/24/21 (Call 04/23/21)	3,251	3,552,672
UBS AG Stamford
2.38%, 08/14/19	5,500	5,521,846
4.88%, 08/04/20	4,390	4,922,358
5.75%, 04/25/18	3,115	3,548,938
5.88%, 12/20/17	1,675	1,901,522
7.00%, 10/15/15	100	106,373
7.38%, 06/15/17	120	134,967
Series 10
5.88%, 07/15/16	2,318	2,513,883
UBS Preferred Funding Trust V
Series 1
6.24%, 05/29/49 (Call 05/15/16)[a,d]	2,000	2,090,000
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	3,897	4,263,158
5.75%, 06/15/17	5,555	6,229,779
5.75%, 02/01/18	4,530	5,136,472
Wells Fargo & Co.
1.50%, 01/16/18[a]	3,500	3,484,003
2.10%, 05/08/17	2,450	2,506,130
2.13%, 04/22/19	3,500	3,499,254
2.63%, 12/15/16[a]	3,500	3,627,463

100	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

3.00%, 01/22/21	$6,850	$6,979,592
3.50%, 03/08/22	2,680	2,790,639
3.68%, 06/15/16[c]	2,420	2,541,129
4.60%, 04/01/21	8,220	9,179,553
5.13%, 09/15/16	1,000	1,079,005
5.63%, 12/11/17	2,682	3,027,144
Series M
3.45%, 02/13/23[a]	3,545	3,566,887
Wells Fargo Bank N.A.
5.00%, 08/15/15	340	354,663
5.60%, 03/15/16	100	107,213
5.75%, 05/16/16	3,580	3,869,744
6.00%, 11/15/17	3,279	3,721,368
Westpac Banking Corp.
1.20%, 05/19/17	5,250	5,244,382
1.60%, 01/12/18[a]	3,000	3,001,001
2.00%, 08/14/17	3,495	3,557,475
2.25%, 07/30/18	5,700	5,787,911
2.25%, 01/17/19[a]	1,000	1,012,117
3.00%, 08/04/15	1,029	1,053,955
3.00%, 12/09/15	1,499	1,545,080
4.63%, 06/01/18	580	622,554
4.88%, 11/19/19	1,520	1,699,454
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	1,000	1,039,717

		1,424,212,164
BEVERAGES — 2.01%
Anheuser-Busch Companies LLC
5.00%, 03/01/19	220	247,565
5.05%, 10/15/16	270	293,075
5.50%, 01/15/18	5,530	6,231,352
5.60%, 03/01/17[a]	250	277,143
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	2,500	2,508,591
1.25%, 01/17/18	2,200	2,184,128
2.15%, 02/01/19[a]	6,600	6,672,455
2.63%, 01/17/23	8,300	8,127,974
3.70%, 02/01/24	2,550	2,672,955
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	500	502,743

Security	Principal (000s)	Value

2.50%, 07/15/22	$1,000	$978,555
2.88%, 02/15/16[a]	1,095	1,132,326
4.38%, 02/15/21	795	880,585
5.00%, 04/15/20	298	337,349
5.38%, 01/15/20	2,655	3,062,449
7.75%, 01/15/19	1,788	2,204,514
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	1,250	1,246,137
5.38%, 01/15/16	531	562,042
Bottling Group LLC
5.13%, 01/15/19	733	828,437
5.50%, 04/01/16	1,324	1,425,613
Brown-Forman Corp.
2.50%, 01/15/16	1,200	1,231,590
Coca-Cola Co. (The)
1.15%, 04/01/18	500	494,441
1.50%, 11/15/15	140	141,645
1.65%, 03/14/18	1,536	1,547,631
1.80%, 09/01/16	5,714	5,833,902
2.45%, 11/01/20[a]	5,000	5,028,587
2.50%, 04/01/23	4,000	3,892,448
3.15%, 11/15/20	2,204	2,302,670
3.20%, 11/01/23	1,500	1,528,041
3.30%, 09/01/21	1,085	1,137,914
5.35%, 11/15/17	3,000	3,370,126
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	200	203,999
2.13%, 09/15/15	1,350	1,370,991
3.25%, 08/19/21 (Call 05/19/21)[a]	200	203,326
3.50%, 09/15/20	1,100	1,141,284
4.50%, 09/01/21 (Call 06/01/21)	1,284	1,410,383
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	1,950	1,962,944
Coca-Cola HBC Finance BV
5.50%, 09/17/15	180	188,450
Diageo Capital PLC
1.13%, 04/29/18	225	221,453
1.50%, 05/11/17	4,208	4,249,182
2.63%, 04/29/23 (Call 01/29/23)	2,500	2,427,924

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.83%, 07/15/20	$2,150	$2,425,534
5.50%, 09/30/16	1,310	1,434,747
5.75%, 10/23/17	1,053	1,194,103
Diageo Finance BV
5.30%, 10/28/15	1,613	1,700,925
Diageo Investment Corp.
2.88%, 05/11/22	896	897,192
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20	1,600	1,552,953
2.60%, 01/15/19	180	182,836
2.70%, 11/15/22 (Call 08/15/22)	1,000	971,525
2.90%, 01/15/16	1,220	1,255,379
3.20%, 11/15/21 (Call 08/15/21)	180	183,546
Molson Coors Brewing Co.
2.00%, 05/01/17	1,300	1,321,021
3.50%, 05/01/22	500	513,702
PepsiAmericas Inc.
5.00%, 05/15/17	180	197,848
PepsiCo Inc.
0.70%, 08/13/15	938	941,101
0.95%, 02/22/17	3,000	2,996,339
1.25%, 08/13/17	2,100	2,103,030
2.25%, 01/07/19 (Call 12/07/18)	500	508,588
2.50%, 05/10/16	1,915	1,976,105
2.75%, 03/05/22	2,896	2,891,064
2.75%, 03/01/23	3,100	3,054,775
3.00%, 08/25/21	2,965	3,020,260
3.60%, 03/01/24 (Call 12/01/23)	4,400	4,584,767
4.50%, 01/15/20	1,396	1,550,370
5.00%, 06/01/18	1,215	1,361,466
7.90%, 11/01/18	1,045	1,291,227

		122,375,322
BIOTECHNOLOGY — 0.77%
Amgen Inc.
1.25%, 05/22/17	5,800	5,792,230
2.13%, 05/15/17	2,534	2,586,659
2.20%, 05/22/19 (Call 04/22/19)	2,500	2,497,777
2.30%, 06/15/16	1,850	1,897,811

Security	Principal (000s)	Value

2.50%, 11/15/16	$1,496	$1,543,787
3.63%, 05/22/24 (Call 02/22/24)	2,000	2,036,941
3.88%, 11/15/21 (Call 08/15/21)	3,920	4,173,084
4.10%, 06/15/21 (Call 03/15/21)	1,688	1,824,019
4.50%, 03/15/20	2,125	2,332,053
5.70%, 02/01/19	1,593	1,827,164
5.85%, 06/01/17	102	113,760
6.15%, 06/01/18	1,000	1,154,287
Biogen Idec Inc.
6.88%, 03/01/18	750	868,327
Celgene Corp.
1.90%, 08/15/17	1,700	1,720,568
2.25%, 05/15/19	2,500	2,497,788
2.45%, 10/15/15	200	203,631
3.25%, 08/15/22	1,500	1,505,712
3.63%, 05/15/24 (Call 02/15/24)[a]	500	509,219
3.95%, 10/15/20	1,850	1,972,154
Gilead Sciences Inc.
2.05%, 04/01/19	4,300	4,309,409
3.05%, 12/01/16	395	412,778
3.70%, 04/01/24 (Call 01/01/24)	2,000	2,082,555
4.40%, 12/01/21 (Call 09/01/21)	1,824	2,012,573
4.50%, 04/01/21 (Call 01/01/21)	674	747,293

		46,621,579
BUILDING MATERIALS — 0.12%
CRH America Inc.
4.13%, 01/15/16[a]	600	625,728
6.00%, 09/30/16	1,382	1,516,955
8.13%, 07/15/18	2,000	2,438,338
Martin Marietta Materials Inc.
6.60%, 04/15/18	250	284,443
Owens Corning Inc.
6.50%, 12/01/16[a]	1,240	1,369,901
9.00%, 06/15/19	940	1,169,824

		7,405,189

102	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

CHEMICALS — 1.68%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	$300	$296,924
3.50%, 06/01/23 (Call 03/01/23)[a]	2,600	2,616,110
Air Products & Chemicals Inc.
1.20%, 10/15/17	900	896,430
3.35%, 07/31/24 (Call 04/30/24)	2,000	2,022,243
Air Products and Chemicals Inc.
2.00%, 08/02/16	715	731,708
3.00%, 11/03/21	1,300	1,318,005
4.38%, 08/21/19	250	275,853
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	1,750	1,719,122
3.65%, 07/15/24 (Call 04/15/24)	1,800	1,838,789
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	1,000	1,078,296
Cabot Corp.
3.70%, 07/15/22	1,500	1,520,930
5.00%, 10/01/16[a]	125	134,123
CF Industries Inc.
6.88%, 05/01/18	4,000	4,667,490
7.13%, 05/01/20	975	1,188,805
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	1,288	1,274,287
Dow Chemical Co. (The)
2.50%, 02/15/16	1,066	1,092,624
3.00%, 11/15/22 (Call 08/15/22)	2,000	1,976,221
4.13%, 11/15/21 (Call 08/15/21)	2,384	2,558,159
4.25%, 11/15/20 (Call 08/15/20)	2,429	2,632,112
5.70%, 05/15/18	1,210	1,372,822
8.55%, 05/15/19	1,707	2,174,044
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	1,500	1,550,232

Security	Principal (000s)	Value

2.80%, 02/15/23	$5,588	$5,511,093
4.25%, 04/01/21	500	549,764
4.63%, 01/15/20	1,195	1,335,292
5.75%, 03/15/19	300	348,302
6.00%, 07/15/18	1,411	1,637,434
Eastman Chemical Co.
2.40%, 06/01/17	1,400	1,434,568
3.60%, 08/15/22 (Call 05/15/22)	2,612	2,689,150
4.50%, 01/15/21 (Call 10/15/20)	350	378,244
Ecolab Inc.
1.45%, 12/08/17	1,000	997,451
3.00%, 12/08/16	3,232	3,371,378
4.35%, 12/08/21	1,562	1,714,233
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	731,325
4.10%, 02/01/24 (Call 11/01/23)	1,000	1,051,098
Lubrizol Corp.
8.88%, 02/01/19	926	1,179,403
LYB International Finance BV
4.00%, 07/15/23	4,020	4,252,154
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	3,200	3,560,333
5.75%, 04/15/24 (Call 01/15/24)	500	592,513
Monsanto Co.
2.13%, 07/15/19	4,910	4,915,668
2.75%, 04/15/16	900	929,541
3.38%, 07/15/24 (Call 04/15/24)	830	843,639
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)[a]	840	880,074
4.25%, 11/15/23 (Call 08/15/23)	1,000	1,065,519
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	1,100	1,161,541
3.63%, 03/15/24 (Call 12/15/23)	2,475	2,559,940

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

3.75%, 09/30/15	$140	$144,756
4.88%, 03/30/20	105	118,674
6.50%, 05/15/19	355	422,525
PPG Industries Inc.
1.90%, 01/15/16	225	228,305
3.60%, 11/15/20	2,200	2,316,283
6.65%, 03/15/18	884	1,028,049
Praxair Inc.
1.25%, 11/07/18	1,050	1,028,088
2.45%, 02/15/22 (Call 11/15/21)[a]	2,238	2,196,674
2.70%, 02/21/23 (Call 11/21/22)[a]	3,000	2,956,251
3.25%, 09/15/15	1,500	1,543,623
4.05%, 03/15/21	800	873,092
5.20%, 03/15/17	450	495,829
5.38%, 11/01/16	270	295,674
Rohm and Haas Co.
6.00%, 09/15/17	2,071	2,341,542
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,200	1,181,791
6.13%, 10/15/19	1,180	1,360,517
Sherwin-Williams Co. (The)
1.35%, 12/15/17	2,500	2,493,581
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	1,050	1,096,144
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	1,200	1,284,156
7.25%, 06/15/19	150	179,269
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	402,782

		102,612,591
COMMERCIAL SERVICES — 0.54%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)[a]	2,050	2,241,951
Catholic Health Initiatives
1.60%, 11/01/17	2,700	2,699,980

Security	Principal (000s)	Value

Cornell University
5.45%, 02/01/19	$750	$859,886
Emory University
5.63%, 09/01/19	1,000	1,165,473
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,300	1,279,983
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	950	961,484
MasterCard Inc.
2.00%, 04/01/19	3,375	3,377,981
3.38%, 04/01/24	1,250	1,278,783
McGraw Hill Financial Inc.
5.90%, 11/15/17[a]	1,225	1,350,535
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)[a]	3,000	3,237,663
5.50%, 09/01/20	800	908,155
Princeton University
Series A
4.95%, 03/01/19	2,290	2,587,811
Stanford University
4.75%, 05/01/19	318	357,986
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	2,000	2,023,605
3.75%, 08/15/21 (Call 06/15/21)	745	760,890
4.25%, 08/15/24 (Call 05/15/24)	1,000	1,025,197
Trustees of Dartmouth College
4.75%, 06/01/19	500	561,524
Vanderbilt University
5.25%, 04/01/19	750	855,539
Verisk Analytics Inc.
4.13%, 09/12/22	800	824,815
Western Union Co. (The)
2.38%, 12/10/15	1,300	1,321,399
3.65%, 08/22/18	1,250	1,310,854
5.25%, 04/01/20[a]	500	548,884
5.93%, 10/01/16	1,400	1,526,085

		33,066,463

104	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

COMPUTERS — 1.88%
Apple Inc.
0.45%, 05/03/16	$2,700	$2,696,359
1.00%, 05/03/18	5,350	5,243,530
1.05%, 05/05/17[a]	5,000	5,003,936
2.10%, 05/06/19[a]	4,500	4,532,098
2.40%, 05/03/23	7,100	6,831,886
2.85%, 05/06/21	5,500	5,591,928
3.45%, 05/06/24	2,275	2,336,232
Computer Sciences Corp.
2.50%, 09/15/15	950	965,471
4.45%, 09/15/22	1,700	1,796,991
6.50%, 03/15/18	810	927,367
EMC Corp.
1.88%, 06/01/18	288	288,781
2.65%, 06/01/20[a]	2,250	2,267,975
3.38%, 06/01/23 (Call 03/01/23)	6,000	6,052,922
Hewlett-Packard Co.
2.20%, 12/01/15	1,200	1,221,284
2.60%, 09/15/17	2,800	2,888,619
2.65%, 06/01/16	1,396	1,437,054
2.75%, 01/14/19	1,000	1,024,057
3.00%, 09/15/16	4,018	4,174,714
3.30%, 12/09/16	1,862	1,949,750
3.75%, 12/01/20	3,316	3,481,844
4.05%, 09/15/22	500	525,372
4.30%, 06/01/21	790	851,037
4.38%, 09/15/21	2,950	3,190,983
4.65%, 12/09/21[a]	3,703	4,077,706
5.50%, 03/01/18	447	503,350
International Business Machines Corp.
1.25%, 02/06/17	2,308	2,322,926
1.25%, 02/08/18	2,200	2,186,793
1.63%, 05/15/20[a]	2,400	2,317,621
1.88%, 08/01/22	2,500	2,340,999
1.95%, 07/22/16	1,875	1,919,281
2.00%, 01/05/16	1,992	2,033,306
2.90%, 11/01/21	4,800	4,926,672
3.38%, 08/01/23	2,000	2,051,122
3.63%, 02/12/24[a]	2,750	2,857,064
5.70%, 09/14/17	2,150	2,430,027

Security	Principal (000s)	Value

7.63%, 10/15/18	$2,179	$2,673,283
8.38%, 11/01/19	3,302	4,301,985
Lexmark International Inc.
5.13%, 03/15/20[a]	1,350	1,465,260
6.65%, 06/01/18[a]	550	613,023
NetApp Inc.
2.00%, 12/15/17	2,750	2,777,132
3.38%, 06/15/21 (Call 04/15/21)	845	854,972
Seagate HDD Cayman
3.75%, 11/15/18	3,000	3,071,250
4.75%, 06/01/23[a]	1,200	1,233,000
4.75%, 01/01/25	1,750	1,785,000
Seagate Technology HDD Holdings
6.80%, 10/01/16[a]	202	222,200

		114,244,162
COSMETICS & PERSONAL CARE — 0.42%
Avon Products Inc.
2.38%, 03/15/16	1,050	1,061,980
4.20%, 07/15/18	700	706,962
4.60%, 03/15/20	1,000	1,018,599
5.00%, 03/15/23[a]	1,500	1,505,629
6.50%, 03/01/19[a]	1,100	1,197,142
Colgate-Palmolive Co.
1.30%, 01/15/17	1,200	1,204,757
1.75%, 03/15/19	2,000	1,993,957
2.30%, 05/03/22	1,500	1,474,481
2.63%, 05/01/17	500	520,920
3.15%, 08/05/15	1,340	1,374,708
5.20%, 11/07/16	750	809,858
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	450	430,194
Procter & Gamble Co. (The)
1.45%, 08/15/16	3,013	3,059,107
1.60%, 11/15/18[a]	2,250	2,248,198
1.80%, 11/15/15	2,709	2,750,576
2.30%, 02/06/22	1,500	1,477,224
4.70%, 02/15/19	2,223	2,500,903
4.85%, 12/15/15	210	221,801

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Series A
9.36%, 01/01/21	$91	$114,768

		25,671,764
DISTRIBUTION & WHOLESALE — 0.06%
Arrow Electronics Inc.
3.38%, 11/01/15	1,000	1,026,631
4.50%, 03/01/23 (Call 12/01/22)	1,500	1,574,337
6.00%, 04/01/20[a]	125	141,944
Ingram Micro Inc.
5.25%, 09/01/17	700	766,352

		3,509,264
DIVERSIFIED FINANCIAL SERVICES — 4.71%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[a]	500	508,103
3.88%, 04/01/21 (Call 03/01/21)	1,650	1,673,150
4.75%, 03/01/20	2,600	2,785,563
Alterra Finance LLC
6.25%, 09/30/20	400	467,647
American Express Co.
2.65%, 12/02/22	5,200	5,095,596
5.50%, 09/12/16	2,340	2,550,086
6.15%, 08/28/17	3,695	4,192,327
6.80%, 09/01/66 (Call 09/01/16)[d]	1,322	1,434,370
7.00%, 03/19/18	3,000	3,537,561
American Express Credit Corp.
2.13%, 03/18/19	4,500	4,501,029
2.38%, 03/24/17[a]	3,600	3,708,317
2.75%, 09/15/15	5,000	5,117,944
2.80%, 09/19/16	2,574	2,669,316
Ameriprise Financial Inc.
4.00%, 10/15/23	430	455,435
5.30%, 03/15/20	2,250	2,565,264
5.65%, 11/15/15	825	872,682
7.30%, 06/28/19	135	165,518
Ameritech Capital Funding Corp.
6.45%, 01/15/18	1,420	1,615,585
Associates Corp. of North America
6.95%, 11/01/18	2,580	3,054,010

Security	Principal (000s)	Value

Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
4.65%, 07/02/18	$385	$421,893
5.30%, 10/30/15	111	116,786
5.55%, 01/22/17	902	986,374
6.40%, 10/02/17	2,975	3,391,673
7.25%, 02/01/18	8,863	10,437,261
Capital One Bank (USA) N.A.
1.30%, 06/05/17 (Call 05/05/17)	450	449,409
2.25%, 02/13/19 (Call 01/13/19)	2,000	2,005,010
3.38%, 02/15/23	2,000	1,986,842
8.80%, 07/15/19	2,643	3,378,512
Charles Schwab Corp. (The)
3.23%, 09/01/22	1,360	1,377,239
4.45%, 07/22/20	1,500	1,661,920
CME Group Inc.
3.00%, 09/15/22	5,000	5,012,300
Countrywide Financial Corp.
6.25%, 05/15/16	990	1,072,002
Credit Suisse (USA) Inc.
5.13%, 08/15/15	1,143	1,193,091
5.38%, 03/02/16[a]	1,089	1,157,336
5.85%, 08/16/16	1,500	1,640,386
Discover Financial Services
3.85%, 11/21/22	1,000	1,021,528
5.20%, 04/27/22	1,300	1,441,223
6.45%, 06/12/17	475	535,592
Eaton Vance Corp.
6.50%, 10/02/17	1,250	1,420,322
Ford Motor Credit Co. LLC
1.50%, 01/17/17	3,500	3,509,774
1.70%, 05/09/16	500	505,247
2.38%, 01/16/18	4,500	4,579,930
2.50%, 01/15/16	3,000	3,064,427
2.88%, 10/01/18[a]	4,500	4,632,253
3.00%, 06/12/17	4,596	4,772,789
4.25%, 02/03/17	3,292	3,511,396
4.25%, 09/20/22	4,800	5,132,258
5.00%, 05/15/18	2,429	2,682,484
5.63%, 09/15/15	3,000	3,151,985
6.63%, 08/15/17	1,792	2,044,774

106	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

8.00%, 12/15/16[a]	$2,527	$2,900,016
8.13%, 01/15/20	1,292	1,640,293
Franklin Resources Inc.
1.38%, 09/15/17	1,900	1,896,899
2.80%, 09/15/22	900	886,254
4.63%, 05/20/20	350	390,987
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[d]	1,250	1,387,500
General Electric Capital Corp.
1.00%, 12/11/15	500	502,726
1.00%, 01/08/16	6,950	6,985,412
1.25%, 05/15/17 (Call 04/13/17)	4,000	4,011,303
1.63%, 04/02/18	7,000	7,023,189
2.25%, 11/09/15	4,700	4,793,347
2.30%, 04/27/17	6,500	6,689,727
2.30%, 01/14/19[a]	500	509,829
2.90%, 01/09/17	8,250	8,608,054
2.95%, 05/09/16	3,292	3,417,761
3.10%, 01/09/23	7,230	7,253,517
3.15%, 09/07/22	5,400	5,470,692
3.35%, 10/17/16	3,690	3,878,395
4.38%, 09/21/15	2,000	2,084,280
4.38%, 09/16/20	1,020	1,122,435
4.63%, 01/07/21	3,230	3,615,455
4.65%, 10/17/21	4,130	4,624,645
5.00%, 01/08/16	1,785	1,890,119
5.30%, 02/11/21	1,735	1,992,937
5.38%, 10/20/16	899	982,689
5.40%, 02/15/17	980	1,080,049
5.50%, 01/08/20[a]	4,640	5,366,027
5.63%, 09/15/17	5,770	6,490,937
5.63%, 05/01/18	2,250	2,561,756
6.00%, 08/07/19	1,910	2,250,500
Series A
5.55%, 05/04/20	2,000	2,324,293
6.90%, 09/15/15	330	352,139
Series GMTN
6.38%, 11/15/67 (Call 11/15/17)[d]	1,550	1,720,500

Security	Principal (000s)	Value

HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[d]	$2,000	$2,060,000
HSBC Finance Corp.
5.50%, 01/19/16[a]	1,600	1,698,626
6.68%, 01/15/21	1,863	2,230,540
Intercontinental Exchange Inc.
4.00%, 10/15/23	2,500	2,647,879
International Lease Finance Corp.
7.13%, 09/01/18	5,000	5,725,000
Invesco Finance PLC
4.00%, 01/30/24	1,500	1,584,928
Jefferies Group LLC
3.88%, 11/09/15	800	824,491
5.13%, 04/13/18	2,006	2,187,709
5.13%, 01/20/23	1,500	1,609,734
5.50%, 03/15/16	1,450	1,541,538
6.88%, 04/15/21	568	669,916
8.50%, 07/15/19	2,050	2,555,368
Lazard Group LLC
6.85%, 06/15/17	2,100	2,376,073
Legg Mason Inc.
2.70%, 07/15/19	185	186,347
3.95%, 07/15/24	1,090	1,112,725
Murray Street Investment Trust I
4.65%, 03/09/17[c]	1,900	2,043,041
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	120	131,472
5.55%, 01/15/20	2,626	2,898,323
National Rural Utilities Cooperative Finance Corp.
1.90%, 11/01/15	1,100	1,115,680
2.15%, 02/01/19 (Call 01/01/19)[a]	1,600	1,603,323
3.05%, 03/01/16	1,000	1,033,922
3.05%, 02/15/22 (Call 11/15/21)	600	608,743
3.40%, 11/15/23 (Call 08/15/23)	500	513,017
3.88%, 09/16/15	950	984,067
5.45%, 02/01/18[a]	1,000	1,124,317
10.38%, 11/01/18	2,550	3,397,195

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Nomura Holdings Inc.
2.00%, 09/13/16	$2,060	$2,085,059
4.13%, 01/19/16	1,675	1,745,038
6.70%, 03/04/20	2,522	3,019,479
ORIX Corp.
5.00%, 01/12/16	1,461	1,540,544
Raymond James Financial Inc.
4.25%, 04/15/16	350	367,263
8.60%, 08/15/19	200	252,059
Stifel Financial Corp.
4.25%, 07/18/24	250	253,514
TD Ameritrade Holding Corp.
5.60%, 12/01/19	500	575,808
XTRA Finance Corp.
5.15%, 04/01/17	250	272,435

		286,543,354
ELECTRIC — 4.03%
Alabama Power Co.
0.55%, 10/15/15	1,450	1,450,468
5.50%, 10/15/17	190	213,341
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	1,100	1,094,097
6.13%, 11/15/17	1,150	1,317,380
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	1,200	1,203,734
2.95%, 12/15/22 (Call 09/15/22)	1,000	983,667
Appalachian Power Co.
7.95%, 01/15/20	900	1,143,053
Series K
5.00%, 06/01/17	150	164,387
Arizona Public Service Co.
6.25%, 08/01/16	260	286,680
8.75%, 03/01/19	250	320,540
Avista Corp.
5.13%, 04/01/22	985	1,137,176
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	1,500	1,486,737
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	4,150	4,132,373

Security	Principal (000s)	Value

5.75%, 04/01/18	$1,383	$1,573,297
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,250	1,204,473
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	770	915,021
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)	625	651,172
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	1,175	1,199,500
2.15%, 01/15/19 (Call 12/15/18)	500	504,102
3.40%, 09/01/21 (Call 06/01/21)	1,500	1,571,492
5.80%, 03/15/18	440	502,197
Series 104
5.95%, 08/15/16	210	230,938
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,500	1,453,995
5.65%, 05/01/18	1,025	1,165,579
Series 09-A
5.50%, 02/01/19	300	340,503
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	1,200	1,309,961
5.85%, 04/01/18	700	799,262
7.13%, 12/01/18	1,474	1,777,612
Series 05-C
5.38%, 12/15/15	1,320	1,399,537
Series 06-D
5.30%, 12/01/16	140	153,289
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	3,000	3,339,621
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	925	957,502

108	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

5.15%, 02/15/17	$1,230	$1,350,982
5.65%, 09/15/18	250	286,075
5.65%, 04/15/20	280	327,914
6.13%, 03/15/19	750	881,824
6.70%, 09/15/19	2,975	3,608,681
Series P
5.50%, 08/15/16	94	102,495
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	1,000	1,055,753
3.90%, 06/01/21 (Call 03/01/21)	750	810,512
Dominion Resources Inc.
1.25%, 03/15/17	4,400	4,407,675
1.95%, 08/15/16	1,100	1,121,453
2.25%, 09/01/15	3,200	3,251,884
4.45%, 03/15/21	950	1,046,922
5.20%, 08/15/19[a]	210	237,950
6.40%, 06/15/18	750	872,206
8.88%, 01/15/19	850	1,081,589
Series A
5.60%, 11/15/16	180	197,595
Series B
2.75%, 09/15/22 (Call 06/15/22)[a]	240	235,820
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	1,000	1,049,253
6.35%, 06/01/16	210	230,090
Series C
3.50%, 06/01/24 (Call 03/01/24)	1,850	1,877,612
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	1,660	1,797,795
5.30%, 10/01/15	180	189,179
7.00%, 11/15/18	1,180	1,419,463
Duke Energy Corp.
1.63%, 08/15/17	5,300	5,349,772
2.15%, 11/15/16	1,000	1,028,538
3.05%, 08/15/22 (Call 05/15/22)	1,000	1,003,755
3.55%, 09/15/21 (Call 06/15/21)	1,900	1,994,148

Security	Principal (000s)	Value

3.75%, 04/15/24 (Call 01/15/24)	$470	$488,265
5.05%, 09/15/19	500	562,792
6.25%, 06/15/18	740	855,072
Duke Energy Florida Inc.
3.10%, 08/15/21 (Call 05/15/21)	560	577,300
4.55%, 04/01/20	65	72,119
5.10%, 12/01/15	260	274,106
5.65%, 06/15/18	633	721,365
Duke Energy Indiana Inc.
3.75%, 07/15/20	1,100	1,178,394
6.05%, 06/15/16	500	545,294
Duke Energy Ohio Inc.
5.45%, 04/01/19[a]	300	343,697
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	2,000	2,004,644
3.00%, 09/15/21 (Call 06/15/21)	1,000	1,028,201
5.30%, 01/15/19	950	1,080,617
Edison International
3.75%, 09/15/17	800	850,080
Enersis SA
7.40%, 12/01/16	1,250	1,388,437
Entergy Arkansas Inc.
3.05%, 06/01/23 (Call 03/01/23)	1,000	998,045
3.75%, 02/15/21 (Call 11/15/20)	850	905,937
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	1,000	1,072,200
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	550	628,446
Entergy Texas Inc.
7.13%, 02/01/19	2,205	2,652,458
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	1,800	1,888,845
4.25%, 06/15/22 (Call 03/15/22)	1,000	1,042,891
5.20%, 10/01/19	1,200	1,341,604

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

6.20%, 10/01/17[a]	$1,000	$1,132,021
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	1,500	1,656,782
Florida Power & Light Co.
5.55%, 11/01/17[a]	1,295	1,465,179
Georgia Power Co.
0.75%, 08/10/15	1,050	1,052,748
2.85%, 05/15/22[a]	1,000	1,000,301
4.25%, 12/01/19	1,000	1,100,068
5.40%, 06/01/18	300	338,990
Series 12D
0.63%, 11/15/15	1,550	1,548,214
Series Z
5.25%, 12/15/15	190	200,891
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	350	386,993
5.29%, 06/15/22 (Call 03/15/22)[a,c]	950	1,082,506
Hydro-Quebec
1.38%, 06/19/17	2,850	2,875,214
2.00%, 06/30/16	2,900	2,974,786
8.40%, 01/15/22	580	771,900
9.40%, 02/01/21	200	273,563
Indiana Michigan Power Co.
7.00%, 03/15/19	1,950	2,350,357
Series J
3.20%, 03/15/23 (Call 12/15/22)	500	501,991
Integrys Energy Group Inc.
4.17%, 11/01/20	500	535,033
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	495	500,355
Jersey Central Power & Light Co.
5.63%, 05/01/16	505	541,572
5.65%, 06/01/17	1,300	1,438,094
7.35%, 02/01/19[a]	1,000	1,200,676
Kansas City Power & Light Co.
5.85%, 06/15/17	1,000	1,118,061
6.38%, 03/01/18	100	114,939
7.15%, 04/01/19	550	672,109

Security	Principal (000s)	Value

Kentucky Utilities Co.
1.63%, 11/01/15	$1,300	$1,314,384
3.25%, 11/01/20 (Call 08/01/20)	600	626,639
LG&E and KU Energy LLC
2.13%, 11/15/15	1,100	1,116,500
3.75%, 11/15/20 (Call 08/15/20)[a]	300	316,045
4.38%, 10/01/21 (Call 07/01/21)	1,450	1,570,950
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	252,858
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)[a]	1,622	1,714,925
5.30%, 03/15/18	850	959,046
Mississippi Power Co.
2.35%, 10/15/16	600	616,950
Nevada Power Co.
6.50%, 08/01/18	550	647,564
7.13%, 03/15/19	2,340	2,859,037
Series O
6.50%, 05/15/18	500	585,829
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	4,925	4,943,481
2.60%, 09/01/15	1,000	1,019,698
4.50%, 06/01/21 (Call 03/01/21)[a]	500	546,607
6.00%, 03/01/19	500	578,205
6.65%, 06/15/67 (Call 06/15/17)[d]	768	779,520
7.88%, 12/15/15	1,174	1,278,337
Nisource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)[a]	675	698,302
4.45%, 12/01/21 (Call 09/01/21)	700	759,267
5.25%, 09/15/17	810	893,286
5.45%, 09/15/20	580	663,126
6.13%, 03/01/22	1,500	1,774,560
6.40%, 03/15/18	1,268	1,457,708

110	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

6.80%, 01/15/19	$420	$497,413
Northeast Utilities
1.45%, 05/01/18 (Call 04/01/18)	420	413,780
4.50%, 11/15/19	1,175	1,296,876
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	950	960,696
2.15%, 08/15/22 (Call 02/15/22)	1,000	954,251
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	500	483,401
5.63%, 11/15/17	250	281,900
Oglethorpe Power Corp.
6.10%, 03/15/19	250	289,906
Ohio Power Co.
6.00%, 06/01/16	1,000	1,090,152
Series M
5.38%, 10/01/21[a]	630	738,185
Oklahoma Gas & Electric Co.
6.35%, 09/01/18	120	140,225
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	2,600	2,600,014
6.38%, 01/15/15	602	614,713
6.80%, 09/01/18	1,450	1,710,794
7.00%, 09/01/22	240	307,923
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	3,100	2,970,470
3.40%, 08/15/24 (Call 05/15/24)[a]	1,805	1,819,131
3.50%, 10/01/20 (Call 07/01/20)	931	977,655
3.75%, 02/15/24 (Call 11/15/23)	1,450	1,502,013
4.25%, 05/15/21 (Call 02/15/21)	1,450	1,580,058
5.63%, 11/30/17	300	338,256
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	1,300	1,325,717

Security	Principal (000s)	Value

3.85%, 06/15/21 (Call 03/15/21)	$1,140	$1,231,213
5.50%, 01/15/19	500	573,590
Peco Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	1,000	967,816
5.35%, 03/01/18	500	563,218
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)[a]	1,275	1,285,709
Portland General Electric Co.
6.10%, 04/15/19	1,150	1,346,079
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	1,600	1,664,789
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	1,000	1,039,850
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,050	2,101,368
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)[a]	1,200	1,217,692
4.40%, 01/15/21 (Call 10/15/20)	2,700	2,966,179
4.88%, 12/01/19[a]	250	280,478
5.63%, 01/15/16	160	170,465
7.05%, 03/15/19	323	390,320
PSEG Power LLC
2.75%, 09/15/16	500	518,119
4.15%, 09/15/21 (Call 06/15/21)	750	792,000
4.30%, 11/15/23 (Call 08/15/23)[a]	2,200	2,317,792
5.13%, 04/15/20	868	965,139
5.50%, 12/01/15	1,110	1,174,441
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,500	1,443,570
5.13%, 06/01/19	140	159,252
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	137,864
5.15%, 12/01/19	115	130,693

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	$1,460	$1,398,618
3.50%, 08/15/20	275	290,915
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)[a]	3,400	3,930,080
San Diego Gas & Electric Co.
3.00%, 08/15/21	1,100	1,130,278
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	300	313,243
4.75%, 05/15/21 (Call 02/15/21)	1,050	1,141,348
Sierra Pacific Power Co.
Series M
6.00%, 05/15/16	1,200	1,307,603
South Carolina Electric & Gas Co.
5.25%, 11/01/18	1,320	1,492,932
6.50%, 11/01/18	650	766,652
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	1,943	2,096,874
5.00%, 01/15/16	1,260	1,335,265
Series 14-B
1.13%, 05/01/17	560	560,218
Series C
3.50%, 10/01/23 (Call 07/01/23)	1,000	1,042,877
Southern Co. (The)
1.95%, 09/01/16	1,215	1,242,154
2.38%, 09/15/15	1,100	1,119,947
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	500	518,522
6.45%, 01/15/19	774	906,169
Series E
5.55%, 01/15/17	250	274,675
Series F
5.88%, 03/01/18	1,150	1,303,265
Southwestern Public Service Co.
Series G
8.75%, 12/01/18	1,125	1,417,673

Security	Principal (000s)	Value

System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	$1,500	$1,559,597
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	500	488,421
6.10%, 05/15/18	1,000	1,144,942
TECO Finance Inc.
4.00%, 03/15/16	345	361,193
5.15%, 03/15/20	1,870	2,107,333
TransAlta Corp.
1.90%, 06/03/17	2,900	2,905,399
4.50%, 11/15/22 (Call 08/15/22)[a]	1,150	1,173,480
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	1,000	1,124,361
UIL Holdings Corp.
4.63%, 10/01/20	500	535,674
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)[a]	1,100	1,140,514
5.40%, 02/01/16[a]	230	245,207
6.40%, 06/15/17	500	568,869
6.70%, 02/01/19	740	884,590
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	350	355,743
3.45%, 02/15/24 (Call 11/15/23)	1,047	1,079,111
5.95%, 09/15/17	1,700	1,933,144
Series A
5.40%, 01/15/16	410	436,728
Westar Energy Inc.
5.10%, 07/15/20	140	160,176
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,500	1,502,702
2.95%, 09/15/21 (Call 06/15/21)[a]	650	666,316
4.25%, 12/15/19	250	274,537
Wisconsin Power & Light Co.
5.00%, 07/15/19	1,650	1,863,153

112	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	$2,700	$2,992,388

		245,530,648
ELECTRICAL COMPONENTS & EQUIPMENT — 0.12%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	1,000	980,587
4.25%, 11/15/20[a]	125	136,824
4.75%, 10/15/15	170	177,974
4.88%, 10/15/19	1,200	1,356,555
5.25%, 10/15/18	884	1,003,889
Energizer Holdings Inc.
4.70%, 05/19/21	2,650	2,711,844
4.70%, 05/24/22	1,150	1,199,491

		7,567,164
ELECTRONICS — 0.53%
Agilent Technologies Inc.
5.00%, 07/15/20[a]	700	768,924
6.50%, 11/01/17	2,900	3,309,921
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	675	682,764
Avnet Inc.
4.88%, 12/01/22	800	856,552
5.88%, 06/15/20	1,150	1,291,958
6.63%, 09/15/16[a]	650	718,707
Honeywell International Inc.
4.25%, 03/01/21	1,725	1,913,235
5.00%, 02/15/19[a]	1,713	1,929,481
5.30%, 03/15/17[a]	250	276,151
5.30%, 03/01/18	1,106	1,246,379
5.40%, 03/15/16	210	225,582
Jabil Circuit Inc.
4.70%, 09/15/22[a]	800	806,000
Koninklijke Philips NV
3.75%, 03/15/22	1,896	1,998,460
5.75%, 03/11/18	1,056	1,199,130
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	1,000	1,082,562
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	2,000	2,009,149

Security	Principal (000s)	Value

2.25%, 08/15/16	$438	$448,395
2.40%, 02/01/19	4,275	4,314,434
3.20%, 03/01/16	1,735	1,795,879
3.60%, 08/15/21 (Call 05/15/21)	1,554	1,625,166
4.15%, 02/01/24 (Call 11/01/23)	2,000	2,106,782
4.50%, 03/01/21	1,353	1,493,456

		32,099,067
ENGINEERING & CONSTRUCTION — 0.07%
ABB Finance (USA) Inc.
1.63%, 05/08/17	1,700	1,715,427
2.88%, 05/08/22	1,396	1,398,814
Fluor Corp.
3.38%, 09/15/21	1,100	1,147,639

		4,261,880
ENTERTAINMENT — 0.05%
International Game Technology
5.50%, 06/15/20[a]	500	531,225
7.50%, 06/15/19	1,965	2,250,851

		2,782,076
ENVIRONMENTAL CONTROL — 0.27%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	2,096	2,179,294
3.80%, 05/15/18	750	801,585
5.00%, 03/01/20[a]	1,429	1,602,183
5.50%, 09/15/19	4,495	5,148,091
Waste Management Inc.
2.60%, 09/01/16	900	928,424
2.90%, 09/15/22 (Call 06/15/22)	1,500	1,495,160
3.50%, 05/15/24 (Call 02/15/24)	250	255,556
4.60%, 03/01/21 (Call 12/01/20)	850	945,165
6.10%, 03/15/18	2,552	2,929,456

		16,284,914
FOOD — 1.42%
Campbell Soup Co.
3.05%, 07/15/17	1,400	1,455,546
4.25%, 04/15/21	1,000	1,079,826
4.50%, 02/15/19	580	629,392

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

ConAgra Foods Inc.
1.30%, 01/25/16	$1,288	$1,296,027
1.90%, 01/25/18	1,700	1,700,568
3.20%, 01/25/23 (Call 10/25/22)[a]	1,448	1,427,455
3.25%, 09/15/22	1,550	1,543,981
7.00%, 04/15/19	900	1,071,835
Delhaize Brothers and Co. “The Lion”(Delhaize Group)
4.13%, 04/10/19	1,000	1,060,018
General Mills Inc.
0.88%, 01/29/16	1,650	1,655,180
3.15%, 12/15/21 (Call 09/15/21)	1,396	1,433,738
3.65%, 02/15/24 (Call 11/15/23)	1,000	1,032,001
5.65%, 02/15/19	1,358	1,563,294
5.70%, 02/15/17	830	919,465
Hershey Co. (The)
1.50%, 11/01/16	1,150	1,163,006
4.13%, 12/01/20[a]	1,000	1,100,168
4.85%, 08/15/15	140	146,003
5.45%, 09/01/16	180	195,181
Hillshire Brands Co. (The)
2.75%, 09/15/15	100	101,730
Hormel Foods Corp.
4.13%, 04/15/21 (Call 01/15/21)[a]	125	134,565
Ingredion Inc.
3.20%, 11/01/15	250	255,858
4.63%, 11/01/20	1,150	1,244,379
J.M. Smucker Co. (The)
3.50%, 10/15/21	1,200	1,254,245
Kellogg Co.
1.88%, 11/17/16	1,740	1,772,394
3.25%, 05/21/18	940	986,430
4.00%, 12/15/20	1,313	1,393,919
4.15%, 11/15/19	1,250	1,351,979
4.45%, 05/30/16	1,392	1,478,935
Kraft Foods Group Inc.
2.25%, 06/05/17	1,880	1,924,658
3.50%, 06/06/22	3,500	3,601,862
6.13%, 08/23/18	3,900	4,500,926

Security	Principal (000s)	Value

Kroger Co. (The)
2.20%, 01/15/17	$1,350	$1,380,514
2.30%, 01/15/19 (Call 12/15/18)	1,000	1,008,585
3.30%, 01/15/21 (Call 12/15/20)	2,200	2,255,883
3.85%, 08/01/23 (Call 05/01/23)	1,000	1,036,185
3.90%, 10/01/15	1,250	1,292,107
4.00%, 02/01/24 (Call 11/01/23)[a]	900	941,850
6.15%, 01/15/20	155	181,827
6.40%, 08/15/17	1,150	1,309,075
6.80%, 12/15/18[a]	290	343,652
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	1,200	1,287,900
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	1,000	1,002,484
4.13%, 02/09/16	2,044	2,139,491
5.38%, 02/10/20	1,809	2,062,205
6.13%, 02/01/18	2,069	2,361,275
6.13%, 08/23/18	4,138	4,775,598
6.50%, 08/11/17	3,348	3,820,042
Safeway Inc.
3.95%, 08/15/20	750	757,500
4.75%, 12/01/21	950	959,500
5.00%, 08/15/19	805	827,138
6.35%, 08/15/17	1,270	1,365,250
Sara Lee Corp.
4.10%, 09/15/20	798	827,390
Sysco Corp.
5.25%, 02/12/18	1,300	1,450,649
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	2,700	2,771,212
4.50%, 06/15/22 (Call 03/15/22)[a]	2,500	2,694,393
6.60%, 04/01/16	800	870,045
Unilever Capital Corp.
0.85%, 08/02/17	1,700	1,686,365
2.20%, 03/06/19	1,500	1,524,619

114	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

2.75%, 02/10/16	$430	$443,432
4.25%, 02/10/21	2,269	2,514,449
4.80%, 02/15/19	186	209,366

		86,574,545
FOREST PRODUCTS & PAPER — 0.29%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	2,250	2,323,125
7.25%, 07/29/19[a]	525	620,571
Domtar Corp.
10.75%, 06/01/17	2,500	3,075,000
Georgia-Pacific LLC
8.00%, 01/15/24	1,000	1,360,193
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	1,500	1,506,556
5.25%, 04/01/16	440	469,147
7.50%, 08/15/21	2,416	3,077,311
7.95%, 06/15/18	2,747	3,327,019
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	1,700	1,859,940
5.88%, 11/15/15	270	284,986

		17,903,848
GAS — 0.25%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	1,200	1,255,768
5.25%, 08/15/19	550	615,191
6.38%, 07/15/16	425	462,265
Atmos Energy Corp.
6.35%, 06/15/17	150	170,102
8.50%, 03/15/19	168	213,482
CenterPoint Energy Inc.
5.95%, 02/01/17	200	221,547
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,500	1,486,502
4.90%, 12/01/21 (Call 09/01/21)	680	734,469
8.75%, 05/01/19	750	930,177
National Grid PLC
6.30%, 08/01/16[a]	784	859,983

Security	Principal (000s)	Value

ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	$300	$300,253
3.61%, 02/01/24 (Call 11/01/23)	425	444,074
Questar Corp.
2.75%, 02/01/16	200	202,866
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	500	509,526
6.15%, 06/15/18[a]	1,634	1,882,155
9.80%, 02/15/19	3,350	4,409,902
Southern California Gas Co.
Series HH
5.45%, 04/15/18	200	226,540
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	100	106,432

		15,031,234
HAND & MACHINE TOOLS — 0.05%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	442	449,796
Snap-On Inc.
4.25%, 01/15/18	450	478,915
6.13%, 09/01/21	125	147,379
Stanley Black & Decker Inc.
2.90%, 11/01/22	1,500	1,478,969
3.40%, 12/01/21 (Call 09/01/21)	758	785,490

		3,340,549
HEALTH CARE – PRODUCTS — 1.06%
Baxter International Inc.
1.85%, 01/15/17	1,050	1,068,632
2.40%, 08/15/22[a]	1,500	1,437,199
3.20%, 06/15/23 (Call 03/15/23)	2,500	2,510,160
4.25%, 03/15/20	1,300	1,415,606
4.50%, 08/15/19	1,700	1,876,755
5.38%, 06/01/18	500	559,321
5.90%, 09/01/16	1,100	1,206,441
Becton, Dickinson and Co.
1.75%, 11/08/16	1,400	1,426,582

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

3.13%, 11/08/21	$2,587	$2,679,696
3.25%, 11/12/20	900	936,427
Boston Scientific Corp.
2.65%, 10/01/18	500	508,352
4.13%, 10/01/23 (Call 07/01/23)	1,875	1,956,837
6.00%, 01/15/20	1,662	1,923,735
6.40%, 06/15/16	1,100	1,201,505
CareFusion Corp.
1.45%, 05/15/17	900	896,197
3.88%, 05/15/24 (Call 02/15/24)	855	868,531
6.38%, 08/01/19	1,705	1,998,536
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	1,000	979,802
4.20%, 06/15/20	3,350	3,645,707
6.00%, 10/15/17	1,061	1,201,560
CR Bard Inc.
1.38%, 01/15/18	2,025	2,008,799
2.88%, 01/15/16	1,050	1,082,283
4.40%, 01/15/21 (Call 10/15/20)	1,125	1,231,911
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,250	1,275,147
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	650	728,188
6.00%, 03/01/20	2,121	2,470,677
Medtronic Inc.
0.88%, 02/27/17	250	248,989
1.38%, 04/01/18	1,940	1,925,548
2.63%, 03/15/16	2,600	2,675,618
2.75%, 04/01/23 (Call 01/01/23)	1,500	1,464,525
3.13%, 03/15/22 (Call 12/15/21)	1,000	1,020,959
3.63%, 03/15/24 (Call 12/15/23)	550	570,220
4.13%, 03/15/21 (Call 12/15/20)	1,400	1,523,558
4.45%, 03/15/20	3,794	4,211,829
5.60%, 03/15/19	750	857,144

Security	Principal (000s)	Value

Series B
4.75%, 09/15/15	$420	$438,827
St. Jude Medical Inc.
2.50%, 01/15/16	250	256,234
3.25%, 04/15/23 (Call 01/15/23)	1,500	1,500,518
Stryker Corp.
1.30%, 04/01/18	2,000	1,977,828
2.00%, 09/30/16	990	1,014,646
3.38%, 05/15/24 (Call 02/15/24)	1,650	1,667,283
4.38%, 01/15/20	1,050	1,155,607
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	1,180	1,202,853
4.63%, 11/30/19	1,350	1,495,843

		64,302,615
HEALTH CARE – SERVICES — 1.06%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	2,350	2,349,992
1.75%, 05/15/17 (Call 04/15/17)[a]	1,288	1,303,891
2.75%, 11/15/22 (Call 08/15/22)	1,650	1,610,125
3.95%, 09/01/20	2,457	2,662,972
4.13%, 06/01/21 (Call 03/01/21)	1,000	1,084,721
Cigna Corp.
2.75%, 11/15/16	1,150	1,191,964
4.00%, 02/15/22 (Call 11/15/21)	149	158,144
4.38%, 12/15/20 (Call 09/15/20)	1,100	1,194,391
4.50%, 03/15/21 (Call 12/15/20)	1,536	1,686,087
5.13%, 06/15/20	288	324,863
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,066	1,237,500
5.95%, 03/15/17	600	668,494
Dignity Health
3.13%, 11/01/22	1,050	1,000,940

116	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	$288	$284,580
6.30%, 08/01/18	200	230,610
6.45%, 06/01/16	340	371,615
7.20%, 06/15/18	2,300	2,723,162
Laboratory Corp. of America Holdings
2.20%, 08/23/17	1,800	1,819,212
3.13%, 05/15/16	600	619,423
3.75%, 08/23/22 (Call 05/23/22)[a]	2,500	2,556,478
4.63%, 11/15/20 (Call 08/15/20)	700	750,964
5.63%, 12/15/15	170	179,767
Quest Diagnostics Inc.
4.70%, 04/01/21	1,800	1,950,718
4.75%, 01/30/20	150	161,705
5.45%, 11/01/15	1,470	1,545,292
6.40%, 07/01/17	480	539,575
UnitedHealth Group Inc.
0.85%, 10/15/15	1,650	1,655,139
1.40%, 10/15/17	2,400	2,403,645
1.63%, 03/15/19	5,235	5,145,825
1.88%, 11/15/16	900	919,691
2.88%, 03/15/22 (Call 12/15/21)[a]	1,000	1,001,958
3.38%, 11/15/21 (Call 08/15/21)	1,150	1,199,273
3.88%, 10/15/20 (Call 07/15/20)	100	107,187
4.70%, 02/15/21 (Call 11/15/20)	1,100	1,231,934
6.00%, 06/15/17	1,650	1,860,235
6.00%, 02/15/18	969	1,104,762
Ventas Realty LP
1.25%, 04/17/17	2,500	2,485,222
WellPoint Inc.
1.25%, 09/10/15	800	805,297
1.88%, 01/15/18	2,080	2,091,893
2.30%, 07/15/18	500	506,125
2.38%, 02/15/17	1,000	1,029,082
3.13%, 05/15/22	1,396	1,385,533

Security	Principal (000s)	Value

3.30%, 01/15/23	$1,000	$1,002,501
3.70%, 08/15/21 (Call 05/15/21)[a]	1,700	1,773,374
4.35%, 08/15/20	1,450	1,579,160
5.25%, 01/15/16	3,112	3,317,174
5.88%, 06/15/17	1,350	1,505,587

		64,317,782
HOLDING COMPANIES – DIVERSIFIED — 0.08%
Ares Capital Corp.
4.88%, 11/30/18	500	528,750
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	2,500	2,646,927
Prospect Capital Corp.
5.88%, 03/15/23	1,840	1,922,800

		5,098,477
HOME BUILDERS — 0.02%
MDC Holdings Inc.
5.63%, 02/01/20	1,250	1,340,625

		1,340,625
HOME FURNISHINGS — 0.06%
Whirlpool Corp.
3.70%, 03/01/23[a]	1,500	1,522,415
4.85%, 06/15/21[a]	1,900	2,097,752

		3,620,167
HOUSEHOLD PRODUCTS & WARES — 0.20%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	850	834,638
5.38%, 04/15/20	150	157,058
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	978,725
3.35%, 12/15/15	150	154,754
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	1,000	1,003,791
3.55%, 11/01/15	200	206,441
3.80%, 11/15/21	810	854,088
5.95%, 10/15/17	1,120	1,264,851
Kimberly-Clark Corp.
2.40%, 03/01/22	720	699,911
3.63%, 08/01/20[a]	750	797,419

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

3.88%, 03/01/21	$400	$430,189
4.88%, 08/15/15	330	344,228
6.13%, 08/01/17	1,058	1,203,299
6.25%, 07/15/18	640	746,320
7.50%, 11/01/18	900	1,097,330
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,225	1,307,796

		12,080,838
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.
2.05%, 12/01/17	1,000	1,005,953
4.00%, 06/15/22 (Call 03/15/22)	1,000	1,043,302
4.70%, 08/15/20	600	648,456
6.25%, 04/15/18	200	227,526

		2,925,237
INSURANCE — 2.84%
ACE INA Holdings Inc.
2.60%, 11/23/15	2,080	2,127,675
5.70%, 02/15/17	1,500	1,663,612
5.80%, 03/15/18	200	227,753
5.90%, 06/15/19	825	960,154
AEGON Funding Co. LLC
5.75%, 12/15/20	360	413,677
Aflac Inc.
2.65%, 02/15/17	1,750	1,809,921
3.45%, 08/15/15[a]	1,050	1,078,764
3.63%, 06/15/23[a]	1,000	1,024,948
4.00%, 02/15/22[a]	450	483,117
8.50%, 05/15/19	800	1,020,394
Alleghany Corp.
5.63%, 09/15/20[a]	650	733,656
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20[a]	575	645,788
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[d]	1,700	1,810,500
7.45%, 05/16/19[a]	1,473	1,815,564
American International Group Inc.
3.38%, 08/15/20	4,400	4,557,535
4.13%, 02/15/24[a]	2,000	2,122,160

Security	Principal (000s)	Value

4.88%, 06/01/22	$4,431	$4,954,303
5.05%, 10/01/15	1,536	1,606,417
5.45%, 05/18/17	177	195,620
5.60%, 10/18/16	1,140	1,245,917
5.85%, 01/16/18	2,430	2,753,403
6.40%, 12/15/20[a]	1,194	1,433,391
8.25%, 08/15/18	4,525	5,572,146
Aon Corp.
3.50%, 09/30/15	750	772,802
Aon PLC
3.13%, 05/27/16	350	362,164
3.50%, 06/14/24 (Call 03/01/24)	2,420	2,426,693
5.00%, 09/30/20	1,850	2,073,914
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	650	748,119
Assurant Inc.
4.00%, 03/15/23	1,000	1,014,800
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500	1,721,042
Berkshire Hathaway Finance Corp.
2.45%, 12/15/15[a]	1,000	1,024,742
3.00%, 05/15/22	2,500	2,531,728
4.25%, 01/15/21[a]	1,108	1,220,489
5.40%, 05/15/18[a]	1,428	1,615,854
Berkshire Hathaway Inc.
0.80%, 02/11/16	1,600	1,605,261
1.90%, 01/31/17	2,385	2,434,335
2.10%, 08/14/19	1,500	1,505,651
2.20%, 08/15/16	3,082	3,173,390
3.00%, 02/11/23	5,000	5,023,999
3.40%, 01/31/22[a]	750	785,293
Chubb Corp. (The)
5.75%, 05/15/18	1,300	1,478,747
6.38%, 03/29/67 (Call 04/15/17)[d]	1,500	1,650,000
CNA Financial Corp.
5.75%, 08/15/21	740	862,076
5.88%, 08/15/20	1,400	1,622,173
6.50%, 08/15/16	210	231,701
7.35%, 11/15/19	105	127,591
Fidelity National Financial Inc.
5.50%, 09/01/22	2,000	2,208,668

118	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Genworth Holdings Inc.
6.52%, 05/22/18	$1,143	$1,297,806
7.20%, 02/15/21[a]	1,450	1,728,453
7.63%, 09/24/21[a]	1,450	1,784,139
7.70%, 06/15/20	1,250	1,517,773
8.63%, 12/15/16	500	577,741
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	800	932,851
Hartford Financial Services Group Inc. (The)
4.00%, 10/15/17	2,400	2,574,705
6.00%, 01/15/19	2,100	2,417,638
6.30%, 03/15/18	1,437	1,651,355
HCC Insurance Holdings Inc.
6.30%, 11/15/19	130	152,100
Kemper Corp.
6.00%, 11/30/15	1,000	1,058,308
6.00%, 05/15/17	350	378,400
Lincoln National Corp.
4.20%, 03/15/22[a]	1,388	1,488,454
4.85%, 06/24/21	1,150	1,284,292
6.25%, 02/15/20	550	649,351
7.00%, 05/17/66 (Call 05/17/16)[d]	1,000	1,032,500
8.75%, 07/01/19	830	1,066,074
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	2,000	1,919,768
5.25%, 03/15/16	260	277,572
Manulife Financial Corp.
3.40%, 09/17/15	1,000	1,029,415
4.90%, 09/17/20[a]	1,000	1,100,267
Markel Corp.
5.35%, 06/01/21	1,800	2,027,907
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	1,250	1,265,623
4.80%, 07/15/21 (Call 04/15/21)	575	641,672
5.75%, 09/15/15	1,013	1,065,596
9.25%, 04/15/19	500	647,207

Security	Principal (000s)	Value

MetLife Inc.
1.76%, 12/15/17	$1,000	$1,005,089
3.05%, 12/15/22	360	359,851
3.60%, 04/10/24	3,000	3,089,672
4.75%, 02/08/21	1,801	2,023,950
6.75%, 06/01/16	1,441	1,585,921
7.72%, 02/15/19	1,382	1,707,890
Series A
6.82%, 08/15/18	1,900	2,255,982
PartnerRe Finance B LLC
5.50%, 06/01/20	800	906,241
Principal Financial Group Inc.
3.30%, 09/15/22	1,550	1,555,946
8.88%, 05/15/19	500	638,862
Progressive Corp. (The)
3.75%, 08/23/21	975	1,043,215
6.70%, 06/15/67 (Call 06/15/17)[d]	1,000	1,100,000
Protective Life Corp.
7.38%, 10/15/19	700	858,564
Prudential Financial Inc.
3.00%, 05/12/16[a]	750	776,191
3.50%, 05/15/24[a]	8,000	8,094,957
4.50%, 11/16/21	1,250	1,366,843
5.38%, 06/21/20	2,200	2,511,689
5.50%, 03/15/16	170	181,731
5.63%, 06/15/43 (Call 06/15/23)[d]	1,450	1,547,875
5.88%, 09/15/42 (Call 09/15/22)[d]	1,400	1,505,000
7.38%, 06/15/19	1,243	1,523,038
8.88%, 06/15/68 (Call 06/15/18)[d]	1,000	1,210,000
Series D
4.75%, 09/17/15	1,577	1,644,678
6.00%, 12/01/17	1,841	2,088,336
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,595	1,768,459
6.45%, 11/15/19	1,200	1,412,668
RenRe North America Holdings Inc.
5.75%, 03/15/20[a]	125	138,918
StanCorp Financial Group Inc.
5.00%, 08/15/22	950	1,011,155

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Symetra Financial Corp.
4.25%, 07/15/24	$500	$508,260
Torchmark Corp.
3.80%, 09/15/22	1,000	1,026,127
6.38%, 06/15/16	350	379,210
9.25%, 06/15/19	325	417,983
Transatlantic Holdings Inc.
5.75%, 12/14/15	1,580	1,674,147
Travelers Companies Inc. (The)
3.90%, 11/01/20[a]	1,500	1,611,325
5.50%, 12/01/15	320	339,199
5.75%, 12/15/17	530	599,270
5.80%, 05/15/18	1,537	1,758,192
6.25%, 06/20/16	500	547,521
Trinity Acquisition PLC
4.63%, 08/15/23	1,600	1,682,588
Unum Group
4.00%, 03/15/24[a]	500	518,260
5.63%, 09/15/20[a]	600	685,698
7.13%, 09/30/16	650	729,307
Voya Financial Inc.
5.50%, 07/15/22	1,500	1,718,657
Willis Group Holdings PLC
5.75%, 03/15/21	400	451,062
WR Berkley Corp.
4.63%, 03/15/22	1,200	1,291,622
5.38%, 09/15/20	300	335,226
7.38%, 09/15/19	1,050	1,267,717
XLIT Ltd.
2.30%, 12/15/18	150	150,489

		172,649,195
INTERNET — 0.59%
Amazon.com Inc.
0.65%, 11/27/15	800	800,186
1.20%, 11/29/17[a]	1,500	1,488,620
2.50%, 11/29/22 (Call 08/29/22)	3,550	3,402,191
Baidu Inc.
2.25%, 11/28/17	3,650	3,692,925
2.75%, 06/09/19	4,000	4,018,251
3.50%, 11/28/22[a]	2,000	1,979,398
eBay Inc.
1.35%, 07/15/17	978	980,471

Security	Principal (000s)	Value

1.63%, 10/15/15	$1,000	$1,012,899
2.20%, 08/01/19 (Call 07/01/19)	3,400	3,396,880
2.60%, 07/15/22 (Call 04/15/22)[a]	3,672	3,555,741
3.25%, 10/15/20 (Call 07/15/20)[a]	700	726,585
Expedia Inc.
5.95%, 08/15/20	1,500	1,700,625
7.46%, 08/15/18	770	907,638
Google Inc.
2.13%, 05/19/16	2,807	2,881,884
3.38%, 02/25/24	1,100	1,137,938
3.63%, 05/19/21	1,561	1,678,399
Symantec Corp.
2.75%, 09/15/15	1,000	1,021,485
2.75%, 06/15/17 (Call 05/15/17)	1,000	1,022,838
4.20%, 09/15/20	600	625,346

		36,030,300
IRON & STEEL — 0.29%
Allegheny Technologies Inc.
5.88%, 08/15/23 (Call 05/15/23)	1,500	1,645,525
9.38%, 06/01/19	550	676,153
Cliffs Natural Resources Inc.
4.80%, 10/01/20[a]	622	590,123
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)[a]	1,500	1,571,070
5.75%, 12/01/17	550	621,429
5.85%, 06/01/18	1,200	1,372,167
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	350	363,476
6.20%, 11/15/16	290	314,691
Vale Overseas Ltd.
4.38%, 01/11/22[a]	4,300	4,492,346
4.63%, 09/15/20	2,000	2,139,520
5.63%, 09/15/19[a]	450	507,781
6.25%, 01/11/16	2,190	2,336,632
6.25%, 01/23/17[a]	922	1,025,070

		17,655,983

120	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

LEISURE TIME — 0.03%
Carnival Corp.
1.88%, 12/15/17	$1,900	$1,899,677

		1,899,677
LODGING — 0.24%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	940	927,881
3.88%, 08/15/16 (Call 07/15/16)	170	178,586
5.38%, 08/15/21 (Call 05/15/21)	938	1,061,766
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	700	720,617
3.25%, 09/15/22 (Call 06/15/22)	1,000	1,000,339
3.38%, 10/15/20 (Call 07/15/20)	1,000	1,029,868
5.81%, 11/10/15	230	243,576
6.20%, 06/15/16	200	217,750
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,650	1,629,397
6.75%, 05/15/18	1,150	1,340,997
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	1,950	1,980,794
2.95%, 03/01/17 (Call 02/01/17)[a]	850	877,511
3.90%, 03/01/23 (Call 12/01/22)	1,850	1,876,784
4.25%, 03/01/22 (Call 12/01/21)	1,300	1,345,549
5.63%, 03/01/21	305	340,600
6.00%, 12/01/16	14	15,480

		14,787,495
MACHINERY — 1.08%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	1,500	1,502,800
0.70%, 02/26/16	1,200	1,202,286
1.00%, 03/03/17	3,300	3,297,556

Security	Principal (000s)	Value

1.63%, 06/01/17[a]	$300	$303,600
2.10%, 06/09/19	7,050	7,075,577
2.63%, 03/01/23[a]	1,360	1,325,455
2.65%, 04/01/16[a]	740	763,261
7.15%, 02/15/19	2,135	2,602,510
Caterpillar Inc.
1.50%, 06/26/17	5,000	5,040,046
2.60%, 06/26/22 (Call 03/26/22)[a]	1,500	1,477,447
3.40%, 05/15/24 (Call 02/15/24)	550	562,281
3.90%, 05/27/21	1,173	1,268,535
5.70%, 08/15/16	904	989,755
7.90%, 12/15/18	3,374	4,180,341
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,152	1,135,569
4.38%, 10/16/19	2,053	2,271,446
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	1,000	998,234
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)	250	259,326
John Deere Capital Corp.
0.75%, 01/22/16	4,400	4,417,001
1.13%, 06/12/17	2,000	1,997,536
1.20%, 10/10/17	2,700	2,686,885
1.30%, 03/12/18	4,000	3,963,099
1.85%, 09/15/16	800	817,427
2.25%, 06/07/16	855	878,666
2.75%, 03/15/22	1,639	1,639,514
2.80%, 09/18/17	1,500	1,566,544
2.80%, 03/04/21	1,050	1,066,551
3.15%, 10/15/21	680	701,687
3.35%, 06/12/24	805	820,119
3.90%, 07/12/21[a]	1,150	1,243,753
Series D
5.35%, 04/03/18	1,100	1,231,054
Joy Global Inc.
5.13%, 10/15/21[a]	1,500	1,647,934
Rockwell Automation Inc.
5.65%, 12/01/17	300	336,697

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	$1,500	$1,474,298
6.25%, 09/01/19	1,350	1,582,431
Xylem Inc.
3.55%, 09/20/16	490	514,084
4.88%, 10/01/21	800	875,535

		65,716,840
MANUFACTURING — 1.10%
3M Co.
1.00%, 06/26/17	1,300	1,296,756
1.38%, 09/29/16	1,612	1,635,372
1.63%, 06/15/19	4,300	4,242,255
2.00%, 06/26/22	1,500	1,439,216
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,500	1,515,922
Cooper US Inc.
2.38%, 01/15/16	350	357,889
3.88%, 12/15/20 (Call 09/15/20)	2,010	2,138,524
6.10%, 07/01/17	200	225,006
Crane Co.
4.45%, 12/15/23 (Call 09/15/23)	500	532,726
Danaher Corp.
2.30%, 06/23/16	100	102,744
3.90%, 06/23/21 (Call 03/23/21)	1,840	1,994,375
5.40%, 03/01/19	558	633,347
5.63%, 01/15/18	1,100	1,240,139
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	650	717,121
4.88%, 10/15/15	180	188,549
5.45%, 03/15/18	100	112,754
Eaton Corp.
0.95%, 11/02/15	1,300	1,304,215
1.50%, 11/02/17[a]	2,200	2,200,664
2.75%, 11/02/22	2,000	1,956,108
5.60%, 05/15/18	788	892,743
6.95%, 03/20/19	405	481,717

Security	Principal (000s)	Value

General Electric Co.
0.85%, 10/09/15	$3,850	$3,862,664
2.70%, 10/09/22	4,000	3,946,714
3.38%, 03/11/24	5,000	5,143,778
5.25%, 12/06/17	6,132	6,865,802
Illinois Tool Works Inc.
1.95%, 03/01/19	500	499,580
3.38%, 09/15/21 (Call 06/15/21)	955	1,001,092
3.50%, 03/01/24 (Call 12/01/23)[a]	2,400	2,487,464
6.25%, 04/01/19	500	591,179
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	500	511,475
4.25%, 06/15/23[a]	1,500	1,602,539
6.88%, 08/15/18	1,192	1,410,951
Parker Hannifin Corp.
3.50%, 09/15/22	1,000	1,033,643
Pentair Finance SA
1.88%, 09/15/17	3,600	3,623,901
2.65%, 12/01/19	1,068	1,070,082
3.15%, 09/15/22 (Call 06/15/22)	400	393,975
Pentair PLC
5.00%, 05/15/21 (Call 02/15/21)	900	999,626
Textron Inc.
3.65%, 03/01/21[a]	1,000	1,027,657
4.63%, 09/21/16	725	770,214
5.60%, 12/01/17	895	997,961
5.95%, 09/21/21 (Call 06/21/21)	725	842,940
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	565	571,722
4.88%, 01/15/21	1,450	1,596,393
6.55%, 10/01/17	1,000	1,147,347

		67,206,841
MEDIA — 2.59%
21st Century Fox America Inc.
3.00%, 09/15/22	2,500	2,453,421
4.00%, 10/01/23[a]	1,000	1,046,905

122	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.50%, 02/15/21	$2,363	$2,580,426
5.65%, 08/15/20	200	231,426
6.90%, 03/01/19	2,300	2,750,973
8.25%, 08/10/18	100	123,405
CBS Corp.
1.95%, 07/01/17	900	912,942
2.30%, 08/15/19 (Call 07/15/19)	1,850	1,841,435
3.38%, 03/01/22 (Call 12/01/21)	1,600	1,622,667
4.63%, 05/15/18	170	185,860
5.75%, 04/15/20[a]	1,100	1,265,239
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	500	725,208
Comcast Cable Communications LLC
8.88%, 05/01/17	3,130	3,752,097
Comcast Corp.
3.13%, 07/15/22	7,100	7,239,048
3.60%, 03/01/24[a]	850	881,529
4.95%, 06/15/16	1,070	1,149,077
5.15%, 03/01/20	2,142	2,449,798
5.70%, 05/15/18	1,425	1,630,502
5.70%, 07/01/19	2,700	3,147,201
5.85%, 11/15/15	1,806	1,919,906
5.90%, 03/15/16	2,267	2,448,171
6.30%, 11/15/17	1,798	2,073,183
6.50%, 01/15/17	3,563	4,019,417
COX Communications Inc.
5.50%, 10/01/15	610	640,375
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	2,250	2,252,216
2.40%, 03/15/17	3,562	3,660,434
3.50%, 03/01/16	2,476	2,573,550
3.80%, 03/15/22	2,162	2,259,285
4.45%, 04/01/24 (Call 01/01/24)	1,500	1,609,514
4.60%, 02/15/21 (Call 11/15/20)	2,628	2,873,048
5.00%, 03/01/21	1,689	1,885,533
5.20%, 03/15/20	850	960,053
5.88%, 10/01/19	1,388	1,611,752

Security	Principal (000s)	Value

Discovery Communications LLC
3.30%, 05/15/22	$3,500	$3,531,912
4.38%, 06/15/21	1,650	1,797,318
5.05%, 06/01/20	477	532,820
5.63%, 08/15/19	1,050	1,199,421
Graham Holdings Co.
7.25%, 02/01/19	100	116,915
Historic TW Inc.
6.88%, 06/15/18	1,730	2,041,081
7.25%, 10/15/17	400	468,150
7.57%, 02/01/24	500	650,555
NBCUniversal Media LLC
2.88%, 04/01/16	1,397	1,444,732
2.88%, 01/15/23	1,000	995,535
4.38%, 04/01/21	1,000	1,101,322
5.15%, 04/30/20	2,376	2,720,079
Reed Elsevier Capital Inc.
8.63%, 01/15/19	1,400	1,755,009
Reed Elsevier NV
3.13%, 10/15/22 (Call 07/15/22)	84	83,104
Scripps Networks Interactive Inc.
2.70%, 12/15/16	1,000	1,035,803
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,054,163
4.30%, 11/23/23 (Call 08/23/23)	1,000	1,059,168
4.70%, 10/15/19	1,300	1,432,094
6.50%, 07/15/18	1,482	1,725,071
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	4,363	4,670,558
4.13%, 02/15/21 (Call 11/15/20)	2,400	2,582,125
5.00%, 02/01/20[a]	3,987	4,471,846
5.85%, 05/01/17	2,744	3,065,528
6.75%, 07/01/18	1,301	1,530,554
8.25%, 04/01/19	1,848	2,323,700
8.75%, 02/14/19	2,746	3,498,242
Time Warner Inc.
2.10%, 06/01/19	500	496,194
3.40%, 06/15/22[a]	5,500	5,576,921

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.00%, 01/15/22	$2,250	$2,375,599
4.70%, 01/15/21	2,477	2,750,569
4.75%, 03/29/21	2,080	2,309,509
4.88%, 03/15/20	1,145	1,276,704
5.88%, 11/15/16	1,359	1,499,644
Viacom Inc.
2.50%, 12/15/16	1,450	1,493,382
3.50%, 04/01/17	1,150	1,212,555
3.88%, 12/15/21[a]	1,250	1,313,118
3.88%, 04/01/24 (Call 01/01/24)	1,375	1,405,269
4.25%, 09/15/15	1,100	1,141,271
4.25%, 09/01/23 (Call 06/01/23)	2,700	2,835,942
4.50%, 03/01/21	1,650	1,800,751
5.63%, 09/15/19	600	688,872
6.13%, 10/05/17	160	181,511
6.25%, 04/30/16	1,797	1,954,732
Walt Disney Co. (The)
1.10%, 12/01/17	1,130	1,122,111
1.13%, 02/15/17	1,947	1,953,830
1.35%, 08/16/16[a]	2,006	2,031,665
1.85%, 05/30/19	1,500	1,491,892
2.35%, 12/01/22	2,550	2,483,364
2.55%, 02/15/22[a]	200	198,985
2.75%, 08/16/21	500	509,049
3.75%, 06/01/21	1,750	1,893,498
5.50%, 03/15/19	1,600	1,844,098
5.63%, 09/15/16	93	102,114
Series B
5.88%, 12/15/17	100	114,333

		157,719,883
METAL FABRICATE & HARDWARE — 0.06%
Precision Castparts Corp.
0.70%, 12/20/15	500	500,576
1.25%, 01/15/18	1,813	1,797,575
2.50%, 01/15/23 (Call 10/15/22)	1,375	1,326,860

		3,625,011
MINING — 1.43%
Barrick Gold Corp.
3.85%, 04/01/22	2,175	2,204,219
4.10%, 05/01/23	900	911,419
6.95%, 04/01/19	1,546	1,844,384

Security	Principal (000s)	Value

Barrick North America Finance LLC
4.40%, 05/30/21	$1,803	$1,911,338
6.80%, 09/15/18[a]	1,700	1,999,205
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20[a]	2,200	2,437,850
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	4,496	4,564,672
1.88%, 11/21/16	1,527	1,561,679
2.05%, 09/30/18[a]	2,520	2,552,662
2.88%, 02/24/22	1,295	1,304,539
3.25%, 11/21/21	2,382	2,472,893
3.85%, 09/30/23	1,000	1,063,403
6.50%, 04/01/19	2,385	2,856,269
7.25%, 03/01/16	670	736,742
Freeport-McMoRan Inc.
2.15%, 03/01/17	850	864,977
2.38%, 03/15/18	3,600	3,648,406
3.10%, 03/15/20	1,000	1,012,739
3.55%, 03/01/22 (Call 12/01/21)	1,862	1,872,094
3.88%, 03/15/23 (Call 12/15/22)[a]	7,050	7,149,973
Glencore Canada Corp.
6.00%, 10/15/15	670	706,731
Goldcorp Inc.
2.13%, 03/15/18[a]	1,350	1,358,055
3.70%, 03/15/23 (Call 12/15/22)	1,300	1,302,304
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	240	249,436
5.95%, 03/15/24 (Call 12/15/23)[a]	2,300	2,375,364
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	1,247	1,221,438
5.13%, 10/01/19[a]	2,058	2,284,271
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	1,200	1,214,684
2.25%, 09/20/16[a]	1,913	1,965,364
2.50%, 05/20/16	800	823,854

124	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

3.50%, 11/02/20	$1,448	$1,520,996
3.75%, 09/20/21	2,032	2,159,395
4.13%, 05/20/21	1,210	1,312,538
6.50%, 07/15/18	4,278	5,023,256
9.00%, 05/01/19	2,069	2,695,033
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)[a]	2,450	2,470,421
2.25%, 12/14/18 (Call 11/14/18)	3,850	3,912,037
2.88%, 08/21/22 (Call 05/21/22)[a]	2,000	1,980,240
Southern Copper Corp.
3.50%, 11/08/22[a]	2,550	2,527,305
Teck Resources Ltd.
2.50%, 02/01/18	1,400	1,421,157
3.00%, 03/01/19	650	662,650
3.15%, 01/15/17	500	519,388
3.85%, 08/15/17	1,100	1,165,268
4.75%, 01/15/22 (Call 10/15/21)	2,250	2,380,088
5.38%, 10/01/15	1,000	1,046,224
Vale Canada Ltd.
5.70%, 10/15/15	70	73,725

		87,340,685
OFFICE & BUSINESS EQUIPMENT — 0.27%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[a]	1,800	1,868,870
4.75%, 01/15/16[a]	410	430,487
4.75%, 05/15/18[a]	1,300	1,402,879
5.75%, 09/15/17	1,013	1,129,850
Xerox Corp.
2.80%, 05/15/20	4,000	3,987,427
2.95%, 03/15/17	500	519,645
4.50%, 05/15/21	1,387	1,506,736
5.63%, 12/15/19	900	1,030,349
6.35%, 05/15/18	1,876	2,163,120
6.40%, 03/15/16	1,800	1,950,053
6.75%, 02/01/17	200	224,928

		16,214,344

Security	Principal (000s)	Value

OIL & GAS — 6.64%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	$1,500	$1,518,991
5.95%, 09/15/16	1,652	1,814,468
6.38%, 09/15/17	892	1,017,269
6.95%, 06/15/19	1,750	2,108,142
8.70%, 03/15/19	1,119	1,428,775
Apache Corp.
1.75%, 04/15/17	1,100	1,113,854
2.63%, 01/15/23 (Call 10/15/22)	1,850	1,782,249
3.25%, 04/15/22 (Call 01/15/22)	1,862	1,899,359
3.63%, 02/01/21 (Call 11/01/20)[a]	2,000	2,110,837
5.63%, 01/15/17	405	446,683
BP Capital Markets PLC
1.38%, 11/06/17	3,000	2,994,869
1.38%, 05/10/18[a]	4,720	4,670,388
1.85%, 05/05/17	2,839	2,888,676
2.24%, 05/10/19	4,800	4,831,400
2.50%, 11/06/22	2,000	1,928,560
2.75%, 05/10/23	3,000	2,912,584
3.13%, 10/01/15	1,754	1,802,691
3.20%, 03/11/16	1,562	1,623,886
3.25%, 05/06/22	2,792	2,851,003
3.56%, 11/01/21	2,500	2,625,138
4.50%, 10/01/20	2,571	2,838,139
4.74%, 03/11/21	1,333	1,500,397
4.75%, 03/10/19	1,363	1,521,279
British Transco Finance Inc.
6.63%, 06/01/18	2,280	2,657,296
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	1,750	1,816,350
3.80%, 04/15/24	1,000	1,036,279
5.70%, 05/15/17	1,416	1,575,867
5.90%, 02/01/18	350	397,095
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,000	991,924

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

3.80%, 09/15/23 (Call 06/15/23)[a]	$1,000	$1,042,920
5.70%, 10/15/19	1,173	1,357,292
Chevron Corp.
0.89%, 06/24/16	1,450	1,457,518
1.10%, 12/05/17 (Call 11/05/17)	2,000	1,985,612
1.72%, 06/24/18 (Call 05/24/18)	5,650	5,694,591
2.36%, 12/05/22 (Call 09/05/22)	4,000	3,899,722
3.19%, 06/24/23 (Call 03/24/23)	2,000	2,055,287
4.95%, 03/03/19	2,526	2,854,887
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	5,000	4,750,640
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17[a]	5,000	5,000,098
ConocoPhillips
5.20%, 05/15/18	1,050	1,177,406
5.75%, 02/01/19	2,100	2,434,202
6.00%, 01/15/20	1,737	2,062,929
6.65%, 07/15/18	1,240	1,459,378
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	4,300	4,258,618
2.40%, 12/15/22 (Call 09/15/22)	3,500	3,410,886
Continental Resources Inc.
3.80%, 06/01/24 (Call 03/01/24)[a]	1,195	1,219,344
4.50%, 04/15/23 (Call 01/15/23)	5,200	5,607,733
5.00%, 09/15/22 (Call 03/15/17)	1,000	1,073,750
Devon Energy Corp.
1.20%, 12/15/16	4,900	4,910,909
1.88%, 05/15/17 (Call 04/15/17)	500	507,257
2.25%, 12/15/18 (Call 11/15/18)	300	302,651
2.40%, 07/15/16 (Call 06/15/16)	750	770,850

Security	Principal (000s)	Value

3.25%, 05/15/22 (Call 02/15/22)	$531	$539,975
6.30%, 01/15/19	2,250	2,630,467
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	1,550	1,799,806
Ecopetrol SA
4.25%, 09/18/18	500	535,975
7.63%, 07/23/19[a]	5,450	6,621,750
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	2,900	3,082,359
6.50%, 05/15/19	45	53,228
Ensco PLC
3.25%, 03/15/16	2,092	2,166,273
4.70%, 03/15/21	2,003	2,180,796
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	1,850	1,857,624
2.50%, 02/01/16	500	512,513
2.63%, 03/15/23 (Call 12/15/22)	288	280,228
4.10%, 02/01/21	1,229	1,339,919
4.40%, 06/01/20[a]	1,200	1,320,045
5.63%, 06/01/19	796	918,311
5.88%, 09/15/17	453	511,512
6.88%, 10/01/18[a]	400	477,482
EQT Corp.
4.88%, 11/15/21	1,350	1,480,289
6.50%, 04/01/18	900	1,019,343
8.13%, 06/01/19	850	1,054,241
Exxon Mobil Corp.
0.92%, 03/15/17	3,600	3,589,289
1.82%, 03/15/19 (Call 02/15/19)	4,000	4,025,569
Hess Corp.
1.30%, 06/15/17	500	500,544
3.50%, 07/15/24 (Call 04/15/24)	360	364,245
8.13%, 02/15/19	1,526	1,898,930
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	800	835,278
6.15%, 06/15/19	150	174,048
7.25%, 12/15/19	1,983	2,444,661

126	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Marathon Oil Corp.
0.90%, 11/01/15	$2,350	$2,350,782
2.80%, 11/01/22 (Call 08/01/22)	200	195,763
5.90%, 03/15/18	874	994,397
6.00%, 10/01/17	1,167	1,323,504
Marathon Petroleum Corp.
3.50%, 03/01/16	1,590	1,651,673
5.13%, 03/01/21	1,061	1,201,600
Murphy Oil Corp.
2.50%, 12/01/17	850	865,179
3.70%, 12/01/22 (Call 09/01/22)	1,360	1,346,086
4.00%, 06/01/22 (Call 03/01/22)	1,000	1,016,511
Nabors Industries Inc.
4.63%, 09/15/21	1,750	1,912,347
5.10%, 09/15/23 (Call 06/15/23)	1,050	1,158,201
9.25%, 01/15/19	1,253	1,602,996
Nexen Energy ULC
6.20%, 07/30/19	1,750	2,059,166
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	2,548	2,733,466
8.25%, 03/01/19	828	1,030,661
Noble Holding International Ltd.
2.50%, 03/15/17	300	306,841
3.45%, 08/01/15	1,000	1,024,419
3.95%, 03/15/22[a]	250	257,977
4.90%, 08/01/20[a]	1,200	1,320,032
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	1,300	1,296,531
1.75%, 02/15/17	1,100	1,118,347
2.50%, 02/01/16	400	410,296
2.70%, 02/15/23 (Call 11/15/22)[a]	5,000	4,890,400
3.13%, 02/15/22 (Call 11/15/21)	1,154	1,176,424
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,390	1,510,974

Security	Principal (000s)	Value

Petro-Canada
6.05%, 05/15/18	$2,650	$3,046,792
Petrobras Global Finance BV
2.00%, 05/20/16	818	818,664
3.00%, 01/15/19[a]	1,000	987,069
3.25%, 03/17/17	7,400	7,557,979
4.38%, 05/20/23[a]	7,900	7,820,382
4.88%, 03/17/20	4,425	4,580,231
6.25%, 03/17/24	1,500	1,649,829
Petrobras International Finance Co.
3.50%, 02/06/17[a]	3,750	3,853,048
3.88%, 01/27/16	2,000	2,053,909
5.38%, 01/27/21	10,000	10,541,386
5.75%, 01/20/20	3,350	3,607,911
5.88%, 03/01/18[a]	2,237	2,432,140
6.13%, 10/06/16	1,850	1,999,129
7.88%, 03/15/19	5,450	6,349,250
Petroleos Mexicanos
3.13%, 01/23/19[b]	1,500	1,552,500
3.50%, 01/30/23	6,750	6,682,500
4.88%, 01/24/22	6,000	6,510,000
4.88%, 01/18/24[a]	3,500	3,797,500
5.50%, 01/21/21	4,800	5,388,000
5.75%, 03/01/18	967	1,075,787
6.00%, 03/05/20[a]	2,900	3,335,000
8.00%, 05/03/19	1,000	1,235,500
Phillips 66
2.95%, 05/01/17	1,412	1,473,611
4.30%, 04/01/22	4,744	5,134,231
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	1,050	1,099,615
5.88%, 07/15/16	175	190,266
6.65%, 03/15/17	1,300	1,465,812
7.50%, 01/15/20	2,200	2,703,720
Plains Exploration & Production Co.
6.50%, 11/15/20 (Call 11/15/15)[a]	1,625	1,797,656
6.63%, 05/01/21 (Call 05/01/16)	500	554,375
6.88%, 02/15/23 (Call 02/15/18)[a]	2,988	3,469,815

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Pride International Inc.
6.88%, 08/15/20	$1,345	$1,617,567
8.50%, 06/15/19	1,000	1,262,978
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[a]	275	289,661
4.88%, 06/01/22 (Call 03/01/22)	1,160	1,244,986
5.00%, 09/01/17	800	870,033
7.88%, 08/01/19	175	213,995
Sasol Financing International PLC
4.50%, 11/14/22	2,000	2,052,760
Shell International Finance BV
0.63%, 12/04/15[a]	300	300,014
1.13%, 08/21/17	1,800	1,797,115
2.00%, 11/15/18	4,160	4,220,649
2.25%, 01/06/23	2,000	1,912,062
2.38%, 08/21/22[a]	750	730,234
3.25%, 09/22/15	4,994	5,145,714
3.40%, 08/12/23[a]	5,000	5,165,688
4.30%, 09/22/19	1,359	1,505,915
4.38%, 03/25/20	130	144,884
5.20%, 03/22/17	475	524,882
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	2,958	3,130,853
7.50%, 02/01/18[a]	325	384,101
Statoil ASA
1.15%, 05/15/18	790	778,108
1.20%, 01/17/18	1,700	1,687,724
1.80%, 11/23/16	500	510,223
2.45%, 01/17/23	7,900	7,680,085
3.13%, 08/17/17	2,660	2,804,532
3.15%, 01/23/22	158	163,107
5.25%, 04/15/19	1,879	2,145,542
6.70%, 01/15/18	200	232,137
Suncor Energy Inc.
6.10%, 06/01/18	763	879,945
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)[a]	850	878,619
7.75%, 06/01/19	1,140	1,404,146

Security	Principal (000s)	Value

Total Capital Canada Ltd.
1.45%, 01/15/18	$4,000	$3,997,411
2.75%, 07/15/23[a]	900	882,896
Total Capital International SA
0.75%, 01/25/16	2,250	2,256,546
1.50%, 02/17/17	1,792	1,812,413
1.55%, 06/28/17[a]	2,792	2,820,604
2.10%, 06/19/19	5,000	5,013,689
2.70%, 01/25/23	2,700	2,650,995
3.70%, 01/15/24	2,500	2,620,035
3.75%, 04/10/24	3,600	3,779,125
Total Capital SA
2.30%, 03/15/16	1,231	1,263,561
3.13%, 10/02/15	1,848	1,899,024
4.13%, 01/28/21[a]	950	1,039,970
4.45%, 06/24/20	1,254	1,395,596
Transocean Inc.
2.50%, 10/15/17	1,000	1,012,621
3.80%, 10/15/22 (Call 07/15/22)	1,300	1,263,147
4.95%, 11/15/15	975	1,020,165
5.05%, 12/15/16	969	1,046,298
6.00%, 03/15/18[a]	2,282	2,532,914
6.38%, 12/15/21	2,810	3,177,828
6.50%, 11/15/20	2,118	2,397,632
Valero Energy Corp.
6.13%, 06/15/17	1,612	1,815,791
6.13%, 02/01/20	834	978,420
9.38%, 03/15/19	1,131	1,468,336
XTO Energy Inc.
5.50%, 06/15/18	1,500	1,708,284
6.25%, 08/01/17	750	853,359

		404,116,727
OIL & GAS SERVICES — 0.45%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	2,100	2,177,726
7.50%, 11/15/18	1,184	1,444,311
Cameron International Corp.
3.70%, 06/15/24 (Call 03/15/24)	1,500	1,533,286
4.50%, 06/01/21 (Call 03/01/21)	1,450	1,587,858
6.38%, 07/15/18	1,200	1,393,695

128	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

FMC Technologies Inc.
2.00%, 10/01/17	$900	$909,426
3.45%, 10/01/22 (Call 07/01/22)	1,000	995,421
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)[a]	500	505,180
3.25%, 11/15/21 (Call 08/15/21)	2,000	2,076,373
3.50%, 08/01/23 (Call 05/01/23)[a]	1,050	1,086,949
6.15%, 09/15/19	1,814	2,152,107
National Oilwell Varco Inc.
1.35%, 12/01/17	900	897,716
2.60%, 12/01/22 (Call 09/01/22)	1,450	1,408,344
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	1,950	2,054,780
Weatherford International Inc.
6.35%, 06/15/17[a]	2,285	2,581,160
Weatherford International Ltd.
5.13%, 09/15/20	1,780	1,987,527
5.50%, 02/15/16	210	223,586
6.00%, 03/15/18	1,000	1,133,446
9.63%, 03/01/19	1,038	1,347,348

		27,496,239
PACKAGING & CONTAINERS — 0.08%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	100	108,314
6.80%, 08/01/19	555	658,547
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	1,038	1,073,980
Rock-Tenn Co.
3.50%, 03/01/20	500	518,513
4.90%, 03/01/22	2,000	2,183,953
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	75	79,733

		4,623,040

Security	Principal (000s)	Value

PHARMACEUTICALS — 3.10%
Abbott Laboratories
4.13%, 05/27/20	$800	$878,521
5.13%, 04/01/19	2,578	2,909,855
AbbVie Inc.
1.20%, 11/06/15	2,900	2,917,317
1.75%, 11/06/17	6,550	6,570,158
2.00%, 11/06/18	3,700	3,689,696
2.90%, 11/06/22	3,725	3,659,454
Actavis Funding SCS
2.45%, 06/15/19[a,b]	195	194,388
3.85%, 06/15/24 (Call 03/15/24)	500	506,168
Actavis Inc.
1.88%, 10/01/17	2,800	2,812,122
3.25%, 10/01/22 (Call 07/01/22)	2,500	2,479,707
6.13%, 08/15/19	1,195	1,395,734
Allergan Inc.
1.35%, 03/15/18[a]	1,150	1,114,230
2.80%, 03/15/23 (Call 12/15/22)	500	455,416
3.38%, 09/15/20[a]	1,500	1,491,506
5.75%, 04/01/16	520	557,239
AmerisourceBergen Corp.
1.15%, 05/15/17	900	895,705
3.40%, 05/15/24[a]	1,000	1,006,126
3.50%, 11/15/21 (Call 08/15/21)	1,075	1,122,583
AstraZeneca PLC
1.95%, 09/18/19	2,300	2,287,966
5.90%, 09/15/17	3,717	4,211,724
Bristol-Myers Squibb Co.
0.88%, 08/01/17	2,163	2,139,834
2.00%, 08/01/22	2,231	2,093,597
3.25%, 11/01/23	1,300	1,324,246
Cardinal Health Inc.
3.20%, 06/15/22	1,900	1,900,557
3.20%, 03/15/23	1,300	1,287,968
DENTSPLY International Inc.
2.75%, 08/15/16	140	143,986
4.13%, 08/15/21 (Call 05/15/21)	1,545	1,627,300

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Eli Lilly and Co.
1.95%, 03/15/19[a]	$2,000	$2,004,357
5.20%, 03/15/17	996	1,097,170
Express Scripts Holding Co.
1.25%, 06/02/17	325	324,298
2.25%, 06/15/19	6,400	6,371,162
2.65%, 02/15/17	1,000	1,033,502
3.13%, 05/15/16	1,399	1,451,288
3.90%, 02/15/22	1,665	1,753,579
4.75%, 11/15/21	800	888,698
7.25%, 06/15/19	2,565	3,115,474
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	3,650	3,657,238
2.80%, 03/18/23	3,000	2,940,532
5.65%, 05/15/18	2,980	3,409,042
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	5,196	5,252,216
2.85%, 05/08/22	1,189	1,181,231
Johnson & Johnson
2.15%, 05/15/16	951	978,746
2.95%, 09/01/20	1,200	1,253,798
3.55%, 05/15/21[a]	1,900	2,046,112
5.15%, 07/15/18	2,063	2,338,577
5.55%, 08/15/17	1,728	1,954,241
McKesson Corp.
0.95%, 12/04/15	1,250	1,252,793
1.40%, 03/15/18	1,000	984,327
2.70%, 12/15/22 (Call 09/15/22)	563	544,819
3.25%, 03/01/16	1,299	1,342,385
3.80%, 03/15/24 (Call 12/15/23)	3,200	3,288,627
4.75%, 03/01/21 (Call 12/01/20)	750	834,473
5.70%, 03/01/17	567	621,843
7.50%, 02/15/19	1,985	2,415,057
Mead Johnson Nutrition Co.
4.90%, 11/01/19	1,450	1,599,175
Medco Health Solutions Inc.
2.75%, 09/15/15	1,050	1,071,458
4.13%, 09/15/20	500	534,572
7.13%, 03/15/18	1,338	1,570,160

Security	Principal (000s)	Value

Merck & Co. Inc.
1.10%, 01/31/18	$1,750	$1,725,657
1.30%, 05/18/18	5,200	5,144,012
2.40%, 09/15/22 (Call 06/15/22)	3,100	3,023,242
2.80%, 05/18/23	2,000	1,982,323
3.88%, 01/15/21 (Call 10/15/20)	1,021	1,102,332
4.75%, 03/01/15	850	868,783
5.00%, 06/30/19	1,128	1,279,733
6.00%, 09/15/17	83	94,453
Mylan Inc.
2.55%, 03/28/19	3,050	3,067,099
Novartis Capital Corp.
2.40%, 09/21/22	2,200	2,145,420
3.40%, 05/06/24	3,150	3,242,984
4.40%, 04/24/20	168	186,395
Novartis Securities Investment Ltd.
5.13%, 02/10/19	7,713	8,743,119
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[a]	1,910	1,976,127
Pfizer Inc.
1.10%, 05/15/17	5,750	5,757,627
1.50%, 06/15/18	1,500	1,497,812
2.10%, 05/15/19	500	502,911
3.00%, 06/15/23[a]	5,600	5,649,418
4.65%, 03/01/18	200	220,542
6.20%, 03/15/19	5,084	5,996,457
Pharmacia Corp.
6.50%, 12/01/18	1,140	1,357,228
Sanofi
1.25%, 04/10/18	1,500	1,483,241
2.63%, 03/29/16	4,729	4,880,576
4.00%, 03/29/21	2,782	3,030,928
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	450	462,719
2.95%, 12/18/22	1,500	1,454,127
Series 2
3.65%, 11/10/21	2,329	2,391,961
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	3,050	3,132,452

130	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	$1,250	$1,219,957
Wyeth LLC
5.45%, 04/01/17	315	349,717
5.50%, 02/15/16	168	180,445
Zoetis Inc.
1.15%, 02/01/16	650	652,546
1.88%, 02/01/18	725	725,125
3.25%, 02/01/23 (Call 11/01/22)	2,725	2,721,910

		189,033,431
PIPELINES — 2.21%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	110	117,877
5.75%, 09/15/19	2,200	2,422,594
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	1,525	1,575,599
4.88%, 02/01/21 (Call 11/01/20)	900	982,968
5.50%, 08/15/19	500	561,572
6.05%, 01/15/18	1,250	1,403,836
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	2,023	2,225,395
6.13%, 11/01/17	200	226,107
6.15%, 05/01/16	210	228,300
DCP Midstream Operating LP
3.25%, 10/01/15	480	491,232
3.88%, 03/15/23 (Call 12/15/22)[a]	2,000	2,047,045
4.95%, 04/01/22 (Call 01/01/22)	500	550,778
El Paso Natural Gas Co.
5.95%, 04/15/17	350	388,651
El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/24 (Call 02/01/24)	1,000	1,022,134
5.00%, 10/01/21 (Call 07/01/21)	2,000	2,179,020
6.50%, 04/01/20	500	587,098

Security	Principal (000s)	Value

Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[b]	$500	$498,677
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	150	159,607
5.20%, 03/15/20	2,395	2,682,827
9.88%, 03/01/19	1,535	1,991,213
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	5,090	5,112,380
5.60%, 04/01/17	1,325	1,466,406
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	500	495,499
4.15%, 10/01/20 (Call 08/01/20)	1,675	1,767,605
4.65%, 06/01/21 (Call 03/01/21)	1,787	1,929,767
5.20%, 02/01/22 (Call 11/01/21)	4,866	5,362,011
6.13%, 02/15/17	230	255,373
6.70%, 07/01/18	1,350	1,571,043
9.00%, 04/15/19	840	1,069,745
9.70%, 03/15/19	665	862,930
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)[a]	35	37,074
Enterprise Products Operating LLC
1.25%, 08/13/15	1,550	1,559,218
3.20%, 02/01/16	405	419,591
3.35%, 03/15/23 (Call 12/15/22)	6,900	6,952,264
4.05%, 02/15/22	1,400	1,497,028
5.20%, 09/01/20	393	448,968
5.25%, 01/31/20	800	910,751
6.50%, 01/31/19[a]	1,450	1,712,903
6.65%, 04/15/18	800	935,767
Series L
6.30%, 09/15/17	1,412	1,614,406
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)[a]	1,000	971,684

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

3.50%, 03/01/16	$1,150	$1,192,329
3.50%, 03/01/21 (Call 01/01/21)	1,375	1,387,053
3.95%, 09/01/22 (Call 06/01/22)	500	507,521
4.15%, 03/01/22[a]	900	925,407
5.30%, 09/15/20	4,000	4,476,625
5.80%, 03/01/21	150	170,226
5.95%, 02/15/18	1,105	1,246,484
6.00%, 02/01/17	1,000	1,105,640
6.85%, 02/15/20	1,665	1,985,394
9.00%, 02/01/19	900	1,137,996
Kinder Morgan, Inc.
7.13%, 04/01/21 (Call 04/01/16)	2,000	2,250,000
Magellan Midstream Partners LP
4.25%, 02/01/21	770	840,094
5.65%, 10/15/16	220	240,835
6.55%, 07/15/19	2,025	2,396,935
Northern Border Pipeline Co. Series A
7.50%, 09/15/21	90	107,358
Northwest Pipeline LLC
6.05%, 06/15/18[a]	215	244,928
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,000	1,012,258
3.25%, 02/01/16 (Call 01/01/16)	1,100	1,134,614
3.38%, 10/01/22 (Call 07/01/22)	1,500	1,502,035
6.15%, 10/01/16	425	468,420
8.63%, 03/01/19	1,120	1,401,063
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17[a]	300	342,838
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)	4,075	4,575,822
5.75%, 01/15/20[a]	1,240	1,436,673
6.50%, 05/01/18	200	232,819
8.75%, 05/01/19	1,850	2,363,761

Security	Principal (000s)	Value

Questar Pipeline Co.
5.83%, 02/01/18	$1,000	$1,125,183
Southern Natural Gas Co. LLC
5.90%, 04/01/17	325	360,835
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	1,850	1,954,827
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	550	529,506
8.00%, 10/01/19	2,250	2,818,936
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)	1,000	1,035,635
4.75%, 03/15/24 (Call 12/15/23)	50	54,692
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	1,690	1,663,924
4.65%, 02/15/22	150	161,688
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	450	480,137
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	975	1,119,186
TransCanada PipeLines Ltd.
0.75%, 01/15/16[a]	2,000	2,002,151
2.50%, 08/01/22	2,650	2,565,359
3.75%, 10/16/23 (Call 07/16/23)	2,000	2,088,296
3.80%, 10/01/20	2,720	2,910,489
6.35%, 05/15/67 (Call 05/15/17)[d]	500	516,250
6.50%, 08/15/18	1,386	1,630,745
7.13%, 01/15/19	149	180,467
9.88%, 01/01/21	320	449,507
Transcontinental Gas Pipe Line Corp.
6.05%, 06/15/18	1,105	1,259,682
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	550	562,454

132	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)
iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.00%, 07/01/22 (Call 04/01/22)	$1,850	$1,935,581
5.38%, 06/01/21 (Call 03/01/21)	50	56,822
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	2,358	2,260,075
4.55%, 06/24/24 (Call 03/24/24)[a]	85	85,818
7.88%, 09/01/21	1,300	1,605,349
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	1,250	1,246,070
3.80%, 02/15/15	920	932,352
4.00%, 11/15/21 (Call 08/15/21)	2,750	2,887,029
4.30%, 03/04/24 (Call 12/04/23)	1,200	1,254,584
5.25%, 03/15/20	982	1,100,911
7.25%, 02/01/17[a]	1,300	1,474,075

		134,288,686
REAL ESTATE — 0.03%
Brookfield Asset Management Inc.
5.80%, 04/25/17	250	275,211
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	500	506,180
5.25%, 08/01/15	290	301,840
5.88%, 06/15/17	800	889,880

		1,973,111
REAL ESTATE INVESTMENT TRUSTS — 2.89%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	1,000	1,003,940
4.60%, 04/01/22 (Call 01/01/22)	1,500	1,591,447
American Tower Corp.
3.40%, 02/15/19[a]	154	159,745
3.50%, 01/31/23	6,700	6,615,520
4.50%, 01/15/18	1,524	1,642,464
4.70%, 03/15/22	500	537,896
5.00%, 02/15/24	1,500	1,627,527

Security	Principal (000s)	Value

5.05%, 09/01/20	$1,000	$1,102,014
5.90%, 11/01/21[a]	335	386,811
7.00%, 10/15/17	1,000	1,152,218
ARC Properties Operating Partnership LP/Clark Acquisition LLC
3.00%, 02/06/19 (Call 01/06/19)	2,500	2,518,333
4.60%, 02/06/24 (Call 11/06/23)[b]	1,500	1,551,663
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	210	204,617
3.63%, 10/01/20 (Call 07/01/20)	2,000	2,091,589
3.95%, 01/15/21 (Call 10/15/20)	550	587,109
5.70%, 03/15/17[a]	750	828,574
5.75%, 09/15/16	190	207,477
6.10%, 03/15/20	300	350,974
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	150	156,228
4.25%, 07/15/22 (Call 04/15/22)	1,500	1,564,971
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	3,000	2,944,430
3.70%, 11/15/18 (Call 08/15/18)	2,030	2,159,057
3.80%, 02/01/24 (Call 11/01/23)[a]	1,000	1,023,733
3.85%, 02/01/23 (Call 11/01/22)	500	521,544
4.13%, 05/15/21 (Call 02/15/21)	1,049	1,123,768
5.63%, 11/15/20 (Call 08/15/20)	900	1,032,216
5.88%, 10/15/19	900	1,041,895
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)	2,750	2,910,922
4.63%, 06/15/21 (Call 03/15/21)	200	219,225

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	$2,000	$2,172,354
CommonWealth REIT
6.25%, 06/15/17 (Call 12/15/16)	550	593,283
6.65%, 01/15/18 (Call 07/15/17)	200	217,236
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	2,500	2,709,640
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	500	484,526
3.50%, 01/15/21 (Call 11/15/20)	103	104,577
4.63%, 07/15/22 (Call 04/15/22)	3,000	3,214,700
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)[a]	1,000	977,993
5.25%, 03/15/21 (Call 12/15/20)[a]	1,040	1,136,128
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	1,500	1,546,206
4.38%, 06/15/22 (Call 03/15/22)	2,000	2,132,093
5.95%, 02/15/17	1,270	1,396,678
6.75%, 03/15/20	1,250	1,483,375
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	1,500	1,667,889
Equity Commonwealth REIT
5.88%, 09/15/20 (Call 03/15/20)	500	549,552
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)[a]	1,000	985,363
4.63%, 12/15/21 (Call 09/15/21)	929	1,032,536
4.75%, 07/15/20 (Call 04/15/20)	1,100	1,218,730

Security	Principal (000s)	Value

5.13%, 03/15/16	$1,006	$1,072,073
5.38%, 08/01/16	750	812,564
5.75%, 06/15/17	1,322	1,475,662
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	1,000	1,029,163
5.50%, 03/15/17	950	1,044,810
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	2,000	1,952,565
3.75%, 02/01/16	2,015	2,096,489
3.75%, 02/01/19 (Call 11/01/18)[a]	2,200	2,328,811
4.25%, 11/15/23 (Call 08/15/23)	500	520,979
5.38%, 02/01/21 (Call 11/03/20)	1,568	1,786,350
5.63%, 05/01/17	640	707,324
6.00%, 01/30/17	1,300	1,440,449
6.70%, 01/30/18	1,426	1,647,628
Health Care REIT Inc.
2.25%, 03/15/18	950	959,060
3.63%, 03/15/16	1,508	1,567,799
3.75%, 03/15/23 (Call 12/15/22)	1,400	1,410,435
4.13%, 04/01/19 (Call 01/01/19)	650	695,351
4.50%, 01/15/24 (Call 10/15/23)	1,500	1,580,864
4.70%, 09/15/17	1,350	1,468,189
4.95%, 01/15/21 (Call 10/15/20)	888	981,826
5.25%, 01/15/22 (Call 10/15/21)	800	895,860
6.20%, 06/01/16	745	810,374
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)[a]	196	193,925
5.75%, 01/15/21	650	735,025
6.50%, 01/17/17	800	888,500
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	1,500	1,471,224
5.85%, 03/15/17	250	273,188

134	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)[a]	$1,250	$1,334,419
5.63%, 03/15/17	1,350	1,471,246
6.70%, 01/15/18 (Call 07/15/17)	200	220,677
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	500	536,250
Series D
3.75%, 10/15/23 (Call 07/15/23)	2,850	2,861,707
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	1,700	1,839,469
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	2,500	2,439,874
5.70%, 05/01/17	1,950	2,161,636
5.78%, 03/15/16	210	225,565
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	3,500	3,691,064
4.75%, 10/01/20 (Call 07/01/20)	100	108,358
5.50%, 12/15/16	200	217,593
6.63%, 10/01/17	1,000	1,136,642
Mack-Cali Realty Corp.
7.75%, 08/15/19	1,850	2,203,010
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	2,250	2,275,646
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	1,500	1,524,428
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,136,584
Omega Healthcare Investors Inc.
6.75%, 10/15/22 (Call 10/15/15)	500	541,875
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	2,900	3,001,559

Security	Principal (000s)	Value

ProLogis LP
4.25%, 08/15/23 (Call 05/15/23)	$3,950	$4,157,022
4.50%, 08/15/17	680	734,038
6.88%, 03/15/20 (Call 12/16/19)	1,240	1,482,278
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	897	908,197
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)[a]	2,700	2,698,245
3.25%, 10/15/22 (Call 07/15/22)	1,000	986,242
5.95%, 09/15/16	690	754,039
6.75%, 08/15/19	800	946,492
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	1,000	1,013,597
4.30%, 01/15/16 (Call 10/15/15)	150	154,877
4.75%, 05/01/24 (Call 11/01/23)	1,000	1,030,275
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[a]	1,300	1,330,896
2.75%, 02/01/23 (Call 11/01/22)	500	489,833
2.80%, 01/30/17 (Call 10/30/16)	1,550	1,607,550
3.75%, 02/01/24 (Call 11/01/23)	500	520,682
4.13%, 12/01/21 (Call 09/01/21)	2,940	3,200,629
4.38%, 03/01/21 (Call 12/01/20)	2,321	2,569,542
5.25%, 12/01/16 (Call 09/02/16)	1,140	1,236,994
5.65%, 02/01/20 (Call 11/01/19)	1,778	2,066,664
5.75%, 12/01/15 (Call 09/02/15)	380	399,256
5.88%, 03/01/17 (Call 12/01/16)	1,350	1,493,337

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

6.10%, 05/01/16 (Call 02/01/16)	$670	$720,903
6.13%, 05/30/18	1,383	1,598,785
10.35%, 04/01/19 (Call 01/01/19)	2,303	3,086,155
Tanger Properties LP
3.88%, 12/01/23 (Call 09/01/23)	3,700	3,793,264
UDR Inc.
4.25%, 06/01/18	950	1,024,344
4.63%, 01/10/22 (Call 10/10/21)	700	760,871
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	1,550	1,559,110
2.70%, 04/01/20 (Call 01/01/20)	1,150	1,145,872
3.13%, 11/30/15	550	565,340
4.25%, 03/01/22 (Call 12/01/21)	2,600	2,750,419
4.75%, 06/01/21 (Call 03/01/21)	2,250	2,481,608
Vornado Realty Trust
5.00%, 01/15/22 (Call 10/15/21)	500	551,923
Washington Real Estate Investment Trust
4.95%, 10/01/20 (Call 04/01/20)	250	269,290
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	200	199,013
Weyerhaeuser Co.
7.38%, 10/01/19	2,000	2,444,512

		175,986,949
RETAIL — 2.45%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	390	416,547
AutoZone Inc.
1.30%, 01/13/17	1,100	1,101,786
3.70%, 04/15/22 (Call 01/15/22)	1,650	1,713,118

Security	Principal (000s)	Value

4.00%, 11/15/20 (Call 08/15/20)	$150	$158,800
5.50%, 11/15/15	150	158,400
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	500	509,089
Costco Wholesale Corp.
1.13%, 12/15/17	3,100	3,079,600
1.70%, 12/15/19	3,700	3,640,928
5.50%, 03/15/17	1,250	1,385,000
CVS Caremark Corp.
1.20%, 12/05/16	5,181	5,207,445
3.38%, 08/12/24 (Call 05/12/24)	2,500	2,524,751
4.00%, 12/05/23 (Call 09/05/23)	1,500	1,583,021
4.75%, 05/18/20 (Call 12/18/19)	4,200	4,607,115
5.75%, 06/01/17	1,360	1,523,724
6.13%, 08/15/16	480	528,495
Darden Restaurants Inc.
6.20%, 10/15/17	215	242,821
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)[a]	1,300	1,155,199
4.13%, 07/15/17[a]	1,000	1,045,309
Family Dollar Stores Inc.
5.00%, 02/01/21[a]	990	1,055,588
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	1,250	1,440,668
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	3,700	3,705,009
2.25%, 09/10/18 (Call 08/10/18)	4,600	4,703,229
4.40%, 04/01/21 (Call 01/01/21)	2,559	2,866,814
5.40%, 03/01/16	3,751	4,016,469
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	2,288	2,405,799
6.25%, 12/15/17	1,200	1,368,508

136	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	$1,200	$1,213,617
2.13%, 04/15/16 (Call 03/15/16)	950	970,963
3.12%, 04/15/22 (Call 01/15/22)[a]	1,403	1,437,876
3.75%, 04/15/21 (Call 01/15/21)[a]	150	160,751
3.80%, 11/15/21 (Call 08/15/21)	1,550	1,662,006
4.63%, 04/15/20 (Call 10/15/19)	1,050	1,158,772
5.00%, 10/15/15	290	304,010
5.40%, 10/15/16	1,250	1,365,717
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	2,000	2,012,730
3.88%, 01/15/22 (Call 10/15/21)	2,160	2,282,489
5.90%, 12/01/16	1,373	1,515,118
7.45%, 07/15/17[a]	900	1,046,924
McDonald’s Corp.
1.88%, 05/29/19	2,600	2,594,738
2.63%, 01/15/22	654	651,803
3.25%, 06/10/24	2,000	2,034,331
3.63%, 05/20/21	1,250	1,336,830
5.30%, 03/15/17	245	270,823
5.35%, 03/01/18	2,256	2,546,993
5.80%, 10/15/17	500	567,628
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	1,000	1,068,400
4.75%, 05/01/20[a]	500	551,031
6.25%, 01/15/18	1,240	1,419,746
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,500	1,544,567
4.63%, 09/15/21 (Call 06/15/21)	1,050	1,143,001
4.88%, 01/14/21 (Call 10/14/20)	115	127,141

Security	Principal (000s)	Value

QVC Inc.
3.13%, 04/01/19	$175	$176,904
5.13%, 07/02/22	3,000	3,215,514
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	2,240	2,239,948
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	2,650	2,647,914
3.85%, 10/01/23 (Call 07/01/23)	650	689,216
6.25%, 08/15/17	1,150	1,307,333
Target Corp.
2.30%, 06/26/19	4,000	4,036,508
2.90%, 01/15/22	2,262	2,276,138
3.50%, 07/01/24	1,500	1,531,894
3.88%, 07/15/20	1,127	1,207,961
5.38%, 05/01/17	2,328	2,586,839
5.88%, 07/15/16	92	100,874
6.00%, 01/15/18	2,574	2,946,170
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)	1,000	1,007,498
6.95%, 04/15/19	1,405	1,698,142
Wal-Mart Stores Inc.
1.13%, 04/11/18	1,000	987,921
1.50%, 10/25/15	1,931	1,953,757
1.95%, 12/15/18	2,000	2,017,299
2.55%, 04/11/23 (Call 01/11/23)[a]	5,750	5,616,745
2.80%, 04/15/16	3,168	3,280,278
3.25%, 10/25/20	1,454	1,529,386
3.30%, 04/22/24 (Call 01/22/24)[a]	875	898,855
3.63%, 07/08/20	977	1,053,068
4.13%, 02/01/19[a]	1,450	1,573,240
4.25%, 04/15/21	2,099	2,329,257
5.38%, 04/05/17	2,461	2,730,681
5.80%, 02/15/18	3,138	3,589,620
Walgreen Co.
1.80%, 09/15/17	3,050	3,069,824
3.10%, 09/15/22	2,500	2,470,971
5.25%, 01/15/19	627	702,404

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	$625	$643,229
3.88%, 11/01/20 (Call 08/01/20)[a]	300	314,639
3.88%, 11/01/23 (Call 08/01/23)	1,200	1,229,092
4.25%, 09/15/15	100	103,678
5.30%, 09/15/19	1,275	1,420,669
6.25%, 04/15/16	200	216,543
6.25%, 03/15/18	392	446,200

		148,977,446
SAVINGS & LOANS — 0.08%
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	1,750	1,785,434
3.45%, 08/27/18 (Call 07/27/18)	2,750	2,878,045
4.63%, 04/19/16	400	420,613

		5,084,092
SEMICONDUCTORS — 0.59%
Altera Corp.
1.75%, 05/15/17	2,000	2,011,601
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	250	242,619
3.00%, 04/15/16	400	412,700
Applied Materials Inc.
2.65%, 06/15/16	500	515,389
4.30%, 06/15/21	2,100	2,296,811
Broadcom Corp.
2.50%, 08/15/22[a]	1,900	1,807,830
2.70%, 11/01/18	1,200	1,234,880
3.50%, 08/01/24 (Call 05/01/24)	1,850	1,868,905
Intel Corp.
1.35%, 12/15/17	2,400	2,399,216
1.95%, 10/01/16	1,484	1,519,774
2.70%, 12/15/22	2,000	1,968,453
3.30%, 10/01/21	6,686	6,988,989
KLA-Tencor Corp.
6.90%, 05/01/18	1,000	1,165,825

Security	Principal (000s)	Value

National Semiconductor Corp.
6.60%, 06/15/17	$1,200	$1,371,121
Texas Instruments Inc.
0.45%, 08/03/15	1,500	1,501,365
0.88%, 03/12/17	1,800	1,793,942
1.65%, 08/03/19	3,119	3,060,912
2.38%, 05/16/16	698	718,769
Xilinx Inc.
2.13%, 03/15/19	1,500	1,500,344
3.00%, 03/15/21[a]	1,650	1,676,926

		36,056,371
SOFTWARE — 1.27%
Adobe Systems Inc.
4.75%, 02/01/20	1,740	1,924,175
Autodesk Inc.
1.95%, 12/15/17	1,775	1,787,414
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	1,500	1,576,067
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	2,610	2,785,224
5.38%, 12/01/19	500	559,075
Dun & Bradstreet Corp. (The)
2.88%, 11/15/15	1,000	1,018,513
4.38%, 12/01/22 (Call 09/01/22)[a]	1,100	1,133,669
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	900	896,970
5.00%, 03/15/22 (Call 03/15/17)	3,700	3,937,059
Fiserv Inc.
3.13%, 06/15/16	1,200	1,243,110
3.50%, 10/01/22 (Call 07/01/22)	1,000	1,012,661
4.63%, 10/01/20	1,000	1,089,746
4.75%, 06/15/21	850	930,043
6.80%, 11/20/17	1,250	1,436,127
Intuit Inc.
5.75%, 03/15/17	2,360	2,618,924
Microsoft Corp.
1.00%, 05/01/18	2,300	2,267,254

138	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

1.63%, 09/25/15	$1,711	$1,734,185
1.63%, 12/06/18	1,000	999,393
2.38%, 05/01/23 (Call 02/01/23)	1,000	969,336
2.50%, 02/08/16	2,444	2,516,668
3.63%, 12/15/23 (Call 09/15/23)[a]	2,900	3,071,965
4.00%, 02/08/21	3,500	3,877,161
4.20%, 06/01/19	2,274	2,519,202
Oracle Corp.
1.20%, 10/15/17	3,600	3,587,910
2.25%, 10/08/19	10,000	10,048,309
2.38%, 01/15/19	2,050	2,088,087
2.50%, 10/15/22	6,000	5,850,611
3.63%, 07/15/23[a]	4,000	4,179,001
3.88%, 07/15/20	326	351,820
5.00%, 07/08/19	1,219	1,378,877
5.25%, 01/15/16	2,823	3,006,086
5.75%, 04/15/18	4,571	5,225,571

		77,620,213
TELECOMMUNICATIONS — 3.98%
America Movil SAB de CV
2.38%, 09/08/16	2,900	2,966,548
3.13%, 07/16/22	5,500	5,461,788
5.00%, 10/16/19	500	561,823
5.00%, 03/30/20	3,600	4,008,521
5.63%, 11/15/17	1,150	1,292,891
AT&T Inc.
0.80%, 12/01/15	6,200	6,206,068
1.40%, 12/01/17	1,500	1,496,196
1.60%, 02/15/17[a]	3,136	3,171,590
1.70%, 06/01/17	4,896	4,958,002
2.30%, 03/11/19[a]	8,000	8,082,715
2.38%, 11/27/18[a]	200	203,606
2.40%, 08/15/16	2,751	2,831,832
2.50%, 08/15/15	1,357	1,382,824
2.95%, 05/15/16	1,863	1,930,669
3.00%, 02/15/22[a]	500	502,482
3.88%, 08/15/21	2,323	2,479,013
3.90%, 03/11/24 (Call 12/11/23)[a]	500	523,197
4.45%, 05/15/21	2,085	2,313,397
5.50%, 02/01/18	2,283	2,574,646
5.80%, 02/15/19	4,588	5,312,842

Security	Principal (000s)	Value

British Telecommunications PLC
1.25%, 02/14/17	$595	$595,285
1.63%, 06/28/16	1,500	1,517,695
2.35%, 02/14/19	1,425	1,438,268
5.95%, 01/15/18	2,813	3,206,164
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	2,500	2,528,076
Cisco Systems Inc.
1.10%, 03/03/17	2,000	2,006,420
2.13%, 03/01/19	3,000	3,022,567
2.90%, 03/04/21	250	255,281
3.15%, 03/14/17	3,101	3,259,554
3.63%, 03/04/24[a]	5,050	5,247,758
4.45%, 01/15/20	1,362	1,515,014
4.95%, 02/15/19	1,219	1,375,461
5.50%, 02/22/16	6,500	6,970,896
Corning Inc.
1.45%, 11/15/17	2,500	2,501,545
4.25%, 08/15/20	365	400,782
6.63%, 05/15/19	40	47,930
Deutsche Telekom International Finance BV
5.75%, 03/23/16	1,120	1,203,992
6.00%, 07/08/19	1,089	1,272,456
6.75%, 08/20/18	2,018	2,380,358
Embarq Corp.
7.08%, 06/01/16	533	586,300
GTE Corp.
6.84%, 04/15/18	440	514,552
Harris Corp.
4.40%, 12/15/20	200	215,342
6.38%, 06/15/19	1,365	1,572,979
Juniper Networks Inc.
3.10%, 03/15/16	1,195	1,226,535
4.50%, 03/15/24[a]	1,200	1,262,223
4.60%, 03/15/21	1,310	1,416,194
Motorola Solutions Inc.
3.50%, 09/01/21	1,850	1,860,746
3.75%, 05/15/22	3,850	3,851,047
6.00%, 11/15/17	300	343,008
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	2,033	2,036,999

SCHEDULES OF INVESTMENTS	139

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Orange
2.13%, 09/16/15	$1,303	$1,321,266
2.75%, 09/14/16	1,396	1,446,519
2.75%, 02/06/19	3,300	3,381,873
4.13%, 09/14/21	1,784	1,914,505
5.38%, 07/08/19	1,034	1,176,650
Qwest Corp.
6.50%, 06/01/17	3,050	3,416,000
6.75%, 12/01/21	1,181	1,369,960
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	3,200	3,353,451
6.80%, 08/15/18	1,700	2,007,439
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	1,500	1,573,605
Telefonica Emisiones SAU
3.99%, 02/16/16	2,211	2,309,124
4.57%, 04/27/23[a]	2,000	2,143,820
5.13%, 04/27/20	1,299	1,451,502
5.46%, 02/16/21	2,414	2,738,531
5.88%, 07/15/19	698	806,526
6.22%, 07/03/17[a]	3,200	3,601,107
6.42%, 06/20/16	861	942,196
Verizon Communications Inc.
1.10%, 11/01/17[a]	1,000	987,976
1.35%, 06/09/17	3,500	3,497,133
2.00%, 11/01/16	2,583	2,635,356
2.45%, 11/01/22 (Call 08/01/22)	1,000	949,552
2.55%, 06/17/19	5,000	5,076,944
3.00%, 04/01/16	1,525	1,576,914
3.45%, 03/15/21	2,500	2,592,564
3.50%, 11/01/21	9,420	9,767,483
3.65%, 09/14/18	14,190	15,133,478
4.50%, 09/15/20	12,350	13,559,585
4.60%, 04/01/21	2,323	2,569,035
4.90%, 09/15/15	330	344,846
5.15%, 09/15/23	10,800	12,219,403
5.50%, 02/15/18	458	518,314
6.10%, 04/15/18	906	1,041,325
6.35%, 04/01/19	3,139	3,690,501
8.75%, 11/01/18	656	827,055

Security	Principal (000s)	Value

Vodafone Group PLC
1.25%, 09/26/17	$2,600	$2,576,699
1.50%, 02/19/18	2,699	2,675,532
1.63%, 03/20/17	350	352,143
2.50%, 09/26/22	1,000	944,039
2.95%, 02/19/23	5,500	5,321,059
4.38%, 03/16/21	500	545,356
4.63%, 07/15/18[a]	320	352,782
5.45%, 06/10/19	1,600	1,824,323
5.63%, 02/27/17	1,508	1,664,088

		242,089,636
TEXTILES — 0.06%
Cintas Corp. No. 2
2.85%, 06/01/16	1,275	1,303,689
4.30%, 06/01/21	340	365,194
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,500	1,512,030
6.13%, 01/15/16	389	416,536

		3,597,449
TOYS, GAMES & HOBBIES — 0.08%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	555	559,717
Mattel Inc.
1.70%, 03/15/18[a]	1,000	987,448
2.35%, 05/06/19	2,175	2,179,806
2.50%, 11/01/16	400	409,172
4.35%, 10/01/20	500	529,005

		4,665,148
TRANSPORTATION — 1.03%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	2,400	2,370,505
3.05%, 03/15/22 (Call 12/15/21)	1,600	1,615,136
3.05%, 09/01/22 (Call 06/01/22)[a]	2,000	2,006,190
3.40%, 09/01/24 (Call 12/01/23)	2,000	2,027,769
3.75%, 04/01/24 (Call 01/01/24)	475	493,396

140	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.70%, 10/01/19	$984	$1,097,689
5.75%, 03/15/18	2,116	2,409,922
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	1,900	1,923,140
2.25%, 11/15/22 (Call 08/15/22)	550	524,622
5.55%, 03/01/19	1,100	1,265,227
5.80%, 06/01/16	180	195,967
Canadian Pacific Railway Co.
7.25%, 05/15/19	2,500	3,052,599
9.45%, 08/01/21	70	97,503
Con-Way Inc.
7.25%, 01/15/18	1,100	1,267,941
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	2,000	2,035,479
3.70%, 10/30/20 (Call 07/30/20)	100	106,109
4.25%, 06/01/21 (Call 03/01/21)	900	981,233
6.25%, 03/15/18	350	404,603
7.38%, 02/01/19	650	791,447
7.90%, 05/01/17	210	245,600
CSX Transportation Inc.
6.25%, 01/15/23	2,115	2,500,818
FedEx Corp.
2.63%, 08/01/22	1,750	1,704,608
4.00%, 01/15/24	1,500	1,588,321
8.00%, 01/15/19	750	929,310
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)[a]	800	829,434
Kansas City Southern Mexico SA de CV
2.35%, 05/15/20 (Call 04/15/20)	294	283,930
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	1,350	1,354,851
3.25%, 12/01/21 (Call 09/01/21)	1,500	1,540,200
5.75%, 01/15/16	900	959,756

Security	Principal (000s)	Value

5.75%, 04/01/18	$750	$846,785
5.90%, 06/15/19	990	1,141,008
7.70%, 05/15/17	830	963,747
Norfolk Southern Railway Co.
9.75%, 06/15/20	150	203,907
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	1,030	1,033,835
2.50%, 03/01/17 (Call 02/01/17)[a]	1,500	1,542,333
2.50%, 03/01/18 (Call 02/01/18)	1,250	1,278,478
2.55%, 06/01/19 (Call 05/01/19)	1,150	1,162,664
3.15%, 03/02/15	925	937,576
3.50%, 06/01/17	950	1,001,247
3.60%, 03/01/16	100	104,134
5.85%, 11/01/16	750	825,186
Union Pacific Corp.
2.25%, 02/15/19	1,500	1,522,991
3.75%, 03/15/24 (Call 12/15/23)[a]	800	846,652
4.00%, 02/01/21 (Call 11/01/20)	500	544,253
4.16%, 07/15/22 (Call 04/15/22)	964	1,055,339
5.70%, 08/15/18[a]	1,137	1,308,398
5.75%, 11/15/17	1,350	1,534,792
United Parcel Service Inc.
2.45%, 10/01/22	1,800	1,761,685
3.13%, 01/15/21	1,664	1,740,353
5.13%, 04/01/19	1,431	1,625,921
5.50%, 01/15/18	2,611	2,955,016
8.38%, 04/01/20	350	453,144

		62,992,749
TRUCKING & LEASING — 0.05%
GATX Corp.
2.50%, 07/30/19	575	571,842
3.50%, 07/15/16	1,050	1,092,160
4.85%, 06/01/21	1,150	1,271,285

		2,935,287

SCHEDULES OF INVESTMENTS	141

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

WATER — 0.02%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	$1,000	$1,013,400
United Utilities PLC
4.55%, 06/19/18	150	161,248
5.38%, 02/01/19	210	232,133

		1,406,781

TOTAL CORPORATE BONDS & NOTES
(Cost: $4,989,273,344)		5,094,318,830

FOREIGN GOVERNMENT OBLIGATIONS[f] — 13.85%

BRAZIL — 0.43%
Brazilian Government International Bond
2.63%, 01/05/23	7,200	6,786,000
4.88%, 01/22/21[a]	8,075	8,882,500
5.88%, 01/15/19[a]	2,950	3,377,750
6.00%, 01/17/17[a]	2,225	2,461,963
8.00%, 01/15/18	684	763,997
8.88%, 10/14/19	1,950	2,544,750
12.75%, 01/15/20	1,000	1,500,000

		26,316,960
CANADA — 1.92%
Canada Government International Bond
0.88%, 02/14/17[a]	6,625	6,640,581
1.63%, 02/27/19[a]	3,500	3,509,474
Export Development Canada
0.50%, 09/15/15	1,000	1,002,074
0.75%, 12/15/17	6,500	6,413,940
1.00%, 05/15/17[a]	5,000	5,011,627
1.25%, 10/27/15	500	505,363
1.25%, 10/26/16[a]	500	506,339
Province of British Columbia
1.20%, 04/25/17[a]	1,250	1,259,849
2.00%, 10/23/22	3,300	3,182,209
2.10%, 05/18/16	2,550	2,622,716
2.65%, 09/22/21[a]	2,250	2,305,820
Province of Manitoba
2.10%, 09/06/22	2,000	1,930,661
3.05%, 05/14/24	2,500	2,553,529
4.90%, 12/06/16[a]	3,750	4,098,558

Security	Principal (000s)	Value

Province of New Brunswick
5.20%, 02/21/17	$850	$938,279
Province of Nova Scotia
5.13%, 01/26/17	1,250	1,373,986
9.25%, 03/01/20	2,000	2,663,033
Province of Ontario
1.00%, 07/22/16[a]	5,000	5,037,378
1.10%, 10/25/17	5,000	4,979,640
1.20%, 02/14/18	5,000	4,966,072
1.60%, 09/21/16	4,950	5,041,900
1.65%, 09/27/19[a]	6,500	6,404,185
2.00%, 01/30/19	11,250	11,358,128
2.30%, 05/10/16	3,800	3,913,843
4.00%, 10/07/19	4,200	4,609,556
4.40%, 04/14/20[a]	3,650	4,081,420
4.75%, 01/19/16	320	338,576
4.95%, 11/28/16[a]	1,300	1,420,225
5.45%, 04/27/16	2,475	2,675,917
Province of Quebec
2.63%, 02/13/23	1,000	989,252
2.75%, 08/25/21	2,050	2,083,644
3.50%, 07/29/20	4,950	5,316,507
4.63%, 05/14/18[a]	1,000	1,113,890
5.00%, 03/01/16	2,092	2,233,996
5.13%, 11/14/16	500	547,918
7.13%, 02/09/24	2,600	3,448,482

		117,078,567
CHILE — 0.12%
Chile Government International Bond
2.25%, 10/30/22[a]	2,750	2,653,750
3.25%, 09/14/21	1,850	1,928,625
3.88%, 08/05/20	2,250	2,418,750

		7,001,125
COLOMBIA — 0.35%
Colombia Government International Bond
4.38%, 07/12/21	10,500	11,376,751
7.38%, 01/27/17[a]	2,600	2,970,500
7.38%, 03/18/19	4,700	5,687,000
11.75%, 02/25/20[a]	1,000	1,450,000

		21,484,251

142	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

GERMANY — 0.19%
FMS Wertmanagement AoeR
1.00%, 11/21/17	$1,500	$1,491,860
1.13%, 10/14/16	9,200	9,284,656
1.13%, 09/05/17	1,750	1,752,451
1.63%, 11/20/18	500	501,572

		13,030,539
ISRAEL — 0.12%
Israel Government International Bond
4.00%, 06/30/22[a]	2,400	2,574,000
5.13%, 03/26/19	2,825	3,185,188
5.50%, 11/09/16[a]	1,600	1,757,600

		7,516,788
ITALY — 0.29%
Italy Government International Bond
5.25%, 09/20/16	9,130	9,907,403
5.38%, 06/12/17	3,000	3,308,192
6.88%, 09/27/23	3,500	4,502,262

		17,717,857
JAPAN — 0.55%
Development Bank of Japan Inc.
4.25%, 06/09/15	490	504,808
5.13%, 02/01/17[a]	2,600	2,858,652
Japan Bank for International Cooperation
1.13%, 07/19/17	3,500	3,504,692
1.75%, 07/31/18	4,200	4,232,104
3.38%, 07/31/23	5,000	5,348,920
Japan Finance Corp.
1.88%, 09/24/15	1,500	1,523,482
2.13%, 02/07/19[a]	1,000	1,018,162
2.25%, 07/13/16	3,500	3,606,871
2.50%, 01/21/16	2,100	2,157,760
2.50%, 05/18/16	2,500	2,583,927
Japan Finance Organization for Municipalities
4.00%, 01/13/21	3,300	3,641,902
4.63%, 04/21/15	250	256,765
5.00%, 05/16/17	2,100	2,321,853

		33,559,898

Security	Principal (000s)	Value

MEXICO — 0.56%
Mexico Government International Bond
3.63%, 03/15/22[a]	$7,100	$7,348,500
4.00%, 10/02/23[a]	8,000	8,420,000
5.63%, 01/15/17[a]	8,500	9,392,500
5.95%, 03/19/19	5,800	6,699,000
8.13%, 12/30/19	850	1,160,250
11.38%, 09/15/16	800	968,800

		33,989,050
PANAMA — 0.02%
Panama Government International Bond
5.20%, 01/30/20[a]	1,000	1,116,500

		1,116,500
PERU — 0.07%
Peruvian Government International Bond
7.13%, 03/30/19[a]	3,725	4,535,187

		4,535,187
PHILIPPINES — 0.20%
Philippine Government International Bond
4.00%, 01/15/21	5,000	5,343,750
4.20%, 01/21/24[a]	1,000	1,070,000
9.88%, 01/15/19	4,500	5,924,250

		12,338,000
POLAND — 0.36%
Poland Government International Bond
4.00%, 01/22/24[a]	7,000	7,349,999
5.00%, 10/19/15	770	807,060
5.00%, 03/23/22	4,200	4,713,576
5.13%, 04/21/21[a]	1,950	2,208,005
6.38%, 07/15/19	5,500	6,533,010

		21,611,650
SOUTH AFRICA — 0.21%
South Africa Government International Bond
4.67%, 01/17/24[a]	4,500	4,668,750
5.50%, 03/09/20[a]	3,100	3,402,250
6.88%, 05/27/19[a]	4,250	4,908,750

		12,979,750

SCHEDULES OF INVESTMENTS	143

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

SOUTH KOREA — 0.43%
Export-Import Bank of Korea (The)
1.25%, 11/20/15	$1,500	$1,506,822
2.38%, 08/12/19	3,000	3,003,870
3.75%, 10/20/16	600	633,158
4.00%, 01/11/17	750	795,592
4.00%, 01/29/21	500	533,608
4.00%, 01/14/24	2,000	2,129,373
4.13%, 09/09/15	3,300	3,408,936
4.38%, 09/15/21	3,200	3,482,535
5.00%, 04/11/22[a]	1,000	1,132,597
5.13%, 06/29/20	3,450	3,890,862
Republic of Korea
5.13%, 12/07/16[a]	750	824,175
7.13%, 04/16/19	3,800	4,658,545

		26,000,073
SUPRANATIONAL — 7.17%
African Development Bank
0.88%, 03/15/18	980	965,625
1.13%, 03/15/17	1,500	1,510,025
1.25%, 09/02/16	480	486,031
1.63%, 10/02/18	6,500	6,532,659
2.50%, 03/15/16	1,650	1,702,172
Asian Development Bank
0.50%, 06/20/16	6,820	6,818,760
1.13%, 03/15/17	14,800	14,898,914
1.38%, 03/23/20	4,900	4,775,265
1.75%, 03/21/19	1,300	1,308,112
1.88%, 10/23/18	1,700	1,726,049
2.50%, 03/15/16	1,250	1,289,427
5.50%, 06/27/16	1,150	1,252,589
Corp. Andina de Fomento
3.75%, 01/15/16	4,400	4,566,234
4.38%, 06/15/22	1,234	1,324,821
Council of Europe Development Bank
1.13%, 05/31/18	5,000	4,954,136
1.50%, 02/22/17	2,100	2,133,639
1.50%, 06/19/17	1,000	1,013,937
European Bank for Reconstruction and Development
0.75%, 09/01/17	2,000	1,981,064
1.00%, 02/16/17	3,900	3,913,449

Security	Principal (000s)	Value

1.00%, 09/17/18	$2,200	$2,158,566
1.38%, 10/20/16	2,300	2,333,698
1.50%, 03/16/20	5,000	4,898,750
1.63%, 09/03/15	4,100	4,154,641
1.75%, 06/14/19[a]	4,500	4,507,754
2.50%, 03/15/16	3,000	3,094,625
European Investment Bank
0.50%, 08/15/16	9,000	8,987,789
0.63%, 04/15/16	21,300	21,363,238
0.88%, 04/18/17	13,000	12,989,079
1.00%, 12/15/17[a]	10,750	10,683,605
1.00%, 03/15/18	20,250	20,035,872
1.00%, 06/15/18	13,000	12,810,336
1.13%, 09/15/17	5,250	5,255,080
1.63%, 09/01/15	7,400	7,497,439
1.63%, 06/15/17	2,100	2,136,914
1.75%, 03/15/17	7,200	7,355,062
1.75%, 06/17/19[a]	12,000	12,022,088
1.88%, 03/15/19	6,000	6,061,420
2.13%, 07/15/16	6,150	6,330,499
2.25%, 03/15/16	4,350	4,472,998
2.50%, 05/16/16	5,550	5,740,511
2.50%, 04/15/21	6,000	6,142,877
2.88%, 09/15/20	2,570	2,698,701
3.25%, 01/29/24	6,000	6,362,738
4.00%, 02/16/21	600	669,880
4.88%, 01/17/17	8,730	9,562,729
5.13%, 09/13/16	2,750	2,998,907
5.13%, 05/30/17	1,600	1,779,349
Inter-American Development Bank
0.88%, 03/15/18	6,500	6,409,977
1.00%, 07/14/17	5,500	5,501,933
1.13%, 03/15/17	2,000	2,014,119
1.38%, 10/18/16	2,200	2,233,785
1.75%, 08/24/18[a]	2,200	2,226,029
2.13%, 11/09/20	4,500	4,527,378
3.00%, 10/04/23	14,400	15,078,982
3.88%, 02/14/20	750	828,021
4.25%, 09/10/18	2,000	2,216,712
5.13%, 09/13/16	4,692	5,117,179
Series E
3.88%, 09/17/19[a]	5,500	6,066,034

144	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value

International Bank for Reconstruction & Development
0.50%, 04/15/16	$6,400	$6,406,150
0.50%, 05/16/16	16,150	16,158,143
0.88%, 04/17/17	8,800	8,803,073
1.00%, 09/15/16	7,500	7,560,432
2.13%, 03/15/16[a]	3,300	3,387,277
2.13%, 02/13/23[a]	5,500	5,483,700
Series GDIF
1.38%, 04/10/18[a]	10,000	10,027,164
1.88%, 03/15/19[a]	12,900	13,048,142
2.25%, 06/24/21	5,000	5,038,661
International Finance Corp.
0.88%, 06/15/18[a]	15,000	14,731,425
1.00%, 04/24/17	500	501,464
1.13%, 11/23/16	6,100	6,158,311
1.75%, 09/04/18	11,400	11,538,035
2.13%, 11/17/17	950	978,964
2.25%, 04/11/16	2,250	2,315,328
Nordic Investment Bank
0.50%, 04/14/16	4,100	4,103,934
0.75%, 01/17/18	1,000	984,450
1.00%, 03/07/17	6,000	6,027,142
2.25%, 03/15/16	2,200	2,261,694
5.00%, 02/01/17	512	563,221

		436,554,912
SWEDEN — 0.18%
Svensk Exportkredit AB
0.63%, 05/31/16	1,767	1,769,590
1.13%, 04/05/18[a]	1,500	1,486,011
1.75%, 10/20/15	1,355	1,376,815
2.13%, 07/13/16	4,750	4,883,638
5.13%, 03/01/17	1,288	1,421,534

		10,937,588
TURKEY — 0.66%
Turkey Government International Bond
3.25%, 03/23/23[a]	10,500	9,846,900
6.25%, 09/26/22	6,600	7,511,065
6.75%, 04/03/18[a]	17,500	19,735,450
7.50%, 07/14/17[a]	2,500	2,837,850

		39,931,265

Security	Principal (000s)	Value

URUGUAY — 0.02%
Uruguay Government International Bond
8.00%, 11/18/22[a]	$1,000	$1,313,000

		1,313,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $833,830,850)		845,012,961

MUNICIPAL DEBT OBLIGATIONS — 0.36%

CALIFORNIA — 0.12%
Southern California Public Power Authority RB Electric Power & Light Revenues
Series B
6.93%, 05/15/17 (AGM)	600	690,666
State of California GO
3.95%, 11/01/15	875	909,641
5.45%, 04/01/15	1,360	1,400,039
5.75%, 03/01/17	500	557,120
5.95%, 04/01/16	290	314,021
6.20%, 10/01/19	1,500	1,788,990
State of California GO BAB
5.70%, 11/01/21	500	598,680
University of California Regents RB College & University Revenue
Series AH
1.80%, 07/01/19	1,000	989,560

		7,248,717
FLORIDA — 0.06%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
1.30%, 07/01/16	1,155	1,166,619
3.00%, 07/01/20	2,500	2,525,900

		3,692,519
ILLINOIS — 0.08%
State of Illinois GO
4.96%, 03/01/16	500	527,885
5.37%, 03/01/17	250	271,430
5.67%, 03/01/18	2,000	2,216,040
5.88%, 03/01/19	1,690	1,890,214

		4,905,569

SCHEDULES OF INVESTMENTS	145

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2014

Security	Principal or Shares (000s)	Value

MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GO BAB
Series E
4.20%, 12/01/21	$600	$661,836

		661,836
NEW JERSEY — 0.08%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/20 (AGM)	3,000	2,542,350
0.00%, 02/15/21 (AGM)	480	386,237
0.00%, 02/15/23 (AGM)	180	132,651
New Jersey Economic Development Authority RB Lease Revenue
Series Q
1.10%, 06/15/16	2,200	2,191,464

		5,252,702
WASHINGTON — 0.01%
Energy Northwest RB Electric Power & Light Revenues
Series E
2.20%, 07/01/19	500	506,050

		506,050

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $21,228,571)		22,267,393

SHORT-TERM INVESTMENTS — 10.45%

MONEY MARKET FUNDS — 10.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,g,h]	486,122	486,121,547
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,g,h]	50,124	50,123,982

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,g]	100,058	$100,057,544

		636,303,073

TOTAL SHORT-TERM INVESTMENTS
(Cost: $636,303,073)		636,303,073

TOTAL INVESTMENTS IN SECURITIES — 108.35%
(Cost: $6,480,635,838)		6,597,902,257
Other Assets, Less Liabilities — (8.35)%		(508,678,660)

NET ASSETS — 100.00%		$6,089,223,597

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

146	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2014

	iShares 1-3 Year Credit Bond ETF	iShares 10+ Year Credit Bond ETF	iShares Core U.S. Credit Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$11,422,208,489	$518,292,038	$736,843,334
Affiliated (Note 2)	518,871,115	54,712,518	75,046,262

Total cost of investments	$11,941,079,604	$573,004,556	$811,889,596

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$11,453,866,772	$535,199,327	$773,114,566
Affiliated (Note 2)	518,929,497	54,712,518	75,101,979

Total fair value of investments	11,972,796,269	589,911,845	848,216,545
Cash	206,243	—	57,373
Receivables:
Investment securities sold	—	111,937	3,557,795
Interest	76,381,864	7,130,128	8,439,108
Capital shares sold	995,396	—	—

Total Assets	12,050,379,772	597,153,910	860,270,821

LIABILITIES
Payables:
Investment securities purchased	42,921,549	1,780,421	2,348,574
Collateral for securities on loan (Note 1)	357,483,018	46,873,340	71,485,740
Capital shares redeemed	1,796,230	477,198	—
Investment advisory fees (Note 2)	1,977,825	89,089	99,444

Total Liabilities	404,178,622	49,220,048	73,933,758

NET ASSETS	$11,646,201,150	$547,933,862	$786,337,063

Net assets consist of:
Paid-in capital	$11,574,386,048	$528,559,970	$744,763,441
Undistributed net investment income	8,945,634	1,686,891	2,048,953
Undistributed net realized gain	31,152,803	779,712	3,197,720
Net unrealized appreciation	31,716,665	16,907,289	36,326,949

NET ASSETS	$11,646,201,150	$547,933,862	$786,337,063

Shares outstanding[b]	110,400,000	8,900,000	7,000,000

Net asset value per share	$105.49	$61.57	$112.33

[a]	Securities on loan with values of $348,938,734, $45,861,103 and $69,848,248, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	147

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2014

iShares Intermediate Credit Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$5,818,362,277
Affiliated (Note 2)	662,273,561

Total cost of investments	$6,480,635,838

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,935,166,961
Affiliated (Note 2)	662,735,296

Total fair value of investments	6,597,902,257
Cash	1,234,342
Receivables:
Investment securities sold	3,830,301
Due from custodian (Note 4)	4,983,060
Interest	54,779,446
Capital shares sold	718,909

Total Assets	6,663,448,315

LIABILITIES
Payables:
Investment securities purchased	36,965,753
Collateral for securities on loan (Note 1)	536,245,529
Investment advisory fees (Note 2)	1,013,436

Total Liabilities	574,224,718

NET ASSETS	$6,089,223,597

Net assets consist of:
Paid-in capital	$5,934,381,111
Undistributed net investment income	11,940,808
Undistributed net realized gain	25,635,259
Net unrealized appreciation	117,266,419

NET ASSETS	$6,089,223,597

Shares outstanding[b]	55,200,000

Net asset value per share	$110.31

[a]	Securities on loan with a value of $523,664,538. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

148	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2014

	iShares 1-3 Year Credit Bond ETF	iShares 10+ Year Credit Bond ETF	iShares Core U.S. Credit Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$67,800,624	$9,387,173	$13,508,111
Interest — affiliated (Note 2)	386,712	40	33,610
Securities lending income — affiliated (Note 2)	371,679	23,724	67,194

Total investment income	68,559,015	9,410,937	13,608,915

EXPENSES
Investment advisory fees (Note 2)	12,582,514	415,704	701,102

Total expenses	12,582,514	415,704	701,102

Net investment income	55,976,501	8,995,233	12,907,813

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	741,606	102,408	397,694
In-kind redemptions — unaffiliated	31,073,502	1,567,141	3,284,947
In-kind redemptions — affiliated (Note 2)	11,502	—	8,718

Net realized gain	31,826,610	1,669,549	3,691,359

Net change in unrealized appreciation/depreciation	(35,757,964)	24,138,359	15,458,903

Net realized and unrealized gain (loss)	(3,931,354)	25,807,908	19,150,262

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,045,147	$34,803,141	$32,058,075

See notes to financial statements.

FINANCIAL STATEMENTS	149

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2014

iShares Intermediate Credit Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$76,579,313
Interest — affiliated (Note 2)	369,269
Securities lending income — affiliated (Note 2)	580,303

Total investment income	77,528,885

EXPENSES
Investment advisory fees (Note 2)	5,824,145

Total expenses	5,824,145

Net investment income	71,704,740

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,260,794
Investments — affiliated (Note 2)	(50,587)
In-kind redemptions — unaffiliated	26,056,202
In-kind redemptions — affiliated (Note 2)	72,132

Net realized gain	27,338,541

Net change in unrealized appreciation/depreciation	28,011,296

Net realized and unrealized gain	55,349,837

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$127,054,577

See notes to financial statements.

150	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 1-3 Year Credit Bond ETF		iShares 10+ Year Credit Bond ETF
	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$55,976,501	$122,693,473	$8,995,233	$14,152,333
Net realized gain (loss)	31,826,610	52,130,550	1,669,549	(417,800)
Net change in unrealized appreciation/depreciation	(35,757,964)	(34,742,752)	24,138,359	(17,640,416)

Net increase (decrease) in net assets resulting from operations	52,045,147	140,081,271	34,803,141	(3,905,883)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(58,108,364)	(123,039,606)	(8,375,386)	(14,655,911)
From net realized gain	—	—	—	(404,890)

Total distributions to shareholders	(58,108,364)	(123,039,606)	(8,375,386)	(15,060,801)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,519,661,960	8,177,786,564	268,435,801	33,392,791
Cost of shares redeemed	(4,092,716,804)	(4,798,855,500)	(30,477,878)	(152,131,950)

Net increase (decrease) in net assets from capital share transactions	(1,573,054,844)	3,378,931,064	237,957,923	(118,739,159)

INCREASE (DECREASE) IN NET ASSETS	(1,579,118,061)	3,395,972,729	264,385,678	(137,705,843)

NET ASSETS
Beginning of period	13,225,319,211	9,829,346,482	283,548,184	421,254,027

End of period	$11,646,201,150	$13,225,319,211	$547,933,862	$283,548,184

Undistributed net investment income included in net assets at end of period	$8,945,634	$11,077,497	$1,686,891	$1,067,044

SHARES ISSUED AND REDEEMED
Shares sold	23,900,000	77,700,000	4,500,000	600,000
Shares redeemed	(38,800,000)	(45,600,000)	(500,000)	(2,600,000)

Net increase (decrease) in shares outstanding	(14,900,000)	32,100,000	4,000,000	(2,000,000)

See notes to financial statements.

FINANCIAL STATEMENTS	151

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core U.S. Credit Bond ETF		iShares Intermediate Credit Bond ETF
	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,907,813	$36,020,436	$71,704,740	$151,023,485
Net realized gain	3,691,359	22,268,490	27,338,541	68,769,805
Net change in unrealized appreciation/depreciation	15,458,903	(71,135,085)	28,011,296	(176,640,693)

Net increase (decrease) in net assets resulting from operations	32,058,075	(12,846,159)	127,054,577	43,152,597

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,847,481)	(37,278,340)	(71,883,005)	(150,864,514)

Total distributions to shareholders	(12,847,481)	(37,278,340)	(71,883,005)	(150,864,514)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	55,087,388	112,045,340	1,227,217,237	2,535,474,058
Cost of shares redeemed	(88,155,346)	(670,782,685)	(897,397,748)	(2,008,034,178)

Net increase (decrease) in net assets from capital share transactions	(33,067,958)	(558,737,345)	329,819,489	527,439,880

INCREASE (DECREASE) IN NET ASSETS	(13,857,364)	(608,861,844)	384,991,061	419,727,963

NET ASSETS
Beginning of period	800,194,427	1,409,056,271	5,704,232,536	5,284,504,573

End of period	$786,337,063	$800,194,427	$6,089,223,597	$5,704,232,536

Undistributed net investment income included in net assets at end of period	$2,048,953	$1,988,621	$11,940,808	$12,119,073

SHARES ISSUED AND REDEEMED
Shares sold	500,000	1,000,000	11,200,000	23,100,000
Shares redeemed	(800,000)	(6,200,000)	(8,200,000)	(18,500,000)

Net increase (decrease) in shares outstanding	(300,000)	(5,200,000)	3,000,000	4,600,000

See notes to financial statements.

152	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Credit Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$105.55	$105.47	$104.85	$104.51	$103.89	$97.31

Income from investment operations:
Net investment income[a]	0.47	1.17	1.59	1.92	2.44	3.70
Net realized and unrealized gain (loss)[b]	(0.05)	0.11	0.66	0.36	0.73	6.66

Total from investment operations	0.42	1.28	2.25	2.28	3.17	10.36

Less distributions from:
Net investment income	(0.48)	(1.20)	(1.63)	(1.94)	(2.51)	(3.78)
Net realized gain	—	—	—	—	(0.04)	(0.00)[c]

Total distributions	(0.48)	(1.20)	(1.63)	(1.94)	(2.55)	(3.78)

Net asset value, end of period	$105.49	$105.55	$105.47	$104.85	$104.51	$103.89

Total return	0.40%[d]	1.22%	2.16%	2.19%	3.13%	10.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,646,201	$13,225,319	$9,829,346	$9,132,075	$7,650,194	$5,547,921
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	0.89%	1.11%	1.51%	1.84%	2.34%	3.62%
Portfolio turnover rate[f]	4%	10%	8%	8%	12%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	153

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10+ Year Credit Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Period from Dec. 8, 2009[a] to Feb. 28, 2010
Net asset value, beginning of period	$57.87	$61.05	$59.51	$52.53	$50.60	$50.63

Income from investment operations:
Net investment income[b]	1.30	2.68	2.65	2.72	2.88	0.65
Net realized and unrealized gain (loss)[c]	3.68	(3.03)	1.59	6.88	1.85	(0.28)

Total from investment operations	4.98	(0.35)	4.24	9.60	4.73	0.37

Less distributions from:
Net investment income	(1.28)	(2.74)	(2.70)	(2.62)	(2.80)	(0.40)
Net realized gain	—	(0.09)	—	—	—	—

Total distributions	(1.28)	(2.83)	(2.70)	(2.62)	(2.80)	(0.40)

Net asset value, end of period	$61.57	$57.87	$61.05	$59.51	$52.53	$50.60

Total return	8.72%[d]	(0.41)%[e]	7.22%	18.81%	9.62%	0.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$547,934	$283,548	$421,254	$196,391	$21,014	$10,120
Ratio of expenses to average net assets[f]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[f]	4.33%	4.67%	4.33%	4.79%	5.47%	5.79%
Portfolio turnover rate[g]	26%	12%	10%	6%	37%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes payment from an affiliate. See Note 2. Not including these proceeds, the Fund’s total return would have been -0.43%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

154	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Credit Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$109.62	$112.72	$110.34	$104.45	$101.84	$90.10

Income from investment operations:
Net investment income[a]	1.83	3.69	3.89	4.45	4.75	5.14
Net realized and unrealized gain (loss)[b]	2.69	(3.03)	2.44	5.86	2.59	11.57

Total from investment operations	4.52	0.66	6.33	10.31	7.34	16.71

Less distributions from:
Net investment income	(1.81)	(3.76)	(3.95)	(4.42)	(4.70)	(4.97)
Net realized gain	—	—	—	—	(0.03)	—

Total distributions	(1.81)	(3.76)	(3.95)	(4.42)	(4.73)	(4.97)

Net asset value, end of period	$112.33	$109.62	$112.72	$110.34	$104.45	$101.84

Total return	4.16%[c]	0.66%	5.83%	10.11%	7.35%	19.00%

Ratios/Supplemental data:
Net assets, end of period (000s)	$786,337	$800,194	$1,409,056	$1,169,565	$762,495	$539,776
Ratio of expenses to average net assets[d]	0.18%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	3.28%	3.37%	3.47%	4.16%	4.55%	5.24%
Portfolio turnover rate[e]	6%	9%	10%	11%	13%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	155

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Credit Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$109.28	$111.02	$108.84	$105.67	$103.50	$92.81

Income from investment operations:
Net investment income[a]	1.35	2.88	3.40	3.97	4.36	4.98
Net realized and unrealized gain (loss)[b]	1.04	(1.72)	2.25	3.18	2.23	10.54

Total from investment operations	2.39	1.16	5.65	7.15	6.59	15.52

Less distributions from:
Net investment income	(1.36)	(2.90)	(3.47)	(3.94)	(4.33)	(4.83)
Net realized gain	—	—	—	(0.04)	(0.09)	—

Total distributions	(1.36)	(2.90)	(3.47)	(3.98)	(4.42)	(4.83)

Net asset value, end of period	$110.31	$109.28	$111.02	$108.84	$105.67	$103.50

Total return	2.20%[c]	1.09%	5.27%	6.90%	6.55%	17.13%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,089,224	$5,704,233	$5,284,505	$4,462,401	$3,096,177	$2,256,309
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.45%	2.65%	3.09%	3.71%	4.14%	4.98%
Portfolio turnover rate[e]	3%	9%	7%	9%	9%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

156	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year Credit Bond	Diversified
10+ Year Credit Bond	Diversified
Core U.S. Credit Bond[a]	Diversified
Intermediate Credit Bond	Diversified

[a]	Formerly the iShares Credit Bond ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to

NOTES TO FINANCIAL STATEMENTS	157

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

158	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
1-3 Year Credit Bond
Assets:
Corporate Bonds & Notes	$—	$9,154,024,795	$—	$9,154,024,795
Foreign Government Obligations	—	2,354,997,322	—	2,354,997,322
Municipal Debt Obligations	—	20,761,534	—	20,761,534
Money Market Funds	443,012,618	—	—	443,012,618

	$443,012,618	$11,529,783,651	$—	$11,972,796,269

10+ Year Credit Bond
Assets:
Corporate Bonds & Notes	$—	$433,095,570	$—	$433,095,570
Foreign Government Obligations	—	50,399,151	—	50,399,151
Municipal Debt Obligations	—	51,704,606	—	51,704,606
Money Market Funds	54,712,518	—	—	54,712,518

	$54,712,518	$535,199,327	$—	$589,911,845

Core U.S. Credit Bond
Assets:
Corporate Bonds & Notes	$—	$649,470,399	$—	$649,470,399
Foreign Government Obligations	—	99,989,923	—	99,989,923
Municipal Debt Obligations	—	26,175,023	—	26,175,023
Money Market Funds	72,581,200	—	—	72,581,200

	$72,581,200	$775,635,345	$—	$848,216,545

Intermediate Credit Bond
Assets:
Corporate Bonds & Notes	$—	$5,094,318,830	$—	$5,094,318,830
Foreign Government Obligations	—	845,012,961	—	845,012,961
Municipal Debt Obligations	—	22,267,393	—	22,267,393
Money Market Funds	636,303,073	—	—	636,303,073

	$636,303,073	$5,961,599,184	$—	$6,597,902,257

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

NOTES TO FINANCIAL STATEMENTS	159

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of August 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

160	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of August 31, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
1-3 Year Credit Bond	$348,938,734	$348,938,734	$—
10+ Year Credit Bond	45,861,103	45,861,103	—
Core U.S. Credit Bond	69,848,248	69,848,248	—
Intermediate Credit Bond	523,664,538	523,664,538	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares 1-3 Year Credit Bond ETF and iShares Intermediate Credit Bond ETF, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares 10+ Year Credit Bond ETF, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

Effective June 12, 2014, for its investment advisory services to the iShares Core U.S. Credit Bond ETF, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund. Prior to June 12, 2014, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

NOTES TO FINANCIAL STATEMENTS	161

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended August 31, 2014, each fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
1-3 Year Credit Bond	$159,291
10+ Year Credit Bond	10,167
Core U.S. Credit Bond	28,797
Intermediate Credit Bond	248,701

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended August 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

162	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended August 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
1-3 Year Credit Bond
PNC Bank N.A.
0.80%, 01/28/16	$8,500	$—	$—	$8,500	$8,520,039	$31,284	$—
1.13%, 01/27/17	9,040	5,000	—	14,040	14,041,598	73,071	—
1.15%, 11/01/16	16,500	—	—	16,500	16,581,265	81,270	—
1.30%, 10/03/16	15,000	—	—	15,000	15,121,657	71,181	—
PNC Funding Corp.
2.70%, 09/19/16	12,721	—	(4,700)	8,021	8,296,880	63,015	11,502
4.25%, 09/21/15	6,250	—	—	6,250	6,491,616	23,105	—
5.25%, 11/15/15	6,526	—	—	6,526	6,863,824	40,696	—

					$75,916,879	$386,316	$11,502

Core U.S. Credit Bond
PNC Bank N.A.
0.80%, 01/28/16	$500	$—	$—	$500	$501,179	$1,777	$—
2.25%,07/02/19	—	500	—	500	503,606	1,679	—
PNC Funding Corp.
3.30%, 03/08/22	560	—	(48)	512	525,425	8,302	152
3.63%, 02/08/15	500	—	(500)	—	—	4,959	8,566
4.25%, 09/21/15	200	—	—	200	207,732	4,282	—
4.38%,08/11/20	—	250	—	250	275,892	3,134	—
5.13%, 02/08/20	445	—	—	445	506,945	9,473	—

					$2,520,779	$33,606	$8,718

Intermediate Credit Bond
PNC Bank N.A.
2.95%, 01/30/23	$3,000	$—	$—	$3,000	$2,948,215	$45,286	$—
3.80%, 07/25/23	1,500	—	—	1,500	1,562,176	28,321	—
4.88%, 09/21/17	340	—	—	340	373,287	5,215	—
5.25%, 01/15/17	290	—	—	290	316,669	4,590	—
6.00%, 12/07/17	1,000	750	—	1,750	1,993,470	18,836	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	5,400	—	(2,000)	3,400	3,333,765	60,887	(53,132)

NOTES TO FINANCIAL STATEMENTS	163

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
PNC Funding Corp.
2.70%, 09/19/16	$2,093	$—	$(400)	$1,693	$1,751,230	$20,528	$12,830
3.30%, 03/08/22	1,862	—	—	1,862	1,910,823	31,407	—
3.63%, 02/08/15	335	—	(335)	—	—	707	2,545
4.25%, 09/21/15	2,250	—	—	2,250	2,336,982	21,843	—
4.38%, 08/11/20	1,342	4,500	(800)	5,042	5,564,192	54,527	59,302
5.13%, 02/08/20	1,391	—	—	1,391	1,584,631	24,105	—
5.25%, 11/15/15	807	—	—	807	848,775	9,489	—
5.63%, 02/01/17	1,750	—	—	1,750	1,908,008	43,221	—

					$26,432,223	$368,962	$21,545

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2014 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
1-3 Year Credit Bond	$99,656,250	$99,558,884	$2,601,616,171	$328,972,614
10+ Year Credit Bond	33,825,892	33,810,670	119,052,534	68,900,269
Core U.S. Credit Bond	—	—	72,436,045	48,175,065
Intermediate Credit Bond	—	—	646,345,752	192,308,880

In-kind transactions (see Note 4) for the six months ended August 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year Credit Bond	$410,760,409	$4,050,530,071
10+ Year Credit Bond	212,076,488	29,426,804
Core U.S. Credit Bond	30,505,647	83,947,362
Intermediate Credit Bond	755,349,526	871,803,967

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

NOTES TO FINANCIAL STATEMENTS	165

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2014, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
10+ Year Credit Bond	$400,400
Core U.S. Credit Bond	296,950
Intermediate Credit Bond	319,007

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iSHARES® TRUST

As of August 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year Credit Bond	$11,941,099,782	$36,055,803	$(4,359,316)	$31,696,487
10+ Year Credit Bond	573,055,987	19,141,512	(2,285,654)	16,855,858
Core U.S. Credit Bond	811,992,144	38,685,559	(2,461,158)	36,224,401
Intermediate Credit Bond	6,481,061,370	128,085,921	(11,245,034)	116,840,887

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	167

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares 1-3 Year Credit Bond ETF and iShares Intermediate Credit Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were at the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

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iSHARES® TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	169

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iSHARES® TRUST

economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory

170	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares 10+ Year Credit Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds

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sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

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Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of a lower fee. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and

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challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Core U.S. Credit Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the

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Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have

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committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that, at a meeting held on May 16, 2014, the Board had approved a permanent reduction to the advisory fee rate charged to the Fund. The Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders the benefits of a lower fee. In addition, the Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually,

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Contract (Continued)

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concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
10+ Year Credit Bond	$1.264934	$—	$0.019289	$1.284223	98%	—%	2%		100%
Core U.S. Credit Bond	1.801353	—	0.012790	1.814143	99	—	1		100
Intermediate Credit Bond	1.359414	—	0.003239	1.362653	100	—	0	[a]	100

[a]	Round to less than 1%.

178	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-22-0814

AUGUST 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Intermediate Government/Credit Bond ETF | GVI | NYSE Arca
➢	iShares Government/Credit Bond ETF | GBF | NYSE Arca
➢	iShares Agency Bond ETF | AGZ | NYSE Arca
➢	iShares MBS ETF | MBB | NYSE Arca

Fund Performance Overview

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

Performance as of August 31, 2014

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Barclays U.S. Intermediate Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 1.30%, net of fees, while the total return for the Index was 1.42%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.36%	3.37%	3.55%	3.36%	3.37%	3.55%
5 Years	3.47%	3.36%	3.70%	18.59%	17.98%	19.93%
Since Inception	4.39%	4.39%	4.53%	38.97%	38.93%	40.39%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,013.00	$1.01	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION As of 8/31/14

Investment Type	Percentage of Total Investments [1]

U.S. Government Obligations	57.46%
Corporate Bonds & Notes	31.56
U.S. Government Agency Obligations	5.26
Foreign Government Obligations	5.55
Municipal Debt Obligations	0.17

TOTAL	100.00%

BOND CREDIT QUALITY As of 8/31/14

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	66.73%
Aa	5.10
A	11.46
Baa	15.63
Ba	0.27
Not Rated	0.81

TOTAL	100.00%

[1]	Excludes money market funds.
[2]

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® GOVERNMENT/CREDIT BOND ETF

Performance as of August 31, 2014

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Barclays U.S. Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 2.79%, net of fees, while the total return for the Index was 2.92%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.66%	6.44%	5.82%	5.66%	6.44%	5.82%
5 Years	4.44%	4.36%	4.70%	24.24%	23.80%	25.80%
Since Inception	5.05%	5.07%	5.17%	45.80%	45.99%	47.08%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,027.90	$1.02	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION As of 8/31/14

Investment Type	Percentage of Total Investments [1]

U.S. Government Obligations	52.95%
Corporate Bonds & Notes	35.43
Foreign Government Obligations	5.50
U.S. Government Agency Obligations	4.60
Municipal Debt Obligations	1.52

TOTAL	100.00%

BOND CREDIT QUALITY As of 8/31/14

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	61.38%
Aa	6.20
A	14.21
Baa	17.46
Ba	0.23
Not Rated	0.52

TOTAL	100.00%

[1]	Excludes money market funds.
[2]

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® AGENCY BOND ETF

Performance as of August 31, 2014

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Barclays U.S. Agency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 1.51%, net of fees, while the total return for the Index was 1.49%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.21%	3.29%	3.26%	3.21%	3.29%	3.26%
5 Years	2.45%	2.41%	2.62%	12.87%	12.65%	13.83%
Since Inception	3.32%	3.31%	3.39%	20.95%	20.89%	21.42%

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
1,000.00	$1,015.10	$1.02	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 8/31/14

Investment Type	Percentage of Total Investments*

U.S. Government Agency Obligations	92.14%
Foreign Government Obligations	7.86

TOTAL	100.00%

PORTFOLIO ALLOCATION

As of 8/31/14

Maturity	Percentage of Total Investments*

0-1 Year	0.23%
1-5 Years	76.31
5-10 Years	13.96
10-15 Years	1.30
15-20 Years	5.73
More than 20 Years	2.47

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MBS ETF

Performance as of August 31, 2014

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/ or guaranteed by U.S. government agencies, as represented by the Barclays U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 2.38%, net of fees, while the total return for the Index was 2.43%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.28%	5.55%	5.42%	5.28%	5.55%	5.42%
5 Years	3.48%	3.48%	3.68%	18.68%	18.63%	19.81%
Since Inception	4.44%	4.45%	4.86%	38.38%	38.41%	42.49%

The inception date of the Fund was 3/13/07. The first day of secondary market trading was 3/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,023.80	$1.28	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 8/31/14

Issuer	Percentage of Total Investments*

Federal National Mortgage Association	53.06%
Government National Mortgage Association	25.27
Federal Home Loan Mortgage Corp.	21.67

TOTAL	100.00%

PORTFOLIO ALLOCATION

As of 8/31/14

Maturity	Percentage of Total Investments*

1-5 Years	0.13%
5-10 Years	0.61
10-15 Years	7.00
15-20 Years	11.16
More than 20 Years	81.10

TOTAL	100.00%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2014 and held through August 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 31.28%

ADVERTISING — 0.08%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	$350	$361,850
Omnicom Group Inc.
3.63%, 05/01/22	600	618,215
WPP Finance 2010
4.75%, 11/21/21	150	166,050

		1,146,115
AEROSPACE & DEFENSE — 0.33%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	250	256,610
Boeing Co. (The)
4.88%, 02/15/20	450	509,098
Embraer SA
5.15%, 06/15/22	250	266,875
Exelis Inc.
5.55%, 10/01/21	200	215,812
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	550	598,462
Lockheed Martin Corp.
3.35%, 09/15/21	300	312,710
Northrop Grumman Corp.
1.75%, 06/01/18	400	397,840
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	625	604,202
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	250	261,638
United Technologies Corp.
1.80%, 06/01/17	500	509,315
3.10%, 06/01/22	300	306,323
5.38%, 12/15/17	473	533,544

		4,772,429
AGRICULTURE — 0.34%
Altria Group Inc.
4.00%, 01/31/24	300	311,562
4.75%, 05/05/21	450	500,331
9.70%, 11/10/18	326	423,835

Security	Principal (000s)	Value
Archer-Daniels-Midland Co.
4.48%, 03/01/21	$250	$277,686
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	250	260,098
4.10%, 03/15/16	150	156,727
Lorillard Tobacco Co.
2.30%, 08/21/17[a]	250	253,746
3.50%, 08/04/16[a]	100	104,322
8.13%, 06/23/19	250	311,564
Philip Morris International Inc.
1.13%, 08/21/17	250	249,236
2.50%, 08/22/22	150	146,223
4.50%, 03/26/20	250	276,944
5.65%, 05/16/18	935	1,066,813
Reynolds American Inc.
6.75%, 06/15/17	447	507,823

		4,846,910
AIRLINES — 0.06%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	236	254,281
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[a]	83	89,201
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[a]	36	38,884
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21	448	483,147

		865,513
APPAREL — 0.00%
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	50	52,424

		52,424
AUTO MANUFACTURERS — 0.24%
American Honda Finance Corp.
1.20%, 07/14/17	750	749,365
PACCAR Financial Corp.
0.80%, 02/08/16	250	250,460
1.10%, 06/06/17	200	199,728

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Toyota Motor Credit Corp.
1.25%, 10/05/17	$600	$598,547
1.75%, 05/22/17	500	507,752
2.13%, 07/18/19	200	200,695
2.63%, 01/10/23	775	757,277
3.40%, 09/15/21	200	209,504

		3,473,328
AUTO PARTS & EQUIPMENT — 0.06%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	400	430,000
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	200	209,210
4.25%, 03/01/21	200	215,703

		854,913
BANKS — 8.77%
Abbey National Treasury Services PLC
4.00%, 04/27/16	300	314,884
4.00%, 03/13/24	250	260,359
American Express Centurion Bank
5.95%, 06/12/17	300	335,954
Associated Banc-Corp.
5.13%, 03/28/16 (Call 02/28/16)	100	105,738
Australia and New Zealand Banking Group Ltd.
0.90%, 02/12/16	500	502,222
1.45%, 05/15/18	500	494,467
Banco do Brasil SA
3.88%, 10/10/22	400	381,520
Bank of America Corp.
2.00%, 01/11/18	1,100	1,101,785
2.60%, 01/15/19	600	604,954
3.30%, 01/11/23	500	495,466
3.63%, 03/17/16	500	520,291
4.13%, 01/22/24	875	908,103
4.20%, 08/26/24	155	157,208
5.42%, 03/15/17	1,000	1,088,136
5.63%, 07/01/20	950	1,089,090
5.65%, 05/01/18	910	1,022,048
5.70%, 05/02/17	150	164,558

Security	Principal (000s)	Value
5.70%, 01/24/22	$1,225	$1,430,068
6.05%, 05/16/16	600	647,546
6.40%, 08/28/17	200	226,678
6.50%, 08/01/16	2,700	2,966,995
6.88%, 04/25/18	350	407,748
7.63%, 06/01/19	262	320,462
Bank of America N.A.
5.30%, 03/15/17	500	544,800
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	250	250,136
1.45%, 04/09/18 (Call 03/09/18)	600	593,950
2.38%, 01/25/19 (Call 12/25/18)	250	253,862
2.50%, 01/11/17	200	206,365
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	450	450,708
1.30%, 01/25/18 (Call 12/25/17)[a]	600	591,522
2.10%, 08/01/18	180	182,172
2.10%, 01/15/19 (Call 12/15/18)[a]	250	249,379
2.20%, 05/15/19 (Call 04/15/19)	200	200,878
2.30%, 07/28/16	300	308,152
3.40%, 05/15/24 (Call 04/15/24)	240	244,836
Bank of Nova Scotia
1.10%, 12/13/16	500	501,338
1.30%, 07/21/17	250	250,070
2.05%, 10/07/15	500	508,096
2.05%, 10/30/18	1,000	1,003,189
4.38%, 01/13/21	150	166,499
Barclays Bank PLC
2.50%, 02/20/19	700	710,996
5.13%, 01/08/20	900	1,016,223
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	300	300,252
2.15%, 03/22/17 (Call 02/22/17)	225	229,920

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
3.20%, 03/15/16 (Call 02/16/16)	$250	$258,124
6.85%, 04/30/19	162	195,374
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	500	519,968
BNP Paribas SA
2.38%, 09/14/17	550	562,417
2.45%, 03/17/19[a]	500	505,384
5.00%, 01/15/21	800	897,311
BPCE SA
2.50%, 12/10/18	250	253,556
2.50%, 07/15/19	250	250,686
4.00%, 04/15/24[a]	250	258,985
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)[a]	250	248,159
2.85%, 04/01/21 (Call 03/01/21)	500	505,462
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	150	150,532
1.55%, 01/23/18 (Call 12/23/17)[a]	200	199,475
Capital One Bank (USA) N.A.
2.95%, 07/23/21	400	400,099
Capital One Financial Corp.
3.75%, 04/24/24 (Call 03/24/24)	200	204,108
6.75%, 09/15/17	226	260,169
Capital One N.A.
1.50%, 03/22/18 (Call 02/22/18)[a]	400	395,613
Citigroup Inc.
1.25%, 01/15/16[a]	32	32,178
1.55%, 08/14/17	250	249,497
1.70%, 07/25/16	200	202,283
1.75%, 05/01/18[a]	500	497,710
2.50%, 07/29/19	350	351,131
2.55%, 04/08/19	950	959,078
3.50%, 05/15/23[a]	800	783,758
3.88%, 10/25/23	675	698,650
4.45%, 01/10/17	1,575	1,687,552
4.50%, 01/14/22	250	272,802

Security	Principal (000s)	Value
6.13%, 05/15/18	$985	$1,127,125
8.50%, 05/22/19	512	647,562
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	85	84,870
3.00%, 09/16/15	50	51,233
Commonwealth Bank of Australia
1.90%, 09/18/17	250	253,491
2.50%, 09/20/18[a]	500	511,851
Credit Suisse New York
2.30%, 05/28/19	250	250,336
5.40%, 01/14/20	275	307,503
6.00%, 02/15/18	850	961,762
Deutsche Bank AG London
2.50%, 02/13/19[a]	500	507,395
3.70%, 05/30/24	465	470,484
6.00%, 09/01/17	698	786,734
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	200	200,423
4.30%, 01/16/24 (Call 12/16/23)[a]	200	209,756
5.45%, 01/15/17	526	572,559
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15	3,375	3,402,896
3.63%, 02/07/16	500	518,986
3.70%, 08/01/15	500	514,188
3.85%, 07/08/24 (Call 04/08/24)	150	152,834
4.00%, 03/03/24	700	718,663
5.25%, 07/27/21	700	788,939
5.35%, 01/15/16	560	594,292
5.75%, 01/24/22	1,400	1,621,933
5.95%, 01/18/18	500	563,369
6.15%, 04/01/18	965	1,097,790
7.50%, 02/15/19	500	603,619
HSBC Bank (USA) N.A.
4.88%, 08/24/20	350	388,319
HSBC Holdings PLC
4.00%, 03/30/22[a]	250	267,968
4.25%, 03/14/24	200	208,356
5.10%, 04/05/21	325	371,288
HSBC USA Inc.
2.63%, 09/24/18	800	821,639
3.50%, 06/23/24	300	306,621

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	$250	$250,110
Intesa Sanpaolo SpA
3.13%, 01/15/16	300	307,664
3.88%, 01/15/19[a]	750	783,900
J.P. Morgan Chase & Co.
1.10%, 10/15/15	650	652,238
1.35%, 02/15/17	250	250,120
1.63%, 05/15/18[a]	1,300	1,290,502
1.80%, 01/25/18	500	501,155
2.00%, 08/15/17	300	303,971
2.35%, 01/28/19[a]	250	252,515
3.15%, 07/05/16	600	623,276
3.20%, 01/25/23	550	550,179
3.25%, 09/23/22	450	453,966
3.38%, 05/01/23	1,100	1,082,058
3.45%, 03/01/16	450	467,257
3.88%, 02/01/24[a]	350	363,715
4.25%, 10/15/20	500	539,653
4.35%, 08/15/21	500	545,191
4.50%, 01/24/22	600	655,327
4.63%, 05/10/21	100	110,835
6.00%, 01/15/18	800	908,325
6.13%, 06/27/17	200	224,104
6.30%, 04/23/19	262	307,910
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,126,368
KeyBank N.A.
1.65%, 02/01/18	500	498,518
KeyCorp
5.10%, 03/24/21	400	455,700
KfW
0.50%, 09/30/15[a]	200	200,432
0.88%, 09/05/17	4,300	4,274,981
2.00%, 06/01/16	3,600	3,694,139
2.13%, 01/17/23	850	834,676
2.63%, 01/25/22	1,275	1,308,942
2.75%, 10/01/20	1,300	1,354,397
4.88%, 01/17/17	842	922,316
Series G
4.38%, 03/15/18	1,247	1,378,559

Security	Principal (000s)	Value
Korea Development Bank (The)
3.50%, 08/22/17	$1,000	$1,051,286
3.88%, 05/04/17	200	211,735
Korea Finance Corp.
4.63%, 11/16/21	200	221,120
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	950	939,477
1.88%, 09/17/18	600	609,194
5.00%, 11/08/16	317	346,369
Lloyds Bank PLC
4.20%, 03/28/17	500	537,126
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	750	742,621
Morgan Stanley
1.75%, 02/25/16	750	758,582
2.13%, 04/25/18[a]	200	201,228
2.38%, 07/23/19	500	498,742
3.45%, 11/02/15	150	154,490
3.80%, 04/29/16	900	941,386
4.10%, 05/22/23	200	202,699
4.88%, 11/01/22	875	939,497
5.45%, 01/09/17	500	546,507
5.50%, 07/24/20	200	227,303
5.75%, 10/18/16	473	517,699
5.75%, 01/25/21	950	1,102,554
6.63%, 04/01/18	1,103	1,275,649
7.30%, 05/13/19	262	317,173
Series F
3.88%, 04/29/24	850	871,326
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	500	512,892
National Australia Bank Ltd.
1.60%, 08/07/15	500	505,719
2.30%, 07/25/18[a]	250	254,027
National City Corp.
6.88%, 05/15/19	776	916,356
Northern Trust Corp.
3.38%, 08/23/21	100	105,470
3.45%, 11/04/20	50	53,085
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	200	198,239
2.00%, 06/03/16	500	512,984
5.00%, 04/25/17	700	774,410

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
PNC Bank N.A.
1.30%, 10/03/16 (Call 09/03/16)[b]	$250	$252,028
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[b]	700	718,354
4.38%, 08/11/20[b]	300	331,070
5.25%, 11/15/15[b]	135	141,988
Rabobank Nederland
3.38%, 01/19/17	725	762,986
3.95%, 11/09/22	500	512,465
4.50%, 01/11/21	725	802,784
Royal Bank of Canada
1.50%, 01/16/18	500	499,349
2.20%, 07/27/18	500	508,273
2.30%, 07/20/16	150	154,086
2.88%, 04/19/16	350	362,275
Royal Bank of Scotland Group PLC
4.38%, 03/16/16	400	420,467
5.63%, 08/24/20	500	572,260
6.13%, 01/11/21	275	324,850
State Street Corp.
2.88%, 03/07/16	500	517,603
3.70%, 11/20/23[a]	250	261,832
4.38%, 03/07/21[a]	300	334,677
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	250	249,649
1.50%, 01/18/18	500	497,058
2.50%, 07/19/18	500	511,749
3.95%, 01/10/24	250	266,192
SunTrust Bank
1.35%, 02/15/17 (Call 01/15/17)	250	250,117
7.25%, 03/15/18	262	303,996
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	100	104,580
Svenska Handelsbanken AB
2.50%, 01/25/19	250	254,712
2.88%, 04/04/17	250	260,457
3.13%, 07/12/16	750	781,750
Toronto-Dominion Bank (The)
1.13%, 05/02/17	1,100	1,096,396
2.13%, 07/02/19	150	149,898

Security	Principal (000s)	Value
2.38%, 10/19/16	$700	$722,200
2.50%, 07/14/16	100	103,259
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)[a]	500	506,179
2.20%, 11/15/16 (Call 10/14/16)	200	205,697
3.70%, 01/30/24 (Call 12/29/23)	500	523,094
4.13%, 05/24/21 (Call 04/23/21)	100	109,279
UBS AG Stamford
2.38%, 08/14/19	250	250,993
5.75%, 04/25/18	700	797,514
5.88%, 12/20/17	410	465,447
Series 10
5.88%, 07/15/16	500	542,253
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	550	601,677
5.75%, 06/15/17	1,010	1,132,687
5.75%, 02/01/18	200	226,776
Wells Fargo & Co.
1.50%, 01/16/18	2,100	2,090,402
2.13%, 04/22/19	200	199,957
4.60%, 04/01/21	425	474,612
Series M
3.45%, 02/13/23	875	880,402
Westpac Banking Corp.
1.13%, 09/25/15	1,350	1,359,814
3.00%, 08/04/15	350	358,488
4.88%, 11/19/19	375	419,273
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	275	285,922

		124,974,238
BEVERAGES — 0.73%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	500	496,393
3.70%, 02/01/24[a]	500	524,109
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	600	603,292
2.50%, 07/15/22	450	440,350

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
5.38%, 01/15/20	$400	$461,386
7.75%, 01/15/19	500	616,475
Beam Suntory Inc.
5.38%, 01/15/16	54	57,157
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	250	236,646
Coca-Cola Co. (The)
1.80%, 09/01/16	500	510,492
2.45%, 11/01/20[a]	600	603,430
3.30%, 09/01/21	500	524,384
5.35%, 11/15/17	650	730,194
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	300	304,665
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18[a]	500	503,319
Diageo Capital PLC
1.50%, 05/11/17	200	201,957
2.63%, 04/29/23 (Call 01/29/23)[a]	250	242,792
Diageo Finance BV
5.30%, 10/28/15	498	525,146
Diageo Investment Corp.
2.88%, 05/11/22	250	250,333
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	100	102,900
3.20%, 11/15/21 (Call 08/15/21)	200	203,940
PepsiCo Inc.
1.25%, 08/13/17[a]	375	375,541
2.25%, 01/07/19 (Call 12/07/18)	525	534,017
2.75%, 03/05/22	200	199,659
3.13%, 11/01/20	100	103,842
3.60%, 03/01/24 (Call 12/01/23)[a]	400	416,797
7.90%, 11/01/18	500	617,812

		10,387,028
BIOTECHNOLOGY — 0.28%
Amgen Inc.
2.13%, 05/15/17	500	510,390
2.20%, 05/22/19 (Call 04/22/19)	750	749,333

Security	Principal (000s)	Value
2.30%, 06/15/16	$150	$153,877
3.88%, 11/15/21 (Call 08/15/21)	400	425,825
5.70%, 02/01/19	337	386,538
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100	105,046
Celgene Corp.
2.25%, 05/15/19	400	399,646
3.95%, 10/15/20	100	106,603
4.00%, 08/15/23	250	263,564
Gilead Sciences Inc.
2.05%, 04/01/19[a]	200	200,438
3.05%, 12/01/16	300	313,502
3.70%, 04/01/24 (Call 01/01/24)	200	208,256
4.50%, 04/01/21 (Call 01/01/21)	100	110,874

		3,933,892
BUILDING MATERIALS — 0.05%
CRH America Inc.
6.00%, 09/30/16	300	329,295
8.13%, 07/15/18	100	121,917
Owens Corning Inc.
9.00%, 06/15/19	160	199,119

		650,331
CHEMICALS — 0.63%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	50	49,487
Air Products and Chemicals Inc.
2.00%, 08/02/16	250	255,842
3.35%, 07/31/24 (Call 04/30/24)	250	252,780
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	300	297,044
2.90%, 11/15/22 (Call 08/15/22)	250	245,589
CF Industries Inc.
7.13%, 05/01/20	250	304,822
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	250	247,338

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	$500	$494,055
4.25%, 11/15/20 (Call 08/15/20)	300	325,086
5.70%, 05/15/18	200	226,913
8.55%, 05/15/19	400	509,442
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21[a]	300	320,760
4.25%, 04/01/21	550	604,741
6.00%, 07/15/18	100	116,048
Eastman Chemical Co.
2.40%, 06/01/17	200	204,938
3.00%, 12/15/15	200	205,313
3.60%, 08/15/22 (Call 05/15/22)	150	154,430
Ecolab Inc.
3.00%, 12/08/16	600	625,875
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	250	262,775
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	600	667,562
6.00%, 11/15/21 (Call 08/17/21)	200	238,198
Monsanto Co.
2.13%, 07/15/19	115	115,133
3.38%, 07/15/24 (Call 04/15/24)[a]	85	86,397
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	150	157,156
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	300	357,064
PPG Industries Inc.
3.60%, 11/15/20	200	210,571
Praxair Inc.
1.05%, 11/07/17	500	496,422
3.00%, 09/01/21	100	102,705
4.05%, 03/15/21	100	109,137
4.50%, 08/15/19	256	285,159
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	250	246,206

Security	Principal (000s)	Value
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	$50	$52,197
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	150	160,520

		8,987,705
COMMERCIAL SERVICES — 0.15%
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	196,920
MasterCard Inc.
2.00%, 04/01/19	50	50,044
3.38%, 04/01/24	375	383,635
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	450	485,649
5.50%, 09/01/20	100	113,519
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	250	252,951
4.25%, 08/15/24 (Call 05/15/24)	100	102,520
Western Union Co. (The)
5.25%, 04/01/20[a]	516	566,449

		2,151,687
COMPUTERS — 0.72%
Apple Inc.
1.00%, 05/03/18	925	906,592
1.05%, 05/05/17[a]	600	600,472
2.10%, 05/06/19	600	604,280
2.40%, 05/03/23	450	433,007
2.85%, 05/06/21	200	203,343
3.45%, 05/06/24	155	159,172
Computer Sciences Corp.
4.45%, 09/15/22	50	52,853
6.50%, 03/15/18	150	171,735
EMC Corp.
1.88%, 06/01/18	475	476,288
2.65%, 06/01/20	250	251,997
3.38%, 06/01/23 (Call 03/01/23)	100	100,882

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Hewlett-Packard Co.
2.60%, 09/15/17	$900	$928,485
2.65%, 06/01/16	150	154,411
4.30%, 06/01/21	325	350,110
4.65%, 12/09/21[a]	350	385,416
5.50%, 03/01/18[a]	501	564,158
International Business Machines Corp.
1.63%, 05/15/20	500	482,838
1.95%, 07/22/16	300	307,085
2.90%, 11/01/21	750	769,792
3.38%, 08/01/23	500	512,780
3.63%, 02/12/24[a]	225	233,760
5.70%, 09/14/17	750	847,684
NetApp Inc.
2.00%, 12/15/17	250	252,467
3.38%, 06/15/21 (Call 04/15/21)	45	45,531
Seagate HDD Cayman
3.75%, 11/15/18[c]	250	255,937
4.75%, 06/01/23	200	205,500

		10,256,575
COSMETICS & PERSONAL CARE — 0.17%
Avon Products Inc.
4.60%, 03/15/20	50	50,930
5.00%, 03/15/23[a]	375	376,407
Colgate-Palmolive Co.
1.30%, 01/15/17	200	200,793
2.30%, 05/03/22	400	393,195
2.95%, 11/01/20[a]	150	156,103
Procter & Gamble Co. (The)
1.45%, 08/15/16	425	431,504
1.60%, 11/15/18	250	249,800
1.80%, 11/15/15	350	355,372
4.70%, 02/15/19	200	225,002

		2,439,106
DISTRIBUTION & WHOLESALE — 0.04%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	150	157,433
5.13%, 03/01/21	250	272,749
Ingram Micro Inc.
5.25%, 09/01/17	100	109,479

		539,661

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 1.75%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[a]	$125	$127,026
5.63%, 04/01/17	250	270,335
Alterra Finance LLC
6.25%, 09/30/20	100	116,912
American Express Co.
1.55%, 05/22/18	500	496,055
2.65%, 12/02/22	250	244,981
6.15%, 08/28/17	250	283,649
6.80%, 09/01/66 (Call 09/01/16)[d]	268	290,780
7.00%, 03/19/18	242	285,363
American Express Credit Corp.
2.13%, 03/18/19	200	200,046
2.25%, 08/15/19	250	251,173
2.38%, 03/24/17	650	669,557
2.75%, 09/15/15	600	614,153
2.80%, 09/19/16	200	207,406
Ameriprise Financial Inc.
4.00%, 10/15/23	360	381,295
5.30%, 03/15/20	150	171,018
Capital One Bank (USA) N.A.
2.25%, 02/13/19 (Call 01/13/19)	500	501,252
3.38%, 02/15/23	250	248,355
Charles Schwab Corp. (The)
0.85%, 12/04/15	250	250,090
3.23%, 09/01/22	262	265,321
Credit Suisse (USA) Inc.
5.38%, 03/02/16	598	635,525
Discover Financial Services
3.85%, 11/21/22	575	587,379
Ford Motor Credit Co. LLC
1.70%, 05/09/16	800	808,395
2.38%, 01/16/18	200	203,552
4.25%, 02/03/17	1,000	1,066,645
4.25%, 09/20/22	200	213,844
4.38%, 08/06/23	200	213,868
8.13%, 01/15/20	750	952,183
Franklin Resources Inc.
2.80%, 09/15/22	250	246,182

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
General Electric Capital Corp.
1.63%, 04/02/18	$500	$501,656
2.95%, 05/09/16	450	467,191
3.10%, 01/09/23	650	652,114
3.45%, 05/15/24 (Call 02/13/24)[a]	100	101,981
4.65%, 10/17/21	400	447,907
5.00%, 01/08/16	640	677,690
5.30%, 02/11/21	650	746,634
5.40%, 02/15/17	100	110,209
5.63%, 09/15/17	2,200	2,474,880
5.63%, 05/01/18	1,162	1,323,005
6.00%, 08/07/19[a]	762	897,844
HSBC Finance Corp.
5.50%, 01/19/16	350	371,574
6.68%, 01/15/21	444	531,594
Intercontinental Exchange Inc.
2.50%, 10/15/18	150	153,014
4.00%, 10/15/23	100	105,915
International Lease Finance Corp.
7.13%, 09/01/18[c]	500	572,500
Invesco Finance PLC
4.00%, 01/30/24	250	264,155
Jefferies Group LLC
5.13%, 01/20/23[a]	200	214,631
8.50%, 07/15/19	462	575,893
Lazard Group LLC
4.25%, 11/14/20	250	262,932
Legg Mason Inc.
3.95%, 07/15/24	255	260,316
Murray Street Investment Trust I
4.65%, 03/09/17[e]	150	161,293
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24 (Call 03/01/24)	150	152,993
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	250	250,519
3.05%, 02/15/22 (Call 11/15/21)	250	253,643
3.40%, 11/15/23 (Call 08/15/23)	350	359,112

Security	Principal (000s)	Value
Nomura Holdings Inc.
2.00%, 09/13/16	$700	$708,515
6.70%, 03/04/20	225	269,383
ORIX Corp.
5.00%, 01/12/16	250	263,611

		24,935,044
ELECTRIC — 1.37%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	250	248,658
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	300	300,933
2.95%, 12/15/22 (Call 09/15/22)	250	245,917
Arizona Public Service Co.
8.75%, 03/01/19	250	320,540
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	250	259,934
5.75%, 04/01/18	300	341,279
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	250	267,045
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	250	240,895
CMS Energy Corp.
6.25%, 02/01/20	250	295,965
6.55%, 07/17/17	150	171,026
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	346	395,064
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	200	201,537
3.13%, 08/31/24 (Call 05/31/24)	150	151,635
3.38%, 08/15/23 (Call 05/15/23)	225	232,906
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	150	158,363

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Dominion Resources Inc.
1.25%, 03/15/17	$400	$400,698
4.45%, 03/15/21	250	275,506
DTE Energy Co. Series C
3.50%, 06/01/24 (Call 03/01/24)	100	101,493
Duke Energy Corp.
1.63%, 08/15/17	250	252,348
2.10%, 06/15/18 (Call 05/15/18)[a]	300	302,677
3.05%, 08/15/22 (Call 05/15/22)	100	100,375
3.55%, 09/15/21 (Call 06/15/21)	150	157,433
5.05%, 09/15/19	262	294,903
Duke Energy Indiana Inc.
3.75%, 07/15/20	200	214,253
Duke Energy Progress Inc.
3.00%, 09/15/21 (Call 06/15/21)	150	154,230
Edison International
3.75%, 09/15/17	450	478,170
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	375	393,223
3.75%, 02/15/21 (Call 11/15/20)	200	213,162
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	100	107,220
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	650	677,879
5.20%, 10/01/19	100	111,800
6.20%, 10/01/17	100	113,202
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)[a]	150	153,183
Georgia Power Co.
0.75%, 08/10/15	500	501,309
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	55,285

Security	Principal (000s)	Value
5.29%, 06/15/22 (Call 03/15/22)[e]	$75	$85,461
Hydro-Quebec
2.00%, 06/30/16	800	820,631
Integrys Energy Group Inc.
4.17%, 11/01/20	50	53,503
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	52,220
LG&E and KU Energy LLC
2.13%, 11/15/15	100	101,500
3.75%, 11/15/20 (Call 08/15/20)[a]	100	105,348
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)	250	264,323
Nevada Power Co.
7.13%, 03/15/19	200	244,362
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19[a]	256	296,041
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	650	705,034
5.45%, 09/15/20	100	114,332
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	100	101,126
2.15%, 08/15/22 (Call 02/15/22)	300	286,275
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	241,700
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)[c]	435	435,002
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	100	100,629
3.40%, 08/15/24 (Call 05/15/24)	230	231,801
8.25%, 10/15/18	600	741,757
Portland General Electric Co.
6.10%, 04/15/19	100	117,050

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	$200	$208,099
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	75	77,989
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	153,759
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)[a]	375	380,529
4.40%, 01/15/21 (Call 10/15/20)	450	494,363
PSEG Power LLC
2.75%, 09/15/16	100	103,624
4.15%, 09/15/21 (Call 06/15/21)	150	158,400
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	110,291
Public Service Electric & Gas Co.
3.15%, 08/15/24 (Call 05/15/24)	250	253,661
Series I
1.80%, 06/01/19 (Call 05/01/19)	500	496,168
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	205,505
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	52,207
4.75%, 05/15/21 (Call 02/15/21)	150	163,050
Southern Co. (The)
1.30%, 08/15/17	105	105,091
2.15%, 09/01/19 (Call 08/01/19)	500	500,707
2.38%, 09/15/15	100	101,813
Southwestern Electric Power Co.
6.45%, 01/15/19	162	189,663
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	150	155,960

Security	Principal (000s)	Value
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	$250	$244,211
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	275	280,615
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	75	84,327
UIL Holdings Corp.
4.63%, 10/01/20	100	107,135
Union Electric Co.
6.70%, 02/01/19	262	313,193
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	100	101,641
3.45%, 02/15/24 (Call 11/15/23)	250	257,667
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)[a]	200	205,020

		19,492,829
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
4.88%, 10/15/19	75	84,785
5.25%, 10/15/18	255	289,583
Energizer Holdings Inc.
4.70%, 05/24/22	200	208,607

		582,975
ELECTRONICS — 0.26%
Agilent Technologies Inc.
5.00%, 07/15/20	100	109,846
6.50%, 11/01/17[a]	225	256,804
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	50	51,492
Avnet Inc.
4.88%, 12/01/22	250	267,673
5.88%, 06/15/20	150	168,516
Honeywell International Inc.
3.35%, 12/01/23	250	257,519
5.00%, 02/15/19	175	197,116
5.30%, 03/01/18	262	295,254

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Jabil Circuit Inc.
4.70%, 09/15/22[a]	$250	$251,875
Koninklijke Philips NV
3.75%, 03/15/22	400	421,616
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	150	162,384
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	25	25,231
3.20%, 03/01/16	600	621,053
3.60%, 08/15/21 (Call 05/15/21)	200	209,159
4.15%, 02/01/24 (Call 11/01/23)	375	395,022
4.50%, 03/01/21	50	55,191

		3,745,751
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance (USA) Inc.
2.88%, 05/08/22	250	250,504
Fluor Corp.
3.38%, 09/15/21	200	208,662

		459,166
ENTERTAINMENT — 0.02%
International Game Technology
7.50%, 06/15/19	250	286,368

		286,368
ENVIRONMENTAL CONTROL — 0.10%
Republic Services Inc.
5.00%, 03/01/20[a]	400	448,477
Waste Management Inc.
3.50%, 05/15/24 (Call 02/15/24)	250	255,556
4.60%, 03/01/21 (Call 12/01/20)	350	389,186
6.10%, 03/15/18	150	172,186
7.38%, 03/11/19	100	121,609

		1,387,014
FOOD — 0.62%
Campbell Soup Co.
3.05%, 07/15/17	200	207,935
ConAgra Foods Inc.
1.90%, 01/25/18	500	500,167
3.25%, 09/15/22	250	249,029

Security	Principal (000s)	Value
Delhaize Brothers and Co. “The Lion”(Delhaize Group)
4.13%, 04/10/19	$250	$265,004
6.50%, 06/15/17	75	84,369
General Mills Inc.
3.65%, 02/15/24 (Call 11/15/23)	250	258,000
5.70%, 02/15/17	200	221,558
Hershey Co. (The)
1.50%, 11/01/16	200	202,262
4.13%, 12/01/20	250	275,042
Ingredion Inc.
4.63%, 11/01/20	50	54,103
Kellogg Co.
1.88%, 11/17/16	150	152,793
3.25%, 05/21/18	200	209,879
4.00%, 12/15/20	300	318,489
4.45%, 05/30/16	300	318,736
Kraft Foods Group Inc.
2.25%, 06/05/17	800	819,003
3.50%, 06/06/22	250	257,276
Kroger Co. (The)
2.20%, 01/15/17	300	306,781
3.90%, 10/01/15	300	310,106
4.00%, 02/01/24 (Call 11/01/23)[a]	250	261,625
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	200	214,650
Mondelez International Inc.
4.13%, 02/09/16	375	392,519
5.38%, 02/10/20	100	113,997
6.13%, 02/01/18	779	889,044
6.13%, 08/23/18	275	317,373
Safeway Inc.
3.95%, 08/15/20	200	202,000
Sysco Corp.
2.60%, 06/12/22	250	244,543
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	350	359,231
Unilever Capital Corp.
0.85%, 08/02/17	500	495,990
4.25%, 02/10/21	250	277,044

		8,778,548

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.12%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	$375	$387,188
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	200	206,388
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	250	251,093
4.75%, 02/15/22 (Call 11/15/21)	450	496,245
7.95%, 06/15/18	262	317,320

		1,658,234
GAS — 0.09%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	200	209,295
Atmos Energy Corp.
8.50%, 03/15/19	200	254,145
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	247,750
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)[c]	25	26,122
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	300	319,433
6.50%, 06/01/16	112	122,923
9.80%, 02/15/19	100	131,639

		1,311,307
HAND & MACHINE TOOLS — 0.02%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	300	310,880

		310,880
HEALTH CARE — PRODUCTS — 0.36%
Baxter International Inc.
2.40%, 08/15/22	500	479,066
3.20%, 06/15/23 (Call 03/15/23)	150	150,610

Security	Principal (000s)	Value
4.25%, 03/15/20	$200	$217,786
4.50%, 08/15/19	200	220,795
Becton, Dickinson and Co.
3.13%, 11/08/21	200	207,166
3.25%, 11/12/20	100	104,047
Boston Scientific Corp.
6.00%, 01/15/20	400	462,993
CareFusion Corp.
1.45%, 05/15/17	30	29,873
3.88%, 05/15/24 (Call 02/15/24)	155	157,453
Covidien International Finance SA
6.00%, 10/15/17	450	509,616
Life Technologies Corp.
6.00%, 03/01/20	350	407,702
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	500	488,175
4.13%, 03/15/21 (Call 12/15/20)	400	435,302
4.45%, 03/15/20	400	444,052
St. Jude Medical Inc.
2.50%, 01/15/16	100	102,494
Stryker Corp.
1.30%, 04/01/18	275	271,951
2.00%, 09/30/16	100	102,490
3.38%, 05/15/24 (Call 02/15/24)	100	101,047
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	200	203,873

		5,096,491
HEALTH CARE — SERVICES — 0.35%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	250	243,958
3.95%, 09/01/20	100	108,383
4.13%, 06/01/21 (Call 03/01/21)	300	325,416
Cigna Corp.
2.75%, 11/15/16	100	103,649
4.00%, 02/15/22 (Call 11/15/21)	100	106,137

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
4.38%, 12/15/20 (Call 09/15/20)	$100	$108,581
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	174,132
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	375	370,546
6.45%, 06/01/16	200	218,597
Laboratory Corp. of America Holdings
2.20%, 08/23/17	550	555,870
Quest Diagnostics Inc.
2.70%, 04/01/19	250	250,967
4.70%, 04/01/21	150	162,560
UnitedHealth Group Inc.
1.40%, 10/15/17	250	250,380
2.88%, 03/15/23	300	295,516
4.70%, 02/15/21 (Call 11/15/20)[a]	200	223,988
6.00%, 06/15/17	250	281,854
WellPoint Inc.
1.88%, 01/15/18	250	251,430
3.30%, 01/15/23[a]	200	200,500
3.50%, 08/15/24 (Call 05/15/24)	200	200,899
3.70%, 08/15/21 (Call 05/15/21)	275	286,869
4.35%, 08/15/20	100	108,908
5.25%, 01/15/16	200	213,186

		5,042,326
HOME BUILDERS — 0.02%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	250	255,000

		255,000
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
4.85%, 06/15/21[a]	250	276,020

		276,020
HOUSEHOLD PRODUCTS & WARES — 0.07%
Clorox Co. (The)
3.80%, 11/15/21	300	316,329

Security	Principal (000s)	Value
Kimberly-Clark Corp.
1.90%, 05/22/19	$310	$308,611
6.13%, 08/01/17	256	291,157
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	106,759

		1,022,856
INSURANCE — 1.08%
ACE INA Holdings Inc.
2.70%, 03/13/23	450	438,399
Aflac Inc.
3.45%, 08/15/15[a]	100	102,739
4.00%, 02/15/22[a]	200	214,719
American International Group Inc.
4.88%, 06/01/22	300	335,430
5.60%, 10/18/16	673	735,528
5.85%, 01/16/18	1,250	1,416,359
6.40%, 12/15/20	450	540,223
Aon PLC
3.13%, 05/27/16	100	103,475
3.50%, 06/14/24 (Call 03/01/24)	50	50,138
5.00%, 09/30/20	200	224,207
AXIS Specialty Finance PLC
2.65%, 04/01/19	25	25,194
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	800	809,987
5.40%, 05/15/18[a]	700	792,085
Berkshire Hathaway Inc.
1.90%, 01/31/17	500	510,343
2.10%, 08/14/19	300	301,130
Chubb Corp. (The)
6.38%, 03/29/67 (Call 04/15/17)[d]	250	275,000
CNA Financial Corp.
5.88%, 08/15/20	75	86,902
6.50%, 08/15/16	250	275,834
Fidelity National Financial Inc.
5.50%, 09/01/22	500	552,167
Genworth Holdings Inc.
6.52%, 05/22/18	250	283,860
7.63%, 09/24/21	250	307,610

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	$250	$285,304
5.38%, 03/15/17	250	274,174
6.30%, 03/15/18	100	114,917
Lincoln National Corp.
8.75%, 07/01/19	300	385,328
Markel Corp.
5.35%, 06/01/21	200	225,323
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	250	253,125
MetLife Inc.
1.76%, 12/15/17	150	150,763
3.05%, 12/15/22	225	224,907
4.75%, 02/08/21	200	224,759
Series D
4.37%, 09/15/23	300	325,396
Principal Financial Group Inc.
1.85%, 11/15/17	500	500,305
Progressive Corp. (The)
3.75%, 08/23/21	100	106,996
Prudential Financial Inc.
2.35%, 08/15/19	500	500,705
3.00%, 05/12/16	150	155,238
3.50%, 05/15/24	250	252,967
4.50%, 11/16/21	600	656,085
5.88%, 09/15/42 (Call 09/15/22)[d]	300	322,500
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	221,750
Travelers Companies Inc. (The)
6.25%, 06/20/16	262	286,901
Trinity Acquisition PLC
4.63%, 08/15/23[a]	250	262,905
Unum Group
4.00%, 03/15/24[a]	350	362,782
Voya Financial Inc.
5.50%, 07/15/22	250	286,443
Willis Group Holdings PLC
5.75%, 03/15/21	100	112,765
WR Berkley Corp.
4.63%, 03/15/22	200	215,270

Security	Principal (000s)	Value
XLIT Ltd.
5.75%, 10/01/21	$200	$234,227

		15,323,164
INTERNET — 0.25%
Amazon.com Inc.
0.65%, 11/27/15	250	250,058
2.50%, 11/29/22 (Call 08/29/22)	150	143,755
Baidu Inc.
2.25%, 11/28/17	200	202,352
3.50%, 11/28/22[a]	300	296,910
eBay Inc.
1.35%, 07/15/17	100	100,253
3.25%, 10/15/20 (Call 07/15/20)	500	518,989
3.45%, 08/01/24 (Call 05/01/24)	400	401,464
Expedia Inc.
5.95%, 08/15/20	450	510,187
Google Inc.
2.13%, 05/19/16	200	205,335
3.38%, 02/25/24	425	439,658
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	500	511,419

		3,580,380
IRON & STEEL — 0.17%
Allegheny Technologies Inc.
5.88%, 08/15/23 (Call 05/15/23)	350	383,956
5.95%, 01/15/21 (Call 10/15/20)	250	275,170
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	250	238,125
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	250	261,845
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	350	363,476
Vale Overseas Ltd.
4.38%, 01/11/22[a]	575	600,720
6.25%, 01/11/16	336	358,497

		2,481,789

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
LEISURE TIME — 0.02%
Carnival Corp.
3.95%, 10/15/20[a]	$250	$261,908

		261,908
LODGING — 0.09%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	235	231,970
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	300	308,836
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	250	246,878
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	50	51,619
4.25%, 03/01/22 (Call 12/01/21)	400	414,015

		1,253,318
MACHINERY — 0.37%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	600	600,522
1.63%, 06/01/17	250	253,000
3.30%, 06/09/24	100	101,038
7.15%, 02/15/19	200	243,795
Series G
2.45%, 09/06/18	250	256,367
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	300	295,489
3.90%, 05/27/21	575	621,831
5.70%, 08/15/16	293	320,794
Deere & Co.
4.38%, 10/16/19	300	331,921
John Deere Capital Corp.
1.30%, 03/12/18	750	743,081
1.70%, 01/15/20	175	170,070
1.85%, 09/15/16	500	510,892
2.80%, 03/04/21	250	253,941
3.15%, 10/15/21	200	206,379
3.35%, 06/12/24	80	81,502

Security	Principal (000s)	Value
Joy Global Inc.
5.13%, 10/15/21[a]	$50	$54,931
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	250	245,716

		5,291,269
MANUFACTURING — 0.38%
3M Co.
1.38%, 09/29/16	250	253,625
1.63%, 06/15/19	250	246,643
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	252,654
Danaher Corp.
2.30%, 06/23/16	50	51,372
3.90%, 06/23/21 (Call 03/23/21)	350	379,365
Eaton Corp.
1.50%, 11/02/17	500	500,151
2.75%, 11/02/22	250	244,513
General Electric Co.
2.70%, 10/09/22	1,150	1,134,680
5.25%, 12/06/17	600	671,801
Illinois Tool Works Inc.
1.95%, 03/01/19	125	124,895
3.38%, 09/15/21 (Call 06/15/21)	325	340,686
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	250	295,921
Pentair Finance SA
2.65%, 12/01/19	250	250,487
Textron Inc.
3.65%, 03/01/21	250	256,914
4.63%, 09/21/16	100	106,236
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	45	45,535
6.55%, 10/01/17	200	229,470

		5,384,948
MEDIA — 0.94%
21st Century Fox America Inc.
3.00%, 09/15/22	400	392,547
6.90%, 03/01/19	300	358,823

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	$250	$253,542
3.70%, 08/15/24 (Call 05/15/24)	150	151,649
4.63%, 05/15/18	100	109,329
Comcast Corp.
3.13%, 07/15/22	700	713,709
6.50%, 01/15/17	200	225,620
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	400	415,759
3.80%, 03/15/22	250	261,249
4.45%, 04/01/24 (Call 01/01/24)	400	429,204
5.00%, 03/01/21	500	558,180
Discovery Communications LLC
3.30%, 05/15/22	625	630,699
4.38%, 06/15/21	200	217,857
NBCUniversal Media LLC
2.88%, 04/01/16	300	310,250
2.88%, 01/15/23	350	348,437
5.15%, 04/30/20	1,075	1,230,676
Thomson Reuters Corp.
6.50%, 07/15/18	300	349,205
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	200	214,099
5.00%, 02/01/20	450	504,723
5.85%, 05/01/17	411	459,159
6.75%, 07/01/18	925	1,088,211
Time Warner Inc.
3.40%, 06/15/22	250	253,496
3.55%, 06/01/24 (Call 03/01/24)	100	100,037
4.05%, 12/15/23	300	312,848
4.88%, 03/15/20	950	1,059,274
Viacom Inc.
2.20%, 04/01/19	500	498,921
3.13%, 06/15/22 (Call 03/15/22)	275	273,293
3.50%, 04/01/17	150	158,159
3.88%, 04/01/24 (Call 01/01/24)	100	102,201

Security	Principal (000s)	Value
4.25%, 09/01/23 (Call 06/01/23)	$150	$157,552
Walt Disney Co. (The)
1.13%, 02/15/17	500	501,754
1.35%, 08/16/16	300	303,838
1.85%, 05/30/19	200	198,919
2.55%, 02/15/22[a]	250	248,732

		13,391,951
METAL FABRICATE & HARDWARE — 0.01%
Precision Castparts Corp.
1.25%, 01/15/18	200	198,298

		198,298
MINING — 0.51%
Barrick Gold Corp.
3.85%, 04/01/22	550	557,389
6.95%, 04/01/19	425	507,027
Barrick North America Finance LLC
6.80%, 09/15/18	100	117,600
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	500	507,637
2.88%, 02/24/22[a]	400	402,946
3.25%, 11/21/21	450	467,171
Freeport-McMoRan Inc.
2.15%, 03/01/17	500	508,810
2.38%, 03/15/18	400	405,379
3.55%, 03/01/22 (Call 12/01/21)	300	301,626
3.88%, 03/15/23 (Call 12/15/22)	200	202,836
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	200	195,900
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	100	102,737
3.75%, 09/20/21	50	53,135
6.50%, 07/15/18	450	528,393
9.00%, 05/01/19	225	293,080
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)[a]	500	504,168
2.25%, 12/14/18 (Call 11/14/18)	600	609,668

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Southern Copper Corp.
3.50%, 11/08/22[a]	$500	$495,550
Teck Resources Ltd.
3.00%, 03/01/19	200	203,892
3.75%, 02/01/23 (Call 11/01/22)[a]	250	245,823
3.85%, 08/15/17	50	52,967

		7,263,734
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[a]	250	259,565
4.75%, 01/15/16[a]	256	268,792
Xerox Corp.
4.50%, 05/15/21	425	461,689
5.63%, 12/15/19	150	171,725

		1,161,771
OIL & GAS — 2.79%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	200	202,532
5.95%, 09/15/16	306	336,094
6.38%, 09/15/17	500	570,218
Apache Corp.
1.75%, 04/15/17	500	506,297
2.63%, 01/15/23 (Call 10/15/22)	100	96,338
BP Capital Markets PLC
1.85%, 05/05/17	250	254,374
2.24%, 09/26/18	600	609,398
2.24%, 05/10/19	600	603,925
2.75%, 05/10/23	200	194,172
3.13%, 10/01/15	200	205,552
3.20%, 03/11/16	800	831,696
3.56%, 11/01/21	200	210,011
3.99%, 09/26/23[a]	500	532,844
4.74%, 03/11/21	200	225,116
4.75%, 03/10/19	150	167,419
British Transco Finance Inc.
6.63%, 06/01/18	250	291,370
Canadian Natural Resources Ltd.
5.90%, 02/01/18	225	255,276

Security	Principal (000s)	Value
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	$250	$247,981
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	1,100	1,092,086
1.72%, 06/24/18 (Call 05/24/18)	775	781,116
2.36%, 12/05/22 (Call 09/05/22)	250	243,733
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	450	446,536
3.00%, 05/09/23[a]	500	475,064
ConocoPhillips
5.75%, 02/01/19	300	347,743
6.00%, 01/15/20	150	178,146
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	250	247,594
2.40%, 12/15/22 (Call 09/15/22)	450	438,543
Continental Resources Inc.
3.80%, 06/01/24 (Call 03/01/24)[c]	75	76,528
4.50%, 04/15/23 (Call 01/15/23)	500	539,205
5.00%, 09/15/22 (Call 03/15/17)	150	161,063
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	300	320,776
6.30%, 01/15/19	450	526,093
Ecopetrol SA
4.25%, 09/18/18	650	696,767
Encana Corp.
5.90%, 12/01/17	350	395,921
Ensco PLC
3.25%, 03/15/16	300	310,651
4.70%, 03/15/21	300	326,629
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	75	75,309
4.10%, 02/01/21	500	545,126

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
EQT Corp.
4.88%, 11/15/21	$300	$328,953
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)	150	150,959
3.18%, 03/15/24 (Call 12/15/23)	250	258,364
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	145	146,710
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	50	52,205
6.15%, 06/15/19	100	116,032
7.25%, 12/15/19	300	369,843
Marathon Oil Corp.
6.00%, 10/01/17	494	560,249
Marathon Petroleum Corp.
3.50%, 03/01/16	50	51,939
5.13%, 03/01/21	250	283,129
Murphy Oil Corp.
2.50%, 12/01/17	500	508,929
Nabors Industries Inc.
5.00%, 09/15/20	300	333,971
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	500	536,394
Noble Holding International Ltd.
4.63%, 03/01/21	200	215,933
Occidental Petroleum Corp.
1.75%, 02/15/17	150	152,502
2.50%, 02/01/16	800	820,593
2.70%, 02/15/23 (Call 11/15/22)[a]	100	97,808
Series 1
4.10%, 02/01/21 (Call 11/01/20)	250	271,758
Petrobras Global Finance BV
3.00%, 01/15/19[a]	600	592,242
4.38%, 05/20/23[a]	1,000	989,922
6.25%, 03/17/24	450	494,949
Petrobras International Finance Co.
3.88%, 01/27/16	975	1,001,281
5.38%, 01/27/21	725	764,250

Security	Principal (000s)	Value
5.88%, 03/01/18[a]	$1,100	$1,195,956
7.88%, 03/15/19	262	305,230
Petroleos Mexicanos
3.50%, 01/30/23	750	742,500
4.88%, 01/24/22	625	678,125
5.50%, 01/21/21	400	449,000
5.75%, 03/01/18	500	556,250
Phillips 66
2.95%, 05/01/17	200	208,727
4.30%, 04/01/22	400	432,903
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	250	261,813
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	325	358,719
6.63%, 05/01/21 (Call 05/01/16)	101	111,984
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[a]	75	78,998
5.00%, 09/01/17	200	217,508
Shell International Finance BV
0.63%, 12/04/15	1,425	1,425,069
3.40%, 08/12/23	375	387,427
4.30%, 09/22/19	526	582,863
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	200	211,687
Statoil ASA
1.15%, 05/15/18	100	98,495
2.45%, 01/17/23	500	486,081
5.25%, 04/15/19	725	827,843
Suncor Energy Inc.
6.10%, 06/01/18[a]	450	518,971
Sunoco Inc.
5.75%, 01/15/17	200	219,000
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	100	103,367
Total Capital Canada Ltd.
1.45%, 01/15/18	200	199,871
Total Capital International SA
1.55%, 06/28/17	500	505,123

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
2.88%, 02/17/22	$250	$252,341
3.75%, 04/10/24	250	262,439
Total Capital SA
2.13%, 08/10/18	1,300	1,321,989
2.30%, 03/15/16	200	205,290
4.13%, 01/28/21	250	273,676
Transocean Inc.
2.50%, 10/15/17	100	101,262
3.80%, 10/15/22 (Call 07/15/22)[a]	300	291,495
5.05%, 12/15/16	450	485,897
6.00%, 03/15/18	173	192,022
6.50%, 11/15/20	500	566,013
Valero Energy Corp.
6.13%, 02/01/20	450	527,924
XTO Energy Inc.
5.50%, 06/15/18	250	284,714
6.50%, 12/15/18	150	179,383

		39,772,112
OIL & GAS SERVICES — 0.14%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	150	155,552
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	350	383,276
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	300	311,456
3.50%, 08/01/23 (Call 05/01/23)	125	129,399
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	250	242,818
Weatherford International Inc.
6.35%, 06/15/17	268	302,735
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	500	534,078

		2,059,314
PACKAGING & CONTAINERS — 0.02%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	54,157

Security	Principal (000s)	Value
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	$200	$215,279
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,947

		285,383
PHARMACEUTICALS — 1.19%
Abbott Laboratories
5.13%, 04/01/19	288	325,073
AbbVie Inc.
1.75%, 11/06/17	1,700	1,705,232
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	600	595,130
Allergan Inc.
3.38%, 09/15/20[a]	250	248,584
AmerisourceBergen Corp.
3.40%, 05/15/24	150	150,919
AstraZeneca PLC
5.90%, 09/15/17	600	679,859
Bristol-Myers Squibb Co.
2.00%, 08/01/22	100	93,841
3.25%, 11/01/23	250	254,663
Cardinal Health Inc.
3.20%, 06/15/22	375	375,110
Eli Lilly and Co.
1.95%, 03/15/19	250	250,545
Express Scripts Holding Co.
3.13%, 05/15/16	250	259,344
3.50%, 06/15/24 (Call 03/15/24)	300	300,834
4.75%, 11/15/21	200	222,174
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	1,058	1,210,324
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	250	252,705
2.85%, 05/08/22	250	248,366
Johnson & Johnson
3.38%, 12/05/23	250	262,790
3.55%, 05/15/21	200	215,380
5.55%, 08/15/17	455	514,572

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	$425	$411,275
5.70%, 03/01/17	336	368,500
Medco Health Solutions Inc.
7.13%, 03/15/18	592	694,720
Merck & Co. Inc.
2.80%, 05/18/23	800	792,929
6.00%, 09/15/17	275	312,946
Mylan Inc
2.60%, 06/24/18	500	509,670
Novartis Capital Corp.
2.40%, 09/21/22	250	243,798
3.40%, 05/06/24	500	514,759
Novartis Securities Investment Ltd.
5.13%, 02/10/19	412	467,025
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[c]	200	206,924
Pfizer Inc.
1.50%, 06/15/18	1,000	998,541
3.40%, 05/15/24	250	255,704
6.20%, 03/15/19	929	1,095,733
Sanofi
1.25%, 04/10/18	100	98,883
2.63%, 03/29/16	500	516,026
4.00%, 03/29/21	200	217,896
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	205,653
2.95%, 12/18/22[a]	250	242,354
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	500	487,983
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	200	199,773

		17,006,537
PIPELINES — 0.74%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)[a]	250	235,918

Security	Principal (000s)	Value
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	$250	$252,245
4.88%, 02/01/21 (Call 11/01/20)	150	163,828
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	200	220,009
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	200	220,311
El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/24 (Call 02/01/24)	100	102,213
5.00%, 10/01/21 (Call 07/01/21)	100	108,951
6.50%, 04/01/20	250	293,549
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	300	319,214
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	65	65,286
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	400	431,957
5.20%, 02/01/22 (Call 11/01/21)	650	716,257
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	750	755,681
6.50%, 01/31/19	200	236,262
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)[a]	250	242,921
3.50%, 03/01/16	50	51,840
3.95%, 09/01/22 (Call 06/01/22)[a]	150	152,256
4.15%, 03/01/22[a]	200	205,646
5.95%, 02/15/18	400	451,216
6.85%, 02/15/20	250	298,107

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Kinder Morgan, Inc.
7.13%, 04/01/21 (Call 04/01/16)	$65	$73,125
Magellan Midstream Partners LP
4.25%, 02/01/21	300	327,309
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	250	257,867
5.00%, 09/15/23 (Call 06/15/23)[a]	250	277,264
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (Call 07/15/23)	250	258,259
3.95%, 09/15/15	300	309,912
8.75%, 05/01/19	275	351,370
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	250	240,685
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	100	109,465
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	50	53,349
TransCanada PipeLines Ltd.
2.50%, 08/01/22	500	484,030
6.50%, 08/15/18	450	529,463
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	75	76,698
4.00%, 07/01/22 (Call 04/01/22)	200	209,252
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	250	239,618
4.55%, 06/24/24 (Call 03/24/24)	200	201,925
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	250	249,214
5.25%, 03/15/20	675	756,736

		10,529,208

Security	Principal (000s)	Value
REAL ESTATE — 0.01%
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	$150	$151,854

		151,854
REAL ESTATE INVESTMENT TRUSTS — 1.08%
American Tower Corp.
3.40%, 02/15/19[a]	250	259,326
3.50%, 01/31/23	525	518,380
4.50%, 01/15/18	200	215,547
5.00%, 02/15/24	150	162,753
5.05%, 09/01/20	150	165,302
ARC Properties Operating Partnership LP/Clark Acquisition LLC
3.00%, 02/06/19 (Call 01/06/19)[c]	400	402,933
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	247,431
3.95%, 01/15/21 (Call 10/15/20)	50	53,374
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	400	417,326
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	53,179
4.13%, 05/15/21 (Call 02/15/21)	675	723,111
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	500	503,617
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	150	157,185
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	300	290,715
4.63%, 07/15/22 (Call 04/15/22)	400	428,627
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)[a]	250	273,108

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	$250	$257,701
4.38%, 06/15/22 (Call 03/15/22)	150	159,907
EPR Properties
7.75%, 07/15/20	150	182,502
Equity Commonwealth REIT
5.88%, 09/15/20 (Call 03/15/20)	300	329,731
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)[a]	475	468,047
5.13%, 03/15/16	111	118,290
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	300	292,885
3.75%, 02/01/19 (Call 11/01/18)	500	529,275
4.25%, 11/15/23 (Call 08/15/23)	400	416,783
6.70%, 01/30/18	325	375,511
Health Care REIT Inc.
3.63%, 03/15/16	50	51,983
4.13%, 04/01/19 (Call 01/01/19)	300	320,931
4.50%, 01/15/24 (Call 10/15/23)	250	263,477
4.95%, 01/15/21 (Call 10/15/20)	100	110,566
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	266,884
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	375	402,187
Series D
3.75%, 10/15/23 (Call 07/15/23)[a]	125	125,513
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	250	270,510
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)[a]	250	243,987

Security	Principal (000s)	Value
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	$250	$263,647
4.75%, 10/01/20 (Call 07/01/20)	250	270,895
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	100	113,658
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)[c]	250	258,588
ProLogis LP
4.25%, 08/15/23 (Call 05/15/23)	250	263,103
4.50%, 08/15/17	400	431,787
6.88%, 03/15/20 (Call 12/16/19)	100	119,539
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	250	268,525
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	400	405,439
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	100	102,377
2.75%, 02/01/23 (Call 11/01/22)	300	293,900
3.75%, 02/01/24 (Call 11/01/23)	250	260,341
5.65%, 02/01/20 (Call 11/01/19)	450	523,059
6.13%, 05/30/18	500	578,013
UDR Inc.
3.75%, 07/01/24 (Call 04/01/24)	85	86,057
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	100	100,588
4.25%, 03/01/22 (Call 12/01/21)	475	502,480
4.75%, 06/01/21 (Call 03/01/21)	150	165,441

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Vornado Realty Trust
5.00%, 01/15/22 (Call 10/15/21)	$250	$275,962
Weyerhaeuser Co.
4.63%, 09/15/23	100	108,933

		15,450,916
RETAIL — 0.93%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	53,403
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	450	467,214
Costco Wholesale Corp.
0.65%, 12/07/15	500	500,497
1.70%, 12/15/19	250	246,009
CVS Caremark Corp.
2.25%, 08/12/19 (Call 07/12/19)	100	100,001
2.75%, 12/01/22 (Call 09/01/22)	100	97,500
3.38%, 08/12/24 (Call 05/12/24)	250	252,475
4.00%, 12/05/23 (Call 09/05/23)	250	263,837
4.13%, 05/15/21 (Call 02/15/21)	450	486,500
5.75%, 06/01/17	355	397,737
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	100	115,253
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	100	102,244
3.75%, 02/15/24 (Call 11/15/23)	425	450,296
5.40%, 03/01/16	440	471,140
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	50	52,574
4.75%, 12/15/23 (Call 09/15/23)	250	268,512

Security	Principal (000s)	Value
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	$550	$556,241
3.80%, 11/15/21 (Call 08/15/21)	200	214,452
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	100	100,636
3.88%, 01/15/22 (Call 10/15/21)	200	211,342
5.90%, 12/01/16	300	331,053
McDonald’s Corp.
2.63%, 01/15/22	100	99,664
3.25%, 06/10/24	100	101,717
5.35%, 03/01/18	1,473	1,662,997
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	200	213,680
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	250	257,428
4.63%, 09/15/21 (Call 06/15/21)	100	108,857
QVC Inc.
3.13%, 04/01/19	75	75,816
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	200	199,995
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	250	249,803
Target Corp.
6.00%, 01/15/18	973	1,113,684
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	120,564
Wal-Mart Stores Inc.
0.60%, 04/11/16	400	400,121
1.13%, 04/11/18	800	790,336
3.25%, 10/25/20	650	683,701
3.30%, 04/22/24 (Call 01/22/24)	350	359,542
5.38%, 04/05/17	400	443,833

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Walgreen Co.
1.80%, 09/15/17	$275	$276,787
3.10%, 09/15/22	100	98,839
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	200	204,849
6.25%, 03/15/18[a]	67	76,264

		13,277,393
SAVINGS & LOANS — 0.03%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	250	261,641
4.63%, 04/19/16	100	105,153

		366,794
SEMICONDUCTORS — 0.22%
Altera Corp.
2.50%, 11/15/18	500	505,793
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	250	242,619
Applied Materials Inc.
2.65%, 06/15/16	50	51,539
4.30%, 06/15/21	150	164,058
Broadcom Corp.
2.70%, 11/01/18	300	308,720
3.50%, 08/01/24 (Call 05/01/24)	200	202,044
Intel Corp.
1.95%, 10/01/16	350	358,437
3.30%, 10/01/21	650	679,456
Texas Instruments Inc.
1.65%, 08/03/19	300	294,413
2.38%, 05/16/16	150	154,463
2.75%, 03/12/21 (Call 02/12/21)	75	76,174
Xilinx Inc.
3.00%, 03/15/21[a]	100	101,632

		3,139,348
SOFTWARE — 0.44%
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	670	714,981

Security	Principal (000s)	Value
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	$250	$249,158
Fiserv Inc.
3.13%, 06/15/16	25	25,898
4.75%, 06/15/21	200	218,834
Intuit Inc.
5.75%, 03/15/17	150	166,457
Microsoft Corp.
1.63%, 12/06/18	500	499,697
2.50%, 02/08/16	700	720,813
3.63%, 12/15/23 (Call 09/15/23)[a]	200	211,860
4.20%, 06/01/19	650	720,088
Oracle Corp.
1.20%, 10/15/17	1,400	1,395,298
2.25%, 10/08/19[a]	250	251,208
2.50%, 10/15/22	300	292,531
5.25%, 01/15/16	543	578,216
5.75%, 04/15/18	200	228,640

		6,273,679
TELECOMMUNICATIONS — 1.43%
America Movil SAB de CV
2.38%, 09/08/16	200	204,589
5.00%, 03/30/20	675	751,598
5.63%, 11/15/17	150	168,638
AT&T Inc.
0.90%, 02/12/16	850	851,085
1.40%, 12/01/17	600	598,478
2.30%, 03/11/19	500	505,170
2.40%, 08/15/16	950	977,914
2.50%, 08/15/15	150	152,854
3.00%, 02/15/22[a]	750	753,723
3.90%, 03/11/24 (Call 12/11/23)[a]	400	418,558
5.50%, 02/01/18	750	845,810
British Telecommunications PLC
2.35%, 02/14/19	250	252,328
5.95%, 01/15/18	150	170,965
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	200	202,246

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Cisco Systems Inc.
3.63%, 03/04/24	$750	$779,370
5.50%, 02/22/16	1,072	1,149,662
Corning Inc.
4.25%, 08/15/20	50	54,902
Deutsche Telekom International Finance BV
5.75%, 03/23/16	315	338,623
Embarq Corp.
7.08%, 06/01/16	450	495,000
Harris Corp.
4.40%, 12/15/20	150	161,506
Juniper Networks Inc.
4.60%, 03/15/21	200	216,213
Motorola Solutions Inc.
3.50%, 03/01/23	275	267,198
3.75%, 05/15/22	300	300,082
Orange
2.75%, 02/06/19	500	512,405
5.38%, 07/08/19	50	56,898
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	300	314,386
Telefonica Emisiones SAU
3.19%, 04/27/18	500	521,807
5.46%, 02/16/21	450	510,497
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	900	854,597
2.50%, 09/15/16	1,200	1,236,210
2.55%, 06/17/19	500	507,694
3.45%, 03/15/21	375	388,885
3.50%, 11/01/21	300	311,066
3.65%, 09/14/18	1,225	1,306,449
4.50%, 09/15/20	750	823,457
5.15%, 09/15/23	1,225	1,385,997
Vodafone Group PLC
2.95%, 02/19/23	550	532,106
5.63%, 02/27/17	500	551,753

		20,430,719
TEXTILES — 0.03%
Cintas Corp. No. 2
2.85%, 06/01/16	150	153,375

Security	Principal (000s)	Value
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	$200	$201,604

		354,979
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)[a]	45	45,382
Mattel Inc.
2.35%, 05/06/19	200	200,442
2.50%, 11/01/16	50	51,147

		296,971
TRANSPORTATION — 0.39%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (Call 06/01/22)	550	551,702
3.40%, 09/01/24 (Call 12/01/23)	150	152,083
4.70%, 10/01/19	250	278,884
5.75%, 03/15/18	250	284,726
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	250	238,465
2.85%, 12/15/21 (Call 09/15/21)	100	101,629
Canadian Pacific Railway Co.
9.45%, 08/01/21	150	208,935
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	525	557,072
4.25%, 06/01/21 (Call 03/01/21)	50	54,513
FedEx Corp.
2.63%, 08/01/22	500	487,031
Norfolk Southern Corp.
5.90%, 06/15/19	300	345,760
7.70%, 05/15/17	420	487,679
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	350	357,974
3.50%, 06/01/17	100	105,394
3.60%, 03/01/16	100	104,134

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)	$250	$264,579
5.75%, 11/15/17	315	358,118
United Parcel Service Inc.
3.13%, 01/15/21	350	366,060
5.13%, 04/01/19	282	320,412

		5,625,150
TRUCKING & LEASING — 0.02%
GATX Corp.
2.50%, 03/15/19	125	125,966
4.85%, 06/01/21	200	221,093

		347,059
WATER — 0.01%
American Water Capital Corp.
6.09%, 10/15/17	100	112,528

		112,528

TOTAL CORPORATE BONDS & NOTES
(Cost: $432,640,261)		446,045,138

FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.50%

BRAZIL — 0.19%
Brazilian Government International Bond
2.63%, 01/05/23	400	377,000
4.88%, 01/22/21[a]	800	880,000
6.00%, 01/17/17	450	497,925
8.00%, 01/15/18	337	376,784
8.88%, 10/14/19	150	195,750
8.88%, 04/15/24	250	355,000

		2,682,459
CANADA — 0.75%
Canada Government International Bond
0.88%, 02/14/17[a]	1,000	1,002,352
Export Development Canada
0.50%, 09/15/15	500	501,037
1.25%, 10/26/16[a]	1,100	1,113,945
Province of British Columbia
1.20%, 04/25/17[a]	750	755,909
Province of Manitoba Canada
1.30%, 04/03/17[a]	1,050	1,057,221
1.75%, 05/30/19	300	299,426

Security	Principal (000s)	Value
Province of Ontario Canada
1.60%, 09/21/16[a]	$1,125	$1,145,886
1.65%, 09/27/19[a]	2,500	2,463,148
2.30%, 05/10/16[a]	100	102,996
3.20%, 05/16/24	400	410,293
4.40%, 04/14/20[a]	250	279,549
Province of Quebec Canada
2.63%, 02/13/23	750	741,940
5.00%, 03/01/16	797	851,097

		10,724,799
CHILE — 0.08%
Chile Government International Bond
2.25%, 10/30/22[a]	400	386,000
3.25%, 09/14/21	300	312,750
3.88%, 08/05/20	400	430,000

		1,128,750
COLOMBIA — 0.15%
Colombia Government International Bond
4.38%, 07/12/21	900	975,150
7.38%, 03/18/19	850	1,028,500
11.75%, 02/25/20[a]	100	145,000

		2,148,650
GERMANY — 0.07%
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,000	994,574

		994,574
ISRAEL — 0.06%
Israel Government International Bond
5.13%, 03/26/19	762	859,155

		859,155
ITALY — 0.14%
Italy Government International Bond
5.25%, 09/20/16	1,000	1,085,148
5.38%, 06/12/17	600	661,639
6.88%, 09/27/23	200	257,272

		2,004,059
JAPAN — 0.24%
Japan Bank for International Cooperation
1.13%, 07/19/17	600	600,804
1.75%, 07/31/18	1,500	1,511,466

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Japan Finance Corp.
2.50%, 01/21/16	$100	$102,750
2.50%, 05/18/16	800	826,857
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	331,082

		3,372,959
MEXICO — 0.20%
Mexico Government International Bond
3.63%, 03/15/22	1,540	1,593,900
5.95%, 03/19/19	1,100	1,270,500

		2,864,400
PANAMA — 0.01%
Panama Government International Bond
5.20%, 01/30/20[a]	150	167,475

		167,475
PERU — 0.03%
Peruvian Government International Bond
7.13%, 03/30/19[a]	365	444,387

		444,387
PHILIPPINES — 0.09%
Philippine Government International Bond
4.00%, 01/15/21	600	641,250
8.38%, 06/17/19	500	634,250

		1,275,500
POLAND — 0.14%
Poland Government International Bond
3.00%, 03/17/23[a]	850	839,095
5.13%, 04/21/21	750	849,232
6.38%, 07/15/19[a]	262	311,209

		1,999,536
SOUTH AFRICA — 0.08%
South Africa Government International Bond
5.50%, 03/09/20	800	878,000
6.88%, 05/27/19	262	302,610

		1,180,610

Security	Principal (000s)	Value
SOUTH KOREA — 0.16%
Export-Import Bank of Korea (The)
2.38%, 08/12/19	$250	$250,322
3.75%, 10/20/16	250	263,816
5.00%, 04/11/22	1,000	1,132,597
Republic of Korea
7.13%, 04/16/19	462	566,381

		2,213,116
SUPRANATIONAL — 2.81%
African Development Bank
1.13%, 03/15/17	750	755,013
1.63%, 10/02/18	250	251,256
Asian Development Bank
1.13%, 03/15/17	500	503,342
1.38%, 03/23/20	400	389,818
1.75%, 09/11/18	600	607,064
2.50%, 03/15/16	1,250	1,289,427
Corp. Andina de Fomento
1.50%, 08/08/17	500	501,575
4.38%, 06/15/22	300	322,080
Council of Europe Development Bank
1.13%, 05/31/18	700	693,579
1.50%, 02/22/17	250	254,005
European Bank for Reconstruction and Development
1.00%, 02/16/17	750	752,586
1.50%, 03/16/20	500	489,875
1.63%, 11/15/18[a]	600	601,880
European Investment Bank
0.50%, 08/15/16	5,450	5,442,605
1.00%, 03/15/18	1,100	1,088,368
1.00%, 06/15/18	900	886,869
1.25%, 10/14/16	2,950	2,987,038
1.63%, 12/18/18	1,000	1,003,200
1.88%, 03/15/19	2,000	2,020,473
2.13%, 07/15/16	900	926,415
4.00%, 02/16/21	1,500	1,674,699
Inter-American Development Bank
0.88%, 11/15/16	200	200,848
0.88%, 03/15/18	200	197,230
1.13%, 03/15/17	900	906,354
1.38%, 07/15/20	800	774,532

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
1.75%, 10/15/19	$1,000	$999,413
3.00%, 02/21/24	250	261,044
4.25%, 09/10/18	1,000	1,108,356
5.13%, 09/13/16	572	623,833
International Bank for Reconstruction and Development
0.50%, 04/15/16[a]	600	600,577
1.00%, 09/15/16	3,800	3,830,619
2.13%, 02/13/23[a]	1,400	1,395,851
Series GDIF
1.88%, 03/15/19[a]	750	758,613
International Finance Corp.
0.88%, 06/15/18	1,400	1,374,933
1.00%, 04/24/17[a]	650	651,903
1.75%, 09/16/19[a]	400	400,200
2.25%, 04/11/16	500	514,517
Nordic Investment Bank
0.50%, 04/14/16	1,700	1,701,631
5.00%, 02/01/17	307	337,713

		40,079,334
SWEDEN — 0.06%
Svensk Exportkredit AB
1.75%, 05/30/17[a]	500	509,730
5.13%, 03/01/17	300	331,102

		840,832
TURKEY — 0.24%
Turkey Government International Bond
3.25%, 03/23/23	1,400	1,312,920
6.75%, 04/03/18	1,250	1,409,675
7.50%, 07/14/17[a]	600	681,084

		3,403,679

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $77,664,737)		78,384,274

MUNICIPAL DEBT OBLIGATIONS — 0.17%

CALIFORNIA — 0.04%
State of California GO BAB
5.70%, 11/01/21	100	119,736
6.65%, 03/01/22	400	499,076

		618,812

Security	Principal (000s)	Value
FLORIDA — 0.02%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
3.00%, 07/01/20	$250	$252,590

		252,590
ILLINOIS — 0.05%
State of Illinois GO
4.35%, 06/01/18	400	419,924
4.95%, 06/01/23	300	319,449

		739,373
NEW JERSEY — 0.06%
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/23 (AGM)	600	442,170
New Jersey Economic Development Authority RB Lease Revenue Series Q
1.10%, 06/15/16	350	348,642

		790,812

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,348,780)		2,401,587

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 62.16%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.22%
Federal Home Loan Banks
0.38%, 06/24/16[a]	5,900	5,888,692
5.00%, 11/17/17	6,835	7,659,373
Federal Home Loan Mortgage Corp.
0.50%, 05/13/16[a]	3,820	3,823,221
0.88%, 03/07/18	12,387	12,194,377
1.25%, 08/01/19	3,750	3,659,393
1.25%, 10/02/19[a]	3,416	3,324,371
1.75%, 05/30/19[a]	10,150	10,187,152
2.00%, 08/25/16	4,750	4,881,143
2.38%, 01/13/22[a]	5,478	5,519,648
2.50%, 05/27/16[a]	3,875	4,010,310
3.75%, 03/27/19	1,905	2,080,471

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Federal National Mortgage Association
0.38%, 12/21/15[a]	$2,765	$2,766,197
0.50%, 03/30/16	5,404	5,412,873
1.25%, 09/28/16[a]	2,941	2,978,607

		74,385,828
U.S. GOVERNMENT OBLIGATIONS — 56.94%
U.S. Treasury Bonds
7.25%, 05/15/16[a]	8,188	9,134,369
U.S. Treasury Notes
0.25%, 11/30/15	7,250	7,254,277
0.25%, 12/15/15[a]	15,112	15,116,683
0.38%, 08/31/15	3,500	3,508,890
0.38%, 11/15/15	15,000	15,032,850
0.38%, 01/15/16[a]	12,338	12,357,741
0.38%, 02/15/16	7,011	7,019,483
0.38%, 03/15/16[a]	3,210	3,212,665
0.38%, 04/30/16	3,500	3,500,490
0.50%, 06/15/16[a]	11,750	11,766,450
0.50%, 06/30/16[a]	34,000	34,041,481
0.50%, 07/31/17	4,000	3,949,560
0.63%, 07/15/16[a]	8,100	8,124,623
0.63%, 08/15/16[a]	6,800	6,816,864
0.63%, 11/15/16[a]	15,000	15,003,599
0.63%, 02/15/17	4,000	3,990,800
0.63%, 05/31/17[a]	9,000	8,942,580
0.63%, 11/30/17	5,771	5,683,627
0.75%, 06/30/17[a]	1,860	1,852,300
0.75%, 12/31/17	46,135	45,558,313
0.75%, 02/28/18[a]	600	590,700
0.88%, 09/15/16	5,000	5,034,300
0.88%, 11/30/16[a]	5,000	5,026,650
0.88%, 01/31/17[a]	23,283	23,378,227
0.88%, 02/28/17	13,580	13,623,999
0.88%, 04/30/17	2,765	2,768,733
0.88%, 07/15/17[a]	10,000	9,990,300
0.88%, 07/31/19	3,000	2,892,870
1.00%, 08/31/16[a]	4,634	4,678,718
1.00%, 09/30/16[a]	1,940	1,957,421
1.00%, 03/31/17[a]	14,872	14,952,456
1.00%, 05/31/18	900	890,208
1.00%, 08/31/19	8,500	8,234,800
1.13%, 12/31/19	3,168	3,071,724

Security	Principal (000s)	Value
1.13%, 03/31/20[a]	$12,640	$12,194,819
1.13%, 04/30/20	13,296	12,806,308
1.25%, 09/30/15	20,000	20,236,800
1.25%, 10/31/18[a]	18,800	18,654,300
1.25%, 11/30/18[a]	8,500	8,424,945
1.25%, 04/30/19[a]	3,000	2,957,550
1.25%, 02/29/20	921	895,986
1.38%, 06/30/18[a]	1,000	1,001,660
1.38%, 07/31/18[a]	12,300	12,309,717
1.38%, 09/30/18[a]	7,289	7,278,795
1.38%, 05/31/20	2,000	1,951,940
1.50%, 08/31/18[a]	11,400	11,450,730
1.50%, 02/28/19[a]	1,000	998,640
1.50%, 03/31/19	16,428	16,388,409
1.50%, 05/31/19[a]	10,500	10,455,060
1.63%, 03/31/19[a]	3,200	3,209,856
1.63%, 06/30/19[a]	12,800	12,812,544
1.63%, 11/15/22[a]	12,219	11,697,738
1.75%, 05/31/16[a]	12,836	13,133,153
1.75%, 10/31/20	1,750	1,733,077
1.75%, 05/15/23[a]	9,745	9,357,636
1.88%, 06/30/15[a]	13,172	13,365,497
1.88%, 08/31/17[a]	5,918	6,075,656
1.88%, 09/30/17[a]	9,069	9,305,066
2.00%, 04/30/16	27,930	28,679,362
2.00%, 07/31/20[a]	3,700	3,732,264
2.00%, 11/30/20[a]	1,800	1,807,452
2.00%, 02/28/21[a]	1,900	1,903,363
2.00%, 05/31/21	2,000	1,997,740
2.00%, 11/15/21	4,500	4,480,200
2.00%, 02/15/22	5,194	5,160,083
2.00%, 02/15/23[a]	15,545	15,278,092
2.13%, 08/31/20[a]	6,720	6,816,029
2.13%, 06/30/21[a]	4,000	4,025,160
2.13%, 08/15/21	16,495	16,594,794
2.25%, 03/31/16	5,000	5,150,600
2.25%, 03/31/21[a]	6,500	6,606,210
2.38%, 07/31/17	6,431	6,695,829
2.38%, 12/31/20[a]	4,000	4,103,360
2.38%, 08/15/24	6,200	6,216,244
2.50%, 08/15/23	7,290	7,428,000
2.50%, 05/15/24[a]	10,900	11,055,761
2.63%, 04/30/18[a]	4,910	5,151,031

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal or Shares (000s)	Value
2.63%, 11/15/20	$5,675	$5,911,023
2.75%, 12/31/17	6,000	6,315,000
2.75%, 02/28/18	4,206	4,429,212
2.75%, 11/15/23	3,700	3,841,747
2.75%, 02/15/24[a]	5,300	5,497,531
2.88%, 03/31/18	1,430	1,512,482
3.13%, 04/30/17[a]	3,210	3,404,462
3.13%, 05/15/19	5,000	5,350,950
3.25%, 05/31/16[a]	2,865	3,005,213
3.25%, 03/31/17[a]	3,000	3,188,220
3.38%, 11/15/19[a]	8,893	9,647,393
3.50%, 05/15/20[a]	353	385,995
3.63%, 08/15/19	11,590	12,694,410
3.63%, 02/15/20[a]	6,710	7,372,277
3.63%, 02/15/21[a]	7,756	8,554,635
4.63%, 11/15/16[a]	8,812	9,581,640
4.88%, 08/15/16[a]	27,002	29,284,208
8.00%, 11/15/21	5,000	7,008,050
8.50%, 02/15/20[a]	3,267	4,425,086

		811,945,741

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $879,263,203)		886,331,569

SHORT-TERM INVESTMENTS — 35.02%

MONEY MARKET FUNDS — 35.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,g,h]	432,140	432,140,250
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,g,h]	44,558	44,557,972
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,g]	22,540	22,539,998

		499,238,220

TOTAL SHORT-TERM INVESTMENTS
(Cost: $499,238,220)		499,238,220

Value
TOTAL INVESTMENTS IN SECURITIES — 134.13%
(Cost: $1,891,155,201)	$1,912,400,788
Other Assets, Less Liabilities — (34.13)%	(486,593,274)

NET ASSETS — 100.00%	$1,425,807,514

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 35.12%

ADVERTISING — 0.06%
Omnicom Group Inc.
3.63%, 05/01/22	$25	$25,759
WPP Finance 2010
4.75%, 11/21/21	50	55,350

		81,109
AEROSPACE & DEFENSE — 0.51%
Boeing Co. (The)
0.95%, 05/15/18	75	73,227
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	100	93,609
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	50	54,406
Lockheed Martin Corp.
4.07%, 12/15/42	50	49,510
Northrop Grumman Corp.
3.50%, 03/15/21	75	78,138
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	25	24,168
3.13%, 10/15/20	60	62,048
United Technologies Corp.
1.80%, 06/01/17	60	61,118
3.10%, 06/01/22	60	61,264
4.50%, 06/01/42	50	53,825
6.05%, 06/01/36	26	33,519

		644,832
AGRICULTURE — 0.41%
Altria Group Inc.
5.38%, 01/31/44	50	55,443
10.20%, 02/06/39	70	120,732
Archer-Daniels-Midland Co.
5.38%, 09/15/35	36	42,379
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	20	20,808
Lorillard Tobacco Co.
2.30%, 08/21/17[a]	60	60,899
Philip Morris International Inc.
2.50%, 08/22/22	75	73,111
4.88%, 11/15/43[a]	50	55,119
5.65%, 05/16/18	40	45,639
Reynolds American Inc.
7.25%, 06/15/37	26	33,277

		507,407

Security	Principal (000s)	Value
AIRLINES — 0.07%
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22	$41	$44,601
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[a]	36	38,883

		83,484
AUTO MANUFACTURERS — 0.29%
American Honda Finance Corp.
2.13%, 10/10/18	50	50,701
Ford Motor Co.
7.45%, 07/16/31	60	81,643
Toyota Motor Credit Corp.
1.25%, 10/05/17	130	129,685
3.30%, 01/12/22	60	62,163
3.40%, 09/15/21	40	41,901

		366,093
AUTO PARTS & EQUIPMENT — 0.04%
Johnson Controls Inc.
4.25%, 03/01/21	50	53,926

		53,926
BANKS — 7.66%
Abbey National Treasury Services PLC
3.05%, 08/23/18	50	52,174
Bank of America Corp.
3.63%, 03/17/16	100	104,058
4.13%, 01/22/24	100	103,783
5.00%, 01/21/44	50	54,147
5.42%, 03/15/17	200	217,627
5.65%, 05/01/18	50	56,156
5.70%, 01/24/22	50	58,370
5.75%, 12/01/17	100	111,974
6.05%, 05/16/16	200	215,849
6.11%, 01/29/37	100	117,421
6.40%, 08/28/17	58	65,737
6.50%, 08/01/16	100	109,889
Bank of Montreal
2.50%, 01/11/17	100	103,182
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	100	99,752
3.65%, 02/04/24 (Call 01/05/24)	25	26,076

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Bank of Nova Scotia
1.10%, 12/13/16	$100	$100,268
2.05%, 06/05/19	50	49,775
4.38%, 01/13/21	25	27,750
Barclays Bank PLC
5.00%, 09/22/16	200	216,295
BB&T Corp.
6.85%, 04/30/19	84	101,305
BNP Paribas SA
2.40%, 12/12/18	125	125,914
5.00%, 01/15/21	20	22,433
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	20	19,948
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	50	50,173
3.50%, 06/15/23	75	75,193
Citigroup Inc.
1.55%, 08/14/17	50	49,899
2.55%, 04/08/19	75	75,717
3.38%, 03/01/23	75	75,496
6.00%, 10/31/33	127	146,316
6.13%, 11/21/17[a]	40	45,364
8.13%, 07/15/39	50	76,261
8.50%, 05/22/19	30	37,943
Comerica Inc.
3.00%, 09/16/15	50	51,233
Commonwealth Bank of Australia
2.50%, 09/20/18[a]	100	102,370
Credit Suisse New York
5.30%, 08/13/19	100	114,112
Deutsche Bank AG London
3.70%, 05/30/24	25	25,295
6.00%, 09/01/17	122	137,509
Fifth Third Bancorp
3.63%, 01/25/16	60	62,422
4.30%, 01/16/24 (Call 12/16/23)[a]	50	52,439
Goldman Sachs Group Inc. (The)
2.63%, 01/31/19	50	50,574
3.63%, 02/07/16	75	77,848
3.63%, 01/22/23	125	126,440
4.00%, 03/03/24	50	51,333
5.25%, 07/27/21	125	140,882
6.13%, 02/15/33	25	30,487

Security	Principal (000s)	Value
6.15%, 04/01/18	$60	$68,256
6.25%, 02/01/41	50	62,193
6.75%, 10/01/37	56	68,634
HSBC Holdings PLC
5.10%, 04/05/21	105	119,955
6.10%, 01/14/42	30	39,285
6.50%, 05/02/36	102	129,072
J.P. Morgan Chase & Co.
1.13%, 02/26/16	100	100,418
1.80%, 01/25/18	250	250,577
2.60%, 01/15/16	200	204,844
4.25%, 10/15/20	120	129,517
4.40%, 07/22/20	100	108,918
5.60%, 07/15/41	125	150,313
KeyCorp
5.10%, 03/24/21	50	56,962
KfW
0.50%, 04/19/16	150	150,157
0.63%, 12/15/16	100	99,830
1.88%, 04/01/19	100	101,044
2.13%, 01/17/23	200	196,394
2.63%, 01/25/22	100	102,662
2.75%, 09/08/20[a]	150	156,562
5.13%, 03/14/16	105	112,540
Korea Development Bank (The)
1.50%, 01/22/18	200	197,402
Landwirtschaftliche Rentenbank
1.00%, 04/04/18[a]	100	98,892
5.00%, 11/08/16	142	155,156
Lloyds Bank PLC
4.20%, 03/28/17	60	64,455
Morgan Stanley
4.75%, 03/22/17	20	21,630
4.88%, 11/01/22	100	107,371
5.45%, 01/09/17	200	218,603
5.50%, 07/24/20	100	113,651
5.75%, 10/18/16	200	218,900
6.38%, 07/24/42	75	97,090
MUFG Americas Holdings Corp.
3.50%, 06/18/22	50	51,742
Northern Trust Corp.
2.38%, 08/02/22	40	38,813
Oesterreichische Kontrollbank AG
5.00%, 04/25/17	100	110,630

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[b]	$150	$153,933
Rabobank Nederland
3.38%, 01/19/17	150	157,859
3.88%, 02/08/22	100	106,856
Royal Bank of Canada
2.30%, 07/20/16	175	179,767
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	50	57,226
State Street Corp.
3.70%, 11/20/23[a]	50	52,366
Toronto-Dominion Bank (The)
2.38%, 10/19/16	60	61,903
U.S. Bancorp
2.95%, 07/15/22 (Call 06/15/22)	100	99,266
UBS AG Stamford
5.88%, 12/20/17	100	113,524
Wachovia Corp./Wells Fargo & Co.
5.75%, 06/15/17	35	39,252
Wells Fargo & Co.
1.50%, 01/16/18	325	323,515
5.61%, 01/15/44	25	29,123
5.63%, 12/11/17	90	101,582
Series M
3.45%, 02/13/23	250	251,544
Westpac Banking Corp.
1.60%, 01/12/18[a]	100	100,033
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	30	31,192

		9,576,598
BEVERAGES — 0.75%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[a]	200	198,557
2.63%, 01/17/23	100	97,927
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	20	19,571
7.75%, 01/15/19	60	73,977
8.20%, 01/15/39	30	47,255
Coca-Cola Co. (The)
1.65%, 11/01/18	100	100,001
3.30%, 09/01/21	50	52,438
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	25	24,279
5.88%, 09/30/36	41	50,963

Security	Principal (000s)	Value
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	$50	$51,450
Molson Coors Brewing Co.
3.50%, 05/01/22	50	51,370
PepsiCo Inc.
1.25%, 08/13/17	20	20,029
2.75%, 03/01/23	50	49,271
5.50%, 01/15/40	50	59,567
7.90%, 11/01/18	30	37,069

		933,724
BIOTECHNOLOGY — 0.25%
Amgen Inc.
2.13%, 05/15/17	75	76,558
3.63%, 05/15/22 (Call 02/15/22)	25	25,994
5.15%, 11/15/41 (Call 05/15/41)	60	66,333
5.38%, 05/15/43 (Call 11/15/42)	50	57,397
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	25	27,585
4.80%, 04/01/44 (Call 10/01/43)	50	55,019

		308,886
BUILDING MATERIALS — 0.14%
CRH America Inc.
8.13%, 07/15/18	100	121,917
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	50	51,390

		173,307
CHEMICALS — 0.77%
Agrium Inc.
3.50%, 06/01/23 (Call 03/01/23)	25	25,155
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	25	24,754
CF Industries Inc.
5.38%, 03/15/44	25	27,472
7.13%, 05/01/20	50	60,964
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	25	24,703
4.13%, 11/15/21 (Call 08/15/21)	50	53,653
4.25%, 11/15/20 (Call 08/15/20)	50	54,181
5.25%, 11/15/41 (Call 05/15/41)	20	22,121
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	100	98,624
Eastman Chemical Co.
3.00%, 12/15/15	50	51,328

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Ecolab Inc.
3.00%, 12/08/16	$50	$52,156
LYB International Finance BV
4.00%, 07/15/23	100	105,775
5.25%, 07/15/43	50	56,474
Monsanto Co.
2.75%, 04/15/16	50	51,641
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)[a]	50	56,996
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	30	31,678
5.63%, 12/01/40	30	36,655
PPG Industries Inc.
3.60%, 11/15/20	50	52,643
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)	75	73,615

		960,588
COMMERCIAL SERVICES — 0.07%
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	50	51,260
Western Union Co. (The)
5.25%, 04/01/20[a]	28	30,737

		81,997
COMPUTERS — 0.74%
Apple Inc.
1.00%, 05/03/18	100	98,010
3.45%, 05/06/24	55	56,480
3.85%, 05/04/43	75	71,745
Computer Sciences Corp.
4.45%, 09/15/22	25	26,426
EMC Corp.
2.65%, 06/01/20	60	60,479
Hewlett-Packard Co.
3.75%, 12/01/20	50	52,501
6.00%, 09/15/41	50	59,298
International Business Machines Corp.
1.25%, 02/08/18	400	397,599
5.60%, 11/30/39	6	7,376
Seagate HDD Cayman
3.75%, 11/15/18[c]	100	102,375

		932,289

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.25%
Colgate-Palmolive Co.
1.30%, 01/15/17	$60	$60,238
Procter & Gamble Co. (The)
1.80%, 11/15/15	190	192,916
5.55%, 03/05/37	50	62,297

		315,451
DISTRIBUTION & WHOLESALE — 0.03%
Arrow Electronics Inc.
5.13%, 03/01/21	25	27,275
Ingram Micro Inc.
5.25%, 09/01/17	15	16,422

		43,697
DIVERSIFIED FINANCIAL SERVICES — 1.99%
American Express Co.
4.05%, 12/03/42	64	62,637
American Express Credit Corp.
2.38%, 03/24/17[a]	50	51,504
2.80%, 09/19/16	100	103,703
Associates Corp. of North America
6.95%, 11/01/18	103	121,924
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	100	109,354
Charles Schwab Corp. (The)
2.20%, 07/25/18 (Call 06/25/18)	100	101,582
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	25	29,184
Credit Suisse (USA) Inc.
5.38%, 03/02/16	42	44,635
Discover Financial Services
5.20%, 04/27/22	50	55,432
Ford Motor Credit Co. LLC
4.21%, 04/15/16	400	420,447
General Electric Capital Corp.
2.30%, 04/27/17	165	169,816
5.50%, 01/08/20[a]	150	173,471
5.63%, 09/15/17	153	172,117
5.88%, 01/14/38	72	89,360
Series A
6.75%, 03/15/32	148	199,652
HSBC Finance Corp.
6.68%, 01/15/21	67	80,218

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Jefferies Group LLC
5.13%, 01/20/23[a]	$25	$26,829
6.50%, 01/20/43	25	28,222
8.50%, 07/15/19	37	46,121
Murray Street Investment Trust I
4.65%, 03/09/17[d]	180	193,551
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	50	50,104
3.05%, 02/15/22 (Call 11/15/21)	50	50,729
Nomura Holdings Inc.
4.13%, 01/19/16	60	62,509
ORIX Corp.
3.75%, 03/09/17	50	52,736

		2,495,837
ELECTRIC — 2.13%
Alabama Power Co.
4.10%, 01/15/42	50	51,003
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	60	59,678
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	50	51,596
6.38%, 04/01/36	25	32,127
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	35	40,521
6.13%, 04/01/36	62	78,943
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	40	37,187
Commonwealth Edison Co.
4.60%, 08/15/43 (Call 02/15/43)	75	81,812
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	60	72,184
Consumers Energy Co.
6.70%, 09/15/19	75	90,975
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	15	14,878
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	50	52,788
Dominion Resources Inc.
8.88%, 01/15/19	50	63,623
Series C
4.90%, 08/01/41 (Call 02/01/41)[a]	50	54,634

Security	Principal (000s)	Value
Duke Energy Carolinas LLC
4.25%, 12/15/41 (Call 06/15/41)	$100	$103,934
Duke Energy Indiana Inc.
6.45%, 04/01/39	50	68,006
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	60	63,949
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	50	52,468
FirstEnergy Solutions Corp.
6.80%, 08/15/39	35	38,219
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	75	75,880
5.95%, 02/01/38	19	24,499
Georgia Power Co.
4.30%, 03/15/42	100	102,633
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[a,d]	40	45,579
Hydro-Quebec
2.00%, 06/30/16	70	71,805
Indiana Michigan Power Co.
7.00%, 03/15/19	24	28,928
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	15	17,695
Louisville Gas & Electric Co.
4.65%, 11/15/43 (Call 05/15/43)	50	54,982
Mississippi Power Co.
2.35%, 10/15/16	20	20,565
Nevada Power Co.
6.50%, 08/01/18	20	23,548
Nisource Finance Corp.
6.13%, 03/01/22[a]	100	118,304
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	61	78,264
Pacific Gas & Electric Co.
5.13%, 11/15/43 (Call 05/15/43)	50	56,862
6.05%, 03/01/34	50	62,471
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	60	60,795
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	50	54,929
7.75%, 03/01/31	50	71,209
PSEG Power LLC
8.63%, 04/15/31	61	89,227

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	$50	$51,922
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)[a]	75	86,693
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	52,207
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	40	40,469
6.00%, 01/15/34	42	53,853
Southern Power Co.
5.15%, 09/15/41	30	33,543
Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)	75	74,069
Xcel Energy Inc.
6.50%, 07/01/36	75	99,767

		2,659,223
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
4.25%, 11/15/20[a]	30	32,838

		32,838
ELECTRONICS — 0.20%
Honeywell International Inc.
5.00%, 02/15/19	50	56,319
Koninklijke Philips NV
3.75%, 03/15/22	60	63,242
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	50	50,035
3.15%, 01/15/23 (Call 10/15/22)	50	49,580
3.60%, 08/15/21 (Call 05/15/21)	30	31,374

		250,550
ENGINEERING & CONSTRUCTION — 0.04%
ABB Finance (USA) Inc.
2.88%, 05/08/22	50	50,101

		50,101
ENVIRONMENTAL CONTROL — 0.14%
Republic Services Inc.
5.50%, 09/15/19	75	85,897
Waste Management Inc.
2.60%, 09/01/16	60	61,895
7.00%, 07/15/28	21	28,124

		175,916

Security	Principal (000s)	Value
FOOD — 0.65%
Campbell Soup Co.
3.05%, 07/15/17	$50	$51,984
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	50	50,556
Delhaize Brothers and Co. “The Lion”(Delhaize Group)
4.13%, 04/10/19	40	42,401
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	50	51,352
Hershey Co. (The)
4.13%, 12/01/20	50	55,008
Kellogg Co.
4.15%, 11/15/19	70	75,711
Kraft Foods Group Inc.
2.25%, 06/05/17	100	102,375
5.00%, 06/04/42	50	53,947
Kroger Co. (The)
5.00%, 04/15/42 (Call 10/15/41)	50	53,901
Mondelez International Inc.
6.13%, 02/01/18	50	57,063
6.50%, 02/09/40	35	45,675
Safeway Inc.
3.95%, 08/15/20	50	50,500
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	50	53,090
Unilever Capital Corp.
5.90%, 11/15/32	50	67,034

		810,597
FOREST PRODUCTS & PAPER — 0.13%
Georgia-Pacific LLC
8.00%, 01/15/24[a]	50	68,010
International Paper Co.
7.30%, 11/15/39	35	47,846
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	50	48,204

		164,060
GAS — 0.12%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	15	18,792
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	75	79,858
6.00%, 10/15/39	20	25,303

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
9.80%, 02/15/19	$25	$32,910

		156,863
HEALTH CARE — PRODUCTS — 0.42%
Baxter International Inc.
1.85%, 01/15/17	80	81,420
3.20%, 06/15/23 (Call 03/15/23)	25	25,102
Becton, Dickinson and Co.
3.13%, 11/08/21	50	51,791
Boston Scientific Corp.
6.00%, 01/15/20	30	34,724
6.40%, 06/15/16	40	43,691
CareFusion Corp.
3.88%, 05/15/24 (Call 02/15/24)	35	35,554
Covidien International Finance SA
4.20%, 06/15/20	50	54,413
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	25	24,409
3.13%, 03/15/22 (Call 12/15/21)	50	51,048
4.50%, 03/15/42 (Call 09/15/41)	20	21,034
St. Jude Medical Inc.
2.50%, 01/15/16	50	51,247
Stryker Corp.
4.38%, 05/15/44 (Call 11/15/43)	50	50,544

		524,977
HEALTH CARE — SERVICES — 0.53%
Aetna Inc.
6.75%, 12/15/37	60	80,530
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)[a]	60	63,682
Humana Inc.
7.20%, 06/15/18	25	29,600
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (Call 08/01/23)	50	51,686
Quest Diagnostics Inc.
4.70%, 04/01/21	50	54,187
UnitedHealth Group Inc.
1.63%, 03/15/19	100	98,297
2.88%, 03/15/23	20	19,701
5.80%, 03/15/36	51	63,249
WellPoint Inc.
2.30%, 07/15/18	100	101,225
5.25%, 01/15/16	60	63,956
5.85%, 01/15/36	30	35,850

		661,963

Security	Principal (000s)	Value
HOME BUILDERS — 0.02%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	$25	$25,500

		25,500
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
3.70%, 03/01/23[a]	25	25,374

		25,374
HOUSEHOLD PRODUCTS & WARES — 0.10%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	50	50,190
Kimberly-Clark Corp.
6.13%, 08/01/17	63	71,652

		121,842
HOUSEWARES — 0.08%
Newell Rubbermaid Inc.
2.05%, 12/01/17	100	100,595

		100,595
INSURANCE — 1.31%
ACE INA Holdings Inc.
2.60%, 11/23/15	60	61,375
2.70%, 03/13/23	50	48,711
Aflac Inc.
8.50%, 05/15/19	100	127,549
Allstate Corp. (The)
5.55%, 05/09/35	32	38,534
American International Group Inc.
5.45%, 05/18/17	40	44,208
5.85%, 01/16/18	20	22,662
6.40%, 12/15/20	75	90,037
8.18%, 05/15/68 (Call 05/15/38)[e]	60	82,500
Aon PLC
4.25%, 12/12/42	50	48,407
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	100	100,444
Berkshire Hathaway Inc.
3.00%, 02/11/23	100	100,480
Chubb Corp. (The)
5.75%, 05/15/18	25	28,437
6.50%, 05/15/38	25	34,140
CNA Financial Corp.
5.88%, 08/15/20	25	28,967

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	$25	$28,410
Lincoln National Corp.
4.20%, 03/15/22	30	32,171
8.75%, 07/01/19	30	38,533
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	50	50,625
MetLife Inc.
4.13%, 08/13/42[a]	100	98,306
4.88%, 11/13/43	100	109,527
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	50	51,894
Principal Financial Group Inc.
4.63%, 09/15/42	30	31,186
Progressive Corp. (The)
3.75%, 08/23/21	50	53,498
Prudential Financial Inc.
4.50%, 11/16/21	75	82,011
5.63%, 06/15/43 (Call 06/15/23)[e]	85	90,737
5.70%, 12/14/36	26	30,855
Travelers Companies Inc. (The)
4.60%, 08/01/43	50	53,778
5.80%, 05/15/18	30	34,317

		1,642,299
INTERNET — 0.10%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	47,918
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	25	22,992
Google Inc.
3.63%, 05/19/21	50	53,761

		124,671
IRON & STEEL — 0.18%
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	25	23,812
Vale Overseas Ltd.
6.25%, 01/23/17	62	68,931
6.88%, 11/21/36	35	41,383
6.88%, 11/10/39	75	89,556

		223,682

Security	Principal (000s)	Value
LODGING — 0.02%
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	$20	$20,701

		20,701
MACHINERY — 0.27%
Caterpillar Inc.
3.80%, 08/15/42[a]	125	120,290
5.70%, 08/15/16	34	37,225
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	50	49,339
John Deere Capital Corp.
1.40%, 03/15/17	60	60,435
3.90%, 07/12/21[a]	45	48,669
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	20	19,657

		335,615
MANUFACTURING — 0.45%
3M Co.
5.70%, 03/15/37	25	31,888
Danaher Corp.
2.30%, 06/23/16	50	51,372
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	25	29,965
Eaton Corp.
2.75%, 11/02/22	100	97,805
General Electric Co.
2.70%, 10/09/22	50	49,334
4.13%, 10/09/42	20	20,491
5.25%, 12/06/17	100	111,967
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	26,207
3.90%, 09/01/42 (Call 03/01/42)	15	14,506
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	50	59,184
Pentair Finance SA
2.65%, 12/01/19	20	20,039
Textron Inc.
3.65%, 03/01/21	50	51,383

		564,141
MEDIA — 1.56%
21st Century Fox America Inc.
3.00%, 09/15/22	150	147,205
6.15%, 02/15/41	40	49,227

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	$50	$50,999
Comcast Corp.
2.85%, 01/15/23	10	9,974
3.13%, 07/15/22	25	25,490
4.25%, 01/15/33	100	103,640
4.65%, 07/15/42	50	53,427
6.45%, 03/15/37	42	54,958
6.95%, 08/15/37	40	55,376
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	25	25,691
3.80%, 03/15/22	100	104,500
5.00%, 03/01/21	50	55,818
Discovery Communications LLC
3.25%, 04/01/23[a]	75	74,248
NBCUniversal Media LLC
2.88%, 04/01/16	100	103,417
5.95%, 04/01/41	60	75,271
Thomson Reuters Corp.
1.30%, 02/23/17	50	50,061
4.30%, 11/23/23 (Call 08/23/23)	50	52,958
Time Warner Cable Inc.
5.50%, 09/01/41 (Call 03/01/41)	50	57,450
6.55%, 05/01/37[a]	56	71,185
6.75%, 06/15/39	35	45,691
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	50	50,018
4.05%, 12/15/23	50	52,141
4.75%, 03/29/21	50	55,517
7.70%, 05/01/32	102	142,894
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)	50	51,101
4.25%, 09/01/23 (Call 06/01/23)	125	131,294
Walt Disney Co. (The)
1.13%, 02/15/17	150	150,526
2.55%, 02/15/22[a]	50	49,746

		1,949,823
METAL FABRICATE & HARDWARE — 0.08%
Precision Castparts Corp.
0.70%, 12/20/15	100	100,115

		100,115

Security	Principal (000s)	Value
MINING — 0.70%
Barrick Gold Corp.
3.85%, 04/01/22	$60	$60,806
Barrick North America Finance LLC
4.40%, 05/30/21	35	37,103
5.75%, 05/01/43	25	26,962
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	50	50,764
2.88%, 02/24/22[a]	100	100,737
3.85%, 09/30/23	25	26,585
Freeport-McMoRan Inc.
3.10%, 03/15/20	50	50,637
3.55%, 03/01/22 (Call 12/01/21)	25	25,135
5.45%, 03/15/43 (Call 09/15/42)	50	54,096
Newmont Mining Corp.
6.25%, 10/01/39	50	54,003
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	50	50,612
5.20%, 11/02/40	45	50,343
9.00%, 05/01/19	28	36,472
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (Call 11/14/18)	100	101,611
Southern Copper Corp.
6.75%, 04/16/40	25	28,777
Teck Resources Ltd.
3.85%, 08/15/17	50	52,967
4.50%, 01/15/21 (Call 10/15/20)[a]	40	42,243
5.40%, 02/01/43 (Call 08/01/42)	25	25,256

		875,109
MULTI-NATIONAL — 0.05%
Inter-American Development Bank
4.38%, 01/24/44	50	57,699

		57,699
OFFICE & BUSINESS EQUIPMENT — 0.09%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	25	25,957
Xerox Corp.
5.63%, 12/15/19	75	85,862

		111,819
OIL & GAS — 3.06%
Anadarko Petroleum Corp.
5.95%, 09/15/16	22	24,164
6.45%, 09/15/36	50	64,211

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	$75	$79,852
BP Capital Markets PLC
1.38%, 11/06/17[a]	150	149,743
3.13%, 10/01/15	50	51,388
3.25%, 05/06/22	50	51,057
3.56%, 11/01/21	60	63,003
Canadian Natural Resources Ltd.
6.25%, 03/15/38	36	45,709
Cenovus Energy Inc.
6.75%, 11/15/39	50	66,131
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)	100	100,789
4.95%, 03/03/19	100	113,020
ConocoPhillips
5.75%, 02/01/19	75	86,936
6.50%, 02/01/39	50	67,843
6.95%, 04/15/29	34	46,834
Continental Resources Inc.
4.50%, 04/15/23 (Call 01/15/23)	25	26,960
5.00%, 09/15/22 (Call 03/15/17)	50	53,688
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	50	50,845
7.95%, 04/15/32	37	53,281
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	25	25,490
Ecopetrol SA
7.38%, 09/18/43	50	63,500
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[a]	50	55,780
Ensco PLC
4.70%, 03/15/21	60	65,326
EOG Resources Inc.
4.10%, 02/01/21	60	65,415
EQT Corp.
4.88%, 11/15/21	25	27,413
Hess Corp.
7.13%, 03/15/33	51	68,892
Husky Energy Inc.
7.25%, 12/15/19	15	18,492
Marathon Oil Corp.
6.00%, 10/01/17	48	54,437
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	25	31,498

Security	Principal (000s)	Value
Nabors Industries Inc.
4.63%, 09/15/21	$25	$27,319
Nexen Energy ULC
5.88%, 03/10/35	25	29,282
6.20%, 07/30/19	50	58,833
7.50%, 07/30/39	30	42,373
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	30	36,338
Noble Holding International Ltd.
5.25%, 03/15/42	25	26,125
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	50	48,904
Petrobras Global Finance BV
5.63%, 05/20/43	100	96,223
Petrobras International Finance Co.
3.50%, 02/06/17	50	51,374
5.38%, 01/27/21	50	52,707
5.75%, 01/20/20	124	133,547
Petroleos Mexicanos
4.88%, 01/18/24	50	54,250
5.50%, 06/27/44	25	26,875
5.75%, 03/01/18	50	55,625
6.63%, 06/15/35[a]	102	124,695
8.00%, 05/03/19	100	123,550
Phillips 66
4.30%, 04/01/22	50	54,113
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	25	26,181
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[a]	25	26,333
Shell International Finance BV
0.63%, 12/04/15[a]	100	100,005
3.40%, 08/12/23[a]	25	25,828
6.38%, 12/15/38	60	81,561
Statoil ASA
2.65%, 01/15/24	150	146,393
5.25%, 04/15/19	60	68,511
Suncor Energy Inc.
6.10%, 06/01/18	75	86,495
6.50%, 06/15/38[a]	30	38,973
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	50	51,683
Total Capital Canada Ltd.
2.75%, 07/15/23	50	49,050

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Total Capital International SA
1.50%, 02/17/17	$50	$50,570
Total Capital SA
4.13%, 01/28/21	100	109,471
Transocean Inc.
2.50%, 10/15/17	50	50,631
6.00%, 03/15/18	35	38,848
6.50%, 11/15/20	60	67,922
Valero Energy Corp.
6.13%, 02/01/20	50	58,658
6.63%, 06/15/37	25	31,567

		3,822,510
OIL & GAS SERVICES — 0.21%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	50	51,851
Cameron International Corp.
3.60%, 04/30/22 (Call 01/30/22)	50	51,660
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	52,733
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	50	48,564
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	25	28,713
9.63%, 03/01/19	25	32,451

		265,972
PHARMACEUTICALS — 1.48%
Abbott Laboratories
5.30%, 05/27/40	25	30,380
AbbVie Inc.
1.75%, 11/06/17	50	50,154
4.40%, 11/06/42	50	50,168
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	50	49,594
Allergan Inc.
3.38%, 09/15/20	10	9,943
AstraZeneca PLC
4.00%, 09/18/42	30	29,022
6.45%, 09/15/37	25	33,124
Bristol-Myers Squibb Co.
5.88%, 11/15/36	45	56,730
Cardinal Health Inc.
3.20%, 03/15/23	50	49,537

Security	Principal (000s)	Value
Eli Lilly and Co.
5.55%, 03/15/37	$41	$50,388
Express Scripts Holding Co.
2.65%, 02/15/17	100	103,350
4.75%, 11/15/21	20	22,218
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	38	43,471
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	125	124,183
Johnson & Johnson
3.38%, 12/05/23	50	52,558
4.85%, 05/15/41	30	34,983
5.55%, 08/15/17	50	56,546
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	50	51,385
5.70%, 03/01/17	61	66,900
Medco Health Solutions Inc.
2.75%, 09/15/15	50	51,022
Merck & Co. Inc.
1.30%, 05/18/18	100	98,923
2.80%, 05/18/23	100	99,116
5.85%, 06/30/39	25	31,917
Novartis Capital Corp.
2.40%, 09/21/22	30	29,256
3.40%, 05/06/24	50	51,476
Novartis Securities Investment Ltd.
5.13%, 02/10/19	60	68,013
Pfizer Inc.
3.00%, 06/15/23[a]	75	75,662
6.20%, 03/15/19	100	117,948
7.20%, 03/15/39	40	57,645
Sanofi
2.63%, 03/29/16	100	103,205
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	36	44,060
Wyeth LLC
5.95%, 04/01/37	50	62,608

		1,855,485
PIPELINES — 1.24%
Buckeye Partners LP
5.85%, 11/15/43 (Call 05/15/43)	25	28,306
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	25	27,501

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)	$50	$54,476
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	60	63,843
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	25	25,110
Energy Transfer Partners LP
5.95%, 10/01/43 (Call 04/01/43)	75	84,425
Enterprise Products Operating LLC
3.20%, 02/01/16	100	103,603
3.35%, 03/15/23 (Call 12/15/22)	60	60,454
5.10%, 02/15/45 (Call 08/15/44)	25	27,415
5.70%, 02/15/42	50	58,972
Kinder Morgan Energy Partners LP
2.65%, 02/01/19[a]	150	151,124
3.45%, 02/15/23 (Call 11/15/22)[a]	50	48,584
6.50%, 02/01/37	52	60,286
Magellan Midstream Partners LP
4.25%, 02/01/21	20	21,821
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	30	30,944
3.38%, 10/01/22 (Call 07/01/22)	100	100,136
Plains All American Pipeline LP/PAA Finance Corp.
3.95%, 09/15/15	80	82,643
6.65%, 01/15/37	50	64,151
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	60	57,764
Spectra Energy Partners LP
5.95%, 09/25/43 (Call 03/25/43)	25	30,114
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	25	26,425
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)	50	52,207
7.13%, 01/15/19	74	89,628
7.63%, 01/15/39	35	51,572
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	50	47,924
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	49,843
5.25%, 03/15/20	44	49,328

		1,548,599

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 1.00%
American Tower Corp.
5.05%, 09/01/20	$50	$55,101
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	50	49,486
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	50	51,187
4.13%, 05/15/21 (Call 02/15/21)	50	53,564
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	75	76,148
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	50	53,302
HCP Inc.
5.38%, 02/01/21 (Call 11/03/20)	50	56,963
6.70%, 01/30/18	154	177,935
Health Care REIT Inc.
2.25%, 03/15/18	100	100,954
4.13%, 04/01/19 (Call 01/01/19)	60	64,186
4.50%, 01/15/24 (Call 10/15/23)	25	26,348
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	25	26,688
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23 (Call 07/15/23)	25	25,103
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	50	52,729
ProLogis LP
6.88%, 03/15/20 (Call 12/16/19)	50	59,769
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	50	53,705
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	50	51,188
2.75%, 02/01/23 (Call 11/01/22)	125	122,458
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	60	63,471
Weyerhaeuser Co.
7.38%, 03/15/32	25	34,405

		1,254,690
RETAIL — 1.20%
Costco Wholesale Corp.
5.50%, 03/15/17	41	45,428

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
CVS Caremark Corp.
4.75%, 05/18/20 (Call 12/18/19)	$25	$27,423
5.75%, 05/15/41 (Call 11/15/40)	60	73,067
Darden Restaurants Inc.
3.35%, 11/01/22 (Call 08/01/22)	8	8,000
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	100	102,244
5.40%, 03/01/16	62	66,388
5.88%, 12/16/36	63	80,109
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	25	26,287
Lowe’s Companies Inc.
5.00%, 09/15/43 (Call 03/15/43)	50	56,716
6.88%, 02/15/28	25	32,224
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	50	62,953
McDonald’s Corp.
3.70%, 02/15/42	50	47,684
5.35%, 03/01/18	50	56,449
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	25	28,061
Target Corp.
2.30%, 06/26/19	100	100,913
4.00%, 07/01/42	150	145,126
Wal-Mart Stores Inc.
1.95%, 12/15/18	150	151,297
3.25%, 10/25/20	75	78,889
4.25%, 04/15/21	45	49,936
5.00%, 10/25/40	20	22,875
5.63%, 04/15/41	50	62,200
6.50%, 08/15/37	50	68,116
Walgreen Co.
3.10%, 09/15/22	25	24,710
4.40%, 09/15/42[a]	25	24,452
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)	50	56,118

		1,497,665
SEMICONDUCTORS — 0.16%
Intel Corp.
1.35%, 12/15/17	50	49,984
2.70%, 12/15/22	50	49,211
4.25%, 12/15/42	30	30,053

Security	Principal (000s)	Value
Texas Instruments Inc.
2.38%, 05/16/16	$75	$77,232

		206,480
SOFTWARE — 0.43%
Fidelity National Information Services Inc.
3.88%, 06/05/24 (Call 03/05/24)	25	25,417
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	50	50,633
Microsoft Corp.
1.63%, 09/25/15	50	50,678
3.75%, 05/01/43 (Call 11/01/42)[a]	50	47,641
4.50%, 10/01/40	30	31,917
Oracle Corp.
1.20%, 10/15/17	180	179,396
3.40%, 07/08/24 (Call 04/08/24)	25	25,503
4.30%, 07/08/34 (Call 01/08/34)	50	52,289
5.38%, 07/15/40	60	70,020

		533,494
TELECOMMUNICATIONS — 2.14%
America Movil SAB de CV
5.00%, 03/30/20	150	167,022
AT&T Inc.
1.70%, 06/01/17[a]	60	60,760
2.95%, 05/15/16	100	103,632
3.00%, 02/15/22[a]	175	175,869
5.35%, 09/01/40	125	139,566
6.55%, 02/15/39[a]	90	114,531
British Telecommunications PLC
9.63%, 12/15/30	31	50,044
Cisco Systems Inc.
4.95%, 02/15/19	150	169,253
5.50%, 01/15/40	30	35,793
Corning Inc.
4.75%, 03/15/42	25	27,323
Deutsche Telekom International Finance BV
8.75%, 06/15/30	61	91,429
Juniper Networks Inc.
4.60%, 03/15/21	40	43,243
Motorola Solutions Inc.
3.50%, 03/01/23	25	24,291

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
New Cingular Wireless Services Inc.
8.75%, 03/01/31	$35	$53,550
Orange
9.00%, 03/01/31	57	86,922
Qwest Corp.
6.75%, 12/01/21	35	40,600
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	50	53,196
Telefonica Emisiones SAU
3.99%, 02/16/16	60	62,663
5.88%, 07/15/19[a]	50	57,774
Telefonica Europe BV
8.25%, 09/15/30	37	51,634
Verizon Communications Inc.
2.00%, 11/01/16	50	51,013
2.50%, 09/15/16	125	128,772
3.50%, 11/01/21	50	51,844
3.65%, 09/14/18	50	53,324
5.01%, 08/21/54[c]	50	52,439
5.15%, 09/15/23	50	56,571
6.40%, 09/15/33	125	157,028
6.55%, 09/15/43	200	257,576
7.35%, 04/01/39	64	88,228
Vodafone Group PLC
1.50%, 02/19/18	100	99,131
4.38%, 02/19/43	70	67,959

		2,672,980
TRANSPORTATION — 0.73%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (Call 06/01/22)	60	60,186
3.85%, 09/01/23 (Call 06/01/23)	100	104,888
6.15%, 05/01/37	37	46,981
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	50	50,814
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	50	53,682
6.22%, 04/30/40	25	32,052
FedEx Corp.
3.88%, 08/01/42	20	18,660
4.00%, 01/15/24	25	26,472
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	60	60,216

Security	Principal (000s)	Value
3.95%, 10/01/42 (Call 04/01/42)	$50	$47,958
4.84%, 10/01/41	37	40,230
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	100	101,535
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)	25	26,458
4.75%, 12/15/43 (Call 06/15/43)	50	55,290
United Parcel Service Inc.
2.45%, 10/01/22	25	24,468
3.63%, 10/01/42	50	47,023
5.13%, 04/01/19	100	113,621

		910,534
TRUCKING & LEASING — 0.02%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	25	27,268

		27,268

TOTAL CORPORATE BONDS & NOTES
(Cost: $41,745,508)		43,920,975

FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.45%

BRAZIL — 0.30%
Brazilian Government International Bond
4.88%, 01/22/21[a]	300	330,000
7.13%, 01/20/37[a]	30	39,600

		369,600
CANADA — 0.66%
Canada Government International Bond
0.88%, 02/14/17[a]	75	75,176
Export Development Canada
1.50%, 10/03/18	25	25,032
Province of British Columbia
2.00%, 10/23/22	100	96,431
Province of Manitoba Canada
1.30%, 04/03/17	60	60,413
Province of Ontario Canada
1.00%, 07/22/16	100	100,747
1.65%, 09/27/19	50	49,263
2.30%, 05/10/16	50	51,498
4.40%, 04/14/20[a]	75	83,865
4.95%, 11/28/16[a]	100	109,248

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Province of Quebec Canada
2.63%, 02/13/23	$50	$49,463
5.00%, 03/01/16	82	87,566
7.50%, 09/15/29	22	32,002

		820,704
COLOMBIA — 0.31%
Colombia Government International Bond
6.13%, 01/18/41	100	123,000
7.38%, 01/27/17	200	228,500
8.13%, 05/21/24	25	33,875

		385,375
ITALY — 0.07%
Italy Government International Bond
5.38%, 06/15/33	75	91,334

		91,334
JAPAN — 0.25%
Japan Finance Corp.
2.50%, 01/21/16	300	308,251

		308,251
MEXICO — 0.28%
Mexico Government International Bond
4.75%, 03/08/44	200	209,000
7.50%, 04/08/33	104	145,860

		354,860
PANAMA — 0.13%
Panama Government International Bond
5.20%, 01/30/20[a]	150	167,475

		167,475
PERU — 0.15%
Peruvian Government International Bond
6.55%, 03/14/37[a]	50	64,750
7.13%, 03/30/19[a]	100	121,750

		186,500
PHILIPPINES — 0.22%
Philippine Government International Bond
6.38%, 10/23/34	100	129,875
7.75%, 01/14/31	100	141,250

		271,125

Security	Principal (000s)	Value
POLAND — 0.13%
Poland Government International Bond
4.00%, 01/22/24	$100	$105,000
6.38%, 07/15/19	50	59,391

		164,391
SOUTH AFRICA — 0.08%
South Africa Government International Bond
4.67%, 01/17/24[a]	100	103,750

		103,750
SUPRANATIONAL — 2.44%
African Development Bank
1.13%, 03/15/17	100	100,668
Asian Development Bank
0.50%, 06/20/16	250	249,954
1.75%, 03/21/19	20	20,125
Corp. Andina de Fomento
4.38%, 06/15/22	50	53,680
European Bank for Reconstruction and Development
1.00%, 02/16/17	100	100,345
1.00%, 09/17/18	50	49,058
European Investment Bank
1.00%, 06/15/18	325	320,258
1.13%, 12/15/16	100	100,891
1.13%, 09/15/17	375	375,363
2.13%, 07/15/16	350	360,272
4.00%, 02/16/21	25	27,912
Inter-American Development Bank
0.88%, 03/15/18	200	197,230
3.88%, 02/14/20	110	121,443
5.13%, 09/13/16	83	90,521
International Bank for Reconstruction and Development
1.00%, 09/15/16	50	50,403
2.13%, 03/15/16	250	256,612
2.13%, 11/01/20	50	50,321
2.13%, 02/13/23[a]	100	99,704
International Finance Corp.
1.00%, 04/24/17[a]	75	75,220
1.13%, 11/23/16	150	151,434

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Nordic Investment Bank
0.50%, 04/14/16	$200	$200,192

		3,051,606
SWEDEN — 0.09%
Svensk Exportkredit AB
2.13%, 07/13/16	60	61,688
5.13%, 03/01/17	50	55,184

		116,872
TURKEY — 0.30%
Turkey Government International Bond
3.25%, 03/23/23[a]	200	187,560
4.88%, 04/16/43	200	193,166

		380,726
URUGUAY — 0.04%
Uruguay Government International Bond
7.63%, 03/21/36[a]	35	48,387

		48,387

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $6,690,476)		6,820,956

MUNICIPAL DEBT OBLIGATIONS — 1.51%

CALIFORNIA — 0.54%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
Series S1
7.04%, 04/01/50	40	58,933
City of San Francisco Public Utilities Commission RB Water Revenue
Series DE
6.00%, 11/01/40	50	64,641
County of Sonoma RB Miscellaneous Revenue
Series A
6.00%, 12/01/29(GTD)	30	34,480
Los Angeles Community College District GO BAB
6.75%, 08/01/49	30	44,217

Security	Principal (000s)	Value
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	$30	$43,619
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	50	68,322
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	50	60,718
State of California GO
6.20%, 10/01/19	20	23,853
State of California GO BAB
7.30%, 10/01/39	50	72,299
7.55%, 04/01/39	75	113,758
University of California Regents RB College & University Revenue
Series AD
4.86%, 05/15/12	25	26,090
University of California Regents RB Medical Center Pooled Revenue BAB
Series F
6.58%, 05/15/49	50	66,770

		677,700
COLORADO — 0.04%
Denver City & County School District No. 1 COP Lease Appropriation
Series B
4.24%, 12/15/37	50	49,632

		49,632
FLORIDA — 0.04%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
3.00%, 07/01/20	50	50,518

		50,518

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
GEORGIA — 0.02%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project M, Series 2010A
6.66%, 04/01/57	$20	$25,266

		25,266
ILLINOIS — 0.14%
State of Illinois GO
4.35%, 06/01/18	25	26,245
5.10%, 06/01/33	150	148,943

		175,188
MASSACHUSETTS — 0.07%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	75	83,942

		83,942
NEW JERSEY — 0.11%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/23 (AGM)	100	73,695
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	50	58,738

		132,433
NEW YORK — 0.25%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	40	61,363
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	40	51,540
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	25	30,890

Security	Principal (000s)	Value
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	$15	$15,765
5.86%, 12/01/24 (GOI)	75	93,483
State of New York GO BAB
5.97%, 03/01/36	50	62,859

		315,900
OHIO — 0.07%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
Series E
6.27%, 02/15/50	25	31,617
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	45	51,145

		82,762
OREGON — 0.05%
State of Oregon GO
5.89%, 06/01/27	50	62,665

		62,665
SOUTH CAROLINA — 0.02%
South Carolina State Public Service Authority RB Nuclear Revenue
Series C
5.78%, 12/01/41	20	24,534

		24,534
TEXAS — 0.16%
City of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	50	64,972
North Texas Tollway Authority RB Highway Revenue Tolls
6.72%, 01/01/49	75	107,723
State of Texas GO BAB
5.52%, 04/01/39	25	31,952

		204,647

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,690,466)		1,885,187

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 57.05%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.56%
Federal Home Loan Banks
0.63%, 12/28/16	$1,000	$997,939
5.00%, 11/17/17[a]	890	997,343
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18	100	98,445
1.25%, 08/01/19	130	126,859
1.75%, 05/30/19[a]	140	140,512
2.38%, 01/13/22[a]	320	322,433
2.51%, 11/08/23 (Call 11/08/14)	360	345,033
4.88%, 06/13/18[a]	354	399,740
5.63%, 11/23/35 (Call 11/23/15)	360	380,463
6.25%, 07/15/32	100	142,215
6.75%, 03/15/31	241	353,846
Federal National Mortgage Association
0.50%, 03/30/16	500	500,821
1.25%, 01/30/17[a]	260	262,856
1.63%, 11/27/18	100	100,224
5.38%, 06/12/17	310	347,244
6.63%, 11/15/30	100	144,779
Tennessee Valley Authority
3.50%, 12/15/42[a]	50	48,013

		5,708,765
U.S. GOVERNMENT OBLIGATIONS — 52.49%
U.S. Treasury Bonds
2.75%, 08/15/42[a]	670	628,741
2.75%, 11/15/42	1,280	1,199,450
2.88%, 05/15/43	200	191,920
3.00%, 05/15/42[a]	170	168,033
3.13%, 02/15/43	130	131,187
3.13%, 08/15/44	100	100,785
3.38%, 05/15/44	100	105,736
3.63%, 08/15/43	490	542,107
3.63%, 02/15/44[a]	100	110,655
3.75%, 08/15/41[a]	420	476,654
3.75%, 11/15/43	200	226,240
3.88%, 08/15/40[a]	330	381,916
4.25%, 11/15/40	160	196,413
4.38%, 02/15/38[a]	200	247,990
4.38%, 05/15/41[a]	110	137,899

Security	Principal (000s)	Value
4.50%, 08/15/39[a]	$438	$555,275
4.75%, 02/15/37[a]	200	260,912
4.75%, 02/15/41	210	278,048
5.25%, 02/15/29	150	196,646
5.38%, 02/15/31[a]	575	775,485
6.13%, 08/15/29[a]	230	328,182
6.25%, 05/15/30[a]	560	814,699
7.50%, 11/15/24[a]	500	736,285
8.13%, 08/15/19[a]	360	472,396
U.S. Treasury Notes
0.25%, 07/15/15[a]	400	400,532
0.25%, 09/15/15	2,000	2,002,580
0.25%, 10/15/15[a]	3,600	3,603,528
0.38%, 11/15/15	600	601,314
0.38%, 02/15/16	2,000	2,002,420
0.38%, 03/15/16[a]	1,600	1,601,328
0.50%, 08/31/16	750	750,090
0.63%, 11/30/17	1,560	1,536,382
0.75%, 01/15/17[a]	1,700	1,702,329
0.75%, 10/31/17[a]	420	416,035
0.75%, 12/31/17	650	641,875
0.88%, 11/30/16[a]	1,000	1,005,330
0.88%, 12/31/16	1,170	1,175,359
0.88%, 02/28/17	1,460	1,464,730
0.88%, 07/31/19	2,650	2,555,369
1.00%, 09/30/16	760	766,825
1.13%, 12/31/19	520	504,197
1.25%, 10/31/18[a]	2,350	2,331,787
1.25%, 11/30/18[a]	820	812,759
1.25%, 02/29/20	280	272,395
1.38%, 07/31/18	550	550,435
1.38%, 11/30/18[a]	700	697,795
1.50%, 08/31/18[a]	1,970	1,978,766
1.50%, 12/31/18[a]	400	400,184
1.50%, 03/31/19[a]	1,140	1,137,253
1.63%, 11/15/22[a]	250	239,335
1.75%, 10/31/20	1,000	990,330
1.75%, 05/15/22[a]	290	282,086
1.75%, 05/15/23	315	302,479
2.00%, 04/30/16	1,180	1,211,659
2.00%, 07/31/20[a]	200	201,744
2.00%, 11/30/20[a]	1,000	1,004,140
2.00%, 11/15/21	3,505	3,489,578
2.00%, 02/15/22	500	496,735

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2014

Security	Principal or Shares (000s)	Value
2.13%, 12/31/15	$2,100	$2,152,248
2.13%, 02/29/16[a]	2,230	2,290,522
2.38%, 06/30/18	1,020	1,059,627
2.38%, 08/15/24	400	401,048
2.50%, 08/15/23	300	305,679
2.50%, 05/15/24[a]	1,200	1,217,148
2.63%, 04/30/18[a]	180	188,836
2.75%, 02/15/19[a]	750	789,795
2.75%, 11/15/23	300	311,493
2.75%, 02/15/24[a]	600	622,362
3.13%, 05/15/21[a]	480	514,723
3.25%, 12/31/16[a]	1,500	1,589,370
3.25%, 03/31/17[a]	262	278,438
3.63%, 08/15/19	1,870	2,048,192
3.75%, 11/15/18	2,100	2,299,122
4.63%, 11/15/16	276	300,106
4.75%, 08/15/17	800	888,176

		65,650,222

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $70,335,600)		71,358,987

SHORT-TERM INVESTMENTS — 29.25%

MONEY MARKET FUNDS — 29.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,g,h]	30,424	30,423,572
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,g,h]	3,137	3,136,974
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,g]	3,021	3,021,012

		36,581,558

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,581,558)		36,581,558

TOTAL INVESTMENTS IN SECURITIES — 128.38%
(Cost: $157,043,608)		160,567,663
Other Assets, Less Liabilities — (28.38)%		(35,497,531)

NET ASSETS — 100.00%		$125,070,132

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Variable rate security. Rate shown is as of report date.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited)

iSHARES® AGENCY BOND ETF

August 31, 2014

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[a] — 7.79%

EGYPT — 4.43%
Egypt Government AID Bonds
4.45%, 09/15/15	$15,615	$16,261,669

		16,261,669

ISRAEL — 2.67%
Israel Government AID Bond
0.00%, 09/15/20	1,004	874,790
0.00%, 09/15/20	100	87,131
0.00%, 03/15/22	3,000	2,470,563
5.50%, 09/18/23	2,078	2,560,690
5.50%, 12/04/23	2,487	3,066,592
5.50%, 04/26/24	600	741,730

		9,801,496

JORDAN — 0.07%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	250	254,474

		254,474

TUNISIA — 0.07%
Tunisia Government AID Bonds
2.45%, 07/24/21	250	251,990

		251,990

UKRAINE — 0.55%
Ukraine Government AID Bonds
1.84%, 05/16/19	2,000	2,006,984

		2,006,984

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $28,278,075)		28,576,613

U.S. GOVERNMENT AGENCY OBLIGATIONS — 91.34%
Federal Farm Credit Banks
0.18%, 09/14/16[b,c]	75	75,042
0.50%, 08/23/16[b]	2,000	1,995,103
1.69%, 04/09/20 (Call 09/08/14)	50	48,989
2.00%, 04/04/22	1,489	1,451,264
4.88%, 01/27/20	250	290,363
5.13%, 07/09/29	267	320,094
5.15%, 11/15/19	1,889	2,200,122
5.41%, 04/17/36	250	323,253

Security	Principal (000s)	Value
Federal Home Loan Bank of Chicago
5.63%, 06/13/16	$600	$653,312
Federal Home Loan Banks
0.22%, 11/23/15	1,350	1,348,465
0.23%, 10/14/15	470	469,779
0.38%, 02/19/16[b]	1,000	999,380
0.50%, 11/20/15[b]	800	801,838
1.00%, 06/09/17	3,000	2,996,246
1.95%, 07/24/18 (Call 07/24/15)	200	202,126
2.75%, 06/08/18	100	104,641
2.88%, 09/11/20	3,685	3,836,723
3.13%, 03/11/16	4,860	5,052,375
3.13%, 12/08/17[b]	385	407,965
3.25%, 03/08/24	250	261,989
3.38%, 12/08/23[b]	100	105,117
4.00%, 09/01/28	810	871,641
4.50%, 09/13/19	1,500	1,698,464
5.25%, 12/11/20[b]	1,500	1,777,673
5.38%, 08/15/18	1,385	1,587,512
5.38%, 05/15/19	65	76,016
5.50%, 07/15/36	230	305,271
5.75%, 06/12/26	1,000	1,260,477
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19[b]	3,723	3,286,587
0.63%, 11/01/16	11,000	10,963,209
0.88%, 10/14/16[b]	3,383	3,398,910
1.00%, 03/08/17	300	301,043
1.00%, 06/29/17[b]	1,000	1,000,903
1.14%, 10/15/18 (Call 10/15/14)[b]	800	788,334
1.20%, 06/12/18 (Call 09/12/14)[b]	10,000	9,855,581
1.25%, 05/12/17[b]	1,000	1,008,568
2.00%, 08/25/16[b]	4,000	4,110,436
2.50%, 05/27/16[b]	985	1,019,395
4.75%, 11/17/15	639	673,204
6.25%, 07/15/32	8,389	11,930,438
6.75%, 09/15/29[b]	271	395,105
6.75%, 03/15/31[b]	5,153	7,565,837
Federal National Mortgage Association
0.00%, 11/15/16	4,000	3,929,260
0.00%, 06/01/17[b]	71,447	69,549,082
0.00%, 10/09/19	6,500	5,768,289
0.00%, 05/15/30	61	35,193
0.38%, 07/05/16[b]	238	237,476

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AGENCY BOND ETF

August 31, 2014

Security	Principal (000s)	Value
0.63%, 08/26/16[b]	$250	$250,246
1.00%, 09/20/17[b]	1,485	1,477,495
1.00%, 09/27/17[b]	2,179	2,172,613
1.25%, 06/20/18 (Call 09/20/14)	18,952	18,698,987
1.55%, 10/04/19 (Call 10/04/14)	1,000	978,603
1.55%, 10/15/19 (Call 10/15/14)	3,000	2,915,700
1.63%, 10/26/15[b]	706	716,991
1.75%, 09/12/19	300	299,351
2.25%, 03/15/16[b]	23,135	23,764,973
2.38%, 04/11/16[b]	632	651,727
4.38%, 10/15/15	25,922	27,109,699
5.00%, 03/15/16[b]	1,500	1,605,473
5.00%, 05/11/17	3,500	3,876,995
5.38%, 06/12/17	1,000	1,120,141
5.63%, 07/15/37	91	124,231
6.00%, 04/18/36 (Call 04/18/16)	1,167	1,267,697
6.21%, 08/06/38	647	945,319
6.25%, 05/15/29	800	1,102,200
6.63%, 11/15/30[b]	177	256,258
7.13%, 01/15/30[b]	125	187,100
7.25%, 05/15/30	303	460,744
8.28%, 01/10/25	350	517,023
Financing Corp. (The)
0.00%, 11/11/16	3,167	3,105,066
0.00%, 12/06/16	3,927	3,844,780
0.00%, 10/06/17	1,986	1,906,479
0.00%, 02/08/18	630	599,283
0.00%, 04/06/18	280	265,170
0.00%, 05/11/18	350	330,541
0.00%, 08/03/18	600	563,423
0.00%, 11/02/18	435	405,144
0.00%, 09/26/19	962	870,117
8.60%, 09/26/19	6,500	8,588,856
9.40%, 02/08/18	165	209,613
9.65%, 11/02/18	2,035	2,697,526
9.80%, 11/30/17	400	508,436
9.80%, 04/06/18	6,585	8,522,252
10.35%, 08/03/18	7,290	9,733,566
10.70%, 10/06/17	780	1,004,800
Financing Corp. Fico
0.00%, 11/30/17	235	224,685

Security	Principal or Shares (000s)	Value
NCUA Guaranteed Notes Trust (U.S. Government Guaranteed)
Series A2
1.40%, 06/12/15	$820	$827,282
Series A4
3.00%, 06/12/19	1,000	1,058,032
Series A5
3.45%, 06/12/21	1,999	2,156,817
Private Export Funding Corp. (U.S. Government Guaranteed)
4.38%, 03/15/19	2,302	2,569,470
4.95%, 11/15/15	10,996	11,610,237
Series DD
2.13%, 07/15/16	2,500	2,566,250
Series JJ
1.88%, 07/15/18	1,000	1,012,810
Series KK
3.55%, 01/15/24	840	890,341
Sallie Mae Inc. (U.S. Government Guaranteed)
0.00%, 10/03/22	3,770	3,005,106
Tennessee Valley Authority
3.50%, 12/15/42[b]	1,000	960,265
4.50%, 04/01/18	216	239,778
4.63%, 09/15/60	511	569,690
5.25%, 09/15/39	1,750	2,169,408
5.50%, 07/18/17[b]	1,000	1,124,464
5.88%, 04/01/36	1,750	2,316,255
6.75%, 11/01/25	487	663,647

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $330,831,881)		334,957,245

SHORT-TERM INVESTMENTS — 26.10%

MONEY MARKET FUNDS — 26.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	86,549	86,548,531
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	8,924	8,924,017

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® AGENCY BOND ETF

August 31, 2014

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	250	$249,843

		95,722,391

TOTAL SHORT-TERM INVESTMENTS
(Cost: $95,722,391)		95,722,391

TOTAL INVESTMENTS IN SECURITIES — 125.23%
(Cost: $454,832,347)		459,256,249
Other Assets, Less Liabilities — (25.23)%		(92,538,384)

NET ASSETS — 100.00%		$366,717,865

[a]	Investments are denominated in U.S. dollars.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MBS ETF

August 31, 2014

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.54%

MORTGAGE-BACKED SECURITIES — 99.54%
Federal Home Loan Mortgage Corp.
1.76%, 06/01/43[a]	$2,105	$2,135,745
2.31%, 12/01/38[a]	4,153	4,450,801
2.38%, 12/01/33[a]	226	240,943
2.47%, 05/01/43[a]	1,404	1,413,126
2.50%, 02/01/28	25,579	25,992,884
2.50%, 09/01/29[b]	86,087	87,189,522
2.50%, 09/01/44[b]	8,500	8,121,484
2.51%, 08/01/43[a]	516	519,245
2.60%, 01/01/42[a]	6,677	7,036,241
2.91%, 09/01/41[a]	4,683	4,906,704
2.95%, 05/01/42[a]	2,705	2,793,769
3.00%, 04/01/27	2,610	2,706,954
3.00%, 05/01/27	23,716	24,583,495
3.00%, 06/01/27	6,741	6,987,823
3.00%, 07/01/27	691	716,516
3.00%, 08/01/27	2,038	2,114,519
3.00%, 09/01/27	11,152	11,559,561
3.00%, 11/01/27	3,045	3,157,696
3.00%, 12/01/27	2,146	2,224,970
3.00%, 01/01/28	1,145	1,186,169
3.00%, 05/01/29	28,356	29,381,543
3.00%, 09/01/29[b]	12,500	12,937,500
3.00%, 05/01/33	11,489	11,817,952
3.00%, 01/01/43	18,851	18,780,140
3.00%, 02/01/43	59,291	59,163,338
3.00%, 03/01/43	18,107	18,094,221
3.00%, 04/01/43	74,327	74,047,417
3.00%, 09/01/44[b]	29,676	29,532,713
3.03%, 11/01/40[a]	2,981	3,166,369
3.14%, 11/01/40[a]	2,074	2,210,194
3.25%, 08/01/41[a]	907	960,244
3.31%, 11/01/40[a]	3,841	4,043,124
3.32%, 07/01/41[a]	469	493,811
3.43%, 11/01/41[a]	8,681	9,169,876
3.50%, 11/01/25	10,066	10,645,098
3.50%, 03/01/26	5,732	6,051,448
3.50%, 06/01/26	2,680	2,829,524
3.50%, 08/01/26	2,897	3,058,064

Security	Principal (000s)	Value
3.50%, 09/01/29[b]	$20,000	$21,087,500
3.50%, 03/01/32	13,747	14,399,937
3.50%, 08/01/32	14,563	15,253,987
3.50%, 10/01/42	77,613	79,837,989
3.50%, 11/01/42	4,419	4,545,166
3.50%, 05/01/43	29,178	30,042,305
3.50%, 06/01/43	5,801	5,978,351
3.50%, 09/01/44[b]	131,500	135,095,703
4.00%, 05/01/25	6,600	7,044,982
4.00%, 10/01/25	5,025	5,365,179
4.00%, 02/01/26	5,066	5,379,797
4.00%, 09/01/29[b]	6,443	6,808,439
4.00%, 01/01/41	20,487	21,693,900
4.00%, 02/01/41	11,582	12,264,148
4.00%, 03/01/41	8,401	8,895,705
4.00%, 09/01/41	15,118	16,053,023
4.00%, 11/01/41	5,213	5,520,379
4.00%, 12/01/41	2,994	3,170,323
4.00%, 01/01/42	8,485	8,984,988
4.00%, 02/01/42	24,833	26,343,292
4.00%, 03/01/42	9,805	10,382,565
4.00%, 06/01/42	11,736	12,427,015
4.00%, 07/01/44	11,703	12,435,807
4.00%, 09/01/44[b]	119,373	126,236,947
4.50%, 04/01/22	3,133	3,352,702
4.50%, 05/01/23	4,727	4,987,168
4.50%, 07/01/24	2,740	2,938,390
4.50%, 08/01/24	871	933,989
4.50%, 09/01/24	1,511	1,620,707
4.50%, 10/01/24	2,185	2,343,579
4.50%, 09/01/29[b]	2,831	2,987,147
4.50%, 08/01/30	6,032	6,567,315
4.50%, 03/01/39	14,098	15,395,928
4.50%, 05/01/39	16,403	17,906,620
4.50%, 06/01/39	8,604	9,294,449
4.50%, 09/01/39	1,062	1,147,216
4.50%, 10/01/39	25,025	27,031,676
4.50%, 12/01/39	1,708	1,845,443
4.50%, 09/01/40	16,243	17,544,592
4.50%, 11/01/40	15,106	16,323,231
4.50%, 02/01/41	13,866	14,980,806
4.50%, 05/01/41	14,765	16,172,912
4.50%, 09/01/44[b]	45,700	49,341,719
5.00%, 11/01/18	1,572	1,659,588

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2014

Security	Principal (000s)	Value
5.00%, 08/01/19	$2,283	$2,411,042
5.00%, 12/01/24	5,000	5,420,653
5.00%, 08/01/25	3,567	3,924,198
5.00%, 09/01/29[b]	161	170,031
5.00%, 06/01/33	1,422	1,570,295
5.00%, 12/01/33	4,740	5,227,451
5.00%, 07/01/35	17,440	19,272,441
5.00%, 01/01/36	2,691	2,966,839
5.00%, 01/01/37	3,378	3,731,488
5.00%, 02/01/37	2,886	3,188,091
5.00%, 02/01/38	4,104	4,534,263
5.00%, 03/01/38	13,673	15,051,869
5.00%, 12/01/38	2,810	3,091,517
5.00%, 08/01/39	18,326	20,357,715
5.00%, 01/01/40	1,357	1,493,090
5.00%, 04/01/40	1,590	1,751,339
5.00%, 07/01/40	902	993,801
5.00%, 08/01/40	12,601	14,200,224
5.00%, 09/01/40	7,253	8,011,020
5.00%, 08/01/41	9,740	10,807,299
5.00%, 09/01/44[b]	31	34,667
5.50%, 07/01/31	—	372
5.50%, 04/01/32	91	100,999
5.50%, 09/01/32	258	287,001
5.50%, 10/01/32	54	59,978
5.50%, 12/01/32	25	27,579
5.50%, 04/01/33	2	1,700
5.50%, 05/01/33	41	45,592
5.50%, 06/01/33	53	59,620
5.50%, 07/01/33	117	131,697
5.50%, 09/01/33	6	7,115
5.50%, 10/01/33	599	671,504
5.50%, 01/01/34	3	3,168
5.50%, 02/01/34	5,214	5,847,377
5.50%, 03/01/34	1,070	1,200,740
5.50%, 08/01/34	144	159,982
5.50%, 10/01/34	659	738,774
5.50%, 11/01/34	13	13,886
5.50%, 12/01/34	724	814,092
5.50%, 01/01/35	8,921	10,021,603
5.50%, 02/01/35	2,313	2,595,197
5.50%, 04/01/35	301	333,247
5.50%, 05/01/35	4,311	4,835,321
5.50%, 06/01/35	11,615	13,023,965

Security	Principal (000s)	Value
5.50%, 07/01/35	$47	$52,249
5.50%, 08/01/35	166	184,193
5.50%, 10/01/35	419	468,016
5.50%, 12/01/35	2,363	2,650,347
5.50%, 02/01/36	3	3,263
5.50%, 03/01/36	136	151,273
5.50%, 05/01/36	2,979	3,316,359
5.50%, 07/01/36	5,636	6,271,607
5.50%, 08/01/36	690	770,391
5.50%, 04/01/38	6,218	6,920,833
5.50%, 05/01/38	2,193	2,430,120
5.50%, 12/01/38	27	30,598
5.50%, 01/01/39	9,439	10,611,475
5.50%, 09/01/39	5,046	5,614,107
5.50%, 11/01/39	9,600	10,740,026
5.50%, 09/01/44[b]	163	180,828
6.00%, 09/01/36	2,343	2,649,635
6.00%, 10/01/36	2,269	2,584,663
6.00%, 02/01/37	2,202	2,482,344
6.00%, 11/01/37	3,642	4,091,013
6.00%, 09/01/38	7,894	8,931,523
6.00%, 09/01/44[b]	9,372	10,545,381
Federal National Mortgage Association
1.91%, 04/01/43[a]	3,581	3,657,995
2.08%, 06/01/43[a]	9,465	9,517,250
2.41%, 12/01/38[a]	1,708	1,835,875
2.44%, 02/01/42[a]	9,344	9,797,823
2.49%, 08/01/42[a]	13,925	14,307,547
2.50%, 05/01/27	17,542	17,818,583
2.50%, 10/01/27	17,313	17,586,558
2.50%, 11/01/27	38,544	39,153,236
2.50%, 02/01/28	17,946	18,252,333
2.50%, 09/01/29[b]	120,276	121,892,365
2.50%, 09/01/44[b]	18,113	17,371,499
2.80%, 08/01/41[a]	1,421	1,489,526
2.95%, 10/01/41[a]	7,268	7,689,830
3.00%, 01/01/27	15,588	16,198,516
3.00%, 08/01/27	15,620	16,232,349
3.00%, 11/01/27	46,623	48,450,545
3.00%, 09/01/29[b]	116,700	121,003,312
3.00%, 05/01/33	3,008	3,096,558
3.00%, 03/01/42	771	770,236
3.00%, 11/01/42	35,587	35,544,384

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2014

Security	Principal (000s)	Value
3.00%, 01/01/43	$113,646	$113,494,764
3.00%, 02/01/43	67	67,190
3.00%, 03/01/43	528	526,808
3.00%, 04/01/43	16,137	16,118,932
3.00%, 05/01/43	26,196	26,152,785
3.00%, 06/01/43	30,762	30,687,577
3.00%, 07/01/43	26,596	26,521,268
3.00%, 08/01/43	23,177	23,106,736
3.00%, 09/01/43	28,272	28,183,823
3.00%, 10/01/43	2,229	2,221,760
3.00%, 11/01/43	161	160,484
3.00%, 12/01/43	8,047	8,025,596
3.00%, 01/01/44	497	495,491
3.00%, 09/01/44[b]	178,305	177,468,823
3.30%, 09/01/41[a]	610	638,902
3.50%, 04/01/27	7,542	7,985,310
3.50%, 09/01/29[b]	84,050	88,790,945
3.50%, 01/01/32	6,648	6,980,724
3.50%, 02/01/32	9,601	10,082,842
3.50%, 04/01/32	19,203	20,167,013
3.50%, 06/01/32	3,204	3,362,313
3.50%, 08/01/32	5,902	6,194,042
3.50%, 01/01/42	3,613	3,724,310
3.50%, 05/01/42	4,202	4,339,338
3.50%, 06/01/42	30,775	31,723,794
3.50%, 12/01/42	21,328	21,991,855
3.50%, 01/01/43	65,202	67,267,775
3.50%, 02/01/43	30,204	31,135,203
3.50%, 05/01/43	55,832	57,553,183
3.50%, 06/01/43	33,820	34,863,050
3.50%, 09/01/44[b]	224,584	231,216,246
4.00%, 03/01/24	4,374	4,676,465
4.00%, 10/01/25	10,416	11,141,897
4.00%, 11/01/25	5,049	5,399,270
4.00%, 03/01/26	3,084	3,298,450
4.00%, 06/01/26	18,024	19,284,139
4.00%, 09/01/26	6,835	7,310,237
4.00%, 09/01/29[b]	22,000	23,268,437
4.00%, 12/01/30	4,426	4,757,329
4.00%, 01/01/31	2,775	2,983,112
4.00%, 02/01/31	2,373	2,550,480
4.00%, 10/01/31	6,697	7,198,429
4.00%, 02/01/32	16,250	17,467,845
4.00%, 02/01/41	47,791	50,792,210

Security	Principal (000s)	Value
4.00%, 10/01/41	$10,709	$11,367,428
4.00%, 11/01/41	15,411	16,378,104
4.00%, 01/01/42	24,372	26,011,606
4.00%, 03/01/42	30,952	32,898,603
4.00%, 10/01/42	13,087	13,887,659
4.00%, 09/01/44[b]	436,583	462,641,548
4.50%, 09/01/18	2,338	2,471,788
4.50%, 04/01/19	1,415	1,498,545
4.50%, 11/01/22	2,941	3,132,381
4.50%, 06/01/23	996	1,059,407
4.50%, 03/01/24	832	880,865
4.50%, 10/01/24	4,088	4,367,254
4.50%, 02/01/25	4,714	5,033,626
4.50%, 04/01/25	5,386	5,754,114
4.50%, 06/01/25	4,963	5,304,206
4.50%, 09/01/29[b]	7,000	7,394,844
4.50%, 08/01/31	9,936	10,824,491
4.50%, 05/01/39	5,500	6,003,640
4.50%, 09/01/40	11,001	11,891,744
4.50%, 12/01/40	7,988	8,634,956
4.50%, 01/01/41	18,078	19,569,482
4.50%, 04/01/41	28,257	30,736,401
4.50%, 05/01/41	36,181	39,254,558
4.50%, 06/01/41	9,960	10,870,339
4.50%, 08/01/41	15,331	16,597,741
4.50%, 09/01/41	36,082	39,294,650
4.50%, 09/01/44[b]	182,300	196,884,000
5.00%, 08/01/20	3,149	3,327,522
5.00%, 07/01/23	5,377	5,839,315
5.00%, 12/01/23	2,699	2,934,183
5.00%, 05/01/25	1,246	1,331,579
5.00%, 09/01/29[b]	1,783	1,883,572
5.00%, 11/01/33	9,255	10,230,477
5.00%, 03/01/39	3,265	3,639,019
5.00%, 12/01/39	3,196	3,529,274
5.00%, 01/01/40	76	84,415
5.00%, 04/01/40	6,394	7,065,501
5.00%, 05/01/40	556	613,996
5.00%, 06/01/40	663	732,569
5.00%, 07/01/40	5,173	5,711,020
5.00%, 08/01/40	25,337	28,276,726
5.00%, 09/01/40	208	229,750
5.00%, 10/01/40	585	650,046
5.00%, 02/01/41	47	52,885

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2014

Security	Principal (000s)	Value
5.00%, 03/01/41	$8,487	$9,376,618
5.00%, 04/01/41	16,809	18,699,512
5.00%, 05/01/41	49,983	55,426,900
5.00%, 06/01/41	3,876	4,303,930
5.00%, 08/01/41	5,765	6,430,622
5.00%, 09/01/44[b]	127,272	140,396,919
5.50%, 12/01/19	3,650	3,870,823
5.50%, 05/01/33	3,641	4,092,104
5.50%, 11/01/33	7,255	8,148,845
5.50%, 09/01/34	5,258	5,912,741
5.50%, 04/01/36	9,997	11,139,226
5.50%, 05/01/36	2,063	2,303,274
5.50%, 08/01/37	12,804	14,330,252
5.50%, 03/01/38	5,948	6,654,412
5.50%, 07/01/38	4,116	4,603,382
5.50%, 11/01/38	18,443	20,698,710
5.50%, 07/01/40	9,624	10,782,064
5.50%, 09/01/40	26,008	29,151,970
5.50%, 09/01/44[b]	357	397,051
6.00%, 03/01/34	5,295	6,012,506
6.00%, 05/01/34	887	1,015,162
6.00%, 08/01/34	1,768	2,006,408
6.00%, 11/01/34	585	664,370
6.00%, 06/01/36	3,458	3,914,802
6.00%, 08/01/36	3,730	4,219,524
6.00%, 03/01/38	2,267	2,556,187
6.00%, 05/01/38	5,344	6,033,389
6.00%, 08/01/38	485	546,972
6.00%, 06/01/39	15,562	17,660,910
6.00%, 10/01/39	1,319	1,491,410
6.00%, 09/01/44[b]	2,896	3,266,599
6.50%, 08/01/36	149	167,944
6.50%, 09/01/36	1,098	1,238,037
6.50%, 10/01/36	166	186,858
6.50%, 12/01/36	184	207,096
6.50%, 07/01/37	286	323,893
6.50%, 08/01/37	8,754	9,870,251
6.50%, 10/01/37	525	591,919
6.50%, 11/01/37	81	91,082
6.50%, 12/01/37	398	448,514
6.50%, 06/01/38	125	140,647
6.50%, 10/01/39	8,637	9,738,457
6.50%, 05/01/40	5,892	6,643,303
7.00%, 04/01/37	2,876	3,218,377

Security	Principal (000s)	Value
Government National Mortgage Association
3.00%, 07/15/27	$16,303	$17,046,310
3.00%, 09/15/42	985	1,002,682
3.00%, 10/15/42	2,491	2,535,257
3.00%, 12/15/42	15,222	15,466,176
3.00%, 12/20/42	49,055	49,855,697
3.00%, 01/15/43	5,901	6,005,760
3.00%, 06/20/43	117,413	119,318,280
3.00%, 09/01/44[b]	41,107	41,668,986
3.50%, 12/15/41	12,195	12,709,655
3.50%, 08/15/42	2,606	2,718,313
3.50%, 08/20/42	93,628	97,532,619
3.50%, 09/15/42	4,047	4,222,214
3.50%, 10/15/42	1,474	1,537,766
3.50%, 10/20/42	5,843	6,086,740
3.50%, 11/20/42	21,684	22,588,494
3.50%, 01/15/43	18,039	18,813,172
3.50%, 01/20/43	13,294	13,848,705
3.50%, 03/15/43	2,201	2,298,698
3.50%, 03/20/43	18,002	18,750,479
3.50%, 04/20/43	49,422	51,476,597
3.50%, 05/15/43	1,557	1,626,571
3.50%, 09/01/44[b]	111,668	116,100,745
4.00%, 09/20/40	12,350	13,194,457
4.00%, 01/20/41	5,722	6,111,876
4.00%, 02/15/41	16,131	17,244,552
4.00%, 03/15/41	2,335	2,508,596
4.00%, 04/15/41	10,625	11,413,500
4.00%, 05/15/41	1,856	1,992,632
4.00%, 07/15/41	7,412	7,918,043
4.00%, 09/20/41	8,522	9,094,312
4.00%, 12/15/41	3,938	4,230,187
4.00%, 12/20/41	35,124	37,482,983
4.00%, 01/15/42	2,053	2,204,786
4.00%, 01/20/42	16,027	17,103,764
4.00%, 02/15/42	9,559	10,257,988
4.00%, 03/15/42	15,263	16,384,656
4.00%, 04/15/42	12,361	13,204,802
4.00%, 05/15/42	2,708	2,907,247
4.00%, 08/15/42	3,655	3,927,262
4.00%, 10/15/42	985	1,058,365
4.00%, 09/01/44[b]	88,905	94,673,333
4.50%, 04/15/39	1,511	1,643,696

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2014

Security	Principal (000s)	Value
4.50%, 08/15/39	$10,583	$11,514,320
4.50%, 11/20/39	3,623	3,952,186
4.50%, 01/20/40	3,890	4,243,807
4.50%, 06/15/40	15,036	16,404,798
4.50%, 07/15/40	14,474	15,747,464
4.50%, 08/15/40	31,388	34,234,847
4.50%, 08/20/40	6,662	7,269,830
4.50%, 10/20/40	15,335	16,732,807
4.50%, 04/20/41	15,930	17,375,360
4.50%, 06/20/41	21,202	23,123,990
4.50%, 09/20/41	9,904	10,800,225
4.50%, 11/20/41	9,611	10,480,437
4.50%, 09/01/44[b]	48,000	52,177,969
5.00%, 05/20/33	973	1,080,927
5.00%, 07/20/35	4,387	4,863,165
5.00%, 12/15/36	16,623	18,342,928
5.00%, 01/15/39	7,447	8,179,700
5.00%, 07/15/39	19,430	21,415,673
5.00%, 10/20/39	6,954	7,714,759
5.00%, 05/15/40	4,134	4,567,996
5.00%, 07/20/40	23,972	26,603,616
5.00%, 08/20/40	6,798	7,548,050
5.00%, 11/20/41	15,886	17,614,215
5.00%, 07/20/42	3,455	3,807,272
5.50%, 11/20/34	4,941	5,602,688
5.50%, 03/15/36	3,598	4,033,904
5.50%, 03/20/36	1,129	1,276,425
5.50%, 07/20/36	1,610	1,807,752
5.50%, 06/20/38	6,690	7,508,013
5.50%, 10/15/38	4,851	5,383,287
5.50%, 03/20/39	3,925	4,396,179
5.50%, 12/15/39	1,192	1,324,518
5.50%, 01/15/40	8,746	9,714,299
5.50%, 07/20/40	9,271	10,378,782
6.00%, 03/15/37	8,127	9,357,503
6.00%, 09/20/38	11,113	12,507,729
6.00%, 12/15/38	3,533	3,975,800
6.00%, 11/15/39	1,602	1,802,916
6.00%, 09/01/44[b]	7,000	7,877,188
6.50%, 10/20/38	4,175	4,725,145

		6,160,942,158

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $6,124,277,910)		6,160,942,158

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 38.31%

MONEY MARKET FUNDS — 38.31%
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d]	2,371,336	$2,371,336,268
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	100	100,000

		2,371,436,268

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,371,436,268)		2,371,436,268

TOTAL INVESTMENTS IN SECURITIES — 137.85%
(Cost: $8,495,714,178)		8,532,378,426
Other Assets, Less Liabilities — (37.85)%		(2,342,819,160)

NET ASSETS — 100.00%		$6,189,559,266

[a]	Variable rate security. Rate shown is as of report date.
[b]	To-be-announced (TBA). See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	67

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2014

	iShares Intermediate Government/Credit Bond ETF	iShares Government/Credit Bond ETF	iShares Agency Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,390,480,050	$120,306,356	$359,109,956
Affiliated (Note 2)	500,675,151	36,737,252	95,722,391

Total cost of investments	$1,891,155,201	$157,043,608	$454,832,347

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,411,719,128	$123,832,172	$363,533,858
Affiliated (Note 2)	500,681,660	36,735,491	95,722,391

Total fair value of investments	1,912,400,788	160,567,663	459,256,249
Cash	579	—	—
Receivables:
Investment securities sold	194,498	816,472	—
Interest	8,401,359	849,632	2,995,112

Total Assets	1,920,997,224	162,233,767	462,251,361

LIABILITIES
Payables:
Investment securities purchased	18,197,758	3,582,263	—
Collateral for securities on loan (Note 1)	476,698,222	33,560,546	95,472,548
Capital shares redeemed	53,008	—	—
Investment advisory fees (Note 2)	240,722	20,826	60,948

Total Liabilities	495,189,710	37,163,635	95,533,496

NET ASSETS	$1,425,807,514	$125,070,132	$366,717,865

Net assets consist of:
Paid-in capital	$1,400,177,888	$120,609,084	$361,438,508
Undistributed net investment income	1,911,697	229,696	421,581
Undistributed net realized gain	2,472,342	707,297	433,874
Net unrealized appreciation	21,245,587	3,524,055	4,423,902

NET ASSETS	$1,425,807,514	$125,070,132	$366,717,865

Shares outstanding[b]	12,850,000	1,100,000	3,250,000

Net asset value per share	$110.96	$113.70	$112.84

[a]	Securities on loan with values of $465,115,786, $32,856,969 and $93,317,163, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2014

iShares MBS ETF

ASSETS
Investments, at cost:
Unaffiliated	$6,124,277,910
Affiliated (Note 2)	2,371,436,268

Total cost of investments	$8,495,714,178

Investments in securities, at fair value (Note 1):
Unaffiliated	$6,160,942,158
Affiliated (Note 2)	2,371,436,268

Total fair value of investments	8,532,378,426
Cash	19,501
Receivables:
Investment securities sold	5,907,357
Interest	14,741,707
Capital shares sold	32,508,813

Total Assets	8,585,555,804

LIABILITIES
Payables:
Investment securities purchased	2,390,264,320
Due to broker for TBA collateral (Note 1)	4,448,000
Investment advisory fees (Note 2)	1,284,218

Total Liabilities	2,395,996,538

NET ASSETS	$6,189,559,266

Net assets consist of:
Paid-in capital	$6,127,572,427
Undistributed net investment income	4,439,939
Undistributed net realized gain	20,882,652
Net unrealized appreciation	36,664,248

NET ASSETS	$6,189,559,266

Shares outstanding[a]	57,100,000

Net asset value per share	$108.40

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2014

	iShares Intermediate Government/Credit Bond ETF	iShares Government/Credit Bond ETF	iShares Agency Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$12,601,455	$1,466,520	$2,734,777
Interest — affiliated (Note 2)	16,811	1,996	11
Securities lending income — affiliated (Note 2)	309,110	26,307	50,428

Total investment income	12,927,376	1,494,823	2,785,216

EXPENSES
Investment advisory fees (Note 2)	1,344,045	131,526	366,631

Total expenses	1,344,045	131,526	366,631

Net investment income	11,583,331	1,363,297	2,418,585

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(221,728)	81,487	251,744
In-kind redemptions — unaffiliated	3,561,725	971,499	452,104

Net realized gain	3,339,997	1,052,986	703,848

Net change in unrealized appreciation/depreciation	2,937,703	1,088,111	2,394,400

Net realized and unrealized gain	6,277,700	2,141,097	3,098,248

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,861,031	$3,504,394	$5,516,833

See notes to financial statements.

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2014

iShares MBS ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$49,009,631
Interest — affiliated (Note 2)	1,064,527

Total investment income	50,074,158

EXPENSES
Investment advisory fees (Note 2)	7,166,108

Total expenses	7,166,108

Net investment income	42,908,050

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	35,389,097

Net realized gain	35,389,097

Net change in unrealized appreciation/depreciation	55,038,561

Net realized and unrealized gain	90,427,658

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$133,335,708

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Intermediate Government/Credit Bond ETF		iShares Government/Credit Bond ETF
	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$11,583,331	$21,084,377	$1,363,297	$3,342,082
Net realized gain	3,339,997	4,563,943	1,052,986	3,688,285
Net change in unrealized appreciation/depreciation	2,937,703	(22,261,059)	1,088,111	(8,334,072)

Net increase (decrease) in net assets resulting from operations	17,861,031	3,387,261	3,504,394	(1,303,705)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,504,954)	(20,821,180)	(1,412,898)	(3,419,469)

Total distributions to shareholders	(11,504,954)	(20,821,180)	(1,412,898)	(3,419,469)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	237,402,987	330,252,084	11,271,740	71,600,764
Cost of shares redeemed	(88,482,290)	(153,798,182)	(33,634,836)	(110,873,554)

Net increase (decrease) in net assets from capital share transactions	148,920,697	176,453,902	(22,363,096)	(39,272,790)

INCREASE (DECREASE) IN NET ASSETS	155,276,774	159,019,983	(20,271,600)	(43,995,964)

NET ASSETS
Beginning of period	1,270,530,740	1,111,510,757	145,341,732	189,337,696

End of period	$1,425,807,514	$1,270,530,740	$125,070,132	$145,341,732

Undistributed net investment income included in net assets at end of period	$1,911,697	$1,833,320	$229,696	$279,297

SHARES ISSUED AND REDEEMED
Shares sold	2,150,000	3,000,000	100,000	650,000
Shares redeemed	(800,000)	(1,400,000)	(300,000)	(1,000,000)

Net increase (decrease) in shares outstanding	1,350,000	1,600,000	(200,000)	(350,000)

See notes to financial statements.

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Agency Bond ETF		iShares MBS ETF
	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,418,585	$4,866,351	$42,908,050	$79,879,245
Net realized gain (loss)	703,848	(796,280)	35,389,097	(15,647,150)
Net change in unrealized appreciation/depreciation	2,394,400	(5,234,486)	55,038,561	(92,636,973)

Net increase (decrease) in net assets resulting from operations	5,516,833	(1,164,415)	133,335,708	(28,404,878)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,463,318)	(4,805,905)	(44,869,435)	(75,792,309)

Total distributions to shareholders	(2,463,318)	(4,805,905)	(44,869,435)	(75,792,309)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,890,033	88,774,407	1,138,102,635	1,635,370,259
Cost of shares redeemed	(33,701,533)	(127,570,698)	(607,288,649)	(2,270,900,131)

Net increase (decrease) in net assets from capital share transactions	(16,811,500)	(38,796,291)	530,813,986	(635,529,872)

INCREASE (DECREASE) IN NET ASSETS	(13,757,985)	(44,766,611)	619,280,259	(739,727,059)

NET ASSETS
Beginning of period	380,475,850	425,242,461	5,570,279,007	6,310,006,066

End of period	$366,717,865	$380,475,850	$6,189,559,266	$5,570,279,007

Undistributed net investment income included in net assets at end of period	$421,581	$466,314	$4,439,939	$6,401,324

SHARES ISSUED AND REDEEMED
Shares sold	150,000	800,000	10,600,000	15,300,000
Shares redeemed	(300,000)	(1,150,000)	(5,700,000)	(21,500,000)

Net increase (decrease) in shares outstanding	(150,000)	(350,000)	4,900,000	(6,200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	73

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$110.48	$112.27	$111.59	$107.81	$106.48	$102.60

Income from investment operations:
Net investment income[a]	0.96	1.95	2.30	2.86	3.09	3.41
Net realized and unrealized gain (loss)[b]	0.48	(1.81)	0.72	3.81	1.31	3.91

Total from investment operations	1.44	0.14	3.02	6.67	4.40	7.32

Less distributions from:
Net investment income	(0.96)	(1.93)	(2.34)	(2.89)	(3.07)	(3.44)

Total distributions	(0.96)	(1.93)	(2.34)	(2.89)	(3.07)	(3.44)

Net asset value, end of period	$110.96	$110.48	$112.27	$111.59	$107.81	$106.48

Total return	1.30%[c]	0.14%	2.73%	6.27%	4.21%	7.28%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,425,808	$1,270,531	$1,111,511	$725,326	$517,474	$436,584
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.72%	1.77%	2.05%	2.60%	2.86%	3.26%
Portfolio turnover rate[e]	16%	30%	15%	21%	23%	80%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$111.80	$114.75	$113.91	$107.56	$105.93	$101.10

Income from investment operations:
Net investment income[a]	1.17	2.53	2.83	3.40	3.42	3.65
Net realized and unrealized gain (loss)[b]	1.94	(2.89)	0.87	6.38	1.63	4.84

Total from investment operations	3.11	(0.36)	3.70	9.78	5.05	8.49

Less distributions from:
Net investment income	(1.21)	(2.59)	(2.86)	(3.43)	(3.42)	(3.66)

Total distributions	(1.21)	(2.59)	(2.86)	(3.43)	(3.42)	(3.66)

Net asset value, end of period	$113.70	$111.80	$114.75	$113.91	$107.56	$105.93

Total return	2.79%[c]	(0.29)%	3.27%	9.24%	4.86%	8.54%

Ratios/Supplemental data:
Net assets, end of period (000s)	$125,070	$145,342	$189,338	$136,688	$107,559	$158,892
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.07%	2.26%	2.47%	3.06%	3.17%	3.52%
Portfolio turnover rate[e]	9%	34%	14%	27%	23%	52%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Agency Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$111.90	$113.40	$112.80	$109.49	$108.77	$107.00

Income from investment operations:
Net investment income[a]	0.75	1.36	1.32	1.79	2.00	2.14
Net realized and unrealized gain (loss)[b]	0.95	(1.52)	0.64	3.35	0.78	1.72

Total from investment operations	1.70	(0.16)	1.96	5.14	2.78	3.86

Less distributions from:
Net investment income	(0.76)	(1.34)	(1.36)	(1.83)	(2.06)	(2.01)
Net realized gain	—	—	—	—	—	(0.08)

Total distributions	(0.76)	(1.34)	(1.36)	(1.83)	(2.06)	(2.09)

Net asset value, end of period	$112.84	$111.90	$113.40	$112.80	$109.49	$108.77

Total return	1.51%[c]	(0.12)%	1.75%	4.74%	2.61%	3.65%

Ratios/Supplemental data:
Net assets, end of period (000s)	$366,718	$380,476	$425,242	$360,969	$405,125	$271,927
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.32%	1.22%	1.16%	1.61%	1.82%	1.98%
Portfolio turnover rate[e]	24%	106%	75%	74%	45%	46%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MBS ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$106.71	$108.05	$108.12	$105.31	$107.36	$104.65

Income from investment operations:
Net investment income (loss)[a]	0.81	1.46	1.46	2.41	0.83	(0.11)
Net realized and unrealized gain (loss)[b]	1.73	(1.41)	0.48	3.95	3.39	6.63

Total from investment operations	2.54	0.05	1.94	6.36	4.22	6.52

Less distributions from:
Net investment income	(0.85)	(1.39)	(1.63)	(3.55)	(1.55)	(3.76)
Net realized gain	—	—	(0.38)	—	(4.72)	(0.05)

Total distributions	(0.85)	(1.39)	(2.01)	(3.55)	(6.27)	(3.81)

Net asset value, end of period	$108.40	$106.71	$108.05	$108.12	$105.31	$107.36

Total return	2.38%[c]	0.06%	1.80%	6.13%	3.96%	6.35%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,189,559	$5,570,279	$6,310,006	$4,595,255	$2,337,954	$1,792,838
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets[d]	1.49%	1.38%	1.35%	2.24%	0.77%	(0.11)%
Portfolio turnover rate[e,f]	367%	560%	581%	552%	1,128%	1,232%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Intermediate Government/Credit Bond	Diversified
Government/Credit Bond	Diversified
Agency Bond	Diversified
MBS	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Intermediate Government/Credit Bond
Assets:
Corporate Bonds & Notes	$—	$446,045,138	$—	$446,045,138
Foreign Government Obligations	—	78,384,274	—	78,384,274
Municipal Debt Obligations	—	2,401,587	—	2,401,587
U.S. Government & Agency Obligations	—	886,331,569	—	886,331,569
Money Market Funds	499,238,220	—	—	499,238,220

	$499,238,220	$1,413,162,568	$—	$1,912,400,788

Government/Credit Bond
Assets:
Corporate Bonds & Notes	$—	$43,920,975	$—	$43,920,975
Foreign Government Obligations	—	6,820,956	—	6,820,956
Municipal Debt Obligations	—	1,885,187	—	1,885,187
U.S. Government & Agency Obligations	—	71,358,987	—	71,358,987
Money Market Funds	36,581,558	—	—	36,581,558

	$36,581,558	$123,986,105	$—	$160,567,663

Agency Bond
Assets:
Foreign Government Obligations	$—	$28,576,613	$—	$28,576,613
U.S. Government Agency Obligations	—	334,957,245	—	334,957,245
Money Market Funds	95,722,391	—	—	95,722,391

	$95,722,391	$363,533,858	$—	$459,256,249

MBS
Assets:
U.S. Government Agency Obligations	$—	$6,160,942,158	$—	$6,160,942,158
Money Market Funds	2,371,436,268	—	—	2,371,436,268

	$2,371,436,268	$6,160,942,158	$—	$8,532,378,426

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

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iSHARES® TRUST

WHEN-ISSUED/TBA TRANSACTIONS

The iShares MBS ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Such collateral is disclosed in the statement of assets and liabilities both as an asset (Investments in securities – affiliated) and a liability (Due to broker for TBA collateral).

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of August 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of August 31, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Intermediate Government/Credit Bond	$465,115,786	$465,115,786	$—
Government/Credit Bond	32,856,969	32,856,969	—
Agency Bond	93,317,163	93,317,163	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Intermediate Government/Credit Bond	0.20%
Government/Credit Bond	0.20
Agency Bond	0.20

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $211 billion
0.2257	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended August 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Intermediate Government/Credit Bond	$132,476
Government/Credit Bond	11,275
Agency Bond	21,135

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended August 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended August 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Intermediate Government/Credit Bond
PNC Bank N.A.
1.30%, 10/03/16	250	—	—	250	$252,028	$1,508	$—
PNC Funding Corp.
3.30%, 03/08/22	700	—	—	700	718,354	10,341	—
4.38%, 08/11/20	—	300	—	300	331,070	2,599	—
5.25%, 11/15/15	135	—	—	135	141,988	2,307	—

					$1,443,440	$16,755	$—

Government/Credit Bond
PNC Funding Corp.
3.30%, 03/08/22	100	50	—	150	$153,933	$1,992	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2014 were as follows:

	U.S. Government Obligations
iShares ETF	Purchases	Sales	Purchases	Sales
Intermediate Government/Credit Bond	$217,638,702	$172,694,860	$80,589,029	$31,645,453
Government/Credit Bond	8,439,575	8,764,287	4,290,825	3,384,675
Agency Bond	61,538,620	85,238,828	36,092,922	1,890,927
MBS	21,436,748,438	20,891,582,115	—	—

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iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended August 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Intermediate Government/Credit Bond	$143,605,808	$87,337,770
Government/Credit Bond	10,877,121	32,892,718
Agency Bond	16,710,673	33,450,123

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

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Notes to Financial Statements (Unaudited) (Continued)

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Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
Intermediate Government/Credit Bond	$315,634	$163,724	$18,519	$497,877
Government/Credit Bond	156,538	—	63,109	219,647
Agency Bond	243,428	—	—	243,428
MBS	14,501,601	—	—	14,501,601

[a]	Must be utilized prior to losses subject to expiration.

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As of August 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate Government/Credit Bond	$1,891,524,979	$22,800,809	$(1,925,000)	$20,875,809
Government/Credit Bond	157,062,313	3,830,032	(324,682)	3,505,350
Agency Bond	454,858,893	4,902,891	(505,535)	4,397,356
MBS	8,497,558,629	68,930,910	(34,111,113)	34,819,797

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	87

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Intermediate Government/Credit Bond ETF and iShares Government/Credit Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential

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economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in

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connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Agency Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with

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differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were within range of the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group. The Board further noted that the Fund is invested in primarily U.S. Government agency issues and that the funds in Lipper’s comparison group invest primarily in U.S. Treasury bills, notes and bonds, which are generally less expensive than broader Government Bond and Agency funds.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In

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addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of a lower fee. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	93

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares MBS ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the

94	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were at the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	95

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

96	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	97

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Intermediate Government/Credit Bond	$0.955571	$—	$0.007504	$0.963075	99%	—%	1%	100%

98	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-25-0814

AUGUST 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
➢	iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Fund Performance Overview

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

Performance as of August 31, 2014

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 2.17%, net of fees, while the total return for the Index was 2.30%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.60%	9.21%	9.67%	9.60%	9.21%	9.67%
5 Years	10.77%	10.40%	10.93%	66.76%	64.02%	67.97%
Since Inception	6.73%	6.67%	7.12%	62.00%	61.35%	66.40%

The inception date of the Fund was 4/4/07. The first day of secondary market trading was 4/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,021.70	$2.55	$1,000.00	$1,022.70	$2.55	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments[1]
Communications	23.90%
Consumer Non-Cyclical	16.32
Energy	16.10
Consumer Cyclical	11.84
Financial	11.66
Industrial	6.02
Basic Materials	5.33
Technology	4.84
Utilities	3.71
Diversified	0.28

TOTAL	100.00%

BOND CREDIT QUALITY

As of 8/31/14

Moody’s Credit Rating [2]	Percentage of Total Investments[1]
Baa	0.91%
Ba	44.05
B	42.25
Caa	12.08
Ca	0.15
Not Rated	0.56

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

Performance as of August 31, 2014

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 4.81%, net of fees, while the total return for the Index was 4.85%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.51%	10.61%	10.56%	10.51%	10.61%	10.56%
5 Years	7.51%	7.22%	7.63%	43.60%	41.72%	44.44%
10 Years	5.72%	5.63%	6.01%	74.47%	72.97%	79.19%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,048.10	$0.77	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 8/31/14

Sector	Percentage of Total Investments[1]
Financials	34.46%
Communications	15.52
Consumer Non-Cyclical	15.31
Energy	12.15
Technology	5.87
Basic Materials	5.36
Consumer Cyclical	5.21
Industrial	4.80
Utilities	1.32

TOTAL	100.00%

BOND CREDIT QUALITY

As of 8/31/14

Moody’s Credit Rating [2]	Percentage of Total Investments[1]
Aaa	0.87%
Aa	13.42
A	40.76
Baa	44.39
Ba	0.15
Not Rated	0.41

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2014 and held through August 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.07%

ADVERTISING — 0.35%
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/15/14)[a]	$7,200	$6,588,000
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a,b]	10,500	10,972,500
10.00%, 08/15/18 (Call 08/15/15)[b,c]	3,010	2,874,550
11.00%, 08/15/18 (Call 09/29/14)[b]	2,167	1,798,610
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[a]	8,409	8,399,052
5.38%, 01/15/24 (Call 01/15/19)[a,b]	4,925	5,073,747
5.88%, 02/01/22 (Call 02/01/17)[a]	8,350	8,781,095

		44,487,554
AEROSPACE & DEFENSE — 0.74%
B/E Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)	17,750	19,303,125
6.88%, 10/01/20 (Call 10/01/15)[a]	11,050	12,016,875
Meccanica Holdings USA Inc.
6.25%, 07/15/19[b]	7,650	8,338,500
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)	10,250	10,326,875
6.00%, 07/15/22 (Call 07/15/17)[a,b]	14,480	14,769,600
6.50%, 07/15/24 (Call 07/15/19)[b]	19,150	19,676,625
7.50%, 07/15/21 (Call 07/15/16)[a]	8,100	8,910,000

		93,341,600
AIRLINES — 0.34%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[b]	6,075	6,541,032
7.75%, 04/15/21[a,b]	6,650	6,982,500

Security	Principal (000s)	Value

Continental Airlines Inc. 2012-3 Pass Through Trust
6.13%, 04/29/18	$6,600	$6,930,000
United Airlines Inc.
6.75%, 09/15/15 (Call 09/15/14)[b]	12,630	12,651,471
US Airways Group Inc.
6.13%, 06/01/18	9,353	9,765,952

		42,870,955
APPAREL — 0.25%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	13,780	14,779,050
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)[a]	8,400	9,135,000
7.63%, 05/15/20 (Call 05/15/15)[a]	7,800	8,316,750

		32,230,800
AUTO MANUFACTURERS — 1.46%
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)[a]	42,100	45,257,500
8.25%, 06/15/21 (Call 06/15/16)[a]	43,435	48,538,613
General Motors Co.
3.50%, 10/02/18	22,000	22,467,500
4.88%, 10/02/23[a]	21,900	23,378,250
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18[a,b]	11,650	11,941,250
5.63%, 02/01/23 (Call 02/01/18)[a,b]	6,800	7,158,746
8.13%, 05/15/21 (Call 05/15/16)[b]	7,375	8,223,125
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)[a]	17,100	17,741,250

		184,706,234

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

AUTO PARTS & EQUIPMENT — 0.90%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)	$6,450	$6,837,000
6.63%, 10/15/22 (Call 10/15/17)[a]	8,650	9,298,750
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[a]	7,200	7,490,387
6.50%, 02/15/19 (Call 02/15/15)[a]	6,300	6,571,924
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)	13,650	14,707,875
7.00%, 05/15/22 (Call 05/15/17)[a]	10,920	11,984,700
8.25%, 08/15/20 (Call 08/15/15)	14,095	15,328,312
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)	8,658	8,701,290
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[b]	5,900	5,870,500
4.75%, 05/15/21 (Call 05/15/16)[b]	14,150	14,433,000
7.75%, 02/15/17[a,b]	11,370	12,620,700

		113,844,438
BANKS — 2.99%
BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[a,d]	10,561	10,983,440
BPCE SA
12.50%, 08/29/49 (Call 09/30/19)[a,b,d]	7,400	10,064,000
CIT Group Inc.
3.88%, 02/19/19	13,500	13,668,750
4.25%, 08/15/17	26,200	27,149,750
4.75%, 02/15/15[a,b]	850	860,625
5.00%, 05/15/17	17,300	18,273,125

Security	Principal (000s)	Value

5.00%, 08/15/22[a]	$18,500	$19,517,500
5.00%, 08/01/23[a]	9,100	9,566,375
5.25%, 03/15/18[a]	23,576	25,167,380
5.38%, 05/15/20	10,750	11,623,437
5.50%, 02/15/19[b]	33,130	35,614,750
Commerzbank AG
8.13%, 09/19/23[a,b]	14,850	17,785,845
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,d]	11,945	12,661,700
8.38%, 10/29/49 (Call 10/13/19)[a,b,d]	15,100	17,516,000
Fifth Third Bancorp
5.10%, 12/29/49 (Call 06/30/23)[d]	8,300	7,905,750
Regions Bank
7.50%, 05/15/18	10,200	12,039,045
Resona Preferred Global Securities (Cayman) Ltd.
7.19%, 12/29/49 (Call 07/30/15)[a,b,d]	50	52,438
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[a]	33,300	33,951,691
6.00%, 12/19/23	29,971	32,565,868
6.10%, 06/10/23[a]	15,850	17,301,264
6.13%, 12/15/22	33,650	36,835,763
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a,b,d]	7,715	8,211,653

		379,316,149
BEVERAGES — 0.44%
Constellation Brands Inc.
3.75%, 05/01/21[a]	8,050	8,039,938
4.25%, 05/01/23[a]	12,925	13,054,250
6.00%, 05/01/22[a]	8,900	10,057,000
7.25%, 09/01/16	11,050	12,182,625
7.25%, 05/15/17[a]	11,199	12,570,877

		55,904,690
BUILDING MATERIALS — 0.82%
Building Materials Corp. of America
6.75%, 05/01/21 (Call 05/01/16)[b]	15,150	16,248,375

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

6.88%, 08/15/18 (Call 09/29/14)[b]	$7,970	$8,268,875
Lafarge SA
6.20%, 07/09/15[b]	775	810,202
6.50%, 07/15/16	12,550	13,618,826
Masco Corp.
4.80%, 06/15/15	1,000	1,025,000
5.95%, 03/15/22	5,400	5,926,500
6.13%, 10/03/16	12,653	13,665,240
7.13%, 03/15/20	8,195	9,465,225
USG Corp.
6.30%, 11/15/16	8,319	8,880,532
9.75%, 01/15/18	7,509	8,841,848
Vulcan Materials Co.
7.00%, 06/15/18	6,450	7,272,375
7.50%, 06/15/21	8,600	10,191,000

		104,213,998
CHEMICALS — 1.69%
Ashland Inc.
3.00%, 03/15/16 (Call 02/15/16)	8,750	8,863,587
3.88%, 04/15/18 (Call 03/15/18)	10,850	11,119,555
4.75%, 08/15/22 (Call 05/15/22)[a]	14,500	14,622,535
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[a]	6,130	6,137,663
Celanese U.S. Holdings LLC
4.63%, 11/15/22	6,550	6,653,264
5.88%, 06/15/21[a]	6,900	7,555,500
6.63%, 10/15/18 (Call 10/15/14)[a]	10,380	10,780,699
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)	10,775	10,788,469
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)	23,600	24,809,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 09/29/14)[a]	17,000	17,623,407

Security	Principal (000s)	Value

9.00%, 11/15/20 (Call 11/15/15)[a]	$9,050	$9,151,813
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[a]	9,000	9,202,500
8.63%, 03/15/21 (Call 09/15/15)[a]	9,110	9,998,225
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a,b]	12,160	13,132,800
8.38%, 02/15/19 (Call 02/15/15)[b]	16,050	17,394,187
Ineos Group Holdings SA
5.88%, 02/15/19 (Call 02/15/16)[a,b]	8,525	8,716,813
6.13%, 08/15/18 (Call 05/15/15)[a,b]	10,025	10,350,812
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	17,100	17,805,375

		214,706,704
COAL — 1.46%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 09/29/14)[a]	12,715	9,091,225
6.25%, 06/01/21 (Call 06/01/16)[a]	10,040	6,877,400
7.50%, 08/01/20 (Call 08/01/16)[a,b]	6,775	6,537,875
9.75%, 04/15/18[a]	7,900	7,110,000
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[a]	13,950	9,904,500
7.25%, 10/01/20 (Call 10/01/15)	7,380	5,129,100
7.25%, 06/15/21 (Call 06/15/16)[a]	14,900	9,871,250
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[b]	26,350	27,490,705
8.25%, 04/01/20 (Call 04/01/15)[a]	19,910	21,230,246

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Peabody Energy Corp.
6.00%, 11/15/18	$21,350	$21,931,849
6.25%, 11/15/21[a]	19,378	19,354,029
6.50%, 09/15/20[a]	10,670	10,756,900
7.38%, 11/01/16	10,396	11,220,557
Walter Energy Inc.
8.50%, 04/15/21 (Call 04/15/17)[a]	5,850	2,841,574
9.50%, 10/15/19 (Call 10/15/16)[a,b]	11,925	11,878,113
9.88%, 12/15/20 (Call 12/15/16)[a]	7,650	4,226,625

		185,451,948
COMMERCIAL SERVICES — 3.38%
ADT Corp. (The)
2.25%, 07/15/17	10,600	10,516,957
3.50%, 07/15/22[a]	14,900	13,417,580
4.13%, 04/15/19[a]	6,125	6,160,975
4.13%, 06/15/23[a]	9,650	8,987,536
6.25%, 10/15/21[a]	13,850	14,644,098
Altegrity Inc.
9.50%, 07/01/19 (Call 07/01/17)[a,b]	9,580	9,208,775
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)[a]	13,550	13,753,250
8.75%, 12/01/20 (Call 12/01/15)[a]	12,221	12,251,552
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[b]	7,300	7,391,201
5.50%, 04/01/23 (Call 04/01/18)[a]	6,950	7,121,270
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	9,075	8,976,781
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/15/16)[b]	7,475	8,558,875
Ceridian LLC
8.88%, 07/15/19 (Call 07/15/15)[b]	10,600	11,872,000

Security	Principal (000s)	Value

Ceridian LLC/Comdata Inc.
8.13%, 11/15/17 (Call 09/09/14)[b]	$8,650	$8,768,938
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	15,900	14,310,000
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[b]	10,350	10,752,442
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)	10,750	11,060,827
6.25%, 10/15/22 (Call 10/15/17)[a]	5,800	6,039,538
6.75%, 04/15/19 (Call 04/15/15)	17,700	18,637,424
7.38%, 01/15/21 (Call 01/15/16)	7,725	8,266,057
7.50%, 10/15/18 (Call 10/15/14)[a]	10,200	10,660,955
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[a]	13,550	13,922,625
6.00%, 08/15/23 (Call 08/15/18)[a]	8,850	9,456,873
7.75%, 10/01/19 (Call 10/01/15)	7,680	8,312,710
8.38%, 08/15/21 (Call 09/09/14)	6,750	7,035,169
Jaguar Holding Co.
9.50%, 12/01/19 (Call 12/01/14)[b]	9,961	10,832,587
Laureate Education Inc.
9.25%, 09/01/19 (Call 09/01/15)[a,b]	20,600	21,218,000
RR Donnelley & Sons Co.
6.00%, 04/01/24	6,525	6,541,313
7.00%, 02/15/22[a]	5,850	6,391,125
7.63%, 06/15/20	950	1,083,000
7.88%, 03/15/21[a]	6,325	7,178,875
Service Corp. International
5.38%, 01/15/22 (Call 07/15/17)[a]	6,900	7,150,125

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

5.38%, 05/15/24 (Call 05/15/19)[a,b]	$7,775	$8,047,125
ServiceMaster Co. (The)
7.00%, 08/15/20 (Call 08/15/15)[a]	7,556	8,056,585
8.00%, 02/15/20 (Call 02/15/15)	419	449,378
United Rentals (North America) Inc.
5.75%, 07/15/18 (Call 07/15/15)[a]	9,000	9,490,797
5.75%, 11/15/24 (Call 05/15/19)	12,025	12,685,916
6.13%, 06/15/23 (Call 12/15/17)	13,275	14,250,484
7.38%, 05/15/20 (Call 05/15/16)	9,950	10,893,319
7.63%, 04/15/22 (Call 04/15/17)[a]	19,750	22,195,058
8.25%, 02/01/21 (Call 02/01/16)	10,795	11,861,006
8.38%, 09/15/20 (Call 09/15/15)[a]	9,210	10,075,740

		428,484,841
COMPUTERS — 0.82%
Dell Inc.
3.10%, 04/01/16	2,150	2,171,500
4.63%, 04/01/21[a]	7,700	7,469,000
5.65%, 04/15/18	9,191	9,673,527
5.88%, 06/15/19[a]	9,350	9,887,625
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	9,150	9,172,875
5.00%, 07/15/22 (Call 07/15/17)	8,950	8,994,750
5.88%, 12/15/21 (Call 12/15/17)	5,375	5,630,313
6.38%, 12/15/23 (Call 12/15/18)[a]	9,500	10,260,000
Sungard Availability Services Capital Inc.
8.75%, 04/01/22 (Call 04/01/19)[a,b]	6,450	5,659,875

Security	Principal (000s)	Value

SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	$13,950	$14,577,750
7.38%, 11/15/18 (Call 09/29/14)	8,225	8,574,562
7.63%, 11/15/20 (Call 11/15/15)[a]	10,610	11,405,750

		103,477,527
COSMETICS & PERSONAL CARE — 0.11%
Avon Products Inc.
4.60%, 03/15/20[a]	5,400	5,592,521
5.00%, 03/15/23[a]	8,425	8,627,820

		14,220,341
DISTRIBUTION & WHOLESALE — 0.64%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[a]	19,440	20,898,000
8.13%, 04/15/19 (Call 04/15/15)	16,390	17,865,100
11.00%, 04/15/20 (Call 04/15/16)[a]	9,930	11,493,975
11.50%, 07/15/20 (Call 10/15/16)	15,100	17,742,500
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/29/14)	11,975	12,648,594

		80,648,169
DIVERSIFIED FINANCIAL SERVICES — 7.35%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[a,b]	6,000	5,970,000
3.75%, 05/15/19[b]	15,250	15,326,250
4.50%, 05/15/21[a,b]	16,350	16,677,000
Aircastle Ltd.
4.63%, 12/15/18[a]	5,850	6,025,605
5.13%, 03/15/21	7,700	7,844,375
6.25%, 12/01/19	7,450	8,083,250
6.75%, 04/15/17	7,750	8,408,750
Ally Financial Inc.
2.75%, 01/30/17	15,500	15,616,250
3.13%, 01/15/16[a]	8,500	8,648,770
3.50%, 07/18/16	12,500	12,781,250
3.50%, 01/27/19	10,850	10,931,375

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.75%, 09/10/18[a]	$10,650	$11,235,750
5.50%, 02/15/17	20,640	22,070,278
6.25%, 12/01/17[a]	14,360	15,847,712
7.50%, 09/15/20[a]	24,900	29,804,441
8.00%, 12/31/18[a]	9,525	11,120,437
8.00%, 03/15/20[a]	28,210	34,310,412
Denali Borrower LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[a,b]	20,825	21,970,375
E*TRADE Financial Corp.
6.00%, 11/15/17 (Call 11/15/14)[a]	9,750	10,085,156
6.38%, 11/15/19 (Call 11/15/15)[a]	13,375	14,327,969
6.75%, 06/01/16	2,650	2,838,813
General Motors Financial Co. Inc.
2.75%, 05/15/16[a]	11,865	11,998,481
3.25%, 05/15/18	11,020	11,102,650
3.50%, 07/10/19	12,450	12,543,375
4.25%, 05/15/23[a]	10,965	11,156,887
4.75%, 08/15/17	15,384	16,210,890
6.75%, 06/01/18	7,515	8,454,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)	17,625	17,735,156
4.88%, 03/15/19 (Call 07/15/16)	19,925	20,448,031
5.88%, 02/01/22 (Call 08/01/17)	19,645	20,504,469
6.00%, 08/01/20 (Call 02/01/17)	25,325	27,047,100
ILFC E-Capital Trust II
6.25%, 12/21/65 (Call 12/21/15)[a,b,d]	8,300	8,237,750
International Lease Finance Corp.
3.88%, 04/15/18	11,100	11,280,375
4.63%, 04/15/21 [a]	8,100	8,282,250
4.88%, 04/01/15[a]	1,250	1,273,776
5.75%, 05/15/16	16,210	17,151,991
5.88%, 04/01/19[a]	11,800	12,925,726
5.88%, 08/15/22[a]	11,300	12,331,125

Security	Principal (000s)	Value

6.25%, 05/15/19	$18,000	$19,946,779
6.75%, 09/01/16[b]	850	929,688
8.25%, 12/15/20[a]	15,130	18,596,111
8.63%, 09/15/15	12,450	13,317,099
8.63%, 01/15/22[a]	9,300	11,617,119
8.75%, 03/15/17[a]	22,400	25,616,134
8.88%, 09/01/17	6,500	7,561,076
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[b]	6,750	6,776,472
7.38%, 04/01/20 (Call 04/01/16)[b]	9,200	9,614,000
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)[a]	7,050	7,120,500
6.50%, 07/01/21 (Call 01/01/17)	8,900	8,722,000
7.88%, 10/01/20 (Call 10/01/16)	6,850	7,055,500
Navient LLC
4.63%, 09/25/17	5,686	5,896,673
4.88%, 06/17/19[a]	14,500	15,080,000
5.50%, 01/15/19[a]	19,350	20,705,678
5.50%, 01/25/23[a]	14,865	14,976,432
6.00%, 01/25/17	14,900	16,063,312
6.13%, 03/25/24[a]	12,300	12,693,935
6.25%, 01/25/16	29,261	30,998,524
7.25%, 01/25/22[a]	12,000	13,378,247
8.00%, 03/25/20	22,500	25,985,290
8.45%, 06/15/18	36,750	42,723,363
Nuveen Investments Inc.
9.13%, 10/15/17 (Call 10/15/14)[a,b]	7,850	8,428,938
9.50%, 10/15/20 (Call 10/15/16)[b]	9,975	11,658,281
Springleaf Finance Corp.
6.90%, 12/15/17	33,380	36,551,100
7.75%, 10/01/21[a]	9,600	10,848,000
Series I
5.40%, 12/01/15[a]	10,100	10,478,750

		931,947,626

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

ELECTRIC — 3.33%
AES Corp. (The)
4.88%, 05/15/23 (Call 05/15/18)[a]	$10,505	$10,305,571
5.50%, 03/15/24 (Call 03/15/19)[a]	10,500	10,674,791
7.38%, 07/01/21 (Call 06/01/21)	15,175	17,392,753
8.00%, 10/15/17	7,921	9,110,143
8.00%, 06/01/20[a]	7,780	9,201,898
9.75%, 04/15/16	608	678,250
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)	19,000	19,167,464
5.75%, 01/15/25 (Call 10/15/19)[a]	23,450	23,737,476
5.88%, 01/15/24 (Call 11/01/18)[b]	8,200	8,788,477
6.00%, 01/15/22 (Call 11/01/16)[b]	11,050	11,933,213
7.88%, 01/15/23 (Call 01/15/17)[a,b]	15,584	17,358,430
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[a]	6,370	6,753,735
7.25%, 10/15/21 (Call 07/15/21)	11,540	12,289,096
EDP Finance BV
4.90%, 10/01/19[b]	15,050	15,749,825
5.25%, 01/14/21[a,b]	11,948	12,593,192
6.00%, 02/02/18[b]	15,000	16,332,000
Enel SpA
8.75%, 09/24/73 (Call 09/24/23)[b,d]	17,457	20,468,333
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	8,400	8,473,066
Series B
4.25%, 03/15/23 (Call 12/15/22)	12,400	12,499,109
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[b]	9,400	9,626,511

Security	Principal (000s)	Value

GenOn Energy Inc.
9.50%, 10/15/18[a]	$9,960	$10,582,500
9.88%, 10/15/20 (Call 10/15/15)	8,100	8,525,250
Ipalco Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)	5,750	6,084,629
7.25%, 04/01/16[a,b]	6,645	7,134,414
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)[b]	15,700	16,475,051
6.25%, 05/01/24 (Call 05/01/19)[a,b]	13,250	13,697,188
6.63%, 03/15/23 (Call 09/15/17)[a]	14,900	15,763,580
7.63%, 01/15/18	16,280	18,334,122
7.88%, 05/15/21 (Call 05/15/16)[a]	17,250	18,912,593
8.25%, 09/01/20 (Call 09/01/15)	16,555	17,969,640
8.50%, 06/15/19 (Call 09/03/14)[a]	855	891,765
PPL Capital Funding Inc. Series A
6.70%, 03/30/67 (Call 03/30/17)[d]	7,150	7,328,750
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[b]	16,650	16,816,500
RRI Energy Inc.
7.88%, 06/15/17[a]	10,370	10,875,538

		422,524,853
ELECTRONICS — 0.25%
Flextronics International Ltd.
4.63%, 02/15/20[a]	8,425	8,635,625
5.00%, 02/15/23[a]	6,350	6,524,625
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[b]	8,850	9,004,875
6.13%, 12/15/19 (Call 12/15/15)[b]	7,400	7,714,500

		31,879,625

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

ENGINEERING & CONSTRUCTION — 0.16%
Abengoa Finance SAU
7.75%, 02/01/20[a,b]	$7,650	$8,367,188
8.88%, 11/01/17[a,b]	11,093	12,327,096

		20,694,284
ENTERTAINMENT — 0.84%
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	1,570	1,762,325
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	8,750	8,684,375
5.13%, 12/15/22 (Call 12/15/17)[a]	5,900	6,012,983
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)	7,200	7,488,000
4.88%, 11/01/20 (Call 08/01/20)	14,625	15,283,125
5.38%, 11/01/23 (Call 08/01/23)	8,050	8,492,750
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	12,440	12,911,997
7.50%, 04/15/21 (Call 04/15/15)[a]	15,536	16,604,100
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	11,300	11,575,437
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 01/15/16)[b]	7,739	8,053,397
6.75%, 04/15/22 (Call 04/15/17)[a,b]	9,500	9,405,000

		106,273,489
ENVIRONMENTAL CONTROL — 0.40%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)[a]	8,975	9,132,062
5.25%, 08/01/20 (Call 08/01/16)	11,579	11,940,844

Security	Principal (000s)	Value

Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	$7,650	$7,879,500
6.38%, 10/01/22 (Call 04/01/17)[a]	5,375	5,764,688
7.25%, 12/01/20 (Call 12/01/15)[a]	5,400	5,832,000
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[a,b]	9,850	10,219,375

		50,768,469
FOOD — 1.47%
Aramark Services Inc.
5.75%, 03/15/20 (Call 03/15/15)[a]	13,650	14,315,438
Big Heart Pet Brands
7.63%, 02/15/19 (Call 09/29/14)	1,194	1,232,805
HJ Heinz Co.
4.25%, 10/15/20 (Call 04/15/15)[a]	46,250	47,059,375
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a,b]	9,500	9,345,625
6.75%, 12/01/21 (Call 12/01/17)[b]	14,325	14,611,500
7.38%, 02/15/22 (Call 02/15/17)	20,750	21,813,437
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a,b]	7,925	8,242,000
5.88%, 08/01/21 (Call 08/01/16)[a,b]	6,525	6,981,750
6.63%, 08/15/22 (Call 08/15/17)	13,705	15,075,500
7.75%, 07/01/17	8,379	9,468,270
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[a]	6,550	6,730,125
8.00%, 05/01/16[a]	9,400	10,234,720
US Foods Inc.
8.50%, 06/30/19 (Call 09/29/14)	19,350	20,607,750

		185,718,295

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

FOREST PRODUCTS & PAPER — 0.06%
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 01/15/15)[a]	$6,900	$7,227,751

		7,227,751
GAS — 0.27%
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)[b]	2,000	2,020,000
6.88%, 10/15/21 (Call 10/15/16)[b]	780	832,650
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[a]	7,250	7,700,729
7.50%, 11/30/16	22,400	24,271,845

		34,825,224
HEALTH CARE – PRODUCTS — 1.28%
Alere Inc.
6.50%, 06/15/20 (Call 06/15/16)[a]	6,875	6,952,344
7.25%, 07/01/18 (Call 12/15/15)	7,400	7,807,000
8.63%, 10/01/18 (Call 10/01/14)	5,115	5,345,175
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	26,700	28,702,500
6.50%, 10/01/20 (Call 10/01/15)	12,400	13,221,500
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 12/15/14)[b]	13,147	14,100,158
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a,b]	18,675	17,881,312
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)[a]	6,550	7,008,500

Security	Principal (000s)	Value

Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)[a]	$13,625	$14,408,437
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	25,550	28,552,125
12.50%, 11/01/19 (Call 11/01/15)[a]	7,290	8,274,150
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.75%, 08/01/22 (Call 08/01/17)[b]	10,350	10,569,938

		162,823,139
HEALTH CARE – SERVICES — 5.79%
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[b]	13,100	13,427,500
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)[a]	23,400	24,306,750
5.13%, 08/01/21 (Call 02/01/17)[b]	14,700	15,067,500
6.88%, 02/01/22 (Call 02/01/18)[a,b]	43,900	46,643,750
7.13%, 07/15/20 (Call 07/15/16)[a]	18,350	19,863,875
8.00%, 11/15/19 (Call 11/15/15)	30,500	33,206,875
DaVita HealthCare Partners Inc.
5.13%, 07/15/24 (Call 07/15/19)[a]	24,850	25,160,625
5.75%, 08/15/22 (Call 08/15/17)	19,500	20,767,500
6.63%, 11/01/20 (Call 11/01/14)	13,700	14,453,500
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[b]	11,650	12,494,625
5.88%, 01/31/22[a,b]	8,600	9,438,500

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21[b]	$10,100	$10,958,500
6.50%, 09/15/18[a,b]	5,810	6,485,413
6.88%, 07/15/17	7,350	8,195,250
HCA Holdings Inc.
4.75%, 05/01/23[a]	19,000	19,142,500
5.88%, 03/15/22	19,700	21,423,750
6.25%, 02/15/21[a]	14,700	15,986,250
6.50%, 02/15/16[a]	13,950	14,804,438
6.50%, 02/15/20	45,930	51,441,600
7.25%, 09/15/20 (Call 03/15/15)	19,310	20,516,875
7.50%, 02/15/22[a]	29,155	34,038,462
7.75%, 05/15/21 (Call 11/15/15)	21,730	23,631,375
8.00%, 10/01/18	7,750	9,067,500
HCA Inc.
3.75%, 03/15/19[a]	22,605	22,774,537
5.00%, 03/15/24	26,800	27,336,000
5.88%, 05/01/23[a]	17,550	18,668,812
LifePoint Hospitals Inc.
5.50%, 12/01/21 (Call 12/01/16)[a,b]	16,650	17,399,250
6.63%, 10/01/20 (Call 10/01/15)	4,000	4,270,000
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[b]	15,725	16,452,281
Tenet Healthcare Corp.
4.38%, 10/01/21[a]	14,300	14,157,000
4.50%, 04/01/21[a]	12,625	12,643,938
4.75%, 06/01/20[a]	7,200	7,353,000
5.00%, 03/01/19[a,b]	17,945	18,236,606
6.00%, 10/01/20	26,815	29,094,275
6.25%, 11/01/18	15,110	16,507,675
8.00%, 08/01/20 (Call 08/01/15)[a]	11,660	12,592,800
8.13%, 04/01/22	40,050	46,157,625

		734,166,712
HOLDING COMPANIES – DIVERSIFIED — 0.27%
Harbinger Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	7,800	7,956,000

Security	Principal (000s)	Value

7.88%, 07/15/19 (Call 01/15/16)	$14,775	$16,067,813
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a,b]	9,550	9,908,125

		33,931,938
HOME BUILDERS — 1.18%
Brookfield Residential Properties Inc.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	8,050	8,331,750
6.50%, 12/15/20 (Call 12/15/15)[a,b]	9,150	9,699,000
Centex Corp.
6.50%, 05/01/16[a]	7,750	8,340,937
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[a]	4,900	4,973,500
3.75%, 03/01/19 (Call 12/01/18)	7,400	7,437,000
5.75%, 08/15/23 (Call 05/15/23)[a]	6,600	6,996,000
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[b]	7,600	8,132,000
KB Home
4.75%, 05/15/19 (Call 02/15/19)	5,500	5,527,500
7.00%, 12/15/21 (Call 09/15/21)[a]	7,200	7,740,000
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	7,250	7,395,000
4.75%, 12/15/17 (Call 09/15/17)	1,125	1,172,813
4.75%, 11/15/22 (Call 08/15/22)[a]	9,100	8,918,000
12.25%, 06/01/17	6,325	7,874,625
Standard Pacific Corp.
8.38%, 05/15/18	8,475	9,809,812
8.38%, 01/15/21[a]	6,370	7,500,675

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a,b]	$8,900	$8,944,500
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[a]	5,750	5,649,375
5.88%, 02/15/22 (Call 11/15/21)	7,180	7,808,250
8.91%, 10/15/17	5,150	6,102,750
Weyerhaeuser Real Estate Co.
4.38%, 06/15/19[b]	6,100	6,100,000
5.88%, 06/15/24[b]	5,000	5,100,000

		149,553,487
HOUSEHOLD PRODUCTS & WARES — 1.75%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	47,250	49,258,125
6.88%, 02/15/21 (Call 02/15/16)	15,100	16,194,750
7.13%, 04/15/19 (Call 10/15/14)	21,315	22,140,956
7.88%, 08/15/19 (Call 08/15/15)	20,510	22,150,800
8.25%, 02/15/21 (Call 02/15/16)[a]	15,955	17,390,950
8.50%, 05/15/18 (Call 09/29/14)	15,860	16,573,700
9.00%, 04/15/19 (Call 10/15/14)	23,025	24,176,250
9.88%, 08/15/19 (Call 08/15/15)	32,721	36,156,705
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)	8,610	9,255,750
6.63%, 11/15/22 (Call 11/15/17)[a]	7,500	8,109,375

		221,407,361
INSURANCE — 0.21%
Hartford Financial Services Group Inc. (The)
8.13%, 06/15/68 (Call 06/15/18)[d]	8,142	9,587,205

Security	Principal (000s)	Value

Hockey Merger Sub 2 Inc.
7.88%, 10/01/21 (Call 10/01/16)[a,b]	$4,550	$4,788,875
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[a,d]	11,425	11,596,375

		25,972,455
INTERNET — 0.60%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[a]	7,500	7,650,000
5.38%, 04/01/23 (Call 04/01/18)[a]	14,850	15,165,563
7.00%, 07/15/21 (Call 07/15/16)[a]	11,250	12,262,500
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	9,150	9,035,625
4.88%, 11/30/18 (Call 11/30/14)	7,100	7,366,250
Ymobile Corp.
8.25%, 04/01/18 (Call 04/01/15)[b]	2,900	3,110,250
Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)	11,550	12,445,125
10.13%, 07/01/20 (Call 07/01/16)[a]	7,725	8,816,156

		75,851,469
IRON & STEEL — 1.71%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)[a]	8,500	8,755,000
ArcelorMittal SA
4.25%, 08/05/15[a]	12,400	12,658,343
4.25%, 03/01/16[a]	8,550	8,836,682
5.00%, 02/25/17	17,476	18,295,445
5.75%, 08/05/20[a]	15,100	16,154,347
6.00%, 03/01/21[a]	19,985	21,538,854
6.13%, 06/01/18[a]	22,450	24,503,230
6.75%, 02/25/22[a]	16,000	17,882,787
10.35%, 06/01/19	22,300	28,128,473

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Commercial Metals Co.
6.50%, 07/15/17	$6,036	$6,572,964
7.35%, 08/15/18	8,000	9,016,371
Steel Dynamics Inc.
5.25%, 04/15/23 (Call 04/15/18)[a]	6,450	6,563,153
6.13%, 08/15/19 (Call 08/15/16)[a]	5,800	6,248,737
United States Steel Corp.
6.05%, 06/01/17[a]	6,750	7,237,551
7.00%, 02/01/18[a]	6,840	7,482,960
7.38%, 04/01/20[a]	8,950	10,029,997
7.50%, 03/15/22 (Call 03/15/17)	6,800	7,466,400

		217,371,294
LEISURE TIME — 0.00%
Sabre GLBL Inc.
8.50%, 05/15/19 (Call 05/15/15)[a,b]	142	155,313
Sabre Holdings Corp.
8.35%, 03/15/16	0	0

		155,313
LODGING — 2.72%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)[a]	8,150	8,595,832
Caesars Entertainment Operating Co. Inc.
8.50%, 02/15/20 (Call 02/15/16)[a]	18,250	14,691,250
9.00%, 02/15/20 (Call 02/15/16)[a]	42,936	34,563,480
10.00%, 12/15/18 (Call 09/29/14)[a]	59,881	15,204,523
10.75%, 02/01/16 (Call 09/29/14)[a]	8,250	3,361,875
11.25%, 06/01/17 (Call 09/29/14)	30,560	25,135,600
12.75%, 04/15/18 (Call 09/29/14)	10,645	2,927,375

Security	Principal (000s)	Value

Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.
8.00%, 10/01/20 (Call 10/01/16)[b]	$15,400	$15,314,997
11.00%, 10/01/21 (Call 10/01/16)[b]	16,350	16,586,709
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)[a,b]	10,125	9,835,545
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	7,850	7,967,750
6.75%, 06/01/19 (Call 06/01/15)[a]	8,420	8,863,479
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[b]	20,600	21,784,500
MGM Resorts International
5.25%, 03/31/20[a]	6,700	6,951,111
6.63%, 07/15/15	150	156,137
6.63%, 12/15/21	17,950	19,997,305
6.75%, 10/01/20[a]	14,350	15,885,559
7.50%, 06/01/16	9,920	10,777,800
7.63%, 01/15/17[a]	12,050	13,336,959
7.75%, 03/15/22[a]	14,300	16,776,009
8.63%, 02/01/19	12,750	15,046,910
10.00%, 11/01/16	8,750	10,084,375
11.38%, 03/01/18	7,520	9,508,494
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	7,900	7,683,019
5.38%, 03/15/22 (Call 03/15/17)[a]	12,300	12,899,625
7.75%, 08/15/20 (Call 08/15/15)[a]	19,320	20,992,302

		344,928,520

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

MACHINERY — 0.76%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[b]	$11,950	$12,607,250
Case New Holland Industrial Inc.
7.88%, 12/01/17	21,900	25,020,750
CNH Industrial Capital LLC
3.25%, 02/01/17	8,100	8,160,750
3.38%, 07/15/19[b]	7,650	7,516,125
3.63%, 04/15/18[a]	9,200	9,292,000
3.88%, 11/01/15[a]	11,320	11,489,800
6.25%, 11/01/16	7,670	8,226,075
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 11/01/15)	625	684,375
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[a]	12,500	13,312,500

		96,309,625
MANUFACTURING — 0.97%
Bombardier Inc.
4.25%, 01/15/16[a,b]	10,425	10,659,563
4.75%, 04/15/19[b]	9,600	9,684,000
5.75%, 03/15/22[a,b]	8,300	8,424,500
6.00%, 10/15/22 (Call 04/15/17)[a,b]	17,900	18,168,500
6.13%, 01/15/23[a,b]	18,275	18,640,500
7.50%, 03/15/18[a,b]	8,550	9,533,250
7.75%, 03/15/20[a,b]	11,670	12,982,875
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a,b]	15,175	14,985,312
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[a]	18,945	20,389,556

		123,468,056
MEDIA — 8.50%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	9,225	9,290,956

Security	Principal (000s)	Value

7.75%, 07/15/21 (Call 07/15/16)	$10,600	$11,719,356
Cablevision Systems Corp.
5.88%, 09/15/22[a]	9,700	9,821,250
7.75%, 04/15/18[a]	11,500	12,793,750
8.00%, 04/15/20[a]	7,550	8,607,000
8.63%, 09/15/17	13,300	15,162,000
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[a]	15,050	15,068,812
5.25%, 03/15/21 (Call 03/15/16)[a]	8,250	8,445,938
5.25%, 09/30/22 (Call 09/30/17)	17,950	18,196,812
5.75%, 09/01/23 (Call 03/01/18)	7,550	7,767,063
5.75%, 01/15/24 (Call 07/15/18)[a]	14,450	14,775,125
6.50%, 04/30/21 (Call 04/30/15)	23,330	24,817,287
6.63%, 01/31/22 (Call 01/31/17)[a]	10,250	10,993,125
7.00%, 01/15/19 (Call 09/29/14)	20,225	21,210,969
7.25%, 10/30/17 (Call 09/29/14)[a]	14,580	15,236,100
7.38%, 06/01/20 (Call 12/01/15)[a]	11,620	12,549,600
8.13%, 04/30/20 (Call 04/30/15)	11,950	12,831,313
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a,b]	11,125	11,083,281
6.38%, 09/15/20 (Call 09/15/15)[b]	22,275	23,333,062
Clear Channel Communications Inc.
9.00%, 12/15/19 (Call 07/15/15)[a]	22,650	23,527,687
9.00%, 03/01/21 (Call 03/01/16)	24,940	25,875,250

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

10.00%, 01/15/18 (Call 07/15/16)[a]	$12,500	$11,648,438
11.25%, 03/01/21 (Call 03/01/16)	9,700	10,785,430
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	38,550	41,057,656
Series A
7.63%, 03/15/20 (Call 03/15/15)[a]	500	533,750
Series B
7.63%, 03/15/20 (Call 03/15/15)[a]	27,080	28,907,900
CSC Holdings LLC
5.25%, 06/01/24[b]	9,950	9,850,500
6.75%, 11/15/21[a]	14,150	15,565,000
8.63%, 02/15/19[a]	8,370	9,876,600
DISH DBS Corp.
4.25%, 04/01/18[a]	17,400	17,808,359
4.63%, 07/15/17	12,250	12,769,494
5.00%, 03/15/23	21,425	21,336,155
5.13%, 05/01/20[a]	16,650	17,098,066
5.88%, 07/15/22[a]	30,250	32,103,826
6.75%, 06/01/21[a]	30,030	33,559,906
7.13%, 02/01/16[a]	21,584	23,042,649
7.75%, 05/31/15[a]	1,100	1,151,234
7.88%, 09/01/19	20,180	23,441,042
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)[b]	9,575	9,810,580
5.13%, 07/15/20 (Call 07/15/16)	9,250	9,509,294
6.38%, 10/15/23 (Call 10/15/18)[b]	9,180	9,775,844
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	13,780	15,502,501
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)	9,000	10,170,000

Security	Principal (000s)	Value

Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 09/29/14)[b]	$12,350	$13,060,125
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)	12,050	12,100,826
5.00%, 04/15/22 (Call 04/15/17)[a,b]	18,900	19,089,028
Numericable Group SA
4.88%, 05/15/19 (Call 05/15/16)[a,b]	34,500	35,060,625
6.00%, 05/15/22 (Call 05/15/17)[b]	59,100	61,020,750
6.25%, 05/15/24 (Call 05/15/19)[a,b]	21,550	22,250,375
Quebecor Media Inc.
5.75%, 01/15/23	11,100	11,349,750
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)	9,850	10,047,064
5.63%, 08/01/24 (Call 08/01/19)[b]	8,300	8,294,813
6.13%, 10/01/22 (Call 10/01/17)[a]	8,100	8,515,619
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/15/16)[a,b]	5,750	5,620,625
4.63%, 05/15/23 (Call 05/15/18)[a,b]	8,025	7,724,063
5.25%, 08/15/22 (Call 08/15/17)[b]	675	718,875
5.75%, 08/01/21 (Call 08/01/16)[a,b]	9,675	10,013,625
5.88%, 10/01/20 (Call 10/01/16)[b]	10,350	10,828,646
6.00%, 07/15/24 (Call 07/15/19)[a,b]	21,650	22,570,125
Time Inc.
5.75%, 04/15/22 (Call 04/15/17)[a,b]	10,925	10,911,344

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 01/15/23 (Call 01/15/18)[a,b]	$15,300	$15,718,247
7.50%, 03/15/19 (Call 03/15/15)[b]	7,250	7,694,982
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	9,975	10,452,778
6.75%, 09/15/22 (Call 09/15/17)[b]	15,021	16,504,324
6.88%, 05/15/19 (Call 05/15/15)[b]	17,900	18,985,186
7.88%, 11/01/20 (Call 11/01/15)[a,b]	11,330	12,356,004
8.50%, 05/15/21 (Call 11/15/15)[a,b]	12,000	13,155,000
Videotron Ltd.
5.00%, 07/15/22[a]	11,650	11,970,375
5.38%, 06/15/24 (Call 03/15/24)[b]	8,900	9,078,000
9.13%, 04/15/18 (Call 09/29/14)	1,829	1,888,443
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	11,000	12,265,000

		1,077,654,577
MINING — 1.71%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	6,124	6,661,311
5.72%, 02/23/19[a]	7,340	8,145,770
5.87%, 02/23/22[a]	8,000	8,895,080
6.15%, 08/15/20	16,250	18,288,132
6.75%, 07/15/18	500	573,885
Aleris International Inc.
7.63%, 02/15/18 (Call 09/29/14)[a]	8,050	8,351,875
7.88%, 11/01/20 (Call 11/01/15)	8,350	8,663,125

Security	Principal (000s)	Value

First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[b]	$17,773	$18,350,622
7.00%, 02/15/21 (Call 02/15/18)[a,b]	16,473	17,173,103
7.25%, 05/15/22 (Call 05/15/17)[a,b]	11,725	12,340,563
FMG Resources (August 2006) Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a,b]	14,400	15,012,000
6.88%, 02/01/18 (Call 09/29/14)[a,b]	13,950	14,630,760
6.88%, 04/01/22 (Call 04/01/17)[a,b]	13,300	14,481,040
8.25%, 11/01/19 (Call 11/01/15)[a,b]	23,370	25,473,300
Novelis Inc.
8.38%, 12/15/17 (Call 09/29/14)[a]	17,600	18,656,000
8.75%, 12/15/20 (Call 12/15/15)[a]	19,290	21,313,328

		217,009,894
OFFICE & BUSINESS EQUIPMENT — 0.17%
CDW LLC/CDW Finance Corp.
6.00%, 08/15/22 (Call 08/15/17)[a]	3,700	3,912,750
8.50%, 04/01/19 (Call 04/01/15)	15,960	17,137,050

		21,049,800
OIL & GAS — 9.55%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[b]	11,900	11,607,584
7.38%, 11/01/21 (Call 07/31/17)[b]	8,778	8,580,495
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[b]	8,000	8,120,000
Antero Resources Finance Corp.
5.38%, 11/01/21 (Call 11/01/16)	15,000	15,525,000

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

6.00%, 12/01/20 (Call 12/01/15)	$9,200	$9,740,500
Athlon Holdings LP/Athlon Finance Corp.
6.00%, 05/01/22 (Call 05/01/17)[a,b]	9,250	9,485,531
7.38%, 04/15/21 (Call 04/15/16)	6,750	7,287,764
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)[a]	9,250	9,597,288
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)[a]	13,450	14,207,066
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[b]	13,325	13,308,344
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)[a]	7,750	8,311,875
8.25%, 09/01/21 (Call 09/01/16)	6,370	6,911,450
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 09/29/14)[a]	8,775	8,816,782
4.88%, 04/15/22 (Call 04/15/17)	19,050	19,956,706
5.38%, 06/15/21 (Call 06/15/16)[a]	12,000	12,711,654
5.75%, 03/15/23[a]	16,250	18,093,140
6.13%, 02/15/21[a]	16,580	18,777,891
6.50%, 08/15/17[a]	8,650	9,542,007
6.63%, 08/15/20	20,700	23,846,350
7.25%, 12/15/18[a]	9,945	11,571,738
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc.
6.63%, 11/15/19 (Call 11/15/15)	9,910	10,554,150

Security	Principal (000s)	Value

Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	$10,825	$11,259,426
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	9,700	10,388,907
5.50%, 04/01/23 (Call 10/01/17)	20,750	22,174,436
6.50%, 01/15/22 (Call 01/15/17)	7,680	8,467,200
7.00%, 01/15/21 (Call 01/15/16)	10,060	10,934,587
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	16,750	16,173,115
5.50%, 05/01/22 (Call 05/01/17)[a]	18,625	19,036,167
6.38%, 08/15/21 (Call 08/15/16)	5,480	5,861,953
Energy XXI Gulf Coast Inc.
6.88%, 03/15/24 (Call 03/15/19)[b]	9,150	9,267,626
7.50%, 12/15/21 (Call 12/15/16)	8,890	9,344,064
9.25%, 12/15/17 (Call 12/15/14)	12,600	13,295,559
EP Energy LLC/Everest Acquisition Finance Inc.
6.88%, 05/01/19 (Call 05/01/15)[a]	10,850	11,473,875
9.38%, 05/01/20 (Call 05/01/16)	29,415	32,981,569
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 02/15/15)	7,050	7,437,750
EXCO Resources Inc.
7.50%, 09/15/18 (Call 09/29/14)	10,985	10,832,047
8.50%, 04/15/22 (Call 04/15/17)	8,225	8,354,318

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)[a]	$20,800	$21,866,000
9.25%, 02/15/22 (Call 08/15/17)	6,100	6,580,375
9.75%, 07/15/20 (Call 07/15/16)	17,045	18,451,212
Hercules Offshore Inc.
8.75%, 07/15/21 (Call 07/15/17)[a,b]	6,350	6,406,008
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[b]	7,425	7,378,594
Kodiak Oil & Gas Corp.
5.50%, 02/01/22 (Call 08/01/17)	7,850	8,262,514
8.13%, 12/01/19 (Call 12/01/15)	9,500	10,456,443
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)	6,025	6,145,500
7.38%, 05/01/22 (Call 05/01/17)[a]	7,400	8,066,000
9.50%, 02/15/19 (Call 02/15/15)	6,900	7,408,875
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)[a]	27,750	28,894,687
6.50%, 05/15/19 (Call 05/15/15)	11,650	12,035,906
7.75%, 02/01/21 (Call 09/15/15)[a]	15,610	16,565,519
8.63%, 04/15/20 (Call 04/15/15)	18,895	20,182,222
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	11,150	11,805,494
6.50%, 03/15/21 (Call 03/15/15)[a,b]	10,950	11,552,250
7.00%, 03/31/24 (Call 09/30/18)[b]	14,525	15,746,041

Security	Principal (000s)	Value

Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)[b]	$12,650	$12,460,374
7.63%, 05/01/21 (Call 05/01/17)	8,800	9,108,000
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)[a]	10,200	10,982,083
10.75%, 10/01/20 (Call 10/01/16)[a]	9,514	10,505,097
Newfield Exploration Co.
5.63%, 07/01/24[a]	14,300	15,747,875
5.75%, 01/30/22	12,500	13,781,250
6.88%, 02/01/20 (Call 02/01/15)	12,885	13,504,401
7.13%, 05/15/18 (Call 09/29/14)	4,306	4,428,939
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	5,850	6,259,500
6.88%, 03/15/22 (Call 09/15/17)	13,975	15,337,562
6.88%, 01/15/23 (Call 07/15/17)	6,000	6,570,000
7.25%, 02/01/19 (Call 02/01/15)	7,015	7,365,750
Offshore Group Investments Ltd.
7.13%, 04/01/23 (Call 04/01/18)[a]	12,275	12,170,864
7.50%, 11/01/19 (Call 11/01/15)[a]	16,950	17,304,018
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a,b]	11,575	11,314,563
Paragon Offshore Ltd.
6.75%, 07/15/22 (Call 07/15/18)[a,b]	6,425	5,862,813
7.25%, 08/15/24 (Call 08/15/19)[a,b]	8,400	7,623,000

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[a]	$11,850	$13,064,625
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[b]	4,037	4,026,908
6.63%, 11/15/20 (Call 11/15/15)[a]	10,520	11,151,200
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[b]	8,500	8,755,000
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)[a]	8,550	8,645,851
5.38%, 10/01/22 (Call 07/01/22)	7,960	8,169,042
6.88%, 03/01/21	10,650	11,947,859
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	9,600	10,189,391
5.00%, 03/15/23 (Call 03/15/18)	11,850	12,635,063
5.75%, 06/01/21 (Call 06/01/16)	7,000	7,490,000
6.75%, 08/01/20 (Call 08/01/15)	8,250	8,806,875
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)	10,090	10,357,885
5.88%, 06/01/22 (Call 12/01/17)	9,410	9,655,178
5.88%, 06/01/24 (Call 06/01/19)	7,500	7,650,706
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)[a]	33,830	34,760,325
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	10,800	11,148,950
7.75%, 06/15/21 (Call 06/15/17)	4,500	4,977,827

Security	Principal (000s)	Value

SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	$17,170	$17,985,575
7.50%, 02/15/23 (Call 08/15/17)	12,500	13,078,125
8.13%, 10/15/22 (Call 04/15/17)[a]	11,250	11,952,757
8.75%, 01/15/20 (Call 01/15/15)	7,475	7,855,691
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)[b]	6,865	7,019,463
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[a]	7,425	7,498,984
6.50%, 01/01/23 (Call 07/01/17)	6,327	6,848,812
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)	3,200	3,323,124
5.38%, 10/01/22 (Call 10/01/17)[a]	7,675	7,845,274
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[a,b]	11,100	11,211,000
6.25%, 04/15/22 (Call 04/15/17)[b]	8,850	8,850,000
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[b]	5,120	5,273,600
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	17,350	18,304,250
5.75%, 03/15/21 (Call 12/15/20)	15,275	16,764,312
WPX Energy Inc.
5.25%, 01/15/17[a]	2,800	2,933,027
6.00%, 01/15/22 (Call 10/15/21)[a]	18,145	19,413,584

		1,211,555,906
OIL & GAS SERVICES — 0.35%
CGG SA
6.50%, 06/01/21 (Call 06/01/16)[a]	11,760	10,878,000

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

6.88%, 01/15/22 (Call 07/15/17)[b]	$7,925	$7,439,594
7.75%, 05/15/17 (Call 09/29/14)	1,912	1,935,900
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (Call 09/02/14)[b]	1,900	1,980,750
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	8,000	8,412,221
7.13%, 12/15/21 (Call 12/15/16)	12,260	13,776,408

		44,422,873
PACKAGING & CONTAINERS — 1.35%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (Call 10/15/15)[a,b]	6,796	7,441,620
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.00%, 06/30/21 (Call 06/30/17)[b]	6,550	6,517,250
6.25%, 01/31/19 (Call 01/31/16)[a,b]	6,525	6,606,563
6.75%, 01/31/21 (Call 01/31/17)[b]	6,700	6,901,000
Ball Corp.
4.00%, 11/15/23	14,950	14,352,000
5.00%, 03/15/22	11,750	12,220,000
5.75%, 05/15/21 (Call 11/15/15)	5,900	6,239,250
6.75%, 09/15/20 (Call 03/15/15)[a]	9,280	9,813,600
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)	7,900	7,880,250
9.75%, 01/15/21 (Call 01/15/16)[a]	11,765	13,250,331
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II
5.63%, 12/15/16 (Call 12/15/15)[a,b]	8,350	8,496,125

Security	Principal (000s)	Value

6.00%, 06/15/17 (Call 06/15/16)[b]	$8,650	$8,823,000
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)	10,000	10,675,000
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	15,300	15,070,500
Sealed Air Corp.
5.25%, 04/01/23 (Call 01/01/23)[a,b]	6,850	7,038,375
6.50%, 12/01/20 (Call 09/01/20)[a,b]	6,500	7,166,250
8.13%, 09/15/19 (Call 09/15/15)[a,b]	9,310	10,171,175
8.38%, 09/15/21 (Call 09/15/16)[b]	11,270	12,678,750

		171,341,039
PHARMACEUTICALS — 1.62%
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a,b]	11,775	11,981,063
Endo Finance LLC & Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[b]	5,250	5,236,875
7.00%, 07/15/19 (Call 07/15/15)[b]	6,975	7,419,656
7.00%, 12/15/20 (Call 12/15/15)[b]	1,370	1,465,900
7.25%, 01/15/22 (Call 07/15/16)[a,b]	1,300	1,408,875
Forest Laboratories Inc.
4.38%, 02/01/19[b]	575	619,396
4.88%, 02/15/21[b]	600	659,782
5.00%, 12/15/21 (Call 09/16/21)[b]	650	716,778
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)[b]	13,900	14,282,250

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

NBTY Inc.
9.00%, 10/01/18 (Call 10/01/14)	$9,125	$9,512,813
Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (Call 12/01/16)[a,b]	13,250	13,465,313
6.38%, 10/15/20 (Call 10/15/16)[a,b]	32,450	34,031,937
6.75%, 10/01/17 (Call 10/01/14)[a,b]	8,900	9,233,750
6.75%, 08/15/21 (Call 02/15/16)[b]	10,220	10,769,325
6.88%, 12/01/18 (Call 12/01/14)[a,b]	14,450	15,046,062
7.00%, 10/01/20 (Call 10/01/15)[a,b]	11,085	11,777,813
7.25%, 07/15/22 (Call 07/15/16)[a,b]	7,950	8,486,625
VPII Escrow Corp./Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (Call 08/15/15)[a,b]	22,050	23,593,500
7.50%, 07/15/21 (Call 07/15/16)[b]	23,700	25,862,625

		205,570,338
PIPELINES — 4.26%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	20,000	21,100,000
4.88%, 03/15/24 (Call 03/15/19)	10,475	11,051,125
5.88%, 04/15/21 (Call 04/15/15)	9,750	10,318,593
6.13%, 07/15/22 (Call 01/15/17)[a]	14,170	15,355,390
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21 (Call 05/15/16)	6,350	6,150,903
5.88%, 08/01/23 (Call 02/01/18)	9,425	9,554,888

Security	Principal (000s)	Value

6.63%, 10/01/20 (Call 10/01/16)	$7,800	$8,221,025
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)	7,115	7,372,919
6.13%, 03/01/22 (Call 11/01/16)[a]	8,350	8,652,657
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[b,d]	9,011	8,605,505
El Paso LLC
7.00%, 06/15/17	10,615	11,994,950
7.25%, 06/01/18	6,650	7,676,680
8.25%, 02/15/16[a]	2,300	2,513,341
Energy Transfer Equity LP
5.88%, 01/15/24[a]	16,325	17,182,062
7.50%, 10/15/20	18,680	21,622,100
Kinder Morgan Finance Co. LLC
5.70%, 01/05/16	11,745	12,374,958
6.00%, 01/15/18[a,b]	11,090	12,323,762
Kinder Morgan Inc.
5.00%, 02/15/21 (Call 01/15/21)[b]	11,575	12,385,250
5.63%, 11/15/23 (Call 08/15/23)[b]	10,450	11,521,125
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)	14,250	14,463,750
5.50%, 02/15/23 (Call 08/15/17)	11,575	12,211,625
6.25%, 06/15/22 (Call 12/15/16)	7,591	8,179,300
6.75%, 11/01/20 (Call 11/01/15)	7,965	8,542,462
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	19,040	19,611,581
9.63%, 06/01/19 (Call 06/01/15)[a,b]	7,900	8,578,422
NuStar Logistics LP
4.80%, 09/01/20	7,918	7,920,860

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	$8,950	$8,947,707
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
6.50%, 05/15/21 (Call 05/15/16)	6,225	6,738,563
8.38%, 06/01/20 (Call 06/01/16)[a]	4,275	4,755,938
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)[a]	8,450	8,466,593
5.00%, 10/01/22 (Call 07/01/22)	4,725	4,878,563
5.50%, 04/15/23 (Call 10/15/17)[a]	10,600	11,130,000
5.75%, 09/01/20 (Call 06/01/20)[a]	6,650	7,151,167
5.88%, 03/01/22 (Call 12/01/21)	12,935	13,969,800
6.50%, 07/15/21 (Call 07/15/16)[a]	8,000	8,620,000
6.88%, 12/01/18 (Call 12/01/14)	9,580	10,011,100
Rockies Express Pipeline LLC
3.90%, 04/15/15[b]	1,050	1,058,337
5.63%, 04/15/20[b]	10,440	11,033,579
6.00%, 01/15/19[b]	8,375	8,919,375
6.85%, 07/15/18[b]	7,700	8,345,732
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	28,650	30,154,125
5.63%, 04/15/23[a]	12,850	13,423,751
5.63%, 04/15/23 (Call 01/15/23)[b]	8,100	8,461,664
5.75%, 05/15/24[a,b]	28,370	29,653,601
6.25%, 03/15/22[a,b]	14,550	15,717,975
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	8,800	8,789,000

Security	Principal (000s)	Value

5.25%, 05/01/23 (Call 11/01/17)	$8,000	$8,440,000
6.88%, 02/01/21 (Call 02/01/16)	8,100	8,748,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.13%, 10/15/21 (Call 10/15/16)[a]	6,950	7,279,245

		540,179,048
REAL ESTATE — 0.30%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)[a]	12,175	12,343,015
Realogy Group LLC
7.63%, 01/15/20 (Call 01/15/16)[a,b]	6,470	7,058,005
7.88%, 02/15/19 (Call 02/15/15)[a,b]	5,250	5,572,863
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	6,800	6,800,000
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[b]	6,750	6,842,813

		38,616,696
REAL ESTATE INVESTMENT TRUSTS — 0.46%
Crown Castle International Corp.
4.88%, 04/15/22	13,800	14,041,500
5.25%, 01/15/23	23,575	24,459,063
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	9,600	9,564,000
5.00%, 07/01/19 (Call 07/01/16)	10,825	10,825,000

		58,889,563
RETAIL — 2.95%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	8,650	9,214,095
7.00%, 05/20/22 (Call 05/20/17)[a]	13,160	14,260,126

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)	$6,980	$7,326,253
Best Buy Co. Inc.
5.00%, 08/01/18[a]	6,900	7,176,000
5.50%, 03/15/21 (Call 12/15/20)[a]	10,100	10,504,000
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)[a]	8,960	9,497,600
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)[a]	6,455	5,712,675
9.00%, 03/15/19 (Call 03/15/15)[a,b]	16,850	17,566,125
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	7,200	7,407,000
6.75%, 01/15/22 (Call 11/15/16)	7,250	7,521,735
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	6,150	5,581,125
L Brands Inc.
5.63%, 02/15/22	14,100	15,192,750
5.63%, 10/15/23[a]	6,500	7,003,750
6.63%, 04/01/21[a]	15,090	17,108,287
6.90%, 07/15/17	10,712	11,943,880
7.00%, 05/01/20[a]	6,460	7,364,400
8.50%, 06/15/19	7,300	8,760,000
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	8,025	8,145,375
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	13,750	14,832,812
Party City Holdings Inc. Series WI
8.88%, 08/01/20 (Call 08/01/15)[a]	10,700	11,796,750
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 09/29/14)[a,b]	8,250	8,745,000

Security	Principal (000s)	Value

QVC Inc.
3.13%, 04/01/19	$4,730	$4,780,810
4.38%, 03/15/23[a]	9,525	9,585,409
4.45%, 02/15/25[b]	7,000	7,012,403
4.85%, 04/01/24	8,275	8,587,549
5.13%, 07/02/22	8,850	9,391,309
7.38%, 10/15/20 (Call 04/15/15)[b]	8,314	8,875,195
7.50%, 10/01/19 (Call 10/01/14)[b]	13,000	13,551,200
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)[a]	12,600	13,343,718
8.00%, 08/15/20 (Call 08/15/15)	10,450	11,399,546
9.25%, 03/15/20 (Call 03/15/16)	11,000	12,344,760
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[a]	12,200	12,871,000
6.88%, 11/15/19 (Call 11/15/15)	10,700	11,529,250
Sears Holdings Corp.
6.63%, 10/15/18[a]	14,845	13,490,394
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	7,150	7,127,490
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)[a]	5,800	5,048,900
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 09/29/14)[a]	11,725	11,988,812

		373,587,483
SEMICONDUCTORS — 1.22%
Advanced Micro Devices Inc.
6.75%, 03/01/19[a,b]	9,850	10,317,875
7.00%, 07/01/24 (Call 07/01/19)[a,b]	6,875	6,995,313
7.50%, 08/15/22[a]	7,750	8,282,812

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

7.75%, 08/01/20 (Call 08/01/15)	$6,700	$7,060,125
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)[a]	7,075	7,446,438
6.63%, 06/01/21 (Call 06/01/15)[a]	5,625	5,955,469
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[b]	7,650	7,697,812
6.00%, 01/15/22 (Call 11/15/16)[b]	14,740	15,403,300
8.05%, 02/01/20 (Call 06/01/15)[a]	1,061	1,143,228
10.75%, 08/01/20 (Call 08/01/15)[a]	8,480	9,476,400
Micron Technology Inc.
5.50%, 02/01/25 (Call 08/01/19)[b]	13,835	14,007,937
5.88%, 02/15/22 (Call 02/15/17)[a,b]	7,850	8,399,500
NXP BV/NXP Funding LLC
3.50%, 09/15/16[a,b]	4,500	4,578,750
3.75%, 06/01/18[b]	12,075	12,105,187
5.75%, 02/15/21 (Call 02/15/17)[a,b]	10,075	10,578,750
5.75%, 03/15/23 (Call 03/15/18)[a,b]	6,150	6,472,875
Sensata Technologies BV
4.88%, 10/15/23[a,b]	7,723	7,665,078
6.50%, 05/15/19 (Call 05/15/15)[a,b]	10,200	10,722,750

		154,309,599
SHIPBUILDING — 0.15%
Huntington Ingalls Industries Inc.
6.88%, 03/15/18 (Call 03/15/15)	9,835	10,375,925
7.13%, 03/15/21 (Call 03/15/16)[a]	8,360	9,091,500

		19,467,425
SOFTWARE — 2.50%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[b]	21,450	23,058,750

Security	Principal (000s)	Value

6.13%, 09/15/23 (Call 09/15/18)[b]	$11,075	$12,127,125
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[b]	22,500	23,793,750
BMC Software Inc.
8.13%, 07/15/21 (Call 07/15/16)[b]	23,725	23,843,625
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[b]	19,002	20,498,407
7.38%, 06/15/19 (Call 06/15/15)[b]	23,100	24,630,377
8.25%, 01/15/21 (Call 01/15/16)[b]	29,852	32,501,365
8.88%, 08/15/20 (Call 08/15/15)[b]	10,000	10,912,500
10.63%, 06/15/21 (Call 04/15/16)	9,196	10,673,108
11.25%, 01/15/21 (Call 01/15/16)	8,855	10,293,938
11.75%, 08/15/21 (Call 05/15/16)[a]	23,385	27,674,922
12.63%, 01/15/21 (Call 01/15/16)[a]	43,932	53,679,412
IMS Health Inc.
6.00%, 11/01/20 (Call 11/01/15)[b]	1,050	1,103,813
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)	15,400	16,940,000
11.50%, 07/15/18 (Call 07/15/15)	7,720	8,656,050
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a,b]	16,150	16,271,125

		316,658,267
STORAGE & WAREHOUSING — 0.22%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	15,250	15,821,875
10.75%, 10/15/19 (Call 10/15/16)[b]	12,550	12,487,250

		28,309,125

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

TELECOMMUNICATIONS — 13.76%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[b]	$10,450	$10,613,263
6.75%, 11/15/20 (Call 11/15/16)[a,b]	15,380	16,283,575
8.88%, 01/01/20 (Call 07/01/16)[a,b]	9,050	10,084,810
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[a,b]	13,500	14,259,375
7.88%, 12/15/19 (Call 12/15/15)[b]	6,750	7,315,313
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	6,800	7,403,500
9.88%, 12/15/20 (Call 12/15/16)[b]	7,750	8,835,000
Altice SA
7.75%, 05/15/22 (Call 05/15/17)[a,b]	39,700	42,379,750
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a,b]	14,990	14,915,050
10.50%, 03/01/21 (Call 03/01/17)[a,b]	21,295	19,484,925
CenturyLink Inc.
5.80%, 03/15/22	20,452	21,576,860
6.00%, 04/01/17	7,900	8,541,875
6.45%, 06/15/21	18,000	19,755,000
Series V
5.63%, 04/01/20	14,360	15,185,700
Series W
6.75%, 12/01/23[a]	11,450	12,709,500
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)[a]	11,294	12,310,460
8.75%, 03/15/18 (Call 09/29/14)[a]	8,557	8,942,065
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[b]	9,650	9,770,625
5.50%, 06/15/24 (Call 06/15/19)[a,b]	10,025	10,175,375

Security	Principal (000s)	Value

Embarq Corp.
7.08%, 06/01/16	$15,250	$16,684,781
Frontier Communications Corp.
7.13%, 03/15/19[a]	7,500	8,343,750
7.13%, 01/15/23[a]	12,050	12,712,750
7.63%, 04/15/24[a]	11,900	12,762,750
8.13%, 10/01/18[a]	9,450	10,962,000
8.25%, 04/15/17[a]	8,770	9,953,950
8.50%, 04/15/20[a]	16,615	19,314,937
8.75%, 04/15/22[a]	7,210	8,399,650
9.25%, 07/01/21	7,450	8,828,250
Hughes Satellite Systems Corp.
6.50%, 06/15/19	15,020	16,522,000
7.63%, 06/15/21[a]	13,340	15,074,200
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	14,425	14,461,062
Intelsat (Luxembourg) SA
6.75%, 06/01/18 (Call 06/01/15)	9,800	10,253,250
7.75%, 06/01/21 (Call 06/01/17)	30,225	31,887,375
8.13%, 06/01/23 (Call 06/01/18)[a]	15,550	16,871,750
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	29,235	29,088,825
6.63%, 12/15/22 (Call 12/15/17)[a]	18,950	19,802,750
7.25%, 04/01/19 (Call 04/01/15)[a]	21,363	22,537,965
7.25%, 10/15/20 (Call 10/15/15)[a]	32,870	35,253,075
7.50%, 04/01/21 (Call 04/01/16)	17,665	19,232,769
8.50%, 11/01/19 (Call 11/01/14)[a]	4,850	5,098,563
Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[b,d]	10,350	10,971,000
Level 3 Communications Inc.
11.88%, 02/01/19 (Call 02/01/15)[a]	8,550	9,351,563

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Level 3 Escrow II Inc.
5.38%, 08/15/22 (Call 08/15/17)[b]	$15,100	$15,156,625
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 11/15/16)[b]	7,525	7,929,469
7.00%, 06/01/20 (Call 06/01/16)	11,000	11,838,750
8.13%, 07/01/19 (Call 07/01/15)	18,050	19,494,000
8.63%, 07/15/20 (Call 01/15/16)	11,895	13,158,844
9.38%, 04/01/19 (Call 04/01/15)	6,980	7,555,850
MetroPCS Wireless Inc.
6.63%, 11/15/20 (Call 11/15/15)	14,020	14,685,950
7.88%, 09/01/18 (Call 09/29/14)[a]	18,965	19,771,012
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	8,278	8,236,610
6.63%, 10/15/21 (Call 10/15/17)[a,b]	9,010	9,764,588
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	16,600	2,490,000
8.88%, 12/15/19 (Call 12/15/14)[a]	8,760	2,496,600
10.00%, 08/15/16 (Call 09/29/14)[a]	6,525	1,827,000
NII International Telecom SCA
7.88%, 08/15/19 (Call 02/15/17)[a,b]	10,200	6,732,000
11.38%, 08/15/19 (Call 02/15/17)[a,b]	9,500	6,293,750
Nokia OYJ
5.38%, 05/15/19[a]	15,000	16,132,074
PAETEC Holding Corp.
9.88%, 12/01/18 (Call 12/01/14)	5,450	5,811,063
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[b]	10,750	10,588,750

Security	Principal (000s)	Value

5.63%, 10/01/19 (Call 10/01/16)[a]	$8,600	$9,051,500
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[a]	12,107	12,772,885
SoftBank Corp.
4.50%, 04/15/20[a,b]	37,300	37,952,750
Sprint Communications Inc.
6.00%, 12/01/16	29,200	31,098,000
6.00%, 11/15/22[a]	32,900	32,817,750
7.00%, 03/01/20[b]	13,750	15,296,875
7.00%, 08/15/20[a]	23,900	25,543,125
8.38%, 08/15/17[a]	20,820	23,656,725
9.00%, 11/15/18[b]	44,720	52,993,200
9.13%, 03/01/17	15,250	17,442,187
11.50%, 11/15/21	13,620	17,808,150
Sprint Corp.
7.13%, 06/15/24[b]	37,850	38,796,250
7.25%, 09/15/21[b]	33,700	35,974,750
7.88%, 09/15/23[b]	63,450	68,050,125
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)[a]	6,150	6,342,188
6.13%, 01/15/22 (Call 01/15/18)[a]	14,700	15,141,000
6.25%, 04/01/21 (Call 04/01/17)	25,900	26,968,375
6.46%, 04/28/19 (Call 04/28/15)	18,650	19,442,625
6.50%, 01/15/24 (Call 01/15/19)[a]	13,675	14,256,187
6.54%, 04/28/20 (Call 04/28/16)	18,125	19,121,875
6.63%, 04/28/21 (Call 04/28/17)	19,725	20,711,250
6.63%, 04/01/23 (Call 04/01/18)	26,850	28,192,500
6.73%, 04/28/22 (Call 04/28/17)	17,550	18,515,250
6.84%, 04/28/23 (Call 04/28/18)[a]	9,825	10,414,500
Telecom Italia Capital SA
7.00%, 06/04/18[a]	15,240	17,392,650
7.18%, 06/18/19	14,800	16,862,054

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Telecom Italia SpA
5.30%, 05/30/24[b]	$22,650	$23,159,625
tw telecom holdings Inc.
5.38%, 10/01/22 (Call 10/01/17)[a]	13,450	14,610,062
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[b]	14,900	15,738,125
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[b]	12,070	13,322,262
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[b]	11,950	12,995,625
Virgin Media Finance PLC
6.38%, 04/15/23 (Call 04/15/18)[a,b]	8,650	9,190,625
8.38%, 10/15/19 (Call 10/15/14)[a]	7,950	8,337,992
Virgin Media Secured Finance PLC
5.25%, 01/15/21	6,800	7,089,000
5.38%, 04/15/21 (Call 04/15/17)[a,b]	13,250	13,713,750
5.50%, 01/15/25 (Call 01/15/19)[a,b]	7,450	7,665,285
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	15,975	15,575,625
7.88%, 01/15/19 (Call 11/15/14)	5,177	5,429,379
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[b]	23,550	23,608,875
6.50%, 04/30/20 (Call 04/30/16)[b]	8,125	8,714,063
7.38%, 04/23/21 (Call 04/23/17)[b]	42,700	45,048,500
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)[a]	11,000	11,027,500
7.50%, 06/01/22 (Call 06/01/17)[a]	7,500	8,118,750

Security	Principal or Shares (000s)	Value

7.50%, 04/01/23 (Call 04/01/16)[a]	$8,900	$9,478,500
7.75%, 10/15/20 (Call 10/15/15)	10,715	11,545,413
7.75%, 10/01/21 (Call 10/01/16)[a]	13,600	14,756,000
7.88%, 11/01/17[a]	15,625	17,773,437

		1,744,387,040
TRANSPORTATION — 0.22%
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[a]	15,920	17,343,104
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[b]	9,681	10,213,455

		27,556,559
TRUCKING & LEASING — 0.02%
Aviation Capital Group Corp.
7.13%, 10/15/20[b]	1,665	1,900,704

		1,900,704

TOTAL CORPORATE BONDS & NOTES
(Cost: $12,130,116,734)		12,308,170,869

SHORT-TERM INVESTMENTS — 15.44%

MONEY MARKET FUNDS — 15.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,f,g]	1,623,563	1,623,563,153
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	167,406	167,405,561
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	167,179	167,178,987

		1,958,147,701

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,958,147,701)		1,958,147,701

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 112.51%
(Cost: $14,088,264,435)	$14,266,318,570
Other Assets, Less Liabilities — (12.51)%	(1,585,827,990)

NET ASSETS — 100.00%	$12,680,490,580

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.25%

ADVERTISING — 0.16%
Omnicom Group Inc.
3.63%, 05/01/22	$5,888	$6,063,902
4.45%, 08/15/20[a]	17,500	18,986,548
WPP Finance 2010
4.75%, 11/21/21[a]	3,000	3,320,992

		28,371,442
AEROSPACE & DEFENSE — 1.40%
Boeing Co. (The)
4.88%, 02/15/20[a]	4,277	4,857,323
General Dynamics Corp.
1.00%, 11/15/17	1,900	1,880,096
2.25%, 11/15/22 (Call 08/15/22)	16,685	15,934,645
L-3 Communications Corp.
4.75%, 07/15/20	8,023	8,688,187
5.20%, 10/15/19	10,215	11,302,206
Lockheed Martin Corp.
3.35%, 09/15/21	18,979	19,825,103
4.07%, 12/15/42	10,000	9,930,349
4.25%, 11/15/19	1,872	2,056,377
Northrop Grumman Corp.
1.75%, 06/01/18	5,097	5,087,796
3.25%, 08/01/23	18,235	18,258,173
4.75%, 06/01/43[a]	7,750	8,332,094
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,319	1,276,524
3.13%, 10/15/20	21,845	22,754,211
United Technologies Corp.
3.10%, 06/01/22	27,428	28,031,803
4.50%, 04/15/20[a]	7,415	8,248,736
4.50%, 06/01/42	38,869	42,270,298
5.38%, 12/15/17	10,888	12,288,225
5.70%, 04/15/40	5,996	7,532,959
6.13%, 02/01/19	6,888	8,096,085
6.13%, 07/15/38	12,041	15,759,331

		252,410,521
AGRICULTURE — 1.52%
Altria Group Inc.
2.85%, 08/09/22	4,565	4,452,613
4.00%, 01/31/24[a]	14,342	14,909,335

Security	Principal (000s)	Value
4.25%, 08/09/42	$11,539	$10,931,666
4.75%, 05/05/21	21,528	23,976,758
5.38%, 01/31/44[a]	12,028	13,377,003
9.25%, 08/06/19	8,508	11,201,446
9.70%, 11/10/18	19,869	25,883,791
9.95%, 11/10/38	3,193	5,397,270
Archer-Daniels-Midland Co.
4.48%, 03/01/21	8,955	9,975,003
Lorillard Tobacco Co.
6.88%, 05/01/20[a]	10,651	12,631,125
8.13%, 06/23/19[a]	3,400	4,229,916
Philip Morris International Inc.
1.13%, 08/21/17[a]	3,350	3,341,121
1.88%, 01/15/19[a]	9,100	9,085,422
2.50%, 08/22/22	11,485	11,226,470
2.90%, 11/15/21	8,545	8,698,555
3.88%, 08/21/42	3,625	3,445,141
4.13%, 03/04/43	14,698	14,483,058
4.38%, 11/15/41	7,449	7,629,413
4.50%, 03/26/20	9,614	10,661,470
4.88%, 11/15/43[a]	4,150	4,593,362
5.65%, 05/16/18	21,271	24,275,488
6.38%, 05/16/38	15,109	19,689,242
Reynolds American Inc.
3.25%, 11/01/22[a]	6,149	6,031,233
4.75%, 11/01/42[a]	14,105	13,890,721

		274,016,622
AUTO MANUFACTURERS — 0.95%
American Honda Finance Corp.
2.13%, 10/10/18	13,500	13,680,365
Daimler Finance North America LLC
8.50%, 01/18/31	15,540	23,877,101
Ford Motor Co.
4.75%, 01/15/43[a]	19,888	20,856,434
7.45%, 07/16/31	18,687	25,580,931
Toyota Motor Credit Corp.
1.25%, 10/05/17	10,300	10,271,160
2.00%, 10/24/18	18,800	18,970,360
2.10%, 01/17/19[a]	5,250	5,302,209
2.13%, 07/18/19	4,850	4,868,430
3.30%, 01/12/22	14,958	15,580,301
3.40%, 09/15/21	19,861	20,744,814
4.25%, 01/11/21	4,000	4,407,912

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Series B
4.50%, 06/17/20[a]	$5,304	$5,916,415

		170,056,432
BANKS — 25.81%
Abbey National Treasury Services PLC
3.05%, 08/23/18[a]	8,285	8,657,779
4.00%, 03/13/24	12,090	12,622,429
American Express Bank FSB
6.00%, 09/13/17	11,737	13,299,118
Australia and New Zealand Banking Group Ltd.
1.88%, 10/06/17[a]	12,000	12,175,322
2.25%, 06/13/19	15,000	15,085,059
Bank of America Corp.
2.00%, 01/11/18	20,755	20,872,303
2.60%, 01/15/19	19,274	19,511,446
2.65%, 04/01/19	21,350	21,608,032
3.30%, 01/11/23	30,919	30,730,199
4.00%, 04/01/24	27,500	28,429,398
4.10%, 07/24/23	20,600	21,557,167
4.13%, 01/22/24	20,559	21,457,268
4.88%, 04/01/44	9,183	9,894,365
5.00%, 05/13/21[a]	8,150	9,131,620
5.00%, 01/21/44	15,600	17,120,607
5.63%, 07/01/20	24,145	27,743,728
5.65%, 05/01/18	34,070	38,336,593
5.70%, 01/24/22	24,779	28,848,748
5.75%, 12/01/17	26,650	29,861,986
5.88%, 01/05/21	14,815	17,310,212
5.88%, 02/07/42	17,431	21,310,883
6.00%, 09/01/17	17,315	19,428,938
6.11%, 01/29/37	17,040	20,162,786
6.40%, 08/28/17	8,780	9,963,087
6.88%, 04/25/18	52,115	60,842,954
6.88%, 11/15/18[a]	1,363	1,610,867
7.63%, 06/01/19	20,615	25,271,794
7.75%, 05/14/38	12,168	17,083,266
Bank of America N.A.
6.00%, 10/15/36	6,895	8,585,842
Bank of Montreal
1.40%, 09/11/17	9,700	9,707,275
1.45%, 04/09/18 (Call 03/09/18)[a]	12,032	11,937,641

Security	Principal (000s)	Value
2.38%, 01/25/19 (Call 12/25/18)[a]	$9,450	$9,617,170
2.55%, 11/06/22 (Call 10/06/22)	9,000	8,790,049
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)[a]	5,668	5,703,627
2.20%, 05/15/19 (Call 04/15/19)[a]	5,941	5,973,000
3.55%, 09/23/21 (Call 08/23/21)	17,420	18,352,662
3.65%, 02/04/24 (Call 01/05/24)	6,000	6,269,858
Bank of Nova Scotia
1.38%, 12/18/17 (Call 11/18/17)[a]	3,500	3,485,994
1.45%, 04/25/18[a]	22,214	22,022,960
2.05%, 10/30/18	13,500	13,563,547
2.05%, 06/05/19	14,350	14,300,198
2.80%, 07/21/21	1,000	1,004,385
4.38%, 01/13/21	3,424	3,798,829
Barclays Bank PLC
2.50%, 02/20/19[a]	25,600	26,045,604
3.75%, 05/15/24[a]	14,750	15,136,527
5.13%, 01/08/20	9,205	10,407,988
5.14%, 10/14/20[a]	17,734	19,353,240
6.75%, 05/22/19	19,664	23,609,454
BNP Paribas SA
2.38%, 09/14/17	17,164	17,573,669
2.40%, 12/12/18	16,000	16,155,163
2.45%, 03/17/19[a]	8,000	8,090,608
2.70%, 08/20/18[a]	7,780	7,998,147
3.25%, 03/03/23[a]	12,625	12,707,049
5.00%, 01/15/21	33,620	37,934,132
BPCE SA
2.50%, 12/10/18	24,750	25,099,673
2.50%, 07/15/19	4,250	4,269,373
4.00%, 04/15/24[a]	9,650	10,041,863
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	15,500	15,803,781
Capital One Bank (USA) N.A.
2.95%, 07/23/21	10,000	10,031,904

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	$7,000	$7,046,941
3.75%, 04/24/24 (Call 03/24/24)[a]	16,500	16,926,858
4.75%, 07/15/21	10,547	11,688,251
6.75%, 09/15/17[a]	4,967	5,717,961
Citigroup Inc.
1.75%, 05/01/18[a]	12,659	12,616,543
2.50%, 09/26/18	13,540	13,794,901
2.50%, 07/29/19	10,000	10,060,496
2.55%, 04/08/19	18,000	18,242,969
3.38%, 03/01/23[a]	17,500	17,618,828
3.50%, 05/15/23[a]	22,250	21,845,548
3.75%, 06/16/24	10,000	10,244,352
3.88%, 10/25/23[a]	16,600	17,239,980
4.05%, 07/30/22	23,800	24,594,168
4.50%, 01/14/22	30,283	33,165,254
5.30%, 05/06/44	5,000	5,385,958
5.38%, 08/09/20[a]	26,262	30,013,860
5.50%, 09/13/25	23,059	25,903,858
5.88%, 02/22/33	5,800	6,617,192
5.88%, 01/30/42	11,348	13,995,771
6.00%, 08/15/17	12,321	13,847,780
6.13%, 11/21/17	35,573	40,388,866
6.13%, 05/15/18[a]	26,653	30,623,663
6.13%, 08/25/36	19,020	22,403,268
6.63%, 06/15/32	7,250	8,886,359
6.68%, 09/13/43	7,500	9,587,389
6.88%, 03/05/38	5,584	7,517,003
8.13%, 07/15/39	26,055	40,044,008
8.50%, 05/22/19	19,634	24,919,911
Commonwealth Bank of Australia
1.90%, 09/18/17	9,675	9,808,738
2.25%, 03/13/19	15,250	15,413,324
Credit Suisse New York
2.30%, 05/28/19[a]	17,820	17,899,450
4.38%, 08/05/20	12,380	13,564,791
5.30%, 08/13/19[a]	13,152	15,022,829
5.40%, 01/14/20[a]	13,402	15,080,533
6.00%, 02/15/18	12,008	13,539,020
Deutsche Bank AG London
2.50%, 02/13/19[a]	15,883	16,150,090

Security	Principal (000s)	Value
3.70%, 05/30/24	$17,290	$17,569,941
6.00%, 09/01/17	33,999	38,378,432
Discover Bank
2.00%, 02/21/18[a]	18,250	18,342,518
3.20%, 08/09/21 (Call 07/09/21)	3,000	3,003,710
4.20%, 08/08/23	12,000	12,668,014
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)[a]	520	548,310
8.25%, 03/01/38	14,413	21,605,684
Fifth Third Bank
2.38%, 04/25/19 (Call 03/25/19)	10,000	10,114,086
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	25,517	25,953,823
2.63%, 01/31/19	11,250	11,393,538
2.90%, 07/19/18	44,989	46,358,231
3.63%, 01/22/23	19,245	19,537,070
4.00%, 03/03/24	29,125	30,057,151
4.80%, 07/08/44 (Call 01/08/44)	3,500	3,673,203
5.25%, 07/27/21	39,396	44,496,478
5.38%, 03/15/20	14,132	15,992,303
5.75%, 01/24/22	38,343	44,535,935
5.95%, 01/18/18	23,527	26,567,326
5.95%, 01/15/27	5,175	5,998,693
6.00%, 06/15/20	13,789	16,041,109
6.13%, 02/15/33[a]	21,280	26,201,500
6.15%, 04/01/18	33,860	38,575,222
6.25%, 09/01/17	24,920	28,191,445
6.25%, 02/01/41	29,432	37,199,002
6.45%, 05/01/36	7,859	9,376,883
6.75%, 10/01/37	50,514	62,849,382
7.50%, 02/15/19	19,750	23,925,114
HSBC Bank (USA) N.A.
4.88%, 08/24/20	5,510	6,147,736
5.63%, 08/15/35[a]	1,493	1,798,172
5.88%, 11/01/34	4,000	4,944,058
HSBC Holdings PLC
4.00%, 03/30/22	21,391	22,945,841
4.25%, 03/14/24[a]	13,700	14,282,572
4.88%, 01/14/22	14,500	16,362,605

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
5.10%, 04/05/21[a]	$27,155	$31,113,661
5.25%, 03/14/44	19,625	21,641,426
6.10%, 01/14/42	6,303	8,210,822
6.50%, 05/02/36	22,425	28,308,026
6.50%, 09/15/37	27,854	35,387,588
6.80%, 06/01/38	17,690	23,369,601
HSBC USA Inc.
1.63%, 01/16/18	16,295	16,344,745
2.25%, 06/23/19	18,000	18,097,492
2.63%, 09/24/18	3,413	3,518,493
5.00%, 09/27/20[a]	3,490	3,881,141
Intesa Sanpaolo SpA
3.88%, 01/16/18	13,890	14,539,487
3.88%, 01/15/19	21,550	22,552,476
5.25%, 01/12/24	7,075	7,781,173
J.P. Morgan Chase & Co.
1.63%, 05/15/18[a]	26,496	26,370,992
1.80%, 01/25/18[a]	11,555	11,603,573
2.00%, 08/15/17	11,662	11,863,954
2.35%, 01/28/19[a]	8,750	8,846,423
3.20%, 01/25/23[a]	39,838	39,748,173
3.25%, 09/23/22	26,988	27,212,815
3.38%, 05/01/23	20,116	19,871,542
3.63%, 05/13/24	5,000	5,105,418
3.88%, 02/01/24[a]	8,260	8,640,392
4.25%, 10/15/20[a]	22,505	24,410,213
4.35%, 08/15/21	20,870	22,718,877
4.40%, 07/22/20	16,925	18,499,919
4.50%, 01/24/22[a]	32,825	35,931,755
4.63%, 05/10/21[a]	24,840	27,510,422
4.85%, 02/01/44	11,150	12,223,541
4.95%, 03/25/20	5,898	6,612,584
5.40%, 01/06/42	11,150	13,121,319
5.50%, 10/15/40	8,486	10,085,996
5.60%, 07/15/41	11,440	13,803,409
5.63%, 08/16/43	13,148	15,441,749
6.00%, 01/15/18	36,192	41,181,331
6.30%, 04/23/19	28,746	33,820,115
6.40%, 05/15/38	16,635	21,622,915
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	21,480	24,272,138
KeyBank N.A.
1.65%, 02/01/18	10,500	10,506,625

Security	Principal (000s)	Value
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	$11,000	$11,096,229
5.10%, 03/24/21[a]	9,901	11,269,720
Lloyds Bank PLC
2.30%, 11/27/18	15,830	16,041,592
6.38%, 01/21/21	7,741	9,403,658
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (Call 12/30/18)	2,600	2,632,087
Morgan Stanley
2.13%, 04/25/18[a]	9,192	9,268,768
2.38%, 07/23/19	21,500	21,488,138
2.50%, 01/24/19[a]	34,350	34,777,633
3.75%, 02/25/23	39,820	40,898,545
4.10%, 05/22/23	17,440	17,821,397
4.88%, 11/01/22[a]	11,020	11,911,316
5.00%, 11/24/25	26,672	28,746,295
5.50%, 01/26/20	22,033	25,074,675
5.50%, 07/24/20	7,535	8,596,070
5.50%, 07/28/21	30,844	35,493,893
5.63%, 09/23/19	30,562	34,927,293
5.75%, 01/25/21	33,534	38,946,659
5.95%, 12/28/17	7,085	8,016,478
6.25%, 08/28/17[a]	2,736	3,099,749
6.38%, 07/24/42	25,037	32,696,614
6.63%, 04/01/18[a]	35,712	41,358,217
7.25%, 04/01/32	2,362	3,227,330
7.30%, 05/13/19	40,355	48,918,795
Series F
3.88%, 04/29/24[a]	18,752	19,259,607
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	20,000	20,577,244
National Australia Bank Ltd.
2.30%, 07/25/18[a]	7,500	7,624,074
3.00%, 01/20/23[a]	9,759	9,666,289
Northern Trust Corp.
3.95%, 10/30/25	8,500	8,943,651
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[a,b]	14,525	14,676,207

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
2.25%, 07/02/19 (Call 06/02/19)[b]	$5,250	$5,275,221
2.70%, 11/01/22 (Call 10/01/22)[b]	16,250	15,754,871
2.95%, 01/30/23 (Call 12/30/22)[a,b]	5,800	5,734,321
3.80%, 07/25/23 (Call 06/25/23)[b]	17,428	18,212,042
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[b]	8,665	8,885,570
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[a,b]	7,069	7,261,316
4.38%, 08/11/20[b]	3,773	4,155,686
5.13%, 02/08/20[a,b]	3,965	4,517,029
Rabobank Nederland
1.70%, 03/19/18[a]	18,400	18,497,570
2.25%, 01/14/19	20,000	20,315,404
3.88%, 02/08/22	30,018	32,135,236
3.95%, 11/09/22[a]	16,500	16,997,020
4.50%, 01/11/21	9,843	10,918,547
4.63%, 12/01/23[a]	22,100	23,582,311
5.25%, 05/24/41[a]	15,055	17,589,789
5.75%, 12/01/43	6,620	7,841,872
Royal Bank of Canada
1.50%, 01/16/18	11,500	11,507,779
2.15%, 03/15/19	6,000	6,058,644
2.20%, 07/27/18	24,046	24,593,515
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	6,059	6,937,324
6.13%, 01/11/21	14,410	17,058,327
6.40%, 10/21/19[a]	16,912	19,889,471
Societe Generale SA
2.63%, 10/01/18[a]	10,500	10,757,294
2.75%, 10/12/17[a]	10,750	11,128,459
State Street Corp.
3.10%, 05/15/23[a]	10,842	10,781,271
3.70%, 11/20/23[a]	8,680	9,105,506
4.38%, 03/07/21	8,915	9,923,365
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	6,750	6,708,787
2.25%, 07/11/19[a]	5,000	5,016,685

Security	Principal (000s)	Value
2.45%, 01/10/19	$11,335	$11,521,356
3.20%, 07/18/22	6,099	6,214,844
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	3,185	3,225,723
2.50%, 05/01/19 (Call 04/01/19)	5,000	5,047,671
Svenska Handelsbanken AB
1.63%, 03/21/18[a]	14,050	14,073,898
2.25%, 06/17/19	6,250	6,303,617
2.50%, 01/25/19[a]	16,375	16,808,851
Toronto-Dominion Bank (The)
1.40%, 04/30/18	16,670	16,525,289
2.13%, 07/02/19[a]	5,000	4,999,494
2.63%, 09/10/18	13,081	13,489,424
U.S. Bancorp
1.95%, 11/15/18 (Call 10/15/18)	8,955	9,044,516
2.20%, 04/25/19 (Call 03/25/19)	18,000	18,168,925
2.95%, 07/15/22 (Call 06/15/22)	22,087	21,926,611
3.00%, 03/15/22 (Call 02/15/22)	3,087	3,132,239
3.70%, 01/30/24 (Call 12/29/23)[a]	3,000	3,147,890
4.13%, 05/24/21 (Call 04/23/21)	10,649	11,686,994
UBS AG Stamford
2.38%, 08/14/19	10,000	10,023,587
4.88%, 08/04/20	20,325	22,874,617
5.75%, 04/25/18	18,286	20,823,991
5.88%, 12/20/17[a]	23,283	26,444,848
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	11,903	13,899,429
5.75%, 02/01/18	27,293	31,012,092
Wells Fargo & Co.
1.50%, 01/16/18	30,933	30,932,258
2.13%, 04/22/19	23,900	23,935,061
2.15%, 01/15/19[a]	7,200	7,271,971
3.00%, 01/22/21	17,800	18,208,416
3.50%, 03/08/22	26,301	27,424,247
4.10%, 06/03/26	11,565	11,897,360

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
4.13%, 08/15/23[a]	$20,000	$21,132,456
4.60%, 04/01/21	18,347	20,512,634
5.38%, 02/07/35	550	653,033
5.38%, 11/02/43	25,746	29,391,309
5.61%, 01/15/44	14,844	17,563,204
5.63%, 12/11/17[a]	21,534	24,343,873
Series M
3.45%, 02/13/23[a]	29,475	29,751,399
Wells Fargo Bank N.A.
5.85%, 02/01/37	10,000	12,729,230
5.95%, 08/26/36	200	255,351
6.00%, 11/15/17	11,272	12,827,490
6.60%, 01/15/38	16,854	23,432,357
Westpac Banking Corp.
1.60%, 01/12/18[a]	7,000	7,018,292
2.00%, 08/14/17	4,500	4,585,846
2.25%, 07/30/18	5,795	5,903,512
2.25%, 01/17/19[a]	22,000	22,299,240
4.88%, 11/19/19	18,280	20,651,188

		4,638,837,373
BEVERAGES — 2.90%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[a]	14,500	14,398,109
2.15%, 02/01/19[a]	15,998	16,200,957
2.63%, 01/17/23[a]	8,088	7,932,479
3.70%, 02/01/24[a]	17,666	18,586,662
4.00%, 01/17/43	4,980	4,953,689
4.63%, 02/01/44[a]	11,200	12,266,555
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	11,103	10,880,281
3.75%, 07/15/42	12,054	11,523,099
5.00%, 04/15/20	16,352	18,540,530
5.38%, 01/15/20	27,388	31,586,967
6.88%, 11/15/19	9,027	11,071,607
7.75%, 01/15/19	20,928	25,848,813
8.20%, 01/15/39	10,497	16,592,645
Bottling Group LLC
5.13%, 01/15/19	9,537	10,770,788
Coca-Cola Co. (The)
1.15%, 04/01/18[a]	17,000	16,822,452
1.65%, 03/14/18	8,404	8,495,773
1.65%, 11/01/18[a]	19,000	19,057,961
2.45%, 11/01/20[a]	15,845	16,057,437
3.15%, 11/15/20[a]	9,911	10,397,596

Security	Principal (000s)	Value
3.20%, 11/01/23	$23,200	$23,660,764
3.30%, 09/01/21	15,503	16,344,735
5.35%, 11/15/17	3,800	4,280,211
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	17,738	17,234,198
5.75%, 10/23/17	9,797	11,094,850
Diageo Investment Corp.
2.88%, 05/11/22	10,404	10,446,395
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	8,770	11,843,129
PepsiCo Inc.
1.25%, 08/13/17[a]	5,564	5,572,517
2.25%, 01/07/19 (Call 12/07/18)	4,600	4,692,694
2.75%, 03/05/22	13,742	13,783,189
2.75%, 03/01/23	15,292	15,094,056
3.00%, 08/25/21	5,496	5,653,549
3.13%, 11/01/20	9,731	10,163,360
3.60%, 03/01/24 (Call 12/01/23)[a]	13,000	13,563,356
4.00%, 03/05/42	10,848	10,710,610
4.50%, 01/15/20	11,534	12,889,216
4.88%, 11/01/40	8,885	9,948,595
5.00%, 06/01/18	9,219	10,326,899
5.50%, 01/15/40	9,785	11,804,377
7.90%, 11/01/18	16,080	19,903,441

		520,994,541
BIOTECHNOLOGY — 1.49%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	12,500	12,523,110
3.45%, 10/01/20	7,585	7,889,426
3.63%, 05/15/22 (Call 02/15/22)[a]	5,650	5,883,522
3.63%, 05/22/24 (Call 02/22/24)	15,300	15,639,394
3.88%, 11/15/21 (Call 08/15/21)	13,275	14,179,415
4.10%, 06/15/21 (Call 03/15/21)	13,445	14,566,330
5.15%, 11/15/41 (Call 05/15/41)	22,802	25,343,547

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
5.38%, 05/15/43 (Call 11/15/42)	$10,450	$12,044,871
5.65%, 06/15/42 (Call 12/15/41)[a]	7,500	8,903,225
5.70%, 02/01/19	11,540	13,209,028
6.38%, 06/01/37[a]	11,339	14,339,689
6.40%, 02/01/39	12,627	16,154,936
Celgene Corp.
3.25%, 08/15/22[a]	10,650	10,807,515
3.63%, 05/15/24 (Call 02/15/24)[a]	12,000	12,239,275
4.63%, 05/15/44 (Call 11/15/43)	10,000	10,383,979
Gilead Sciences Inc.
2.05%, 04/01/19	6,000	6,013,129
3.70%, 04/01/24 (Call 01/01/24)	18,414	19,230,685
4.40%, 12/01/21 (Call 09/01/21)	10,110	11,210,273
4.50%, 04/01/21 (Call 01/01/21)	4,434	4,941,756
4.80%, 04/01/44 (Call 10/01/43)	14,950	16,645,255
5.65%, 12/01/41 (Call 06/01/41)[a]	13,255	16,361,592

		268,509,952
CHEMICALS — 2.17%
CF Industries Inc.
3.45%, 06/01/23[a]	12,850	12,829,774
4.95%, 06/01/43[a]	10,495	10,843,564
5.15%, 03/15/34	12,555	13,745,556
5.38%, 03/15/44	5,050	5,545,542
6.88%, 05/01/18	10,100	11,810,677
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	2,350	2,324,703
4.13%, 11/15/21 (Call 08/15/21)[a]	13,166	14,150,210
4.25%, 11/15/20 (Call 08/15/20)	15,900	17,313,987
4.38%, 11/15/42 (Call 05/15/42)[a]	11,250	11,101,886
5.25%, 11/15/41 (Call 05/15/41)	9,145	10,150,923

Security	Principal (000s)	Value
7.38%, 11/01/29	$8,397	$11,392,828
8.55%, 05/15/19	22,700	29,006,074
9.40%, 05/15/39	10,338	17,272,056
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	14,597	14,436,353
3.63%, 01/15/21[a]	9,500	10,177,915
4.15%, 02/15/43[a]	6,175	6,192,099
4.63%, 01/15/20	9,423	10,538,587
6.00%, 07/15/18	15,631	18,126,686
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)[a]	6,038	6,224,787
Ecolab Inc.
4.35%, 12/08/21	10,963	12,028,787
5.50%, 12/08/41	7,698	9,089,775
LYB International Finance BV
4.00%, 07/15/23	6,940	7,344,396
4.88%, 03/15/44 (Call 09/15/43)[a]	6,000	6,490,879
5.25%, 07/15/43[a]	9,750	11,005,887
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	21,000	23,395,865
5.75%, 04/15/24 (Call 01/15/24)	16,020	18,948,092
6.00%, 11/15/21 (Call 08/17/21)	9,222	10,981,272
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)	5,000	5,099,210
4.40%, 07/15/44 (Call 01/15/44)	10,000	10,400,525
4.70%, 07/15/64 (Call 01/15/64)	5,110	5,349,746
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	10,100	10,777,137
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)[a]	8,000	8,299,770
Rohm and Haas Co.
7.85%, 07/15/29	12,006	16,862,164

		389,257,712

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.17%
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	$10,000	$10,149,312
3.75%, 08/15/21 (Call 06/15/21)	4,940	5,042,018
4.25%, 08/15/24 (Call 05/15/24)	15,000	15,398,712

		30,590,042
COMPUTERS — 3.00%
Apple Inc.
1.00%, 05/03/18	40,000	39,265,332
2.10%, 05/06/19[a]	20,500	20,663,615
2.40%, 05/03/23	50,450	48,643,517
2.85%, 05/06/21	28,750	29,318,385
3.45%, 05/06/24	25,000	25,734,815
3.85%, 05/04/43[a]	30,234	29,076,818
4.45%, 05/06/44	10,050	10,621,200
EMC Corp.
1.88%, 06/01/18	9,919	9,955,789
2.65%, 06/01/20	24,150	24,376,648
3.38%, 06/01/23 (Call 03/01/23)[a]	19,135	19,473,002
Hewlett-Packard Co.
2.60%, 09/15/17	16,600	17,131,663
2.75%, 01/14/19	16,450	16,845,160
3.75%, 12/01/20	6,590	6,907,764
4.30%, 06/01/21[a]	14,510	15,667,069
4.38%, 09/15/21	12,275	13,311,263
4.65%, 12/09/21[a]	19,947	21,960,169
5.50%, 03/01/18[a]	8,780	9,888,026
6.00%, 09/15/41	9,680	11,493,447
International Business Machines Corp.
1.25%, 02/08/18	1,970	1,961,062
1.63%, 05/15/20	10,655	10,318,144
1.88%, 08/01/22[a]	4,440	4,152,163
1.95%, 02/12/19[a]	6,640	6,669,496
3.38%, 08/01/23	20,325	20,884,714
3.63%, 02/12/24[a]	16,495	17,174,327
4.00%, 06/20/42	13,250	13,133,513
5.70%, 09/14/17	33,805	38,186,118
7.63%, 10/15/18	21,548	26,460,828
8.38%, 11/01/19	4,887	6,373,294

Security	Principal (000s)	Value
Seagate HDD Cayman
3.75%, 11/15/18[c]	$7,000	$7,157,500
4.75%, 06/01/23	10,750	11,059,062
4.75%, 01/01/25[a,c]	5,000	5,081,250

		538,945,153
COSMETICS & PERSONAL CARE — 0.30%
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	5,000	5,015,807
2.30%, 02/06/22	7,115	7,026,418
3.10%, 08/15/23[a]	17,074	17,558,734
4.70%, 02/15/19	5,149	5,809,228
5.55%, 03/05/37	15,395	19,311,622

		54,721,809
DIVERSIFIED FINANCIAL SERVICES — 4.95%
American Express Co.
1.55%, 05/22/18	2,887	2,873,767
2.65%, 12/02/22	7,900	7,734,050
4.05%, 12/03/42	11,836	11,742,932
6.15%, 08/28/17	12,765	14,517,378
7.00%, 03/19/18	15,732	18,556,843
American Express Credit Corp.
2.13%, 07/27/18	12,163	12,346,973
2.13%, 03/18/19[a]	15,750	15,837,942
2.25%, 08/15/19	8,000	8,030,030
Associates Corp. of North America
6.95%, 11/01/18	1,742	2,060,566
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
6.40%, 10/02/17[a]	24,855	28,368,048
7.25%, 02/01/18	20,617	24,328,062
Capital One Bank (USA) N.A.
2.25%, 02/13/19 (Call 01/13/19)	12,670	12,690,905
3.38%, 02/15/23	9,580	9,588,044
8.80%, 07/15/19	7,340	9,382,626
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	10,518	12,421,770
Ford Motor Credit Co. LLC
2.38%, 01/16/18	24,860	25,311,649
2.38%, 03/12/19[a]	11,500	11,517,250
2.88%, 10/01/18[a]	3,175	3,268,028

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
4.25%, 09/20/22	$12,995	$13,902,989
4.38%, 08/06/23[a]	12,864	13,793,248
5.00%, 05/15/18	13,121	14,475,348
5.75%, 02/01/21	11,005	12,786,848
5.88%, 08/02/21	24,258	28,497,250
6.63%, 08/15/17	5,008	5,703,684
8.13%, 01/15/20[a]	6,508	8,265,056
General Electric Capital Corp.
1.63%, 04/02/18[a]	17,000	17,075,640
2.30%, 01/14/19[a]	15,734	16,036,950
3.10%, 01/09/23	22,117	22,238,418
3.15%, 09/07/22[a]	25,452	25,823,136
3.45%, 05/15/24 (Call 02/13/24)[a]	11,000	11,261,556
4.38%, 09/16/20[a]	1,721	1,898,941
4.63%, 01/07/21	28,383	31,785,415
4.65%, 10/17/21	20,627	23,135,282
5.30%, 02/11/21	22,110	25,432,627
5.50%, 01/08/20[a]	21,665	25,051,506
5.63%, 09/15/17	11,430	12,855,740
5.63%, 05/01/18	29,748	33,884,962
5.88%, 01/14/38	46,311	57,358,119
6.00%, 08/07/19[a]	17,974	21,180,790
6.15%, 08/07/37[a]	10,550	13,426,604
6.88%, 01/10/39	30,874	42,900,899
Series A
5.55%, 05/04/20[a]	390	452,330
6.75%, 03/15/32	42,142	56,949,595
Goldman Sachs Capital I
6.35%, 02/15/34	14,616	17,004,314
HSBC Finance Corp.
6.68%, 01/15/21	31,357	37,672,911
Intercontinental Exchange Inc.
4.00%, 10/15/23	8,000	8,481,782
Jefferies Group LLC
5.13%, 04/13/18	16,419	17,950,430
6.88%, 04/15/21	5,452	6,444,531
Nomura Holdings Inc.
2.75%, 03/19/19[a]	12,500	12,716,541
6.70%, 03/04/20	13,748	16,489,885
NYSE Euronext
2.00%, 10/05/17	6,705	6,797,756

		890,307,946

Security	Principal (000s)	Value
ELECTRIC — 1.25%
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	$7,500	$8,735,053
6.13%, 04/01/36	16,200	20,668,929
6.50%, 09/15/37	10,600	14,019,204
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	9,400	9,939,175
Duke Energy Carolinas LLC
5.30%, 02/15/40	5,420	6,541,116
Duke Energy Florida Inc.
6.40%, 06/15/38	14,714	20,061,034
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)[a]	11,280	12,470,443
6.25%, 10/01/39[a]	6,720	7,999,012
Georgia Power Co.
4.30%, 03/15/42	11,685	12,074,461
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	5,713	5,868,800
6.40%, 03/15/18[a]	9,398	10,873,381
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	7,618	9,761,717
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	1,386	1,448,400
5.40%, 01/15/40[a]	9,525	11,212,628
5.80%, 03/01/37	5,100	6,266,213
6.05%, 03/01/34	36,374	45,900,401
8.25%, 10/15/18	5,383	6,674,637
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	13,000	14,491,989

		225,006,593
ELECTRONICS — 0.64%
Honeywell International Inc.
4.25%, 03/01/21[a]	3,626	4,029,555
5.00%, 02/15/19	11,037	12,512,135
5.30%, 03/01/18	7,983	9,012,831
Koninklijke Philips NV
3.75%, 03/15/22	12,287	12,976,217

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
5.75%, 03/11/18	$9,507	$10,794,260
6.88%, 03/11/38	4,891	6,696,941
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	16,482	16,669,850
3.15%, 01/15/23 (Call 10/15/22)	8,575	8,531,050
3.60%, 08/15/21 (Call 05/15/21)	16,396	17,123,174
4.15%, 02/01/24 (Call 11/01/23)	10,725	11,331,208
4.50%, 03/01/21	5,192	5,706,436

		115,383,657
ENGINEERING & CONSTRUCTION — 0.10%
ABB Finance (USA) Inc.
2.88%, 05/08/22	14,618	14,607,652
4.38%, 05/08/42	3,075	3,221,546

		17,829,198
ENVIRONMENTAL CONTROL — 0.11%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)[a]	5,300	5,548,953
5.00%, 03/01/20	13,507	15,176,412

		20,725,365
FOOD — 1.68%
ConAgra Foods Inc.
1.90%, 01/25/18	11,645	11,651,478
3.20%, 01/25/23 (Call 10/25/22)[a]	9,497	9,364,587
4.65%, 01/25/43 (Call 07/25/42)[a]	11,320	11,482,511
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	15,704	16,183,032
5.65%, 02/15/19	7,850	9,065,343
Kellogg Co.
4.00%, 12/15/20	3,362	3,626,282
Series B
7.45%, 04/01/31	14,035	18,624,444
Kraft Foods Group Inc.
3.50%, 06/06/22	21,162	21,786,980
5.00%, 06/04/42	19,668	21,498,725
5.38%, 02/10/20	10,330	11,760,157
6.50%, 02/09/40[a]	7,453	9,629,918
6.88%, 01/26/39[a]	8,975	11,940,491

Security	Principal (000s)	Value
Kroger Co. (The)
6.15%, 01/15/20	$11,311	$13,239,589
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	6,000	6,014,393
4.00%, 02/01/24 (Call 11/01/23)	750	788,339
5.38%, 02/10/20	18,090	20,639,228
6.13%, 08/23/18[a]	3,518	4,060,066
6.50%, 08/11/17	7,428	8,475,290
6.50%, 02/09/40	21,289	27,897,763
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	8,000	8,118,366
3.95%, 08/15/24 (Call 05/15/24)	10,000	10,226,107
Unilever Capital Corp.
2.20%, 03/06/19	14,091	14,312,712
4.25%, 02/10/21	13,563	15,075,261
4.80%, 02/15/19	6,814	7,677,166
5.90%, 11/15/32	7,175	9,623,332

		302,761,560
FOREST PRODUCTS & PAPER — 0.36%
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	6,000	6,034,892
4.75%, 02/15/22 (Call 11/15/21)	6,627	7,336,289
4.80%, 06/15/44 (Call 12/15/43)[a]	6,000	6,186,881
7.30%, 11/15/39	3,050	4,169,462
7.50%, 08/15/21	10,774	13,769,315
7.95%, 06/15/18	21,724	26,417,223

		63,914,062
GAS — 0.05%
Sempra Energy
6.00%, 10/15/39[a]	6,990	8,894,369

		8,894,369
HEALTH CARE – PRODUCTS — 0.71%
Baxter International Inc.
1.85%, 06/15/18	3,635	3,648,889
3.20%, 06/15/23 (Call 03/15/23)[a]	16,562	16,649,535

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Becton, Dickinson and Co.
3.13%, 11/08/21	$9,948	$10,267,930
Boston Scientific Corp.
6.00%, 01/15/20[a]	9,053	10,500,508
Covidien International Finance SA
6.00%, 10/15/17	7,250	8,237,960
6.55%, 10/15/37	12,950	17,379,000
Medtronic Inc.
1.38%, 04/01/18	12,377	12,319,883
2.75%, 04/01/23 (Call 01/01/23)	7,014	6,855,406
3.63%, 03/15/24 (Call 12/15/23)	11,775	12,266,427
4.00%, 04/01/43 (Call 10/01/42)	8,000	7,830,494
4.45%, 03/15/20	13,366	14,809,731
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	6,868	6,900,536

		127,666,299
HEALTH CARE – SERVICES — 0.96%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)[a]	13,065	12,841,284
3.95%, 09/01/20	5,483	5,923,518
6.63%, 06/15/36	7,798	10,145,634
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)[a]	4,395	4,680,305
5.38%, 02/15/42 (Call 08/15/41)	11,255	13,076,380
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)[a]	11,054	11,113,223
2.88%, 03/15/23[a]	5,000	4,976,817
4.25%, 03/15/43 (Call 09/15/42)[a]	12,080	12,255,404
5.80%, 03/15/36	4,000	4,979,406
6.00%, 02/15/18	10,334	11,849,613
6.88%, 02/15/38	12,450	17,225,149
WellPoint Inc.
2.25%, 08/15/19	3,550	3,536,669
3.13%, 05/15/22	8,050	8,045,076

Security	Principal (000s)	Value
3.30%, 01/15/23	$13,350	$13,426,241
3.50%, 08/15/24 (Call 05/15/24)	5,000	5,016,631
4.63%, 05/15/42	10,595	10,846,265
4.65%, 01/15/43	9,410	9,739,751
4.65%, 08/15/44 (Call 02/15/44)	5,000	5,177,308
5.85%, 01/15/36	2,950	3,496,975
6.38%, 06/15/37	3,470	4,386,026

		172,737,675
INSURANCE — 2.17%
Aflac Inc.
8.50%, 05/15/19	7,525	9,625,164
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	10,000	10,040,462
3.38%, 08/15/20[a]	10,000	10,431,925
4.13%, 02/15/24[a]	12,900	13,702,128
4.50%, 07/16/44 (Call 01/16/44)	10,000	10,319,991
4.88%, 06/01/22	6,394	7,174,475
5.85%, 01/16/18	24,719	28,013,702
6.25%, 05/01/36[a]	9,750	12,479,305
6.40%, 12/15/20[a]	16,002	19,330,821
8.25%, 08/15/18	23,875	29,435,595
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22[a]	7,867	7,974,785
4.25%, 01/15/21[a]	10,517	11,624,037
5.40%, 05/15/18[a]	10,771	12,235,384
5.75%, 01/15/40	6,350	7,834,599
Berkshire Hathaway Inc.
1.55%, 02/09/18	7,000	7,019,170
2.10%, 08/14/19	10,000	10,054,253
4.50%, 02/11/43[a]	8,871	9,428,986
Chubb Corp. (The)
6.00%, 05/11/37	4,075	5,251,038
MetLife Inc.
3.60%, 04/10/24[a]	7,525	7,749,504
4.13%, 08/13/42[a]	4,658	4,626,121
4.75%, 02/08/21	8,494	9,567,546
4.88%, 11/13/43	10,000	11,083,274

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
5.70%, 06/15/35	$3,820	$4,693,776
5.88%, 02/06/41	12,850	16,125,676
6.38%, 06/15/34	7,875	10,351,405
7.72%, 02/15/19[a]	10,653	13,174,312
Series A
6.82%, 08/15/18	13,229	15,726,103
Series D
4.37%, 09/15/23	11,975	13,059,194
Prudential Financial Inc.
4.60%, 05/15/44	5,000	5,205,524
7.38%, 06/15/19	10,082	12,393,232
Series D
6.00%, 12/01/17	11,184	12,721,882
6.63%, 12/01/37	8,925	11,817,828
Travelers Companies Inc. (The)
5.35%, 11/01/40	6,950	8,305,709
6.25%, 06/15/37	8,515	11,122,630

		389,699,536
INTERNET — 0.46%
Amazon.com Inc.
1.20%, 11/29/17	2,755	2,736,612
2.50%, 11/29/22 (Call 08/29/22)[a]	22,472	21,537,888
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)[a]	7,000	7,003,195
2.60%, 07/15/22 (Call 04/15/22)[a]	13,488	13,108,100
2.88%, 08/01/21 (Call 06/01/21)	5,000	5,026,165
3.45%, 08/01/24 (Call 05/01/24)[a]	5,000	5,031,604
4.00%, 07/15/42 (Call 01/15/42)[a]	8,170	7,515,205
Google Inc.
3.38%, 02/25/24	11,820	12,258,710
3.63%, 05/19/21	7,161	7,705,085

		81,922,564
IRON & STEEL — 0.02%
Cliffs Natural Resources Inc.
6.25%, 10/01/40	4,001	3,474,430

		3,474,430

Security	Principal (000s)	Value
MACHINERY — 0.68%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	$3,000	$3,010,057
5.45%, 04/15/18	1,427	1,618,525
7.15%, 02/15/19	8,320	10,150,120
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	6,115	6,268,181
3.80%, 08/15/42	14,795	14,258,453
3.90%, 05/27/21	13,487	14,636,025
5.20%, 05/27/41[a]	10,860	12,733,147
7.90%, 12/15/18	15,240	19,023,144
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	13,971	13,810,029
3.90%, 06/09/42 (Call 12/09/41)	10,710	10,590,214
4.38%, 10/16/19	11,683	13,001,963
John Deere Capital Corp.
1.95%, 12/13/18	3,259	3,276,155

		122,376,013
MANUFACTURING — 0.79%
3M Co.
5.70%, 03/15/37	3,350	4,257,577
Danaher Corp.
5.40%, 03/01/19	2,919	3,335,354
Eaton Corp.
1.50%, 11/02/17	12,100	12,097,407
2.75%, 11/02/22	15,380	15,074,159
4.15%, 11/02/42	6,215	6,186,721
General Electric Co.
2.70%, 10/09/22	28,160	27,938,471
3.38%, 03/11/24[a]	3,000	3,087,814
4.13%, 10/09/42	17,847	18,329,115
4.50%, 03/11/44	14,750	16,094,024
5.25%, 12/06/17	21,619	24,244,500
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	12,550	12,148,280

		142,793,422
MEDIA — 6.10%
21st Century Fox America Inc.
3.00%, 09/15/22	19,825	19,638,819

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
4.50%, 02/15/21	$5,074	$5,593,586
6.15%, 03/01/37	8,275	10,165,059
6.15%, 02/15/41	18,680	23,200,674
6.20%, 12/15/34	12,947	16,117,410
6.40%, 12/15/35[a]	7,200	9,202,930
6.65%, 11/15/37	8,827	11,439,947
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	2,091	3,039,905
Comcast Corp.
2.85%, 01/15/23[a]	5,885	5,884,536
3.13%, 07/15/22	17,272	17,683,597
3.38%, 02/15/25 (Call 11/15/24)	10,000	10,148,825
3.60%, 03/01/24[a]	18,411	19,151,652
4.25%, 01/15/33	9,850	10,257,305
4.65%, 07/15/42	12,102	13,085,692
4.75%, 03/01/44	13,611	14,935,271
5.15%, 03/01/20	16,508	18,900,475
5.65%, 06/15/35	6,000	7,297,004
5.70%, 05/15/18	9,035	10,340,312
5.88%, 02/15/18[a]	12,790	14,645,691
6.30%, 11/15/17	6,653	7,665,135
6.40%, 05/15/38[a]	1,800	2,364,162
6.40%, 03/01/40[a]	6,800	8,968,955
6.45%, 03/15/37	17,030	22,383,668
6.50%, 11/15/35	2,150	2,860,900
6.55%, 07/01/39[a]	11,375	15,231,408
6.95%, 08/15/37	26,413	36,664,503
7.05%, 03/15/33	1,085	1,501,837
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	11,200	11,210,075
3.80%, 03/15/22	11,482	11,998,503
4.45%, 04/01/24 (Call 01/01/24)	13,660	14,691,282
4.60%, 02/15/21 (Call 11/15/20)	17,685	19,517,483
5.00%, 03/01/21	13,646	15,353,654
5.15%, 03/15/42[a]	11,748	12,695,684
5.20%, 03/15/20	5,405	6,108,068
5.88%, 10/01/19	5,058	5,877,466
6.00%, 08/15/40 (Call 05/15/40)	13,325	15,846,162
6.38%, 03/01/41[a]	11,035	13,743,593

Security	Principal (000s)	Value
Discovery Communications LLC
4.88%, 04/01/43[a]	$10,000	$10,470,511
5.05%, 06/01/20	17,823	19,945,921
6.35%, 06/01/40	5,100	6,285,067
Historic TW Inc.
6.63%, 05/15/29	11,830	15,030,499
NBCUniversal Media LLC
2.88%, 01/15/23[a]	14,216	14,203,577
4.38%, 04/01/21	27,925	30,888,851
4.45%, 01/15/43	23,925	24,873,062
5.15%, 04/30/20	15,049	17,260,467
5.95%, 04/01/41[a]	17,450	21,987,080
6.40%, 04/30/40	5,925	7,812,962
Thomson Reuters Corp.
6.50%, 07/15/18	6,979	8,129,016
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	15,306	16,438,217
4.50%, 09/15/42 (Call 03/15/42)	16,750	17,060,746
5.00%, 02/01/20	17,363	19,494,859
5.50%, 09/01/41 (Call 03/01/41)	8,320	9,625,536
5.88%, 11/15/40 (Call 05/15/40)	11,550	13,959,369
6.55%, 05/01/37	8,443	10,907,131
6.75%, 07/01/18	25,144	29,550,345
6.75%, 06/15/39[a]	15,359	20,237,800
7.30%, 07/01/38	20,250	28,067,195
8.25%, 04/01/19	23,420	29,503,703
8.75%, 02/14/19	9,604	12,262,132
Time Warner Entertainment Co. LP
8.38%, 03/15/23	13,853	18,793,732
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	1,500	1,505,096
4.70%, 01/15/21	13,473	14,902,735
4.75%, 03/29/21	7,410	8,224,875
4.88%, 03/15/20	18,880	21,050,433
6.10%, 07/15/40	10,140	12,148,021
6.25%, 03/29/41	14,335	17,535,015
6.50%, 11/15/36[a]	9,850	12,220,729
7.63%, 04/15/31	17,019	23,590,066
7.70%, 05/01/32	18,963	26,651,393

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	$15,589	$16,443,659
4.38%, 03/15/43	18,050	17,034,680
5.85%, 09/01/43 (Call 03/01/43)	13,255	15,375,317
6.88%, 04/30/36[a]	5,813	7,455,108
Walt Disney Co. (The)
1.10%, 12/01/17[a]	13,300	13,236,317
1.85%, 05/30/19	6,300	6,273,492
2.35%, 12/01/22	3,500	3,412,549
2.75%, 08/16/21	11,750	11,982,006

		1,097,240,497
METAL FABRICATE & HARDWARE — 0.12%
Precision Castparts Corp.
1.25%, 01/15/18	17,589	17,434,844
2.50%, 01/15/23 (Call 10/15/22)	4,125	3,994,267

		21,429,111
MINING — 2.73%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	54	58,877
Barrick Gold Corp.
3.85%, 04/01/22[a]	19,875	20,169,315
4.10%, 05/01/23[a]	17,500	17,712,377
5.25%, 04/01/42	1,450	1,461,056
6.95%, 04/01/19	3,094	3,696,435
Barrick North America Finance LLC
4.40%, 05/30/21	7,981	8,425,912
5.70%, 05/30/41	19,514	20,581,451
5.75%, 05/01/43	10,816	11,673,636
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	2,250	2,461,374
BHP Billiton Finance (USA) Ltd.
2.88%, 02/24/22[a]	8,068	8,126,462
3.25%, 11/21/21	6,499	6,747,596
3.85%, 09/30/23[a]	18,400	19,579,396
4.13%, 02/24/42	17,800	18,030,763
5.00%, 09/30/43[a]	19,650	22,484,422
6.50%, 04/01/19[a]	14,798	17,723,948

Security	Principal (000s)	Value
Freeport-McMoRan Inc.
2.38%, 03/15/18[a]	$18,211	$18,473,027
3.10%, 03/15/20	11,630	11,791,380
3.55%, 03/01/22 (Call 12/01/21)	23,339	23,479,316
3.88%, 03/15/23 (Call 12/15/22)[a]	22,685	23,053,994
5.45%, 03/15/43 (Call 09/15/42)[a]	15,250	16,579,129
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	15,500	15,209,539
4.88%, 03/15/42 (Call 09/15/41)	22,231	20,674,830
5.13%, 10/01/19[a]	5,319	5,904,770
6.25%, 10/01/39	2,772	3,024,166
Rio Tinto Alcan Inc.
6.13%, 12/15/33	250	308,215
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	152	159,757
3.75%, 09/20/21[a]	15,768	16,789,025
4.13%, 05/20/21	7,955	8,651,120
5.20%, 11/02/40	14,402	16,258,173
6.50%, 07/15/18	19,399	22,789,121
7.13%, 07/15/28	3,400	4,493,604
9.00%, 05/01/19	20,779	27,090,447
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (Call 11/14/18)	15,819	16,089,268
2.88%, 08/21/22 (Call 05/21/22)[a]	12,056	11,957,882
3.50%, 03/22/22 (Call 12/22/21)	12,321	12,872,972
4.13%, 08/21/42 (Call 02/21/42)[a]	13,121	12,833,465
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	12,380	12,200,185
6.25%, 07/15/41 (Call 01/15/41)	9,325	10,407,397

		490,023,802

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.12%
Xerox Corp.
4.50%, 05/15/21	$14,271	$15,484,378
6.35%, 05/15/18[a]	5,572	6,427,503

		21,911,881
OIL & GAS — 8.88%
Anadarko Petroleum Corp.
6.20%, 03/15/40	12,015	15,211,873
6.38%, 09/15/17	16,785	19,145,001
6.45%, 09/15/36	20,717	26,664,608
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	7,083	7,249,747
4.75%, 04/15/43 (Call 10/15/42)	26,085	27,885,994
5.10%, 09/01/40 (Call 03/01/40)	9,850	10,883,839
6.00%, 01/15/37	11,790	14,556,817
BP Capital Markets PLC
1.38%, 11/06/17[a]	10,150	10,143,719
1.38%, 05/10/18[a]	14,595	14,457,641
2.24%, 09/26/18	6,201	6,302,309
2.24%, 05/10/19	9,235	9,299,311
2.50%, 11/06/22	3,000	2,896,056
2.75%, 05/10/23	15,090	14,698,398
3.25%, 05/06/22[a]	24,678	25,204,204
3.56%, 11/01/21	10,480	11,012,920
3.81%, 02/10/24	15,250	15,991,277
3.99%, 09/26/23[a]	2,200	2,342,606
4.50%, 10/01/20	15,618	17,283,916
4.74%, 03/11/21[a]	14,317	16,109,616
4.75%, 03/10/19	8,587	9,590,803
Canadian Natural Resources Ltd.
6.25%, 03/15/38[a]	11,871	15,113,382
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	13,707	13,970,435
5.70%, 10/15/19	742	857,207
6.75%, 11/15/39	13,625	18,138,434
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	25,476	25,378,037

Security	Principal (000s)	Value
1.72%, 06/24/18 (Call 05/24/18)	$5,918	$5,977,015
2.36%, 12/05/22 (Call 09/05/22)	22,334	21,779,275
2.43%, 06/24/20 (Call 05/24/20)	6,859	6,981,129
3.19%, 06/24/23 (Call 03/24/23)	26,660	27,423,254
4.95%, 03/03/19	18,209	20,634,557
ConocoPhillips
5.75%, 02/01/19	19,053	22,058,573
6.00%, 01/15/20	10,938	12,976,099
6.50%, 02/01/39	33,142	45,108,019
6.95%, 04/15/29	5,188	7,142,630
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	9,490	9,395,550
2.40%, 12/15/22 (Call 09/15/22)	16,750	16,314,138
Continental Resources Inc.
3.80%, 06/01/24 (Call 03/01/24)[a,c]	8,350	8,537,371
4.50%, 04/15/23 (Call 01/15/23)	18,840	20,317,056
4.90%, 06/01/44 (Call 12/01/43)[c]	1,170	1,234,043
5.00%, 09/15/22 (Call 03/15/17)	20,500	21,990,028
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	6,150	6,200,881
3.25%, 05/15/22 (Call 02/15/22)[a]	16,156	16,460,016
4.75%, 05/15/42 (Call 11/15/41)	14,315	15,183,716
5.60%, 07/15/41 (Call 01/15/41)	9,850	11,623,505
7.95%, 04/15/32	9,310	13,458,135
Devon Financing Corp. ULC
7.88%, 09/30/31	9,460	13,535,267
Encana Corp.
6.50%, 08/15/34	12,190	15,444,710
6.50%, 02/01/38	4,400	5,663,816

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Ensco PLC
4.70%, 03/15/21	$13,530	$14,776,853
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	15,075	14,682,884
4.10%, 02/01/21	5,821	6,341,828
5.63%, 06/01/19	6,669	7,685,634
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)	15,000	15,096,973
3.18%, 03/15/24 (Call 12/15/23)	10,000	10,340,206
Hess Corp.
5.60%, 02/15/41[a]	8,118	9,631,599
6.00%, 01/15/40	8,965	11,029,795
7.30%, 08/15/31	7,268	9,857,827
8.13%, 02/15/19	14,162	17,640,629
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	12,000	12,546,745
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	3,775	3,692,104
5.90%, 03/15/18	9,530	10,849,529
6.60%, 10/01/37	8,450	11,073,038
Marathon Petroleum Corp.
5.13%, 03/01/21	11,025	12,494,678
6.50%, 03/01/41 (Call 09/01/40)	11,271	14,242,773
Nabors Industries Inc.
6.15%, 02/15/18	12,150	13,800,711
Nexen Energy ULC
5.88%, 03/10/35	10,298	12,122,186
6.40%, 05/15/37	13,778	17,259,149
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	8,702	9,371,584
5.25%, 11/15/43 (Call 05/15/43)[a]	9,330	10,452,548
6.00%, 03/01/41 (Call 09/01/40)	11,115	13,509,637
8.25%, 03/01/19	9,742	12,144,797

Security	Principal (000s)	Value
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)[a]	$9,550	$9,365,203
3.13%, 02/15/22 (Call 11/15/21)	5,746	5,869,016
Series 1
4.10%, 02/01/21 (Call 11/01/20)	16,310	17,806,333
Petro-Canada
6.80%, 05/15/38	9,915	13,286,527
Phillips 66
4.30%, 04/01/22	13,409	14,484,490
5.88%, 05/01/42	18,980	23,324,871
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	4,030	4,448,113
6.50%, 11/15/20 (Call 11/15/15)[a]	6,029	6,667,915
6.75%, 02/01/22 (Call 02/01/17)	4,004	4,529,525
6.88%, 02/15/23 (Call 02/15/18)	9,911	11,497,030
Pride International Inc.
6.88%, 08/15/20	9,430	11,361,606
Shell International Finance BV
1.90%, 08/10/18	18,850	19,094,074
2.00%, 11/15/18	11,150	11,313,408
2.25%, 01/06/23[a]	10,989	10,499,268
2.38%, 08/21/22	13,619	13,255,902
3.40%, 08/12/23[a]	12,028	12,438,672
4.30%, 09/22/19	23,551	26,055,917
4.38%, 03/25/20	5,375	5,996,621
4.55%, 08/12/43[a]	18,666	20,625,790
5.50%, 03/25/40	16,940	20,750,045
6.38%, 12/15/38	13,210	17,847,841
Statoil ASA
2.45%, 01/17/23	7,130	6,919,836
2.65%, 01/15/24[a]	14,609	14,224,738
2.90%, 11/08/20	6,377	6,555,420
3.13%, 08/17/17	11,566	12,205,104
3.15%, 01/23/22	5,892	6,091,591
3.70%, 03/01/24[a]	10,400	11,006,991
3.95%, 05/15/43[a]	11,111	10,967,530

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
4.80%, 11/08/43[a]	$6,361	$7,167,744
5.10%, 08/17/40	5,275	6,141,457
5.25%, 04/15/19	13,453	15,327,028
Series FXD
1.95%, 11/08/18	7,905	7,984,449
Suncor Energy Inc.
6.10%, 06/01/18	8,125	9,356,389
6.50%, 06/15/38	6,483	8,417,372
6.85%, 06/01/39	10,925	14,767,439
Total Capital Canada Ltd.
1.45%, 01/15/18	2,203	2,203,552
2.75%, 07/15/23[a]	11,487	11,246,656
Total Capital International SA
2.13%, 01/10/19	7,000	7,102,537
2.70%, 01/25/23	13,459	13,201,418
2.88%, 02/17/22[a]	14,755	14,928,638
3.70%, 01/15/24	12,250	12,812,839
3.75%, 04/10/24	12,206	12,802,147
Total Capital SA
2.13%, 08/10/18	14,442	14,682,104
4.45%, 06/24/20	16,546	18,442,630
Transocean Inc.
2.50%, 10/15/17	2,861	2,897,949
3.80%, 10/15/22 (Call 07/15/22)[a]	4,650	4,518,880
6.00%, 03/15/18[a]	18,543	20,641,259
6.38%, 12/15/21	7,600	8,609,306
6.50%, 11/15/20[a]	9,032	10,195,467
6.80%, 03/15/38	12,522	13,656,133
Valero Energy Corp.
6.13%, 02/01/20[a]	10,324	12,139,229
6.63%, 06/15/37[a]	14,693	18,580,596
7.50%, 04/15/32	8,181	10,929,382
9.38%, 03/15/19[a]	1,499	1,944,511

		1,595,657,128
OIL & GAS SERVICES — 0.94%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	1,950	2,027,521
5.13%, 09/15/40	16,522	19,126,310
7.50%, 11/15/18	9,716	11,906,310
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	9,550	9,936,549

Security	Principal (000s)	Value
4.75%, 08/01/43 (Call 02/01/43)	$6,150	$6,747,650
6.15%, 09/15/19	11,036	13,060,181
6.70%, 09/15/38	14,000	19,316,847
7.45%, 09/15/39	9,695	14,322,423
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	15,608	15,211,463
3.95%, 12/01/42 (Call 06/01/42)	10,685	10,556,900
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	14,800	15,598,496
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	6,895	7,372,077
5.13%, 09/15/20[a]	7,170	7,985,712
9.63%, 03/01/19	11,725	15,211,535

		168,379,974
PHARMACEUTICALS — 5.29%
Abbott Laboratories
5.13%, 04/01/19	10,808	12,270,651
AbbVie Inc.
1.75%, 11/06/17	37,916	38,098,061
2.00%, 11/06/18	7,299	7,290,197
2.90%, 11/06/22	38,994	38,343,740
4.40%, 11/06/42	22,755	23,009,876
Actavis Funding SCS
3.85%, 06/15/24 (Call 03/15/24)[c]	10,000	10,154,653
4.85%, 06/15/44 (Call 12/15/43)[c]	15,000	15,467,964
Actavis Inc.
1.88%, 10/01/17	13,100	13,174,603
3.25%, 10/01/22 (Call 07/01/22)	24,345	24,158,622
4.63%, 10/01/42 (Call 04/01/42)	15,161	15,202,817
AstraZeneca PLC
1.95%, 09/18/19[a]	4,588	4,566,877
4.00%, 09/18/42	9,950	9,688,206
5.90%, 09/15/17	15,154	17,173,827
6.45%, 09/15/37[a]	29,036	38,494,663

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Bristol-Myers Squibb Co.
2.00%, 08/01/22	$15,604	$14,700,828
Eli Lilly and Co.
5.55%, 03/15/37	5,239	6,371,054
Express Scripts Holding Co.
2.25%, 06/15/19	8,500	8,480,261
3.50%, 06/15/24 (Call 03/15/24)	14,637	14,717,085
3.90%, 02/15/22	11,000	11,621,662
4.75%, 11/15/21	7,870	8,762,090
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	16,740	16,443,508
5.65%, 05/15/18	24,729	28,340,302
6.38%, 05/15/38	23,341	30,910,171
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	23,359	23,255,242
Johnson & Johnson
5.15%, 07/15/18	13,062	14,851,350
5.95%, 08/15/37	8,430	11,247,295
McKesson Corp.
2.28%, 03/15/19	11,562	11,586,449
3.80%, 03/15/24 (Call 12/15/23)	11,500	11,845,207
4.88%, 03/15/44 (Call 09/15/43)	7,500	8,072,612
Medco Health Solutions Inc.
7.13%, 03/15/18	16,312	19,201,858
Merck & Co. Inc.
1.10%, 01/31/18[a]	7,005	6,936,946
1.30%, 05/18/18	13,923	13,805,443
2.40%, 09/15/22 (Call 06/15/22)	17,621	17,134,086
2.80%, 05/18/23	4,750	4,715,167
3.88%, 01/15/21 (Call 10/15/20)[a]	16,579	18,037,799
4.15%, 05/18/43[a]	7,750	7,917,923
5.00%, 06/30/19	7,809	8,878,903
5.85%, 06/30/39[a]	4,440	5,663,905
6.00%, 09/15/17	8,967	10,207,658
6.55%, 09/15/37	13,200	18,062,374
Novartis Capital Corp.
2.40%, 09/21/22	22,412	21,920,547
3.40%, 05/06/24[a]	25,650	26,433,792

Security	Principal (000s)	Value
4.40%, 04/24/20	$2,182	$2,440,866
4.40%, 05/06/44[a]	20,284	21,876,872
Novartis Securities Investment Ltd.
5.13%, 02/10/19	21,148	24,046,697
Pfizer Inc.
1.50%, 06/15/18[a]	14,000	13,988,800
2.10%, 05/15/19[a]	8,000	8,052,721
3.00%, 06/15/23[a]	17,500	17,654,298
3.40%, 05/15/24	7,000	7,172,169
4.30%, 06/15/43	6,891	7,122,106
4.40%, 05/15/44[a]	3,460	3,625,686
6.20%, 03/15/19	21,603	25,510,032
7.20%, 03/15/39	23,591	34,116,500
Sanofi
1.25%, 04/10/18[a]	12,190	12,079,566
4.00%, 03/29/21	22,196	24,243,932
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	13,812	18,853,637
Wyeth LLC
5.95%, 04/01/37	22,918	28,777,360
6.50%, 02/01/34	4,794	6,415,382
Zoetis Inc.
1.88%, 02/01/18	3,200	3,203,817
3.25%, 02/01/23 (Call 11/01/22)	17,025	17,042,970
4.70%, 02/01/43 (Call 08/01/42)[a]	7,875	8,243,456

		951,683,141
PIPELINES — 2.13%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	8,514	8,443,429
4.65%, 06/01/21 (Call 03/01/21)	13,263	14,356,370
5.20%, 02/01/22 (Call 11/01/21)	5,734	6,340,301
6.50%, 02/01/42 (Call 08/01/41)	8,580	10,260,923
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	10,857	10,944,308

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
3.90%, 02/15/24 (Call 11/15/23)[a]	$10,940	$11,421,972
4.45%, 02/15/43 (Call 08/15/42)	7,405	7,400,260
4.85%, 08/15/42 (Call 02/15/42)	6,595	7,005,741
4.85%, 03/15/44 (Call 09/15/43)	13,200	14,073,278
5.10%, 02/15/45 (Call 08/15/44)	12,925	14,282,796
5.20%, 09/01/20	11,308	12,878,797
5.95%, 02/01/41	9,910	12,190,615
Series L
6.30%, 09/15/17	5,757	6,576,281
Kinder Morgan Energy Partners LP
2.65%, 02/01/19[a]	9,942	10,018,979
3.50%, 03/01/21 (Call 01/01/21)	7,000	7,086,598
3.95%, 09/01/22 (Call 06/01/22)[a]	10,750	10,905,125
5.50%, 03/01/44 (Call 09/01/43)	8,350	8,813,702
5.95%, 02/15/18	10,870	12,278,951
6.95%, 01/15/38	10,269	12,579,801
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	9,390	9,410,232
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (Call 03/01/22)	7,000	7,263,698
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)[a]	5,250	5,758,175
TransCanada PipeLines Ltd.
2.50%, 08/01/22	8,000	7,751,691
3.80%, 10/01/20	12,476	13,374,987
4.63%, 03/01/34 (Call 12/01/33)	11,500	12,437,828
6.10%, 06/01/40	8,850	11,257,254
6.20%, 10/15/37	8,300	10,723,758
6.50%, 08/15/18	8,737	10,299,052

Security	Principal (000s)	Value
7.13%, 01/15/19	$6,697	$8,118,379
7.63%, 01/15/39	12,900	19,023,238
Williams Companies Inc. (The)
4.55%, 06/24/24 (Call 03/24/24)[a]	16,660	16,849,794
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	12,800	12,668,068
3.90%, 01/15/25 (Call 10/15/24)[a]	5,000	5,057,771
4.30%, 03/04/24 (Call 12/04/23)	5,750	6,016,824
5.25%, 03/15/20	9,468	10,599,921
6.30%, 04/15/40	14,848	17,920,235

		382,389,132
REAL ESTATE INVESTMENT TRUSTS — 0.93%
American Tower Corp.
3.40%, 02/15/19[a]	14,269	14,806,709
3.50%, 01/31/23	7,256	7,152,892
4.50%, 01/15/18	11,376	12,266,872
4.70%, 03/15/22	6,000	6,454,751
5.00%, 02/15/24	7,203	7,824,217
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	8,820	9,433,607
3.85%, 02/01/23 (Call 11/01/22)[a]	16,500	17,202,908
4.13%, 05/15/21 (Call 02/15/21)	4,151	4,467,475
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	6,000	6,120,414
4.63%, 12/15/21 (Call 09/15/21)	10,826	12,030,810
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	5,575	5,561,844
3.88%, 08/15/24 (Call 05/15/24)	5,000	5,028,247
4.25%, 11/15/23 (Call 08/15/23)	8,000	8,364,826
5.38%, 02/01/21 (Call 11/03/20)	12,712	14,479,440

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)	$10,179	$11,299,503
5.65%, 02/01/20 (Call 11/01/19)	16,243	19,013,388
6.13%, 05/30/18	3,085	3,572,257
Weyerhaeuser Co.
7.38%, 03/15/32	1,184	1,634,874

		166,715,034
RETAIL — 4.17%
Costco Wholesale Corp.
1.13%, 12/15/17	9,950	9,885,245
1.70%, 12/15/19	13,686	13,475,162
CVS Caremark Corp.
2.25%, 12/05/18 (Call 11/05/18)	12,600	12,758,048
2.25%, 08/12/19 (Call 07/12/19)	5,000	5,005,333
4.00%, 12/05/23 (Call 09/05/23)	25,841	27,513,324
5.75%, 05/15/41 (Call 11/15/40)	12,250	15,037,598
6.13%, 09/15/39	19,645	25,247,455
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	10,000	10,042,364
2.25%, 09/10/18 (Call 08/10/18)	12,301	12,599,051
2.70%, 04/01/23 (Call 01/01/23)	7,313	7,214,748
3.75%, 02/15/24 (Call 11/15/23)[a]	12,104	12,860,723
4.20%, 04/01/43 (Call 10/01/42)	5,545	5,653,349
4.40%, 04/01/21 (Call 01/01/21)[a]	10,822	12,170,779
4.40%, 03/15/45 (Call 09/15/44)	9,065	9,574,935
4.88%, 02/15/44 (Call 08/15/43)	7,050	8,008,051
5.88%, 12/16/36	31,002	39,539,018
5.95%, 04/01/41 (Call 10/01/40)	12,595	16,255,735

Security	Principal (000s)	Value
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)[a]	$1,466	$1,504,300
4.65%, 04/15/42 (Call 10/15/41)	12,255	13,207,199
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	6,630	6,463,021
McDonald’s Corp.
2.63%, 01/15/22	13,938	13,978,990
5.35%, 03/01/18	4,148	4,687,973
6.30%, 10/15/37	9,701	12,815,037
6.30%, 03/01/38	5,308	7,033,340
Target Corp.
2.30%, 06/26/19	12,000	12,132,866
2.90%, 01/15/22	10,263	10,366,786
3.50%, 07/01/24	6,500	6,658,495
3.88%, 07/15/20	6,671	7,202,631
4.00%, 07/01/42[a]	19,015	18,447,514
6.00%, 01/15/18	10,918	12,507,494
6.50%, 10/15/37	16,164	21,422,733
7.00%, 01/15/38	2,930	4,106,001
Wal-Mart Stores Inc.
1.13%, 04/11/18	15,297	15,112,116
1.95%, 12/15/18	5,217	5,271,315
2.55%, 04/11/23 (Call 01/11/23)	20,015	19,550,978
3.25%, 10/25/20	5,421	5,714,072
3.30%, 04/22/24 (Call 01/22/24)[a]	19,250	19,779,619
3.63%, 07/08/20	21,256	22,901,554
4.00%, 04/11/43 (Call 10/11/42)	5,000	4,977,742
4.25%, 04/15/21	20,302	22,562,352
4.30%, 04/22/44 (Call 10/22/43)[a]	10,000	10,491,195
4.75%, 10/02/43 (Call 04/02/43)	13,580	15,267,846
4.88%, 07/08/40[a]	11,620	13,128,989
5.00%, 10/25/40	10,535	12,175,932
5.25%, 09/01/35	21,730	25,915,685
5.63%, 04/01/40	19,472	24,202,911
5.63%, 04/15/41	21,535	27,035,567

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
5.80%, 02/15/18	$4,241	$4,864,315
5.88%, 04/05/27	1,880	2,377,174
6.20%, 04/15/38	7,441	9,850,306
6.50%, 08/15/37	34,558	47,353,252
7.55%, 02/15/30	5,119	7,430,642
Walgreen Co.
1.80%, 09/15/17	10,000	10,071,657
3.10%, 09/15/22[a]	18,509	18,304,231
5.25%, 01/15/19	9,388	10,532,688

		750,247,436
SEMICONDUCTORS — 0.60%
Intel Corp.
1.35%, 12/15/17	35,775	35,784,226
2.70%, 12/15/22	5,000	4,921,852
3.30%, 10/01/21	19,457	20,296,593
4.00%, 12/15/32	5,000	5,074,439
4.25%, 12/15/42	6,525	6,562,558
4.80%, 10/01/41	27,929	30,391,215
Texas Instruments Inc.
1.65%, 08/03/19[a]	5,167	5,071,700

		108,102,583
SOFTWARE — 2.05%
Microsoft Corp.
1.63%, 12/06/18	6,950	6,964,349
2.13%, 11/15/22	6,837	6,579,314
2.38%, 05/01/23 (Call 02/01/23)[a]	10,319	10,022,014
3.00%, 10/01/20[a]	7,507	7,867,151
3.50%, 11/15/42	9,393	8,678,941
3.63%, 12/15/23 (Call 09/15/23)[a]	12,150	12,916,174
4.20%, 06/01/19	20,523	22,730,027
4.50%, 10/01/40	9,600	10,338,951
5.20%, 06/01/39	4,500	5,281,608
5.30%, 02/08/41	8,388	10,024,345
Oracle Corp.
1.20%, 10/15/17	16,737	16,687,820
2.25%, 10/08/19[a]	21,500	21,660,108
2.38%, 01/15/19	23,573	24,018,483
2.50%, 10/15/22	10,143	9,862,333
2.80%, 07/08/21	14,605	14,777,371
3.40%, 07/08/24 (Call 04/08/24)[a]	14,715	15,054,393

Security	Principal (000s)	Value
3.63%, 07/15/23[a]	$8,175	$8,558,126
3.88%, 07/15/20[a]	3,874	4,186,261
4.30%, 07/08/34 (Call 01/08/34)	20,400	21,409,070
4.50%, 07/08/44 (Call 01/08/44)[a]	11,900	12,617,666
5.00%, 07/08/19	22,141	25,027,934
5.38%, 07/15/40	31,005	36,670,742
5.75%, 04/15/18	27,760	31,744,026
6.13%, 07/08/39	15,950	20,505,438
6.50%, 04/15/38	3,289	4,388,722

		368,571,367
TELECOMMUNICATIONS — 8.53%
AT&T Corp.
8.00%, 11/15/31	9,253	13,814,323
AT&T Inc.
1.40%, 12/01/17[a]	9,885	9,868,514
2.30%, 03/11/19[a]	3,000	3,029,737
2.38%, 11/27/18[a]	18,430	18,770,948
2.63%, 12/01/22 (Call 09/01/22)[a]	18,567	18,012,006
3.00%, 02/15/22[a]	21,641	21,760,326
3.88%, 08/15/21	18,002	19,190,984
3.90%, 03/11/24 (Call 12/11/23)[a]	8,550	8,966,842
4.30%, 12/15/42 (Call 06/15/42)	3,000	2,928,254
4.35%, 06/15/45 (Call 12/15/44)	20,664	20,179,479
4.45%, 05/15/21	20,090	22,352,056
4.80%, 06/15/44 (Call 12/15/43)	14,150	14,826,780
5.35%, 09/01/40	46,520	52,038,779
5.50%, 02/01/18	27,379	30,875,175
5.55%, 08/15/41	27,333	31,443,104
5.60%, 05/15/18	10,356	11,772,628
5.80%, 02/15/19	20,405	23,669,023
6.30%, 01/15/38[a]	19,800	24,599,447
6.50%, 09/01/37	11,525	14,598,242
6.55%, 02/15/39[a]	12,405	15,861,250
British Telecommunications PLC
2.35%, 02/14/19[a]	14,850	14,994,761
5.95%, 01/15/18	21,739	24,735,112
9.63%, 12/15/30	18,088	29,225,523

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	$1,000	$1,016,784
Cisco Systems Inc.
2.13%, 03/01/19[a]	6,285	6,339,380
2.90%, 03/04/21	1,100	1,123,237
3.63%, 03/04/24[a]	8,500	8,862,074
4.45%, 01/15/20	33,678	37,484,641
4.95%, 02/15/19	17,853	20,143,702
5.50%, 01/15/40	24,693	29,657,367
5.90%, 02/15/39	16,525	20,683,936
Deutsche Telekom International Finance BV
6.00%, 07/08/19	9,061	10,589,982
6.75%, 08/20/18	7,082	8,354,645
8.75%, 06/15/30[a]	33,845	50,649,648
New Cingular Wireless Services Inc.
8.75%, 03/01/31	6,550	10,096,545
Orange
2.75%, 02/06/19[a]	9,785	10,058,378
4.13%, 09/14/21[a]	14,516	15,677,872
5.38%, 07/08/19	3,370	3,841,742
5.38%, 01/13/42	9,332	10,489,340
5.50%, 02/06/44 (Call 08/06/43)[a]	6,732	7,701,299
9.00%, 03/01/31	27,370	41,893,080
Qwest Corp.
6.75%, 12/01/21	21,924	25,651,080
6.88%, 09/15/33 (Call 09/29/14)	5,900	5,929,500
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	10,516	11,099,360
5.00%, 03/15/44 (Call 09/15/43)	10,440	11,198,909
6.80%, 08/15/18	15,400	18,197,683
Telefonica Emisiones SAU
3.19%, 04/27/18	8,272	8,632,659
4.57%, 04/27/23[a]	11,350	12,164,930
5.13%, 04/27/20	11,974	13,327,062
5.46%, 02/16/21	9,591	10,929,040
5.88%, 07/15/19[a]	15,951	18,421,810
7.05%, 06/20/36[a]	23,395	30,516,438

Security	Principal (000s)	Value
Telefonica Europe BV
8.25%, 09/15/30	$8,478	$11,846,092
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	20,700	19,767,475
3.45%, 03/15/21	8,000	8,266,074
3.50%, 11/01/21	10,608	10,999,707
3.65%, 09/14/18	31,460	33,634,868
3.85%, 11/01/42 (Call 05/01/42)	8,454	7,701,080
4.15%, 03/15/24 (Call 12/15/23)	6,000	6,346,886
4.50%, 09/15/20	17,832	19,611,373
4.60%, 04/01/21	8,752	9,680,014
4.75%, 11/01/41[a]	7,800	8,047,713
5.05%, 03/15/34 (Call 12/15/33)	8,750	9,595,504
5.15%, 09/15/23	64,407	73,098,093
5.50%, 02/15/18	2,225	2,518,009
5.85%, 09/15/35	12,740	15,115,243
6.00%, 04/01/41	3,460	4,175,899
6.10%, 04/15/18	10,636	12,247,587
6.25%, 04/01/37	4,632	5,719,329
6.35%, 04/01/19	12,953	15,242,054
6.40%, 09/15/33	45,200	57,179,144
6.40%, 02/15/38	6,264	7,850,395
6.55%, 09/15/43	106,041	137,222,515
6.90%, 04/15/38	10,400	13,726,009
7.35%, 04/01/39	8,515	11,777,573
7.75%, 12/01/30	18,790	26,268,125
8.75%, 11/01/18	3,426	4,319,344
Vodafone Group PLC
1.25%, 09/26/17[a]	14,500	14,390,236
1.50%, 02/19/18[a]	11,871	11,788,576
2.50%, 09/26/22[a]	4,750	4,499,633
2.95%, 02/19/23	22,200	21,519,650
4.38%, 02/19/43[a]	25,918	25,297,409
5.45%, 06/10/19	5,650	6,439,223
6.15%, 02/27/37	7,286	8,866,165

		1,533,002,413

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2014

Security	Principal or Shares (000s)	Value
TRANSPORTATION — 0.86%
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (Call 06/01/23)	$5,000	$5,252,410
4.45%, 03/15/43 (Call 09/15/42)[a]	4,881	4,988,076
4.55%, 09/01/44 (Call 03/01/44)	1,425	1,479,844
4.70%, 10/01/19	7,268	8,133,079
4.90%, 04/01/44 (Call 10/01/43)	13,500	14,771,692
5.75%, 05/01/40 (Call 11/01/39)	9,743	11,892,677
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)[a]	8,250	8,002,872
FedEx Corp.
4.00%, 01/15/24[a]	11,351	12,086,135
5.10%, 01/15/44[a]	10,000	11,207,281
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	8,291	9,110,898
United Parcel Service Inc.
2.45%, 10/01/22	16,650	16,293,792
3.13%, 01/15/21	9,314	9,749,765
5.13%, 04/01/19	18,874	21,459,838
5.50%, 01/15/18	1,269	1,433,292
6.20%, 01/15/38	13,897	18,520,739

		154,382,390

TOTAL CORPORATE BONDS & NOTES
(Cost: $16,851,979,569)		17,661,940,177

SHORT-TERM INVESTMENTS — 7.62%

MONEY MARKET FUNDS — 7.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	1,100,605	1,100,605,351
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,d,e]	113,483	113,483,394

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	155,482	$155,482,436

		1,369,571,181

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,369,571,181)		1,369,571,181

TOTAL INVESTMENTS IN SECURITIES — 105.87%
(Cost: $18,221,550,750)		19,031,511,358
Other Assets, Less Liabilities — (5.87)%		(1,055,552,811)

NET ASSETS — 100.00%		$17,975,958,547

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2014

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$12,130,116,734	$16,768,385,165
Affiliated (Note 2)	1,958,147,701	1,453,165,585

Total cost of investments	$14,088,264,435	$18,221,550,750

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$12,308,170,869	$17,577,467,914
Affiliated (Note 2)	1,958,147,701	1,454,043,444

Total fair value of investments	14,266,318,570	19,031,511,358
Cash	—	3,751
Receivables:
Investment securities sold	5,557,697	5,708,138
Interest	210,946,274	192,975,280
Capital shares sold	1,880,590	108,071,859

Total Assets	14,484,703,131	19,338,270,386

LIABILITIES
Payables:
Investment securities purchased	7,664,938	144,558,467
Collateral for securities on loan (Note 1)	1,790,968,714	1,214,088,745
Capital shares redeemed	—	1,427,362
Securities related to in-kind transactions (Note 4)	388,724	—
Investment advisory fees (Note 2)	5,190,175	2,237,265

Total Liabilities	1,804,212,551	1,362,311,839

NET ASSETS	$12,680,490,580	$17,975,958,547

Net assets consist of:
Paid-in capital	$12,305,018,424	$17,044,231,450
Undistributed net investment income	59,440,163	49,358,443
Undistributed net realized gain	137,977,858	72,408,046
Net unrealized appreciation	178,054,135	809,960,608

NET ASSETS	$12,680,490,580	$17,975,958,547

Shares outstanding[b]	134,800,000	149,100,000

Net asset value per share	$94.07	$120.56

[a]	Securities on loan with values of $1,750,472,141 and $1,185,192,505, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2014

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$386,607,642	$308,943,697
Interest — affiliated (Note 2)	597	1,036,032
Securities lending income — affiliated (Note 2)	4,307,575	1,135,724

Total investment income	390,915,814	311,115,453

EXPENSES
Investment advisory fees (Note 2)	33,113,202	12,984,445

Total expenses	33,113,202	12,984,445

Net investment income	357,802,612	298,131,008

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,403,720)	6,348,688
In-kind redemptions — unaffiliated	158,848,173	96,803,431

Net realized gain	149,444,453	103,152,119

Net change in unrealized appreciation/depreciation	(228,085,324)	411,601,084

Net realized and unrealized gain (loss)	(78,640,871)	514,753,203

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$279,161,741	$812,884,211

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$357,802,612	$905,215,857	$298,131,008	$694,744,431
Net realized gain	149,444,453	381,730,862	103,152,119	765,222,721
Net change in unrealized appreciation/depreciation	(228,085,324)	(243,049,932)	411,601,084	(1,495,959,269)

Net increase (decrease) in net assets resulting from operations	279,161,741	1,043,896,787	812,884,211	(35,992,117)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(365,301,412)	(920,212,310)	(297,295,479)	(719,984,353)

Total distributions to shareholders	(365,301,412)	(920,212,310)	(297,295,479)	(719,984,353)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,943,879,030	6,299,437,487	2,410,547,383	5,974,503,669
Cost of shares redeemed	(3,758,108,032)	(7,919,752,649)	(1,848,478,291)	(12,357,229,328)

Net increase (decrease) in net assets from capital share transactions	(814,229,002)	(1,620,315,162)	562,069,092	(6,382,725,659)

INCREASE (DECREASE) IN NET ASSETS	(900,368,673)	(1,496,630,685)	1,077,657,824	(7,138,702,129)

NET ASSETS
Beginning of period	13,580,859,253	15,077,489,938	16,898,300,723	24,037,002,852

End of period	$12,680,490,580	$13,580,859,253	$17,975,958,547	$16,898,300,723

Undistributed net investment income included in net assets at end of period	$59,440,163	$66,938,963	$49,358,443	$48,522,914

SHARES ISSUED AND REDEEMED
Shares sold	31,300,000	68,000,000	20,400,000	51,200,000
Shares redeemed	(40,000,000)	(85,400,000)	(15,700,000)	(107,000,000)

Net increase (decrease) in shares outstanding	(8,700,000)	(17,400,000)	4,700,000	(55,800,000)

See notes to financial statements.

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$94.64	$93.71	$91.40	$91.75	$86.03	$68.49

Income from investment operations:
Net investment income[a]	2.56	5.58	6.15	6.74	7.45	8.31
Net realized and unrealized gain (loss)[b]	(0.52)	0.98	2.31	(0.45)	5.65	17.47

Total from investment operations	2.04	6.56	8.46	6.29	13.10	25.78

Less distributions from:
Net investment income	(2.61)	(5.63)	(6.15)	(6.64)	(7.38)	(8.24)

Total distributions	(2.61)	(5.63)	(6.15)	(6.64)	(7.38)	(8.24)

Net asset value, end of period	$94.07	$94.64	$93.71	$91.40	$91.75	$86.03

Total return	2.17%[c]	7.31%	9.68%	7.35%	16.11%	39.50%

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,680,491	$13,580,859	$15,077,490	$14,258,718	$8,257,928	$4,611,414
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	5.40%	6.01%	6.73%	7.60%	8.44%	10.30%
Portfolio turnover rate[e]	6%	11%	19%	13%	16%	67%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$117.02	$120.06	$116.86	$108.74	$105.18	$93.78

Income from investment operations:
Net investment income[a]	2.04	4.25	4.60	5.00	5.24	5.76
Net realized and unrealized gain (loss)[b]	3.54	(2.94)	3.22	8.08	3.58	11.33

Total from investment operations	5.58	1.31	7.82	13.08	8.82	17.09

Less distributions from:
Net investment income	(2.04)	(4.35)	(4.61)	(4.96)	(5.26)	(5.69)
Net realized gain	—	—	(0.01)	—	—	—

Total distributions	(2.04)	(4.35)	(4.62)	(4.96)	(5.26)	(5.69)

Net asset value, end of period	$120.56	$117.02	$120.06	$116.86	$108.74	$105.18

Total return	4.81%[c]	1.19%	6.81%	12.37%	8.59%	18.70%

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,975,959	$16,898,301	$24,037,003	$19,563,089	$12,940,161	$12,190,805
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	3.43%	3.66%	3.87%	4.48%	4.83%	5.71%
Portfolio turnover rate[e]	3%	6%	5%	4%	7%	79%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
iBoxx $ High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$12,308,170,869	$—	$12,308,170,869
Money Market Funds	1,958,147,701	—	—	1,958,147,701

	$1,958,147,701	$12,308,170,869	$—	$14,266,318,570

iBoxx $ Investment Grade Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$17,661,940,177	$—	$17,661,940,177
Money Market Funds	1,369,571,181	—	—	1,369,571,181

	$1,369,571,181	$17,661,940,177	$—	$19,031,511,358

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investments. The value of any securities on loan as of August 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of August 31, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ High Yield Corporate Bond	$1,750,472,141	1,750,472,141	—
iBoxx $ Investment Grade Corporate Bond	1,185,192,505	1,185,192,505	—

[a]

Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $19 billion
0.4750	[a]	Over $19 billion, up to and including $33 billion
0.4513	[a]	Over $33 billion, up to and including $58 billion
0.4287	[a]	Over $58 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.1500%		First $121 billion
0.1425	[a]	Over $121 billion, up to and including $211 billion
0.1354	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended August 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$1,837,912
iBoxx $ Investment Grade Corporate Bond	486,738

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended August 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended August 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
iBoxx $ Investment Grade Corporate Bond
PNC Bank N.A.
2.20%, 01/28/19	$3,525	$11,000	$—	$14,525	$14,676,207	$77,748	$—
2.25%, 07/02/19	—	5,250	—	5,250	5,275,221	17,349	—
2.70%, 11/01/22	15,250	1,000	—	16,250	15,754,871	223,088	—
2.95%, 01/30/23	5,000	800	—	5,800	5,734,321	78,120	—
3.80%, 07/23/25	17,100	328	—	17,428	18,212,042	336,668	—

					$59,652,662	$732,973	$—

PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	$—	$8,665	$—	$8,665	$8,885,570	$77,057	$—

PNC Funding Corp.
3.30%, 03/08/22	$7,069	$—	$—	$7,069	$7,261,316	$102,726	$—
4.38%, 08/11/20	3,523	250	—	3,773	4,155,686	61,265	—
5.13%, 02/08/20	3,769	196	—	3,965	4,517,029	61,520	—

					$15,934,031	$225,511	$—

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2014 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$—	$1,334,077,505	$813,889,230
iBoxx $ Investment Grade Corporate Bond	—	39,894,788	1,494,286,678	542,646,439

In-kind transactions (see Note 4) for the six months ended August 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$2,268,789,438	$3,648,915,719
iBoxx $ Investment Grade Corporate Bond	1,549,764,334	1,820,090,826

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

The iShares iBoxx $ High Yield Corporate Bond ETF invests a substantial portion of its assets in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

“Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
iBoxx $ High Yield Corporate Bond	$4,564,787	$6,496,723	$177,819	$11,239,329
iBoxx $ Investment Grade Corporate Bond	28,579,925	—	—	28,579,925

[a]	Must be utilized prior to losses subject to expiration.

As of August 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate Bond	$14,088,491,701	$328,442,557	$(150,615,688)	$177,826,869
iBoxx $ Investment Grade Corporate Bond	18,223,714,898	847,485,031	(39,688,571)	807,796,460

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

iSHARES® TRUST

I. iShares iBoxx $ High Yield Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential

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economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services

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and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares iBoxx $ Investment Grade Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds

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sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and

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throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond

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the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBoxx $ High Yield Corporate Bond	$2.607424	$—	$—	$2.607424	100%	—%	—%		100%
iBoxx $ Investment Grade Corporate Bond	2.030942	—	0.004994	2.035936	100%	—	0	[a]	100%

[a]	Rounds to less than 1%.

80	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-24-0814

AUGUST 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core Long-Term USD Bond ETF | ILTB | NYSE Arca
➢	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

Fund Performance Overview

iSHARES® CORE LONG-TERM USD BOND ETF

Performance as of August 31, 2014

The iShares Core Long-Term USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high-yield with remaining maturities greater than ten years, as represented by the Barclays US Universal 10+ Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 9.10%, net of fees, while the total return for the Index was 9.37%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.82%	18.37%	16.10%	15.82%	18.37%	16.10%
Since Inception	8.89%	9.02%	9.17%	49.60%	50.48%	51.41%

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through October 22, 2012 reflects the performance of the BofA Merrill Lynch 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Barclays US Universal 10+ Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,091.00	$0.63	$1,000.00	$1,024.60	$0.61	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 8/31/14

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	54.14%
U.S. Government Obligations	29.08
Foreign Government Obligations	8.82
Municipal Debt Obligations	5.53
U.S. Government Agency Obligations	2.43

TOTAL	100.00%

BOND CREDIT QUALITY

As of 8/31/14

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	32.75%
Aa	9.02
A	23.14
Baa	30.05
Ba	1.65
B	0.85
Caa	1.20
Not Rated	1.34

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE U.S. AGGREGATE BOND ETF

Performance as of August 31, 2014

The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Barclays U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2014, the total return for the Fund was 2.74%, net of fees, while the total return for the Index was 2.74%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.66%	5.88%	5.66%	5.66%	5.88%	5.66%
5 Years	4.33%	4.23%	4.48%	23.60%	23.01%	24.50%
10 Years	4.54%	4.53%	4.72%	55.84%	55.71%	58.62%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,027.40	$0.36	$1,000.00	$1,024.90	$0.36	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 8/31/14

Investment Type	Percentage of Total Investments [1]

U.S. Government Obligations	37.14%
Mortgage-Backed Securities	30.65
Corporate Bonds & Notes	24.06
U.S. Government Agency Obligations	3.70
Foreign Government Obligations	3.48
Municipal Debt Obligations	0.97

TOTAL	100.00%

BOND CREDIT QUALITY

As of 8/31/14

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	73.03%
Aa	3.94
A	9.96
Baa	12.46
Ba	0.09
Not Rated	0.52

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2014 and held through August 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 53.20%

ADVERTISING — 0.03%
WPP Finance 2010
5.63%, 11/15/43	$25	$27,886

		27,886
AEROSPACE & DEFENSE — 0.85%
Boeing Co. (The)
6.13%, 02/15/33	75	98,585
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	26	24,338
Lockheed Martin Corp.
4.07%, 12/15/42	167	165,362
Northrop Grumman Corp.
4.75%, 06/01/43	50	53,614
Northrop Grumman Systems Corp.
7.75%, 02/15/31	21	29,271
Raytheon Co.
4.88%, 10/15/40	76	85,140
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	50	55,710
United Technologies Corp.
4.50%, 06/01/42	85	91,502
5.70%, 04/15/40	31	38,712
6.05%, 06/01/36	66	85,088
6.70%, 08/01/28	100	132,459
7.50%, 09/15/29	50	71,293

		931,074
AGRICULTURE — 0.69%
Altria Group Inc.
5.38%, 01/31/44	160	177,419
10.20%, 02/06/39	46	79,338
Archer-Daniels-Midland Co.
4.54%, 03/26/42	75	80,114
5.38%, 09/15/35	51	60,036
Lorillard Tobacco Co.
7.00%, 08/04/41[a]	25	31,528
Philip Morris International Inc.
4.50%, 03/20/42	101	104,927
4.88%, 11/15/43	50	55,119
6.38%, 05/16/38	50	64,365
Reynolds American Inc.
7.25%, 06/15/37	76	97,270

		750,116

Security	Principal (000s)	Value

AIRLINES — 0.23%
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	$25	$25,768
United Airlines 2014-1 Class A Pass Through Trust Series A
4.00%, 10/11/27	25	25,500
United Airlines 2014-2 Class A Pass Through Trust Series A
3.75%, 03/03/28	150	151,125
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/26	48	50,544

		252,937
APPAREL — 0.05%
Nine West Holdings Inc.
6.13%, 11/15/34	25	20,500
VF Corp.
6.45%, 11/01/37	26	33,878

		54,378
AUTO MANUFACTURERS — 0.42%
Daimler Finance North America LLC
8.50%, 01/18/31	51	77,906
Ford Motor Co.
4.75%, 01/15/43[a]	50	52,164
6.63%, 10/01/28	125	155,227
7.45%, 07/16/31	85	115,661
General Motors Co.
6.25%, 10/02/43	50	58,625

		459,583
AUTO PARTS & EQUIPMENT — 0.10%
Goodyear Tire & Rubber Co. (The)
7.00%, 03/15/28	25	26,500
Johnson Controls Inc.
4.63%, 07/02/44 (Call 01/02/44)	50	51,018
5.25%, 12/01/41 (Call 06/01/41)	26	28,846

		106,364
BANKS — 4.49%
Bank of America Corp.
5.00%, 01/21/44	300	324,884
7.75%, 05/14/38	125	173,312

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Bank One Corp.
7.63%, 10/15/26	$90	$118,585
BNP Paribas SA
7.20%, 12/31/49 (Call 06/25/37)[b,c]	100	116,750
Citigroup Inc.
5.30%, 05/06/44	75	79,921
5.50%, 09/13/25	75	83,923
6.00%, 10/31/33	250	288,024
6.13%, 08/25/36	100	116,690
6.88%, 03/05/38	117	157,502
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[c]	100	118,750
Fifth Third Bancorp
8.25%, 03/01/38	50	74,535
Goldman Sachs Group Inc. (The)
4.80%, 07/08/44 (Call 01/08/44)	200	208,084
5.95%, 01/15/27	105	121,425
6.13%, 02/15/33	75	91,460
6.45%, 05/01/36	30	35,497
6.75%, 10/01/37	70	85,793
HBOS PLC
6.00%, 11/01/33[c]	35	40,268
HSBC Capital Funding LP
10.18%, 12/29/49 (Call 06/30/30)[b,c]	25	37,500
HSBC Holdings PLC
6.10%, 01/14/42	150	196,424
6.50%, 05/02/36	100	126,541
6.80%, 06/01/38	200	264,247
J.P. Morgan Chase & Co.
4.85%, 02/01/44	120	129,506
5.60%, 07/15/41	75	90,188
6.40%, 05/15/38	175	225,913
KfW
0.00%, 04/18/36	75	37,909
0.00%, 06/29/37	142	69,406
Morgan Stanley
5.00%, 11/24/25	125	133,696
6.38%, 07/24/42	101	130,748
Northern Trust Corp.
3.95%, 10/30/25	50	52,462
Rabobank Nederland
5.25%, 05/24/41	140	161,766

Security	Principal (000s)	Value

Regions Financial Corp.
7.38%, 12/10/37	$50	$64,187
Royal Bank of Scotland Group PLC
7.65%, 12/31/49 (Call 09/30/31)[b]	50	59,000
Standard Chartered PLC
7.01%, 07/29/49 (Call 07/30/37)[b,c]	100	113,250
VTB Bank OJSC Via VTB Capital SA
6.25%, 06/30/35	100	100,926
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	140	161,565
Wells Fargo & Co.
4.10%, 06/03/26	175	178,843
5.38%, 11/02/43	125	140,925
5.61%, 01/15/44	95	110,669
Wells Fargo Capital X
5.95%, 12/01/86	75	76,500

		4,897,574
BEVERAGES — 0.76%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	50	54,653
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40	20	26,791
8.20%, 01/15/39	175	275,651
Diageo Capital PLC
5.88%, 09/30/36	75	93,225
Diageo Investment Corp.
4.25%, 05/11/42	7	7,104
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	10	14,122
FBG Finance Pty Ltd.
5.88%, 06/15/35[c]	100	123,995
Heineken NV
4.00%, 10/01/42[c]	24	22,915
Molson Coors Brewing Co.
5.00%, 05/01/42[a]	51	55,360
PepsiCo Inc.
3.60%, 08/13/42[a]	100	92,057
5.50%, 01/15/40	50	59,567

		825,440

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

BIOTECHNOLOGY — 0.59%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	$100	$110,554
5.38%, 05/15/43 (Call 11/15/42)	99	113,646
5.65%, 06/15/42 (Call 12/15/41)	25	29,584
6.38%, 06/01/37	50	63,020
6.40%, 02/01/39	75	95,602
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)[a]	75	77,519
Gilead Sciences Inc.
4.80%, 04/01/44 (Call 10/01/43)	15	16,506
5.65%, 12/01/41 (Call 06/01/41)	114	140,007

		646,438
BUILDING MATERIALS — 0.17%
Holcim Capital Corp. Ltd.
6.88%, 09/29/39[c]	75	92,752
Lafarge SA
7.13%, 07/15/36	25	28,625
Masco Corp.
7.75%, 08/01/29	25	29,643
Owens Corning Inc.
7.00%, 12/01/36	25	30,970

		181,990
CHEMICALS — 0.97%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	50	60,781
Ashland Inc.
6.88%, 05/15/43 (Call 02/15/43)	25	27,062
CF Industries Inc.
5.15%, 03/15/34	100	108,677
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	50	49,092
5.25%, 11/15/41 (Call 05/15/41)	26	28,757
7.38%, 11/01/29	25	33,919
9.40%, 05/15/39	86	142,715
E.I. du Pont de Nemours and Co.
4.15%, 02/15/43	25	25,005
4.90%, 01/15/41	41	45,278
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	25	25,165
4.80%, 09/01/42 (Call 03/01/42)	26	26,689
Ecolab Inc.
5.50%, 12/08/41	36	42,258

Security	Principal (000s)	Value

LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)[a]	$80	$85,800
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	50	51,962
4.40%, 07/15/44 (Call 01/15/44)	90	93,034
5.50%, 08/15/25	26	30,998
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)[a]	24	27,358
5.63%, 11/15/43 (Call 05/15/43)	25	28,888
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	76	92,860
PPG Industries Inc.
5.50%, 11/15/40	25	29,870

		1,056,168
COMMERCIAL SERVICES — 0.49%
ADT Corp. (The)
4.88%, 07/15/42	25	21,250
DP World Ltd.
6.85%, 07/02/37[c]	100	114,250
ERAC USA Finance LLC
5.63%, 03/15/42[c]	25	29,290
7.00%, 10/15/37[c]	75	100,259
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	25	25,687
Leidos Inc.
5.50%, 07/01/33	25	24,066
Massachusetts Institute of Technology
4.68%, 07/01/14	100	110,969
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	52	56,550
United Rentals (North America) Inc.
5.75%, 11/15/24 (Call 05/15/19)	25	26,187
Western Union Co. (The)
6.20%, 11/17/36	26	27,092

		535,600
COMPUTERS — 0.47%
Apple Inc.
3.85%, 05/04/43	180	172,187
Dell Inc.
6.50%, 04/15/38	25	22,813
7.10%, 04/15/28	25	25,375

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Hewlett-Packard Co.
6.00%, 09/15/41	$51	$60,484
International Business Machines Corp.
5.60%, 11/30/39	139	170,869
7.00%, 10/30/25	25	33,259
Seagate HDD Cayman
4.75%, 01/01/25[a,c]	25	25,500

		510,487
COSMETICS & PERSONAL CARE — 0.20%
Avon Products Inc.
6.95%, 03/15/43	50	51,073
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	26	24,161
Procter & Gamble Co. (The)
5.55%, 03/05/37	64	79,740
5.80%, 08/15/34	50	64,402

		219,376
DIVERSIFIED FINANCIAL SERVICES — 2.13%
Ally Financial Inc.
8.00%, 11/01/31	100	129,188
American Express Co.
4.05%, 12/03/42	50	48,936
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44[c]	25	26,871
Carlyle Holdings II Finance LLC
5.63%, 03/30/43[c]	50	57,968
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	25	29,184
Credit Suisse (USA) Inc.
7.13%, 07/15/32	66	92,375
FMR LLC
7.57%, 06/15/29[c]	100	138,923
General Electric Capital Corp.
5.88%, 01/14/38	235	291,661
6.15%, 08/07/37[a]	225	285,738
Series A
6.75%, 03/15/32	300	404,700
Goldman Sachs Capital I
6.35%, 02/15/34	273	309,921
Jefferies Group LLC
6.25%, 01/15/36	40	43,272

Security	Principal (000s)	Value

Legg Mason Inc.
5.63%, 01/15/44	$25	$27,894
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	26	37,956
Navient LLC
5.63%, 08/01/33	25	21,938
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24	200	256,750
Siemens Financieringsmaatschappij NV
6.13%, 08/17/26[c]	100	125,974

		2,329,249
ELECTRIC — 6.57%
Alabama Power Co.
4.15%, 08/15/44 (Call 02/15/44)	90	92,344
6.00%, 03/01/39	50	64,610
Appalachian Power Co.
7.00%, 04/01/38	111	153,517
Series L
5.80%, 10/01/35	50	60,887
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	51	54,414
Baltimore Gas & Electric Co.
6.35%, 10/01/36	51	67,307
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	254	323,411
6.50%, 09/15/37	200	263,614
Calpine Corp.
5.75%, 01/15/25 (Call 10/15/19)	50	50,500
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	65	60,429
Cleco Power LLC
6.00%, 12/01/40	25	30,393
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	50	53,795
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	100	97,021
Series 08-B
6.75%, 04/01/38	135	185,231

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	$50	$49,593
Detroit Edison Co. (The)
3.95%, 06/15/42 (Call 12/15/41)	40	39,739
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	50	54,716
Dominion Resources Inc.
Series C
4.90%, 08/01/41 (Call 02/01/41)[a]	30	32,780
Series F
5.25%, 08/01/33	100	113,907
DTE Electric Co.
4.30%, 07/01/44 (Call 01/01/44)	50	52,231
Duke Energy Carolinas LLC
6.10%, 06/01/37	138	174,777
Series A
6.00%, 12/01/28	50	61,422
Duke Energy Florida Inc.
6.40%, 06/15/38	100	135,123
Duke Energy Progress Inc.
4.10%, 05/15/42 (Call 11/15/41)	146	148,430
E.ON International Finance BV
6.65%, 04/30/38[c]	50	64,869
Electricite de France SA
4.88%, 01/22/44[c]	200	218,976
Enel Finance International NV
6.80%, 09/15/37[c]	100	125,926
Exelon Corp.
5.63%, 06/15/35	125	142,408
Exelon Generation Co. LLC
6.25%, 10/01/39	100	118,413
FirstEnergy Corp. Series C
7.38%, 11/15/31	50	60,725
FirstEnergy Solutions Corp.
6.80%, 08/15/39	30	32,759
FirstEnergy Transmission LLC
5.45%, 07/15/44 (Call 01/15/44)[c]	50	51,654
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	75	75,880
4.13%, 02/01/42 (Call 08/02/41)	100	102,233
5.63%, 04/01/34	90	111,138
GenOn Americas Generation LLC
9.13%, 05/01/31[a]	100	97,250

Security	Principal (000s)	Value

Georgia Power Co.
4.30%, 03/15/42	$190	$195,003
Great River Energy
6.25%, 07/01/38[c]	50	62,175
Hydro-Quebec
8.05%, 07/07/24	25	34,902
9.38%, 04/15/30	25	40,502
Interstate Power & Light Co.
6.25%, 07/15/39	25	33,195
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	24	26,615
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	31	35,459
Korea Electric Power Corp.
5.13%, 04/23/34[c]	50	54,848
Massachusetts Electric Co.
5.90%, 11/15/39[a,c]	50	62,998
Monongahela Power Co.
5.40%, 12/15/43 (Call 06/15/43)[c]	100	119,698
Nevada Power Co. Series R
6.75%, 07/01/37	25	34,398
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	25	25,558
5.95%, 06/15/41 (Call 12/15/40)	56	66,225
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	101	91,190
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	75	79,871
Oglethorpe Power Corp.
4.55%, 06/01/44	75	77,121
5.25%, 09/01/50	51	56,817
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)[a]	50	53,987
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	20	23,883
7.25%, 01/15/33	100	142,343
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	65	60,428
4.45%, 04/15/42 (Call 10/15/41)	26	26,922
4.75%, 02/15/44 (Call 08/15/43)	50	53,976
5.80%, 03/01/37	50	61,084
6.05%, 03/01/34	125	156,178

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Potomac Electric Power Co.
6.50%, 11/15/37	$15	$20,276
PPL Capital Funding Inc.
5.00%, 03/15/44 (Call 09/15/43)	150	164,704
PPL Energy Supply LLC
6.00%, 12/15/36	25	24,195
Progress Energy Inc.
7.75%, 03/01/31	50	71,209
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	25	23,368
4.30%, 03/15/44 (Call 09/15/43)	125	130,771
Public Service Electric & Gas Co.
3.80%, 01/01/43 (Call 07/01/42)	76	73,826
Series I
4.00%, 06/01/44 (Call 12/01/43)	50	50,094
Puget Sound Energy Inc.
5.64%, 04/15/41 (Call 10/15/40)	31	38,896
5.76%, 10/01/39	50	63,375
San Diego Gas & Electric Co.
3.95%, 11/15/41	50	49,925
6.13%, 09/15/37	30	39,653
Saudi Electricity Global Sukuk Co. 2
5.06%, 04/08/43	200	202,250
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	26	27,015
4.50%, 06/01/64 (Call 12/01/63)	50	51,526
6.05%, 01/15/38	51	64,880
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	126	127,476
4.65%, 10/01/43 (Call 04/01/43)	125	139,016
Series 08-A
5.95%, 02/01/38	16	20,660
Tampa Electric Co.
4.35%, 05/15/44 (Call 11/15/43)	50	52,475
Tri-State Generation & Transmission Association Inc.
6.00%, 06/15/40[c]	25	29,582
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	90	88,062
Virginia Electric and Power Co.
4.45%, 02/15/44 (Call 08/15/43)	75	80,102
8.88%, 11/15/38	50	83,883

Security	Principal (000s)	Value

Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	$50	$50,763
4.13%, 03/01/42 (Call 09/01/41)	26	26,496
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	26	24,555
4.25%, 06/01/44 (Call 12/01/43)	50	51,975

		7,168,806
ELECTRICAL COMPONENTS & EQUIPMENT — 0.00%
Emerson Electric Co.
6.13%, 04/15/39	3	3,887

		3,887
ELECTRONICS — 0.16%
Honeywell International Inc.
5.38%, 03/01/41	25	30,266
5.70%, 03/15/37	25	31,107
Koninklijke Philips NV
5.00%, 03/15/42	25	27,900
6.88%, 03/11/38	20	27,286
Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	50	56,884

		173,443
ENGINEERING & CONSTRUCTION — 0.20%
ABB Finance (USA) Inc.
4.38%, 05/08/42	16	16,781
Odebrecht Finance Ltd.
5.25%, 06/27/29	200	202,750

		219,531
ENTERTAINMENT — 0.02%
Regal Entertainment Group
5.75%, 02/01/25 (Call 02/01/18)	25	25,062

		25,062
ENVIRONMENTAL CONTROL — 0.14%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	51	61,169
Waste Management Inc.
6.13%, 11/30/39	75	95,832

		157,001
FOOD — 1.12%
Campbell Soup Co.
3.80%, 08/02/42	26	22,826
Cargill Inc.
4.10%, 11/01/42[c]	150	149,544

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	$74	$74,822
8.25%, 09/15/30	25	35,886
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
5.70%, 10/01/40	80	87,998
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	50	49,763
5.40%, 06/15/40	25	29,092
H.J. Heinz Finance Co.
6.75%, 03/15/32	25	27,062
7.13%, 08/01/39[c]	25	27,500
Kellogg Co. Series B
7.45%, 04/01/31	56	74,148
Kraft Foods Group Inc.
5.00%, 06/04/42	149	160,762
Kroger Co. (The)
5.15%, 08/01/43 (Call 02/01/43)[a]	25	27,639
6.90%, 04/15/38	26	34,473
7.50%, 04/01/31	50	66,840
Mondelez International Inc.
6.50%, 02/09/40	110	143,550
Safeway Inc.
7.25%, 02/01/31[a]	25	25,500
Sysco Corp.
5.38%, 09/21/35	66	78,010
Unilever Capital Corp.
5.90%, 11/15/32	80	107,255

		1,222,670
FOREST PRODUCTS & PAPER — 0.28%
Clearwater Paper Corp.
5.38%, 02/01/25[c]	25	25,250
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)	50	57,962
Georgia-Pacific LLC
7.75%, 11/15/29	41	57,716
International Paper Co.
4.80%, 06/15/44 (Call 12/15/43)	50	51,606
7.30%, 11/15/39	56	76,554
Westvaco Corp.
8.20%, 01/15/30	26	34,921

		304,009

Security	Principal (000s)	Value

GAS — 0.35%
AGL Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	$25	$25,911
5.88%, 03/15/41 (Call 09/15/40)	31	38,837
Boston Gas Co.
4.49%, 02/15/42[c]	25	26,254
KeySpan Corp.
5.80%, 04/01/35	50	59,593
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)[c]	50	55,161
Sempra Energy
6.00%, 10/15/39	60	75,909
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	40	38,527
Southwest Gas Corp.
4.88%, 10/01/43 (Call 04/01/43)	50	56,681

		376,873
HEALTH CARE – PRODUCTS — 0.49%
Baxter International Inc.
4.50%, 06/15/43 (Call 12/15/42)	25	26,669
6.25%, 12/01/37	25	32,519
Becton, Dickinson and Co.
5.00%, 11/12/40	25	28,773
Boston Scientific Corp.
7.38%, 01/15/40	25	35,425
Covidien International Finance SA
6.55%, 10/15/37	36	48,249
Hospira Inc.
5.60%, 09/15/40 (Call 03/15/40)	50	55,027
Medtronic Inc.
4.50%, 03/15/42 (Call 09/15/41)	40	42,069
4.63%, 03/15/44 (Call 09/15/43)	100	107,463
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	50	52,318
Stryker Corp.
4.38%, 05/15/44 (Call 11/15/43)	50	50,544
Zimmer Holdings Inc.
5.75%, 11/30/39	50	59,380

		538,436
HEALTH CARE – SERVICES — 0.91%
Aetna Inc.
4.75%, 03/15/44 (Call 09/15/43)	50	53,634
6.75%, 12/15/37	50	67,109

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	$75	$87,015
HCA Inc.
7.50%, 11/06/33	25	26,188
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	26	26,391
Quest Diagnostics Inc.
5.75%, 01/30/40	26	28,872
Roche Holdings Inc.
7.00%, 03/01/39[a,c]	100	143,205
Tenet Healthcare Corp.
6.88%, 11/15/31	25	24,500
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	50	52,902
5.80%, 03/15/36	96	119,057
6.88%, 02/15/38	91	124,755
WellPoint Inc.
4.65%, 01/15/43	51	52,810
5.10%, 01/15/44	175	191,140

		997,578
HOME BUILDERS — 0.04%
MDC Holdings Inc.
6.00%, 01/15/43 (Call 10/15/42)	25	23,750
PulteGroup Inc.
6.38%, 05/15/33	25	25,000

		48,750
HOUSEHOLD PRODUCTS & WARES — 0.09%
Kimberly-Clark Corp.
5.30%, 03/01/41	50	60,110
6.63%, 08/01/37	25	34,512

		94,622
INSURANCE — 3.09%
ACE INA Holdings Inc.
4.15%, 03/13/43	50	50,597
Aflac Inc.
6.45%, 08/15/40	26	33,580
Allstate Corp. (The)
4.50%, 06/15/43	75	79,398
5.20%, 01/15/42	26	30,576
American International Group Inc.
4.50%, 07/16/44 (Call 01/16/44)	100	101,656
6.25%, 05/01/36	120	152,192
8.18%, 05/15/68 (Call 05/15/38)[b]	100	137,500

Security	Principal (000s)	Value

Aon PLC
6.25%, 09/30/40	$100	$127,632
Arch Capital Group US Inc.
5.14%, 11/01/43	50	55,209
AXA SA
8.60%, 12/15/30	101	135,340
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	135	166,277
Chubb Corp. (The)
6.00%, 05/11/37	31	39,922
6.50%, 05/15/38	25	34,140
Cincinnati Financial Corp.
6.92%, 05/15/28	25	31,004
GE Global Insurance Holding Corp.
7.00%, 02/15/26	75	94,367
Guardian Life Insurance Co. of America (The)
7.38%, 09/30/39[c]	50	69,794
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	75	73,797
Liberty Mutual Group Inc.
4.85%, 08/01/44[c]	85	85,968
6.50%, 05/01/42[c]	24	29,789
7.80%, 03/07/87[c]	25	29,500
Lincoln National Corp.
7.00%, 06/15/40	45	62,679
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	50	48,173
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[c]	44	70,896
MetLife Inc.
4.13%, 08/13/42[a]	90	88,475
4.88%, 11/13/43	50	54,763
6.38%, 06/15/34	100	130,163
6.40%, 12/15/66 (Call 12/15/31)	100	113,000
10.75%, 08/01/69 (Call 08/01/34)	25	40,500
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[c]	50	79,006
New York Life Insurance Co.
6.75%, 11/15/39[c]	80	109,084

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40[c]	$100	$126,853
Pacific Life Insurance Co.
9.25%, 06/15/39[a,c]	75	118,098
Principal Financial Group Inc.
4.35%, 05/15/43	76	76,011
Progressive Corp. (The)
4.35%, 04/25/44	25	25,940
Provident Financing Trust I
7.41%, 03/15/38	25	29,402
Prudential Financial Inc.
4.60%, 05/15/44	50	51,415
5.70%, 12/14/36	75	89,006
Series B
5.75%, 07/15/33	76	89,828
Series D
6.63%, 12/01/37	51	66,708
Swiss Re Treasury Corp.
4.25%, 12/06/42[c]	25	25,089
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[c]	76	102,402
Travelers Companies Inc. (The)
4.60%, 08/01/43	25	26,889
6.25%, 06/15/37	101	131,546
WR Berkley Corp.
4.75%, 08/01/44	25	25,204
XLIT Ltd.
6.25%, 05/15/27	25	29,881

		3,369,249
INTERNET — 0.04%
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	51	46,904

		46,904
IRON & STEEL — 0.54%
ArcelorMittal SA
7.25%, 03/01/41	50	52,937
7.50%, 10/15/39	50	54,375
Cliffs Natural Resources Inc.
6.25%, 10/01/40	26	22,490
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	25	27,370
6.40%, 12/01/37	25	31,057

Security	Principal (000s)	Value

United States Steel Corp.
6.65%, 06/01/37	$25	$23,750
Vale Overseas Ltd.
6.88%, 11/21/36	216	255,393
6.88%, 11/10/39	50	59,704
8.25%, 01/17/34	50	65,000

		592,076
MACHINERY — 0.29%
Caterpillar Inc.
3.80%, 08/15/42	108	103,931
4.75%, 05/15/64 (Call 11/15/63)	50	54,054
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	50	56,681
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	76	74,995
5.38%, 10/16/29	26	31,058

		320,719
MANUFACTURING — 0.47%
3M Co.
3.88%, 06/15/44	50	49,527
5.70%, 03/15/37	16	20,408
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	66	79,109
Eaton Corp.
4.00%, 11/02/32	105	107,334
General Electric Co.
4.13%, 10/09/42	155	158,809
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	50	48,354
4.88%, 09/15/41 (Call 03/15/41)	44	48,808

		512,349
MEDIA — 3.50%
21st Century Fox America Inc.
5.40%, 10/01/43[a]	125	143,616
6.40%, 12/15/35	50	63,090
6.65%, 11/15/37	161	206,164
7.75%, 12/01/45	25	36,988
Belo Corp.
7.75%, 06/01/27	25	27,812
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	50	50,999
7.88%, 07/30/30	50	67,113

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Comcast Corp.
4.25%, 01/15/33	$250	$259,100
4.65%, 07/15/42	80	85,483
4.75%, 03/01/44	150	163,376
6.40%, 05/15/38	150	196,288
6.95%, 08/15/37	75	103,830
COX Communications Inc.
8.38%, 03/01/39[c]	100	145,361
CSC Holdings LLC
5.25%, 06/01/24[c]	25	24,750
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42[a]	50	53,869
6.00%, 08/15/40 (Call 05/15/40)	142	168,692
Discovery Communications LLC
4.88%, 04/01/43	50	52,101
6.35%, 06/01/40	50	61,137
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	121	150,119
Historic TW Inc.
6.63%, 05/15/29	165	208,653
Knight Ridder Inc.
6.88%, 03/15/29	25	21,250
Liberty Interactive LLC
8.25%, 02/01/30	50	55,500
TCI Communications Inc.
7.88%, 02/15/26	100	140,470
Thomson Reuters Corp.
5.85%, 04/15/40	75	86,186
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)	50	50,563
6.75%, 06/15/39	145	189,291
7.30%, 07/01/38	70	96,060
Time Warner Entertainment Co. LP
8.38%, 07/15/33	100	149,275
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	50	50,406
6.10%, 07/15/40	24	28,678
6.25%, 03/29/41	75	91,246
7.70%, 05/01/32	151	211,539
Viacom Inc.
5.25%, 04/01/44 (Call 10/01/43)	50	53,927
6.88%, 04/30/36	136	173,119

Security	Principal (000s)	Value

Videotron Ltd.
5.38%, 06/15/24 (Call 03/15/24)[c]	$25	$25,500
Walt Disney Co. (The)
4.13%, 06/01/44	50	50,915
7.00%, 03/01/32	16	22,504
Series E
4.13%, 12/01/41	50	50,789

		3,815,759
MINING — 1.27%
Alcoa Inc.
5.95%, 02/01/37	25	25,790
6.75%, 01/15/28	50	57,474
Barrick North America Finance LLC
5.70%, 05/30/41	51	53,828
7.50%, 09/15/38	75	91,656
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	76	82,380
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	26	26,370
5.00%, 09/30/43	100	114,298
6.42%, 03/01/26	50	62,403
Corp. Nacional del Cobre Chile
5.63%, 09/21/35[c]	100	113,538
Freeport-McMoRan Inc.
5.45%, 03/15/43 (Call 09/15/42)	100	108,193
Glencore Finance Canada Ltd.
5.55%, 10/25/42[c]	25	26,952
6.90%, 11/15/37[c]	24	28,806
Newcrest Finance Pty Ltd.
5.75%, 11/15/41[c]	50	45,664
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	48	44,545
6.25%, 10/01/39	51	55,083
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	125	139,842
7.13%, 07/15/28	45	59,600
Southern Copper Corp.
5.25%, 11/08/42[a]	140	137,388
Teck Resources Ltd.
5.40%, 02/01/43 (Call 08/01/42)	51	51,522
6.25%, 07/15/41 (Call 01/15/41)	56	61,816

		1,387,148

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

OFFICE & BUSINESS EQUIPMENT — 0.03%
Xerox Corp.
6.75%, 12/15/39	$25	$30,910

		30,910
OIL & GAS — 5.72%
Anadarko Finance Co.
7.50%, 05/01/31	71	98,050
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	50	51,328
6.45%, 09/15/36	75	96,316
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	100	106,470
5.10%, 09/01/40 (Call 03/01/40)	101	111,792
Apache Finance Canada Corp.
7.75%, 12/15/29	50	71,825
Canadian Natural Resources Ltd.
6.25%, 03/15/38	110	139,668
Cenovus Energy Inc.
6.75%, 11/15/39	151	199,714
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	200	213,268
Conoco Funding Co.
7.25%, 10/15/31	100	143,464
ConocoPhillips
6.50%, 02/01/39	145	196,743
6.95%, 04/15/29	100	137,748
Continental Resources Inc.
4.90%, 06/01/44 (Call 12/01/43)[c]	50	52,737
Devon Energy Corp.
5.60%, 07/15/41 (Call 01/15/41)	46	54,171
Devon Financing Corp. ULC
7.88%, 09/30/31	125	178,120
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	24	24,470
5.70%, 10/15/39	10	11,418
Ecopetrol SA
5.88%, 05/28/45	75	80,250
7.38%, 09/18/43	25	31,750
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[a]	101	112,675
6.50%, 08/15/34	26	33,086
Eni USA Inc.
7.30%, 11/15/27	75	102,097

Security	Principal (000s)	Value

Gazprom OAO Via Gaz Capital SA
7.29%, 08/16/37	$100	$103,300
Hess Corp.
5.60%, 02/15/41	125	147,679
7.30%, 08/15/31	55	74,487
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[c]	25	24,938
Husky Energy Inc.
6.80%, 09/15/37	10	13,402
KazMunayGas National Co. JSC
5.75%, 04/30/43	200	198,290
Marathon Oil Corp.
6.60%, 10/01/37	75	98,129
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	41	51,657
Motiva Enterprises LLC
6.85%, 01/15/40[c]	25	33,965
Nexen Energy ULC
6.40%, 05/15/37	110	137,190
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	75	83,766
6.00%, 03/01/41 (Call 09/01/40)	15	18,169
Noble Holding International Ltd.
5.25%, 03/15/42	25	26,125
6.20%, 08/01/40	26	30,050
Petrobras Global Finance BV
5.63%, 05/20/43	50	48,111
7.25%, 03/17/44	150	177,472
Petrobras International Finance Co.
6.75%, 01/27/41	75	83,055
Petroleos de Venezuela SA
5.38%, 04/12/27	100	55,150
5.50%, 04/12/37	100	52,750
6.00%, 11/15/26	100	57,600
9.75%, 05/17/35	175	129,675
Petroleos Mexicanos
5.50%, 06/27/44	90	96,750
6.38%, 01/23/45[c]	145	172,550
6.50%, 06/02/41	100	121,250
6.63%, 06/15/35	100	122,250
6.63%, 06/15/38	100	121,418
Phillips 66
5.88%, 05/01/42	51	62,506

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[c]	$50	$50,000
PT Pertamina (Persero) Tbk
5.63%, 05/20/43	200	193,250
Rowan Companies Inc.
5.85%, 01/15/44 (Call 07/15/43)	50	52,898
Shell International Finance BV
5.50%, 03/25/40	86	106,076
6.38%, 12/15/38	141	191,669
Sinopec Group Overseas Development 2012 Ltd.
4.88%, 05/17/42[c]	200	213,509
Statoil ASA
3.95%, 05/15/43	125	124,170
4.25%, 11/23/41	80	82,503
Suncor Energy Inc.
6.50%, 06/15/38	50	64,956
6.85%, 06/01/39	100	135,615
7.15%, 02/01/32	36	49,910
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)[a]	26	28,500
6.25%, 02/01/38	66	77,724
Transocean Inc.
6.80%, 03/15/38	50	54,152
7.50%, 04/15/31	61	70,544
Valero Energy Corp.
6.63%, 06/15/37	101	127,531
10.50%, 03/15/39	16	27,254

		6,239,105
OIL & GAS SERVICES — 0.42%
Baker Hughes Inc.
5.13%, 09/15/40	60	68,957
Halliburton Co.
4.75%, 08/01/43 (Call 02/01/43)	125	136,368
6.70%, 09/15/38	50	68,066
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	26	25,440
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	50	57,427
6.75%, 09/15/40	80	99,595

		455,853
PACKAGING & CONTAINERS — 0.09%
Pactiv LLC
7.95%, 12/15/25	25	26,937

Security	Principal (000s)	Value

Sealed Air Corp.
6.88%, 07/15/33[c]	$25	$26,000
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	40	47,028

		99,965
PHARMACEUTICALS — 2.04%
Abbott Laboratories
5.30%, 05/27/40	25	30,380
6.15%, 11/30/37	36	47,781
AbbVie Inc.
4.40%, 11/06/42	90	90,303
Actavis Funding SCS
4.85%, 06/15/44 (Call 12/15/43)[c]	50	51,355
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	49	48,743
AstraZeneca PLC
6.45%, 09/15/37	143	189,467
Bristol-Myers Squibb Co.
3.25%, 08/01/42[a]	116	99,369
Eli Lilly and Co.
4.65%, 06/15/44 (Call 12/15/43)	50	54,845
5.50%, 03/15/27	51	61,712
5.55%, 03/15/37	26	31,954
Express Scripts Holding Co.
6.13%, 11/15/41	26	32,739
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	140	184,694
Johnson & Johnson
4.38%, 12/05/33 (Call 06/05/33)	135	149,982
5.85%, 07/15/38	70	92,006
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	75	78,892
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	50	52,148
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	40	37,197
4.15%, 05/18/43	150	152,300
6.40%, 03/01/28	26	33,745
6.55%, 09/15/37	50	67,884
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	50	62,716
Novartis Capital Corp.
4.40%, 05/06/44	75	80,744

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	$25	$30,597
Wyeth LLC
5.95%, 04/01/37	232	290,502
6.50%, 02/01/34	75	98,590
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	75	78,115

		2,228,760
PIPELINES — 2.23%
Buckeye Partners LP
5.85%, 11/15/43 (Call 05/15/43)	25	28,306
CenterPoint Energy Resources Corp.
6.63%, 11/01/37	50	66,952
Colonial Pipeline Co.
7.63%, 04/15/32[c]	50	72,373
DCP Midstream LLC
6.75%, 09/15/37[c]	25	30,587
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	50	56,671
El Paso LLC
7.75%, 01/15/32	50	62,625
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	26	33,699
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	26	28,545
Energy Transfer Partners LP
6.50%, 02/01/42 (Call 08/01/41)	159	188,790
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	35	39,730
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	121	127,856
5.10%, 02/15/45 (Call 08/15/44)	175	191,908
7.55%, 04/15/38	25	35,194
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	40	39,122
5.00%, 03/01/43 (Call 09/01/42)	20	19,529
5.50%, 03/01/44 (Call 09/01/43)	100	104,795
6.95%, 01/15/38	150	183,193
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	50	48,320
NGPL PipeCo LLC
7.77%, 12/15/37[c]	25	25,938

Security	Principal (000s)	Value

ONEOK Inc.
6.00%, 06/15/35	$25	$25,913
ONEOK Partners LP
6.85%, 10/15/37	75	96,220
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	50	51,456
5.15%, 06/01/42 (Call 12/01/41)	25	27,332
Rockies Express Pipeline LLC
6.88%, 04/15/40[c]	25	26,500
Spectra Energy Capital LLC
7.50%, 09/15/38	25	32,430
Spectra Energy Partners LP
5.95%, 09/25/43 (Call 03/25/43)	50	60,228
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	50	52,850
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	50	63,046
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	195	211,019
6.10%, 06/01/40	40	50,931
7.25%, 08/15/38	75	106,327
Williams Companies Inc. (The)
8.75%, 03/15/32	51	66,225
Williams Partners LP
4.90%, 01/15/45 (Call 10/15/44)	50	50,798
6.30%, 04/15/40	104	125,651

		2,431,059
PRIVATE EQUITY — 0.08%
KKR Group Finance Co. II LLC
5.50%, 02/01/43 (Call 08/01/42)[c]	75	83,918

		83,918
REAL ESTATE INVESTMENT TRUSTS — 0.44%
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	25	25,496
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	25	33,186
Health Care REIT Inc.
6.50%, 03/15/41 (Call 09/15/40)	25	32,262
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	50	50,517

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Simon Property Group LP
4.75%, 03/15/42 (Call 09/15/41)	$50	$54,344
Trust F/1401
5.25%, 12/15/24	200	212,000
Weyerhaeuser Co.
7.38%, 03/15/32	50	68,809

		476,614
RETAIL — 2.25%
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)	50	52,059
CVS Caremark Corp.
5.30%, 12/05/43 (Call 06/05/43)[a]	50	58,032
6.13%, 09/15/39	51	65,660
6.25%, 06/01/27	75	95,836
Darden Restaurants Inc.
6.80%, 10/15/37	25	28,232
Home Depot Inc. (The)
4.20%, 04/01/43 (Call 10/01/42)	100	102,351
5.88%, 12/16/36	150	190,735
5.95%, 04/01/41 (Call 10/01/40)	50	63,985
JC Penney Corp. Inc.
6.38%, 10/15/36	25	21,375
Kohl’s Corp.
6.88%, 12/15/37	15	18,797
L Brands Inc.
6.95%, 03/01/33	25	26,188
7.60%, 07/15/37	25	27,688
Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	75	80,827
5.50%, 10/15/35	26	30,747
6.50%, 03/15/29	36	45,322
6.65%, 09/15/37	50	67,081
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	75	94,430
McDonald’s Corp.
3.63%, 05/01/43	50	46,827
6.30%, 10/15/37	90	119,413
New Albertsons Inc.
7.45%, 08/01/29	25	23,500
8.70%, 05/01/30	25	25,250
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	32	35,918

Security	Principal (000s)	Value

Target Corp.
4.00%, 07/01/42	$75	$72,563
6.35%, 11/01/32	105	135,067
Wal-Mart Stores Inc.
4.30%, 04/22/44 (Call 10/22/43)	150	156,934
5.00%, 10/25/40	90	102,935
5.63%, 04/15/41	60	74,640
5.88%, 04/05/27	99	124,798
6.20%, 04/15/38	150	196,854
6.50%, 08/15/37	133	181,188
7.55%, 02/15/30	25	36,108
Walgreen Co.
4.40%, 09/15/42	25	24,452
Yum! Brands Inc.
6.88%, 11/15/37	25	32,720

		2,458,512
SEMICONDUCTORS — 0.23%
Applied Materials Inc.
5.85%, 06/15/41	25	30,585
Intel Corp.
4.00%, 12/15/32[a]	100	101,968
4.80%, 10/01/41	61	66,793
Micron Technology Inc.
5.50%, 02/01/25 (Call 08/01/19)[c]	50	50,625

		249,971
SOFTWARE — 0.54%
Microsoft Corp.
4.88%, 12/15/43 (Call 06/15/43)	50	56,156
5.20%, 06/01/39	25	29,040
5.30%, 02/08/41	112	133,591
Oracle Corp.
4.30%, 07/08/34 (Call 01/08/34)	100	104,579
4.50%, 07/08/44 (Call 01/08/44)	100	105,574
5.38%, 07/15/40	25	29,175
6.50%, 04/15/38	100	132,810

		590,925
TELECOMMUNICATIONS — 5.48%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	75	73,312
Alltel Corp.
7.88%, 07/01/32	26	37,169
America Movil SAB de CV
6.13%, 03/30/40	100	121,437
6.38%, 03/01/35	100	122,809

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

AT&T Inc.
4.35%, 06/15/45 (Call 12/15/44)	$400	$388,811
5.55%, 08/15/41	80	91,552
6.30%, 01/15/38	250	307,628
6.50%, 09/01/37	100	125,984
British Telecommunications PLC
9.63%, 12/15/30	121	195,334
CenturyLink Inc.
7.60%, 09/15/39	50	50,875
7.65%, 03/15/42	50	50,500
Cisco Systems Inc.
5.50%, 01/15/40	99	118,116
5.90%, 02/15/39	90	113,104
Corning Inc.
4.70%, 03/15/37	26	28,165
5.75%, 08/15/40	25	30,418
Deutsche Telekom International Finance BV
8.75%, 06/15/30	204	305,764
Embarq Corp.
8.00%, 06/01/36	25	28,000
Frontier Communications Corp.
7.88%, 01/15/27	25	25,875
9.00%, 08/15/31	25	27,000
Harris Corp.
6.15%, 12/15/40	10	12,211
Juniper Networks Inc.
5.95%, 03/15/41	15	16,893
Nokia OYJ
6.63%, 05/15/39	25	26,937
Ooredoo International Finance Ltd.
4.50%, 01/31/43[c]	200	198,000
Orange
5.38%, 01/13/42	56	62,631
5.50%, 02/06/44 (Call 08/06/43)	25	28,496
9.00%, 03/01/31	100	152,495
Pacific Bell Telephone Co.
7.13%, 03/15/26	100	130,331
Qwest Corp.
6.88%, 09/15/33 (Call 09/29/14)	101	102,010
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	150	159,589
Royal KPN NV
8.38%, 10/01/30	11	15,779

Security	Principal (000s)	Value

SES Global Americas Holdings GP
5.30%, 03/25/44[c]	$24	$26,173
Sprint Capital Corp.
6.88%, 11/15/28	150	146,250
8.75%, 03/15/32	25	27,875
Telecom Italia Capital SA
6.38%, 11/15/33	25	25,719
7.20%, 07/18/36	74	82,140
7.72%, 06/04/38	50	58,250
Telefonica Emisiones SAU
7.05%, 06/20/36	50	65,482
Telefonica Europe BV
8.25%, 09/15/30	107	149,320
United States Cellular Corp.
6.70%, 12/15/33	25	25,002
Verizon Communications Inc.
4.86%, 08/21/46[c]	100	104,385
5.05%, 03/15/34 (Call 12/15/33)	124	135,106
5.85%, 09/15/35[a]	245	289,350
6.40%, 09/15/33	300	376,868
6.40%, 02/15/38	325	406,838
6.55%, 09/15/43	450	579,545
7.35%, 04/01/39	50	68,928
Vodafone Group PLC
6.15%, 02/27/37	75	90,484
7.88%, 02/15/30	125	174,921

		5,979,861
TOYS, GAMES & HOBBIES — 0.05%
Hasbro Inc.
6.35%, 03/15/40	25	30,337
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	26	28,993

		59,330
TRANSPORTATION — 1.31%
Burlington Northern Santa Fe LLC
4.90%, 04/01/44 (Call 10/01/43)	210	229,358
5.75%, 05/01/40 (Call 11/01/39)	150	181,171
Canadian National Railway Co.
4.50%, 11/07/43 (Call 05/07/43)	50	54,432
6.38%, 11/15/37	41	55,336
Canadian Pacific Railway Co.
5.95%, 05/15/37	26	33,067

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	$50	$48,590
6.00%, 10/01/36	26	32,223
6.22%, 04/30/40	81	103,847
FedEx Corp.
4.90%, 01/15/34	50	55,460
5.10%, 01/15/44	75	83,888
Kansas City Southern Railway Co. (The)
4.30%, 05/15/43 (Call 11/15/42)	50	48,170
Norfolk Southern Corp.
4.80%, 08/15/43 (Call 02/15/43)	24	26,130
4.84%, 10/01/41	165	179,403
Union Pacific Corp.
4.82%, 02/01/44 (Call 08/01/43)	100	111,801
6.63%, 02/01/29	35	45,918
United Parcel Service Inc.
3.63%, 10/01/42	26	24,452
6.20%, 01/15/38	86	113,627

		1,426,873
WATER — 0.08%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)	50	50,987
6.59%, 10/15/37	25	33,306

		84,293

TOTAL CORPORATE BONDS & NOTES (Cost: $57,014,433)		58,055,481

FOREIGN GOVERNMENT OBLIGATIONS[d] — 8.67%

ARGENTINA — 0.30%
Argentine Republic Government International Bond
2.50%, 12/31/38	200	99,500
8.28%, 12/31/33[e]	287	224,501

		324,001
BRAZIL — 0.79%
Brazilian Government International Bond
4.25%, 01/07/25	200	208,000
5.00%, 01/27/45	300	306,000
7.13%, 01/20/37	25	33,000
8.25%, 01/20/34[a]	110	158,400

Security	Principal (000s)	Value

10.13%, 05/15/27	$100	$160,500

		865,900
CANADA — 0.12%
Province of British Columbia
6.50%, 01/15/26	25	33,248
Province of Quebec
7.50%, 09/15/29	71	103,280

		136,528
COLOMBIA — 0.38%
Colombia Government International Bond
6.13%, 01/18/41	168	206,640
7.38%, 09/18/37[a]	100	138,750
8.13%, 05/21/24[a]	50	67,750

		413,140
COSTA RICA — 0.35%
Costa Rica Government International Bond
4.38%, 04/30/25	400	378,000

		378,000
DOMINICAN REPUBLIC — 0.10%
Dominican Republic International Bond
7.45%, 04/30/44	100	110,750

		110,750
EL SALVADOR — 0.09%
El Salvador Government International Bond
5.88%, 01/30/25	100	99,250

		99,250
GABON — 0.20%
Gabonese Republic
6.38%, 12/12/24	200	218,500

		218,500
HUNGARY — 0.06%
Hungary Government International Bond
7.63%, 03/29/41	50	65,125

		65,125

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

INDONESIA — 0.47%
Indonesia Government International Bond
6.75%, 01/15/44	$200	$244,750
7.75%, 01/17/38	100	132,125
8.50%, 10/12/35	100	140,125

		517,000
ITALY — 0.16%
Italy Government International Bond
5.38%, 06/15/33	99	120,561
Region of Lombardy Italy
5.80%, 10/25/32	50	53,994

		174,555
IVORY COAST — 0.09%
Ivory Coast Government International Bond
7.77%, 12/31/32[f]	100	99,688

		99,688
LEBANON — 0.07%
Lebanon Government International Bond
6.60%, 11/27/26	75	76,500

		76,500
MEXICO — 0.82%
Mexico Government International Bond
4.75%, 03/08/44[a]	158	165,110
5.55%, 01/21/45	150	174,525
5.75%, 10/12/49	100	110,750
6.05%, 01/11/40	150	186,750
8.30%, 08/15/31	175	260,750

		897,885
PANAMA — 0.19%
Panama Government International Bond
6.70%, 01/26/36	105	132,300
8.88%, 09/30/27	50	72,750

		205,050
PERU — 0.47%
Peruvian Government International Bond
5.63%, 11/18/50	50	59,250

Security	Principal (000s)	Value

7.35%, 07/21/25	$100	$134,000
8.75%, 11/21/33	207	324,990

		518,240
PHILIPPINES — 0.68%
Philippine Government International Bond
5.00%, 01/13/37[a]	200	229,750
6.38%, 01/15/32	165	209,756
7.75%, 01/14/31	100	141,250
10.63%, 03/16/25	100	159,375

		740,131
QATAR — 0.12%
Qatar Government International Bond
6.40%, 01/20/40[c]	100	128,250

		128,250
ROMANIA — 0.11%
Romanian Government International Bond
6.13%, 01/22/44[g]	100	118,000

		118,000
RUSSIA — 0.89%
Russian Foreign Bond – Eurobond
5.63%, 04/04/42	200	195,020
7.50%, 03/31/30[f]	548	609,650
12.75%, 06/24/28	100	163,422

		968,092
SOUTH AFRICA — 0.11%
South Africa Government International Bond
6.25%, 03/08/41[a]	100	117,005

		117,005
SUPRANATIONAL — 0.25%
Asian Development Bank
5.82%, 06/16/28	51	64,236
European Investment Bank
4.88%, 02/15/36	90	112,160
Inter-American Development Bank
3.88%, 10/28/41	35	37,072
4.38%, 01/24/44	25	28,850
International Bank for Reconstruction and Development
4.75%, 02/15/35	25	30,723

		273,041

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

TURKEY — 0.94%
Turkey Government International Bond
4.88%, 04/16/43	$220	$212,483
6.88%, 03/17/36	75	90,887
7.25%, 03/05/38[a]	225	285,644
7.38%, 02/05/25	100	124,046
11.88%, 01/15/30	180	314,700

		1,027,760
URUGUAY — 0.32%
Uruguay Government International Bond
4.13%, 11/20/45[a]	100	91,250
4.50%, 08/14/24[a]	120	129,900
5.10%, 06/18/50[a]	50	51,500
7.63%, 03/21/36[a]	55	76,038

		348,688
VENEZUELA — 0.59%
Venezuela Government International Bond
7.65%, 04/21/25	250	174,375
8.25%, 10/13/24	90	64,800
9.25%, 09/15/27	100	78,750
9.25%, 05/07/28	75	57,000
11.75%, 10/21/26[a]	200	176,300
11.95%, 08/05/31	100	88,250

		639,475

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $9,397,635)		9,460,554

MUNICIPAL DEBT OBLIGATIONS — 5.43%

ARIZONA — 0.02%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	20	23,536

		23,536

CALIFORNIA — 1.62%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	70	97,424

Security	Principal (000s)	Value

Los Angeles Community College District GO BAB
6.75%, 08/01/49	$30	$44,217
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.62%, 08/01/40	10	14,110
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB Series A
5.72%, 07/01/39	150	189,509
Los Angeles Unified School District GO BAB
5.76%, 07/01/29	75	92,738
6.76%, 07/01/34	25	34,161
Metropolitan Water District of Southern California RB Water Revenue BAB Series A
6.95%, 07/01/40 (Call 07/01/20)	15	17,969
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	40	49,171
San Diego County Regional Transportation Commission RB Sales Tax Revenue BAB
5.91%, 04/01/48	25	33,582
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/49	100	135,183
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.95%, 11/01/50	20	29,554
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	15	18,215
State of California GO BAB
7.55%, 04/01/39	290	439,863
7.63%, 03/01/40	100	151,687
7.95%, 03/01/36 (Call 03/01/20)	160	197,251

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

University of California Regents RB College & University Revenue Series AD
4.86%, 05/15/12	$100	$104,360
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	45	57,271
5.95%, 05/15/45	10	12,782
6.27%, 05/15/31 (Call 05/15/19)	45	50,356

		1,769,403
COLORADO — 0.03%
Regional Transportation District RB Sales Tax Revenue BAB Series B
5.84%, 11/01/50	20	27,359

		27,359
CONNECTICUT — 0.15%
State of Connecticut GO Series A
5.85%, 03/15/32	35	43,431
State of Connecticut GO BAB
5.63%, 12/01/29	100	122,601

		166,032
DISTRICT OF COLUMBIA — 0.08%
District of Columbia RB Income Tax Revenue BAB
5.58%, 12/01/35	75	92,357

		92,357
GEORGIA — 0.11%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project M, Series 2010A
6.66%, 04/01/57	95	120,015

		120,015
ILLINOIS — 0.55%
Chicago Board of Education GO BAB Series E
6.14%, 12/01/39	10	10,046

Security	Principal (000s)	Value

Chicago Transit Authority RB Sales Tax Revenue Series A
6.90%, 12/01/40	$55	$69,361
City of Chicago GO Series B
6.31%, 01/01/44	25	26,489
City of Chicago RB Port Airport & Marina Revenue BAB Series B
6.85%, 01/01/38 (Call 01/01/20)	25	28,112
Illinois State Toll Highway Authority RB Highway Revenue Tolls BAB Series B
5.85%, 12/01/34	35	43,834
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	55	67,289
State of Illinois GO
5.10%, 06/01/33[a]	195	193,625
5.65%, 12/01/38	160	165,928

		604,684
MASSACHUSETTS — 0.14%
Commonwealth of Massachusetts GO BAB Series E
5.46%, 12/01/39	90	111,108
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	25	31,115
Massachusetts Water Pollution Abatement Trust RB Water Revenue BAB Series B
5.19%, 08/01/40	10	11,603

		153,826
MISSOURI — 0.02%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	20	26,797

		26,797

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

NEW JERSEY — 0.41%
New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
7.43%, 02/15/29 (NPFGC)	$60	$78,753
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40	100	148,411
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	100	117,477
6.10%, 12/15/28 (Call 12/15/20)	95	106,956

		451,597
NEW YORK — 1.11%
City of New York GO BAB
5.21%, 10/01/31	95	110,302
6.27%, 12/01/37	110	144,672
Metropolitan Transportation Authority RB Transit Revenue BAB
Series C-1
6.69%, 11/15/40	100	138,380
Series E
6.81%, 11/15/40	25	35,138
New York City Municipal Water Finance Authority RB Water Revenue BAB
6.01%, 06/15/42	140	186,340
New York City Transitional Finance Authority RB Income Tax Revenue
5.27%, 05/01/27	50	59,053
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	180	222,410
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	35	42,828

Security	Principal (000s)	Value

Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	$150	$157,647
4.93%, 10/01/51 (GOI)	100	116,018

		1,212,788
OHIO — 0.14%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.83%, 02/15/41	35	51,000
Ohio State University (The) RB College & University Revenue Series A
4.80%, 06/01/11	50	54,014
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	25	29,169
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	15	17,048

		151,231
OREGON — 0.08%
Oregon School Boards Association GOL Series B
5.55%, 06/30/28	50	58,354
State of Oregon GO
5.89%, 06/01/27	20	25,066

		83,420
PENNSYLVANIA — 0.14%
Commonwealth of Pennsylvania GO BAB
5.45%, 02/15/30	75	89,991
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.56%, 12/01/49	50	61,645

		151,636

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

SOUTH CAROLINA — 0.06%
South Carolina State Public Service Authority RB Nuclear Revenue Series C
5.78%, 12/01/41	$50	$61,334

		61,334
TEXAS — 0.72%
City of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	145	188,420
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	20	23,668
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	110	146,598
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	30	37,773
North Texas Tollway Authority RB Highway Revenue Tolls
6.72%, 01/01/49	45	64,634
Permanent University Fund RB College & University Revenue BAB
5.26%, 07/01/39	125	155,544
State of Texas GO BAB
5.52%, 04/01/39	55	70,293
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.03%, 04/01/26	35	41,311
5.18%, 04/01/30	25	30,095
University of Texas System Board of Regents RB College & University Revenue BAB Series C
4.79%, 08/15/46	20	23,095

		781,431

Security	Principal (000s)	Value

WASHINGTON — 0.05%
State of Washington GO BAB Series D
5.48%, 08/01/39	$40	$49,667

		49,667

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $5,662,588)		5,927,113

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 30.97%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.39%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	321	456,511
6.75%, 03/15/31	300	440,471
Federal National Mortgage Association
5.63%, 07/15/37	86	117,405
6.25%, 05/15/29	775	1,067,756
6.63%, 11/15/30	100	144,779
7.25%, 05/15/30[a]	110	167,267
Tennessee Valley Authority
3.50%, 12/15/42[a]	50	48,013
7.13%, 05/01/30	110	161,105

		2,603,307
U.S. GOVERNMENT OBLIGATIONS — 28.58%
U.S. Treasury Bonds
2.75%, 08/15/42[a]	2,350	2,205,287
2.75%, 11/15/42[a]	674	631,585
2.88%, 05/15/43	580	556,568
3.00%, 05/15/42[a]	50	49,421
3.13%, 11/15/41[a]	800	811,856
3.13%, 02/15/42[a]	960	972,806
3.13%, 02/15/43	630	635,752
3.13%, 08/15/44	200	201,570
3.38%, 05/15/44[a]	3,710	3,922,806
3.50%, 02/15/39[a]	475	516,577
3.63%, 08/15/43	950	1,051,023
3.63%, 02/15/44[a]	1,800	1,991,790
3.75%, 08/15/41	74	83,982
3.75%, 11/15/43	1,150	1,300,880
3.88%, 08/15/40[a]	360	416,635
4.25%, 05/15/39	2,475	3,024,400
4.25%, 11/15/40[a]	370	454,205
4.38%, 02/15/38[a]	350	433,983

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.38%, 11/15/39[a]	$620	$772,551
4.38%, 05/15/40	320	399,798
4.38%, 05/15/41[a]	130	162,972
4.50%, 02/15/36	1,250	1,575,675
4.50%, 05/15/38[a]	1,078	1,361,309
4.50%, 08/15/39[a]	930	1,179,008
4.63%, 02/15/40[a]	44	56,922
4.75%, 02/15/37[a]	27	35,223
4.75%, 02/15/41	520	688,501
5.00%, 05/15/37	300	404,376
5.25%, 11/15/28	210	275,068
5.38%, 02/15/31[a]	710	957,556
5.50%, 08/15/28[a]	390	521,044
6.25%, 05/15/30[a]	100	145,482
6.63%, 02/15/27[a]	800	1,152,760
6.75%, 08/15/26	1,550	2,238,154

		31,187,525

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $33,145,223)		33,790,832

SHORT-TERM INVESTMENTS — 13.34%

MONEY MARKET FUNDS — 13.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[h,i,j]	12,079	12,079,195
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[h,i,j]	1,245	1,245,486
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[h,i]	1,228	1,227,704

		14,552,385

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,552,385)		14,552,385

TOTAL INVESTMENTS IN SECURITIES — 111.61%
(Cost: $119,772,264)		121,786,365
Other Assets, Less Liabilities — (11.61)%		(12,668,977)

NET ASSETS — 100.00%		$109,117,388

BAB —  Build America Bond

CPO —  Certificates of Participation (Ordinary)

GO —  General Obligation

GOI —  General Obligation of the Issuer

GOL —  General Obligation Limited

PSF —  Permanent School Fund

RB —  Revenue Bond

Insured by:

NPFGC — National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Investments are denominated in U.S. dollars.
[e]	Issuer is in default of interest payments.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[h]	Affiliated issuer. See Note 2.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.04%

MORTGAGE-BACKED SECURITIES — 2.04%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2006-6, Class A3
5.37%, 10/10/45	$14,250	$14,525,611
Series 2007-2, Class A4
5.78%, 04/10/49[a]	9,950	10,866,688
Bear Stearns Commercial Mortgage Securities Inc.
Series 2005-PW10, Class A4
5.41%, 12/11/40[a]	16,646	17,165,319
Series 2006-PW13, Class A4
5.54%, 09/11/41	11,521	12,273,929
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD, Class A4
5.32%, 12/11/49	18,000	19,432,059
COMM Mortgage Trust
Series 2013-CR11, Class A4
4.26%, 10/10/46	7,000	7,579,076
Series 2013-CR12, Class A4
4.05%, 10/10/46	6,000	6,410,846
Series 2014-UBS2, Class A5
3.96%, 03/10/47	9,700	10,260,524
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class A3
5.47%, 09/15/39	12,991	13,885,234
Federal National Mortgage Association
Series 2014-M6, Class A2
2.68%, 05/25/21[a]	2,500	2,551,325
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	3,100	3,509,076
Series K004, Class A1
3.41%, 05/25/19	5,669	5,976,243
Series K006, Class A1
3.40%, 07/25/19	3,635	3,825,014

Security	Principal (000s)	Value

Series K006, Class A2
4.25%, 01/25/20	$2,425	$2,674,460
Series K007, Class A2
4.22%, 03/25/20	18,775	20,705,445
Series K008, Class A1
2.75%, 12/25/19	1,627	1,690,670
Series K010, Class A1
3.32%, 07/25/20	353	371,137
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	4,000	4,370,840
Series K014, Class A1
2.79%, 10/25/20	1,572	1,634,308
Series K020, Class A2
2.37%, 05/25/22	12,400	12,225,532
Series K024, Class A2
2.57%, 09/25/22	890	885,790
Series K026, Class A2
2.51%, 11/25/22	11,900	11,772,789
Series K031, Class A2
3.30%, 04/25/23[a]	5,100	5,324,706
Series K033, Class A2
3.06%, 07/25/23[a]	2,900	2,971,746
Series K037, Class A2
3.49%, 01/25/24	10,700	11,288,928
Series K038, Class A1
2.60%, 10/25/23	3,175	3,243,091
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.99%, 08/10/45[a]	51,725	56,919,068
Series 2013-GC12, Class AS
3.38%, 06/10/46	5,000	5,005,919
Series 2013-GC16, Class A4
4.27%, 11/10/46	10,000	10,861,611
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	10,000	10,346,524
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	10,000	10,972,879
Series 2012-LC9, Class A3
2.48%, 12/15/47	5,250	5,280,171

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2
3.05%, 04/15/47	$5,700	$5,900,619
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4
4.57%, 01/15/31	2,077	2,136,720
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.20%, 12/12/49	11,408	12,294,763
Morgan Stanley Capital I Inc.
Series 2005-HQ6, Class A4A
4.99%, 08/13/42	18,597	18,940,970
Morgan Stanley/Bank of America Merrill Lynch Trust
Series 2013-C9, Class A4
3.10%, 05/15/46	5,000	4,990,113
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class AJ
5.52%, 01/15/45[a]	5,000	5,226,973
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.88%, 12/15/45	15,800	15,557,211

		371,853,927

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $347,670,822)		371,853,927

CORPORATE BONDS & NOTES — 24.09%

ADVERTISING — 0.04%
Interpublic Group of Companies Inc. (The)
4.20%, 04/15/24	900	925,436
Omnicom Group Inc.
3.63%, 05/01/22	3,765	3,879,302
4.45%, 08/15/20	500	540,978
WPP Finance 2010
3.63%, 09/07/22	1,000	1,026,611
4.75%, 11/21/21	1,200	1,328,397

		7,700,724

Security	Principal (000s)	Value

AEROSPACE & DEFENSE — 0.28%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	$2,050	$2,104,202
4.70%, 10/27/19	1,900	2,133,263
Boeing Co. (The)
4.88%, 02/15/20[b]	4,550	5,147,544
Exelis Inc.
5.55%, 10/01/21	300	323,718
General Dynamics Corp.
2.25%, 07/15/16	300	308,627
2.25%, 11/15/22 (Call 08/15/22)	1,500	1,421,279
3.88%, 07/15/21 (Call 04/15/21)	1,400	1,505,721
L-3 Communications Corp.
3.95%, 11/15/16	1,900	2,003,938
3.95%, 05/28/24 (Call 02/28/24)	110	109,953
4.75%, 07/15/20	1,100	1,183,284
4.95%, 02/15/21 (Call 11/15/20)	300	326,434
Lockheed Martin Corp.
2.13%, 09/15/16	2,525	2,588,843
3.35%, 09/15/21	1,950	2,032,617
4.07%, 12/15/42	2,747	2,720,063
Northrop Grumman Corp.
3.25%, 08/01/23	1,950	1,953,676
3.50%, 03/15/21	2,000	2,083,682
5.05%, 11/15/40	230	253,910
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,300	1,256,741
6.40%, 12/15/18	3,924	4,644,372
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	400	407,401
3.70%, 12/15/23 (Call 09/15/23)	1,725	1,805,302
United Technologies Corp.
3.10%, 06/01/22	4,500	4,594,838
4.50%, 04/15/20[b]	750	833,625
4.50%, 06/01/42	4,200	4,521,268

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

6.13%, 02/01/19	$2,122	$2,490,257
6.13%, 07/15/38	2,022	2,634,636

		51,389,194
AGRICULTURE — 0.29%
Altria Group Inc.
4.50%, 05/02/43	3,000	2,938,842
4.75%, 05/05/21	3,450	3,835,870
5.38%, 01/31/44	1,310	1,452,617
9.70%, 11/10/18	7,894	10,263,053
Archer-Daniels-Midland Co.
4.48%, 03/01/21	1,750	1,943,799
4.54%, 03/26/42[b]	150	160,228
5.77%, 03/01/41	3,500	4,424,030
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,150	1,201,577
Lorillard Tobacco Co.
2.30%, 08/21/17[b]	1,850	1,877,724
3.50%, 08/04/16[b]	700	730,255
6.88%, 05/01/20	1,100	1,308,579
7.00%, 08/04/41[b]	550	693,620
Philip Morris International Inc.
2.50%, 05/16/16	1,500	1,547,812
2.50%, 08/22/22	3,000	2,924,451
2.90%, 11/15/21	150	152,488
3.60%, 11/15/23	555	575,918
4.13%, 05/17/21	2,500	2,718,012
4.38%, 11/15/41	2,000	2,040,375
4.50%, 03/20/42	1,000	1,038,883
5.65%, 05/16/18	2,476	2,825,056
6.38%, 05/16/38	2,000	2,574,592
Reynolds American Inc.
3.25%, 11/01/22	1,350	1,322,846
6.75%, 06/15/17	3,118	3,542,263

		52,092,890
AIRLINES — 0.08%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	3,068	3,305,659
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[b]	345	374,510

Security	Principal (000s)	Value

Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[b]	$954	$1,025,813
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25[b]	2,377	2,466,089
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[b]	689	738,788
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21	3,049	3,285,396
United Airlines 2014-1 Class A Pass Through Trust
Series A
4.00%, 10/11/27[b]	1,500	1,530,000
United Airlines 2014-2 Class A Pass Through Trust
Series A
3.75%, 03/03/28	1,000	1,007,500

		13,733,755
APPAREL — 0.02%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)[b]	3,350	3,197,727
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	400	419,395

		3,617,122
AUTO MANUFACTURERS — 0.16%
American Honda Finance Corp.
1.20%, 07/14/17	2,500	2,497,882
2.13%, 10/10/18	1,000	1,014,016
Daimler Finance North America LLC
8.50%, 01/18/31	2,000	3,055,150
Ford Motor Co.
4.75%, 01/15/43[b]	2,500	2,608,184
PACCAR Financial Corp.
0.70%, 11/16/15	1,500	1,503,227
0.80%, 02/08/16	1,225	1,227,253
1.10%, 06/06/17	1,500	1,497,959

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Toyota Motor Credit Corp.
1.75%, 05/22/17	$500	$507,752
2.00%, 09/15/16	3,050	3,125,677
2.00%, 10/24/18	200	201,913
2.13%, 07/18/19	2,000	2,006,951
2.63%, 01/10/23	2,000	1,954,263
3.30%, 01/12/22	3,300	3,418,998
3.40%, 09/15/21	1,200	1,257,023
4.25%, 01/11/21	2,500	2,754,945

		28,631,193
AUTO PARTS & EQUIPMENT — 0.06%
BorgWarner Inc.
4.63%, 09/15/20	2,500	2,691,401
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	2,175	2,266,114
Johnson Controls Inc.
2.60%, 12/01/16	2,000	2,066,878
3.75%, 12/01/21 (Call 09/01/21)	1,000	1,046,048
4.25%, 03/01/21	1,900	2,049,178
5.70%, 03/01/41	600	700,612

		10,820,231
BANKS — 5.43%
Abbey National Treasury Services PLC
4.00%, 04/27/16	3,800	3,988,537
4.00%, 03/13/24	3,000	3,124,311
Associated Banc-Corp.
5.13%, 03/28/16 (Call 02/28/16)	600	634,428
Australia and New Zealand Banking Group Ltd.
1.25%, 01/10/17[b]	3,000	3,009,040
2.25%, 06/13/19	1,500	1,508,832
Banco do Brasil SA
3.88%, 10/10/22[b]	1,400	1,335,320
Bank of America Corp.
1.25%, 01/11/16	4,000	4,019,370
1.70%, 08/25/17	955	956,106
3.30%, 01/11/23	7,700	7,630,170
4.00%, 04/01/24	1,050	1,081,589

Security	Principal (000s)	Value

4.13%, 01/22/24	$6,400	$6,642,126
4.20%, 08/26/24	3,840	3,894,706
4.88%, 04/01/44	825	878,269
5.00%, 01/21/44	1,100	1,191,241
5.63%, 07/01/20	7,000	8,024,873
5.70%, 01/24/22	3,000	3,502,208
5.75%, 12/01/17	16,750	18,755,686
5.88%, 02/07/42	2,000	2,427,602
6.50%, 08/01/16	5,050	5,549,380
6.88%, 04/25/18	12,868	14,991,160
Series 1
3.75%, 07/12/16	12,800	13,409,142
Bank of America N.A.
6.00%, 10/15/36	8,601	10,633,552
Bank of Montreal
1.30%, 07/15/16	4,250	4,288,522
1.30%, 07/14/17 (Call 06/14/17)	2,000	2,001,088
2.38%, 01/25/19 (Call 12/25/18)[b]	2,000	2,030,900
2.50%, 01/11/17[b]	2,800	2,889,106
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18	1,925	1,948,223
2.10%, 01/15/19 (Call 12/15/18)	2,200	2,194,535
2.20%, 03/04/19 (Call 02/02/19)	1,350	1,357,408
2.20%, 05/15/19 (Call 04/15/19)	1,200	1,205,271
2.30%, 07/28/16	1,250	1,283,967
2.40%, 01/17/17 (Call 12/18/16)	2,000	2,054,675
3.40%, 05/15/24 (Call 04/15/24)[b]	700	714,105
3.55%, 09/23/21 (Call 08/23/21)	150	158,497
4.60%, 01/15/20	2,395	2,656,532
Bank of Nova Scotia
1.10%, 12/13/16	2,000	2,005,351
1.30%, 07/21/17	4,500	4,501,254
1.38%, 12/18/17 (Call 11/18/17)	2,750	2,739,843

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

2.05%, 10/07/15	$500	$508,096
2.05%, 10/30/18	500	501,594
2.05%, 06/05/19	1,500	1,493,253
2.55%, 01/12/17[b]	2,400	2,482,107
2.90%, 03/29/16	5,500	5,691,182
4.38%, 01/13/21	1,000	1,109,996
Barclays Bank PLC
2.50%, 02/20/19	4,705	4,778,909
5.13%, 01/08/20	6,435	7,265,998
BB&T Corp.
5.20%, 12/23/15	3,011	3,176,446
5.25%, 11/01/19	1,200	1,347,857
6.85%, 04/30/19	1,824	2,199,766
BNP Paribas SA
1.38%, 03/17/17	2,250	2,250,276
2.45%, 03/17/19[b]	2,000	2,021,536
2.70%, 08/20/18[b]	3,000	3,070,551
3.60%, 02/23/16	5,000	5,191,639
5.00%, 01/15/21	2,750	3,084,508
BPCE SA
2.50%, 12/10/18	2,000	2,028,446
2.50%, 07/15/19	3,000	3,008,235
4.00%, 04/15/24[b]	750	776,956
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	2,750	2,729,749
1.05%, 12/01/16 (Call 11/01/16)	2,500	2,504,217
1.35%, 10/01/17 (Call 09/01/17)	2,000	1,997,574
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	1,150	1,154,078
2.35%, 12/11/15	3,200	3,271,118
Capital One Bank (USA) N.A.
2.95%, 07/23/21	2,750	2,750,683
Capital One Financial Corp.
3.75%, 04/24/24 (Call 03/24/24)	1,000	1,020,540
4.75%, 07/15/21	1,600	1,771,066
6.15%, 09/01/16	8,142	8,920,623
Citigroup Inc.
1.55%, 08/14/17	5,000	4,989,933
1.75%, 05/01/18[b]	3,450	3,434,200

Security	Principal (000s)	Value

2.50%, 07/29/19	$2,000	$2,006,461
2.55%, 04/08/19	3,000	3,028,666
3.75%, 06/16/24	2,000	2,036,866
3.88%, 10/25/23[b]	3,500	3,622,628
3.95%, 06/15/16	4,750	4,990,984
4.45%, 01/10/17	6,250	6,696,636
4.50%, 01/14/22	1,000	1,091,209
4.59%, 12/15/15	2,250	2,355,116
4.95%, 11/07/43	3,000	3,280,614
5.30%, 05/06/44	2,000	2,131,234
5.38%, 08/09/20	4,250	4,849,966
5.50%, 02/15/17[b]	7,100	7,747,912
6.00%, 10/31/33	3,000	3,456,286
6.13%, 11/21/17	5,000	5,670,506
6.13%, 08/25/36	500	583,448
8.13%, 07/15/39	7,214	11,002,980
8.50%, 05/22/19	750	948,577
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	270	269,588
3.00%, 09/16/15	400	409,864
3.80%, 07/22/26	1,500	1,507,776
Commonwealth Bank of Australia
1.90%, 09/18/17	5,750	5,830,283
2.25%, 03/13/19	1,000	1,009,063
Credit Suisse New York
1.38%, 05/26/17	2,500	2,500,320
2.30%, 05/28/19	1,735	1,737,331
5.40%, 01/14/20	1,950	2,180,473
6.00%, 02/15/18	3,850	4,356,216
Deutsche Bank AG London
2.50%, 02/13/19[b]	1,500	1,522,184
3.25%, 01/11/16	3,580	3,698,424
3.70%, 05/30/24	4,275	4,325,419
4.30%, 05/24/28 (Call 05/24/23)[a]	500	491,778
6.00%, 09/01/17	5,907	6,657,935
Discover Bank
2.00%, 02/21/18	2,000	2,002,027
4.20%, 08/08/23	3,000	3,161,012
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	1,725	1,728,649

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

3.50%, 03/15/22 (Call 02/15/22)	$1,500	$1,557,381
3.63%, 01/25/16	3,250	3,381,212
8.25%, 03/01/38	1,000	1,490,703
Fifth Third Bank
1.35%, 06/01/17 (Call 05/01/17)	1,200	1,200,304
First Horizon National Corp.
5.38%, 12/15/15[b]	250	262,574
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[b]	7,500	7,611,566
2.63%, 01/31/19	5,925	5,992,975
3.63%, 02/07/16	15,250	15,829,071
3.63%, 01/22/23[b]	9,000	9,103,670
3.85%, 07/08/24 (Call 04/08/24)	1,925	1,961,376
4.00%, 03/03/24	2,725	2,797,652
5.38%, 03/15/20	2,010	2,269,469
5.63%, 01/15/17	5,250	5,733,419
5.75%, 01/24/22	3,000	3,475,570
6.00%, 06/15/20	5,350	6,215,461
6.13%, 02/15/33	2,500	3,048,677
6.15%, 04/01/18	3,950	4,493,544
6.25%, 02/01/41	3,750	4,664,475
6.45%, 05/01/36	750	887,421
6.75%, 10/01/37	8,018	9,826,937
7.50%, 02/15/19	250	301,809
HSBC Bank (USA) N.A.
4.88%, 08/24/20[b]	3,500	3,883,191
HSBC Holdings PLC
4.00%, 03/30/22	5,800	6,216,869
5.10%, 04/05/21	4,000	4,569,698
5.25%, 03/14/44	500	549,726
6.10%, 01/14/42[b]	2,750	3,601,119
6.50%, 05/02/36	500	632,704
6.50%, 09/15/37	5,000	6,366,907
6.80%, 06/01/38	500	660,618
7.63%, 05/17/32	250	343,567
HSBC USA Inc.
1.63%, 01/16/18	1,500	1,503,205
3.50%, 06/23/24	5,000	5,110,351

Security	Principal (000s)	Value

Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	$2,500	$2,501,101
Intesa Sanpaolo SpA
2.38%, 01/13/17	1,000	1,011,627
3.88%, 01/16/18	250	262,133
3.88%, 01/15/19[b]	4,250	4,442,101
J.P. Morgan Chase & Co.
1.13%, 02/26/16	200	200,837
1.35%, 02/15/17	4,250	4,252,038
1.80%, 01/25/18	1,700	1,703,926
2.00%, 08/15/17[b]	6,650	6,738,029
2.35%, 01/28/19[b]	2,250	2,272,636
2.60%, 01/15/16	875	896,192
3.15%, 07/05/16	3,350	3,479,956
3.20%, 01/25/23	500	500,163
3.25%, 09/23/22	1,550	1,563,662
3.63%, 05/13/24	3,500	3,562,950
3.88%, 02/01/24[b]	4,500	4,676,333
4.25%, 10/15/20	6,000	6,475,830
4.35%, 08/15/21	6,600	7,196,527
4.50%, 01/24/22	11,475	12,533,130
5.40%, 01/06/42	1,200	1,387,855
5.50%, 10/15/40	2,300	2,686,932
5.60%, 07/15/41	2,000	2,405,006
6.13%, 06/27/17	1,500	1,680,778
6.30%, 04/23/19	15,250	17,922,247
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	4,450	5,012,337
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	4,500	4,552,354
5.10%, 03/24/21	1,500	1,708,875
KfW
0.00%, 04/18/36	3,000	1,516,363
0.50%, 09/30/15[b]	5,250	5,261,328
0.88%, 09/05/17	23,200	23,065,013
1.25%, 02/15/17	8,250	8,334,276
1.88%, 04/01/19[b]	4,500	4,546,985
2.00%, 10/04/22[b]	2,750	2,683,041
2.13%, 01/17/23	12,050	11,832,758
2.63%, 02/16/16	5,500	5,676,148
2.63%, 01/25/22	6,800	6,981,021
2.75%, 09/08/20[b]	11,150	11,637,775

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.88%, 01/17/17	$500	$547,694
4.88%, 06/17/19	6,020	6,895,720
Series G
4.38%, 03/15/18	5,215	5,765,184
Korea Development Bank (The)
1.50%, 01/22/18	1,300	1,283,113
3.25%, 03/09/16	3,500	3,614,680
3.50%, 08/22/17	3,300	3,469,245
3.75%, 01/22/24[b]	700	731,274
Korea Finance Corp.
4.63%, 11/16/21	1,500	1,658,398
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	11,350	11,281,858
5.00%, 11/08/16	5,982	6,536,207
5.13%, 02/01/17	3,000	3,307,913
Lloyds Bank PLC
2.30%, 11/27/18	2,200	2,226,702
4.20%, 03/28/17	2,800	3,007,904
4.88%, 01/21/16	450	475,783
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	3,250	3,218,026
2.25%, 07/25/19 (Call 06/25/19)	2,500	2,504,587
Morgan Stanley
1.75%, 02/25/16	2,000	2,022,886
2.38%, 07/23/19	2,000	1,994,967
2.50%, 01/24/19	19,225	19,425,269
3.75%, 02/25/23	3,000	3,068,960
3.80%, 04/29/16	4,750	4,968,427
4.75%, 03/22/17	7,800	8,435,896
4.88%, 11/01/22	1,250	1,342,138
5.45%, 01/09/17	4,600	5,027,865
5.50%, 07/24/20	3,100	3,523,191
5.50%, 07/28/21	750	862,386
5.75%, 01/25/21	3,050	3,539,780
6.25%, 08/09/26	551	676,885
6.38%, 07/24/42	2,000	2,589,067
6.63%, 04/01/18	5,484	6,342,394
7.30%, 05/13/19	3,615	4,376,261
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)[b]	2,750	2,820,904

Security	Principal (000s)	Value

National Australia Bank Ltd.
1.60%, 08/07/15	$1,200	$1,213,727
2.30%, 07/25/18[b]	3,000	3,048,323
3.00%, 01/20/23[b]	800	793,224
Northern Trust Corp.
2.38%, 08/02/22	1,700	1,649,539
3.38%, 08/23/21	950	1,001,967
3.45%, 11/04/20	200	212,340
3.95%, 10/30/25	2,000	2,098,506
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	5,300	5,253,332
4.88%, 02/16/16	300	319,257
PNC Bank N.A.
1.13%, 01/27/17 (Call 12/28/16)[c]	2,000	2,000,228
1.15%, 11/01/16 (Call 10/02/16)[c]	300	301,478
3.80%, 07/25/23 (Call 06/25/23)[c]	5,000	5,207,254
PNC Funding Corp.
4.38%, 08/11/20[c]	2,250	2,483,029
5.25%, 11/15/15[c]	7,385	7,767,291
6.70%, 06/10/19[b,c]	998	1,198,981
Rabobank Nederland
3.38%, 01/19/17	5,325	5,604,000
3.88%, 02/08/22	2,100	2,243,980
4.50%, 01/11/21	3,250	3,598,687
4.63%, 12/01/23[b]	250	266,242
5.25%, 05/24/41	3,100	3,581,956
5.75%, 12/01/43	3,550	4,171,375
Royal Bank of Canada
1.45%, 09/09/16	4,625	4,673,897
1.50%, 01/16/18	2,500	2,496,744
2.30%, 07/20/16	2,250	2,311,288
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	1,200	1,207,090
4.38%, 03/16/16	2,625	2,759,316
5.63%, 08/24/20	2,700	3,090,203
6.40%, 10/21/19[b]	3,450	4,044,148
State Street Corp.
2.88%, 03/07/16	1,300	1,345,767
3.70%, 11/20/23[b]	1,500	1,570,993

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.38%, 03/07/21	$600	$669,355
4.96%, 03/15/18	800	876,965
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	2,500	2,485,291
2.25%, 07/11/19[b]	1,000	1,002,759
2.50%, 07/19/18[b]	3,000	3,070,492
3.95%, 01/10/24[b]	3,000	3,194,309
SunTrust Bank
1.35%, 02/15/17 (Call 01/15/17)	2,250	2,251,050
7.25%, 03/15/18	1,000	1,160,289
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	200	202,027
3.50%, 01/20/17 (Call 12/20/16)	1,050	1,098,086
6.00%, 09/11/17	2,298	2,573,931
Svenska Handelsbanken AB
2.50%, 01/25/19	2,750	2,801,834
2.88%, 04/04/17	2,750	2,865,025
Toronto-Dominion Bank (The)
1.40%, 04/30/18	1,200	1,187,274
2.13%, 07/02/19[b]	2,500	2,498,302
2.38%, 10/19/16	1,800	1,857,086
2.50%, 07/14/16	1,600	1,652,146
2.63%, 09/10/18	2,000	2,057,527
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	4,800	4,936,728
2.95%, 07/15/22 (Call 06/15/22)	1,250	1,240,828
3.00%, 03/15/22 (Call 02/15/22)	1,500	1,519,534
3.70%, 01/30/24 (Call 12/29/23)[b]	2,250	2,353,922
4.13%, 05/24/21 (Call 04/23/21)	1,750	1,912,389
UBS AG Stamford
2.38%, 08/14/19	1,500	1,505,958
5.75%, 04/25/18	750	854,479
5.88%, 12/20/17	8,134	9,234,017
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	3,000	3,462,105

Security	Principal (000s)	Value

5.75%, 02/01/18	$3,750	$4,252,047
Wells Fargo & Co.
1.25%, 07/20/16	13,500	13,605,591
2.15%, 01/15/19[b]	4,200	4,226,279
3.00%, 01/22/21	1,975	2,012,364
3.50%, 03/08/22	1,000	1,041,283
4.10%, 06/03/26	3,675	3,755,700
4.13%, 08/15/23	9,250	9,716,277
4.60%, 04/01/21	5,100	5,695,343
5.38%, 11/02/43	300	338,220
5.61%, 01/15/44	3,983	4,639,933
5.63%, 12/11/17	6,300	7,110,740
Wells Fargo Capital X
5.95%, 12/01/86	500	510,000
Westpac Banking Corp.
1.60%, 01/12/18[b]	1,500	1,500,500
2.25%, 01/17/19[b]	3,150	3,188,168
3.00%, 12/09/15	4,850	4,999,091
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	2,525	2,625,286

		990,136,228
BEVERAGES — 0.54%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	200	225,365
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	1,000	1,004,493
1.13%, 01/27/17	4,250	4,264,606
3.70%, 02/01/24	1,000	1,048,218
4.63%, 02/01/44	1,500	1,639,582
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	1,000	978,555
2.88%, 02/15/16[b]	2,000	2,068,175
3.75%, 07/15/42	2,000	1,910,295
4.38%, 02/15/21	3,475	3,849,097
5.38%, 01/15/20	4,815	5,553,932
7.75%, 01/15/19	5,500	6,781,224
8.00%, 11/15/39	2,000	3,098,674
8.20%, 01/15/39	750	1,181,362

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)[b]	$250	$249,227
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,750	1,656,522
Coca-Cola Co. (The)
1.50%, 11/15/15	3,200	3,237,590
1.80%, 09/01/16[b]	400	408,394
3.15%, 11/15/20	5,650	5,902,942
3.20%, 11/01/23	4,250	4,329,450
3.30%, 09/01/21	850	891,453
Coca-Cola Enterprises Inc.
4.50%, 09/01/21 (Call 06/01/21)[b]	1,284	1,410,383
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43	1,000	1,124,958
Diageo Capital PLC
1.50%, 05/11/17	4,144	4,184,556
2.63%, 04/29/23 (Call 01/29/23)	2,500	2,427,924
3.88%, 04/29/43 (Call 10/29/42)[b]	1,000	959,168
5.75%, 10/23/17	950	1,077,301
Diageo Finance BV
5.30%, 10/28/15	2,357	2,485,481
Diageo Investment Corp.
4.25%, 05/11/42	1,000	1,014,868
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	1,000	1,028,999
3.20%, 11/15/21 (Call 08/15/21)	1,100	1,121,673
6.82%, 05/01/18	250	291,428
Molson Coors Brewing Co.
3.50%, 05/01/22[b]	2,350	2,414,402
5.00%, 05/01/42[b]	700	759,842
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	3,781	5,097,365
PepsiCo Inc.
1.25%, 08/13/17[b]	3,800	3,805,483
2.25%, 01/07/19 (Call 12/07/18)[b]	3,750	3,814,409
2.50%, 05/10/16[b]	1,700	1,754,245

Security	Principal (000s)	Value

2.75%, 03/05/22	$1,250	$1,247,869
2.75%, 03/01/23	2,000	1,970,822
3.00%, 08/25/21	3,000	3,055,912
3.60%, 03/01/24 (Call 12/01/23)	2,500	2,604,981
4.00%, 03/05/42	1,000	982,169
4.88%, 11/01/40[b]	500	556,753
7.90%, 11/01/18	2,460	3,039,635

		98,509,782
BIOTECHNOLOGY — 0.26%
Amgen Inc.
2.13%, 05/15/17	4,000	4,083,124
2.20%, 05/22/19 (Call 04/22/19)	1,500	1,498,667
2.30%, 06/15/16	2,550	2,615,901
2.50%, 11/15/16	2,000	2,063,887
3.45%, 10/01/20	250	260,171
3.63%, 05/15/22 (Call 02/15/22)	2,000	2,079,513
3.63%, 05/22/24 (Call 02/22/24)	1,500	1,527,705
5.15%, 11/15/41 (Call 05/15/41)	4,550	5,030,222
5.65%, 06/15/42 (Call 12/15/41)	3,900	4,615,063
5.70%, 02/01/19	3,580	4,106,245
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,600	1,680,742
Celgene Corp.
2.25%, 05/15/19	500	499,558
3.25%, 08/15/22	2,000	2,007,615
3.63%, 05/15/24 (Call 02/15/24)	1,000	1,018,439
3.95%, 10/15/20	1,200	1,279,235
4.00%, 08/15/23	2,750	2,899,204
4.63%, 05/15/44 (Call 11/15/43)	1,500	1,550,381
Gilead Sciences Inc.
2.05%, 04/01/19	1,000	1,002,188
3.05%, 12/01/16	200	209,002
3.70%, 04/01/24 (Call 01/01/24)	1,000	1,041,277
4.50%, 04/01/21 (Call 01/01/21)	1,250	1,385,929

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.80%, 04/01/44 (Call 10/01/43)	$775	$852,796
5.65%, 12/01/41 (Call 06/01/41)	2,600	3,193,139

		46,500,003
BUILDING MATERIALS — 0.02%
CRH America Inc.
6.00%, 09/30/16[b]	3,343	3,669,449
Martin Marietta Materials Inc.
6.60%, 04/15/18	233	265,101

		3,934,550
CHEMICALS — 0.51%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)[b]	3,150	3,117,703
Air Products and Chemicals Inc.
2.00%, 08/02/16	1,500	1,535,052
3.00%, 11/03/21	1,000	1,013,850
3.35%, 07/31/24 (Call 04/30/24)	1,000	1,011,121
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	1,575	1,559,482
2.90%, 11/15/22 (Call 08/15/22)	1,500	1,473,533
3.25%, 10/01/15 (Call 09/01/15)	1,000	1,024,141
3.65%, 07/15/24 (Call 04/15/24)	135	137,909
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	800	862,637
CF Industries Inc.
5.15%, 03/15/34	2,300	2,499,577
5.38%, 03/15/44	1,250	1,373,601
6.88%, 05/01/18	1,000	1,166,872
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	2,050	2,028,175
Dow Chemical Co. (The)
2.50%, 02/15/16	250	256,244
3.00%, 11/15/22 (Call 08/15/22)[b]	2,000	1,976,221

Security	Principal (000s)	Value

4.13%, 11/15/21 (Call 08/15/21)	$1,250	$1,341,316
4.25%, 11/15/20 (Call 08/15/20)[b]	2,840	3,077,480
4.38%, 11/15/42 (Call 05/15/42)	2,000	1,963,683
5.25%, 11/15/41 (Call 05/15/41)	450	497,726
8.55%, 05/15/19	3,705	4,718,706
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	2,500	2,465,592
5.25%, 12/15/16	3,968	4,351,358
6.00%, 07/15/18	400	464,191
Eastman Chemical Co.
3.00%, 12/15/15	1,000	1,026,568
3.60%, 08/15/22 (Call 05/15/22)	3,500	3,603,379
4.65%, 10/15/44 (Call 04/15/44)	500	503,299
Ecolab Inc.
3.00%, 12/08/16	2,100	2,190,561
5.50%, 12/08/41	1,650	1,936,848
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	470,138
4.10%, 02/01/24 (Call 11/01/23)	1,700	1,786,867
LYB International Finance BV
4.00%, 07/15/23	3,125	3,305,468
4.88%, 03/15/44 (Call 09/15/43)	3,275	3,512,421
LyondellBasell Industries NV
6.00%, 11/15/21 (Call 08/17/21)	500	595,494
Monsanto Co.
2.13%, 07/15/19	7,630	7,638,807
3.38%, 07/15/24 (Call 04/15/24)	335	340,505
3.60%, 07/15/42 (Call 01/15/42)	1,500	1,355,504
4.20%, 07/15/34 (Call 01/15/34)	340	353,344
4.40%, 07/15/44 (Call 01/15/44)	480	496,182

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

5.88%, 04/15/38	$100	$123,748
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,000	1,047,707
4.25%, 11/15/23 (Call 08/15/23)	1,425	1,518,364
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	2,050	2,164,690
4.88%, 03/30/20	2,500	2,825,566
PPG Industries Inc.
1.90%, 01/15/16	1,500	1,522,033
3.60%, 11/15/20	1,700	1,789,855
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,700	1,624,728
2.45%, 02/15/22 (Call 11/15/21)	1,600	1,570,455
3.00%, 09/01/21	250	256,762
4.05%, 03/15/21	1,050	1,145,934
Rohm and Haas Co.
6.00%, 09/15/17	500	565,317
RPM International Inc.
6.50%, 02/15/18	1,500	1,709,734
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,500	1,496,149
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)[b]	550	574,170
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	2,300	2,461,300
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,700	1,711,824

		93,139,891
COMMERCIAL SERVICES — 0.13%
California Institute of Technology
4.70%, 11/01/11	1,000	1,015,147
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,750	1,723,054

Security	Principal (000s)	Value

Leidos Holdings Inc.
Series 1
5.95%, 12/01/40 (Call 06/01/40)	$1,000	$1,036,363
Leidos Inc.
5.50%, 07/01/33	2,050	1,973,376
Massachusetts Institute of Technology
4.68%, 07/01/14	1,375	1,525,824
MasterCard Inc.
2.00%, 04/01/19	875	875,773
3.38%, 04/01/24	2,625	2,685,444
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	3,550	3,831,235
President and Fellows of Harvard College (The)
4.88%, 10/15/40	500	583,137
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	2,000	2,023,604
4.25%, 08/15/24 (Call 05/15/24)	750	768,898
Verisk Analytics Inc.
4.13%, 09/12/22	700	721,713
Western Union Co. (The)
3.35%, 05/22/19	1,950	2,011,984
3.65%, 08/22/18	3,250	3,408,221

		24,183,773
COMPUTERS — 0.42%
Apple Inc.
1.00%, 05/03/18	6,100	5,978,604
1.05%, 05/05/17[b]	1,200	1,200,945
2.10%, 05/06/19[b]	2,000	2,014,266
2.40%, 05/03/23	2,750	2,646,153
2.85%, 05/06/21[b]	2,000	2,033,429
3.45%, 05/06/24	1,720	1,766,294
3.85%, 05/04/43	5,325	5,093,869
4.45%, 05/06/44	625	659,136
Computer Sciences Corp.
4.45%, 09/15/22	2,650	2,801,193
EMC Corp.
2.65%, 06/01/20	2,650	2,671,171

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

3.38%, 06/01/23 (Call 03/01/23)	$3,150	$3,177,784
Hewlett-Packard Co.
2.60%, 09/15/17[b]	8,000	8,253,198
2.75%, 01/14/19	2,450	2,508,940
4.30%, 06/01/21[b]	1,800	1,939,071
4.38%, 09/15/21	1,250	1,352,111
4.65%, 12/09/21[b]	700	770,833
6.00%, 09/15/41	2,150	2,549,821
International Business Machines Corp.
2.90%, 11/01/21[b]	3,700	3,797,643
3.38%, 08/01/23	3,000	3,076,682
3.63%, 02/12/24[b]	2,375	2,467,464
4.00%, 06/20/42	1,850	1,828,845
5.60%, 11/30/39	1,500	1,843,914
5.70%, 09/14/17[b]	8,582	9,699,763
5.88%, 11/29/32[b]	1,000	1,266,823
Lexmark International Inc.
6.65%, 06/01/18[b]	1,000	1,114,588
NetApp Inc.
2.00%, 12/15/17	2,100	2,120,719
3.38%, 06/15/21 (Call 04/15/21)	420	424,956
Seagate HDD Cayman
4.75%, 01/01/25[b,d]	1,500	1,530,000

		76,588,215
COSMETICS & PERSONAL CARE — 0.10%
Avon Products Inc.
4.60%, 03/15/20	1,000	1,018,598
5.00%, 03/15/23[b]	1,800	1,806,755
5.75%, 03/01/18	250	266,515
Colgate-Palmolive Co.
1.30%, 01/15/17	1,300	1,305,154
1.75%, 03/15/19	1,375	1,370,845
2.30%, 05/03/22	2,250	2,211,721
2.95%, 11/01/20	1,600	1,665,101
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	550	525,793
Procter & Gamble Co. (The)
1.45%, 08/15/16	1,000	1,015,303
1.60%, 11/15/18	2,450	2,448,038

Security	Principal (000s)	Value

2.30%, 02/06/22	$800	$787,853
5.55%, 03/05/37	2,618	3,261,878

		17,683,554
DISTRIBUTION & WHOLESALE — 0.01%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	350	367,345
5.13%, 03/01/21	1,300	1,418,294

		1,785,639
DIVERSIFIED FINANCIAL SERVICES — 1.15%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[b]	4,145	4,212,170
3.88%, 04/01/21 (Call 03/01/21)	500	507,015
Alterra Finance LLC
6.25%, 09/30/20	900	1,052,205
American Express Co.
1.55%, 05/22/18	2,000	1,984,219
4.05%, 12/03/42	2,000	1,957,419
6.80%, 09/01/66 (Call 09/01/16)[a]	2,047	2,220,995
7.00%, 03/19/18	5,000	5,895,934
American Express Credit Corp.
2.13%, 07/27/18[b]	4,500	4,551,554
2.25%, 08/15/19	2,500	2,511,729
Ameriprise Financial Inc.
4.00%, 10/15/23	4,180	4,427,253
Ameritech Capital Funding Corp.
6.45%, 01/15/18	500	568,868
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	882	964,503
6.40%, 10/02/17	1,000	1,140,058
7.25%, 02/01/18	6,595	7,766,415
Capital One Bank (USA) N.A.
2.25%, 02/13/19 (Call 01/13/19)	2,000	2,005,010
Charles Schwab Corp. (The)
0.85%, 12/04/15	2,250	2,250,808

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	$1,500	$1,751,033
Credit Suisse (USA) Inc.
7.13%, 07/15/32	3,392	4,747,518
Ford Motor Credit Co. LLC
2.38%, 01/16/18	4,500	4,579,930
2.38%, 03/12/19[b]	2,950	2,955,717
3.00%, 06/12/17	1,500	1,557,699
4.25%, 02/03/17	1,000	1,066,645
4.25%, 09/20/22	500	534,610
5.00%, 05/15/18	2,750	3,036,982
5.63%, 09/15/15	1,500	1,575,992
5.88%, 08/02/21	4,800	5,635,005
6.63%, 08/15/17	1,000	1,141,057
8.00%, 12/15/16[b]	1,350	1,549,276
8.13%, 01/15/20[b]	4,750	6,030,490
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,707,998
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a,b]	2,470	2,741,700
General Electric Capital Corp.
1.00%, 01/08/16	6,700	6,734,138
1.63%, 04/02/18[b]	1,200	1,203,975
2.10%, 12/11/19	2,500	2,478,988
2.25%, 11/09/15	7,250	7,393,993
2.95%, 05/09/16	10,250	10,641,569
3.10%, 01/09/23	2,000	2,006,505
3.35%, 10/17/16	5,250	5,518,042
3.45%, 05/15/24 (Call 02/13/24)[b]	1,000	1,019,810
4.38%, 09/16/20	1,250	1,375,533
4.63%, 01/07/21	8,100	9,066,620
4.65%, 10/17/21	4,600	5,150,937
5.63%, 05/01/18	4,175	4,753,481
5.88%, 01/14/38	11,000	13,652,234
6.00%, 08/07/19	500	589,136
6.15%, 08/07/37	750	952,459
Series A
6.75%, 03/15/32	10,692	14,423,517
Goldman Sachs Capital I
6.35%, 02/15/34	1,000	1,135,241

Security	Principal (000s)	Value

HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[a]	$600	$618,000
HSBC Finance Corp.
6.68%, 01/15/21	3,862	4,623,911
Invesco Finance PLC
4.00%, 01/30/24	2,500	2,641,547
Jefferies Group LLC
5.13%, 01/20/23[b]	2,700	2,897,521
6.25%, 01/15/36	500	540,903
6.45%, 06/08/27	1,000	1,146,236
6.88%, 04/15/21	2,000	2,358,860
8.50%, 07/15/19	300	373,956
Lazard Group LLC
4.25%, 11/14/20	2,000	2,103,459
Legg Mason Inc.
2.70%, 07/15/19	185	186,347
5.63%, 01/15/44	975	1,087,869
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24 (Call 03/01/24)	750	764,966
5.25%, 01/16/18	333	364,834
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	2,100	2,104,362
3.05%, 02/15/22 (Call 11/15/21)	3,450	3,500,273
3.40%, 11/15/23 (Call 08/15/23)	2,750	2,821,596
Nomura Holdings Inc.
2.75%, 03/19/19	1,500	1,519,926
6.70%, 03/04/20	3,000	3,591,768
ORIX Corp.
5.00%, 01/12/16	1,750	1,845,278
Raymond James Financial Inc.
4.25%, 04/15/16	200	209,864
5.63%, 04/01/24	900	1,012,749
Stifel Financial Corp.
4.25%, 07/18/24	250	253,514

		210,291,724
ELECTRIC — 1.66%
Alabama Power Co.
4.10%, 01/15/42	350	357,023

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.15%, 08/15/44 (Call 02/15/44)	$870	$892,657
Series 1
5.65%, 03/15/35 (Call 03/15/15)	3,750	3,840,765
Series 11-C
5.20%, 06/01/41	2,000	2,381,263
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	2,350	2,337,389
4.30%, 07/01/44 (Call 01/01/44)	2,000	2,068,222
6.13%, 11/15/17	1,100	1,260,103
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	2,000	2,006,223
2.95%, 12/15/22 (Call 09/15/22)	1,000	983,667
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	2,500	2,579,776
7.00%, 04/01/38	230	318,098
7.95%, 01/15/20	2,254	2,862,712
Arizona Public Service Co.
3.35%, 06/15/24 (Call 03/15/24)[b]	500	510,864
4.50%, 04/01/42 (Call 10/01/41)	500	533,469
5.05%, 09/01/41 (Call 03/01/41)[b]	1,450	1,656,342
5.50%, 09/01/35	105	126,751
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	124	122,904
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	1,145	1,140,137
3.75%, 11/15/23 (Call 08/15/23)[b]	1,750	1,819,537
6.13%, 04/01/36	10,281	13,090,517
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,750	1,686,262

Security	Principal (000s)	Value

4.50%, 04/01/44 (Call 10/01/43)	$1,250	$1,350,329
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)	500	520,938
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	4,750	4,976,390
6.45%, 01/15/38	1,200	1,615,002
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	2,000	1,938,660
4.30%, 04/15/44 (Call 10/15/43)	750	785,984
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	5,300	5,142,114
5.70%, 06/15/40	250	308,756
6.65%, 04/01/19[b]	850	1,016,510
7.13%, 12/01/18	1,602	1,931,978
Series 05-A
5.30%, 03/01/35	500	581,988
Series 06-A
5.85%, 03/15/36	175	216,551
Series 08-B
6.75%, 04/01/38	1,000	1,372,078
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	3,000	3,023,061
3.13%, 08/31/24 (Call 05/31/24)	500	505,450
3.38%, 08/15/23 (Call 05/15/23)	1,050	1,086,894
3.95%, 05/15/43 (Call 11/15/42)	500	495,874
Detroit Edison Co. (The)
3.90%, 06/01/21 (Call 03/01/21)	1,300	1,404,888
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	2,000	2,188,647

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Dominion Resources Inc.
1.25%, 03/15/17	$500	$500,872
Series A
1.40%, 09/15/17	3,200	3,187,686
Series C
4.05%, 09/15/42 (Call 03/15/42)[b]	4,500	4,354,170
DTE Electric Co.
4.30%, 07/01/44 (Call 01/01/44)	3,000	3,133,852
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)[b]	1,300	1,364,029
Series C
3.50%, 06/01/24 (Call 03/01/24)	500	507,463
Duke Energy Carolinas LLC
1.75%, 12/15/16	1,000	1,020,329
3.90%, 06/15/21 (Call 03/15/21)	1,200	1,299,611
Duke Energy Corp.
1.63%, 08/15/17	600	605,635
2.15%, 11/15/16	850	874,258
3.05%, 08/15/22 (Call 05/15/22)	2,000	2,007,509
3.55%, 09/15/21 (Call 06/15/21)	1,500	1,574,327
3.75%, 04/15/24 (Call 01/15/24)	125	129,858
3.95%, 10/15/23 (Call 07/15/23)	500	528,954
Duke Energy Florida Inc.
3.10%, 08/15/21 (Call 05/15/21)	1,250	1,288,617
6.40%, 06/15/38	1,000	1,351,232
Duke Energy Indiana Inc.
6.45%, 04/01/39	3,300	4,488,362
Duke Energy Ohio Inc.
5.45%, 04/01/19[b]	3,866	4,429,108
Duke Energy Progress Inc.
3.00%, 09/15/21 (Call 06/15/21)	850	873,970
4.38%, 03/30/44 (Call 09/30/43)	2,000	2,121,466

Security	Principal (000s)	Value

5.30%, 01/15/19	$1,325	$1,507,177
Edison International
3.75%, 09/15/17[b]	1,100	1,168,861
Enersis SA
7.40%, 12/01/16	300	333,225
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	1,225	1,284,530
3.75%, 02/15/21 (Call 11/15/20)	3,500	3,730,329
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	400	428,880
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	1,000	1,142,629
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[b]	3,000	3,128,673
5.60%, 06/15/42 (Call 12/15/41)	3,450	3,806,184
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)[b]	1,000	1,021,219
4.05%, 06/01/42 (Call 12/01/41)	100	101,173
4.13%, 02/01/42 (Call 08/02/41)	2,000	2,044,660
5.25%, 02/01/41 (Call 08/01/40)	700	834,164
5.95%, 02/01/38	3,104	4,002,416
Georgia Power Co.
4.30%, 03/15/42	1,200	1,231,598
5.40%, 06/01/40	1,100	1,302,801
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	700	773,985
5.29%, 06/15/22 (Call 03/15/22)[b,e]	1,000	1,139,480
Hydro-Quebec
2.00%, 06/30/16	6,450	6,616,335
Indiana Michigan Power Co.
Series J
3.20%, 03/15/23 (Call 12/15/22)	1,500	1,505,972

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Integrys Energy Group Inc.
4.17%, 11/01/20	$850	$909,557
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	300	303,245
4.05%, 07/01/23 (Call 04/01/23)[b]	100	104,687
Jersey Central Power & Light Co.
6.15%, 06/01/37	1,000	1,181,114
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	2,550	2,916,757
Kentucky Utilities Co.
1.63%, 11/01/15	200	202,213
3.25%, 11/01/20 (Call 08/01/20)	250	261,099
5.13%, 11/01/40 (Call 05/01/40)	500	589,822
LG&E and KU Energy LLC
2.13%, 11/15/15	1,150	1,167,250
3.75%, 11/15/20 (Call 08/15/20)[b]	1,100	1,158,833
4.38%, 10/01/21 (Call 07/01/21)	2,000	2,166,827
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	252,858
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	1,250	1,291,671
3.70%, 09/15/23 (Call 06/15/23)	2,750	2,907,549
Midamerican Funding LLC
6.93%, 03/01/29	285	376,289
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	1,850	2,245,761
NextEra Energy Capital Holdings Inc.
2.60%, 09/01/15	2,250	2,294,320
2.70%, 09/15/19 (Call 08/15/19)	2,000	2,033,551
6.00%, 03/01/19[b]	500	578,205
7.88%, 12/15/15	500	544,437

Security	Principal (000s)	Value

Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	$50	$54,233
5.45%, 09/15/20[b]	3,200	3,658,624
5.80%, 02/01/42 (Call 08/01/41)	3,400	3,951,145
5.95%, 06/15/41 (Call 12/15/40)	1,000	1,182,583
6.40%, 03/15/18	200	229,922
Northern States Power Co.
2.15%, 08/15/22 (Call 02/15/22)	2,700	2,576,479
2.60%, 05/15/23 (Call 11/15/22)	1,000	975,138
4.13%, 05/15/44 (Call 11/15/43)	310	316,152
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	2,000	1,933,603
4.40%, 03/01/44 (Call 09/01/43)[b]	1,350	1,437,671
Oglethorpe Power Corp.
4.55%, 06/01/44	2,000	2,056,556
5.38%, 11/01/40	800	916,545
Ohio Power Co.
Series M
5.38%, 10/01/21	50	58,586
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)[b]	500	539,875
5.25%, 05/15/41 (Call 11/15/40)	1,600	1,885,502
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)[d]	4,535	4,535,024
7.00%, 09/01/22	4,068	5,219,299
7.50%, 09/01/38	200	289,075
Pacific Gas & Electric Co.
3.40%, 08/15/24 (Call 05/15/24)	1,805	1,819,131
3.75%, 02/15/24 (Call 11/15/23)	1,375	1,424,323
4.50%, 12/15/41 (Call 06/15/41)	150	155,740

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.60%, 06/15/43 (Call 12/15/42)	$3,000	$3,172,323
4.75%, 02/15/44 (Call 08/15/43)	1,000	1,079,531
6.05%, 03/01/34	6,868	8,581,020
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	700	756,008
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,404,605
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	3,500	3,641,725
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	200	207,970
5.00%, 03/15/44 (Call 09/15/43)	825	905,871
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,000	2,050,115
5.20%, 07/15/41 (Call 01/15/41)	300	354,561
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	950	964,006
4.40%, 01/15/21 (Call 10/15/20)[b]	3,300	3,625,330
6.00%, 12/01/39	2,500	3,173,798
PSEG Power LLC
2.75%, 09/15/16	2,100	2,176,098
4.15%, 09/15/21 (Call 06/15/21)	2,050	2,164,800
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	2,750	2,646,545
4.30%, 03/15/44 (Call 09/15/43)	1,050	1,098,473
4.75%, 08/15/41 (Call 02/15/41)	200	223,686
5.13%, 06/01/19[b]	2,350	2,673,166
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200	1,323,498

Security	Principal (000s)	Value

Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	$1,000	$1,000,484
2.38%, 05/15/23 (Call 02/15/23)	1,750	1,676,426
3.15%, 08/15/24 (Call 05/15/24)	1,000	1,014,645
3.65%, 09/01/42 (Call 03/01/42)	2,100	1,990,857
Series I
4.00%, 06/01/44 (Call 12/01/43)	750	751,410
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	3,000	3,218,074
San Diego Gas & Electric Co.
3.95%, 11/15/41	2,000	1,996,999
6.00%, 06/01/39	500	653,448
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	200	217,400
6.25%, 04/01/20	3,000	3,486,058
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	200	207,807
4.50%, 06/01/64 (Call 12/01/63)	190	195,801
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	2,500	2,780,328
6.05%, 03/15/39	4,852	6,317,214
Southern Co. (The)
1.30%, 08/15/17	815	815,706
2.15%, 09/01/19 (Call 08/01/19)	2,000	2,002,829
Southern Power Co.
5.15%, 09/15/41[b]	3,000	3,354,296
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	500	518,522

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	$500	$519,866
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	2,750	2,686,316
4.35%, 05/15/44 (Call 11/15/43)	1,000	1,049,508
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)[b]	3,000	3,061,253
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	1,200	1,349,233
UIL Holdings Corp.
4.63%, 10/01/20	800	857,079
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)[b]	1,500	1,555,247
6.70%, 02/01/19[b]	100	119,539
Virginia Electric and Power Co.
5.40%, 04/30/18	2,250	2,539,348
Series D
4.65%, 08/15/43 (Call 02/15/43)	3,000	3,297,653
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	450	458,579
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,500	1,502,702
2.95%, 09/15/21 (Call 06/15/21)[b]	1,150	1,178,866
4.25%, 06/01/44 (Call 12/01/43)	325	337,837
Xcel Energy Inc.
0.75%, 05/09/16	2,625	2,625,389
6.50%, 07/01/36[b]	200	266,047

		302,309,518
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
4.25%, 11/15/20[b]	4,075	4,460,448
5.25%, 11/15/39	1,250	1,470,375

Security	Principal (000s)	Value

Energizer Holdings Inc.
4.70%, 05/19/21	$1,000	$1,023,337
4.70%, 05/24/22	2,100	2,190,376

		9,144,536
ELECTRONICS — 0.13%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	1,500	1,525,298
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	675	682,764
4.00%, 02/01/22 (Call 11/01/21)	200	205,969
Avnet Inc.
4.88%, 12/01/22	1,750	1,873,707
Honeywell International Inc.
4.25%, 03/01/21[b]	2,250	2,495,524
5.00%, 02/15/19	3,100	3,491,765
Koninklijke Philips NV
3.75%, 03/15/22	2,000	2,108,080
5.00%, 03/15/42	2,000	2,232,020
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	500	541,281
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	125	126,153
3.20%, 03/01/16	3,050	3,157,020
3.60%, 08/15/21 (Call 05/15/21)	4,050	4,235,471
4.50%, 03/01/21	1,350	1,490,145

		24,165,197
ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance (USA) Inc.
2.88%, 05/08/22	1,250	1,252,520
4.38%, 05/08/42	100	104,883
Fluor Corp.
3.38%, 09/15/21	1,400	1,460,631

		2,818,034
ENTERTAINMENT — 0.02%
International Game Technology
7.50%, 06/15/19	3,000	3,436,414

		3,436,414

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

ENVIRONMENTAL CONTROL — 0.10%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	$1,898	$1,973,425
4.75%, 05/15/23 (Call 02/15/23)	1,900	2,120,334
5.50%, 09/15/19	500	572,646
6.09%, 03/15/35	1,000	1,202,250
6.20%, 03/01/40	1,500	1,898,193
Waste Management Inc.
3.50%, 05/15/24 (Call 02/15/24)	3,000	3,066,674
6.10%, 03/15/18	1,000	1,147,906
7.10%, 08/01/26	250	332,869
7.38%, 03/11/19	4,230	5,144,063

		17,458,360
FOOD — 0.43%
Campbell Soup Co.
4.25%, 04/15/21[b]	2,000	2,159,651
ConAgra Foods Inc.
1.30%, 01/25/16	250	251,558
3.20%, 01/25/23 (Call 10/25/22)[b]	723	712,742
3.25%, 09/15/22[b]	3,500	3,486,408
4.65%, 01/25/43 (Call 07/25/42)	2,000	2,022,229
Delhaize Brothers and Co. “The Lion”(Delhaize Group)
4.13%, 04/10/19	1,250	1,325,022
6.50%, 06/15/17	2,144	2,411,825
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	200	205,407
3.65%, 02/15/24 (Call 11/15/23)	2,250	2,322,003
5.40%, 06/15/40	2,600	3,025,536
5.65%, 02/15/19	2,170	2,498,047
Hershey Co. (The)
1.50%, 11/01/16	1,300	1,314,702
4.13%, 12/01/20	800	880,134
Hillshire Brands Co. (The)
2.75%, 09/15/15	2,000	2,034,594

Security	Principal (000s)	Value

Ingredion Inc.
4.63%, 11/01/20	$1,000	$1,082,069
Kellogg Co.
1.88%, 11/17/16	2,350	2,393,750
3.25%, 05/21/18	1,800	1,888,909
4.00%, 12/15/20	1,500	1,592,443
4.45%, 05/30/16	40	42,498
Series B
7.45%, 04/01/31	2,250	2,979,159
Kraft Foods Group Inc.
2.25%, 06/05/17	650	665,440
3.50%, 06/06/22	5,000	5,145,518
5.00%, 06/04/42	2,500	2,697,349
6.13%, 08/23/18	2,000	2,308,167
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	2,000	2,017,171
3.85%, 08/01/23 (Call 05/01/23)	2,025	2,098,274
4.00%, 02/01/24 (Call 11/01/23)[b]	1,900	1,988,350
5.40%, 07/15/40 (Call 01/15/40)[b]	2,500	2,830,492
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	1,300	1,395,225
Mondelez International Inc.
6.13%, 02/01/18	1,500	1,711,896
6.50%, 08/11/17	3,533	4,031,125
6.50%, 11/01/31	250	321,292
6.50%, 02/09/40	3,500	4,567,499
Safeway Inc.
3.95%, 08/15/20	750	757,500
4.75%, 12/01/21	1,250	1,262,500
Sara Lee Corp.
4.10%, 09/15/20	500	518,415
Sysco Corp.
5.25%, 02/12/18	100	111,588
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	3,960	4,010,805
4.88%, 08/15/34 (Call 02/15/34)	840	891,903

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Unilever Capital Corp.
4.25%, 02/10/21	$750	$831,131
5.90%, 11/15/32	3,070	4,115,901

		78,906,227
FOREST PRODUCTS & PAPER — 0.09%
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	1,100	1,135,133
10.75%, 06/01/17	2,000	2,460,000
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[b]	2,500	2,510,927
6.00%, 11/15/41 (Call 05/15/41)[b]	1,500	1,787,369
7.50%, 08/15/21	150	191,058
7.95%, 06/15/18	4,920	5,958,840
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	1,625	1,566,628
4.70%, 03/15/21 (Call 12/15/20)	300	328,225

		15,938,180
GAS — 0.09%
AGL Capital Corp.
5.25%, 08/15/19	1,000	1,118,528
5.88%, 03/15/41 (Call 09/15/40)	1,300	1,628,659
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)[b]	1,450	1,481,671
5.50%, 06/15/41 (Call 12/15/40)	1,175	1,431,882
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	2,000	1,982,003
4.90%, 12/01/21 (Call 09/01/21)	700	756,071
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)[d]	750	750,631
3.61%, 02/01/24 (Call 11/01/23)[d]	483	504,678
Questar Corp.
2.75%, 02/01/16	150	152,150

Security	Principal (000s)	Value

Sempra Energy
2.30%, 04/01/17	$200	$204,910
6.50%, 06/01/16	2,202	2,416,763
Southern California Gas Co.
4.45%, 03/15/44 (Call 09/15/43)[b]	2,000	2,154,172
5.13%, 11/15/40	1,800	2,133,764

		16,715,882
HAND & MACHINE TOOLS — 0.03%
Snap-On Inc.
4.25%, 01/15/18	450	478,915
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	700	725,387
5.20%, 09/01/40	3,450	3,916,321

		5,120,623
HEALTH CARE — PRODUCTS — 0.28%
Baxter International Inc.
1.85%, 01/15/17	2,100	2,137,265
1.85%, 06/15/18	250	250,548
2.40%, 08/15/22	3,805	3,645,694
3.65%, 08/15/42	3,400	3,168,883
4.50%, 08/15/19	2,500	2,759,934
Becton, Dickinson and Co.
1.75%, 11/08/16	1,600	1,630,380
3.13%, 11/08/21	500	517,916
3.25%, 11/12/20	700	728,332
5.00%, 11/12/40	500	575,451
Boston Scientific Corp.
4.13%, 10/01/23 (Call 07/01/23)	625	652,279
6.00%, 01/15/20	2,500	2,893,705
CareFusion Corp.
1.45%, 05/15/17	55	54,768
3.88%, 05/15/24 (Call 02/15/24)	310	314,906
4.88%, 05/15/44 (Call 11/15/43)	160	162,909
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	1,000	979,802
3.20%, 06/15/22 (Call 03/15/22)	3,000	3,043,186

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.20%, 06/15/20	$300	$326,481
6.00%, 10/15/17	1,826	2,067,906
CR Bard Inc.
1.38%, 01/15/18	1,550	1,537,599
2.88%, 01/15/16	400	412,298
4.40%, 01/15/21 (Call 10/15/20)	500	547,516
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,000	1,020,118
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	650	728,188
Medtronic Inc.
0.88%, 02/27/17	500	497,978
2.75%, 04/01/23 (Call 01/01/23)	3,000	2,929,050
3.63%, 03/15/24 (Call 12/15/23)	825	855,330
4.13%, 03/15/21 (Call 12/15/20)	1,200	1,305,906
4.45%, 03/15/20	1,500	1,665,193
4.50%, 03/15/42 (Call 09/15/41)	4,500	4,732,780
St. Jude Medical Inc.
2.50%, 01/15/16	1,000	1,024,936
4.75%, 04/15/43 (Call 10/15/42)	1,000	1,046,368
Stryker Corp.
1.30%, 04/01/18	2,500	2,472,285
2.00%, 09/30/16	1,000	1,024,895
3.38%, 05/15/24 (Call 02/15/24)	2,000	2,020,949
4.38%, 05/15/44 (Call 11/15/43)	1,000	1,010,873
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	800	815,494

		51,558,101
HEALTH CARE – SERVICES — 0.34%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	700	699,998
1.75%, 05/15/17 (Call 04/15/17)	1,600	1,619,740

Security	Principal (000s)	Value

2.75%, 11/15/22 (Call 08/15/22)	$700	$683,083
3.95%, 09/01/20	3,500	3,793,407
4.13%, 06/01/21 (Call 03/01/21)	1,800	1,952,497
6.63%, 06/15/36	2,026	2,681,273
Cigna Corp.
2.75%, 11/15/16	500	518,245
4.38%, 12/15/20 (Call 09/15/20)	2,150	2,334,491
4.50%, 03/15/21 (Call 12/15/20)	2,950	3,238,253
5.38%, 02/15/42 (Call 08/15/41)	1,200	1,392,243
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,550	1,799,367
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	2,500	2,537,627
6.45%, 06/01/16	710	776,021
Laboratory Corp. of America Holdings
4.63%, 11/15/20 (Call 08/15/20)	2,100	2,252,891
Quest Diagnostics Inc.
2.70%, 04/01/19	500	501,934
4.25%, 04/01/24 (Call 01/01/24)	1,500	1,544,861
4.70%, 04/01/21	1,800	1,950,719
UnitedHealth Group Inc.
2.88%, 03/15/23	2,000	1,970,105
4.63%, 11/15/41 (Call 05/15/41)	1,800	1,904,449
5.80%, 03/15/36	500	620,090
6.00%, 02/15/18	1,200	1,368,127
6.88%, 02/15/38	6,200	8,499,786
WellPoint Inc.
2.25%, 08/15/19	2,000	1,995,366
3.13%, 05/15/22	1,050	1,042,127
3.30%, 01/15/23	4,900	4,912,255
3.50%, 08/15/24 (Call 05/15/24)	1,000	1,004,493
4.63%, 05/15/42	1,500	1,546,622

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.85%, 08/15/54 (Call 02/15/54)	$500	$515,332
5.25%, 01/15/16	2,068	2,204,343
5.85%, 01/15/36	3,000	3,585,041

		61,444,786
HOME BUILDERS — 0.01%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	2,100	2,142,000

		2,142,000
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
3.70%, 03/01/23[b]	1,850	1,877,645
4.85%, 06/15/21[b]	1,650	1,821,732

		3,699,377
HOUSEHOLD PRODUCTS & WARES — 0.05%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	1,500	1,472,890
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	978,725
3.35%, 12/15/15	350	361,093
Clorox Co. (The)
3.80%, 11/15/21	1,800	1,897,973
Kimberly-Clark Corp.
1.90%, 05/22/19	2,480	2,468,889
3.88%, 03/01/21	250	268,868
5.30%, 03/01/41	1,000	1,202,206
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,200	1,281,106

		9,931,750
HOUSEWARES — 0.01%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	2,500	2,608,254

		2,608,254
INSURANCE — 0.91%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	102,292
4.15%, 03/13/43[b]	2,125	2,150,355
5.70%, 02/15/17	2,520	2,794,868

Security	Principal (000s)	Value

Aflac Inc.
4.00%, 02/15/22[b]	$800	$858,875
8.50%, 05/15/19	2,650	3,380,056
Alleghany Corp.
4.95%, 06/27/22	1,500	1,653,543
5.63%, 09/15/20	500	564,351
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20	650	730,021
Allstate Corp. (The)
5.55%, 05/09/35	3,568	4,296,564
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	960	961,749
4.13%, 02/15/24	1,525	1,618,147
4.50%, 07/16/44 (Call 01/16/44)	395	401,540
4.88%, 06/01/22	2,000	2,236,201
5.85%, 01/16/18	4,250	4,815,622
8.18%, 05/15/68 (Call 05/15/38)[a]	5,400	7,425,000
8.25%, 08/15/18	4,404	5,423,145
Aon PLC
3.13%, 05/27/16	1,650	1,707,344
4.60%, 06/14/44 (Call 03/14/44)[b]	910	935,471
Arch Capital Group US Inc.
5.14%, 11/01/43	650	717,716
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	500	575,476
Assurant Inc.
4.00%, 03/15/23	2,000	2,029,599
AXA SA
8.60%, 12/15/30[b]	2,300	3,082,000
AXIS Specialty Finance PLC
2.65%, 04/01/19	75	75,582
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	3,000	3,037,450
3.00%, 05/15/22[b]	1,000	1,012,691
4.40%, 05/15/42	2,000	2,055,467
5.40%, 05/15/18	8,650	9,787,912
5.75%, 01/15/40	500	615,840

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Berkshire Hathaway Inc.
2.10%, 08/14/19	$4,000	$4,015,070
Chubb Corp. (The)
6.00%, 05/11/37	3,020	3,889,174
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	2,200	2,267,410
5.75%, 08/15/21	150	174,745
6.50%, 08/15/16	1,450	1,599,839
Fidelity National Financial Inc.
5.50%, 09/01/22	2,750	3,036,919
Genworth Holdings Inc.
7.70%, 06/15/20	1,000	1,214,218
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	1,000	1,166,063
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	1,000	1,141,215
5.38%, 03/15/17	3,420	3,750,703
Kemper Corp.
6.00%, 11/30/15	900	952,477
Lincoln National Corp.
4.20%, 03/15/22[b]	2,000	2,144,746
4.85%, 06/24/21	200	223,355
7.00%, 06/15/40	1,000	1,392,873
8.75%, 07/01/19	1,000	1,284,427
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,500	1,439,826
4.13%, 05/15/43 (Call 11/15/42)[b]	1,500	1,445,183
Manulife Financial Corp.
3.40%, 09/17/15	686	706,179
Markel Corp.
4.90%, 07/01/22	1,500	1,648,626
5.35%, 06/01/21	1,200	1,351,938
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	1,250	1,265,623
MetLife Inc.
1.76%, 12/15/17	5,750	5,779,261
3.60%, 04/10/24[b]	5,000	5,149,453

Security	Principal (000s)	Value

4.75%, 02/08/21	$400	$449,517
5.88%, 02/06/41	4,000	5,026,914
7.72%, 02/15/19	750	926,858
Principal Financial Group Inc.
6.05%, 10/15/36	2,005	2,489,700
8.88%, 05/15/19	1,224	1,563,935
Progressive Corp. (The)
3.75%, 08/23/21	350	374,487
4.35%, 04/25/44	1,250	1,296,980
6.70%, 06/15/67 (Call 06/15/17)[a,b]	1,605	1,765,500
Prudential Financial Inc.
3.00%, 05/12/16	2,650	2,742,543
3.50%, 05/15/24[b]	750	758,902
4.50%, 11/16/21	200	218,695
4.60%, 05/15/44[b]	500	514,150
5.38%, 06/21/20	400	456,671
5.63%, 05/12/41	1,000	1,177,407
5.63%, 06/15/43 (Call 06/15/23)[a]	5,100	5,444,250
5.80%, 11/16/41	1,800	2,171,744
6.20%, 11/15/40	1,500	1,882,220
8.88%, 06/15/68 (Call 06/15/18)[a]	500	605,000
Series D
6.00%, 12/01/17[b]	2,752	3,121,728
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,400	1,552,252
Symetra Financial Corp.
4.25%, 07/15/24	300	304,956
Travelers Companies Inc. (The)
3.90%, 11/01/20[b]	2,250	2,416,987
5.35%, 11/01/40	3,500	4,148,353
Trinity Acquisition PLC
4.63%, 08/15/23[b]	1,750	1,840,331
Unum Group
4.00%, 03/15/24[b]	4,000	4,146,077
Validus Holdings Ltd.
8.88%, 01/26/40	500	731,377
Willis Group Holdings PLC
5.75%, 03/15/21	1,150	1,296,802
WR Berkley Corp.
4.63%, 03/15/22	1,400	1,506,893

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

5.38%, 09/15/20	$1,000	$1,117,422
XLIT Ltd.
2.30%, 12/15/18	225	225,733
5.75%, 10/01/21	1,300	1,522,477

		165,881,061
INTERNET — 0.12%
Amazon.com Inc.
1.20%, 11/29/17	1,500	1,488,620
2.50%, 11/29/22 (Call 08/29/22)	2,500	2,395,909
Baidu Inc.
2.75%, 06/09/19	600	602,738
3.50%, 11/28/22[b]	500	494,850
eBay Inc.
1.35%, 07/15/17	950	952,400
1.63%, 10/15/15	400	405,159
2.20%, 08/01/19 (Call 07/01/19)[b]	1,000	999,082
2.60%, 07/15/22 (Call 04/15/22)[b]	550	532,587
3.25%, 10/15/20 (Call 07/15/20)	1,900	1,972,159
3.45%, 08/01/24 (Call 05/01/24)[b]	1,000	1,003,660
4.00%, 07/15/42 (Call 01/15/42)	950	873,698
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	1,000	1,012,175
5.95%, 08/15/20[b]	2,000	2,267,500
Google Inc.
2.13%, 05/19/16	1,750	1,796,686
3.38%, 02/25/24	675	698,280
3.63%, 05/19/21[b]	2,650	2,849,300
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	1,500	1,534,256

		21,879,059
IRON & STEEL — 0.15%
Allegheny Technologies Inc.
5.88%, 08/15/23 (Call 05/15/23)	2,000	2,194,034

Security	Principal (000s)	Value

Cliffs Natural Resources Inc.
4.80%, 10/01/20[b]	$800	$759,000
5.90%, 03/15/20[b]	—	—
6.25%, 10/01/40	275	237,875
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)[b]	2,450	2,566,081
5.85%, 06/01/18	3,785	4,328,044
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	1,000	1,038,503
Vale Overseas Ltd.
4.38%, 01/11/22[b]	2,050	2,141,700
6.88%, 11/21/36	9,618	11,372,089
6.88%, 11/10/39	1,500	1,791,112

		26,428,438
LEISURE TIME — 0.01%
Carnival Corp.
3.95%, 10/15/20[b]	2,250	2,357,174

		2,357,174
LODGING — 0.05%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)[b]	1,855	1,831,084
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	3,100	3,191,304
3.25%, 09/15/22 (Call 06/15/22)	1,000	1,000,339
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,350	1,333,143
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	500	507,239
4.25%, 03/01/22 (Call 12/01/21)	550	569,271

		8,432,380
MACHINERY — 0.28%
Caterpillar Financial Services Corp.
1.00%, 03/03/17	1,900	1,898,593

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

1.25%, 08/18/17	$2,000	$2,001,739
1.63%, 06/01/17	1,250	1,265,000
2.05%, 08/01/16[b]	2,700	2,768,170
3.30%, 06/09/24	3,000	3,031,130
7.15%, 02/15/19	3,155	3,845,864
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)[b]	2,250	2,216,170
3.40%, 05/15/24 (Call 02/15/24)	1,050	1,073,446
3.90%, 05/27/21	1,900	2,054,745
4.30%, 05/15/44 (Call 11/15/43)[b]	670	696,294
5.20%, 05/27/41	3,250	3,798,606
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)[b]	2,000	2,108,939
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)[b]	1,500	1,480,174
Flowserve Corp.
4.00%, 11/15/23 (Call 08/15/23)	2,000	2,046,088
John Deere Capital Corp.
1.85%, 09/15/16	4,850	4,955,649
2.80%, 03/04/21	2,000	2,031,526
3.15%, 10/15/21	3,950	4,075,979
3.35%, 06/12/24	1,705	1,737,022
3.90%, 07/12/21	2,600	2,811,964
Joy Global Inc.
5.13%, 10/15/21[b]	250	274,656
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,640	1,611,900
Xylem Inc.
3.55%, 09/20/16	2,900	3,042,537

		50,826,191
MANUFACTURING — 0.31%
3M Co.
1.38%, 09/29/16	2,750	2,789,872
2.00%, 06/26/22	1,500	1,439,216
3.88%, 06/15/44	2,000	1,981,100

Security	Principal (000s)	Value

Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	$1,490	$1,505,816
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	100	106,394
Crane Co.
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,065,452
Danaher Corp.
2.30%, 06/23/16	150	154,116
3.90%, 06/23/21 (Call 03/23/21)	2,700	2,926,529
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	2,100	2,316,851
5.38%, 03/01/41 (Call 12/01/40)[b]	900	1,078,754
Eaton Corp.
1.50%, 11/02/17	6,000	6,001,811
2.75%, 11/02/22	2,300	2,249,524
4.00%, 11/02/32	800	817,782
General Electric Co.
3.38%, 03/11/24[b]	2,900	2,983,391
4.50%, 03/11/44	3,750	4,060,309
5.25%, 12/06/17	6,062	6,787,425
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	1,300	1,362,742
3.50%, 03/01/24 (Call 12/01/23)[b]	1,800	1,865,598
4.88%, 09/15/41 (Call 03/15/41)	1,550	1,719,390
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23[b]	1,500	1,602,539
6.88%, 08/15/18	1,500	1,775,526
Pentair Finance SA
2.65%, 12/01/19	1,635	1,638,187
3.15%, 09/15/22 (Call 06/15/22)[b]	1,200	1,181,926
Textron Inc.
3.65%, 03/01/21[b]	1,150	1,181,806
4.63%, 09/21/16	800	849,891

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

5.95%, 09/21/21 (Call 06/21/21)	$800	$930,141
Tyco Electronics Group SA
2.35%, 08/01/19 (Call 07/01/19)	505	507,079
2.38%, 12/17/18 (Call 11/17/18)	470	476,708
3.45%, 08/01/24 (Call 05/01/24)	425	430,056
6.55%, 10/01/17	2,800	3,212,573

		56,998,504
MEDIA — 1.01%
21st Century Fox America Inc.
3.00%, 09/15/22	200	196,274
4.00%, 10/01/23	1,000	1,046,905
5.40%, 10/01/43[b]	1,000	1,148,924
6.15%, 02/15/41	500	615,338
6.20%, 12/15/34	8,482	10,478,755
6.40%, 12/15/35	400	504,723
6.65%, 11/15/37	450	576,235
6.90%, 03/01/19	3,600	4,305,870
CBS Corp.
3.70%, 08/15/24 (Call 05/15/24)	1,000	1,010,995
4.90%, 08/15/44 (Call 02/15/44)	750	773,933
7.88%, 07/30/30	2,218	2,977,147
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	1,000	1,450,415
Comcast Cable Communications LLC
8.88%, 05/01/17	500	599,376
Comcast Corp.
3.60%, 03/01/24[b]	6,250	6,481,834
4.20%, 08/15/34 (Call 02/15/34)	1,415	1,457,087
4.25%, 01/15/33	5,500	5,700,190
4.65%, 07/15/42	2,000	2,137,070
4.75%, 03/01/44[b]	1,425	1,552,071
5.15%, 03/01/20	10,150	11,608,522
6.45%, 03/15/37	4,218	5,519,380

Security	Principal (000s)	Value

6.50%, 01/15/17	$500	$564,050
6.55%, 07/01/39[b]	100	133,219
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	500	500,493
3.50%, 03/01/16	6,250	6,496,240
3.80%, 03/15/22	50	52,250
4.45%, 04/01/24 (Call 01/01/24)	1,000	1,073,009
5.00%, 03/01/21	3,400	3,795,625
5.15%, 03/15/42[b]	835	899,616
5.20%, 03/15/20	3,925	4,433,187
6.38%, 03/01/41	3,500	4,353,017
Discovery Communications LLC
4.38%, 06/15/21	1,100	1,198,212
4.88%, 04/01/43	500	521,011
4.95%, 05/15/42	3,067	3,185,482
5.05%, 06/01/20[b]	2,100	2,345,749
6.35%, 06/01/40[b]	500	611,366
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	2,000	2,481,304
NBCUniversal Media LLC
2.88%, 04/01/16	4,150	4,291,794
2.88%, 01/15/23	1,000	995,535
4.38%, 04/01/21	2,400	2,643,173
5.95%, 04/01/41	2,600	3,261,736
Scripps Networks Interactive Inc.
2.70%, 12/15/16	2,400	2,485,928
TCI Communications Inc.
7.13%, 02/15/28	750	999,920
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	2,000	2,108,326
4.30%, 11/23/23 (Call 08/23/23)	1,175	1,244,522
4.50%, 05/23/43 (Call 11/23/42)	1,000	976,480
6.50%, 07/15/18	500	582,008
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[b]	6,890	7,375,692
4.50%, 09/15/42 (Call 03/15/42)	2,200	2,224,753
5.00%, 02/01/20[b]	500	560,803

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

6.55%, 05/01/37[b]	$5,043	$6,410,498
6.75%, 06/15/39	1,000	1,305,456
7.30%, 07/01/38	500	686,143
8.25%, 04/01/19	2,810	3,533,331
Time Warner Inc.
2.10%, 06/01/19	1,000	992,389
3.40%, 06/15/22[b]	1,300	1,318,181
3.55%, 06/01/24 (Call 03/01/24)	500	500,183
4.00%, 01/15/22	6,300	6,651,677
4.65%, 06/01/44 (Call 12/01/43)	1,000	1,008,122
4.75%, 03/29/21	500	555,170
6.25%, 03/29/41	4,000	4,866,461
7.70%, 05/01/32	5,857	8,205,204
Viacom Inc.
2.50%, 12/15/16	1,600	1,647,870
3.88%, 04/01/24 (Call 01/01/24)	2,700	2,759,438
4.25%, 09/01/23 (Call 06/01/23)	2,750	2,888,460
4.50%, 03/01/21	1,750	1,909,887
4.50%, 02/27/42	2,500	2,412,506
5.25%, 04/01/44 (Call 10/01/43)	1,475	1,590,844
5.85%, 09/01/43 (Call 03/01/43)	375	433,308
6.88%, 04/30/36	50	63,647
Walt Disney Co. (The)
0.88%, 05/30/17	1,750	1,740,309
1.35%, 08/16/16[b]	950	962,155
2.35%, 12/01/22	2,750	2,678,138
3.70%, 12/01/42	1,500	1,434,278
3.75%, 06/01/21	800	865,599
4.38%, 08/16/41	1,000	1,060,004
7.00%, 03/01/32	1,000	1,406,517
Series E
4.13%, 12/01/41	2,000	2,031,556

		184,452,875
METAL FABRICATE & HARDWARE — 0.02%
Precision Castparts Corp.
1.25%, 01/15/18	725	718,832
2.50%, 01/15/23 (Call 10/15/22)	975	940,864

Security	Principal (000s)	Value

3.90%, 01/15/43 (Call 07/15/42)[b]	$1,400	$1,378,951

		3,038,647
MINING — 0.41%
Barrick Gold Corp.
3.85%, 04/01/22[b]	1,050	1,064,106
6.95%, 04/01/19[b]	500	596,502
Barrick North America Finance LLC
4.40%, 05/30/21	4,100	4,346,359
5.70%, 05/30/41	4,100	4,327,361
6.80%, 09/15/18[b]	500	588,001
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	500	541,971
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	4,000	4,061,096
2.05%, 09/30/18	675	683,749
2.88%, 02/24/22[b]	1,750	1,762,890
3.25%, 11/21/21	3,000	3,114,474
4.13%, 02/24/42	2,000	2,028,454
5.00%, 09/30/43	1,925	2,200,236
6.50%, 04/01/19	100	119,760
Freeport-McMoRan Inc.
3.10%, 03/15/20	2,000	2,025,479
3.55%, 03/01/22 (Call 12/01/21)	500	502,711
3.88%, 03/15/23 (Call 12/15/22)[b]	2,700	2,738,287
5.45%, 03/15/43 (Call 09/15/42)	5,500	5,950,600
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)[d]	250	258,192
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[b]	1,800	1,763,102
5.88%, 04/01/35	250	260,547
6.25%, 10/01/39	2,250	2,430,125
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	850	873,267
3.75%, 09/20/21	3,800	4,038,238
5.20%, 11/02/40	2,300	2,573,090

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

9.00%, 05/01/19[b]	$7,285	$9,489,278
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (Call 11/14/18)	1,000	1,016,113
4.13%, 08/21/42 (Call 02/21/42)	1,000	975,046
Southern Copper Corp.
3.50%, 11/08/22[b]	950	941,545
5.25%, 11/08/42[b]	500	490,670
6.75%, 04/16/40	3,000	3,453,230
7.50%, 07/27/35	1,500	1,844,413
Teck Resources Ltd.
2.50%, 02/01/18[b]	2,155	2,187,567
3.15%, 01/15/17	233	242,035
4.75%, 01/15/22 (Call 10/15/21)	2,700	2,856,106
5.20%, 03/01/42 (Call 09/01/41)	2,500	2,443,229

		74,787,829
OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[b]	2,500	2,595,653
4.75%, 05/15/18[b]	2,613	2,819,788
Xerox Corp.
2.95%, 03/15/17	800	831,431
4.50%, 05/15/21	2,500	2,715,818
6.35%, 05/15/18	2,620	3,020,988

		11,983,678
OIL & GAS — 2.12%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	3,000	3,037,981
4.50%, 07/15/44 (Call 01/15/44)	2,000	2,053,130
5.95%, 09/15/16	4,482	4,922,787
6.45%, 09/15/36	4,500	5,778,978
Apache Corp.
1.75%, 04/15/17	2,000	2,025,189
3.25%, 04/15/22 (Call 01/15/22)	3,650	3,723,233
4.75%, 04/15/43 (Call 10/15/42)	3,000	3,194,096

Security	Principal (000s)	Value

6.00%, 01/15/37	$1,000	$1,224,808
BP Capital Markets PLC
1.38%, 05/10/18[b]	450	445,270
1.85%, 05/05/17	2,000	2,034,996
2.24%, 05/10/19[b]	2,000	2,013,084
2.25%, 11/01/16	2,700	2,779,609
2.50%, 11/06/22	1,750	1,687,490
3.13%, 10/01/15	1,050	1,079,148
3.20%, 03/11/16	1,500	1,559,430
3.25%, 05/06/22[b]	1,000	1,021,133
3.56%, 11/01/21[b]	1,000	1,050,055
3.99%, 09/26/23[b]	3,000	3,197,061
4.74%, 03/11/21	2,900	3,264,180
4.75%, 03/10/19	2,300	2,567,089
British Transco Finance Inc.
6.63%, 06/01/18	2,250	2,622,331
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	120	124,550
3.80%, 04/15/24	1,275	1,321,256
5.70%, 05/15/17	5,918	6,586,145
6.00%, 08/15/16	250	274,038
6.25%, 03/15/38	750	952,279
6.50%, 02/15/37	500	643,852
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,250	1,239,905
5.70%, 10/15/19	5,000	5,785,560
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)	3,000	3,023,677
2.36%, 12/05/22 (Call 09/05/22)	2,500	2,437,326
2.43%, 06/24/20 (Call 05/24/20)[b]	3,000	3,023,609
3.19%, 06/24/23 (Call 03/24/23)	2,000	2,055,287
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	1,750	1,736,528
3.00%, 05/09/23	2,000	1,900,256
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44[b]	2,500	2,665,853

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

ConocoPhillips
5.75%, 02/01/19[b]	$1,500	$1,738,716
5.90%, 10/15/32	10,392	13,312,725
6.00%, 01/15/20	500	593,819
6.95%, 04/15/29	2,125	2,927,152
Continental Resources Inc.
3.80%, 06/01/24 (Call 03/01/24)[b,d]	360	367,334
4.50%, 04/15/23 (Call 01/15/23)	3,750	4,044,038
4.90%, 06/01/44 (Call 12/01/43)[d]	235	247,863
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[b]	3,650	3,902,772
4.75%, 05/15/42 (Call 11/15/41)	1,000	1,060,272
5.60%, 07/15/41 (Call 01/15/41)	900	1,059,862
6.30%, 01/15/19	6,621	7,740,587
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[b]	250	254,899
Ecopetrol SA
7.38%, 09/18/43[b]	4,500	5,715,000
7.63%, 07/23/19[b]	500	607,500
Encana Corp.
5.90%, 12/01/17	2,380	2,692,262
6.50%, 02/01/38	5,750	7,424,881
Ensco PLC
3.25%, 03/15/16	2,150	2,226,332
4.70%, 03/15/21	2,950	3,211,856
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	750	753,091
2.50%, 02/01/16	1,500	1,537,538
2.63%, 03/15/23 (Call 12/15/22)	1,200	1,167,617
4.10%, 02/01/21	1,650	1,798,914
EQT Corp.
4.88%, 11/15/21	2,900	3,179,879
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)	1,500	1,509,589

Security	Principal (000s)	Value

3.18%, 03/15/24 (Call 12/15/23)	$1,500	$1,550,187
Hess Corp.
1.30%, 06/15/17	740	740,806
3.50%, 07/15/24 (Call 04/15/24)	540	546,368
5.60%, 02/15/41	4,800	5,670,892
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	125	131,573
4.00%, 04/15/24 (Call 01/15/24)[b]	300	313,229
7.25%, 12/15/19	3,350	4,129,912
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	2,000	1,957,625
6.00%, 10/01/17	2,198	2,492,769
Marathon Petroleum Corp.
3.50%, 03/01/16	150	155,818
5.13%, 03/01/21	1,100	1,245,768
6.50%, 03/01/41 (Call 09/01/40)	1,700	2,141,878
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)[b]	2,300	2,276,469
4.00%, 06/01/22 (Call 03/01/22)	500	508,256
5.13%, 12/01/42 (Call 06/01/42)	1,000	984,688
Nabors Industries Inc.
5.10%, 09/15/23 (Call 06/15/23)	2,400	2,647,317
9.25%, 01/15/19	600	767,596
Nexen Energy ULC
6.20%, 07/30/19	2,000	2,353,333
6.40%, 05/15/37	1,250	1,558,977
7.50%, 07/30/39	1,000	1,412,422
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	1,500	1,609,183
6.00%, 03/01/41 (Call 09/01/40)	1,300	1,574,650
Noble Holding International Ltd.
3.45%, 08/01/15	500	512,209

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.90%, 08/01/20[b]	$2,000	$2,200,053
6.20%, 08/01/40	1,000	1,155,761
Occidental Petroleum Corp.
1.75%, 02/15/17	700	711,675
2.50%, 02/01/16	1,000	1,025,741
3.13%, 02/15/22 (Call 11/15/21)	4,225	4,307,097
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,000	1,087,031
Petrobras Global Finance BV
3.00%, 01/15/19[b]	5,000	4,935,347
4.38%, 05/20/23[b]	6,000	5,939,530
6.25%, 03/17/24	855	940,403
7.25%, 03/17/44[b]	2,550	3,017,025
Petrobras International Finance Co.
3.50%, 02/06/17	3,000	3,082,439
3.88%, 01/27/16	2,900	2,978,168
5.38%, 01/27/21	2,650	2,793,467
5.75%, 01/20/20	4,380	4,717,209
6.75%, 01/27/41[b]	5,750	6,367,518
6.88%, 01/20/40	1,000	1,121,875
7.88%, 03/15/19	3,548	4,133,420
Petroleos Mexicanos
3.50%, 01/30/23	5,750	5,692,500
4.88%, 01/24/22	2,800	3,038,000
5.50%, 01/21/21	1,250	1,403,125
5.50%, 06/27/44[b]	500	537,500
5.75%, 03/01/18	5,020	5,584,750
6.50%, 06/02/41	8,375	10,154,687
6.63%, 06/15/35[b]	2,750	3,361,875
8.00%, 05/03/19	4,520	5,584,460
Phillips 66
2.95%, 05/01/17	1,700	1,774,178
4.30%, 04/01/22	1,500	1,623,387
5.88%, 05/01/42	2,000	2,451,234
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	3,350	3,508,294
Plains Exploration & Production Co.
6.75%, 02/01/22 (Call 02/01/17)	1,300	1,470,625

Security	Principal (000s)	Value

6.88%, 02/15/23 (Call 02/15/18)	$500	$580,625
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[b]	1,250	1,316,639
5.85%, 01/15/44 (Call 07/15/43)[b]	1,025	1,084,415
Shell International Finance BV
0.90%, 11/15/16	3,000	3,008,437
1.13%, 08/21/17	2,000	1,996,794
2.00%, 11/15/18[b]	3,850	3,906,129
2.38%, 08/21/22[b]	1,175	1,144,033
4.30%, 09/22/19	4,450	4,931,068
4.55%, 08/12/43	4,250	4,665,018
6.38%, 12/15/38	2,151	2,923,971
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	1,800	1,905,185
7.50%, 02/01/18[b]	500	590,924
Statoil ASA
1.80%, 11/23/16	1,000	1,020,446
2.45%, 01/17/23	250	243,041
3.13%, 08/17/17	6,000	6,326,013
3.70%, 03/01/24	1,000	1,059,592
4.80%, 11/08/43	2,000	2,259,501
5.10%, 08/17/40	1,500	1,738,589
5.25%, 04/15/19	8,000	9,134,823
Suncor Energy Inc.
6.10%, 06/01/18	1,451	1,673,395
6.50%, 06/15/38	4,720	6,131,801
6.85%, 06/01/39	1,226	1,662,636
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)[b]	2,450	2,532,489
7.75%, 06/01/19	2,500	3,079,267
Total Capital International SA
0.75%, 01/25/16	1,350	1,353,928
2.70%, 01/25/23	2,000	1,963,700
2.88%, 02/17/22	1,250	1,261,707
3.75%, 04/10/24	2,050	2,152,002
Total Capital SA
2.13%, 08/10/18	3,000	3,050,745
2.30%, 03/15/16	1,500	1,539,677
4.45%, 06/24/20	5,000	5,564,579

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Transocean Inc.
4.95%, 11/15/15	$250	$261,581
5.05%, 12/15/16	500	539,885
6.38%, 12/15/21	2,000	2,261,799
6.50%, 11/15/20	1,000	1,132,027
6.80%, 03/15/38	4,500	4,873,666
Valero Energy Corp.
9.38%, 03/15/19	4,270	5,543,585
XTO Energy Inc.
5.50%, 06/15/18	2,200	2,505,484

		387,025,192
OIL & GAS SERVICES — 0.20%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	3,400	3,525,842
5.13%, 09/15/40	750	861,961
7.50%, 11/15/18[b]	1,000	1,219,858
Cameron International Corp.
1.40%, 06/15/17	1,000	1,000,540
4.50%, 06/01/21 (Call 03/01/21)	2,950	3,230,469
5.95%, 06/01/41 (Call 12/01/40)	500	599,742
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	1,750	1,741,987
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)[b]	3,500	3,623,162
4.50%, 11/15/41 (Call 05/15/41)	2,050	2,162,054
6.15%, 09/15/19[b]	3,200	3,796,440
6.70%, 09/15/38	500	680,664
7.45%, 09/15/39	200	292,851
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	1,900	1,845,417
3.95%, 12/01/42 (Call 06/01/42)	1,150	1,125,239
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	450	474,180

Security	Principal (000s)	Value

Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	$4,250	$4,539,661
6.00%, 03/15/18	1,000	1,133,446
9.63%, 03/01/19	4,225	5,484,147

		37,337,660
PACKAGING & CONTAINERS — 0.02%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	200	216,629
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	750	775,997
Rock-Tenn Co.
3.50%, 03/01/20	500	518,513
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)[b]	120	127,573
5.75%, 11/01/40 (Call 05/01/40)	2,200	2,586,522

		4,225,234
PHARMACEUTICALS — 0.96%
Abbott Laboratories
4.13%, 05/27/20	1,700	1,866,858
5.13%, 04/01/19	2,210	2,494,484
5.30%, 05/27/40	75	91,141
6.00%, 04/01/39	500	648,210
AbbVie Inc.
1.75%, 11/06/17	3,000	3,009,233
2.00%, 11/06/18	3,150	3,141,227
2.90%, 11/06/22	3,000	2,947,212
4.40%, 11/06/42	3,325	3,336,179
Actavis Funding SCS
3.85%, 06/15/24 (Call 03/15/24)[d]	290	293,578
Actavis Inc.
1.88%, 10/01/17	1,100	1,104,762
4.63%, 10/01/42 (Call 04/01/42)	2,000	1,989,497
6.13%, 08/15/19	850	992,782
Allergan Inc.
3.38%, 09/15/20[b]	4,200	4,176,216
AmerisourceBergen Corp.
3.40%, 05/15/24	1,000	1,006,126

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

AstraZeneca PLC
4.00%, 09/18/42	$1,000	$967,401
5.90%, 09/15/17	1,300	1,473,027
6.45%, 09/15/37	5,393	7,145,425
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,400	1,385,006
2.00%, 08/01/22	2,250	2,111,427
3.25%, 11/01/23	1,950	1,986,369
3.25%, 08/01/42[b]	1,750	1,499,105
5.88%, 11/15/36	2,040	2,571,738
Cardinal Health Inc.
1.70%, 03/15/18	2,300	2,289,825
3.20%, 06/15/22	2,200	2,200,645
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,200	1,263,923
Eli Lilly and Co.
1.95%, 03/15/19	1,475	1,478,213
5.55%, 03/15/37	2,168	2,664,432
6.77%, 01/01/36	500	686,059
Express Scripts Holding Co.
2.25%, 06/15/19	300	298,648
3.13%, 05/15/16	2,400	2,489,700
3.50%, 06/15/24 (Call 03/15/24)	750	752,086
4.75%, 11/15/21	2,150	2,388,375
6.13%, 11/15/41[b]	1,000	1,259,175
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	1,000	1,001,983
5.65%, 05/15/18	4,384	5,015,181
6.38%, 05/15/38	3,000	3,957,719
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	5,750	5,712,427
Johnson & Johnson
1.65%, 12/05/18	1,950	1,956,423
2.15%, 05/15/16	1,000	1,029,176
3.38%, 12/05/23	1,250	1,313,950
3.55%, 05/15/21	1,300	1,399,972
5.55%, 08/15/17	3,550	4,014,789
5.95%, 08/15/37	2,650	3,537,687
McKesson Corp.
1.29%, 03/10/17	100	99,980
2.70%, 12/15/22 (Call 09/15/22)	1,275	1,233,827

Security	Principal (000s)	Value

4.75%, 03/01/21 (Call 12/01/20)	$2,500	$2,781,576
6.00%, 03/01/41 (Call 09/01/40)	500	609,981
7.50%, 02/15/19	1,500	1,824,980
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	95	99,082
Medco Health Solutions Inc.
2.75%, 09/15/15	1,500	1,530,654
7.13%, 03/15/18	3,176	3,727,077
Merck & Co. Inc.
1.10%, 01/31/18[b]	250	246,522
1.30%, 05/18/18	1,000	989,233
2.80%, 05/18/23	1,000	991,162
4.15%, 05/18/43	3,000	3,046,005
5.00%, 06/30/19	5,968	6,770,784
5.85%, 06/30/39	3,000	3,830,068
6.00%, 09/15/17	250	284,496
6.55%, 09/15/37	3,750	5,091,302
Novartis Capital Corp.
2.40%, 09/21/22	2,000	1,950,382
3.40%, 05/06/24[b]	2,000	2,059,037
4.40%, 05/06/44	2,000	2,153,176
Novartis Securities Investment Ltd.
5.13%, 02/10/19	3,310	3,752,071
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[b,d]	2,380	2,462,399
Pfizer Inc.
1.10%, 05/15/17	1,000	1,001,327
1.50%, 06/15/18[b]	5,400	5,392,124
3.40%, 05/15/24	1,000	1,022,816
4.30%, 06/15/43	5,000	5,151,705
6.20%, 03/15/19	3,970	4,682,520
7.20%, 03/15/39	1,000	1,441,117
Sanofi
1.25%, 04/10/18	2,400	2,373,185
2.63%, 03/29/16	500	516,026
4.00%, 03/29/21	1,600	1,743,165
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,200	1,233,916

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Series 2
3.65%, 11/10/21	$2,350	$2,413,529
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,700	1,745,957
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[b]	2,250	2,195,922
Wyeth LLC
5.95%, 04/01/37	2,000	2,504,324
6.50%, 02/01/34	500	657,267
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	725	724,178
4.70%, 02/01/43 (Call 08/01/42)[b]	2,450	2,551,767

		175,832,030
PIPELINES — 0.75%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)[b]	3,500	3,302,849
5.75%, 09/15/19	500	550,589
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	1,650	1,664,816
4.15%, 07/01/23 (Call 04/01/23)	3,475	3,590,300
5.85%, 11/15/43 (Call 05/15/43)	1,000	1,132,251
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	450	495,021
5.85%, 01/15/41 (Call 07/15/40)	500	624,907
6.00%, 05/15/18[b]	2,500	2,864,074
6.63%, 11/01/37	320	428,494
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	1,800	1,982,802
5.60%, 04/01/44 (Call 10/01/43)	275	311,689

Security	Principal (000s)	Value

El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/24 (Call 02/01/24)	$1,000	$1,022,134
5.00%, 10/01/21 (Call 07/01/21)	1,000	1,089,510
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[b]	1,900	2,021,689
5.50%, 09/15/40 (Call 03/15/40)	250	274,471
Series B
7.50%, 04/15/38	330	443,092
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[b]	900	903,957
4.50%, 06/10/44 (Call 12/10/43)	590	596,815
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	250	247,749
4.15%, 10/01/20 (Call 08/01/20)[b]	1,675	1,767,605
5.20%, 02/01/22 (Call 11/01/21)	250	275,483
6.50%, 02/01/42 (Call 08/01/41)	4,000	4,749,440
7.60%, 02/01/24 (Call 11/01/23)	3,000	3,731,869
9.70%, 03/15/19[b]	2,362	3,065,022
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	5,850	5,894,311
3.90%, 02/15/24 (Call 11/15/23)	950	989,944
4.85%, 08/15/42 (Call 02/15/42)	4,250	4,490,824
5.10%, 02/15/45 (Call 08/15/44)	4,450	4,879,955
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	500	504,383

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

3.50%, 09/01/23 (Call 06/01/23)[b]	$2,050	$1,982,922
4.15%, 02/01/24 (Call 11/01/23)[b]	4,000	4,056,358
5.00%, 03/01/43 (Call 09/01/42)	50	48,822
5.50%, 03/01/44 (Call 09/01/43)	200	209,589
5.95%, 02/15/18	800	902,432
6.85%, 02/15/20	550	655,836
6.95%, 01/15/38	6,972	8,514,826
Kinder Morgan, Inc.
7.13%, 04/01/21 (Call 04/01/16)	1,750	1,968,750
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	400	386,561
4.25%, 02/01/21	2,000	2,182,063
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,650	1,670,226
3.20%, 09/15/18 (Call 08/15/18)	2,975	3,096,356
6.13%, 02/01/41 (Call 08/01/40)	2,250	2,678,490
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)	5,175	5,811,014
5.15%, 06/01/42 (Call 12/01/41)	1,050	1,147,964
6.65%, 01/15/37	400	513,209
8.75%, 05/01/19	250	319,427
Southern Natural Gas Co. LLC/ Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	2,865	3,027,341
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)[b]	2,500	2,406,846
Spectra Energy Partners LP
2.95%, 09/25/18 (Call 08/25/18)	1,250	1,294,299

Security	Principal (000s)	Value

4.60%, 06/15/21 (Call 03/15/21)	$700	$766,254
Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	500	576,789
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	550	586,834
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	1,800	2,066,189
TransCanada PipeLines Ltd.
0.75%, 01/15/16[b]	1,725	1,726,855
2.50%, 08/01/22	450	435,627
3.75%, 10/16/23 (Call 07/16/23)[b]	1,750	1,827,259
3.80%, 10/01/20	1,000	1,070,033
4.63%, 03/01/34 (Call 12/01/33)	1,875	2,029,027
5.85%, 03/15/36	500	615,465
6.10%, 06/01/40	2,000	2,546,535
6.50%, 08/15/18	400	470,634
7.13%, 01/15/19	1,778	2,153,493
7.63%, 01/15/39	1,524	2,245,579
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	3,750	3,923,476
Williams Companies Inc. (The)
4.55%, 06/24/24 (Call 03/24/24)[b]	335	338,224
7.88%, 09/01/21	1,850	2,284,536
8.75%, 03/15/32	1,519	1,972,457
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	350	367,440
4.13%, 11/15/20 (Call 08/15/20)[b]	1,450	1,536,764
4.30%, 03/04/24 (Call 12/04/23)	1,500	1,568,230
4.90%, 01/15/45 (Call 10/15/44)	1,250	1,269,947
5.25%, 03/15/20	1,175	1,317,282
5.80%, 11/15/43 (Call 05/15/43)	600	690,982

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

6.30%, 04/15/40	$2,850	$3,443,331
7.25%, 02/01/17[b]	2,300	2,607,978

		137,206,596
REAL ESTATE — 0.00%
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	500	506,180

		506,180
REAL ESTATE INVESTMENT TRUSTS — 0.63%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	500	501,970
American Tower Corp.
3.40%, 02/15/19[b]	2,250	2,333,938
3.45%, 09/15/21	500	499,796
3.50%, 01/31/23	1,450	1,431,717
4.50%, 01/15/18	2,300	2,478,785
5.00%, 02/15/24	3,250	3,526,308
7.00%, 10/15/17	500	576,109
ARC Properties Operating Partnership LP/Clark Acquisition LLC
3.00%, 02/06/19 (Call 01/06/19)[b,d]	2,350	2,367,233
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)	1,700	1,814,699
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	5,500	5,398,122
3.70%, 11/15/18 (Call 08/15/18)	1,000	1,063,575
3.80%, 02/01/24 (Call 11/01/23)[b]	1,000	1,023,733
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	2,000	2,172,354
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	2,000	2,014,469
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	500	523,949

Security	Principal (000s)	Value

DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	$3,500	$3,391,681
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)[b]	3,350	3,276,275
5.25%, 03/15/21 (Call 12/15/20)[b]	1,500	1,638,645
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	1,750	1,803,907
4.38%, 06/15/22 (Call 03/15/22)	1,000	1,066,046
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	4,900	5,428,889
HCP Inc.
3.75%, 02/01/16	200	208,088
4.25%, 11/15/23 (Call 08/15/23)	750	781,468
5.38%, 02/01/21 (Call 11/03/20)	3,625	4,129,795
5.63%, 05/01/17	325	359,188
Health Care REIT Inc.
3.63%, 03/15/16	200	207,931
4.13%, 04/01/19 (Call 01/01/19)	1,600	1,711,632
4.95%, 01/15/21 (Call 10/15/20)	2,200	2,432,452
5.13%, 03/15/43 (Call 09/15/42)	850	922,888
6.50%, 03/15/41 (Call 09/15/40)	1,500	1,935,724
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)	500	494,707
5.75%, 01/15/21	1,100	1,243,888
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	1,500	1,471,224
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	2,900	3,095,852

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	$500	$536,250
Series D
3.75%, 10/15/23 (Call 07/15/23)	625	627,567
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	2,625	2,840,357
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	2,000	2,167,163
Mack-Cali Realty Corp.
7.75%, 08/15/19	2,000	2,381,633
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	500	508,143
5.50%, 07/15/21 (Call 04/15/21)	700	795,609
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)[d]	1,500	1,551,526
ProLogis LP
4.25%, 08/15/23 (Call 05/15/23)	1,750	1,841,719
4.50%, 08/15/17	1,800	1,943,043
6.88%, 03/15/20 (Call 12/16/19)	1,400	1,673,540
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	2,000	2,148,200
5.75%, 01/15/21 (Call 10/15/20)	75	86,027
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	1,000	1,013,597
4.75%, 05/01/24 (Call 11/01/23)	1,000	1,030,275
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	2,000	1,959,333
4.38%, 03/01/21 (Call 12/01/20)	2,250	2,490,939
4.75%, 03/15/42 (Call 09/15/41)	2,000	2,173,756

Security	Principal (000s)	Value

5.65%, 02/01/20 (Call 11/01/19)	$4,100	$4,765,648
5.88%, 03/01/17 (Call 12/01/16)	500	553,088
Tanger Properties LP
3.88%, 12/01/23 (Call 09/01/23)	2,000	2,050,413
UDR Inc.
4.25%, 06/01/18	1,550	1,671,298
4.63%, 01/10/22 (Call 10/10/21)	1,500	1,630,439
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	750	770,918
4.25%, 03/01/22 (Call 12/01/21)	3,950	4,178,521
4.75%, 06/01/21 (Call 03/01/21)	1,150	1,268,378
Vornado Realty Trust
5.00%, 01/15/22 (Call 10/15/21)	500	551,923
Washington Real Estate Investment Trust
4.95%, 10/01/20 (Call 04/01/20)	500	538,580
Weyerhaeuser Co.
6.88%, 12/15/33	2,990	3,978,554
7.38%, 03/15/32	1,975	2,717,963

		115,771,437
RETAIL — 0.77%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	250	267,017
4.50%, 12/01/23 (Call 09/01/23)	1,000	1,058,767
AutoZone Inc.
1.30%, 01/13/17	1,075	1,076,745
3.13%, 07/15/23 (Call 04/15/23)[b]	1,000	978,669
3.70%, 04/15/22 (Call 01/15/22)	500	519,127
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	915	954,225

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

5.17%, 08/01/44 (Call 02/01/44)	$450	$468,528
Costco Wholesale Corp.
1.70%, 12/15/19	3,200	3,148,911
CVS Caremark Corp.
2.25%, 08/12/19 (Call 07/12/19)	2,500	2,500,033
2.75%, 12/01/22 (Call 09/01/22)	1,700	1,657,507
3.38%, 08/12/24 (Call 05/12/24)[b]	2,000	2,019,801
4.75%, 05/18/20 (Call 12/18/19)	1,850	2,029,324
6.13%, 09/15/39	4,970	6,398,658
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	2,700	3,111,844
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	1,000	1,001,354
3.75%, 02/15/24 (Call 11/15/23)[b]	1,500	1,589,278
4.20%, 04/01/43 (Call 10/01/42)	3,300	3,377,577
4.40%, 03/15/45 (Call 09/15/44)	410	431,956
5.40%, 03/01/16	3,112	3,332,245
5.88%, 12/16/36	2,250	2,861,021
5.95%, 04/01/41 (Call 10/01/40)	2,650	3,391,193
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[b]	300	315,446
4.75%, 12/15/23 (Call 09/15/23)	2,250	2,416,605
6.88%, 12/15/37	500	626,578
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,750	1,769,859
3.75%, 04/15/21 (Call 01/15/21)	2,000	2,143,349
3.80%, 11/15/21 (Call 08/15/21)	650	696,970

Security	Principal (000s)	Value

5.13%, 11/15/41 (Call 05/15/41)	$2,000	$2,299,139
5.80%, 04/15/40 (Call 10/15/39)	2,000	2,476,143
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	2,000	2,012,730
5.90%, 12/01/16	2,700	2,979,475
6.38%, 03/15/37	1,900	2,392,221
McDonald’s Corp.
3.70%, 02/15/42	3,225	3,075,599
5.35%, 03/01/18	1,952	2,203,781
5.80%, 10/15/17	200	227,051
6.30%, 03/01/38	1,050	1,394,654
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	1,800	1,923,121
4.75%, 05/01/20[b]	1,100	1,212,269
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,801,994
4.63%, 09/15/21 (Call 06/15/21)	1,100	1,197,430
QVC Inc.
3.13%, 04/01/19	200	202,176
5.13%, 07/02/22	1,700	1,822,124
5.45%, 08/15/34 (Call 02/15/34)[d]	2,000	2,036,430
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[b]	3,000	2,999,930
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	2,950	2,947,678
3.85%, 10/01/23 (Call 07/01/23)[b]	1,500	1,590,499
Target Corp.
2.30%, 06/26/19	1,000	1,009,127
2.90%, 01/15/22	1,500	1,509,376
7.00%, 01/15/38	6,032	8,385,772
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	975	940,396
6.95%, 04/15/19	100	120,864

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	$1,000	$976,825
2.80%, 04/15/16	7,400	7,662,267
3.30%, 04/22/24 (Call 01/22/24)	300	308,179
4.00%, 04/11/43 (Call 10/11/42)	3,000	2,975,235
4.25%, 04/15/21	2,400	2,663,276
4.75%, 10/02/43 (Call 04/02/43)	5,000	5,581,358
5.38%, 04/05/17	1,000	1,109,582
5.63%, 04/15/41	200	248,799
5.80%, 02/15/18	500	571,960
6.50%, 08/15/37	8,722	11,882,128
Walgreen Co.
1.80%, 09/15/17	1,000	1,006,500
3.10%, 09/15/22	3,500	3,459,360
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,300	1,337,916
3.88%, 11/01/20 (Call 08/01/20)[b]	900	943,916
3.88%, 11/01/23 (Call 08/01/23)	1,250	1,280,304

		140,910,171
SAVINGS & LOANS — 0.02%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	3,175	3,322,835
4.63%, 04/19/16	550	578,342

		3,901,177
SEMICONDUCTORS — 0.15%
Altera Corp.
2.50%, 11/15/18[b]	1,500	1,517,378
Analog Devices Inc.
3.00%, 04/15/16	650	670,638
Applied Materials Inc.
2.65%, 06/15/16	250	257,695
4.30%, 06/15/21	800	874,976
5.85%, 06/15/41	750	917,533
Broadcom Corp.
2.50%, 08/15/22[b]	2,500	2,378,724

Security	Principal (000s)	Value

2.70%, 11/01/18	$900	$926,160
4.50%, 08/01/34 (Call 02/01/34)	630	648,232
Intel Corp.
1.35%, 12/15/17	2,800	2,799,086
1.95%, 10/01/16	950	972,901
2.70%, 12/15/22	3,250	3,198,736
3.30%, 10/01/21	5,650	5,906,040
4.80%, 10/01/41	500	547,487
Maxim Integrated Products Inc.
2.50%, 11/15/18	950	958,717
Texas Instruments Inc.
0.45%, 08/03/15	1,000	1,000,910
0.88%, 03/12/17	500	498,317
1.65%, 08/03/19	200	196,275
2.38%, 05/16/16	2,700	2,780,337
2.75%, 03/12/21 (Call 02/12/21)	150	152,349
Xilinx Inc.
2.13%, 03/15/19	225	225,051

		27,427,542
SOFTWARE — 0.28%
Autodesk Inc.
1.95%, 12/15/17	875	881,119
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	1,500	1,576,068
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	2,710	2,891,938
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[b]	1,000	1,030,608
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	500	498,317
Fiserv Inc.
3.13%, 06/15/16	125	129,491
3.50%, 10/01/22 (Call 07/01/22)	1,750	1,772,156
4.75%, 06/15/21	1,000	1,094,168
Intuit Inc.
5.75%, 03/15/17	3,207	3,558,852

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Microsoft Corp.
2.38%, 05/01/23 (Call 02/01/23)[b]	$1,200	$1,163,204
3.50%, 11/15/42	1,500	1,359,916
3.63%, 12/15/23 (Call 09/15/23)[b]	1,725	1,827,289
4.00%, 02/08/21	1,750	1,938,580
4.20%, 06/01/19	3,010	3,334,563
4.50%, 10/01/40	1,100	1,170,274
5.20%, 06/01/39	2,750	3,194,427
Oracle Corp.
2.50%, 10/15/22	4,000	3,900,407
4.30%, 07/08/34 (Call 01/08/34)[b]	2,000	2,091,572
5.00%, 07/08/19	1,000	1,131,154
5.25%, 01/15/16	5,757	6,130,371
5.38%, 07/15/40	3,200	3,734,398
6.13%, 07/08/39	1,450	1,859,721
6.50%, 04/15/38	3,250	4,316,333

		50,584,926
TELECOMMUNICATIONS — 1.51%
America Movil SAB de CV
2.38%, 09/08/16	700	716,063
3.13%, 07/16/22	1,850	1,837,147
4.38%, 07/16/42[b]	2,750	2,628,762
5.00%, 03/30/20	7,500	8,351,086
6.13%, 03/30/40	1,250	1,517,957
AT&T Inc.
0.90%, 02/12/16	6,000	6,007,657
1.70%, 06/01/17	1,000	1,012,664
2.30%, 03/11/19	500	505,170
2.40%, 08/15/16	5,700	5,867,483
2.95%, 05/15/16	3,500	3,627,129
3.88%, 08/15/21	4,250	4,535,430
3.90%, 03/11/24 (Call 12/11/23)[b]	2,500	2,615,985
4.35%, 06/15/45 (Call 12/15/44)	11,000	10,692,298
4.45%, 05/15/21[b]	2,000	2,219,085
4.80%, 06/15/44 (Call 12/15/43)	1,500	1,565,524
5.35%, 09/01/40	4,000	4,466,104
5.55%, 08/15/41[b]	5,750	6,580,298

Security	Principal (000s)	Value

British Telecommunications PLC
2.35%, 02/14/19[b]	$2,725	$2,750,373
9.63%, 12/15/30	2,540	4,100,400
Cisco Systems Inc.
1.10%, 03/03/17	1,950	1,956,259
3.63%, 03/04/24	2,400	2,493,984
4.45%, 01/15/20	2,150	2,391,542
5.50%, 02/22/16	4,000	4,289,782
5.90%, 02/15/39	5,280	6,635,409
Corning Inc.
4.75%, 03/15/42	1,500	1,639,371
5.75%, 08/15/40	1,550	1,885,890
Deutsche Telekom International Finance BV
8.75%, 06/15/30	4,518	6,771,768
Embarq Corp.
7.08%, 06/01/16	3,032	3,335,200
8.00%, 06/01/36	2,200	2,464,000
Harris Corp.
4.40%, 12/15/20	1,950	2,099,582
Juniper Networks Inc.
3.10%, 03/15/16	1,050	1,077,709
4.50%, 03/15/24[b]	1,500	1,577,778
4.60%, 03/15/21	950	1,027,011
5.95%, 03/15/41	150	168,929
Motorola Solutions Inc.
3.50%, 03/01/23	2,600	2,526,239
3.75%, 05/15/22	1,950	1,950,531
4.00%, 09/01/24[b]	1,000	1,000,361
5.50%, 09/01/44	500	518,079
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	400	400,787
Orange
2.75%, 09/14/16	3,050	3,160,375
5.38%, 07/08/19	4,613	5,249,407
5.38%, 01/13/42	1,250	1,398,020
9.00%, 03/01/31	1,400	2,134,938
Pacific Bell Telephone Co.
7.13%, 03/15/26	4,500	5,864,878
Qwest Corp.
6.75%, 12/01/21	2,600	3,016,000
6.88%, 09/15/33 (Call 09/29/14)	1,500	1,515,000

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Rogers Communications Inc.
5.45%, 10/01/43 (Call 04/01/43)	$2,250	$2,533,432
6.80%, 08/15/18	3,200	3,778,709
Telefonica Emisiones SAU
3.99%, 02/16/16	2,300	2,402,074
5.13%, 04/27/20	3,000	3,352,200
5.46%, 02/16/21[b]	2,850	3,233,146
7.05%, 06/20/36	3,024	3,960,375
Verizon Communications Inc.
2.00%, 11/01/16	6,400	6,529,725
2.55%, 06/17/19	6,625	6,726,950
3.00%, 04/01/16	500	517,021
3.65%, 09/14/18	7,375	7,865,356
3.85%, 11/01/42 (Call 05/01/42)	500	451,423
4.15%, 03/15/24 (Call 12/15/23)	500	527,818
4.60%, 04/01/21	3,250	3,594,216
5.01%, 08/21/54[d]	1,000	1,048,774
5.05%, 03/15/34 (Call 12/15/33)	4,250	4,630,641
5.15%, 09/15/23	11,555	13,073,630
5.50%, 02/15/18	500	565,845
5.85%, 09/15/35	500	590,511
6.00%, 04/01/41	1,750	2,108,652
6.10%, 04/15/18	500	574,683
6.35%, 04/01/19	1,000	1,175,693
6.40%, 09/15/33	15,000	18,843,409
6.40%, 02/15/38	200	250,362
6.55%, 09/15/43	10,800	13,909,094
7.75%, 12/01/30	12,192	17,004,395
Vodafone Group PLC
2.50%, 09/26/22[b]	2,900	2,737,713
2.95%, 02/19/23	2,000	1,934,931
4.38%, 02/19/43[b]	4,000	3,883,382
5.63%, 02/27/17	7,197	7,941,936

		275,891,540
TEXTILES — 0.01%
Cintas Corp. No. 2
2.85%, 06/01/16	650	664,626
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,750	1,764,035

		2,428,661

Security	Principal (000s)	Value

TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)[b]	$205	$206,742
5.10%, 05/15/44 (Call 11/15/43)	435	463,985
Mattel Inc.
2.50%, 11/01/16	150	153,440
3.15%, 03/15/23 (Call 12/15/22)	1,525	1,497,461
4.35%, 10/01/20	400	423,204
5.45%, 11/01/41 (Call 05/01/41)	350	390,287

		3,135,119
TRANSPORTATION — 0.44%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	300	296,313
3.05%, 09/01/22 (Call 06/01/22)	1,850	1,855,725
3.40%, 09/01/24 (Call 12/01/23)	1,000	1,013,885
3.85%, 09/01/23 (Call 06/01/23)	800	839,107
4.55%, 09/01/44 (Call 03/01/44)	1,775	1,855,183
4.70%, 10/01/19	3,600	4,015,937
4.90%, 04/01/44 (Call 10/01/43)	3,225	3,522,289
5.75%, 03/15/18	500	569,452
6.15%, 05/01/37	3,403	4,320,935
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	800	763,087
2.85%, 12/15/21 (Call 09/15/21)	950	965,474
3.50%, 11/15/42 (Call 05/15/42)	500	464,429
5.55%, 03/01/19	3,600	4,140,742
Canadian Pacific Railway Co.
7.13%, 10/15/31	2,250	3,115,882
7.25%, 05/15/19	500	610,520

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Con–way Inc.
6.70%, 05/01/34	$1,500	$1,666,624
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	750	763,305
4.50%, 08/01/54 (Call 02/01/54)	250	252,356
6.00%, 10/01/36[b]	5,832	7,227,921
6.22%, 04/30/40	100	128,207
FedEx Corp.
2.63%, 08/01/22[b]	2,900	2,824,778
4.00%, 01/15/24	1,000	1,058,881
4.90%, 01/15/34	1,950	2,162,942
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)	1,500	1,555,189
Kansas City Southern de Mexico SA de CV
3.00%, 05/15/23 (Call 02/15/23)[b]	700	681,282
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	3,700	3,713,294
3.25%, 12/01/21 (Call 09/01/21)	2,000	2,053,600
4.84%, 10/01/41	3,907	4,248,032
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)[b]	1,300	1,336,689
2.50%, 03/01/18 (Call 02/01/18)	1,750	1,789,869
2.55%, 06/01/19 (Call 05/01/19)	750	758,259
3.50%, 06/01/17	700	737,761
3.60%, 03/01/16[b]	1,000	1,041,344
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)[b]	1,650	1,746,220
4.00%, 02/01/21 (Call 11/01/20)[b]	2,250	2,449,138
4.15%, 01/15/45 (Call 07/15/44)	1,000	1,017,458
4.25%, 04/15/43 (Call 10/15/42)	2,475	2,532,867

Security	Principal (000s)	Value

4.75%, 09/15/41 (Call 03/15/41)	$1,000	$1,103,014
United Parcel Service Inc.
2.45%, 10/01/22	2,000	1,957,428
3.13%, 01/15/21	3,500	3,660,599
5.13%, 04/01/19	200	227,243
5.50%, 01/15/18	500	565,878
6.20%, 01/15/38	1,826	2,412,581

		80,021,719
TRUCKING & LEASING — 0.02%
GATX Corp.
2.50%, 03/15/19	755	760,833
2.50%, 07/30/19	750	745,881
3.50%, 07/15/16	1,000	1,040,152
4.85%, 06/01/21	600	663,279

		3,210,145
WATER — 0.02%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	1,250	1,266,750
4.30%, 12/01/42 (Call 06/01/42)	2,250	2,294,431

		3,561,181

TOTAL CORPORATE BONDS & NOTES
(Cost: $4,170,110,625)		4,394,178,053

FOREIGN GOVERNMENT OBLIGATIONS[f] — 3.49%

BRAZIL — 0.22%
Brazilian Government International Bond
2.63%, 01/05/23	4,500	4,241,250
4.25%, 01/07/25[b]	3,840	3,993,600
4.88%, 01/22/21[b]	4,200	4,620,000
5.63%, 01/07/41[b]	1,150	1,282,250
5.88%, 01/15/19[b]	2,760	3,160,200
7.13%, 01/20/37	7,592	10,021,440
8.00%, 01/15/18	1,881	2,102,079
8.25%, 01/20/34[b]	1,500	2,160,000
10.13%, 05/15/27[b]	3,750	6,018,750
11.00%, 08/17/40 (Call 08/17/15)	2,600	2,860,000

		40,459,569

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

CANADA — 0.40%
Canada Government International Bond
0.88%, 02/14/17[b]	$5,150	$5,162,112
Export Development
0.75%, 12/15/17	6,000	5,920,560
Province of British Columbia
1.20%, 04/25/17[b]	8,850	8,919,728
2.10%, 05/18/16[b]	3,000	3,085,548
2.65%, 09/22/21	2,000	2,049,617
Province of Manitoba
1.13%, 06/01/18[b]	8,650	8,558,096
Province of Ontario
1.20%, 02/14/18	2,500	2,483,036
2.00%, 09/27/18[b]	10,750	10,900,470
2.30%, 05/10/16	8,650	8,909,144
3.00%, 07/16/18	3,100	3,265,356
3.15%, 12/15/17[b]	3,000	3,178,394
4.40%, 04/14/20[b]	400	447,279
Province of Quebec
7.50%, 09/15/29	7,227	10,512,754

		73,392,094
CHILE — 0.03%
Chile Government International Bond
3.25%, 09/14/21[b]	2,050	2,137,125
3.63%, 10/30/42	150	136,500
3.88%, 08/05/20	3,250	3,493,750

		5,767,375
COLOMBIA — 0.13%
Colombia Government International Bond
4.38%, 07/12/21	6,950	7,530,326
5.63%, 02/26/44 (Call 08/26/43)	2,000	2,320,000
6.13%, 01/18/41[b]	3,000	3,690,000
7.38%, 01/27/17[b]	2,500	2,856,250
7.38%, 03/18/19[b]	2,000	2,420,000
7.38%, 09/18/37[b]	4,000	5,550,000

		24,366,576

Security	Principal (000s)	Value

GERMANY — 0.03%
FMS Wertmanagement AoeR
1.13%, 10/14/16	$5,000	$5,046,009

		5,046,009
ISRAEL — 0.03%
Israel Government International Bond
4.50%, 01/30/43	2,000	1,980,000
5.13%, 03/26/19	3,000	3,382,500

		5,362,500
ITALY — 0.09%
Italy Government International Bond
5.25%, 09/20/16	8,542	9,269,336
6.88%, 09/27/23	5,000	6,431,802

		15,701,138
JAPAN — 0.10%
Japan Bank for International Cooperation
1.75%, 07/31/18	8,600	8,665,736
Japan Finance Corp.
2.13%, 02/07/19[b]	5,000	5,090,809
2.50%, 05/18/16	4,400	4,547,712

		18,304,257
MEXICO — 0.24%
Mexico Government International Bond
3.63%, 03/15/22[b]	10,900	11,281,500
4.00%, 10/02/23	1,000	1,052,500
4.75%, 03/08/44[b]	9,500	9,927,499
5.13%, 01/15/20	2,950	3,340,875
5.63%, 01/15/17[b]	3,302	3,648,710
5.95%, 03/19/19	1,500	1,732,500
6.05%, 01/11/40	2,200	2,739,000
6.75%, 09/27/34	7,918	10,392,375

		44,114,959
PANAMA — 0.04%
Panama Government International Bond
6.70%, 01/26/36[b]	5,100	6,426,000

		6,426,000

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

PERU — 0.07%
Peruvian Government International Bond
6.55%, 03/14/37[b]	$2,000	$2,590,000
7.13%, 03/30/19[b]	4,955	6,032,712
8.75%, 11/21/33[b]	3,000	4,710,000

		13,332,712
PHILIPPINES — 0.15%
Philippine Government International Bond
4.00%, 01/15/21	5,000	5,343,750
4.20%, 01/21/24[b]	2,250	2,407,500
6.38%, 10/23/34	11,225	14,578,469
6.50%, 01/20/20	1,000	1,187,500
8.38%, 06/17/19	3,000	3,805,500

		27,322,719
POLAND — 0.08%
Poland Government International Bond
3.00%, 03/17/23[b]	700	691,019
4.00%, 01/22/24	2,300	2,415,000
5.00%, 03/23/22[b]	4,575	5,134,431
6.38%, 07/15/19	5,000	5,939,100

		14,179,550
SOUTH AFRICA — 0.06%
South Africa Government International Bond
4.67%, 01/17/24[b]	100	103,750
5.38%, 07/24/44	2,000	2,090,000
5.50%, 03/09/20[b]	5,400	5,926,500
6.25%, 03/08/41[b]	2,000	2,340,100

		10,460,350
SOUTH KOREA — 0.10%
Export-Import Bank of Korea (The)
1.75%, 02/27/18	5,000	4,963,568
2.88%, 09/17/18	4,000	4,113,758
3.25%, 08/12/26	1,000	999,470
4.00%, 01/11/17	2,000	2,121,579
5.00%, 04/11/22	250	283,149
Republic of Korea
4.13%, 06/10/44[b]	2,000	2,226,472
7.13%, 04/16/19	3,000	3,677,799

		18,385,795

Security	Principal (000s)	Value

SUPRANATIONAL — 1.37%
African Development Bank
1.25%, 09/02/16	$5,000	$5,062,826
1.63%, 10/02/18	2,000	2,010,049
Asian Development Bank
0.50%, 06/20/16	4,200	4,199,236
1.38%, 03/23/20	4,500	4,385,448
1.75%, 03/21/19	2,150	2,163,416
2.50%, 03/15/16[b]	3,750	3,868,281
6.22%, 08/15/27	4,000	5,402,265
Corp. Andina de Fomento
3.75%, 01/15/16	2,100	2,179,339
4.38%, 06/15/22	3,100	3,328,158
Council of Europe Development Bank
1.00%, 03/07/18	3,400	3,366,582
1.13%, 05/31/18	5,000	4,954,136
European Bank for Reconstruction and Development
0.75%, 09/01/17	7,500	7,428,991
1.00%, 06/15/18	7,000	6,899,148
European Investment Bank
1.00%, 12/15/17[b]	26,300	26,137,563
1.00%, 03/15/18	6,000	5,936,555
1.00%, 06/15/18	7,750	7,636,931
1.13%, 12/15/16	3,000	3,026,735
1.63%, 09/01/15	250	253,292
1.63%, 12/18/18	6,500	6,520,797
2.13%, 07/15/16	5,000	5,146,748
2.50%, 05/16/16	100	103,433
2.88%, 09/15/20	2,000	2,100,157
3.25%, 01/29/24[b]	3,000	3,181,369
4.00%, 02/16/21	20,650	23,055,029
5.13%, 05/30/17	12,900	14,346,004
Inter-American Development Bank
0.88%, 03/15/18	4,250	4,191,139
1.38%, 10/18/16[b]	6,500	6,599,820
1.38%, 07/15/20	2,200	2,129,963
2.13%, 11/09/20	6,250	6,288,024
3.00%, 02/21/24	2,000	2,088,350
3.88%, 10/28/41	3,000	3,177,649
Series E
3.88%, 09/17/19	5,000	5,514,576

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

International Bank for Reconstruction and Development
0.50%, 04/15/16[b]	$3,000	$3,002,883
0.88%, 04/17/17[b]	16,000	16,005,587
1.00%, 09/15/16	6,250	6,300,360
2.13%, 03/15/16[b]	10,650	10,931,666
2.13%, 02/13/23[b]	3,000	2,991,109
4.75%, 02/15/35	1,000	1,228,921
5.00%, 04/01/16	2,420	2,593,596
7.63%, 01/19/23	1,000	1,403,875
Series GDIF
1.88%, 03/15/19[b]	3,000	3,034,452
International Finance Corp.
1.00%, 04/24/17[b]	2,000	2,005,855
1.13%, 11/23/16	4,000	4,038,236
1.75%, 09/04/18	8,000	8,096,866
Nordic Investment Bank
5.00%, 02/01/17	5,000	5,500,208

		249,815,623
SWEDEN — 0.04%
Svensk Exportkredit AB
0.63%, 05/31/16	1,767	1,769,590
1.13%, 04/05/18	6,000	5,944,046

		7,713,636
TURKEY — 0.26%
Turkey Government International Bond
3.25%, 03/23/23[b]	10,000	9,378,000
4.88%, 04/16/43[b]	12,000	11,589,960
6.25%, 09/26/22	8,000	9,104,321
6.75%, 04/03/18	10,000	11,277,400
7.25%, 03/05/38[b]	2,000	2,539,060
7.38%, 02/05/25[b]	2,750	3,411,265

		47,300,006
URUGUAY — 0.05%
Uruguay Government International Bond
4.13%, 11/20/45[b]	2,400	2,190,000
4.50%, 08/14/24[b]	3,650	3,951,125
5.10%, 06/18/50	2,000	2,060,000

		8,201,125

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $622,472,264)		635,651,993

Security	Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 0.97%

ARIZONA — 0.00%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	$175	$205,938

		205,938
CALIFORNIA — 0.34%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	850	1,183,004
6.91%, 10/01/50	300	444,216
Series S1
7.04%, 04/01/50	2,950	4,346,323
County of Sonoma RB Miscellaneous Revenue Series A
6.00%, 12/01/29 (GTD)	2,000	2,298,680
East Bay Municipal Utility District RB Water Revenue BAB Series B
5.87%, 06/01/40	4,300	5,586,388
Los Angeles Community College District GO BAB
6.75%, 08/01/49	2,000	2,947,800
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
Series A
5.74%, 06/01/39	815	1,010,038
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.62%, 08/01/40	900	1,269,855
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	1,600	2,326,320
Series A
5.72%, 07/01/39	1,000	1,263,390

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50	$325	$474,377
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	1,875	2,341,781
5.76%, 07/01/29	260	321,493
6.76%, 07/01/34	1,250	1,708,050
Orange County Local Transportation Authority RB Sales Tax Revenue
Series A
6.91%, 02/15/41	650	917,170
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/49	850	1,149,055
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	2,500	3,214,525
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	925	1,123,283
State of California GO
5.95%, 04/01/16	7,127	7,717,329
State of California GO BAB
6.65%, 03/01/22	500	623,845
7.30%, 10/01/39	7,000	10,121,930
7.55%, 04/01/39	2,000	3,033,540
7.60%, 11/01/40	700	1,074,213
7.70%,11/01/30 (Call 11/01/20)	500	625,125
University of California Regents RB College & University Revenue Series AD
4.86%, 05/15/12	1,700	1,774,120
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	1,000	1,272,690
5.95%, 05/15/45	900	1,150,416

Security	Principal (000s)	Value

University of California Regents RB Medical Center Pooled Revenue
6.55%, 05/15/48	$500	$665,820
University of California Regents RB Medical Center Pooled Revenue BAB
Series F
6.58%, 05/15/49	1,000	1,335,400

		63,320,176
COLORADO — 0.01%
Denver City & County School District No. 1 COP Lease Appropriation
Series B
4.24%, 12/15/37	600	595,584
Regional Transportation District RB Sales Tax Revenue BAB Series B
5.84%, 11/01/50	500	683,985

		1,279,569
CONNECTICUT — 0.01%
State of Connecticut GO Series A
5.85%, 03/15/32	1,500	1,861,320

		1,861,320
DISTRICT OF COLUMBIA — 0.00%
District of Columbia Water & Sewer Authority RB Water Revenue
4.81%, 10/01/14	600	643,482

		643,482
FLORIDA — 0.01%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
3.00%, 07/01/20	1,000	1,010,360

		1,010,360

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010A
6.64%, 04/01/57	$1,000	$1,279,820
Project M, Series 2010A
6.66%, 04/01/57	750	947,483
Project P, Series 2010A
7.06%, 04/01/57	300	344,058

		2,571,361
ILLINOIS — 0.11%
Chicago Board of Education GO
Series C
6.32%, 11/01/29	500	516,295
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	2,300	2,900,553
City of Chicago GO
Series C
7.78%, 01/01/35	400	486,636
City of Chicago RB Port Airport & Marina Revenue BAB Series B
6.40%, 01/01/40	500	653,995
City of Chicago RB Water Revenue BAB Series B
6.74%, 11/01/40	300	393,813
State of Illinois GO
5.10%, 06/01/33	9,233	9,167,907
5.37%, 03/01/17	2,500	2,714,300
5.88%, 03/01/19	2,450	2,740,252

		19,573,751
INDIANA — 0.01%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue BAB Series B-2
6.12%, 01/15/40	1,000	1,311,410

		1,311,410

Security	Principal (000s)	Value

MARYLAND — 0.01%
Maryland State Transportation Authority RB Transit Revenue BAB
5.89%, 07/01/43	$1,500	$1,933,065

		1,933,065
MASSACHUSETTS — 0.02%
Commonwealth of Massachusetts GO BAB Series E
4.20%, 12/01/21	400	441,224
5.46%, 12/01/39	1,000	1,234,540
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.73%, 06/01/40	1,400	1,798,440

		3,474,204
MISSISSIPPI — 0.01%
State of Mississippi GO
5.25%, 11/01/34	1,000	1,179,840

		1,179,840
MISSOURI — 0.01%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls BAB
5.45%, 05/01/33	1,050	1,253,343

		1,253,343
NEW JERSEY — 0.08%
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/19 (AGM)	500	444,260
0.00%, 02/15/21 (AGM)	1,145	921,336
0.00%, 02/15/23 (AGM)	1,400	1,031,730
New Jersey Economic Development Authority RB Lease Revenue Series Q
1.10%, 06/15/16	400	398,448

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
7.43%, 02/15/29 (NPFGC)	$1,500	$1,968,825
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	4,044	6,001,741
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB Series C
5.75%, 12/15/28	1,660	1,950,118
6.10%, 12/15/28 (Call 12/15/20)	1,200	1,351,020
Rutgers – State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40 (GOI)	900	1,143,081

		15,210,559
NEW YORK — 0.17%
City of New York GO BAB
5.99%, 12/01/36	500	624,240
6.27%, 12/01/37	170	223,584
Series C-1
5.52%, 10/01/37	1,000	1,208,340
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	1,790	2,745,985
Series C-1
6.69%, 11/15/40	1,000	1,383,800
Series E
6.81%, 11/15/40	500	702,765
New York City Municipal Water Finance Authority RB Water Revenue
5.88%, 06/15/44	1,350	1,779,908
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	2,645	3,408,082

Security	Principal (000s)	Value

New York City Transitional Finance Authority RB Income Tax Revenue Series C-2
5.77%, 08/01/36	$2,000	$2,506,860
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	1,000	1,226,740
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
Series H
5.43%, 03/15/39	1,000	1,204,470
New York State Dormitory Authority RB Income Tax Revenue BAB
Series D
5.60%, 03/15/40	1,500	1,887,210
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	1,260	1,541,824
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.93%, 10/01/51 (GOI)	2,000	2,320,360
5.65%, 11/01/40 (GOI)	1,600	2,006,304
5.65%, 11/01/40 (GOI)	2,205	2,764,938
Series 181
4.96%, 08/01/46	2,000	2,314,100
State of New York GO BAB
5.97%, 03/01/36	1,250	1,571,475

		31,420,985
OHIO — 0.03%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
5.94%, 02/15/47	1,300	1,618,526
8.08%, 02/15/50	200	317,150
Series E
6.27%, 02/15/50	1,200	1,517,640

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	$900	$1,016,217
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	535	624,206

		5,093,739
OREGON — 0.01%
Oregon School Boards Association GOL
5.53%, 06/30/28 (AGM)	1,000	1,177,410

		1,177,410
PENNSYLVANIA — 0.02%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	2,500	2,802,350
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.51%, 12/01/45	1,000	1,213,140

		4,015,490
TEXAS — 0.10%
City of Houston Utility System Revenue RB Sewer Revenue Series B
3.83%, 05/15/28	575	613,347
City of San Antonio RB Electric Power & Light Revenues Series C
5.99%, 02/01/39	1,000	1,321,310
City of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	1,175	1,526,853
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
4.92%, 12/01/41	1,285	1,498,233
5.02%, 12/01/48	500	603,080

Security	Principal (000s)	Value

Dallas Convention Center Hotel Development Corp. RB Hotel Occupancy Tax BAB
7.09%, 01/01/42	$700	$909,657
State of Texas GO BAB
5.52%, 04/01/39[b]	500	639,030
Series A
4.63%, 04/01/33	1,200	1,359,528
4.68%, 04/01/40	2,000	2,291,720
Texas State Transportation Commission RB Highway Revenue Tolls BAB Series B
5.18%, 04/01/30	5,000	6,018,950
University of Texas System Board of Regents RB College & University Revenue BAB Series C
4.79%, 08/15/46	1,500	1,732,095

		18,513,803
UTAH — 0.00%
State of Utah GO BAB
Series B
3.54%, 07/01/25	500	523,605

		523,605
WASHINGTON — 0.01%
State of Washington GO BAB
5.14%, 08/01/40	1,000	1,191,640

		1,191,640

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $152,489,273)		176,765,050

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 69.54%

MORTGAGE-BACKED SECURITIES — 28.65%
Federal Home Loan Mortgage Corp.
2.31%, 12/01/38[a]	7,404	7,934,037
2.50%, 02/01/28	8,629	8,768,322
2.50%, 09/01/29[g]	84,913	86,001,416
2.50%, 09/01/44[g]	11,500	10,987,891
2.60%, 01/01/42[a]	2,042	2,152,262

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

2.91%, 09/01/41[a]	$3,122	$3,271,136
2.95%, 05/01/42[a]	2,705	2,793,769
3.00%, 04/01/27	1,887	1,957,657
3.00%, 05/01/27	14,658	15,195,050
3.00%, 06/01/27	13,450	13,938,477
3.00%, 07/01/27	500	518,181
3.00%, 08/01/27	1,474	1,529,212
3.00%, 09/01/27	6,285	6,515,007
3.00%, 11/01/27	2,202	2,283,631
3.00%, 12/01/27	1,552	1,609,088
3.00%, 01/01/28	827	857,833
3.00%, 05/01/29	29,041	30,090,752
3.00%, 09/01/29[g]	9,306	9,631,849
3.00%, 05/01/33	7,857	8,081,955
3.00%, 01/01/43	4,024	4,009,028
3.00%, 02/01/43	70,588	70,475,372
3.00%, 04/01/43	40,689	40,536,214
3.00%, 09/01/44[g]	39,860	39,666,472
3.03%, 11/01/40[a]	5,314	5,644,396
3.14%, 11/01/40[a]	3,697	3,939,911
3.25%, 08/01/41[a]	3,023	3,200,814
3.31%, 11/01/40[a]	6,847	7,207,309
3.43%, 11/01/41[a]	9,993	10,555,972
3.50%, 11/01/25	12,481	13,199,922
3.50%, 03/01/26	9,172	9,682,317
3.50%, 06/01/26	2,680	2,829,524
3.50%, 09/01/29[g]	37,669	39,717,252
3.50%, 03/01/32	4,582	4,799,979
3.50%, 10/01/42	3,466	3,565,192
3.50%, 11/01/42	2,946	3,030,111
3.50%, 05/01/43	25,010	25,750,548
3.50%, 06/01/43	3,867	3,985,567
3.50%, 10/01/43	5,048	5,202,217
3.50%, 01/01/44	10,149	10,458,960
3.50%, 02/01/44	34,428	35,479,832
3.50%, 09/01/44[g]	119,600	122,870,312
4.00%, 05/01/25	1,589	1,696,014
4.00%, 10/01/25	8,966	9,573,163
4.00%, 02/01/26	5,488	5,828,113
4.00%, 05/01/26	7,159	7,636,771
4.00%, 09/01/29[g]	7,853	8,298,412
4.00%, 01/01/41	35,378	37,461,660
4.00%, 02/01/41	8,561	9,064,805

Security	Principal (000s)	Value

4.00%, 03/01/41	$8,401	$8,895,705
4.00%, 09/01/41	15,118	16,053,023
4.00%, 11/01/41	3,738	3,957,802
4.00%, 12/01/41	2,147	2,272,943
4.00%, 01/01/42	6,083	6,441,731
4.00%, 02/01/42	11,215	11,896,970
4.00%, 03/01/42	3,031	3,209,779
4.00%, 06/01/42	9,780	10,355,846
4.00%, 07/01/44	7,124	7,569,621
4.00%, 09/01/44[g]	115,000	121,612,500
4.50%, 04/01/22	5,543	5,931,704
4.50%, 05/01/23	3,083	3,252,501
4.50%, 07/01/24	2,543	2,727,632
4.50%, 08/01/24	568	609,123
4.50%, 09/01/24	1,511	1,620,707
4.50%, 10/01/24	1,425	1,528,421
4.50%, 08/01/30	10,723	11,675,227
4.50%, 03/01/39	8,371	9,124,726
4.50%, 05/01/39	8,734	9,534,694
4.50%, 06/01/39	6,145	6,638,892
4.50%, 09/01/39	3,567	3,853,414
4.50%, 10/01/39	14,649	15,824,512
4.50%, 12/01/39	3,239	3,498,653
4.50%, 01/01/40	1,694	1,830,561
4.50%, 11/01/40	21,703	23,451,731
4.50%, 02/01/41	4,207	4,545,162
4.50%, 05/01/41	16,691	18,282,422
4.50%, 09/01/41	58,900	63,593,594
5.00%, 12/01/24	8,555	9,275,340
5.00%, 08/01/25	6,242	6,867,347
5.00%, 06/01/33	2,526	2,788,506
5.00%, 12/01/33	7,142	7,875,719
5.00%, 07/01/35	9,716	10,737,482
5.00%, 01/01/36	5,046	5,562,823
5.00%, 01/01/37	622	687,379
5.00%, 02/01/37	532	587,280
5.00%, 02/01/38	2,799	3,091,543
5.00%, 03/01/38	21,432	23,586,123
5.00%, 12/01/38	2,755	3,031,262
5.00%, 08/01/40	3,825	4,310,782
5.00%, 09/01/40	14,507	16,022,041
5.00%, 08/01/41	3,788	4,202,838
5.00%, 09/01/41	2,000	2,201,875

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

5.50%, 02/01/34	$10,138	$11,368,830
5.50%, 05/01/35	6,543	7,343,201
5.50%, 06/01/35	3,978	4,459,734
5.50%, 05/01/36	5,608	6,244,411
5.50%, 07/01/36	10,135	11,272,433
5.50%, 03/01/38	6,768	7,503,153
5.50%, 04/01/38	2,015	2,247,694
5.50%, 01/01/39	3,767	4,234,855
5.50%, 11/01/39	4,800	5,370,013
6.00%, 10/01/36	3,945	4,492,964
6.00%, 02/01/37	4,527	5,102,595
6.00%, 11/01/37	14,424	16,215,308
6.00%, 09/01/38	257	288,491
Federal National Mortgage Association
2.44%, 02/01/42[a]	2,858	2,996,981
2.50%, 05/01/27	9,904	10,060,277
2.50%, 10/01/27	10,199	10,360,081
2.50%, 11/01/27	22,706	23,064,815
2.50%, 02/01/28	68	69,295
2.50%, 09/01/29[g]	135,786	137,610,754
2.50%, 09/01/44[g]	10,500	10,070,156
2.80%, 08/01/41[a]	4,849	5,081,913
2.95%, 10/01/41[a]	4,845	5,126,553
3.00%, 01/01/27	18,705	19,438,219
3.00%, 08/01/27	6,955	7,227,061
3.00%, 11/01/27	20,758	21,571,434
3.00%, 09/01/29[g]	135,700	140,703,937
3.00%, 05/01/33	2,057	2,117,646
3.00%, 08/01/42	78	77,672
3.00%, 09/01/42	300	300,416
3.00%, 10/01/42	12,831	12,818,199
3.00%, 11/01/42	42	41,964
3.00%, 12/01/42	12,076	12,086,576
3.00%, 01/01/43	30,437	30,454,492
3.00%, 02/01/43	850	849,077
3.00%, 03/01/43	18,690	18,692,079
3.00%, 04/01/43	40,173	40,106,204
3.00%, 05/01/43	21,339	21,335,670
3.00%, 06/01/43	31,860	31,774,852
3.00%, 07/01/43	42,447	42,325,838
3.00%, 08/01/43	32,935	32,848,199
3.00%, 09/01/43	32,282	32,181,724

Security	Principal (000s)	Value

3.00%, 10/01/43	$265	$265,030
3.00%, 11/01/43	7,110	7,088,371
3.00%, 09/01/44[g]	172,800	171,990,000
3.50%, 09/01/26	102,563	108,348,194
3.50%, 01/01/32	6,576	6,905,203
3.50%, 02/01/32	7,232	7,594,868
3.50%, 01/01/42	1,873	1,931,124
3.50%, 05/01/42	4,202	4,339,338
3.50%, 06/01/42	40,458	41,705,183
3.50%, 12/01/42	15,497	15,979,567
3.50%, 01/01/43	40,607	41,893,887
3.50%, 02/01/43	20,260	20,884,324
3.50%, 05/01/43	37,219	38,366,370
3.50%, 06/01/43	22,546	23,240,567
3.50%, 09/01/44[g]	219,960	226,455,694
4.00%, 10/01/25	19,408	20,760,801
4.00%, 11/01/25	1,526	1,632,337
4.00%, 03/01/26	3,769	4,031,439
4.00%, 06/01/26	5,166	5,528,166
4.00%, 09/01/26	2,278	2,436,746
4.00%, 09/01/29[g]	7,217	7,633,105
4.00%, 12/01/30	7,525	8,087,459
4.00%, 01/01/31	2,658	2,857,063
4.00%, 02/01/31	2,373	2,550,001
4.00%, 10/01/31	8,929	9,597,906
4.00%, 02/01/32	11,275	12,120,546
4.00%, 02/01/41	15,570	16,547,977
4.00%, 10/01/41	10,615	11,267,865
4.00%, 11/01/41	10,916	11,601,157
4.00%, 03/01/42	14,343	15,245,694
4.00%, 10/01/42	5,802	6,156,862
4.00%, 09/01/44[g]	411,433	435,990,447
4.50%, 09/01/18	4,157	4,394,290
4.50%, 10/01/24	3,219	3,439,213
4.50%, 02/01/25	1,329	1,419,356
4.50%, 04/01/25	1,522	1,626,556
4.50%, 06/01/25	8,121	8,679,610
4.50%, 09/01/29[g]	7,500	7,923,047
4.50%, 08/01/31	8,182	8,914,287
4.50%, 09/01/40	22,542	24,367,342
4.50%, 12/01/40	10,104	10,923,220
4.50%, 01/01/41	28,598	30,957,372
4.50%, 04/01/41	5,419	5,864,018

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.50%, 05/01/41	$14,854	$16,133,437
4.50%, 06/01/41	5,566	6,074,602
4.50%, 08/01/41	22,299	24,142,168
4.50%, 09/01/41	181,477	196,086,182
5.00%, 08/01/20	5,599	5,915,594
5.00%, 07/01/23	2,806	3,046,599
5.00%, 12/01/23	2,699	2,934,183
5.00%, 11/01/33	18,509	20,460,955
5.00%, 12/01/39	874	964,747
5.00%, 01/01/40	21	23,076
5.00%, 03/01/40	13,303	14,714,751
5.00%, 04/01/40	1,748	1,931,394
5.00%, 05/01/40	152	167,839
5.00%, 06/01/40	165	183,561
5.00%, 07/01/40	11	12,352
5.00%, 08/01/40	7,068	7,888,166
5.00%, 09/01/40	57	62,803
5.00%, 10/01/40	160	177,694
5.00%, 05/01/41	22,471	24,863,217
5.00%, 06/01/41	4,844	5,379,913
5.00%, 08/01/41	7,206	8,038,278
5.00%, 09/01/41	135,675	149,666,049
5.50%, 12/01/19	3,644	3,863,918
5.50%, 05/01/33	7,497	8,424,920
5.50%, 11/01/33	14,509	16,297,691
5.50%, 09/01/34	21,034	23,650,964
5.50%, 03/01/38	1,983	2,218,137
5.50%, 11/01/38	4,730	5,302,938
5.50%, 07/01/40	7,986	8,946,819
5.50%, 09/01/41	32,804	36,484,199
6.00%, 03/01/34	10,804	12,267,101
6.00%, 05/01/34	887	1,015,162
6.00%, 08/01/34	1,768	2,006,408
6.00%, 11/01/34	585	664,370
6.00%, 09/01/36	4,652	5,245,339
6.00%, 08/01/37	12,391	13,954,410
6.00%, 03/01/38	2,267	2,556,187
6.00%, 05/01/38	1,230	1,391,765
6.00%, 09/01/38	1,143	1,286,808
6.00%, 06/01/39	15,562	17,660,910
6.00%, 10/01/39	1,319	1,491,410
6.00%, 09/01/41	12,220	13,785,687
6.50%, 08/01/36	192	216,660

Security	Principal (000s)	Value

6.50%, 09/01/36	$1,417	$1,597,163
6.50%, 10/01/36	214	241,061
6.50%, 12/01/36	237	267,169
6.50%, 07/01/37	369	417,847
6.50%, 08/01/37	14,051	15,842,104
6.50%, 10/01/37	677	763,620
6.50%, 11/01/37	104	117,503
6.50%, 12/01/37	4,877	5,570,018
6.50%, 06/01/38	161	181,446
6.50%, 10/01/39	4,588	5,173,555
6.50%, 05/01/40	131	147,629
7.00%, 04/01/37	5,032	5,632,160
Government National Mortgage Association
3.00%, 09/15/42	42	43,118
3.00%, 10/15/42	107	108,434
3.00%, 12/15/42	10,259	10,423,122
3.00%, 12/20/42	34,338	34,898,987
3.00%, 01/15/43	252	256,868
3.00%, 06/20/43	89,223	90,670,745
3.00%, 09/01/44[g]	42,964	43,556,082
3.50%, 12/15/41	12,174	12,688,225
3.50%, 08/15/42	2,455	2,560,277
3.50%, 08/20/42	64,354	67,037,709
3.50%, 09/15/42	3,812	3,976,744
3.50%, 10/15/42	1,389	1,448,365
3.50%, 10/20/42	4,215	4,391,148
3.50%, 11/20/42	6,657	6,935,044
3.50%, 01/15/43	16,990	17,719,427
3.50%, 03/15/43	1,100	1,149,349
3.50%, 03/20/43	16,502	17,187,939
3.50%, 04/20/43	37,849	39,422,519
3.50%, 05/15/43	779	813,286
3.50%, 09/01/44[g]	138,579	144,079,073
4.00%, 09/20/40	20,771	22,190,678
4.00%, 01/20/41	6,077	6,490,886
4.00%, 02/15/41	15,123	16,154,801
4.00%, 07/15/41	8,895	9,501,652
4.00%, 09/20/41	8,522	9,094,312
4.00%, 12/15/41	3,060	3,287,208
4.00%, 12/20/41	26,670	28,460,862
4.00%, 01/20/42	11,448	12,216,974
4.00%, 02/15/42	2,122	2,278,142

80	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

4.00%, 03/15/42	$10,842	$11,639,317
4.00%, 04/15/42	4,945	5,281,921
4.00%, 09/20/42	3,869	4,127,151
4.00%, 09/01/44[g]	97,993	104,372,895
4.50%, 04/15/39	3,021	3,287,391
4.50%, 08/15/39	16,080	17,495,534
4.50%, 11/20/39	7,252	7,910,902
4.50%, 01/20/40	1,945	2,121,904
4.50%, 06/15/40	10,745	11,723,274
4.50%, 07/15/40	11,230	12,230,707
4.50%, 08/15/40	9,940	10,843,403
4.50%, 08/20/40	13,325	14,539,660
4.50%, 09/15/40	16,748	18,269,968
4.50%, 10/20/40	25,398	27,713,711
4.50%, 06/20/41	25,057	27,328,352
4.50%, 09/20/41	14,856	16,200,337
4.50%, 12/20/41	2,793	3,045,499
4.50%, 09/01/44[g]	31,000	33,698,438
5.00%, 12/15/36	2,959	3,265,233
5.00%, 01/15/39	11,303	12,414,125
5.00%, 07/15/39	20,878	23,011,504
5.00%, 05/15/40	8,268	9,135,992
5.00%, 07/20/40	41,425	45,972,114
5.00%, 08/20/40	13,766	15,284,801
5.50%, 03/15/36	4,006	4,491,357
5.50%, 06/20/38	5,687	6,381,811
5.50%, 03/20/39	6,925	7,755,385
5.50%, 12/15/39	2,146	2,384,132
5.50%, 01/15/40	15,743	17,485,739
6.00%, 03/15/37	13,564	15,616,913
6.00%, 09/20/38	6,735	7,579,897
6.00%, 11/15/39	2,801	3,152,586
6.50%, 10/20/38	8,211	9,291,728

		5,224,825,283
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.70%
Federal Home Loan Banks
1.00%, 06/21/17[b]	1,680	1,681,524
4.88%, 05/17/17[b]	700	773,400
5.00%, 11/17/17[b]	15,525	17,397,478
Federal Home Loan Mortgage Corp.
0.63%, 12/29/14	51,412	51,499,606
0.75%, 11/25/14	120	120,182

Security	Principal (000s)	Value

0.88%, 03/07/18[b]	$27,992	$27,556,713
1.00%, 06/29/17[b]	5,000	5,004,515
1.38%, 05/01/20[b]	18,400	17,869,353
1.75%, 09/10/15	2,290	2,325,296
1.75%, 05/30/19[b]	18,920	18,989,253
2.38%, 01/13/22[b]	63,240	63,720,795
2.50%, 05/27/16[b]	51,574	53,374,897
6.25%, 07/15/32[b]	12,883	18,321,592
6.75%, 03/15/31	240	352,377
Federal National Mortgage Association
0.50%, 09/28/15	600	601,569
0.75%, 04/20/17[b]	30,400	30,273,755
0.88%, 02/08/18[b]	24,496	24,159,285
0.88%, 05/21/18[b]	30,465	29,895,432
1.75%, 06/20/19[b]	1,100	1,101,273
1.75%, 09/12/19	5,600	5,587,882
2.38%, 04/11/16[b]	1,870	1,928,370
2.61%, 04/01/44[a]	6,857	7,076,430
2.63%, 11/20/14[b]	41,099	41,322,332
5.00%, 04/15/15[b]	74,302	76,536,113
5.00%, 05/11/17[b]	97,753	108,282,259
5.38%, 06/12/17	510	571,272
6.25%, 05/15/29[b]	5,000	6,888,748
6.63%, 11/15/30	13,290	19,241,102
7.25%, 05/15/30[b]	6,826	10,379,665
NCUA Guaranteed Notes Trust (U.S. Government Guaranteed) Series A4
3.00%, 06/12/19	9,500	10,051,306
Tennessee Valley Authority
4.88%, 01/15/48	8,035	9,460,054
5.50%, 07/18/17[b]	6,964	7,830,764
7.13%, 05/01/30	3,556	5,208,082

		675,382,674
U.S. GOVERNMENT OBLIGATIONS — 37.19%
U.S. Treasury Bonds
2.75%, 11/15/42[b]	78,621	73,673,381
2.88%, 05/15/43	5,484	5,262,446
3.13%, 02/15/43[b]	47,600	48,034,589
3.13%, 08/15/44	25,000	25,196,251
3.38%, 05/15/44[b]	36,600	38,699,379
3.63%, 08/15/43[b]	69,400	76,779,998

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal (000s)	Value

3.63%, 02/15/44[b]	$35,000	$38,729,250
3.75%, 11/15/43	43,300	48,980,964
3.88%, 08/15/40[b]	4,776	5,527,360
4.25%, 05/15/39[b]	1,040	1,270,859
4.25%, 11/15/40	31	38,055
4.38%, 11/15/39[b]	26,022	32,424,714
4.38%, 05/15/40[b]	9,320	11,644,128
4.38%, 05/15/41[b]	2,949	3,696,955
4.50%, 02/15/36[b]	38,600	48,656,844
4.50%, 08/15/39[b]	40,170	50,925,518
4.63%, 02/15/40[b]	101,550	131,373,200
4.75%, 02/15/37[b]	77	100,451
4.75%, 02/15/41	48,258	63,895,526
5.00%, 05/15/37	6,108	8,233,096
5.25%, 11/15/28[b]	127	166,351
5.25%, 02/15/29[b]	6,100	7,996,917
5.38%, 02/15/31[b]	44,340	59,800,030
6.25%, 05/15/30[b]	20,053	29,173,504
6.38%, 08/15/27[b]	27,125	38,601,318
6.50%, 11/15/26[b]	25,000	35,561,501
7.50%, 11/15/16[b]	261,828	301,112,686
7.63%, 02/15/25[b]	13,817	20,614,135
8.13%, 08/15/19[b]	138,584	181,851,301
8.75%, 05/15/17[b]	5,318	6,445,097
9.88%, 11/15/15	129,830	144,905,860
10.63%, 08/15/15[b]	4,130	4,540,357
U.S. Treasury Notes
0.25%, 07/31/15[b]	102,700	102,840,692
0.25%, 08/15/15[b]	69,800	69,892,836
0.25%, 11/30/15[b]	155,000	155,091,447
0.38%, 03/15/15[b]	571	571,896
0.38%, 06/15/15[b]	1,678	1,681,809
0.38%, 04/30/16	312,000	312,043,655
0.50%, 07/31/16[b]	52,760	52,789,018
0.63%, 05/31/17[b]	284,331	282,516,968
0.75%, 02/28/18[b]	131,875	129,830,934
0.88%, 04/30/17	90,370	90,492,001
0.88%, 06/15/17[b]	34,000	34,005,779
0.88%, 07/31/19	1,250	1,205,363
1.00%, 08/31/16[b]	61,798	62,394,348
1.00%, 09/30/16[b]	103,461	104,390,083
1.00%, 03/31/17[b]	366,132	368,112,749
1.00%, 05/31/18	30,000	29,673,601
1.13%, 05/31/19[b]	60,000	58,713,002

Security	Principal (000s)	Value

1.25%, 09/30/15[b]	$61,921	$62,654,143
1.25%, 10/31/18[b]	238,260	236,413,480
1.25%, 11/30/18[b]	1,000	991,170
1.38%, 07/31/18[b]	60,000	60,047,401
1.38%, 09/30/18[b]	201,773	201,490,320
1.38%, 11/30/18[b]	32,000	31,899,199
1.38%, 12/31/18[b]	46,800	46,598,760
1.38%, 05/31/20[b]	29,804	29,087,810
1.50%, 12/31/18[b]	25,000	25,011,501
1.50%, 01/31/19	30,000	29,982,900
1.50%, 02/28/19[b]	4,000	3,994,560
1.50%, 05/31/19[b]	105,000	104,550,599
1.63%, 08/15/22[b]	2,091	2,009,639
1.63%, 11/15/22[b]	1,181	1,130,619
1.75%, 07/31/15	106,650	108,241,215
1.75%, 10/31/20	30,000	29,709,899
1.75%, 05/15/22[b]	91,750	89,246,146
1.75%, 05/15/23[b]	82,888	79,593,204
1.88%, 06/30/15[b]	2,480	2,516,431
1.88%, 08/31/17[b]	6,000	6,159,841
1.88%, 09/30/17	65,000	66,691,948
1.88%, 10/31/17[b]	97,887	100,372,352
1.88%, 06/30/20[b]	23,744	23,806,210
2.00%, 01/31/16[b]	101,967	104,450,913
2.00%, 04/30/16[b]	271,614	278,901,401
2.00%, 07/31/20[b]	3,000	3,026,160
2.00%, 09/30/20[b]	67,000	67,402,663
2.00%, 11/30/20[b]	50,000	50,207,001
2.00%, 05/31/21[b]	40,000	39,954,800
2.00%, 08/31/21	50,000	49,855,500
2.00%, 11/15/21	60,000	59,735,999
2.00%, 02/15/23[b]	570	560,213
2.13%, 08/31/20[b]	15,820	16,046,068
2.13%, 01/31/21[b]	49,400	49,883,131
2.13%, 08/15/21	19,232	19,348,353
2.25%, 07/31/21	26,200	26,568,893
2.38%, 09/30/14[b]	35,619	35,679,905
2.38%, 02/28/15	237	239,688
2.38%, 05/31/18[b]	44,825	46,596,485
2.50%, 03/31/15	37,696	38,221,858
2.50%, 06/30/17[b]	3,432	3,584,553
2.50%, 08/15/23	55,211	56,256,143
2.50%, 05/15/24[b]	66,300	67,247,428
2.63%, 12/31/14[b]	28,766	29,006,485

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2014

Security	Principal or Shares (000s)	Value

2.63%, 04/30/18[b]	$53,088	$55,694,084
2.63%, 08/15/20[b]	9,024	9,412,754
2.75%, 02/15/19[b]	11,000	11,583,661
2.75%, 11/15/23	8,760	9,095,596
2.75%, 02/15/24[b]	97,000	100,615,187
3.00%, 08/31/16[b]	106,533	111,745,649
3.00%, 09/30/16[b]	19,000	19,957,790
3.00%, 02/28/17[b]	36,169	38,200,973
3.13%, 01/31/17[b]	62,241	65,840,395
3.13%, 05/15/21[b]	24,431	26,198,339
3.25%, 03/31/17[b]	2,964	3,149,961
3.50%, 05/15/20[b]	127,854	139,804,513
3.63%, 02/15/20[b]	245,155	269,351,806
3.63%, 02/15/21[b]	17,747	19,574,408
4.00%, 02/15/15[b]	35,430	36,054,985
4.25%, 08/15/15[b]	48,399	50,297,207
4.75%, 08/15/17[b]	6,200	6,883,365
8.88%, 08/15/17[b]	20,002	24,618,462

		6,783,210,324

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $12,420,656,577)		12,683,418,281

SHORT-TERM INVESTMENTS — 37.41%

MONEY MARKET FUNDS — 37.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c],[h],[i]	3,962,631	3,962,630,993
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c],[h],[i]	408,587	408,586,795
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],[h]	2,452,965	2,452,964,888

		6,824,182,676

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,824,182,676)		6,824,182,676

TOTAL INVESTMENTS IN SECURITIES — 137.54% (Cost: $24,537,582,237)		25,086,049,980
Other Assets, Less Liabilities —(37.54)%		(6,846,750,265)

NET ASSETS — 100.00%		$18,239,299,715

BAB  —  Build America Bond

COP  —  Certificates of Participation

CPO  —  Certificates of Participation (Ordinary)

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	To-be-announced (TBA). See Note 1.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	83

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2014

	iShares Core Long-Term USD Bond ETF	iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$105,219,879	$17,695,293,732
Affiliated (Note 2)	14,552,385	6,842,288,505

Total cost of investments	$119,772,264	$24,537,582,237

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$107,233,980	$18,242,909,043
Affiliated (Note 2)	14,552,385	6,843,140,937

Total fair value of investments	121,786,365	25,086,049,980
Cash	—	942,211
Receivables:
Investment securities sold	—	99,050,291
Due from custodian (Note 4)	167,732	—
Interest	1,229,042	110,269,886

Total Assets	123,183,139	25,296,312,368

LIABILITIES
Payables:
Investment securities purchased	733,020	2,663,805,083
Collateral for securities on loan (Note 1)	13,324,681	4,371,217,788
Due to broker for TBA collateral (Note 1)	—	4,928,000
Capital shares redeemed	—	16,010,335
Investment advisory fees (Note 2)	8,050	1,051,447

Total Liabilities	14,065,751	7,057,012,653

NET ASSETS	$109,117,388	$18,239,299,715

Net assets consist of:
Paid-in capital	$107,981,215	$17,573,408,793
Undistributed net investment income	241,768	31,917,657
Undistributed net realized gain (accumulated net realized loss)	(1,119,696)	85,505,522
Net unrealized appreciation	2,014,101	548,467,743

NET ASSETS	$109,117,388	$18,239,299,715

Shares outstanding[b]	1,750,000	165,900,000

Net asset value per share	$62.35	$109.94

[a]	Securities on loan with values of $13,067,419 and $4,285,951,243, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

84	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2014

	iShares Core Long-Term USD Bond ETF	iShares Core U.S. Aggregate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$924,948	$192,396,457
Interest — affiliated (Note 2)	7	1,596,551
Securities lending income — affiliated (Note 2)	5,242	2,770,145

Total investment income	930,197	196,763,153

EXPENSES
Investment advisory fees (Note 2)	27,487	6,905,664

Total expenses	27,487	6,905,664
Less investment advisory fees waived (Note 2)	—	(499,471)

Net expenses	27,487	6,406,193

Net investment income	902,710	190,356,960

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(176,349)	47,219,144
In-kind redemptions — unaffiliated	—	42,683,084
In-kind redemptions — affiliated (Note 2)	—	45,624

Net realized gain (loss)	(176,349)	89,947,852

Net change in unrealized appreciation/depreciation	3,880,557	191,262,575

Net realized and unrealized gain	3,704,208	281,210,427

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,606,918	$471,567,387

See notes to financial statements.

FINANCIAL STATEMENTS	85

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core Long-Term USD Bond ETF		iShares Core U.S. Aggregate Bond ETF
	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$902,710	$1,988,307	$190,356,960	$345,867,304
Net realized gain (loss)	(176,349)	(3,672,885)	89,947,852	31,725,857
Net change in unrealized appreciation/depreciation	3,880,557	(397,631)	191,262,575	(387,091,976)

Net increase (decrease) in net assets resulting from operations	4,606,918	(2,082,209)	471,567,387	(9,498,815)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(756,877)	(2,392,605)	(187,881,645)	(339,024,384)
From net realized gain	—	—	—	(1,534,169)

Total distributions to shareholders	(756,877)	(2,392,605)	(187,881,645)	(340,558,553)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	76,126,154	15,926	3,032,834,068	3,528,501,995
Cost of shares redeemed	—	(72,132,262)	(1,057,218,009)	(2,040,891,540)

Net increase (decrease) in net assets from capital share transactions	76,126,154	(72,116,336)	1,975,616,059	1,487,610,455

INCREASE (DECREASE) IN NET ASSETS	79,976,195	(76,591,150)	2,259,301,801	1,137,553,087

NET ASSETS
Beginning of period	29,141,193	105,732,343	15,979,997,914	14,842,444,827

End of period	$109,117,388	$29,141,193	$18,239,299,715	$15,979,997,914

Undistributed net investment income included in net assets at end of period	$241,768	$95,935	$31,917,657	$29,442,342

SHARES ISSUED AND REDEEMED
Shares sold	1,250,000	—	27,900,000	32,600,000
Shares redeemed	—	(1,200,000)	(9,700,000)	(19,000,000)

Net increase (decrease) in shares outstanding	1,250,000	(1,200,000)	18,200,000	13,600,000

See notes to financial statements.

86	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Long-Term USD Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Period from Dec. 8, 2009[a] to Feb. 28, 2010
Net asset value, beginning of period	$58.28	$62.20	$61.10	$51.99	$50.52	$50.78

Income from investment operations:
Net investment income[b]	1.20	2.34	2.20	2.51	2.46	0.54
Net realized and unrealized gain (loss)[c]	4.05	(3.55)	1.06	9.07	1.41	(0.46)

Total from investment operations	5.25	(1.21)	3.26	11.58	3.87	0.08

Less distributions from:
Net investment income	(1.18)	(2.71)	(2.16)	(2.47)	(2.40)	(0.34)

Total distributions	(1.18)	(2.71)	(2.16)	(2.47)	(2.40)	(0.34)

Net asset value, end of period	$62.35	$58.28	$62.20	$61.10	$51.99	$50.52

Total return	9.10%[d]	(1.82)%[e]	5.38%	22.81%	7.78%	0.13%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$109,117	$29,141	$105,732	$24,439	$15,597	$5,052
Ratio of expenses to average net assets[f]	0.12%	0.12%	0.16%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[f]	3.94%	3.97%	3.47%	4.43%	4.65%	4.83%
Portfolio turnover rate[g]	21%	8%	50%	12%	37%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes payment from an affiliate. See Note 2. Not including these proceeds, the Fund’s total return would have been -1.94%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Six months ended Aug. 31, 2014 (Unaudited)	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010
Net asset value, beginning of period	$108.19	$110.68	$110.58	$105.56	$104.57	$100.08

Income from investment operations:
Net investment income[a]	1.21	2.49	2.67	3.11	2.66	2.48
Net realized and unrealized gain (loss)[b]	1.75	(2.51)	0.64	5.36	2.27	5.98

Total from investment operations	2.96	(0.02)	3.31	8.47	4.93	8.46

Less distributions from:
Net investment income	(1.21)	(2.46)	(2.73)	(2.97)	(2.90)	(3.97)
Net realized gain	—	(0.01)	(0.48)	(0.48)	(1.04)	—

Total distributions	(1.21)	(2.47)	(3.21)	(3.45)	(3.94)	(3.97)

Net asset value, end of period	$109.94	$108.19	$110.68	$110.58	$105.56	$104.57

Total return	2.74%[c]	0.01%	3.02%	8.16%	4.82%	8.62%

Ratios/Supplemental data:
Net assets, end of period (000s)	$18,239,300	$15,979,998	$14,842,445	$14,773,935	$11,041,127	$11,345,699
Ratio of expenses to average net assets[d]	0.07%	0.08%	0.16%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[d]	0.08%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	2.21%	2.31%	2.40%	2.87%	2.51%	2.42%
Portfolio turnover rate[e,f]	143%	180%	110%	131%	406%	488%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

88	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Long-Term USD Bond[a]	Diversified
Core U.S. Aggregate Bond[b]	Diversified

[a]	Formerly the iShares Core Long-Term U.S. Bond ETF.
[b]	Formerly the iShares Core Total U.S. Bond Market ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

90	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Core Long-Term USD Bond
Assets:
Corporate Bonds & Notes	$—	$58,055,481	$—	$58,055,481
Foreign Government Obligations	—	9,460,554	—	9,460,554
Municipal Debt Obligations	—	5,927,113	—	5,927,113
U.S. Government & Agency Obligations	—	33,790,832	—	33,790,832
Money Market Funds	14,552,385	—	—	14,552,385

	$14,552,385	$107,233,980	$—	$121,786,365

Core U.S. Aggregate Bond
Assets:
Collateralized Mortgage Obligations	$—	$371,853,927	$—	$371,853,927
Corporate Bonds & Notes	—	4,394,178,053	—	4,394,178,053
Foreign Government Obligations	—	635,651,993	—	635,651,993
Municipal Debt Obligations	—	176,765,050	—	176,765,050
U.S. Government & Agency Obligations	—	12,683,418,281	—	12,683,418,281
Money Market Funds	6,824,182,676	—	—	6,824,182,676

	$6,824,182,676	$18,261,867,304	$—	$25,086,049,980

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core U.S. Aggregate Bond ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

they are the seller and the market value of the TBA transaction decreases. Such collateral is discosed in the statement of assets and liabilities both as an asset (Investments in securities - affiliated) and a liability (Due to broker for TBA collateral).

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of August 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

92	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of August 31, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core Long-Term USD Bond	$13,067,419	$13,067,419	$—
Core U.S. Aggregate Bond	4,285,951,243	4,285,951,243	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core Long-Term USD Bond	0.12%
Core U.S. Aggregate Bond	0.08

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Core U.S. Aggregate Bond ETF through June 30, 2015 in an amount equal to the Fund’s pro rata share of the fees and expenses attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended August 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Core Long-Term USD Bond	$2,247
Core U.S. Aggregate Bond	1,187,205

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended August 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended August 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Core U.S. Aggregate Bond
PNC Bank N.A.
1.13%, 01/27/17	$—	$2,000	$—	$2,000	$2,000,228	$10,085	$—
1.15%, 11/01/16	—	300	—	300	301,478	1,381	—
3.80%, 07/25/23	5,000	—	—	5,000	5,207,254	99,405	—

94	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
PNC Funding Corp.
4.38%, 08/11/20	$—	$2,250	$—	$2,250	$2,483,029	$22,237	$—
5.25%, 11/15/15	8,385	—	(1,000)	7,385	7,767,291	196,089	45,624
6.70%, 06/10/19	998	—	—	998	1,198,981	31,748	—

					$18,958,261	$360,945	$45,624

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2014 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core Long-Term USD Bond	$23,360,821	$6,057,912	$48,057,478	$3,890,487
Core U.S. Aggregate Bond	24,712,848,689	23,794,949,109	591,887,193	403,281,711

In-kind transactions (see Note 4) for the six months ended August 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Long-Term USD Bond	$13,480,198	$—
Core U.S. Aggregate Bond	1,913,255,502	751,357,161

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union have imposed economic sanctions on certain Russian individuals and corporate entities which include prohibitions on transacting in or dealing in new debt or new equity of certain Russian issuers. Securities held by the iShares Core Long-Term USD Bond ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions may now, or in the future, result in retaliatory measures by Russia, including the immediate freeze of Russian assets. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

96	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2014, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Core Long-Term USD Bond	$835,989

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of August 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Long-Term USD Bond	$119,772,330	$2,627,926	$(613,891)	$2,014,035
Core U.S. Aggregate Bond	24,540,175,264	573,277,312	(27,402,596)	545,874,716

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Contract

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I. iShares Core Long-Term USD Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential

100	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of a lower fee. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in

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connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Core U.S. Aggregate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with

102	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were within range of the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and

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throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of a lower fee. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that

104	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core Long-Term USD Bond	$1.163485	$—	$0.013711	$1.177196	99%	—%	1%	100%

106	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-23-0814

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	October 27, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	October 27, 2014